Schedule of Investments	March 31, 2019 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

INVESTMENTS	SHARES	VALUE ($)
LONG POSITIONS - 176.5%

COMMON STOCKS - 100.3%
Australia - 1.7%
AGL Energy Ltd. (2)(a)	81,559	$1,261,475
Alumina Ltd. (2)(a)	41,299	71,121
Ansell Ltd. (2)	1,833	33,117
Aurizon Holdings Ltd. (2)(a)	23,877	77,194
BHP Group plc (2)(a)	1,446	34,888
BlueScope Steel Ltd. (2)(a)	67,290	667,887
CIMIC Group Ltd. (2)(a)	4,236	145,503
Coca-Cola Amatil Ltd. (2)(a)	22,093	135,785
Crown Resorts Ltd. (2)(a)	12,014	98,254
Fortescue Metals Group Ltd. (2)(a)	108,150	547,363
Harvey Norman Holdings Ltd. (2)(a)	119,084	340,040
Newcrest Mining Ltd. (2)(a)	23,982	434,315
Santos Ltd. (2)(a)	66,058	319,838
South32 Ltd. (2)(a)	174,229	462,716
Star Entertainment Grp Ltd. (The) (2)(a)	11,247	33,408
Telstra Corp. Ltd. (2)(a)	420,127	990,686
Wesfarmers Ltd. (2)(a)	10,543	259,621
Woodside Petroleum Ltd. (2)(a)	29,427	722,434
WorleyParsons Ltd. (2)(a)	5,170	51,889

		6,687,534

Belgium - 0.5%
Ageas (2)(a)	17,859	861,457
bpost SA (2)(a)	5,954	64,238
Colruyt SA (2)(a)	4,037	298,300
KBC Group NV (2)(a)	2,875	200,994
Proximus SADP (2)(a)	2,336	67,512
UCB SA (2)(a)	5,374	461,639

		1,954,140

Brazil - 0.0% (b)
Yamana Gold, Inc.	12,307	32,049

Canada - 2.5%
Air Canada *(a)	40,900	985,811
ARC Resources Ltd. (a)	4,899	33,434
Atco Ltd., Class I	2,700	90,919
Bank of Montreal (a)	3,406	254,848
Bank of Nova Scotia (The) (a)	2,585	137,611
CAE, Inc. (a)	1,714	37,978
Canadian Imperial Bank of Commerce (a)	9,928	784,523
Canadian National Railway Co. (a)	372	33,301
Canadian Natural Resources Ltd. (a)	3,289	90,301
Canadian Pacific Railway Ltd. (a)	462	95,190
Canadian Tire Corp. Ltd., Class A (a)	1,743	187,806
CGI, Inc. *(a)	7,926	544,888
CI Financial Corp. (a)	8,288	113,124
Constellation Software, Inc. (a)	57	48,305
Empire Co. Ltd., Class A (a)	15,065	326,135
Gildan Activewear, Inc. (a)	1,614	58,033
Hydro One Ltd. (c)	21,879	339,887
Intact Financial Corp. (a)	402	34,017
Kinross Gold Corp. *(a)	79,250	272,795
Linamar Corp. (a)	893	32,022
Magna International, Inc. (a)	10,054	489,553
Methanex Corp. (a)	6,355	360,942
Metro, Inc. (a)	947	34,865
National Bank of Canada (a)	11,491	518,593

INVESTMENTS	SHARES	VALUE ($)
Canada - 2.5% (continued)
Northland Power, Inc.	5,909	$104,353
Peyto Exploration & Development Corp. (a)	10,936	57,203
Quebecor, Inc., Class B (a)	14,340	351,538
Rogers Communications, Inc., Class B (a)	7,454	400,882
Royal Bank of Canada (a)	1,159	87,440
Seven Generations Energy Ltd., Class A *(a)	48,076	347,165
Teck Resources Ltd., Class B (a)	4,971	115,017
Thomson Reuters Corp. (a)	1,934	114,432
TMX Group Ltd. (a)	697	44,892
Toronto-Dominion Bank (The) (a)	8,263	448,410
Tourmaline Oil Corp. (a)	31,035	479,337
West Fraser Timber Co. Ltd. (a)	15,216	740,106
WestJet Airlines Ltd. (a)	5,797	84,286

		9,279,942

China - 0.2%
Yangzijiang Shipbuilding Holdings Ltd. (2)	645,200	716,468

Denmark - 0.6%
Carlsberg A/S, Class B (2)(a)	1,370	171,316
Coloplast A/S, Class B (2)(a)	425	46,653
GN Store Nord A/S (2)	5,164	239,829
H Lundbeck A/S (2)(a)	3,479	150,867
Novo Nordisk A/S, Class B (2)(a)	3,300	172,476
Orsted A/S (2)(a)(c)	5,117	388,126
Pandora A/S (2)(a)	9,346	437,921
Rockwool International A/S, Class B (2)(a)	1,645	385,774
Tryg A/S (2)(a)	3,766	103,384
Vestas Wind Systems A/S (2)(a)	2,451	206,586

		2,302,932

Finland - 0.6%
Fortum OYJ (2)(a)	1,689	34,594
Kesko OYJ, Class B (2)(a)	4,579	278,768
Neste OYJ (2)(a)	11,118	1,185,187
Nokia OYJ (2)(a)	21,731	123,793
Outokumpu OYJ (2)(a)	13,029	47,427
Sampo OYJ, Class A (2)(a)	12,017	544,644
UPM-Kymmene OYJ (2)(a)	6,578	192,123

		2,406,536

France - 2.2%
Air France-KLM (2)*(a)	15,775	177,417
AXA SA (2)(a)	61,521	1,547,308
Casino Guichard Perrachon SA (2)(a)	3,189	138,258
CNP Assurances (2)(a)	6,388	140,651
Electricite de France SA (2)(a)	89,171	1,220,695
Engie SA (2)(a)	68,637	1,023,573
Eutelsat Communications SA (2)	3,972	69,558
Peugeot SA (2)(a)	69,125	1,686,763
Renault SA (2)(a)	7,290	481,998
Societe BIC SA (2)(a)	494	44,039
Suez (2)	12,165	161,188
TOTAL SA (2)(a)	32,365	1,801,091

		8,492,539

Germany - 3.0%
adidas AG (2)(a)	1,461	355,346
Allianz SE (Registered) (2)(a)	6,991	1,557,928
Aurubis AG (2)	770	41,305
Bayerische Motoren Werke AG (2)(a)	7,548	582,812

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

INVESTMENTS	SHARES	VALUE ($)
Germany - 3.0% (continued)
Daimler AG (Registered) (2)(a)	14,543	$853,431
E.ON SE (2)(a)	250,882	2,791,873
Hannover Rueck SE (2)(a)	4,921	707,102
METRO AG (2)(a)	12,753	211,810
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered) (2)(a)	1,750	414,740
RWE AG (2)(a)	19,056	511,696
Salzgitter AG (2)(a)	9,044	261,939
Schaeffler AG (Preference) (2)	28,297	230,456
Talanx AG (2)(a)	4,944	190,812
Volkswagen AG (Preference) (2)	16,017	2,525,159

		11,236,409

Italy - 3.1%
A2A SpA (2)	270,824	494,822
Assicurazioni Generali SpA (2)(a)	143,692	2,664,127
BPER Banca (2)(a)	38,198	156,311
Enel SpA (2)(a)	517,945	3,318,893
Eni SpA (2)(a)	120,076	2,121,566
Hera SpA (2)	49,355	178,614
Italgas SpA (2)	13,029	80,507
Poste Italiane SpA (2)(a)(c)	123,231	1,200,399
Saipem SpA (2)*(a)	43,804	231,966
Terna Rete Elettrica Nazionale SpA (2)(a)	11,150	70,767
UniCredit SpA (2)(a)	7,353	94,453
Unipol Gruppo SpA (2)(a)	53,890	268,822
UnipolSai Assicurazioni SpA (2)(a)	219,767	593,484

		11,474,731

Japan - 14.5%
Advantest Corp. (2)(a)	2,200	51,387
AGC, Inc. (2)(a)	26,500	930,825
Alfresa Holdings Corp. (2)(a)	12,900	367,608
Alps Alpine Co. Ltd. (2)(a)	2,100	43,907
Aozora Bank Ltd. (2)(a)	10,400	257,003
Asahi Group Holdings Ltd. (2)(a)	700	31,247
Astellas Pharma, Inc. (2)(a)	30,900	464,297
Bandai Namco Holdings, Inc. (2)(a)	7,200	338,047
Bridgestone Corp. (2)(a)	6,200	238,908
Central Japan Railway Co. (2)(a)	3,100	720,584
Chubu Electric Power Co., Inc. (2)(a)	40,600	634,706
Citizen Watch Co. Ltd. (2)	34,100	190,549
Daicel Corp. (2)(a)	14,200	154,651
Dai-ichi Life Holdings, Inc. (2)(a)	9,700	135,037
East Japan Railway Co. (2)(a)	4,900	473,174
Electric Power Development Co. Ltd. (2)	24,100	587,688
Fujitsu Ltd. (2)(a)	5,500	397,758
Fukuoka Financial Group, Inc. (2)(a)	5,000	111,028
GungHo Online Entertainment, Inc. (2)(a)	43,700	159,519
Gunma Bank Ltd. (The) (2)(a)	10,800	40,927
Hakuhodo DY Holdings, Inc. (2)(a)	2,300	37,035
Haseko Corp. (2)(a)	27,600	347,865
Hiroshima Bank Ltd. (The) (2)(a)	7,200	36,700
Hitachi Capital Corp. (2)(a)	1,400	32,513
Hitachi High-Technologies Corp. (2)(a)	3,200	131,486
Hitachi Ltd. (2)(a)	25,400	825,262
Honda Motor Co. Ltd. (2)(a)	1,700	46,173
Idemitsu Kosan Co. Ltd. (2)(a)	19,000	635,514
Inpex Corp. (2)(a)	83,600	795,280

INVESTMENTS	SHARES	VALUE ($)
Japan - 14.5% (continued)
ITOCHU Corp. (2)(a)	134,500	$2,437,648
Japan Airlines Co. Ltd. (2)(a)	6,000	211,437
Japan Post Holdings Co. Ltd. (2)(a)	34,500	403,783
JFE Holdings, Inc. (2)(a)	41,500	706,364
JTEKT Corp. (2)(a)	22,400	276,597
JXTG Holdings, Inc. (2)(a)	331,800	1,514,647
Kajima Corp. (2)(a)	12,000	177,513
Kaken Pharmaceutical Co. Ltd. (2)	1,400	63,768
Kamigumi Co. Ltd. (2)(a)	12,200	282,959
Kansai Electric Power Co., Inc. (The) (2)(a)	23,000	339,184
KDDI Corp. (2)(a)	77,100	1,660,526
Kirin Holdings Co. Ltd. (2)(a)	1,900	45,455
Kobe Steel Ltd. (2)(a)	67,000	504,065
Konica Minolta, Inc. (2)(a)	28,000	276,084
Kyushu Electric Power Co., Inc. (2)	27,500	324,824
Kyushu Railway Co. (2)(a)	22,800	750,005
Mabuchi Motor Co. Ltd. (2)	3,100	108,117
Marubeni Corp. (2)(a)	227,700	1,578,736
Mazda Motor Corp. (2)(a)	83,900	940,679
Medipal Holdings Corp. (2)(a)	19,200	456,842
Mitsubishi Chemical Holdings Corp. (2)(a)	87,700	619,391
Mitsubishi Corp. (2)(a)	82,200	2,288,549
Mitsubishi Electric Corp. (2)(a)	12,800	165,151
Mitsubishi Heavy Industries Ltd. (2)(a)	1,500	62,421
Mitsubishi Materials Corp. (2)(a)	2,900	76,684
Mitsubishi UFJ Financial Group, Inc. (2)(a)	261,500	1,293,325
Mitsubishi UFJ Lease & Finance Co. Ltd. (2)(a)	7,600	38,796
Mitsui & Co. Ltd. (2)(a)	120,100	1,868,809
Mitsui Chemicals, Inc. (2)(a)	9,600	232,514
Mixi, Inc. (2)	14,600	337,817
Mizuho Financial Group, Inc. (2)(a)	978,100	1,513,582
MS&AD Insurance Group Holdings, Inc. (2)(a)	9,200	280,311
Nexon Co. Ltd. (2)(a)	3,900	61,333
NGK Insulators Ltd. (2)(a)	3,400	49,534
NGK Spark Plug Co. Ltd. (2)(a)	4,000	74,502
NH Foods Ltd. (2)(a)	1,000	36,032
NHK Spring Co. Ltd. (2)(a)	29,100	261,870
Nippon Electric Glass Co. Ltd. (2)	3,200	85,021
Nippon Steel Corp. (2)(a)	39,800	704,485
Nippon Telegraph & Telephone Corp. (2)(a)	67,700	2,886,125
Nissan Motor Co. Ltd. (2)(a)	51,600	423,747
Obayashi Corp. (2)(a)	20,100	202,582
ORIX Corp. (2)(a)	14,900	214,077
Osaka Gas Co. Ltd. (2)	31,000	612,905
Resona Holdings, Inc. (2)(a)	317,300	1,374,568
Sawai Pharmaceutical Co. Ltd. (2)	1,300	75,401
SG Holdings Co. Ltd. (2)(a)	2,400	70,014
Shimamura Co. Ltd. (2)(a)	1,600	135,603
Shimizu Corp. (2)(a)	13,400	116,704
Shinsei Bank Ltd. (2)(a)	24,700	351,472
Shionogi & Co. Ltd. (2)(a)	800	49,665
Showa Denko KK (2)(a)	26,000	919,047
Sojitz Corp. (2)(a)	463,600	1,638,065
Sompo Holdings, Inc. (2)(a)	7,200	266,638
Sumitomo Chemical Co. Ltd. (2)(a)	112,700	526,118
Sumitomo Corp. (2)(a)	101,200	1,403,066

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

INVESTMENTS	SHARES	VALUE ($)
Japan - 14.5% (continued)
Sumitomo Dainippon Pharma Co. Ltd. (2)(a)	1,600	$39,711
Sumitomo Heavy Industries Ltd. (2)(a)	17,900	581,746
Sumitomo Mitsui Financial Group, Inc. (2)(a)	41,400	1,449,775
Sumitomo Mitsui Trust Holdings, Inc. (2)(a)	13,100	470,802
Suzuken Co. Ltd. (2)(a)	5,400	313,226
Taiheiyo Cement Corp. (2)(a)	13,700	457,565
Taisei Corp. (2)(a)	4,500	209,353
Teijin Ltd. (2)(a)	32,600	539,074
Toho Gas Co. Ltd. (2)	800	35,978
Tohoku Electric Power Co., Inc. (2)	28,600	365,180
Tokio Marine Holdings, Inc. (2)(a)	14,800	717,011
Tokyo Electric Power Co. Holdings, Inc. (2)*(a)	552,200	3,493,276
Tokyo Gas Co. Ltd. (2)(a)	46,000	1,245,207
Toppan Printing Co. Ltd. (2)(a)	5,500	83,233
Tosoh Corp. (2)(a)	22,100	344,831
Toyo Seikan Group Holdings Ltd. (2)(a)	18,300	375,397
Toyota Tsusho Corp. (2)(a)	5,700	186,241
West Japan Railway Co. (2)(a)	7,700	580,162
Yamada Denki Co. Ltd. (2)(a)	42,000	207,139
Yamaguchi Financial Group, Inc. (2)(a)	4,100	34,763

		55,321,505

Luxembourg - 0.3%
ArcelorMittal (2)	53,492	1,085,584

Malta - 0.0% (b)
Kindred Group plc, SDR (2)	18,229	182,867

Netherlands - 1.5%
Aegon NV (2)(a)	253,279	1,216,616
ASR Nederland NV (2)(a)	16,121	671,703
Koninklijke Ahold Delhaize NV (2)(a)	106,246	2,828,668
NN Group NV (2)(a)	29,070	1,209,500

		5,926,487

Norway - 0.6%
Equinor ASA (2)(a)	48,541	1,064,022
Leroy Seafood Group ASA (2)(a)	38,039	276,356
Mowi ASA (2)(a)	28,981	647,463
Norsk Hydro ASA (2)(a)	30,055	122,228
Salmar ASA (2)(a)	5,481	263,265

		2,373,334

Russia - 0.1%
Evraz plc (2)	58,302	471,695

Singapore - 0.2%
ComfortDelGro Corp. Ltd. (2)	263,600	501,011
Genting Singapore Ltd. (2)	46,300	35,615
SATS Ltd. (2)	15,600	58,952
Venture Corp. Ltd. (2)	19,300	256,424

		852,002

South Africa - 0.0% (b)
Anglo American plc (2)	1,392	37,231

Spain - 1.7%
Acciona SA (2)	946	105,419
Acerinox SA (2)(a)	5,957	59,076

INVESTMENTS	SHARES	VALUE ($)
Spain - 1.7% (continued)
ACS Actividades de Construccion y Servicios SA (2)(a)	8,546	$375,698
Banco Bilbao Vizcaya Argentaria SA (2)(a)	137,680	786,681
Cia de Distribucion Integral Logista Holdings SA (2)(a)	2,584	60,887
Distribuidora Internacional de Alimentacion SA (2)	149,460	109,202
Enagas SA (2)	5,305	154,441
Endesa SA (2)(a)	49,898	1,273,418
Iberdrola SA (2)(a)	99,442	873,078
Mapfre SA (2)(a)	189,800	523,169
Mediaset Espana Comunicacion SA (2)(a)	5,170	38,634
Naturgy Energy Group SA (2)(a)	17,745	496,673
Red Electrica Corp. SA (2)(a)	2,044	43,571
Repsol SA (2)(a)	92,065	1,575,074
Telefonica SA (2)(a)	18,817	157,628

		6,632,649

Sweden - 0.6%
Axfood AB (2)(a)	9,066	168,761
Boliden AB (2)(a)	9,391	267,635
ICA Gruppen AB (2)(a)	2,079	83,467
Securitas AB, Class B (2)(a)	2,603	42,107
SKF AB, Class B (2)(a)	2,929	48,731
SSAB AB, Class A (2)(a)	135,911	489,542
Swedish Orphan Biovitrum AB (2)*(a)	26,638	625,206
Telefonaktiebolaget LM Ericsson, Class B (2)(a)	19,592	180,479
Telia Co. AB (2)(a)	48,181	217,183
Volvo AB, Class B (2)(a)	3,251	50,443

		2,173,554

Switzerland - 1.6%
Baloise Holding AG (Registered) (2)(a)	1,176	194,364
Garrett Motion, Inc. *(a)	6,103	89,897
Helvetia Holding AG (Registered) (2)(a)	821	501,495
Novartis AG (Registered) (2)(a)	7,428	713,976
Roche Holding AG (2)(a)	4,791	1,320,183
Sonova Holding AG (Registered) (2)(a)	865	171,417
Swiss Life Holding AG (Registered) (2)*(a)	4,500	1,982,702
Swiss Re AG (2)(a)	1,458	142,513
Temenos AG (Registered) (2)(a)	359	52,965
Zurich Insurance Group AG (2)(a)	3,283	1,086,793

		6,256,305

United Kingdom - 2.3%
Aggreko plc (2)(a)	19,167	196,720
Barratt Developments plc (2)(a)	29,006	226,575
Bellway plc (2)(a)	6,646	263,662
Berkeley Group Holdings plc (2)(a)	7,693	369,840
Britvic plc (2)(a)	6,626	82,233
BT Group plc (2)(a)	152,121	441,960
Centrica plc (2)	346,615	516,317
Dialog Semiconductor plc (2)*(a)	17,371	529,771
Dixons Carphone plc (2)	50,214	96,050
Drax Group plc (2)	47,744	235,417
Fiat Chrysler Automobiles NV (2)(a)	156,083	2,331,209
Greene King plc (2)	8,786	76,167
Hays plc (2)(a)	16,803	32,877

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

INVESTMENTS	SHARES	VALUE ($)
United Kingdom - 2.3% (continued)
Howden Joinery Group plc (2)(a)	24,718	$156,375
Indivior plc (2)*	36,730	45,980
J Sainsbury plc (2)(a)	66,344	203,587
Janus Henderson Group plc (a)	1,356	33,873
John Wood Group plc (2)(a)	20,911	138,222
Marks & Spencer Group plc (2)(a)	29,415	106,755
Meggitt plc (2)(a)	5,114	33,525
Moneysupermarket.com Group plc (2)	24,188	117,269
National Grid plc (2)(a)	121,986	1,354,086
Pennon Group plc (2)	16,936	164,089
Persimmon plc (2)(a)	5,747	162,557
Petrofac Ltd. (2)(a)	16,434	104,761
Royal Mail plc (2)(a)	71,189	221,205
Taylor Wimpey plc (2)(a)	102,489	234,413
United Utilities Group plc (2)	39,303	417,424
WH Smith plc (2)(a)	1,664	46,034
Whitbread plc (2)(a)	568	37,588

		8,976,541

United States - 62.5%
Aaron’s, Inc. (a)	6,641	349,317
Abbott Laboratories (a)	13,399	1,071,116
AbbVie, Inc. (a)	15,747	1,269,051
ABIOMED, Inc. *(a)	363	103,669
Accenture plc, Class A (a)	1,931	339,895
Adobe, Inc. *(a)	3,846	1,024,921
Adtalem Global Education, Inc. *(a)	9,593	444,348
Advance Auto Parts, Inc. (a)	242	41,268
AECOM *(a)	1,067	31,658
AES Corp. (a)	106,590	1,927,147
Aflac, Inc. (a)	29,850	1,492,500
Agilent Technologies, Inc. (a)	5,490	441,286
Air Lease Corp. (a)	7,752	266,281
Akamai Technologies, Inc. *(a)	14,217	1,019,501
Alexion Pharmaceuticals, Inc. *(a)	11,733	1,586,067
Alleghany Corp. *(a)	97	59,403
Allergan plc (a)	1,527	223,568
Allison Transmission Holdings, Inc. (a)	1,659	74,522
Allstate Corp. (The) (a)	8,692	818,613
Ally Financial, Inc. (a)	1,255	34,500
Alphabet, Inc., Class A *(a)	1,209	1,422,860
Amazon.com, Inc. *(a)	123	219,032
AMC Networks, Inc., Class A *(a)	23,452	1,331,136
AMERCO (a)	1,125	417,949
Ameren Corp. (a)	3,040	223,592
American Eagle Outfitters, Inc. (a)	33,686	746,819
American Water Works Co., Inc. (a)	3,883	404,842
Ameriprise Financial, Inc. (a)	5,005	641,141
Amgen, Inc. (a)	15,361	2,918,284
ANSYS, Inc. *(a)	1,213	221,627
Anthem, Inc. (a)	8,458	2,427,277
Apple, Inc. (a)	3,276	622,276
Archer-Daniels-Midland Co. (a)	5,044	217,548
Arcosa, Inc.	960	29,328
Armstrong World Industries, Inc. (a)	775	61,551
Arrow Electronics, Inc. *(a)	14,617	1,126,386
ASGN, Inc. *(a)	736	46,729
Aspen Technology, Inc. *(a)	1,968	205,184
Assurant, Inc. (a)	1,500	142,365

INVESTMENTS	SHARES	VALUE ($)
United States - 62.5% (continued)
Assured Guaranty Ltd. (a)	28,101	$1,248,527
AT&T, Inc. (a)	18,759	588,282
Athene Holding Ltd., Class A *(a)	43,026	1,755,461
AutoZone, Inc. *(a)	397	406,576
Avis Budget Group, Inc. *(a)	1,692	58,983
Avnet, Inc. (a)	6,701	290,622
AXA Equitable Holdings, Inc. (a)	45,274	911,818
Bank of New York Mellon Corp. (The) (a)	4,436	223,707
Bausch Health Cos., Inc. *(a)	6,985	172,332
Baxter International, Inc. (a)	7,937	645,357
Becton Dickinson and Co. (a)	355	88,654
Bed Bath & Beyond, Inc. (a)	39,083	664,020
Best Buy Co., Inc. (a)	2,936	208,632
Biogen, Inc. *(a)	13,092	3,094,688
Bio-Rad Laboratories, Inc., Class A *(a)	196	59,913
Bio-Techne Corp. (a)	3,271	649,457
Boeing Co. (The) (a)	4,093	1,561,152
Booking Holdings, Inc. *(a)	795	1,387,203
Booz Allen Hamilton Holding Corp. (a)	4,703	273,432
Boston Beer Co., Inc. (The), Class A *(a)	2,853	840,865
Boston Scientific Corp. *(a)	5,990	229,896
Boyd Gaming Corp. (a)	4,104	112,285
Brinker International, Inc.	5,724	254,031
Bristol-Myers Squibb Co. (a)	11,085	528,865
BRP, Inc. (a)	12,395	343,927
Bruker Corp. (a)	4,248	163,293
Brunswick Corp. (a)	6,982	351,404
Burlington Stores, Inc. *(a)	686	107,482
CACI International, Inc., Class A *	1,444	262,837
Cadence Design Systems, Inc. *(a)	17,379	1,103,740
Capital One Financial Corp. (a)	8,843	722,385
Capri Holdings Ltd. *(a)	9,868	451,461
Cardinal Health, Inc. (a)	6,385	307,438
Carlisle Cos., Inc. (a)	314	38,503
Carnival Corp. (a)	582	29,519
CDW Corp. (a)	9,768	941,342
Celanese Corp., Series A (a)	343	33,823
Centene Corp. *(a)	4,992	265,075
CenturyLink, Inc. (a)	2,634	31,582
Cerner Corp. *(a)	14,338	820,277
Charles River Laboratories International, Inc. *(a)	16,043	2,330,246
Chemed Corp.	363	116,185
Chesapeake Energy Corp.*	273,708	848,495
Church & Dwight Co., Inc. (a)	582	41,456
Churchill Downs, Inc. (a)	1,149	103,709
Ciena Corp. *(a)	20,724	773,834
Cigna Corp. (a)	5,794	931,791
Cinemark Holdings, Inc. (a)	4,848	193,872
Cirrus Logic, Inc. *(a)	12,870	541,441
Cisco Systems, Inc. (a)	48,251	2,605,071
Citrix Systems, Inc. (a)	2,052	204,502
CNX Resources Corp. *(a)	30,313	326,471
Cognizant Technology Solutions Corp., Class A (a)	4,590	332,546
Columbia Sportswear Co. (a)	3,713	386,820
Comcast Corp., Class A (a)	8,057	322,119
CommScope Holding Co., Inc. *(a)	36,892	801,663
ConocoPhillips (a)	2,408	160,710

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

INVESTMENTS	SHARES	VALUE ($)
United States - 62.5% (continued)
Consolidated Edison, Inc. (a)	39,119	$3,317,683
Cooper Cos., Inc. (The) (a)	1,796	531,921
Costco Wholesale Corp. (a)	4,060	983,088
Cracker Barrel Old Country Store, Inc. (a)	1,110	179,387
Crane Co.	445	37,656
Credit Acceptance Corp. *(a)	308	139,194
Cummins, Inc. (a)	2,599	410,304
Curtiss-Wright Corp. (a)	6,233	706,448
Dana, Inc. (a)	4,267	75,697
Danaher Corp. (a)	18,170	2,398,803
Darden Restaurants, Inc. (a)	2,602	316,065
Deckers Outdoor Corp. *(a)	12,574	1,848,252
Deere & Co. (a)	376	60,100
Delphi Technologies plc (a)	6,198	119,373
Deluxe Corp. (a)	2,131	93,167
Dick’s Sporting Goods, Inc. (a)	27,525	1,013,195
Dillard’s, Inc., Class A (a)	11,706	843,066
Discover Financial Services (a)	3,099	220,525
Dollar General Corp. (a)	2,307	275,225
Domtar Corp. (a)	3,667	182,067
DTE Energy Co. (a)	5,813	725,114
DXC Technology Co. (a)	8,495	546,313
Eaton Corp. plc (a)	13,466	1,084,821
eBay, Inc. (a)	11,371	422,319
EchoStar Corp., Class A *	1,871	68,198
Edwards Lifesciences Corp. *(a)	4,219	807,221
Eldorado Resorts, Inc. *(a)	20,617	962,608
Electronic Arts, Inc. *(a)	7,153	726,959
Eli Lilly & Co. (a)	22,634	2,936,989
EMCOR Group, Inc. (a)	1,314	96,027
Encompass Health Corp. (a)	1,832	106,989
EnerSys	2,118	138,009
EPAM Systems, Inc. *(a)	536	90,654
Estee Lauder Cos., Inc. (The), Class A (a)	8,227	1,361,980
Evercore, Inc., Class A (a)	999	90,909
Everest Re Group Ltd. (a)	3,076	664,293
Exelixis, Inc. *(a)	67,516	1,606,881
Exelon Corp. (a)	45,081	2,259,911
Expedia Group, Inc. (a)	1,356	161,364
Expeditors International of Washington, Inc. (a)	531	40,303
F5 Networks, Inc. *(a)	7,911	1,241,473
Facebook, Inc., Class A *(a)	10,858	1,809,920
Fair Isaac Corp. *(a)	1,038	281,952
Federated Investors, Inc., Class B (a)	10,143	297,291
First American Financial Corp.	1,541	79,362
Fiserv, Inc. *(a)	480	42,374
FLIR Systems, Inc. (a)	7,037	334,820
Foot Locker, Inc. (a)	27,157	1,645,714
Fortinet, Inc. *(a)	9,967	836,929
Gap, Inc. (The) (a)	9,794	256,407
GATX Corp.	1,897	144,874
General Dynamics Corp. (a)	294	49,768
Gilead Sciences, Inc. (a)	25,763	1,674,853
Globus Medical, Inc., Class A *(a)	13,542	669,110
Goldman Sachs Group, Inc. (The) (a)	2,978	571,746
GrafTech International Ltd.	8,560	109,482
Graham Holdings Co., Class B (a)	1,077	735,785
GrubHub, Inc. *(a)	729	50,644

INVESTMENTS	SHARES	VALUE ($)
United States - 62.5% (continued)
H&R Block, Inc. (a)	22,416	$536,639
Haemonetics Corp. *	2,142	187,382
Hanover Insurance Group, Inc. (The) (a)	276	31,511
HCA Healthcare, Inc. (a)	18,387	2,397,297
Helen of Troy Ltd. *(a)	1,260	146,110
Helmerich & Payne, Inc. (a)	6,532	362,918
Herman Miller, Inc. (a)	7,036	247,526
Hewlett Packard Enterprise Co. (a)	25,133	387,802
Hill-Rom Holdings, Inc. (a)	4,075	431,380
HollyFrontier Corp. (a)	40,168	1,979,077
Honeywell International, Inc. (a)	2,671	424,475
Hormel Foods Corp. (a)	1,213	54,294
HP, Inc. (a)	46,966	912,549
Humana, Inc. (a)	2,966	788,956
Huntington Ingalls Industries, Inc. (a)	9,749	2,019,993
IAC/InterActiveCorp *(a)	4,166	875,318
ICU Medical, Inc. *(a)	257	61,508
Inogen, Inc. *	4,019	383,292
Insperity, Inc. (a)	2,329	288,004
Intel Corp. (a)	19,424	1,043,069
International Business Machines Corp. (a)	6,252	882,157
International Paper Co. (a)	16,043	742,310
Intuit, Inc. (a)	2,860	747,633
Intuitive Surgical, Inc. *(a)	443	252,767
Invesco Ltd. (a)	10,952	211,483
Ionis Pharmaceuticals, Inc. *(a)	4,462	362,181
IQVIA Holdings, Inc. *(a)	17,175	2,470,624
ITT, Inc. (a)	4,000	232,000
j2 Global, Inc. (a)	14,238	1,233,011
Jabil, Inc. (a)	18,676	496,595
Jacobs Engineering Group, Inc. (a)	3,756	282,414
Jazz Pharmaceuticals plc *(a)	3,974	568,083
JetBlue Airways Corp. *(a)	30,901	505,540
John Wiley & Sons, Inc., Class A (a)	2,444	108,074
Johnson & Johnson (a)	5,428	758,780
JPMorgan Chase & Co. (a)	2,513	254,391
Juniper Networks, Inc. (a)	43,044	1,139,375
KB Home (a)	2,838	68,594
KBR, Inc.	1,727	32,968
Keysight Technologies, Inc. *(a)	5,109	445,505
Kirby Corp. *(a)	1,921	144,286
KLA-Tencor Corp. (a)	430	51,346
Kohl’s Corp. (a)	35,620	2,449,587
Kroger Co. (The) (a)	27,766	683,044
Laboratory Corp. of America Holdings *(a)	10,438	1,596,805
Lam Research Corp. (a)	4,349	778,514
Lear Corp. (a)	2,475	335,882
Lennar Corp., Class A (a)	5,816	285,507
Lockheed Martin Corp. (a)	734	220,317
LogMeIn, Inc. (a)	4,230	338,823
Lowe’s Cos., Inc. (a)	2,183	238,973
LPL Financial Holdings, Inc. (a)	1,018	70,904
Lululemon Athletica, Inc. *(a)	5,305	869,330
Lumentum Holdings, Inc. *(a)	15,164	857,373
LyondellBasell Industries NV, Class A (a)	1,495	125,700
Macy’s, Inc. (a)	75,289	1,809,195
Mallinckrodt plc *	30,577	664,744
Manhattan Associates, Inc. *(a)	3,669	202,199
ManpowerGroup, Inc. (a)	12,827	1,060,665

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

INVESTMENTS	SHARES	VALUE ($)
United States - 62.5% (continued)
Marathon Oil Corp. (a)	1,929	$32,234
Marathon Petroleum Corp. (a)	8,947	535,478
Masimo Corp. *(a)	5,900	815,852
Match Group, Inc. (a)	10,581	598,990
MAXIMUS, Inc. (a)	3,303	234,447
McDermott International, Inc. *(a)	70,882	527,362
McKesson Corp. (a)	7,025	822,347
MEDNAX, Inc. *	3,619	98,328
Medtronic plc (a)	12,696	1,156,352
Merck & Co., Inc. (a)	36,185	3,009,507
Mettler-Toledo International, Inc. *(a)	150	108,450
Micron Technology, Inc. *(a)	72,097	2,979,770
Microsoft Corp. (a)	12,520	1,476,609
MKS Instruments, Inc. (a)	7,827	728,302
Molina Healthcare, Inc. *(a)	5,539	786,316
Molson Coors Brewing Co., Class B (a)	2,394	142,802
Morgan Stanley (a)	2,214	93,431
Motorola Solutions, Inc. (a)	335	47,041
MSA Safety, Inc. (a)	1,339	138,453
MSCI, Inc. (a)	292	58,061
Murphy USA, Inc. *(a)	2,943	251,980
Mylan NV *(a)	30,920	876,273
Nasdaq, Inc. (a)	418	36,571
Nektar Therapeutics *	6,922	232,579
New Jersey Resources Corp.	5,968	297,147
NextEra Energy, Inc. (a)	1,765	341,210
NIKE, Inc., Class B (a)	6,522	549,218
Nordstrom, Inc. (a)	2,365	104,959
Norfolk Southern Corp. (a)	264	49,339
Northrop Grumman Corp. (a)	1,054	284,158
NorthWestern Corp.	11,198	788,451
Norwegian Cruise Line Holdings Ltd. *(a)	4,427	243,308
NRG Energy, Inc. (a)	28,003	1,189,567
Nu Skin Enterprises, Inc., Class A	2,330	111,514
NuVasive, Inc. *	2,495	141,691
nVent Electric plc (a)	7,431	200,488
Old Republic International Corp. (a)	25,011	523,230
Omnicom Group, Inc. (a)	1,143	83,428
ON Semiconductor Corp. *(a)	34,751	714,828
OneMain Holdings, Inc. (a)	13,279	421,608
Oracle Corp. (a)	28,920	1,553,293
Oshkosh Corp. (a)	3,593	269,942
Packaging Corp. of America (a)	2,028	201,543
Palo Alto Networks, Inc. *(a)	459	111,482
Parker-Hannifin Corp. (a)	585	100,398
Patterson Cos., Inc.	2,471	53,991
Patterson-UTI Energy, Inc. (a)	43,824	614,412
Paycom Software, Inc. *(a)	1,338	253,056
PBF Energy, Inc., Class A (a)	36,944	1,150,436
Penske Automotive Group, Inc. (a)	5,080	226,822
PerkinElmer, Inc. (a)	2,366	227,988
Pfizer, Inc. (a)	65,058	2,763,014
Phillips 66 (a)	17,017	1,619,508
Pilgrim’s Pride Corp. *(a)	28,682	639,322
Pinnacle West Capital Corp. (a)	596	56,966
Popular, Inc.	2,087	108,795
PRA Health Sciences, Inc. *(a)	16,079	1,773,353
Progressive Corp. (The) (a)	880	63,439
Public Service Enterprise Group, Inc. (a)	15,360	912,538

INVESTMENTS	SHARES	VALUE ($)
United States - 62.5% (continued)
PulteGroup, Inc. (a)	64,230	$1,795,871
PVH Corp. (a)	2,711	330,606
QIAGEN NV *(a)	16,937	688,997
Quanta Services, Inc. (a)	27,861	1,051,474
Quest Diagnostics, Inc. (a)	949	85,334
Qurate Retail, Inc. *(a)	44,732	714,817
Ralph Lauren Corp. (a)	2,794	362,326
Raytheon Co. (a)	8,004	1,457,368
Regal Beloit Corp.	4,593	376,029
Regeneron Pharmaceuticals, Inc. *(a)	4,631	1,901,581
Reinsurance Group of America, Inc. (a)	6,036	856,991
Reliance Steel & Aluminum Co. (a)	496	44,769
Republic Services, Inc. (a)	2,989	240,256
Resideo Technologies, Inc. *	5,242	101,118
ResMed, Inc. (a)	318	33,062
Robert Half International, Inc. (a)	29,537	1,924,631
Ross Stores, Inc. (a)	4,871	453,490
Royal Caribbean Cruises Ltd. (a)	1,891	216,746
RPC, Inc. (a)	54,362	620,270
Ryder System, Inc. (a)	948	58,767
Sally Beauty Holdings, Inc. *(a)	31,511	580,118
Santander Consumer USA Holdings, Inc. (a)	15,869	335,312
Schneider National, Inc., Class B (a)	7,569	159,327
Science Applications International Corp. (a)	1,219	93,802
Seagate Technology plc (a)	16,176	774,669
Service Corp. International (a)	12,833	515,245
ServiceMaster Global Holdings, Inc. *(a)	5,872	274,222
Silgan Holdings, Inc. (a)	2,956	87,586
Skechers U.S.A., Inc., Class A *(a)	17,183	577,521
Skyworks Solutions, Inc. (a)	5,004	412,730
SM Energy Co. (a)	26,151	457,381
Snap-on, Inc. (a)	3,550	555,646
Sonoco Products Co. (a)	4,559	280,515
Southwestern Energy Co. *	279,595	1,311,301
Spirit AeroSystems Holdings, Inc., Class A (a)	18,775	1,718,476
SS&C Technologies Holdings, Inc. (a)	964	61,397
Steel Dynamics, Inc. (a)	1,978	69,764
STERIS plc	3,615	462,828
Stryker Corp. (a)	3,224	636,804
Symantec Corp. (a)	45,511	1,046,298
Synchrony Financial (a)	27,149	866,053
Synopsys, Inc. *(a)	1,976	227,536
Tapestry, Inc. (a)	9,494	308,460
Target Corp. (a)	10,722	860,548
TE Connectivity Ltd. (a)	527	42,555
Tech Data Corp. *	14,842	1,519,969
TEGNA, Inc. (a)	33,811	476,735
Teledyne Technologies, Inc. *(a)	4,852	1,149,973
Telephone & Data Systems, Inc. (a)	21,829	670,805
Textron, Inc. (a)	24,485	1,240,410
Thermo Fisher Scientific, Inc. (a)	9,194	2,516,582
TJX Cos., Inc. (The) (a)	7,978	424,509

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

INVESTMENTS	SHARES	VALUE ($)
United States - 62.5% (continued)
T-Mobile US, Inc. *(a)	15,007	$1,036,984
Toll Brothers, Inc. (a)	11,301	409,096
Torchmark Corp. (a)	6,504	533,003
Tractor Supply Co. (a)	491	48,000
Travelers Cos., Inc. (The) (a)	1,953	267,873
TRI Pointe Group, Inc. *(a)	26,348	333,039
TripAdvisor, Inc. *(a)	15,103	777,049
Tyson Foods, Inc., Class A (a)	7,730	536,694
Ubiquiti Networks, Inc. (a)	2,807	420,236
UGI Corp.	14,346	795,055
United Continental Holdings, Inc. *(a)	3,304	263,593
United Rentals, Inc. *(a)	313	35,760
United States Cellular Corp. *(a)	2,129	97,742
United Technologies Corp. (a)	3,197	412,061
United Therapeutics Corp. *(a)	15,495	1,818,648
UnitedHealth Group, Inc. (a)	3,049	753,896
Universal Health Services, Inc., Class B (a)	10,671	1,427,460
Urban Outfitters, Inc. *(a)	14,391	426,549
Valero Energy Corp. (a)	15,264	1,294,845
Varian Medical Systems, Inc. *(a)	5,977	847,060
Veeva Systems, Inc., Class A *(a)	7,538	956,271
VeriSign, Inc. *(a)	4,105	745,304
Verizon Communications, Inc. (a)	53,599	3,169,310
Vertex Pharmaceuticals, Inc. *(a)	2,212	406,897
VF Corp. (a)	6,284	546,142
Viacom, Inc., Class B (a)	83,998	2,357,824
Vishay Intertechnology, Inc.	20,256	374,128
Vistra Energy Corp. (a)	83,188	2,165,384
VMware, Inc., Class A (a)	5,294	955,620
Voya Financial, Inc. (a)	3,324	166,067
Walgreens Boots Alliance, Inc. (a)	8,397	531,278
Walmart, Inc. (a)	13,562	1,322,702
Walt Disney Co. (The) (a)	5,803	644,307
Waste Management, Inc. (a)	9,329	969,376
Waters Corp. *(a)	1,578	397,198
Weight Watchers International, Inc. *(a)	19,848	399,937
Werner Enterprises, Inc. (a)	19,366	661,349
WESCO International, Inc. *	2,038	108,034
West Pharmaceutical Services, Inc. (a)	1,787	196,927
Western Digital Corp. (a)	4,266	205,024
Whiting Petroleum Corp. *(a)	14,444	377,566
Williams-Sonoma, Inc. (a)	5,933	333,850
Woodward, Inc. (a)	4,517	428,618
Xerox Corp. (a)	22,934	733,429
Zebra Technologies Corp., Class A *(a)	3,534	740,479
Zimmer Biomet Holdings, Inc. (a)	4,534	578,992
Zoetis, Inc. (a)	7,628	767,911

		239,248,819

TOTAL COMMON STOCKS (Cost $361,444,792)		384,121,853

INVESTMENTS	SHARES	VALUE ($)
SHORT-TERM INVESTMENTS - 76.2%

INVESTMENT COMPANIES - 52.8%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund, 2.26% (d)(e)	11,143,902	$11,143,902
Limited Purpose Cash Investment Fund, 2.43% (d)	187,678,646	187,659,877
UBS Select Treasury Preferred Fund, Class I, 2.35% (d)	3,828,602	3,828,602

TOTAL INVESTMENT COMPANIES (Cost $202,619,727)		202,632,381

	PRINCIPAL AMOUNT ($)
U.S. TREASURY OBLIGATIONS - 23.4%
U.S. Treasury Bills 2.51%, 6/27/2019 (2)(f)	$3,092,000	3,074,457
2.54%, 7/5/2019 (2)(f)	2,940,000	2,921,626
2.50%, 7/11/2019 (2)(f)	2,596,000	2,578,746
2.48%, 7/25/2019 (2)(f)	8,259,000	8,196,631
2.48%, 8/1/2019 (2)(f)(g)	9,087,000	9,014,047
2.47%, 8/8/2019 (2)(f)(g)	11,338,000	11,241,712
2.47%, 8/15/2019 (2)(f)(g)	18,395,000	18,229,435
2.49%, 8/22/2019 (2)(f)(g)	8,553,000	8,472,268
2.49%, 8/29/2019 (2)(f)(g)	15,680,000	15,525,977
2.49%, 9/5/2019 (2)(f)(g)	7,223,000	7,148,580
2.49%, 9/12/2019 (2)(f)(g)	3,137,000	3,103,167

TOTAL U.S. TREASURY OBLIGATIONS (Cost $89,478,619)		89,506,646

TOTAL SHORT-TERM INVESTMENTS (Cost $292,098,346)		292,139,027

TOTAL LONG POSITIONS (Cost $653,543,138)		676,260,880

	SHARES
SHORT POSITIONS - (85.3)%

COMMON STOCKS - (85.3)%
Argentina - (0.1)%
MercadoLibre, Inc. *	(561)	(284,837)

Australia - (1.5)%
AMP Ltd. (2)	(371,656)	(555,058)
APA Group (2)	(38,095)	(270,422)
Challenger Ltd. (2)	(78,657)	(463,582)
Domino’s Pizza Enterprises Ltd. (2)	(13,841)	(426,799)
Iluka Resources Ltd. (2)	(5,977)	(38,282)
Lendlease Group (2)	(31,004)	(272,811)
Medibank Pvt Ltd. (2)	(178,981)	(351,316)
Origin Energy Ltd. (2)	(41,571)	(212,802)
Qantas Airways Ltd. (2)	(18,194)	(73,212)
QBE Insurance Group Ltd. (2)	(123,950)	(1,084,429)
Ramsay Health Care Ltd. (2)	(5,129)	(234,542)
REA Group Ltd. (2)	(596)	(31,651)
SEEK Ltd. (2)	(40,563)	(506,029)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

INVESTMENTS	SHARES	VALUE ($)
Australia - (1.5)% (continued)
Tabcorp Holdings Ltd. (2)	(13,666)	$(44,846)
Transurban Group (2)	(36,357)	(340,996)
Treasury Wine Estates Ltd. (2)	(63,102)	(669,841)
Vocus Group Ltd. (2)*	(59,231)	(155,375)

		(5,731,993)

Austria - (0.1)%
ams AG (2)*	(19,471)	(526,351)

Belgium - (0.5)%
Anheuser-Busch InBev SA/NV (2)	(12,035)	(1,010,268)
Galapagos NV (2)*	(5,319)	(625,443)
Telenet Group Holding NV (2)	(9,501)	(456,902)

		(2,092,613)

Canada - (2.4)%
Agnico Eagle Mines Ltd.	(6,850)	(297,815)
AltaGas Ltd.	(57,840)	(761,332)
Barrick Gold Corp.	(22,959)	(314,745)
BlackBerry Ltd. *	(48,535)	(489,218)
Bombardier, Inc., Class B *	(138,273)	(265,920)
Cameco Corp.	(33,047)	(389,486)
CCL Industries, Inc., Class B	(5,451)	(220,675)
Cenovus Energy, Inc.	(50,621)	(439,409)
Dollarama, Inc.	(20,197)	(538,798)
Element Fleet Management Corp.	(45,184)	(285,707)
Enbridge, Inc.	(15,286)	(553,629)
Finning International, Inc.	(5,142)	(91,424)
Franco-Nevada Corp.	(2,192)	(164,341)
Imperial Oil Ltd.	(2,129)	(58,118)
Inter Pipeline Ltd.	(17,493)	(289,423)
Keyera Corp.	(12,297)	(289,953)
Onex Corp.	(1,922)	(108,415)
Pembina Pipeline Corp.	(9,165)	(336,671)
PrairieSky Royalty Ltd.	(14,245)	(191,873)
Restaurant Brands International, Inc.	(3,683)	(239,608)
Shopify, Inc., Class A *	(2,665)	(550,131)
SNC-Lavalin Group, Inc.	(7,070)	(179,402)
Stars Group, Inc. (The) *	(21,681)	(378,994)
TransCanada Corp.	(18,376)	(825,327)
Vermilion Energy, Inc.	(3,209)	(79,219)
Wheaton Precious Metals Corp.	(34,957)	(832,103)

		(9,171,736)

Chile - 0.0% (b)
Antofagasta plc (2)	(2,645)	(33,279)
Lundin Mining Corp.	(22,472)	(104,258)

		(137,537)

Colombia - (0.1)%
Millicom International Cellular SA, SDR (2)	(3,409)	(207,034)

Denmark - (0.6)%
AP Moller - Maersk A/S, Class B (2)	(1,033)	(1,309,687)
Chr Hansen Holding A/S (2)	(386)	(39,181)
Dfds A/S (2)	(982)	(40,655)
FLSmidth & Co. A/S (2)	(5,003)	(216,341)
Genmab A/S (2) *	(3,841)	(666,481)

		(2,272,345)

INVESTMENTS	SHARES	VALUE ($)
Finland - (0.1)%
Cargotec OYJ, Class B (2)	(1,200)	$(44,273)
Huhtamaki OYJ (2)	(3,132)	(116,708)
Metso OYJ (2)	(1,779)	(61,335)
Nokian Renkaat OYJ (2)	(931)	(31,202)
Orion OYJ, Class B (2)	(4,494)	(168,867)

		(422,385)

France - (2.0)%
Accor SA (2)	(14,418)	(584,063)
Airbus SE (2)	(8,248)	(1,093,160)
Altran Technologies SA (2)	(9,513)	(104,480)
BioMerieux (2)	(1,499)	(123,981)
Bollore SA (2)*	(36)	(161)
Bollore SA (2)	(40,654)	(183,832)
Bureau Veritas SA (2)	(1,428)	(33,502)
Cie Plastic Omnium SA (2)	(3,182)	(84,772)
Dassault Systemes SE (2)	(3,179)	(473,826)
Edenred (2)	(11,774)	(536,194)
Elior Group SA (2)(c)	(2,695)	(36,086)
EssilorLuxottica SA (2)	(1,150)	(125,626)
Getlink SE (2)	(10,163)	(154,114)
Iliad SA (2)	(7,711)	(774,803)
Ingenico Group SA (2)	(9,056)	(646,887)
JCDecaux SA (2)	(5,826)	(177,309)
Legrand SA (2)	(2,535)	(169,718)
Natixis SA (2)	(7,408)	(39,679)
Orpea (2)	(3,136)	(376,547)
Remy Cointreau SA (2)	(2,963)	(395,219)
Safran SA (2)	(813)	(111,430)
Sartorius Stedim Biotech (2)	(296)	(37,506)
SEB SA (2)	(1,045)	(175,939)
Sopra Steria Group (2)	(313)	(36,363)
SPIE SA (2)	(3,359)	(59,426)
Technicolor SA (Registered) (2)*	(53,569)	(61,457)
Ubisoft Entertainment SA (2)*	(415)	(37,007)
Valeo SA (2)	(18,991)	(551,360)
Vivendi SA (2)	(18,644)	(540,304)
Worldline SA (2)*(c)	(916)	(54,280)

		(7,779,031)

Germany - (1.7)%
1&1 Drillisch AG (2)	(8,033)	(286,270)
Beiersdorf AG (2)	(3,303)	(343,861)
CECONOMY AG (2)*	(41,062)	(218,685)
Commerzbank AG (2)	(23,904)	(185,318)
Continental AG (2)	(271)	(40,883)
CTS Eventim AG & Co. KGaA (2)	(1,037)	(49,169)
Delivery Hero SE (2)*(c)	(10,901)	(393,967)
Deutsche Bank AG (Registered) (2)	(204,860)	(1,670,021)
Deutsche Post AG (Registered) (2)	(1,077)	(35,049)
Duerr AG (2)	(988)	(38,791)
Fielmann AG (2)	(1,447)	(99,898)
GEA Group AG (2)	(12,915)	(338,487)
Infineon Technologies AG (2)	(29,815)	(591,900)
KION Group AG (2)	(600)	(31,397)
LANXESS AG (2)	(629)	(33,627)
OSRAM Licht AG (2)	(24,660)	(849,517)
Telefonica Deutschland Holding AG (2)	(108,167)	(340,121)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

INVESTMENTS	SHARES	VALUE ($)
Germany - (1.7)% (continued)
thyssenkrupp AG (2)	(14,175)	$(194,990)
United Internet AG (Registered) (2)	(9,736)	(356,006)
Zalando SE (2)*(c)	(14,241)	(556,385)

		(6,654,342)

Ghana - (0.3)%
Kosmos Energy Ltd.	(163,507)	(1,018,649)

Ireland - (0.2)%
James Hardie Industries plc, CHESS (2)	(63,095)	(814,061)

Italy - (1.5)%
Atlantia SpA (2)	(11,298)	(293,001)
Banca Generali SpA (2)	(11,979)	(298,201)
Brembo SpA (2)	(26,166)	(296,977)
Buzzi Unicem SpA (2)	(10,221)	(209,406)
Davide Campari-Milano SpA (2)	(35,803)	(351,751)
Ferrari NV (2)	(12,466)	(1,674,785)
FinecoBank Banca Fineco SpA (2)	(26,987)	(355,562)
Leonardo SpA (2)	(43,412)	(505,610)
Moncler SpA (2)	(9,012)	(363,721)
Pirelli & C SpA (2)*(c)	(11,227)	(72,387)
Prysmian SpA (2)	(38,782)	(735,017)
Recordati SpA (2)	(13,227)	(515,400)
Telecom Italia SpA (2)*	(201,248)	(125,347)

		(5,797,165)

Japan - (14.6)%
Acom Co. Ltd. (2)	(18,800)	(67,216)
Aeon Co. Ltd. (2)	(29,300)	(613,698)
ANA Holdings, Inc. (2)	(8,200)	(300,840)
Asahi Intecc Co. Ltd. (2)	(7,400)	(348,501)
Asics Corp. (2)	(15,300)	(205,884)
Bank of Kyoto Ltd. (The) (2)	(900)	(37,683)
Benesse Holdings, Inc. (2)	(7,900)	(205,584)
Calbee, Inc. (2)	(1,800)	(48,615)
Casio Computer Co. Ltd. (2)	(12,500)	(163,576)
Chiyoda Corp. (2)	(36,300)	(86,788)
Chugoku Electric Power Co., Inc. (The) (2)	(11,500)	(143,550)
Coca-Cola Bottlers Japan Holdings, Inc. (2)	(14,700)	(373,917)
Cosmos Pharmaceutical Corp. (2)	(4,300)	(744,534)
CyberAgent, Inc. (2)	(30,200)	(1,235,797)
Daifuku Co. Ltd. (2)	(23,600)	(1,234,499)
Daiichi Sankyo Co. Ltd. (2)	(12,100)	(558,750)
Daikin Industries Ltd. (2)	(13,300)	(1,563,345)
Denso Corp. (2)	(2,900)	(113,301)
Disco Corp. (2)	(3,500)	(501,240)
Eisai Co. Ltd. (2)	(3,400)	(191,307)
FamilyMart UNY Holdings Co. Ltd. (2)	(45,400)	(1,157,286)
FANUC Corp. (2)	(2,200)	(376,230)
Fast Retailing Co. Ltd. (2)	(2,600)	(1,224,499)
Fuji Electric Co. Ltd. (2)	(3,400)	(96,801)
Hamamatsu Photonics KK (2)	(1,200)	(46,552)
Hikari Tsushin, Inc. (2)	(1,500)	(284,711)
Hirose Electric Co. Ltd. (2)	(800)	(84,238)

INVESTMENTS	SHARES	VALUE ($)
Japan - (14.6)% (continued)
Hisamitsu Pharmaceutical Co., Inc. (2)	(1,700)	$(78,417)
Hokuriku Electric Power Co. (2)	(8,300)	(65,172)
Hoshizaki Corp. (2)	(500)	(31,038)
Isetan Mitsukoshi Holdings Ltd. (2)	(22,300)	(225,603)
Itochu Techno-Solutions Corp. (2)	(3,600)	(84,227)
Izumi Co. Ltd. (2)	(3,100)	(144,674)
J Front Retailing Co. Ltd. (2)	(33,000)	(393,217)
Japan Airport Terminal Co. Ltd. (2)	(10,000)	(423,700)
JGC Corp. (2)	(29,400)	(392,008)
Kakaku.com, Inc. (2)	(11,300)	(217,696)
Kansai Paint Co. Ltd. (2)	(29,100)	(556,245)
Kawasaki Heavy Industries Ltd. (2)	(1,800)	(44,520)
Keihan Holdings Co. Ltd. (2)	(1,100)	(46,309)
Keikyu Corp. (2)	(26,000)	(441,738)
Keio Corp. (2)	(3,200)	(206,998)
Keisei Electric Railway Co. Ltd. (2)	(3,600)	(130,919)
Keyence Corp. (2)	(2,300)	(1,437,949)
Kikkoman Corp. (2)	(9,500)	(467,126)
Kintetsu Group Holdings Co. Ltd. (2)	(4,700)	(219,236)
Kobayashi Pharmaceutical Co. Ltd. (2)	(2,100)	(177,677)
Koito Manufacturing Co. Ltd. (2)	(5,500)	(312,692)
Kose Corp. (2)	(4,500)	(829,400)
Kurita Water Industries Ltd. (2)	(1,800)	(46,089)
Lawson, Inc. (2)	(4,500)	(249,638)
LINE Corp. (2)*	(18,800)	(662,038)
Lion Corp. (2)	(6,300)	(132,767)
LIXIL Group Corp. (2)	(50,200)	(670,950)
M3, Inc. (2)	(57,700)	(971,072)
Makita Corp. (2)	(6,100)	(213,195)
Marui Group Co. Ltd. (2)	(43,000)	(869,424)
Matsumotokiyoshi Holdings Co. Ltd. (2)	(3,800)	(126,969)
McDonald’s Holdings Co. Japan Ltd. (2)	(800)	(37,011)
MEIJI Holdings Co. Ltd. (2)	(2,800)	(227,616)
Mercari, Inc. (2)*	(6,600)	(203,474)
MINEBEA MITSUMI, Inc. (2)	(11,700)	(176,605)
MISUMI Group, Inc. (2)	(39,200)	(978,713)
Mitsubishi Logistics Corp. (2)	(1,200)	(33,557)
Mitsui OSK Lines Ltd. (2)	(13,600)	(293,436)
MonotaRO Co. Ltd. (2)	(49,800)	(1,113,268)
Murata Manufacturing Co. Ltd. (2)	(7,500)	(375,337)
Nabtesco Corp. (2)	(24,900)	(729,667)
Nankai Electric Railway Co. Ltd. (2)	(2,400)	(66,301)
Nidec Corp. (2)	(21,400)	(2,724,968)
Nifco, Inc. (2)	(7,400)	(188,926)
Nikon Corp. (2)	(2,600)	(36,760)
Nintendo Co. Ltd. (2)	(8,000)	(2,293,529)
Nippon Paint Holdings Co. Ltd. (2)	(10,900)	(430,267)
Nippon Shinyaku Co. Ltd. (2)	(9,300)	(679,035)
Nippon Yusen KK (2)	(15,700)	(230,558)
Nissin Foods Holdings Co. Ltd. (2)	(2,800)	(192,657)
Nitori Holdings Co. Ltd. (2)	(4,000)	(517,182)
Nomura Research Institute Ltd. (2)	(4,900)	(223,193)
Obic Co. Ltd. (2)	(900)	(91,012)
Odakyu Electric Railway Co. Ltd. (2)	(10,400)	(252,372)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

INVESTMENTS	SHARES	VALUE ($)
Japan - (14.6)% (continued)
Omron Corp. (2)	(1,200)	$(56,377)
Ono Pharmaceutical Co. Ltd. (2)	(14,500)	(284,931)
Oriental Land Co. Ltd. (2)	(7,100)	(807,526)
Pan Pacific International Holdings Corp. (2)	(13,100)	(867,930)
Panasonic Corp. (2)	(4,400)	(37,937)
Park24 Co. Ltd. (2)	(12,100)	(263,054)
PeptiDream, Inc. (2)*	(29,000)	(1,428,254)
Persol Holdings Co. Ltd. (2)	(61,600)	(1,000,286)
Pigeon Corp. (2)	(20,400)	(836,987)
Pola Orbis Holdings, Inc. (2)	(4,400)	(140,740)
Rakuten, Inc. (2)	(35,600)	(337,838)
Recruit Holdings Co. Ltd. (2)	(18,000)	(516,068)
Renesas Electronics Corp. (2)*	(95,000)	(441,478)
Rinnai Corp. (2)	(1,000)	(70,805)
Rohm Co. Ltd. (2)	(3,200)	(200,496)
Ryohin Keikaku Co. Ltd. (2)	(2,000)	(507,670)
Santen Pharmaceutical Co. Ltd. (2)	(12,900)	(192,808)
Sega Sammy Holdings, Inc. (2)	(13,500)	(159,513)
Seibu Holdings, Inc. (2)	(2,100)	(36,795)
Seiko Epson Corp. (2)	(3,600)	(55,224)
Sharp Corp. (2)*	(20,100)	(222,075)
Shimadzu Corp. (2)	(9,600)	(278,638)
Shimano, Inc. (2)	(2,200)	(358,197)
Shiseido Co. Ltd. (2)	(8,300)	(600,960)
SMC Corp. (2)	(500)	(188,478)
Sohgo Security Services Co. Ltd. (2)	(4,500)	(196,282)
Sony Corp. (2)	(900)	(37,999)
Sony Financial Holdings, Inc. (2)	(18,600)	(351,017)
Sosei Group Corp. (2)*	(9,200)	(125,594)
Square Enix Holdings Co. Ltd. (2)	(8,400)	(295,231)
Stanley Electric Co. Ltd. (2)	(1,200)	(32,337)
Sugi Holdings Co. Ltd. (2)	(900)	(39,718)
SUMCO Corp. (2)	(20,600)	(230,435)
Sundrug Co. Ltd. (2)	(4,300)	(118,673)
Sysmex Corp. (2)	(5,600)	(339,229)
T&D Holdings, Inc. (2)	(13,900)	(146,378)
Takeda Pharmaceutical Co. Ltd. (2)	(19,500)	(798,569)
TDK Corp. (2)	(5,400)	(425,003)
Terumo Corp. (2)	(10,600)	(324,420)
THK Co. Ltd. (2)	(3,700)	(91,895)
Tobu Railway Co. Ltd. (2)	(6,600)	(190,751)
Tokyo Electron Ltd. (2)	(3,000)	(435,175)
Tokyu Corp. (2)	(3,400)	(59,436)
TOTO Ltd. (2)	(27,000)	(1,148,040)
Trend Micro, Inc. (2)	(900)	(43,894)
Tsuruha Holdings, Inc. (2)	(7,200)	(586,396)
Unicharm Corp. (2)	(17,100)	(566,903)
USS Co. Ltd. (2)	(5,800)	(107,866)
Welcia Holdings Co. Ltd. (2)	(12,400)	(421,281)
Yahoo Japan Corp. (2)	(57,300)	(140,537)
Yakult Honsha Co. Ltd. (2)	(9,700)	(680,102)
Yamato Holdings Co. Ltd. (2)	(28,300)	(732,144)
Yaskawa Electric Corp. (2)	(35,600)	(1,124,019)
Yokogawa Electric Corp. (2)	(11,400)	(236,729)
ZOZO, Inc. (2)	(60,900)	(1,151,368)

		(56,041,575)

INVESTMENTS	SHARES	VALUE ($)
Luxembourg - (0.1)%
Eurofins Scientific SE (2)	(231)	$(95,694)
Tenaris SA (2)	(17,989)	(253,412)

		(349,106)

Netherlands - (0.7)%
Aalberts Industries NV (2)	(1,294)	(44,794)
Akzo Nobel NV (2)	(942)	(83,681)
ALTICE EUROPE NV (2)*	(123,659)	(324,924)
ASML Holding NV (2)	(2,840)	(533,777)
Boskalis Westminster (2)	(7,815)	(202,310)
Heineken NV (2)	(476)	(50,310)
Koninklijke KPN NV (2)	(416,989)	(1,323,678)
OCI NV (2)*	(2,591)	(71,377)
SBM Offshore NV (2)	(9,371)	(178,511)

		(2,813,362)

Norway - (0.1)%
Schibsted ASA, Class A (2)	(6,608)	(259,738)

Panama - (0.3)%
Copa Holdings SA, Class A	(11,902)	(959,420)

Singapore - (0.2)%
CapitaLand Ltd. (2)	(167,100)	(450,861)
City Developments Ltd. (2)	(35,100)	(234,905)
Jardine Cycle & Carriage Ltd. (2)	(4,100)	(98,483)
Singapore Airlines Ltd. (2)	(6,200)	(44,272)
Singapore Telecommunications Ltd. (2)	(29,600)	(66,088)

		(894,609)

South Africa - (0.1)%
Old Mutual Ltd. (2)	(132,154)	(194,408)

Spain - (1.2)%
Bankia SA (2)	(73,451)	(190,445)
Cellnex Telecom SA (2)(c)	(25,194)	(739,641)
Ferrovial SA (2)	(39,517)	(926,020)
Grifols SA (2)	(15,298)	(428,957)
Industria de Diseno Textil SA (2)	(83,034)	(2,441,318)

		(4,726,381)

Sweden - (0.6)%
Assa Abloy AB, Class B (2)	(20,803)	(448,977)
Autoliv, Inc.	(3,238)	(238,090)
Holmen AB, Class B (2)	(2,179)	(47,242)
Husqvarna AB, Class B (2)	(22,681)	(185,495)
NCC AB, Class B (2)	(3,594)	(55,277)
Nibe Industrier AB, Class B (2)	(3,435)	(44,031)
Saab AB, Class B (2)	(9,293)	(298,102)
Svenska Cellulosa AB SCA, Class B (2)	(81,747)	(709,794)
Swedish Match AB (2)	(909)	(46,380)
Tele2 AB, Class B (2)	(9,703)	(129,470)

		(2,202,858)

Switzerland - (1.3)%
ABB Ltd. (Registered) (2)	(19,532)	(367,092)
Cie Financiere Richemont SA (Registered) (2)	(657)	(47,930)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

INVESTMENTS	SHARES	VALUE ($)
Switzerland - (1.3)% (continued)
Credit Suisse Group AG (Registered) (2)*	(74,298)	$(866,048)
Dufry AG (Registered) (2)	(2,577)	(270,969)
EMS-Chemie Holding AG (Registered) (2)	(262)	(142,225)
Glencore plc (2)	(186,927)	(774,656)
Idorsia Ltd. (2)*	(13,709)	(241,657)
Julius Baer Group Ltd. (2)	(970)	(39,239)
Kuehne + Nagel International AG (Registered) (2)	(437)	(59,959)
LafargeHolcim Ltd. (Registered) (2)*	(12,301)	(608,194)
OC Oerlikon Corp. AG (Registered) (2)	(10,378)	(132,925)
Schindler Holding AG (2)	(440)	(91,299)
STMicroelectronics NV (2)	(59,172)	(877,735)
Swatch Group AG (The) (2)	(209)	(59,858)
UBS Group AG (Registered) (2)*	(7,807)	(94,727)
Vifor Pharma AG (2)	(2,052)	(277,699)

		(4,952,212)

United Arab Emirates - (0.1)%
NMC Health plc (2)	(15,180)	(452,466)

United Kingdom - (1.6)%
AA plc (2)	(9,565)	(11,344)
Ashtead Group plc (2)	(1,977)	(47,793)
BBA Aviation plc (2)	(11,062)	(35,900)
British American Tobacco plc (2)	(8,505)	(354,810)
Capita plc (2)	(260,790)	(421,715)
CNH Industrial NV (2)	(77,063)	(785,170)
Cobham plc (2)	(39,680)	(57,071)
ConvaTec Group plc (2)(c)	(55,288)	(102,016)
easyJet plc (2)	(2,826)	(41,171)
Hargreaves Lansdown plc (2)	(8,494)	(206,352)
Hiscox Ltd. (2)	(6,819)	(138,582)
Informa plc (2)	(3,633)	(35,229)
International Consolidated Airlines Group SA (2)	(6,672)	(44,395)
Melrose Industries plc (2)	(360,358)	(860,731)
Ocado Group plc (2)*	(7,681)	(137,140)
Provident Financial plc (2)	(24,525)	(163,723)
Prudential plc (2)	(71,020)	(1,423,630)
Quilter plc (2)(c)	(24,564)	(46,953)
Reckitt Benckiser Group plc (2)	(6,149)	(511,736)
Rentokil Initial plc (2)	(37,992)	(175,002)
RSA Insurance Group plc (2)	(14,266)	(94,407)
St James’s Place plc (2)	(8,101)	(108,563)
Standard Chartered plc (2)	(4,965)	(38,272)
Standard Life Aberdeen plc (2)	(38,258)	(131,494)
Subsea 7 SA (2)	(3,904)	(48,357)
Weir Group plc (The) (2)	(8,575)	(174,287)

		(6,195,843)

United States - (53.1)%
2U, Inc. *	(5,678)	(402,286)
3M Co.	(549)	(114,071)
Acadia Healthcare Co., Inc. *	(12,984)	(380,561)
Acuity Brands, Inc.	(1,697)	(203,657)
Adient plc	(41,289)	(535,105)

INVESTMENTS	SHARES	VALUE ($)
United States - (53.1)% (continued)
Advanced Micro Devices, Inc. *	(27,707)	$(707,083)
Agios Pharmaceuticals, Inc. *	(19,709)	(1,329,175)
Akorn, Inc. *	(79,469)	(279,731)
Alaska Air Group, Inc.	(12,462)	(699,367)
Albemarle Corp.	(11,751)	(963,347)
Alcoa Corp. *	(42,543)	(1,198,011)
Alkermes plc *	(4,191)	(152,930)
Allegheny Technologies, Inc. *	(24,406)	(624,061)
Allegion plc	(899)	(81,548)
Alliance Data Systems Corp.	(405)	(70,867)
Allscripts Healthcare Solutions, Inc. *	(33,438)	(318,999)
Alnylam Pharmaceuticals, Inc. *	(17,180)	(1,605,471)
Altria Group, Inc.	(10,433)	(599,167)
American Airlines Group, Inc.	(28,298)	(898,744)
American International Group, Inc.	(40,442)	(1,741,433)
AmerisourceBergen Corp.	(411)	(32,683)
Anadarko Petroleum Corp.	(27,289)	(1,241,104)
AO Smith Corp.	(4,147)	(221,118)
Aon plc	(1,663)	(283,874)
Apache Corp.	(55,593)	(1,926,853)
AptarGroup, Inc.	(2,039)	(216,929)
Aptiv plc	(19,853)	(1,578,115)
Aqua America, Inc.	(2,676)	(97,513)
Arconic, Inc.	(14,064)	(268,763)
Ashland Global Holdings, Inc.	(5,056)	(395,025)
Atlassian Corp. plc, Class A *	(2,609)	(293,226)
Autodesk, Inc. *	(1,920)	(299,174)
Avangrid, Inc.	(1,255)	(63,189)
Avanos Medical, Inc. *	(3,820)	(163,038)
Avery Dennison Corp.	(293)	(33,109)
Axalta Coating Systems Ltd. *	(48,342)	(1,218,702)
Axis Capital Holdings Ltd.	(9,983)	(546,869)
Baker Hughes a GE Co.	(47,377)	(1,313,290)
Ball Corp.	(1,631)	(94,370)
BancorpSouth Bank	(6,691)	(188,820)
Bank OZK	(7,363)	(213,380)
Belden, Inc.	(1,129)	(60,627)
Berry Global Group, Inc. *	(12,308)	(663,032)
BGC Partners, Inc., Class A	(69,418)	(368,610)
BlackRock, Inc.	(76)	(32,480)
Bluebird Bio, Inc. *	(7,559)	(1,189,257)
BorgWarner, Inc.	(8,292)	(318,496)
Brighthouse Financial, Inc. *	(9,840)	(357,094)
Brink’s Co. (The)	(10,460)	(788,789)
Brookdale Senior Living, Inc. *	(10,733)	(70,623)
Brown-Forman Corp., Class B	(22,119)	(1,167,441)
Bunge Ltd.	(15,187)	(805,974)
BWX Technologies, Inc.	(13,460)	(667,347)
Cabot Corp.	(6,096)	(253,776)
Cabot Oil & Gas Corp.	(31,637)	(825,726)
Caesars Entertainment Corp. *	(38,569)	(335,165)
Campbell Soup Co.	(29,213)	(1,113,892)
CarMax, Inc. *	(4,169)	(290,996)
Carpenter Technology Corp.	(4,753)	(217,925)
Cathay General Bancorp	(1,246)	(42,252)
Cboe Global Markets, Inc.	(15,439)	(1,473,498)
Charles Schwab Corp. (The)	(19,741)	(844,125)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

INVESTMENTS	SHARES	VALUE ($)
United States - (53.1)% (continued)
Charter Communications, Inc., Class A *	(6,099)	$(2,115,804)
Chemours Co. (The)	(8,249)	(306,533)
Cheniere Energy, Inc. *	(38,218)	(2,612,582)
Chipotle Mexican Grill, Inc. *	(63)	(44,750)
Cincinnati Financial Corp.	(744)	(63,910)
CIT Group, Inc.	(7,676)	(368,218)
Citigroup, Inc.	(17,250)	(1,073,295)
Citizens Financial Group, Inc.	(16,829)	(546,943)
Clean Harbors, Inc. *	(471)	(33,691)
CNO Financial Group, Inc.	(24,813)	(401,474)
Coca-Cola Co. (The)	(27,857)	(1,305,379)
Cognex Corp.	(5,383)	(273,779)
Colfax Corp. *	(12,111)	(359,454)
Comerica, Inc.	(423)	(31,014)
Commercial Metals Co.	(18,623)	(318,081)
CommVault Systems, Inc. *	(2,606)	(168,712)
Compass Minerals International, Inc.	(11,433)	(621,612)
Conagra Brands, Inc.	(51,260)	(1,421,952)
Concho Resources, Inc.	(5,245)	(581,985)
Conduent, Inc. *	(16,509)	(228,319)
Core Laboratories NV	(3,968)	(273,514)
CoStar Group, Inc. *	(1,454)	(678,175)
Coty, Inc., Class A	(54,466)	(626,359)
Cree, Inc. *	(28,514)	(1,631,571)
Crown Holdings, Inc. *	(36,790)	(2,007,630)
Cullen/Frost Bankers, Inc.	(1,977)	(191,907)
CVS Health Corp.	(7,687)	(414,560)
Cypress Semiconductor Corp.	(14,448)	(215,564)
Delta Air Lines, Inc.	(4,109)	(212,230)
DENTSPLY SIRONA, Inc.	(11,135)	(552,185)
Devon Energy Corp.	(29,384)	(927,359)
Diamond Offshore Drilling, Inc. *	(37,881)	(397,372)
DISH Network Corp., Class A *	(5,340)	(169,225)
Dollar Tree, Inc. *	(13,141)	(1,380,331)
Dominion Energy, Inc.	(12,611)	(966,759)
Domino’s Pizza, Inc.	(1,345)	(347,145)
DowDuPont, Inc.	(11,128)	(593,234)
Dril-Quip, Inc. *	(8,550)	(392,018)
Dunkin’ Brands Group, Inc.	(3,744)	(281,174)
Dycom Industries, Inc. *	(1,458)	(66,981)
Eagle Materials, Inc.	(4,872)	(410,710)
Edgewell Personal Care Co. *	(5,527)	(242,580)
Element Solutions, Inc. *	(13,100)	(132,310)
Energizer Holdings, Inc.	(5,787)	(260,010)
Ensco plc, Class A	(135,165)	(531,198)
EOG Resources, Inc.	(3,835)	(365,015)
EQT Corp.	(70,496)	(1,462,087)
Equifax, Inc.	(490)	(58,065)
Equitrans Midstream Corp.	(24,885)	(541,995)
Extraction Oil & Gas, Inc. *	(36,088)	(152,652)
Exxon Mobil Corp.	(2,715)	(219,372)
Fastenal Co.	(7,239)	(465,540)
FedEx Corp.	(5,131)	(930,815)
FireEye, Inc. *	(77,362)	(1,298,908)
First Hawaiian, Inc.	(2,112)	(55,018)
First Horizon National Corp.	(33,747)	(471,783)
First Republic Bank	(4,053)	(407,164)

INVESTMENTS	SHARES	VALUE ($)
United States - (53.1)% (continued)
First Solar, Inc. *	(6,189)	$(327,027)
FirstEnergy Corp.	(32,364)	(1,346,666)
Five Below, Inc. *	(3,457)	(429,532)
Floor & Decor Holdings, Inc., Class A *	(28,786)	(1,186,559)
Flowserve Corp.	(10,922)	(493,019)
Fluor Corp.	(2,780)	(102,304)
FMC Corp.	(4,853)	(372,807)
FNB Corp.	(33,713)	(357,358)
Ford Motor Co.	(10,523)	(92,392)
Fortune Brands Home & Security, Inc.	(4,308)	(205,104)
Freeport-McMoRan, Inc.	(146,309)	(1,885,923)
Fulton Financial Corp.	(4,232)	(65,511)
Gardner Denver Holdings, Inc. *	(2,541)	(70,665)
Gartner, Inc. *	(4,576)	(694,088)
GCI Liberty, Inc., Class A *	(22,560)	(1,254,562)
General Electric Co.	(144,279)	(1,441,347)
General Mills, Inc.	(11,128)	(575,874)
Genesee & Wyoming, Inc., Class A *	(7,156)	(623,574)
Gentex Corp.	(5,449)	(112,685)
Global Payments, Inc.	(2,116)	(288,876)
GoDaddy, Inc., Class A *	(864)	(64,964)
Grand Canyon Education, Inc. *	(958)	(109,701)
Granite Construction, Inc.	(3,786)	(163,366)
Graphic Packaging Holding Co.	(114,533)	(1,446,552)
Guidewire Software, Inc. *	(6,095)	(592,190)
Hain Celestial Group, Inc. (The) *	(61,507)	(1,422,042)
Halliburton Co.	(2,736)	(80,165)
Hancock Whitney Corp.	(3,611)	(145,884)
Hanesbrands, Inc.	(21,825)	(390,231)
Harley-Davidson, Inc.	(28,358)	(1,011,246)
Hasbro, Inc.	(1,186)	(100,834)
HD Supply Holdings, Inc. *	(2,970)	(128,750)
Healthcare Services Group, Inc.	(21,449)	(707,603)
HealthEquity, Inc. *	(9,639)	(713,093)
Hershey Co. (The)	(1,085)	(124,591)
Hess Corp.	(27,482)	(1,655,241)
Hilton Grand Vacations, Inc. *	(5,286)	(163,073)
Home BancShares, Inc.	(9,849)	(173,047)
Howard Hughes Corp. (The) *	(5,718)	(628,980)
Huntington Bancshares, Inc.	(20,561)	(260,713)
IHS Markit Ltd. *	(925)	(50,302)
Illumina, Inc. *	(839)	(260,669)
Incyte Corp. *	(1,481)	(127,381)
Insulet Corp. *	(13,740)	(1,306,537)
Intercontinental Exchange, Inc.	(3,056)	(232,684)
International Flavors & Fragrances, Inc.	(10,270)	(1,322,673)
International Game Technology plc	(74,630)	(969,444)
IPG Photonics Corp. *	(2,022)	(306,899)
Jack in the Box, Inc.	(1,791)	(145,178)
Jefferies Financial Group, Inc.	(29,802)	(559,980)
Johnson Controls International plc	(8,423)	(311,146)
Kansas City Southern	(630)	(73,067)
Kellogg Co.	(1,859)	(106,669)
Kennametal, Inc.	(3,664)	(134,652)
KeyCorp	(20,979)	(330,419)
Kinder Morgan, Inc.	(1,628)	(32,576)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

INVESTMENTS	SHARES	VALUE ($)
United States - (53.1)% (continued)
Kraft Heinz Co. (The)	(89,350)	$(2,917,277)
L Brands, Inc.	(23,701)	(653,674)
Lancaster Colony Corp.	(429)	(67,220)
Legg Mason, Inc.	(4,686)	(128,256)
Leggett & Platt, Inc.	(1,671)	(70,550)
Lennox International, Inc.	(131)	(34,636)
Liberty Broadband Corp., Class C *	(12,377)	(1,135,466)
Lincoln Electric Holdings, Inc.	(550)	(46,129)
Lions Gate Entertainment Corp., Class A	(34,142)	(533,981)
Littelfuse, Inc.	(235)	(42,883)
Live Nation Entertainment, Inc. *	(11,191)	(711,076)
LKQ Corp. *	(48,449)	(1,374,983)
Loews Corp.	(3,692)	(176,958)
Louisiana-Pacific Corp.	(6,815)	(166,150)
M&T Bank Corp.	(272)	(42,709)
Macquarie Infrastructure Corp.	(27,452)	(1,131,571)
Madison Square Garden Co. (The), Class A *	(3,320)	(973,192)
Markel Corp. *	(266)	(265,000)
Marsh & McLennan Cos., Inc.	(1,627)	(152,775)
Martin Marietta Materials, Inc.	(16,630)	(3,345,622)
Marvell Technology Group Ltd.	(80,414)	(1,599,434)
Masco Corp.	(5,423)	(213,178)
Matador Resources Co. *	(8,756)	(169,253)
Mattel, Inc. *	(91,779)	(1,193,127)
Maxim Integrated Products, Inc.	(7,174)	(381,442)
McCormick & Co., Inc. (Non-Voting)	(1,571)	(236,640)
McDonald’s Corp.	(2,250)	(427,275)
MDU Resources Group, Inc.	(11,928)	(308,100)
Medidata Solutions, Inc. *	(6,329)	(463,536)
Mercury General Corp.	(7,305)	(365,761)
Meredith Corp.	(3,106)	(171,638)
MGM Resorts International	(26,958)	(691,742)
Microchip Technology, Inc.	(1,469)	(121,868)
Middleby Corp. (The) *	(3,726)	(484,492)
Minerals Technologies, Inc.	(756)	(44,445)
Mohawk Industries, Inc. *	(671)	(84,647)
Monolithic Power Systems, Inc.	(3,512)	(475,841)
Monster Beverage Corp. *	(14,102)	(769,687)
Moody’s Corp.	(583)	(105,575)
Nabors Industries Ltd.	(299,401)	(1,029,939)
National Fuel Gas Co.	(6,605)	(402,641)
National Oilwell Varco, Inc.	(22,418)	(597,216)
NCR Corp. *	(32,252)	(880,157)
Netflix, Inc. *	(2,696)	(961,286)
NetScout Systems, Inc. *	(1,725)	(48,421)
Newell Brands, Inc.	(89,915)	(1,379,296)
Newmark Group, Inc., Class A	(1,207)	(10,066)
News Corp., Class A	(110,654)	(1,376,536)
Nielsen Holdings plc	(29,483)	(697,863)
NiSource, Inc.	(62,305)	(1,785,661)
Noble Energy, Inc.	(45,032)	(1,113,641)
NOW, Inc. *	(10,829)	(151,173)
Nuance Communications, Inc. *	(3,452)	(58,442)
Nucor Corp.	(2,146)	(125,219)
Nutanix, Inc., Class A *	(8,925)	(336,830)
NVIDIA Corp.	(9,358)	(1,680,322)
Occidental Petroleum Corp.	(16,381)	(1,084,422)

INVESTMENTS	SHARES	VALUE ($)
United States - (53.1)% (continued)
Oceaneering International, Inc. *	(18,493)	$(291,635)
Okta, Inc. *	(656)	(54,271)
Olin Corp.	(3,836)	(88,765)
Ollie’s Bargain Outlet Holdings, Inc. *	(2,766)	(236,023)
ONEOK, Inc.	(34,879)	(2,435,949)
Owens Corning	(677)	(31,900)
PacWest Bancorp	(16,394)	(616,578)
Papa John’s International, Inc.	(2,441)	(129,251)
Penn National Gaming, Inc. *	(5,254)	(105,605)
Penumbra, Inc. *	(485)	(71,300)
People’s United Financial, Inc.	(2,067)	(33,981)
Philip Morris International, Inc.	(10,646)	(941,000)
Pinnacle Financial Partners, Inc.	(3,544)	(193,857)
Pitney Bowes, Inc.	(6,460)	(44,380)
Plantronics, Inc.	(8,490)	(391,474)
PNC Financial Services Group, Inc. (The)	(2,208)	(270,833)
Polaris Industries, Inc.	(565)	(47,703)
PolyOne Corp.	(2,371)	(69,494)
Pool Corp.	(2,365)	(390,154)
PPG Industries, Inc.	(2,466)	(278,337)
Premier, Inc., Class A *	(15,394)	(530,939)
Primerica, Inc.	(272)	(33,225)
Principal Financial Group, Inc.	(993)	(49,839)
ProAssurance Corp.	(3,890)	(134,633)
Proofpoint, Inc. *	(2,458)	(298,475)
Prosperity Bancshares, Inc.	(4,477)	(309,182)
Pure Storage, Inc., Class A *	(89,107)	(1,941,642)
QUALCOMM, Inc.	(29,690)	(1,693,221)
Range Resources Corp.	(17,222)	(193,575)
Regions Financial Corp.	(19,698)	(278,727)
RenaissanceRe Holdings Ltd.	(408)	(58,548)
RingCentral, Inc., Class A *	(2,946)	(317,579)
Rockwell Automation, Inc.	(801)	(140,543)
Royal Gold, Inc.	(17,359)	(1,578,454)
S&P Global, Inc.	(999)	(210,339)
Sage Therapeutics, Inc. *	(7,728)	(1,229,138)
Sanderson Farms, Inc.	(3,148)	(415,032)
Schlumberger Ltd.	(42,425)	(1,848,457)
Scientific Games Corp. *	(13,562)	(276,936)
Scotts Miracle-Gro Co. (The)	(11,561)	(908,463)
Sealed Air Corp.	(65,124)	(2,999,610)
SEI Investments Co.	(2,089)	(109,150)
Sempra Energy	(21,075)	(2,652,499)
Sensient Technologies Corp.	(2,274)	(154,154)
Sherwin-Williams Co. (The)	(654)	(281,684)
Signature Bank	(1,590)	(203,631)
Signet Jewelers Ltd.	(8,554)	(232,327)
Silicon Laboratories, Inc. *	(2,055)	(166,167)
Sirius XM Holdings, Inc.	(16,705)	(94,717)
Six Flags Entertainment Corp.	(15,796)	(779,533)
SLM Corp.	(11,994)	(118,861)
Sotheby’s *	(9,265)	(349,754)
Southern Co. (The)	(3,176)	(164,136)
Southwest Gas Holdings, Inc.	(4,297)	(353,471)
Splunk, Inc. *	(1,384)	(172,446)
Stericycle, Inc. *	(21,337)	(1,161,160)
Sterling Bancorp	(27,910)	(519,963)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

INVESTMENTS	SHARES	VALUE ($)
United States - (53.1)% (continued)
Superior Energy Services, Inc. *	(6,413)	$(29,949)
SVB Financial Group *	(191)	(42,471)
Switch, Inc., Class A	(12,084)	(124,586)
Syneos Health, Inc. *	(7,896)	(408,697)
Synovus Financial Corp.	(11,664)	(400,775)
Sysco Corp.	(4,363)	(291,274)
Take-Two Interactive Software, Inc. *	(2,946)	(278,014)
Targa Resources Corp.	(46,701)	(1,940,427)
TCF Financial Corp.	(4,330)	(89,588)
Tempur Sealy International, Inc. *	(14,488)	(835,523)
Tenet Healthcare Corp. *	(16,709)	(481,888)
Teradata Corp. *	(8,675)	(378,664)
Tesla, Inc. *	(13,715)	(3,838,279)
Texas Capital Bancshares, Inc. *	(3,283)	(179,219)
Thor Industries, Inc.	(5,797)	(361,559)
Tiffany & Co.	(2,918)	(307,995)
Toro Co. (The)	(570)	(39,239)
Transocean Ltd. *	(160,689)	(1,399,601)
TransUnion	(10,194)	(681,367)
TreeHouse Foods, Inc. *	(12,924)	(834,244)
Trimble, Inc. *	(1,452)	(58,661)
Trinity Industries, Inc.	(4,942)	(107,390)
Trustmark Corp.	(2,256)	(75,869)
Tupperware Brands Corp.	(12,848)	(328,652)
Tyler Technologies, Inc. *	(225)	(45,990)
UMB Financial Corp.	(1,477)	(94,587)
Umpqua Holdings Corp.	(9,325)	(153,863)
Under Armour, Inc., Class A *	(32,198)	(680,666)
United Bankshares, Inc.	(13,774)	(499,170)
United Parcel Service, Inc., Class B	(13,273)	(1,483,125)
Univar, Inc. *	(42,950)	(951,772)
Universal Display Corp.	(4,944)	(755,690)
Unum Group	(2,491)	(84,271)
US Foods Holding Corp. *	(1,204)	(42,032)
Vail Resorts, Inc.	(4,479)	(973,287)
Valley National Bancorp	(31,379)	(300,611)
Valmont Industries, Inc.	(1,832)	(238,343)
Valvoline, Inc.	(23,149)	(429,645)
ViaSat, Inc. *	(5,387)	(417,493)
Virtu Financial, Inc., Class A	(14,468)	(343,615)
Visteon Corp. *	(7,623)	(513,409)
Vulcan Materials Co.	(20,328)	(2,406,835)
WABCO Holdings, Inc. *	(2,155)	(284,094)
Wabtec Corp.	(11,693)	(862,008)
Waste Connections, Inc.	(8,969)	(794,564)
Watsco, Inc.	(2,508)	(359,171)
Weatherford International plc *	(165,570)	(115,568)
Webster Financial Corp.	(3,818)	(193,458)
Welbilt, Inc. *	(40,745)	(667,403)
WellCare Health Plans, Inc. *	(622)	(167,785)
Wells Fargo & Co.	(842)	(40,685)
Wendy’s Co. (The)	(13,446)	(240,549)
Western Alliance Bancorp *	(1,073)	(44,036)
Westrock Co.	(6,542)	(250,886)
Whirlpool Corp.	(3,989)	(530,098)
White Mountains Insurance Group Ltd.	(69)	(63,858)
Williams Cos., Inc. (The)	(64,631)	(1,856,202)
Willis Towers Watson plc	(7,010)	(1,231,307)
World Fuel Services Corp.	(5,667)	(163,720)

INVESTMENTS	SHARES	VALUE ($)
United States - (53.1)% (continued)
World Wrestling Entertainment, Inc., Class A	(2,059)	$(178,680)
Worldpay, Inc. *	(1,326)	(150,501)
WPX Energy, Inc. *	(112,015)	(1,468,517)
WR Grace & Co.	(11,481)	(895,977)
Wyndham Destinations, Inc.	(1,097)	(44,418)
Wynn Resorts Ltd.	(398)	(47,489)
XPO Logistics, Inc. *	(28,065)	(1,508,213)
Yelp, Inc. *	(918)	(31,671)
Yum! Brands, Inc.	(3,928)	(392,054)
Zayo Group Holdings, Inc. *	(81,604)	(2,319,186)
Zillow Group, Inc., Class C *	(39,357)	(1,367,262)
Zions Bancorp NA	(6,032)	(273,913)

		(203,119,528)

Zambia - (0.2)%
First Quantum Minerals Ltd.	(68,881)	(780,894)

TOTAL COMMON STOCKS (Proceeds $(341,380,906))		(326,852,479)

TOTAL SHORT POSITIONS (Proceeds $(341,380,906))		(326,852,479)

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 91.2% (Cost $312,162,232)		349,408,401

OTHER ASSETS IN EXCESS OF LIABILITIES - 8.8% (h)		33,808,345

NET ASSETS - 100.0%		$383,216,746

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$206,585	0.1%
Consumer Discretionary	1,708,278	0.4
Consumer Staples	(15,516,615)	(4.1)
Energy	(10,793,181)	(2.8)
Financials	15,999,197	4.2
Health Care	52,336,383	13.7
Industrials	(8,159,413)	(2.1)
Information Technology	14,066,744	3.7
Materials	(22,194,897)	(5.8)
Real Estate	(1,597,623)	(0.4)
Utilities	31,213,916	8.1
Short-Term Investments	292,139,027	76.2

Total Investments In Securities At Value	349,408,401	91.2
Other Assets in Excess of Liabilities (h)	33,808,345	8.8

Net Assets	$383,216,746	100.0%

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $356,029,631.
(b)	Represents less than 0.05% of net assets.
(c)

Securities exempt from registration under Rule 144A or section 4 (2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2019 amounted to $(73,303), which represents approximately (0.02)% of net assets of the fund.

(d)	Represents 7-day effective yield as of March 31, 2019.
(e)	All or a portion of the security pledged as collateral for forward foreign currency exchange contracts.
(f)	The rate shown was the effective yield at the date of purchase.
(g)	All or a portion of the security pledged as collateral for swap contracts.
(h)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures, swap and written option contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security.

Abbreviations

CHESS - Clearing House Electronic Subregister System Depository Interest

OYJ - Public Traded Company

Preference -	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

SCA - Limited partnership with share capital

SDR - Swedish Depositary Receipt

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

Written Call Option Contracts (Premium Style) as of March 31, 2019:

Exchange Traded

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT		EXERCISE PRICE		EXPIRATION DATE	VALUE
EURO STOXX 50 Index	JPMS	9	EUR	(301,654)	EUR	3,225.00	5/17/2019	$(11,580)
EURO STOXX 50 Index	JPMS	7	EUR	(234,620)	EUR	3,250.00	5/17/2019	(7,601)
EURO STOXX 50 Index	JPMS	13	EUR	(435,722)	EUR	3,275.00	4/18/2019	(13,124)
EURO STOXX 50 Index	JPMS	29	EUR	(971,996)	EUR	3,325.00	5/17/2019	(16,721)
Nikkei 225 Index	JPMS	2	JPY	(42,411,620)	JPY	20,625.00	4/12/2019	(12,271)
Nikkei 225 Index	JPMS	3	JPY	(63,617,430)	JPY	21,250.00	5/10/2019	(11,369)
S&P 500 Index	JPMS	3	USD	(850,320)	USD	2,700.00	4/18/2019	(40,533)
S&P 500 Index	JPMS	17	USD	(4,818,480)	USD	2,715.00	4/18/2019	(211,566)
S&P 500 Index	JPMS	2	USD	(566,880)	USD	2,730.00	4/18/2019	(21,730)
S&P 500 Index	JPMS	8	USD	(2,267,520)	USD	2,730.00	5/17/2019	(102,440)
S&P 500 Index	JPMS	6	USD	(1,700,640)	USD	2,735.00	4/18/2019	(62,460)
S&P 500 Index	JPMS	2	USD	(566,880)	USD	2,760.00	4/18/2019	(16,804)
S&P 500 Index	JPMS	3	USD	(850,320)	USD	2,785.00	4/18/2019	(19,470)
S&P 500 Index	JPMS	3	USD	(850,320)	USD	2,790.00	4/18/2019	(18,276)
S&P 500 Index	JPMS	2	USD	(566,880)	USD	2,790.00	5/17/2019	(15,900)
S&P 500 Index	JPMS	1	USD	(283,440)	USD	2,795.00	4/18/2019	(5,703)
S&P 500 Index	JPMS	10	USD	(2,834,400)	USD	2,820.00	5/17/2019	(59,300)
S&P 500 Index	JPMS	3	USD	(850,320)	USD	2,825.00	4/18/2019	(11,265)
U.S. Treasury 10 Year Note	JPMS	37	USD	(3,700,000)	USD	124.00	4/26/2019	(23,703)
U.S. Treasury 10 Year Note	JPMS	37	USD	(3,700,000)	USD	124.00	5/24/2019	(31,219)
U.S. Treasury 10 Year Note	JPMS	74	USD	(7,400,000)	USD	124.50	4/26/2019	(30,063)
U.S. Treasury 10 Year Note	JPMS	73	USD	(7,300,000)	USD	124.50	5/24/2019	(45,625)
U.S. Treasury 10 Year Note	JPMS	74	USD	(7,400,000)	USD	125.00	4/26/2019	(18,500)
U.S. Treasury 10 Year Note	JPMS	74	USD	(7,400,000)	USD	125.00	5/24/2019	(33,531)

								$(840,754)

Written Put Option Contracts (Premium Style) as of March 31, 2019:

Exchange Traded

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT		EXERCISE PRICE		EXPIRATION DATE	VALUE
EURO STOXX 50 Index	JPMS	10	EUR	(335,171)	EUR	3,050.00	5/17/2019	$(1,492)
EURO STOXX 50 Index	JPMS	8	EUR	(268,137)	EUR	3,075.00	5/17/2019	(1,391)
EURO STOXX 50 Index	JPMS	12	EUR	(402,205)	EUR	3,100.00	5/17/2019	(2,436)
EURO STOXX 50 Index	JPMS	5	EUR	(167,586)	EUR	3,125.00	5/17/2019	(1,189)
EURO STOXX 50 Index	JPMS	31	EUR	(1,039,030)	EUR	3,150.00	4/18/2019	(2,226)
EURO STOXX 50 Index	JPMS	41	EUR	(1,374,201)	EUR	3,150.00	5/17/2019	(11,452)
EURO STOXX 50 Index	JPMS	29	EUR	(971,996)	EUR	3,175.00	4/18/2019	(2,602)
EURO STOXX 50 Index	JPMS	5	EUR	(167,586)	EUR	3,175.00	5/17/2019	(1,638)
EURO STOXX 50 Index	JPMS	43	EUR	(1,441,235)	EUR	3,200.00	5/17/2019	(16,545)
EURO STOXX 50 Index	JPMS	13	EUR	(435,722)	EUR	3,225.00	4/18/2019	(1,881)
EURO STOXX 50 Index	JPMS	42	EUR	(1,407,718)	EUR	3,250.00	4/18/2019	(7,727)
EURO STOXX 50 Index	JPMS	30	EUR	(1,005,513)	EUR	3,250.00	5/17/2019	(15,951)
EURO STOXX 50 Index	JPMS	28	EUR	(938,479)	EUR	3,275.00	4/18/2019	(6,596)
EURO STOXX 50 Index	JPMS	29	EUR	(971,996)	EUR	3,275.00	5/17/2019	(18,152)
EURO STOXX 50 Index	JPMS	29	EUR	(971,996)	EUR	3,300.00	4/18/2019	(8,783)
EURO STOXX 50 Index	JPMS	27	EUR	(904,962)	EUR	3,350.00	4/18/2019	(13,417)
FTSE 100 Index	JPMS	4	GBP	(291,168)	GBP	6,625.00	5/17/2019	(886)
FTSE 100 Index	JPMS	4	GBP	(291,168)	GBP	6,725.00	5/17/2019	(1,224)
FTSE 100 Index	JPMS	3	GBP	(218,376)	GBP	6,825.00	5/17/2019	(1,270)
FTSE 100 Index	JPMS	1	GBP	(72,792)	GBP	6,900.00	4/18/2019	(169)
FTSE 100 Index	JPMS	10	GBP	(727,919)	GBP	6,925.00	4/18/2019	(1,889)
FTSE 100 Index	JPMS	3	GBP	(218,376)	GBP	6,925.00	5/17/2019	(1,758)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT		EXERCISE PRICE		EXPIRATION DATE	VALUE
Nikkei 225 Index	JPMS	5	JPY	(106,029,050)	JPY	20,000.00	5/10/2019	$(5,865)
Nikkei 225 Index	JPMS	1	JPY	(21,205,810)	JPY	20,125.00	5/10/2019	(1,353)
Nikkei 225 Index	JPMS	6	JPY	(127,234,860)	JPY	20,250.00	4/12/2019	(2,761)
Nikkei 225 Index	JPMS	4	JPY	(84,823,240)	JPY	20,250.00	5/10/2019	(6,136)
Nikkei 225 Index	JPMS	3	JPY	(63,617,430)	JPY	20,500.00	4/12/2019	(2,084)
Nikkei 225 Index	JPMS	4	JPY	(84,823,240)	JPY	20,625.00	5/10/2019	(8,842)
Nikkei 225 Index	JPMS	2	JPY	(42,411,620)	JPY	20,750.00	4/12/2019	(2,165)
Nikkei 225 Index	JPMS	2	JPY	(42,411,620)	JPY	21,000.00	4/12/2019	(3,338)
Nikkei 225 Index	JPMS	5	JPY	(106,029,050)	JPY	21,000.00	5/10/2019	(16,241)
S&P 500 Index	JPMS	8	USD	(2,267,520)	USD	2,595.00	5/17/2019	(7,320)
S&P 500 Index	JPMS	8	USD	(2,267,520)	USD	2,600.00	5/17/2019	(6,752)
S&P 500 Index	JPMS	2	USD	(566,880)	USD	2,630.00	5/17/2019	(2,090)
S&P 500 Index	JPMS	9	USD	(2,550,960)	USD	2,635.00	5/17/2019	(10,035)
S&P 500 Index	JPMS	8	USD	(2,267,520)	USD	2,640.00	5/17/2019	(9,120)
S&P 500 Index	JPMS	2	USD	(566,880)	USD	2,665.00	5/17/2019	(2,840)
S&P 500 Index	JPMS	3	USD	(850,320)	USD	2,670.00	5/17/2019	(4,170)
S&P 500 Index	JPMS	7	USD	(1,984,080)	USD	2,675.00	5/17/2019	(10,255)
S&P 500 Index	JPMS	3	USD	(850,320)	USD	2,680.00	4/18/2019	(1,170)
S&P 500 Index	JPMS	19	USD	(5,385,360)	USD	2,685.00	5/17/2019	(31,255)
S&P 500 Index	JPMS	8	USD	(2,267,520)	USD	2,690.00	4/18/2019	(3,296)
S&P 500 Index	JPMS	8	USD	(2,267,520)	USD	2,695.00	4/18/2019	(3,504)
S&P 500 Index	JPMS	2	USD	(566,880)	USD	2,700.00	4/18/2019	(944)
S&P 500 Index	JPMS	3	USD	(850,320)	USD	2,705.00	4/18/2019	(1,500)
S&P 500 Index	JPMS	2	USD	(566,880)	USD	2,705.00	5/17/2019	(3,820)
S&P 500 Index	JPMS	3	USD	(850,320)	USD	2,710.00	5/17/2019	(5,730)
S&P 500 Index	JPMS	3	USD	(850,320)	USD	2,720.00	4/18/2019	(1,980)
S&P 500 Index	JPMS	18	USD	(5,101,920)	USD	2,720.00	5/17/2019	(39,618)
S&P 500 Index	JPMS	2	USD	(566,880)	USD	2,725.00	4/18/2019	(1,300)
S&P 500 Index	JPMS	8	USD	(2,267,520)	USD	2,730.00	4/18/2019	(5,560)
S&P 500 Index	JPMS	3	USD	(850,320)	USD	2,735.00	4/18/2019	(2,370)
S&P 500 Index	JPMS	2	USD	(566,880)	USD	2,750.00	4/18/2019	(1,852)
S&P 500 Index	JPMS	12	USD	(3,401,280)	USD	2,750.00	5/17/2019	(31,020)
S&P 500 Index	JPMS	6	USD	(1,700,640)	USD	2,755.00	4/18/2019	(5,748)
S&P 500 Index	JPMS	3	USD	(850,320)	USD	2,760.00	4/18/2019	(3,150)
S&P 500 Index	JPMS	2	USD	(566,880)	USD	2,765.00	4/18/2019	(2,240)
S&P 500 Index	JPMS	6	USD	(1,700,640)	USD	2,780.00	4/18/2019	(7,950)
S&P 500 Index	JPMS	10	USD	(2,834,400)	USD	2,785.00	5/17/2019	(34,800)
S&P 500 Index	JPMS	3	USD	(850,320)	USD	2,800.00	4/18/2019	(5,490)
U.S. Treasury 10 Year Note	JPMS	75	USD	(7,500,000)	USD	123.00	5/24/2019	(19,922)
U.S. Treasury 10 Year Note	JPMS	71	USD	(7,100,000)	USD	123.50	4/26/2019	(15,531)
U.S. Treasury 10 Year Note	JPMS	74	USD	(7,400,000)	USD	123.50	5/24/2019	(31,219)
U.S. Treasury 10 Year Note	JPMS	111	USD	(11,100,000)	USD	124.00	4/26/2019	(46,828)
U.S. Treasury 10 Year Note	JPMS	37	USD	(3,700,000)	USD	124.00	5/24/2019	(23,125)

								(552,963)

Total Written Option Contracts (Premium Style) (Premiums Received ($1,577,027))								$(1,393,717)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

Written Call Option Contracts (Futures Style) as of March 31, 2019:

Exchange Traded

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT		EXERCISE PRICE		EXPIRATION DATE	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Euro-Bund April Futures	JPMS	7	EUR	(700,000)	EUR	163.50	4/26/2019	$(14,210)
Euro-Bund April Futures	JPMS	26	EUR	(2,600,000)	EUR	164.00	4/26/2019	(45,587)
Euro-Bund April Futures	JPMS	27	EUR	(2,700,000)	EUR	164.50	4/26/2019	(40,447)
Euro-Bund April Futures	JPMS	36	EUR	(3,600,000)	EUR	165.00	4/26/2019	(41,844)
Euro-Bund April Futures	JPMS	18	EUR	(1,800,000)	EUR	165.50	4/26/2019	(15,752)
Euro-Bund May Futures	JPMS	13	EUR	(1,300,000)	EUR	166.50	5/24/2019	432
Euro-Bund May Futures	JPMS	26	EUR	(2,600,000)	EUR	167.00	5/24/2019	581
Euro-Bund May Futures	JPMS	26	EUR	(2,600,000)	EUR	167.50	5/24/2019	868

								$(155,959)

Written Put Option Contracts (Futures Style) as of March 31, 2019:

Exchange Traded

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT		EXERCISE PRICE		EXPIRATION DATE	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Euro-Bund April Futures	JPMS	26	EUR	(2,600,000)	EUR	163.50	4/26/2019	$24,302
Euro-Bund April Futures	JPMS	13	EUR	(1,300,000)	EUR	164.00	4/26/2019	14,046
Euro-Bund May Futures	JPMS	28	EUR	(2,800,000)	EUR	165.00	5/24/2019	1,558
Euro-Bund May Futures	JPMS	27	EUR	(2,700,000)	EUR	165.50	5/24/2019	(854)
Euro-Bund May Futures	JPMS	13	EUR	(1,300,000)	EUR	166.50	5/24/2019	145

								39,197

Total Written Option Contracts (Futures Style)								$(116,762)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

Total return swap contracts outstanding as of March 31, 2019:

Over the Counter

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Hang Seng Index April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	04/29/2019	HKD	7,269,250	$15,859
MSCI Australia Net Return Index	Decreases in total return of reference entity and pays the Australian Bank-Bill Swap Reference Rate (“BBR”) plus or minus a specified spread (0.15%)	Increases in total return of reference entity	Monthly	BANA	06/21/2019	AUD	5,992	19
MSCI Hong Kong Net Return Index	Decreases in total return of reference entity and pays the Hong Kong Interbank Offered Rate (“HIBOR”) plus or minus a specified spread (0.05%)	Increases in total return of reference entity	Monthly	BANA	06/21/2019	HKD	91,207	183
MSCI Netherlands Net Return Index	Decreases in total return of reference entity and pays the Euro Interbank Offered Rate (“EURIBOR”) plus or minus a specified spread (-0.16%)	Increases in total return of reference entity	Monthly	BANA	06/21/2019	EUR	2,152,790	50,621
MSCI Spain Net Return Index	Decreases in total return of reference entity and pays the EURIBOR plus or minus a specified spread (-0.21%)	Increases in total return of reference entity	Monthly	BANA	06/21/2019	EUR	537,083	2,488
MSCI Spain Net Return Index	Decreases in total return of reference entity and pays the EURIBOR plus or minus a specified spread (-0.21%)	Increases in total return of reference entity	Monthly	BANA	06/21/2019	EUR	2,524,942	12,933
MSCI Sweden Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the Stockholm Interbank Offered Rate (“STIBOR”) plus or minus a specified spread (-3.35%)	Monthly	BANA	06/19/2019	SEK	(40,119,005)	23,205
MSCI Switzerland Net Return Index	Decreases in total return of reference entity and pays the London Interbank Offered Rate (“LIBOR”) plus or minus a specified spread (-0.27%)	Increases in total return of reference entity	Monthly	BANA	06/21/2019	CHF	789,593	12,700

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
MSCI Switzerland Net Return Index	Decreases in total return of reference entity and pays the LIBOR plus or minus a specified spread (-0.27%)	Increases in total return of reference entity	Monthly	BANA	06/21/2019	CHF	822,128	$14,115
MSCI Switzerland Net Return Index	Decreases in total return of reference entity and pays the LIBOR plus or minus a specified spread (-0.27%)	Increases in total return of reference entity	Monthly	BANA	06/21/2019	CHF	2,819	15
MSCI United Kingdom Net Returm Index	Decreases in total return of reference entity and pays the LIBOR plus or minus a specified spread (0.10%)	Increases in total return of reference entity	Monthly	BANA	06/21/2019	GBP	22,999	479
Swiss Market Index June Futures	Decreases in total return of reference entity	Increases in total return of reference entity	Monthly	MSCS	06/21/2019	CHF	18,879,000	308,331

								440,948

MSCI Australia Net Return Index	Decreases in total return of reference entity and pays the BBR plus or minus a specified spread (0.05%)	Increases in total return of reference entity	Monthly	BANA	06/21/2019	AUD	721,984	(303)
MSCI Spain Net Return Index	Decreases in total return of reference entity and pays the EURIBOR plus or minus a specified spread (-0.21%)	Increases in total return of reference entity	Monthly	BANA	06/21/2019	EUR	199	(4)
MSCI United Kingdom Net Returm Index	Decreases in total return of reference entity and pays the LIBOR plus or minus a specified spread (0.10%)	Increases in total return of reference entity	Monthly	BANA	06/21/2019	GBP	11,775	(114)

								(421)

								$440,527

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

Futures contracts outstanding as of March 31, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
Amsterdam Exchange Index	61	4/2019	EUR	$7,498,751	$187,832
Hang Seng Index	65	4/2019	HKD	12,038,325	176,544
IBEX 35 Index	160	4/2019	EUR	16,491,340	103,292
OMXS30 Index	54	4/2019	SEK	898,083	(5,649)
Australia 10 Year Bond	1,151	6/2019	AUD	113,237,760	2,088,658
Australia 3 Year Bond	366	6/2019	AUD	29,533,117	145,609
Canada 10 Year Bond	263	6/2019	CAD	27,363,730	321,433
DJIA CBOT E-Mini Index	23	6/2019	USD	2,982,295	37,158
EURO STOXX 50 Index	753	6/2019	EUR	27,637,856	279,620
Euro-Bobl	171	6/2019	EUR	25,538,815	201,272
Euro-BTP	33	6/2019	EUR	4,792,688	49,353
Euro-Bund	1,266	6/2019	EUR	236,225,335	4,060,615
Euro-Buxl	4	6/2019	EUR	859,978	42,552
Euro-OAT	42	6/2019	EUR	7,663,953	217,522
Euro-Schatz	201	6/2019	EUR	25,247,199	39,148
FTSE 100 Index	473	6/2019	GBP	44,427,082	968,799
Japan 10 Year Bond	137	6/2019	JPY	189,473,608	692,341
NASDAQ 100 E-Mini Index	17	6/2019	USD	2,516,170	87,446
Russell 2000 E-Mini Index	2	6/2019	USD	154,380	(934)
S&P/TSX 60 Index	45	6/2019	CAD	6,445,841	2,365
SPI 200 Index	380	6/2019	AUD	41,626,325	(2,765)
U.S. Treasury 2 Year Note	182	6/2019	USD	38,783,063	128,526
U.S. Treasury 5 Year Note	150	6/2019	USD	17,374,219	156,115
U.S. Treasury Long Bond	63	6/2019	USD	9,428,344	215,948
U.S. Treasury Ultra Bond	23	6/2019	USD	3,864,000	96,834

					10,289,634

Short Contracts
CAC 40 10 Euro Index	(9)	4/2019	EUR	(539,416)	(2,753)
DAX Index	(72)	6/2019	EUR	(23,289,885)	8,495
FTSE/MIB Index	(25)	6/2019	EUR	(2,908,277)	(97,731)
Long Gilt	(769)	6/2019	GBP	(129,574,924)	(2,102,213)
Nikkei 225 Index	(10)	6/2019	JPY	(1,913,742)	(19,330)
S&P 500 E-Mini Index	(455)	6/2019	USD	(64,559,950)	(1,264,734)
TOPIX Index	(92)	6/2019	JPY	(13,215,194)	(252,331)
U.S. Treasury 10 Year Note	(1,432)	6/2019	USD	(177,881,250)	(2,395,398)

					(6,125,995)

					$4,163,639

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

Forward foreign currency contracts outstanding as of March 31, 2019:

Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
AUD	4,894,269	USD	3,476,630	CITI	6/19/2019	$3,641
AUD	4,894,267	USD	3,476,633	JPMC	6/19/2019	3,636
CAD	19,944,163	USD	14,897,112	CITI	6/19/2019	56,698
CAD	19,944,150	USD	14,897,121	JPMC	6/19/2019	56,679
CHF	2,434,285	USD	2,451,135	CITI	6/19/2019	11,917
CHF	2,414,371	USD	2,430,932	JPMC	6/19/2019	11,972
GBP	1,497,337	USD	1,945,596	CITI	6/19/2019	12,316
GBP	1,497,336	USD	1,945,597	JPMC	6/19/2019	12,313
JPY	68,614,999	USD	620,767	CITI	6/19/2019	2,170
JPY	68,614,999	USD	620,768	JPMC	6/19/2019	2,169
NOK	2,176,500	USD	252,300	CITI	6/19/2019	820
NOK	2,176,500	USD	252,300	JPMC	6/19/2019	819
NZD	8,649,252	USD	5,870,145	CITI	6/19/2019	28,973
NZD	8,649,252	USD	5,870,152	JPMC	6/19/2019	28,966
SEK	15,499,500	USD	1,662,885	CITI	6/19/2019	14,149
SEK	15,499,500	USD	1,662,889	JPMC	6/19/2019	14,144
USD	8,897,161	AUD	12,421,388	CITI	6/19/2019	64,426
USD	8,897,149	AUD	12,421,388	JPMC	6/19/2019	64,414
USD	779,324	CAD	1,033,159	CITI	6/19/2019	4,677
USD	779,299	CAD	1,033,153	JPMC	6/19/2019	4,657
USD	6,075,458	CHF	5,995,000	CITI	6/19/2019	9,610
USD	6,075,450	CHF	5,995,000	JPMC	6/19/2019	9,602
USD	123,489	DKK	804,500	CITI	6/19/2019	1,740
USD	123,489	DKK	804,500	JPMC	6/19/2019	1,740
USD	61,386,283	EUR	53,697,500	CITI	6/19/2019	746,933
USD	61,386,207	EUR	53,697,500	JPMC	6/19/2019	746,856
USD	91,399	GBP	69,073	CITI	6/19/2019	1,079
USD	91,404	GBP	69,077	JPMC	6/19/2019	1,079
USD	7,217	HKD	56,500	CITI	6/19/2019	2
USD	7,217	HKD	56,500	JPMC	6/19/2019	2
USD	13,153,666	JPY	1,443,441,500	CITI	6/19/2019	49,064
USD	13,153,650	JPY	1,443,441,500	JPMC	6/19/2019	49,049
USD	11,391,406	NOK	97,387,170	CITI	6/19/2019	65,607
USD	11,391,395	NOK	97,387,195	JPMC	6/19/2019	65,593
USD	6,903,339	SEK	63,395,200	CITI	6/19/2019	44,033
USD	6,903,330	SEK	63,395,200	JPMC	6/19/2019	44,024
USD	288,098	SGD	389,000	CITI	6/19/2019	639
USD	288,099	SGD	389,000	JPMC	6/19/2019	640

Total unrealized appreciation						2,236,848

AUD	9,523,236	USD	6,819,950	CITI	6/19/2019	(48,063)
AUD	9,523,228	USD	6,819,953	JPMC	6/19/2019	(48,072)
CAD	48,276,357	USD	36,620,203	CITI	6/19/2019	(423,374)
CAD	48,276,330	USD	36,620,228	JPMC	6/19/2019	(423,412)
CHF	2,326,227	USD	2,359,374	CITI	6/19/2019	(5,656)
CHF	2,346,117	USD	2,379,502	JPMC	6/19/2019	(5,659)
DKK	142,500	USD	21,793	CITI	6/19/2019	(228)
DKK	142,500	USD	21,793	JPMC	6/19/2019	(228)
EUR	7,095,500	USD	8,104,871	CITI	6/19/2019	(92,086)
EUR	7,095,500	USD	8,104,881	JPMC	6/19/2019	(92,098)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
GBP	20,185,167	USD	26,677,146	CITI	6/19/2019	$(283,102)
GBP	20,185,160	USD	26,677,170	JPMC	6/19/2019	(283,137)
JPY	205,140,497	USD	1,867,826	CITI	6/19/2019	(5,412)
JPY	205,140,497	USD	1,867,829	JPMC	6/19/2019	(5,416)
NOK	47,470,500	USD	5,574,376	CITI	6/19/2019	(53,719)
NOK	47,470,500	USD	5,574,382	JPMC	6/19/2019	(53,725)
NZD	29,291,248	USD	20,097,688	CITI	6/19/2019	(119,947)
NZD	29,291,248	USD	20,097,713	JPMC	6/19/2019	(119,973)
SEK	24,141,500	USD	2,631,482	CITI	6/19/2019	(19,393)
SEK	24,141,500	USD	2,631,486	JPMC	6/19/2019	(19,398)
USD	5,435,366	AUD	7,666,612	CITI	6/19/2019	(16,294)
USD	5,435,359	AUD	7,666,612	JPMC	6/19/2019	(16,300)
USD	2,239,661	CAD	2,997,346	CITI	6/19/2019	(7,700)
USD	2,239,645	CAD	2,997,342	JPMC	6/19/2019	(7,713)
USD	45,773,543	CHF	45,462,000	CITI	6/19/2019	(225,719)
USD	45,773,486	CHF	45,462,000	JPMC	6/19/2019	(225,776)
USD	2,502	GBP	1,925	CITI	6/19/2019	(15)
USD	2,502	GBP	1,925	JPMC	6/19/2019	(15)
USD	15,014,030	JPY	1,662,006,500	CITI	6/19/2019	(74,863)
USD	15,014,012	JPY	1,662,006,500	JPMC	6/19/2019	(74,883)
USD	7,437,057	NOK	64,438,813	CITI	6/19/2019	(56,958)
USD	7,437,049	NOK	64,438,822	JPMC	6/19/2019	(56,968)
USD	190,777	NZD	281,000	CITI	6/19/2019	(876)
USD	190,777	NZD	281,000	JPMC	6/19/2019	(876)
USD	9,080,641	SEK	84,203,800	CITI	6/19/2019	(30,136)
USD	9,080,630	SEK	84,203,800	JPMC	6/19/2019	(30,147)

Total unrealized depreciation						(2,927,337)

Net unrealized depreciation						$(690,489)

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

See notes to Schedule of Investments.

Schedule of Investments	March 31, 2019 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	SHARES	VALUE ($)
LONG POSITIONS - 125.3%

COMMON STOCKS - 38.1%

Aerospace & Defense - 1.2%
L3 Technologies, Inc. (a)	26,619	$5,493,363

Auto Components - 0.2%
Garrett Motion, Inc. (Switzerland) *	34,856	513,429
Veoneer, Inc. (Sweden) *	15,635	357,572

		871,001

Automobiles - 0.0% (b)
Tesla, Inc. *	86	24,068

Banks - 2.2%
Blue Hills Bancorp, Inc. (a)	18,125	433,188
Fidelity Southern Corp.	4,855	132,978
Fifth Third Bancorp (a)	51,122	1,289,297
Patriot National Bancorp, Inc.	17,287	263,800
PNBK Holdings LLC, Class A (3)*(c)(d)	2,090,900	1,276,724
PNBK Holdings LLC, Class B (3)*(c)(d)	3,218	—
SunTrust Banks, Inc.	93,751	5,554,747
TCF Financial Corp.	33,848	700,315

		9,651,049

Biotechnology - 1.1%
BioMarin Pharmaceutical, Inc. *(a)	3,895	345,993
Celgene Corp. *	31,579	2,979,163
Gossamer Bio, Inc. *	1,000	21,670
Intrexon Corp. *(a)	27,101	142,551
Spark Therapeutics, Inc. *	13,298	1,514,376

		5,003,753

Building Products - 0.4%
Resideo Technologies, Inc. *	23,483	452,987
USG Corp.	28,166	1,219,588

		1,672,575

Capital Markets - 21.7%
Acamar Partners Acquisition Corp. (2)*	450,000	4,500,000
Alignvest Acquisition II Corp., Class A (Canada) (2)*	350,000	2,668,837
AMCI Acquisition Corp., Class A *(a)	210,000	2,066,400
Big Rock Partners Acquisition Corp. (2)*	200,000	2,064,000
Black Ridge Acquisition Corp. *	210,000	2,144,100
Boxwood Merger Corp., Class A *	200,000	1,944,000
CF Finance Acquisition Corp., Class A *	300,000	2,970,000
CM Seven Star Acquisition Corp. (Hong Kong) *	250,000	2,570,000
Crescent Acquisition Corp. *	400,000	4,000,000
DFB Healthcare Acquisitions Corp. *	150,000	1,498,500
DiamondPeak Holdings Corp. *	460,000	4,609,200
FinTech Acquisition Corp. III, Class A *	250,000	2,437,500
Futu Holdings Ltd., ADR (China) *	5,000	92,600
GigCapital, Inc. *	175,000	1,785,000
Gordon Pointe Acquisition Corp. (2) *	245,960	2,484,196
Gores Holdings III, Inc., Class A (2)*	49,998	492,980
Gores Metropoulos, Inc. *	1	10
Gores Metropoulos, Inc., Class A *	99,999	980,990
Graf Industrial Corp. *	66,000	648,780
GS Acquisition Holdings Corp., Class A *	150,000	1,503,000
Hennessy Capital Acquisition Corp. IV *	400,000	4,032,000
Insurance Acquisition Corp. *	220,000	2,222,000

INVESTMENTS	SHARES	VALUE ($)
Capital Markets - 21.7% (continued)
Legacy Acquisition Corp., Class A *	100,000	$1,004,000
Leisure Acquisition Corp. (2)*	150,000	1,500,000
Leo Holdings Corp., Class A (United Kingdom) (2)*	96,700	967,967
Longevity Acquisition Corp. (China) (2)*	125,000	23,750
Megalith Financial Acquisition Corp., Class A *	6,400	63,872
Modern Media Acquisition Corp. *	595,031	6,164,521
Monocle Acquisition Corp. *	236,119	2,313,966
MTech Acquisition Corp. *	75,000	756,750
Mudrick Capital Acquisition Corp., Class A *	150,000	1,512,000
Nebula Acquisition Corp., Class A (2)*	139,998	1,398,580
One Madison Corp., Class A *	100,000	1,025,000
Opes Acquisition Corp. (Mexico) *	100,000	1,015,000
Pensare Acquisition Corp. *	250,000	2,567,500
Pivotal Acquisition Corp., Class A (2)*	360,000	3,520,800
PROMECAP Acquisition Co. SAB de CV (Mexico) (2)*	400,000	3,874,242
Regalwood Global Energy Ltd., Class A *	115,232	1,163,843
RMG Acquisition Corp. *	500,000	5,015,000
Schultze Special Purpose Acquisition Corp. (2)*	138,000	1,349,640
Spartan Energy Acquisition Corp., Class A *	89,998	884,591
TheStreet, Inc. *	39,405	91,814
Tortoise Acquisition Corp. *	415,588	4,151,724
Trine Acquisition Corp. *	460,000	4,609,200
Tuscan Holdings Corp. (2)*	320,000	3,324,800
Twelve Seas Investment Co. (United Kingdom) *	240,000	64,800
Up Fintech Holding Ltd., ADR (China) *	5,000	64,700
VectoIQ Acquisition Corp. (2)*	62,580	625,174

		96,767,327

Chemicals - 0.1%
Livent Corp. *	36,260	445,273

Commercial Services & Supplies - 0.0% (b)
Multi-Color Corp.	1,718	85,711

Communications Equipment - 0.8%
ARRIS International plc *	39,449	1,246,983
Finisar Corp. *(a)	96,114	2,226,961

		3,473,944

Construction & Engineering - 0.1%
Arcosa, Inc.	11,826	361,284

Containers & Packaging - 0.0% (b)
Bemis Co., Inc.	1,617	89,711

Diversified Consumer Services - 0.2%
frontdoor, Inc. *	20,106	692,049

Diversified Financial Services - 0.0% (b)
Rescap Liquidating Trust	125,811	220,169

Electrical Equipment - 0.1%
nVent Electric plc	18,138	489,363

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	SHARES	VALUE ($)
Electronic Equipment, Instruments & Components - 0.0% (b)
Arlo Technologies, Inc. *	43,828	$181,010

Energy Equipment & Services - 0.3%
Apergy Corp. *	13,217	542,690
KLX Energy Services Holdings, Inc. *	12,542	315,306
Oil States International, Inc. *(a)	10,714	181,709
Rowan Cos. plc, Class A *(a)	46,205	498,552

		1,538,257

Equity Real Estate Investment Trusts (REITs) - 0.4%
CorePoint Lodging, Inc.	12,125	135,436
Industrial Logistics Properties Trust	14,387	290,186
InfraREIT, Inc.	16,976	355,987
JBG SMITH Properties	11,597	479,536
Retail Value, Inc.	13,830	431,081
Spirit MTA REIT	26,740	173,543
Tier REIT, Inc.	3,025	86,696

		1,952,465

Food Products - 0.0% (b)
Bioceres Crop Solutions Corp. (Argentina) *	16,110	84,094

Health Care Equipment & Supplies - 0.0%
China Medical Technologies, Inc., ADR (China) (3)*(c)	4,931	—

Health Care Providers & Services - 0.4%
Tivity Health, Inc. *	6,205	108,960
WellCare Health Plans, Inc. *	6,392	1,724,242

		1,833,202

Hotels, Restaurants & Leisure - 0.8%
Belmond Ltd., Class A (United Kingdom) *	56,795	1,415,899
Panera Bread Co., Class A (3)*(c)	10,533	122,496
Wyndham Hotels & Resorts, Inc.	9,295	464,657
Wynn Resorts Ltd.	12,450	1,485,534

		3,488,586

Household Durables - 0.0% (b)
GoPro, Inc., Class A *(a)	20,357	132,320

Insurance - 0.0% (b)
Navigators Group, Inc. (The)	1,041	72,735

Interactive Media & Services - 0.0% (b)
Scout24 AG (Germany) (2)(e)	3,533	183,086

Internet & Direct Marketing Retail - 0.1%
Booking Holdings, Inc. *(a)	210	366,431
Expedia Group, Inc. (a)	1,362	162,078

		528,509

IT Services - 2.2%
Black Knight, Inc. *(a)	4,415	240,617
First Data Corp., Class A *	85,886	2,256,225
Luxoft Holding, Inc. *	24,191	1,420,254
Priority Technology Holdings, Inc. *	30,736	212,386
Travelport Worldwide Ltd.	68,372	1,075,492
Wix.com Ltd. (Israel) *(a)	4,815	581,796
Worldpay, Inc. *	34,041	3,863,654

		9,650,424

INVESTMENTS	SHARES	VALUE ($)
Leisure Products - 0.4%
Amer Sports OYJ (Finland) (2)*	42,002	$1,893,944

Life Sciences Tools & Services - 0.1%
Illumina, Inc. *(a)	867	269,368
Pacific Biosciences of California, Inc. *	43,700	315,951

		585,319

Machinery - 0.1%
Pentair plc	6,302	280,502

Media - 0.7%
Altice USA, Inc., Class A	26,952	578,929
Tribune Media Co., Class A	51,619	2,381,701

		2,960,630

Metals & Mining - 0.7%
Goldcorp, Inc. (Canada)	288,855	3,304,501

Oil, Gas & Consumable Fuels - 0.2%
Chesapeake Energy Corp. *(a)	1,449	4,492
Cimarex Energy Co. (a)	1,657	115,824
Equitrans Midstream Corp.	20,238	440,784
Penn Virginia Corp. *(a)	372	16,405
Quicksilver Resources, Inc. (3)*(c)(d)	14,730	201,964

		779,469

Pharmaceuticals - 0.1%
Jazz Pharmaceuticals plc *(a)	590	84,340
Medicines Co. (The) *(a)	532	14,869
Takeda Pharmaceutical Co. Ltd., ADR (Japan) (a)	20,015	407,706

		506,915

Real Estate Management & Development - 0.1%
HFF, Inc., Class A	2,832	135,228
Newmark Group, Inc., Class A	44,008	367,027

		502,255

Road & Rail - 0.1%
Lyft, Inc., Class A *	5,000	391,450

Semiconductors & Semiconductor Equipment - 1.2%
Integrated Device Technology, Inc. *(a)	68,144	3,338,374
KLA-Tencor Corp.	468	55,884
Versum Materials, Inc.	36,293	1,825,901

		5,220,159

Software - 1.2%
Ellie Mae, Inc. *	7,487	738,892
Guidewire Software, Inc. *(a)	1,938	188,296
Micro Focus International plc, ADR (United Kingdom)	23,338	601,887
MINDBODY, Inc., Class A (2)*	21,570	787,305
Red Hat, Inc. *	10,830	1,978,641
Solium Capital, Inc. (Canada) *	2,281	32,568
Ultimate Software Group, Inc. (The) *	2,692	888,710

		5,216,299

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	SHARES	VALUE ($)
Textiles, Apparel & Luxury Goods - 0.1%
Levi Strauss & Co., Class A *	10,000	$235,500

Thrifts & Mortgage Finance - 0.1%
WSFS Financial Corp. (a)	8,851	341,649

Trading Companies & Distributors - 0.0% (b)
AM Castle & Co. (2)*(a)	8,695	16,260

Water Utilities - 0.1%
Connecticut Water Service, Inc.	3,961	271,923

Wireless Telecommunication Services - 0.6%
Cleveland Unlimited (3)*(c)(d)	1	277,550
Sprint Corp. *(a)	443,682	2,506,803

		2,784,353

TOTAL COMMON STOCKS (Cost $172,707,960)		170,276,456

PREFERRED STOCKS - 0.8%

Banks - 0.2%
First Banks, Inc., Series C, (3)*(c)(d)	2,458	773,930

Thrifts & Mortgage Finance - 0.6%
FHLMC, Series V, 5.57%, 5/3/2019 *(a)(f)	83,409	683,954
FHLMC, Series W, 5.66%, 5/3/2019 *(f)	29,460	241,572
FHLMC, Series X, 6.02%, 5/3/2019 *(f)	47,843	382,744
FHLMC, Series Z, 8.38%, 12/31/2022 *(f)(g)	45,876	460,595
FNMA, Series S, 8.25%, 12/31/2020 *(f)(g)	77,876	804,459

		2,573,324

TOTAL PREFERRED STOCKS (Cost $3,488,136)		3,347,254

CONVERTIBLE PREFERRED STOCKS - 3.5%

Capital Markets - 0.7%
Mandatory Exchangeable Trust (China) $100 par, 5.75%, 6/1/2019 (2)(a)(e)	6,586	1,339,658
Virtus Investment Partners, Inc. Series D, $100 par, 7.25%, 2/1/2020 (2)(a)	17,975	1,577,127

		2,916,785

Diversified Financial Services - 0.7%
2017 Mandatory Exchangeable Trust $100 par, 5.19%, 12/1/2020 (2)(a)(e)	18,425	2,936,939

Electric Utilities - 0.1%
American Electric Power Co., Inc. $50 par, 6.13%, 3/15/2022 (2)*(a)	8,975	461,764

Equity Real Estate Investment Trusts (REITs) - 0.2%
QTS Realty Trust, Inc. Series B, $100 par, 6.50%, 12/31/2049 (2)(a)(f)	9,525	1,036,413

Gas Utilities - 0.1%
South Jersey Industries, Inc. $50 par, 7.25%, 4/15/2021 (2)(a)	12,425	640,881

INVESTMENTS	SHARES	VALUE ($)
Health Care Equipment & Supplies - 0.3%
Danaher Corp. Series A, $1,000 par, 4.75%, 4/15/2022 (2)*(a)	1,275	$1,335,945

Machinery - 0.5%
Colfax Corp. $100 par, 5.75%, 1/15/2022 (2)*(a)	7,475	995,147
Fortive Corp. Series A, $1,000 par, 5.00%, 7/1/2021 (2)(a)	875	921,234
Rexnord Corp. Series A, $50 par, 5.75%, 11/15/2019 (2)(a)	4,975	266,472

		2,182,853

Multi-Utilities - 0.7%
CenterPoint Energy, Inc. Series B, $50 par, 7.00%, 9/1/2021 (2)(a)	39,775	2,107,073
Sempra Energy Series A, $100 par, 6.00%, 1/15/2021 (2)(a)	7,925	837,593

		2,944,666

Technology Hardware, Storage & Peripherals - 0.2%
NCR Corp. Series A, $1,000 par, 5.50%, 12/31/2049 (2)*(a)(f)(h)	889	963,767

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $13,362,567)		15,420,013

CLOSED END FUNDS - 4.0%
Aberdeen Global Dynamic Dividend Fund	3,235	30,635
Aberdeen Total Dynamic Dividend Fund	15,984	131,868
Adams Natural Resources Fund, Inc.	12,416	208,216
Advent Claymore Convertible Securities and Income Fund	4,900	72,324
Alliance California Municipal Income Fund, Inc.	13,221	195,406
AllianceBernstein National Municipal Income Fund, Inc.	15,869	205,504
AllianzGI NFJ Dividend Interest & Premium Strategy Fund	11,484	138,497
Apollo Senior Floating Rate Fund, Inc.	2,618	38,825
Apollo Tactical Income Fund, Inc.	3,851	56,571
Ares Dynamic Credit Allocation Fund, Inc.	6,282	93,225
BlackRock California Municipal Income Trust	27,446	352,132
BlackRock Corporate High Yield Fund, Inc.	6,797	69,737
BlackRock Credit Allocation Income Trust	11,237	139,451
BlackRock Debt Strategies Fund, Inc.	13,098	140,411
BlackRock Enhanced Equity Dividend Trust	1,536	13,133
BlackRock Enhanced Global Dividend Trust	15,647	167,423
BlackRock Floating Rate Income Strategies Fund, Inc.	8,175	102,188
BlackRock Floating Rate Income Trust	4,100	50,061
BlackRock Investment Quality Municipal Trust, Inc. (a)	14,210	200,929
BlackRock Limited Duration Income Trust	6,229	91,566
BlackRock Multi-Sector Income Trust	1,598	26,511
BlackRock Muni Intermediate Duration Fund, Inc.	20,426	281,266
BlackRock Municipal 2030 Target Term Trust	7,822	173,961
BlackRock Municipal Bond Trust	12,550	181,975
BlackRock Municipal Income Investment Quality Trust	4,501	62,564

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	SHARES	VALUE ($)

CLOSED END FUNDS - 4.0% (continued)
BlackRock Municipal Income Quality Trust	15,899	$213,206
BlackRock MuniEnhanced Fund, Inc.	15,499	165,839
BlackRock MuniHoldings California Quality Fund, Inc.	17,602	233,227
BlackRock MuniHoldings Fund II, Inc.	8,746	129,353
BlackRock MuniHoldings Fund, Inc.	1,947	31,035
BlackRock MuniHoldings Investment Quality Fund	7,118	91,893
BlackRock MuniHoldings New Jersey Quality Fund, Inc.	22,633	309,619
BlackRock MuniHoldings New York Quality Fund, Inc. (a)	18,959	244,931
BlackRock MuniHoldings Quality Fund II, Inc.	17,716	217,907
BlackRock MuniHoldings Quality Fund, Inc.	14,532	175,983
BlackRock MuniYield California Fund, Inc.	13,660	182,224
BlackRock MuniYield California Quality Fund, Inc.	14,498	195,288
BlackRock MuniYield Michigan Quality Fund, Inc.	18,511	247,307
BlackRock MuniYield New Jersey Fund, Inc.	16,404	236,546
BlackRock MuniYield New York Quality Fund, Inc.	22,043	271,349
BlackRock MuniYield Pennsylvania Quality Fund	17,983	244,749
BlackRock MuniYield Quality Fund II, Inc.	15,176	186,665
BlackRock MuniYield Quality Fund III, Inc.	12,308	159,142
BlackRock MuniYield Quality Fund, Inc.	13,834	194,921
BlackRock New York Municipal Income Trust	11,830	154,382
BlackRock Resources & Commodities Strategy Trust	19,668	160,688
Brookfield Global Listed Infrastructure Income Fund, Inc.	6,455	79,526
Brookfield Real Assets Income Fund, Inc.	873	18,874
CBRE Clarion Global Real Estate Income Fund (a)	27,603	206,194
Clough Global Opportunities Fund (a)	2,608	25,193
Cohen & Steers Global Income Builder, Inc. (a)	1,529	13,042
Cohen & Steers Quality Income Realty Fund, Inc. (a)	6,127	78,426
Delaware Enhanced Global Dividend & Income Fund	1,243	12,020
Delaware Investments Minnesota Municipal Income Fund II, Inc.	15,117	190,988
Dividend and Income Fund	26,875	305,300
Dreyfus Municipal Bond Infrastructure Fund, Inc.	3,551	46,021
Dreyfus Municipal Income, Inc.	9,974	83,881
Dreyfus Strategic Municipal Bond Fund, Inc.	13,594	105,082
Dreyfus Strategic Municipals, Inc.	17,461	137,767
DTF Tax-Free Income, Inc. (a)	17,496	231,472
DWS Municipal Income Trust	26,225	289,000
DWS Strategic Municipal Income Trust	12,421	139,364
Eaton Vance California Municipal Bond Fund	17,955	189,425
Eaton Vance Floating-Rate Income Plus Fund	2,414	35,751
Eaton Vance Floating-Rate Income Trust	7,125	93,979
Eaton Vance Limited Duration Income Fund	14,572	184,336
Eaton Vance Municipal Bond Fund	19,374	240,233
Eaton Vance Municipal Income Trust	18,750	228,750
Eaton Vance New York Municipal Bond Fund	16,270	191,173
Eaton Vance Senior Floating-Rate Trust	4,990	64,970
Eaton Vance Senior Income Trust	13,165	80,965

INVESTMENTS	SHARES	VALUE ($)

CLOSED END FUNDS - 4.0% (continued)
Eaton Vance Short Duration Diversified Income Fund	4,758	$61,711
Eaton Vance Tax-Advantaged Global Dividend Income Fund	5,238	81,399
Federated Premier Municipal Income Fund	15,999	214,867
First Trust Aberdeen Global Opportunity Income Fund	6,289	63,204
First Trust Dynamic Europe Equity Income Fund	229	3,284
First Trust High Income Long/Short Fund	15,823	231,174
First Trust Senior Floating Rate Income Fund II	7,766	91,794
Franklin Ltd. Duration Income Trust	761	7,328
Gabelli Dividend & Income Trust (The)	6,350	135,128
Gabelli Healthcare & WellnessRx Trust (The)	7,202	75,693
General American Investors Co., Inc.	1,399	46,601
Invesco Advantage Municipal Income Trust II	7,773	83,715
Invesco Dynamic Credit Opportunities Fund	21,688	235,315
Invesco Municipal Trust	10,084	121,512
Invesco Quality Municipal Income Trust	13,314	161,233
Invesco Trust for Investment Grade Municipals	11,157	138,235
Invesco Trust for Investment Grade New York Municipals	10,366	135,069
Ivy High Income Opportunities Fund	794	10,735
John Hancock Hedged Equity & Income Fund	640	9,421
LMP Capital and Income Fund, Inc.	1,271	16,396
Macquarie Global Infrastructure Total Return Fund, Inc.	3,097	68,722
Madison Covered Call & Equity Strategy Fund	524	3,579
MFS Investment Grade Municipal Trust	6,292	59,082
MFS Municipal Income Trust	19,957	138,102
Neuberger Berman High Yield Strategies Fund, Inc.	9,953	112,369
Neuberger Berman Municipal Fund, Inc.	9,052	129,896
New America High Income Fund, Inc. (The)	4,528	38,488
New Germany Fund, Inc. (The)	398	5,560
Nuveen Arizona Quality Municipal Income Fund	7,314	93,839
Nuveen California AMT-Free Quality Municipal Income Fund	15,002	208,828
Nuveen California Municipal Value Fund, Inc.	14,488	138,505
Nuveen Connecticut Quality Municipal Income Fund	24,355	293,478
Nuveen Diversified Dividend & Income Fund	600	6,216
Nuveen Enhanced Municipal Value Fund	344	4,747
Nuveen Floating Rate Income Opportunity Fund	2,424	23,246
Nuveen Georgia Quality Municipal Income Fund	12,840	153,053
Nuveen Intermediate Duration Quality Municipal Term Fund	3,032	39,659
Nuveen Maryland Quality Municipal Income Fund	19,650	245,036
Nuveen Massachusetts Quality Municipal Income Fund	3,713	46,635
Nuveen Michigan Quality Municipal Income Fund	20,473	271,063

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	SHARES	VALUE ($)

CLOSED END FUNDS - 4.0% (continued)
Nuveen New Jersey Quality Municipal Income Fund	16,388	$226,974
Nuveen New York AMT-Free Quality Municipal Income Fund	11,882	151,139
Nuveen New York Quality Municipal Income Fund	16,116	215,793
Nuveen North Carolina Quality Municipal Income Fund	17,990	229,912
Nuveen Ohio Quality Municipal Income Fund	16,540	239,499
Nuveen Pennsylvania Quality Municipal Income Fund	18,759	247,806
Nuveen Real Asset Income and Growth Fund	8,533	136,869
Nuveen Real Estate Income Fund	1,944	20,140
Nuveen Select Maturities Municipal Fund	1,469	14,631
Nuveen Senior Income Fund	4,700	27,260
Nuveen Short Duration Credit Opportunities Fund	1	16
Nuveen Texas Quality Municipal Income Fund	6,991	93,400
Nuveen Virginia Quality Municipal Income Fund	25,758	327,127
PGIM Global High Yield Fund, Inc.	4,829	67,316
PGIM High Yield Bond Fund, Inc.	10,312	146,224
Pioneer Diversified High Income Trust	1,852	26,373
Pioneer Floating Rate Trust	8,350	86,840
Putnam Managed Municipal Income Trust	10,550	78,914
Putnam Municipal Opportunities Trust	6,101	74,798
RMR Real Estate Income Fund	1,762	32,932
Royce Value Trust, Inc.	9,044	124,445
Source Capital, Inc.	1,163	41,868
Tekla Healthcare Investors	7,910	162,471
Tekla Life Sciences Investors	1,308	22,406
THL Credit Senior Loan Fund	600	9,210
Virtus Total Return Fund, Inc.	2,712	27,256
Voya Global Advantage and Premium Opportunity Fund	2,232	24,083
Voya Global Equity Dividend and Premium Opportunity Fund	3,440	22,360
Voya Infrastructure Industrials and Materials Fund	1,614	20,336
Wells Fargo Income Opportunities Fund	10,921	86,058
Western Asset Global High Income Fund, Inc.	7	66
Western Asset High Income Fund II, Inc.	6,532	42,327
Western Asset Intermediate Muni Fund, Inc.	29,828	262,785
Western Asset Municipal High Income Fund, Inc.	6,116	45,258
Western Asset Municipal Partners Fund, Inc.	13,418	193,755

TOTAL CLOSED END FUNDS (Cost $17,736,713)		18,074,929

EXCHANGE TRADED FUNDS - 0.0% (b)
Gabelli Global Small and Mid Cap Value Trust (The) (Cost $3,084)	290	3,410

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - 6.0%
Airlines - 0.2%
United Continental Holdings, Inc.
6.00%, 12/1/2020 (2)(a)	$1,000,000	$1,033,750

Banks - 0.0% (b)
Washington Mutual, Inc. Escrow
0.00%, 9/29/2017 (3)(c)	5,000,000	55,000

Chemicals - 0.2%
TPC Group, Inc.
8.75%, 12/15/2020 (2)(e)	1,000,000	985,000

Commercial Services & Supplies - 0.2%
Harland Clarke Holdings Corp.
6.88%, 3/1/2020 (2)(e)	1,000,000	987,500

Consumer Finance - 0.5%
General Motors Financial Co., Inc.
2.40%, 5/9/2019 (2)	1,000,000	999,570
Navient Corp.
5.00%, 10/26/2020 (2)	1,000,000	1,013,750

		2,013,320

Diversified Telecommunication Services - 0.2%
CenturyLink, Inc.
Series V, 5.63%, 4/1/2020 (2)	1,000,000	1,019,190

Food Products - 0.2%
Viterra, Inc. (Switzerland)
5.95%, 8/1/2020 (2)(e)	923,000	954,290

Health Care Providers & Services - 0.6%
BioScrip, Inc.
8.88%, 2/15/2021 (2)	1,354,000	1,367,540
HCA, Inc.
6.50%, 2/15/2020 (2)	1,000,000	1,029,064

		2,396,604

Independent Power and Renewable Electricity Producers - 0.0%
Energy Future Holdings
0.00%, 12/1/2018 (3)(c)(i)	1,000,000	—

Internet & Direct Marketing Retail - 0.1%
QVC, Inc.
3.13%, 4/1/2019 (2)	317,000	317,000

IT Services - 0.5%
First Data Corp.
5.00%, 1/15/2024 (2)(e)	556,000	570,386
5.75%, 1/15/2024 (2)(e)	1,734,000	1,782,986

		2,353,372

Marine - 0.2%
Navios Maritime Holdings, Inc. (Greece) 11.25%, 8/15/2022 (2)(e)	1,500,000	1,001,250

Media - 0.0% (b)
iHeartCommunications, Inc. 14.00%, 2/1/2021 (3)(c)(i)	1,010,000	133,825

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Metals & Mining - 0.3%
Aleris International, Inc. 10.75%, 7/15/2023 (2)(a)(e)	$1,095,000	$1,149,750

Oil, Gas & Consumable Fuels - 1.0%
Black Elk Energy Escrow 13.75%, 12/1/2015 (3)(c)	2,833,436	382,208
DCP Midstream Operating LP 2.70%, 4/1/2019 (2)	1,000,000	1,000,000
Energy Transfer Operating LP 7.50%, 10/15/2020 (2)	1,000,000	1,064,665
EnLink Midstream Partners LP 2.70%, 4/1/2019 (2)	1,000,000	1,000,000
NSA Bondco Ltd. (Norway) 12.00%, 8/31/2020 (3)(c)(h)	3,122,670	437,602
Resolute Energy Corp.
8.50%, 5/1/2020 (2)	602,000	602,000

		4,486,475

Pharmaceuticals - 0.1%
Advanz Pharma Corp. (Canada)
8.00%, 9/6/2024 (2)(a)	549,000	516,060

Semiconductors & Semiconductor Equipment - 0.6%
Broadcom, Inc.
4.75%, 4/15/2029 (2)(e)	2,000,000	1,990,500
SunEdison, Inc.
2.00%, 10/1/2018 (3)(c)(i)	16,350,000	368,158
2.75%, 1/1/2021 (3)(c)(i)	4,400,000	99,076

		2,457,734

Specialty Retail - 0.9%
L Brands, Inc.
7.00%, 5/1/2020 (2)	2,000,000	2,065,000
Men’s Wearhouse, Inc. (The)
7.00%, 7/1/2022 (2)	2,000,000	1,970,000

		4,035,000

Wireless Telecommunication Services - 0.2%
Hughes Satellite Systems Corp.
6.50%, 6/15/2019 (2)(a)	1,000,000	1,005,100
T-Mobile USA, Inc.
4.75%, 2/1/2028 (3)(c)	2,301,000	—

		1,005,100

TOTAL CORPORATE BONDS (Cost $59,547,453)		26,900,220

CONVERTIBLE BONDS - 33.6%
Air Freight & Logistics - 0.2%
Atlas Air Worldwide Holdings, Inc.
1.88%, 6/1/2024 (2)(a)	875,000	940,413

Airlines - 0.3%
GOL Equity Finance SA (Luxembourg)
3.75%, 7/15/2024 (2)(a)(e)	1,250,000	1,173,529

Automobiles - 0.0% (b)
Tesla, Inc.
2.38%, 3/15/2022 (2)(a)	75,000	81,844

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Biotechnology - 3.6%
Clovis Oncology, Inc.
1.25%, 5/1/2025 (2)(a)	$900,000	$701,842
Exact Sciences Corp.
0.38%, 3/15/2027 (2)(a)	1,125,000	1,144,999
Inovio Pharmaceuticals, Inc.
6.50%, 3/1/2024 (2)(a)(e)	2,075,000	2,074,748
Intrexon Corp.
3.50%, 7/1/2023 (2)(a)	2,550,000	1,496,264
Karyopharm Therapeutics, Inc.
3.00%, 10/15/2025 (2)(a)(e)	1,900,000	1,163,410
Ligand Pharmaceuticals, Inc.
0.75%, 5/15/2023 (2)(a)(e)	225,000	192,415
OPKO Health, Inc.
4.50%, 2/15/2025 (2)(a)	5,075,000	4,781,665
Verastem, Inc.
5.00%, 11/1/2048 (2)(a)	5,675,000	4,472,994

		16,028,337

Capital Markets - 3.1%
Ares Capital Corp.
4.63%, 3/1/2024 (2)(a)	2,300,000	2,282,750
Deutsche Bank AG (Germany)
1.00%, 5/1/2023 (2)(a)	1,975,000	1,858,297
Hercules Capital, Inc.
4.38%, 2/1/2022 (2)(a)	1,350,000	1,318,505
New Mountain Finance Corp.
5.75%, 8/15/2023 (2)(a)	2,600,000	2,604,420
Prospect Capital Corp.
6.38%, 3/1/2025 (2)(a)	3,000,000	2,947,500
TPG Specialty Lending, Inc.
4.50%, 8/1/2022 (2)(a)	2,750,000	2,800,578

		13,812,050

Chemicals - 1.4%
Amyris, Inc.
9.50%, 4/15/2019 (2)(a)	6,461,000	6,430,333

Communications Equipment - 0.5%
Finisar Corp.
0.50%, 12/15/2036 (2)	721,000	707,178
Infinera Corp.
2.13%, 9/1/2024 (2)(a)	1,725,000	1,362,301

		2,069,479

Construction & Engineering - 0.4%
KBR, Inc.
2.50%, 11/1/2023 (2)(a)(e)	1,850,000	1,867,767

Consumer Finance - 0.7%
EZCORP, Inc.
2.13%, 6/15/2019 (2)(a)(j)	2,250,000	2,243,247
2.38%, 5/1/2025 (2)(a)(e)	1,025,000	889,440

		3,132,687

Diversified Consumer Services - 0.2%
Chegg, Inc.
0.13%, 3/15/2025 (2)(a)(e)	1,125,000	1,108,312

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	PRINCIPAL AMOUNT ($)		VALUE ($)
Diversified Financial Services - 0.7%
Element Fleet Management Corp. (Canada)
5.13%, 6/30/2019 (2)(a)(e)	CAD	2,783,000	$2,086,845
4.25%, 6/30/2024 (3)(c)	CAD	1,100,000	823,138

			2,909,983

Electrical Equipment - 1.0%
Enphase Energy, Inc.
4.00%, 8/1/2023 (2)(a)(e)		1,850,000	3,047,875
Plug Power, Inc.
5.50%, 3/15/2023 (2)		1,100,000	1,207,635

			4,255,510

Energy Equipment & Services - 0.5%
Helix Energy Solutions Group, Inc.
4.13%, 9/15/2023 (2)(a)		1,125,000	1,258,641
SEACOR Holdings, Inc.
2.50%, 12/15/2027 (2)(a)		1,150,000	1,077,832

			2,336,473

Entertainment - 0.3%
iQIYI, Inc. (China)
2.00%, 4/1/2025 (2)(a)(e)		1,375,000	1,430,000

Equity Real Estate Investment Trusts (REITs) - 0.8%
IIP Operating Partnership LP
3.75%, 2/21/2024 (2)(a)(e)		2,700,000	3,262,079
iStar, Inc.
3.13%, 9/15/2022 (2)(a)		275,000	252,312

			3,514,391

Health Care Equipment & Supplies - 0.0%
China Medical Technologies, Inc. (China)
4.00%, 8/15/2013 (3)(a)(c)(i)		250,000	—
6.25%, 12/15/2016 (3)(c)(e)(i)		2,625,000	—

			—

Health Care Providers & Services - 1.1%
Anthem, Inc.
2.75%, 10/15/2042 (2)(a)		1,279,000	5,075,342

Household Durables - 0.2%
GoPro, Inc.
3.50%, 4/15/2022 (2)(a)		1,000,000	980,770

Insurance - 0.5%
AXA SA (France)
7.25%, 5/15/2021 (2)(a)(e)		900,000	902,916
HCI Group, Inc.
4.25%, 3/1/2037 (2)(a)		1,175,000	1,167,524

			2,070,440

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Interactive Media & Services - 0.5%
Twitter, Inc.
0.25%, 6/15/2024 (2)(a)(e)	$1,150,000	$1,064,188
Zillow Group, Inc.
1.50%, 7/1/2023 (2)(a)	1,275,000	1,161,250

		2,225,438

Internet & Direct Marketing Retail - 1.0%
MercadoLibre, Inc. (Argentina)
2.00%, 8/15/2028 (2)(a)(e)	1,250,000	1,680,469
Quotient Technology, Inc.
1.75%, 12/1/2022 (2)(a)	800,000	749,354
Wayfair, Inc.
1.13%, 11/1/2024 (2)(a)(e)	1,525,000	2,214,649

		4,644,472

IT Services - 0.9%
MongoDB, Inc.
0.75%, 6/15/2024 (2)(a)(e)	950,000	2,098,155
Square, Inc.
0.38%, 3/1/2022 (2)(a)	250,000	815,953
0.50%, 5/15/2023 (2)(a)(e)	875,000	1,054,180

		3,968,288

Media - 0.6%
Liberty Media Corp.
2.13%, 3/31/2048 (2)(a)(e)	850,000	811,750
2.25%, 12/1/2048 (2)(a)(e)	1,525,000	1,699,984

		2,511,734

Metals & Mining - 1.5%
Allegheny Technologies, Inc.
4.75%, 7/1/2022 (2)(a)	2,700,000	5,142,511
Cleveland-Cliffs, Inc.
1.50%, 1/15/2025 (2)(a)	850,000	1,160,526
Endeavour Mining Corp. (Ivory Coast)
3.00%, 2/15/2023 (2)(a)(e)	350,000	331,835

		6,634,872

Mortgage Real Estate Investment Trusts (REITs) - 2.9%
Apollo Commercial Real Estate Finance, Inc.
4.75%, 8/23/2022 (2)(a)	2,250,000	2,194,257
5.38%, 10/15/2023 (2)(a)	1,550,000	1,511,757
Blackstone Mortgage Trust, Inc.
4.38%, 5/5/2022 (2)(a)	900,000	906,929
4.75%, 3/15/2023 (2)(a)	1,800,000	1,813,858
Granite Point Mortgage Trust, Inc.
6.38%, 10/1/2023 (2)(a)	1,900,000	1,913,029
Redwood Trust, Inc.
4.75%, 8/15/2023 (2)(a)	1,900,000	1,811,974
5.63%, 7/15/2024 (2)(a)	2,775,000	2,708,391

		12,860,195

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Oil, Gas & Consumable Fuels - 1.8%
Aegean Marine Petroleum Network, Inc. (Greece)
4.25%, 12/15/2021 (2)(i)	$2,375,000	$629,375
Chesapeake Energy Corp.
5.50%, 9/15/2026 (2)(a)(j)	700,000	648,616
DHT Holdings, Inc.
4.50%, 8/15/2021 (2)(a)(e)	1,725,000	1,705,613
Legacy Reserves LP
8.00%, 9/20/2023 (3)(a)(c)	3,775,000	1,132,500
Scorpio Tankers, Inc. (Monaco)
3.00%, 5/15/2022 (2)(a)	1,650,000	1,454,145
Ship Finance International Ltd. (Norway)
5.75%, 10/15/2021 (2)(a)	2,600,000	2,574,436

		8,144,685

Personal Products - 0.1%
Herbalife Nutrition Ltd.
2.63%, 3/15/2024 (2)(a)	300,000	316,240

Pharmaceuticals - 0.7%
Omeros Corp.
6.25%, 11/15/2023 (2)(a)(e)	2,250,000	2,434,844
Tilray, Inc. (Canada)
5.00%, 10/1/2023 (2)(a)(e)	725,000	601,741

		3,036,585

Semiconductors & Semiconductor Equipment - 4.1%
Cree, Inc.
0.88%, 9/1/2023 (2)(a)(e)	900,000	1,031,278
Integrated Device Technology, Inc.
0.88%, 11/15/2022 (2)	1,388,000	2,174,245
Microchip Technology, Inc.
2.25%, 2/15/2037 (2)(a)	1,851,000	2,039,617
Novellus Systems, Inc.
2.63%, 5/15/2041 (2)(a)	2,400,000	13,248,346
SunEdison, Inc.
0.25%, 1/15/2020 (3)(c)(i)	575,000	12,947

		18,506,433

Software - 2.4%
8x8, Inc.
0.50%, 2/1/2024 (2)(a)(e)	950,000	970,046
Atlassian, Inc.
0.63%, 5/1/2023 (2)(a)(e)	450,000	671,722
Benefitfocus, Inc.
1.25%, 12/15/2023 (2)(a)(e)	1,250,000	1,430,375
Citrix Systems, Inc.
0.50%, 4/15/2019 (2)(a)	350,000	496,184
Envestnet, Inc.
1.75%, 6/1/2023 (2)(a)(e)	350,000	401,595
FireEye, Inc.
0.88%, 6/1/2024 (2)(a)(e)	525,000	535,281
Five9, Inc.
0.13%, 5/1/2023 (2)(a)(e)	625,000	877,447
LivePerson, Inc.
0.75%, 3/1/2024 (2)(a)(e)	700,000	720,160

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Software - 2.4% (continued)
Pluralsight, Inc.
0.38%, 3/1/2024 (2)(a)(e)	$1,075,000	$1,147,281
Rapid7, Inc.
1.25%, 8/1/2023 (2)(a)(e)	400,000	545,028
Red Hat, Inc.
0.25%, 10/1/2019 (2)	303,000	751,933
Splunk, Inc.
0.50%, 9/15/2023 (2)(a)(e)	400,000	432,084
1.13%, 9/15/2025 (2)(a)(e)	1,450,000	1,588,173

		10,567,309

Specialty Retail - 0.4%
RH
0.00%, 6/15/2023 (2)(a)(e)	2,275,000	1,940,737

Technology Hardware, Storage & Peripherals - 0.8%
Electronics For Imaging, Inc.
2.25%, 11/15/2023 (2)(a)(e)	2,475,000	2,535,664
Pure Storage, Inc.
0.13%, 4/15/2023 (2)(a)(e)	800,000	856,435

		3,392,099

Trading Companies & Distributors - 0.0% (b)
AM Castle & Co.
7.00%, 8/31/2022 (3)(a)(c)	99,354	86,935

Wireless Telecommunication Services - 0.4%
Gogo, Inc.
6.00%, 5/15/2022 (2)(a)(e)	1,975,000	1,912,136

TOTAL CONVERTIBLE BONDS (Cost $139,364,752)		149,965,818

LOAN PARTICIPATIONS - 0.6%
Distributors - 0.2%
American Tire Distributors, Inc., U.S. Junior FILO Facility
(ICE LIBOR USD 3 Month + 6.00%), 8.66%, 10/5/2019 (2)(k)	107,388	105,240
American Tire Distributors, Inc., U.S. Senior Secured Term Loan
(ICE LIBOR USD 3 Month + 7.50%), 10.13%, 9/2/2024 (2)(k)	1,068,745	951,183

		1,056,423

Personal Products - 0.4%
Revlon Consumer Products Corp., Term Loan
(ICE LIBOR USD 3 Month + 3.50%), 6.13%, 9/7/2023 (2)(k)	2,493,606	1,799,561

TOTAL LOAN PARTICIPATIONS (Cost $2,795,722)		2,855,984

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	NO. OF RIGHTS	VALUE ($)

RIGHTS - 0.6%
Biotechnology - 0.1%
Ambit Biosciences Corp., CVR (3)*(c)(d)	146,272	$85,189
Tobira Therapeutics, Inc., CVR (3)*(c)(d)	11,880	111,380

		196,569

Capital Markets - 0.4%
Allegro Merger Corp., expiring 12/31/2023 *	180,000	48,600
Big Rock Partners Acquisition Corp., expiring 12/1/2022 (3)*(c)	200,000	52,000
Bison Capital Acquisition Corp., expiring 12/31/2049 (China) *	150,000	52,500
Black Ridge Acquisition Corp., expiring 11/16/2020 *	210,000	73,500
CM Seven Star Acquisition Corp., expiring 12/31/2019 (Hong Kong) *	250,000	82,500
Constellation Alpha Capital Corp., expiring 12/31/2049 *	700,000	87,920
GigCapital, Inc., expiring 2/15/2018 *	375,000	243,750
HL Acquisitions Corp., expiring 6/1/2026 (3)*(c)	54,000	15,660
Jensyn Acquisition Corp., expiring 3/7/2021 *	174,000	47,676
KBL Merger Corp. IV, expiring 3/6/2019 *	1,000,000	230,000
Modern Media Acquisition Corp., expiring 12/31/2022 *	1,700,000	561,000
Pensare Acquisition Corp., expiring 8/8/2022 *	1,000,000	290,000
TKK Symphony Acquisition Corp., expiring 10/31/2018 (Hong Kong) *	370,000	118,400

		1,903,506

Household Products - 0.1%
Cannabis Strategies Acquisition Corp., expiring 12/29/2018 (Canada) *	250,000	445,243

TOTAL RIGHTS (Cost $–)		2,545,318

	NO. OF WARRANTS

WARRANTS - 2.7%
Aerospace & Defense - 0.0% (b)
Tempus Applied Solutions Holdings, Inc., expiring 7/31/2020 *	614,551	10,447

Biotechnology - 0.1%
Organogenesis Holdings, Inc., expiring 12/10/2023 *	1,000,000	290,000

Capital Markets - 1.1%
Acasta Enterprises, Inc., expiring 1/3/2022 (Canada) (2)*	579,085	2,167
Alignvest Acquisition II Corp., expiring 7/4/2022 (Canada) *	175,000	19,643
Allegro Merger Corp., expiring 1/6/2025 *	180,000	46,800
AMCI Acquisition Corp., expiring 12/24/2023 (2)*	460,000	128,800
Big Rock Partners Acquisition Corp., expiring 12/1/2022 *	100,000	18,000
Bison Capital Acquisition Corp., expiring 7/18/2022 (China) *	75,000	15,000
Black Ridge Acquisition Corp., expiring 10/25/2022 *	210,000	63,000

INVESTMENTS	NO. OF WARRANTS	VALUE ($)
Capital Markets - 1.1% (continued)
Boxwood Merger Corp., expiring 1/7/2021 (2)*	500,000	$189,950
Capitol Investment Corp. IV, expiring 1/1/2025 *(a)	83,333	115,000
CF Finance Acquisition Corp., expiring 4/30/2024 *	300,000	129,000
ChaSerg Technology Acquisition Corp., expiring 9/30/2023 *	90,000	58,500
Churchill Capital Corp., expiring 10/29/2023 *	77,500	254,200
CM Seven Star Acquisition Corp., expiring 11/6/2022 (Hong Kong) (2)*	125,000	21,250
Constellation Alpha Capital Corp., expiring 3/23/2024 *	700,000	84,000
DFB Healthcare Acquisitions Corp., expiring 4/3/2023 (3)*(c)	66,666	67,333
Far Point Acquisition Corp., expiring 6/1/2025 *	33,333	44,666
FinTech Acquisition Corp. III, expiring 1/7/2024 *	230,000	209,300
Forum Merger II Corp., expiring 9/30/2025 *	180,000	79,200
GigCapital, Inc., expiring 3/6/2025 *	281,250	79,875
Gordon Pointe Acquisition Corp., expiring 1/25/2023 *	122,980	45,503
Gores Holdings III, Inc., expiring 10/28/2023 (2)*	66,666	97,332
Gores Metropoulos, Inc., expiring 3/25/2024 *	33,333	46,666
Graf Industrial Corp., expiring 12/31/2025 *	198,000	65,340
GS Acquisition Holdings Corp., expiring 7/30/2023 (2)*	100,000	156,000
HL Acquisitions Corp., expiring 7/18/2023 *	54,000	13,500
Hunter Maritime Acquisition Corp., expiring 10/11/2021 (2)*	470,000	218,550
Jensyn Acquisition Corp., expiring 4/26/2021 *	174,000	12,180
KBL Merger Corp. IV, expiring 1/15/2024 *	500,000	56,000
Legacy Acquisition Corp., expiring 11/30/2022 *	250,000	75,000
Leisure Acquisition Corp., expiring 12/28/2022 (2)*	125,000	75,000
Leo Holdings Corp., expiring 4/5/2023 (United Kingdom) *	125,000	97,500
LF Capital Acquisition Corp., expiring 6/27/2023 (2)*	240,000	84,000
Longevity Acquisition Corp., expiring 7/31/2025 (China) (2)*	125,000	15,000
Megalith Financial Acquisition Corp., expiring 9/21/2023 *	128,200	35,255
Modern Media Acquisition Corp., expiring 6/7/2022 *	425,000	131,750
Monocle Acquisition Corp., expiring 6/12/2024 (2)*	336,119	107,558
MTech Acquisition Corp., expiring 8/1/2024 *	62,500	40,000
Mudrick Capital Acquisition Corp., expiring 3/12/2025 *	250,000	127,500
Nebula Acquisition Corp., expiring 1/12/2023 (2)*	46,666	34,999
New Frontier Corp., expiring 7/25/2023 (Hong Kong) *	50,000	35,000
One Madison Corp., expiring 2/22/2023 (2)*	125,000	143,750
Opes Acquisition Corp., expiring 1/15/2023 (2)*	250,000	60,000
Pensare Acquisition Corp., expiring 8/8/2022 *	250,000	50,000
Pivotal Acquisition Corp., expiring 3/25/2024 *	360,000	154,800
PROMECAP Acquisition Co. SAB de CV, expiring 3/23/2023 (Mexico) (3)*(c)	400,000	10,304
Pure Acquisition Corp., expiring 4/17/2023 (2)*	172,500	191,475

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	NO. OF WARRANTS	VALUE ($)
Capital Markets - 1.1% (continued)
Regalwood Global Energy Ltd., expiring 12/5/2022 (2)*	83,333	$80,833
Saban Capital Acquisition Corp., expiring 9/21/2021 *	42,000	139
Schultze Special Purpose Acquisition Corp., expiring 1/9/2024 (2)*	288,000	100,800
Sentinel Energy Services, Inc., expiring 12/22/2022 *	44,440	30,219
Social Capital Hedosophia Holdings Corp., expiring 9/25/2022 *	83,334	66,667
Spartan Energy Acquisition Corp., expiring 10/1/2023 *	48,333	53,166
Tenzing Acquisition Corp., expiring 10/17/2023 *	250,000	40,000
Thunder Bridge Acquisition Ltd., expiring 7/17/2022 *	180,000	129,600
Tiberius Acquisition Corp., expiring 4/10/2023 *	117,500	51,700
TKK Symphony Acquisition Corp., expiring 8/20/2023 (Hong Kong) (2)*	370,000	64,528
TPG Pace Holdings Corp., expiring 8/18/2022 (2)*	66,666	112,666
Trinity Merger Corp., expiring 5/31/2023 *	250,000	90,000
Twelve Seas Investment Co., expiring 7/13/2023 (United Kingdom) *	240,000	62,400
Vantage Energy Acquisition Corp., expiring 4/12/2024 *	250,000	57,500
VectoIQ Acquisition Corp., expiring 6/11/2023 *	180,000	77,400

		4,823,264

Commercial Services & Supplies - 0.1%
Estre Ambiental, Inc., expiring 12/22/2022 *	661,870	77,505
NRC Group Holdings LLC, expiring 6/15/2024 *	187,500	168,750

		246,255

Construction & Engineering - 0.2%
Concrete Pumping Holdings, Inc., expiring 8/1/2024 *	475,000	570,000
Infrastructure and Energy Alternatives, Inc., expiring 3/26/2023 *	343,006	154,078
Limbach Holdings, Inc., expiring 7/20/2021 *	168,252	164,887

		888,965

Consumer Finance - 0.0% (b)
China Lending Corp., expiring 7/6/2021 (China) (2)*(a)	142,386	569

Energy Equipment & Services - 0.2%
Glori Energy, Inc., expiring 7/25/2019 (3)*(c)	287,100	574
National Energy Services Reunited Corp., expiring 6/5/2022 *	394,100	449,274
US Well Services, Inc., expiring 5/28/2021 *	557,700	563,277

		1,013,125

INVESTMENTS	NO. OF WARRANTS	VALUE ($)
Entertainment - 0.0% (b)
Kew Media Group, Inc., expiring 3/20/2022 (Canada) *	150,000	$67,348

Food Products - 0.0% (b)
Bioceres Crop Solutions Corp., expiring 7/1/2025 (Argentina) *	250,000	67,500

Health Care Providers & Services - 0.0% (b)
Agiliti, Inc., expiring 1/4/2024 *	87,400	43,700

Hotels, Restaurants & Leisure - 0.1%
Inspired Entertainment, Inc., expiring 12/23/2021 (3)*(c)	636,986	191,096
OneSpaWorld Holdings Ltd., expiring 3/19/2024 *	99,990	240,976
Simplicity Esports and Gaming Co., expiring 5/22/2024 *	225,000	22,500
Target Hospitality Corp., expiring 3/15/2024 *	53,333	82,666

		537,238

Household Durables - 0.0% (b)
Purple Innovation, Inc., expiring 2/2/2023 *	384,000	72,998

Household Products - 0.3%
Cannabis Strategies Acquisition Corp., expiring 12/21/2025 (Canada) *	160,500	1,050,904

Insurance - 0.0% (b)
Sirius International Insurance Group Ltd., expiring 12/31/2023 (2)*	286,625	157,644

Internet & Direct Marketing Retail - 0.0% (b)
LXRandCo, Inc., expiring 6/9/2022 (Canada) (3)*(c)	1,274,000	19,067
Reebonz Holding Ltd., expiring 12/19/2023 *	75,000	6,750

		25,817

IT Services - 0.2%
Exela Technologies, Inc., expiring 1/1/2023 *	930,354	288,410
International Money Express, Inc., expiring 7/26/2023 *	92,500	319,125
Verra Mobility Corp., expiring 10/17/2023 *	66,666	199,998

		807,533

Machinery - 0.1%
Blue Bird Corp., expiring 2/24/2020 (3)*(c)	53,842	156,680
Jason Industries, Inc., expiring 6/30/2019 (2)*	1,933,070	5,799

		162,479

Oil, Gas & Consumable Fuels - 0.2%
Alta Mesa Resources, Inc., expiring 2/9/2023 *	308,333	11,408
Altus Midstream Co., expiring 11/12/2023 *	125,000	68,750
Falcon Minerals Corp., expiring 8/23/2023 *	250,000	205,000
Magnolia Oil & Gas Corp., expiring 7/31/2023 *	83,333	282,499

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	NO. OF WARRANTS	VALUE ($)
Oil, Gas & Consumable Fuels - 0.2% (continued)
NextDecade Corp., expiring 7/24/2022 *	547,770	$273,885
Rosehill Resources, Inc., expiring 9/16/2022 *	244,800	100,368

		941,910

Road & Rail - 0.0% (b)
Daseke, Inc., expiring 2/27/2022 *	378,003	122,473

Software - 0.1%
GTY Govtech, Inc., expiring 2/14/2024 *	314,900	188,940
Phunware, Inc., expiring 12/27/2023 *	75,315	125,776
Rimini Street, Inc., expiring 9/30/2022 *	471,690	212,261

		526,977

Technology Hardware, Storage & Peripherals - 0.0% (b)
Borqs Technologies, Inc., expiring 8/21/2022 (China) (3)*(a)(c)	373,500	26,145

Wireless Telecommunication Services - 0.0% (b)
Trilogy International Partners, Inc., expiring 2/7/2022 (Canada) (3)*(c)	445,000	21,645

TOTAL WARRANTS (Cost $400,772)		11,904,936

	NO. OF UNITS
SECURITIES IN LITIGATION - 0.1%
Health Care Equipment & Services - 0.1%
DEMC, Ltd., Class A-1 (3)*(c)(d)	12,969	—
DEMC, Ltd., Class A-2 (3)*(c)(d)	368,190,309	235,642
DEMC, Ltd., Class B-1 (3)*(c)(d)	10,488	—
DEMC, Ltd., Class B-2 (3)*(c)(d)	513,897,326	514

		236,156

Software - 0.0% (b)
TimeGate Studios, Inc. (3)*(c)(d)(i)	3,591,250	201,735

TOTAL SECURITIES IN LITIGATION (Cost $4,086,015)		437,891

	SHARES
SHORT-TERM INVESTMENTS - 35.3%

INVESTMENT COMPANIES - 25.4%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund, 2.26% (l)(m)	13,244,960	13,244,960
Limited Purpose Cash Investment Fund, 2.43% (l)	95,783,581	95,774,003
UBS Select Treasury Preferred Fund, Class I, 2.35% (l)	4,330,126	4,330,126

TOTAL INVESTMENT COMPANIES (Cost $113,344,528)		113,349,089

INVESTMENTS		PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. TREASURY OBLIGATIONS - 9.9%
U.S. Treasury Bills
2.48%, 5/16/2019 (2)(a)(n)		$738,000	$735,820
2.49%, 5/23/2019 (2)(a)(n)		1,500,000	1,494,919
2.49%, 5/30/2019 (2)(a)(n)		1,500,000	1,494,217
2.50%, 6/6/2019 (2)(a)(n)		1,500,000	1,493,510
2.51%, 6/13/2019 (2)(a)(n)(o)		10,902,000	10,849,745
2.43%, 6/27/2019 (2)(n)(o)		6,000,000	5,965,959
2.45%, 7/5/2019 (2)(n)(o)		6,000,000	5,962,501
2.47%, 7/11/2019 (2)(n)(o)		6,000,000	5,960,122
2.49%, 7/18/2019 (2)(n)(o)		6,000,000	5,957,498
2.47%, 8/8/2019 (2)(n)		1,186,000	1,175,928
2.48%, 8/15/2019 (2)(a)(n)(o)		3,050,000	3,022,548

TOTAL U.S. TREASURY OBLIGATIONS (Cost $44,103,552)			44,112,767

TOTAL SHORT-TERM INVESTMENTS (Cost $157,448,080)			157,461,856

	EXPIRATION DATE	NO. OF CONTRACTS
PURCHASED OPTIONS - 0.0% (b)
Put Option - 0.0% (b)
Exchange Traded

Pharmaceuticals - 0.0% (b)
Bristol-Myers Squibb Co.
Exercise Price USD 50.00
Notional Amount USD 109,733	06/21/2019	23	9,775

TOTAL PURCHASED OPTIONS (Cost $10,762)			9,775

TOTAL LONG POSITIONS (Cost $570,952,016)			559,203,860

		SHARES
SHORT POSITIONS - (33.8)%

COMMON STOCKS - (32.0)%
Aerospace & Defense - (1.2)%
Harris Corp.		(34,639)	(5,532,195)

Air Freight & Logistics - (0.1)%
Atlas Air Worldwide Holdings, Inc. *		(9,210)	(465,658)

Automobiles - 0.0% (b)
Tesla, Inc. *		(235)	(65,767)

Banks - (1.8)%
Ameris Bancorp		(3,846)	(132,110)
BB&T Corp.		(121,380)	(5,647,811)
Chemical Financial Corp.		(17,195)	(707,746)
Fifth Third Bancorp		(51,077)	(1,288,162)
Independent Bank Corp./MA		(4,163)	(337,245)

			(8,113,074)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	SHARES	VALUE ($)
Biotechnology - (1.0)%
Clovis Oncology, Inc. *	(5,251)	$(130,330)
Inovio Pharmaceuticals, Inc. *	(273,736)	(1,021,035)
Karyopharm Therapeutics, Inc. *	(66,511)	(388,424)
Ligand Pharmaceuticals, Inc. *	(328)	(41,233)
OPKO Health, Inc. *	(768,939)	(2,006,931)
Verastem, Inc. *	(237,630)	(703,385)

		(4,291,338)

Capital Markets - (0.6)%
Hercules Capital, Inc.	(7,404)	(93,735)
New Mountain Finance Corp.	(34,256)	(464,854)
Penson Worldwide, Inc. (3)*(c)	(217,523)	—
TPG Specialty Lending, Inc.	(37,889)	(757,780)
Virtus Investment Partners, Inc.	(12,104)	(1,180,745)

		(2,497,114)

Communications Equipment - (0.1)%
Infinera Corp. *	(78,620)	(341,211)

Construction & Engineering - (0.2)%
Infrastructure and Energy Alternatives, Inc. *	(15,000)	(78,600)
KBR, Inc.	(38,852)	(741,685)
Limbach Holdings, Inc. *	(10,000)	(76,600)

		(896,885)

Consumer Finance - (0.1)%
EZCORP, Inc., Class A *	(34,811)	(324,439)

Diversified Financial Services - (0.3)%
AXA Equitable Holdings, Inc.	(31,950)	(643,473)
Voya Financial, Inc.	(11,684)	(583,733)

		(1,227,206)

Electrical Equipment - (0.8)%
Enphase Energy, Inc. *	(285,780)	(2,637,749)
Plug Power, Inc. *	(340,750)	(817,800)

		(3,455,549)

Electronic Equipment, Instruments & Components - (0.1)%
II-VI, Inc. *	(16,025)	(596,771)

Energy Equipment & Services - (0.5)%
Ensco plc, Class A	(127,040)	(499,267)
Helix Energy Solutions Group, Inc. *	(81,982)	(648,478)
National Energy Services Reunited Corp. *	(15,000)	(156,750)
SEACOR Holdings, Inc. *	(6,301)	(266,406)
US Well Services, Inc., Class A *	(89,175)	(711,617)

		(2,282,518)

Entertainment - (0.4)%
iQIYI, Inc., ADR (China) *	(28,589)	(683,849)
Kew Media Group, Inc., Class B (Canada) *	(5,000)	(26,565)
Live Nation Entertainment, Inc. *	(14,166)	(900,107)

		(1,610,521)

Equity Real Estate Investment Trusts (REITs) - (0.8)%
Cousins Properties, Inc.	(9,011)	(87,046)
Innovative Industrial Properties, Inc.	(36,867)	(3,011,665)
iStar, Inc.	(2,092)	(17,615)
QTS Realty Trust, Inc., Class A	(12,557)	(564,940)

		(3,681,266)

INVESTMENTS	SHARES	VALUE ($)
Gas Utilities - (0.1)%
South Jersey Industries, Inc.	(14,531)	$(466,009)

Health Care Equipment & Supplies - (0.2)%
China Medical Technologies, Inc., ADR (China) (3)*(c)	(40,234)	—
Danaher Corp.	(6,893)	(910,014)

		(910,014)

Health Care Providers & Services - (1.4)%
Anthem, Inc.	(17,741)	(5,091,312)
Centene Corp. *	(21,605)	(1,147,225)
Tivity Health, Inc. *	(6,205)	(108,960)

		(6,347,497)

Hotels, Restaurants & Leisure - 0.0% (b)
OneSpaWorld Holdings Ltd. (Bahamas) *	(9,841)	(134,428)

Insurance - (0.1)%
Fidelity National Financial, Inc.	(792)	(28,947)
HCI Group, Inc.	(7,071)	(302,144)

		(331,091)

Interactive Media & Services - (0.5)%
Twitter, Inc. *	(10,968)	(360,628)
Weibo Corp., ADR (China) *	(26,394)	(1,636,164)
Zillow Group, Inc., Class C *	(4,990)	(173,352)

		(2,170,144)

Internet & Direct Marketing Retail - (6.8)%
Alibaba Group Holding Ltd., ADR (China) *	(147,993)	(27,001,323)
MercadoLibre, Inc. (Argentina) *	(2,340)	(1,188,088)
Quotient Technology, Inc. *	(18,883)	(186,375)
Waitr Holdings, Inc. *	(40,500)	(497,745)
Wayfair, Inc., Class A *	(10,940)	(1,624,043)

		(30,497,574)

IT Services - (2.5)%
Exela Technologies, Inc. *	(50,000)	(167,000)
Fidelity National Information Services, Inc.	(31,615)	(3,575,656)
Fiserv, Inc. *	(26,024)	(2,297,399)
International Money Express, Inc. *	(26,375)	(307,533)
MongoDB, Inc. *	(12,895)	(1,895,823)
Square, Inc., Class A *	(18,491)	(1,385,346)
Verra Mobility Corp. *	(80,348)	(956,141)
Wix.com Ltd. (Israel) *	(3,053)	(368,894)

		(10,953,792)

Machinery - (0.6)%
Blue Bird Corp. *	(45,043)	(762,578)
Colfax Corp. *	(28,197)	(836,887)
Fortive Corp.	(8,123)	(681,439)
Rexnord Corp. *	(8,059)	(202,603)

		(2,483,507)

Media - (0.7)%
New York Times Co. (The), Class A	(82,523)	(2,710,880)
Sirius XM Holdings, Inc.	(43,455)	(246,390)

		(2,957,270)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	SHARES	VALUE ($)
Metals & Mining - (1.9)%
Allegheny Technologies, Inc. *	(167,232)	$(4,276,122)
Cleveland-Cliffs, Inc.	(86,181)	(860,948)
Endeavour Mining Corp. (Ivory Coast) *	(6,004)	(90,126)
Newmont Mining Corp.	(94,840)	(3,392,427)

		(8,619,623)

Mortgage Real Estate Investment Trusts (REITs) - (0.7)%
Apollo Commercial Real Estate Finance, Inc.	(44,249)	(805,332)
Blackstone Mortgage Trust, Inc., Class A	(26,802)	(926,277)
Granite Point Mortgage Trust, Inc.	(22,275)	(413,646)
Redwood Trust, Inc.	(67,965)	(1,097,635)

		(3,242,890)

Multi-Utilities - (0.4)%
CenterPoint Energy, Inc.	(45,979)	(1,411,555)
Sempra Energy	(4,295)	(540,569)

		(1,952,124)

Oil, Gas & Consumable Fuels - (1.0)%
Altus Midstream Co., Class A *	(60,000)	(354,000)
Chesapeake Energy Corp. *	(32,793)	(101,658)
Cimarex Energy Co.	(1,621)	(113,308)
DHT Holdings, Inc.	(121,290)	(540,953)
Falcon Minerals Corp.	(75,000)	(663,000)
Legacy Reserves, Inc. *	(126,136)	(61,945)
Magnolia Oil & Gas Corp. *	(113,334)	(1,360,008)
Rosehill Resources, Inc. *	(20,066)	(68,225)
Scorpio Tankers, Inc. (Monaco)	(19,970)	(396,205)
Ship Finance International Ltd. (Norway)	(48,262)	(595,553)

		(4,254,855)

Personal Products - 0.0% (b)
Herbalife Nutrition Ltd. *	(3,319)	(175,874)

Pharmaceuticals - (0.7)%
Bristol-Myers Squibb Co.	(29,279)	(1,396,901)
Medicines Co. (The) *	(532)	(14,869)
Omeros Corp. *	(69,785)	(1,212,166)
Takeda Pharmaceutical Co. Ltd. (Japan) (2)	(10,037)	(411,038)

		(3,034,974)

Real Estate Management & Development - 0.0% (b)
Jones Lang LaSalle, Inc.	(430)	(66,297)

Road & Rail - 0.0% (b)
Daseke, Inc. *	(32,130)	(163,542)

Semiconductors & Semiconductor Equipment - (3.8)%
Cree, Inc. *	(10,355)	(592,513)
Entegris, Inc.	(29,576)	(1,055,568)
KLA-Tencor Corp.	(469)	(56,003)
Lam Research Corp.	(73,780)	(13,207,358)
Microchip Technology, Inc.	(22,591)	(1,874,149)

		(16,785,591)

INVESTMENTS	SHARES	VALUE ($)
Software - (1.1)%
8x8, Inc. *	(25,161)	$(508,252)
Atlassian Corp. plc, Class A *	(4,471)	(502,496)
Benefitfocus, Inc. *	(17,044)	(844,019)
Citrix Systems, Inc.	(2,092)	(208,489)
Envestnet, Inc. *	(3,407)	(222,784)
FireEye, Inc. *	(13,144)	(220,688)
Five9, Inc. *	(12,555)	(663,280)
LivePerson, Inc. *	(4,062)	(117,879)
Rapid7, Inc. *	(7,695)	(389,444)
Rimini Street, Inc. *	(10,000)	(50,000)
Splunk, Inc. *	(7,796)	(971,381)

		(4,698,712)

Specialty Retail - (0.1)%
RH *	(5,757)	(592,683)

Technology Hardware, Storage & Peripherals - (0.4)%
Electronics For Imaging, Inc. *	(39,172)	(1,053,727)
NCR Corp. *	(19,262)	(525,660)
Pure Storage, Inc., Class A *	(19,371)	(422,094)

		(2,001,481)

Thrifts & Mortgage Finance - (0.1)%
WSFS Financial Corp.	(8,827)	(340,722)

Wireless Telecommunication Services - (0.9)%
Gogo, Inc. *	(197,500)	(886,775)
T-Mobile US, Inc. *	(45,516)	(3,145,156)

		(4,031,931)

TOTAL COMMON STOCKS (Proceeds $(124,028,671))		(142,594,137)

	PRINCIPAL AMOUNT ($)
CONVERTIBLE BONDS - (1.4)%

Biotechnology - (0.2)%
BioMarin Pharmaceutical, Inc.
0.60%, 8/1/2024 (2)	$(875,000)	(895,234)

Energy Equipment & Services - (0.3)%
Oil States International, Inc.
1.50%, 2/15/2023 (2)(e)	(1,850,000)	(1,605,121)

Internet & Direct Marketing Retail - (0.4)%
Booking Holdings, Inc.
0.90%, 9/15/2021 (2)	(900,000)	(993,420)
Liberty Expedia Holdings, Inc.
1.00%, 6/30/2047 (2)(e)	(950,000)	(925,409)

		(1,918,829)

IT Services - (0.1)%
Wix.com Ltd. (Israel)
0.00%, 7/1/2023 (2)(e)	(375,000)	(412,030)

Life Sciences Tools & Services - (0.2)%
Illumina, Inc.
0.00%, 8/15/2023 (2)(e)	(800,000)	(851,256)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Pharmaceuticals - (0.1)%
Jazz Investments I Ltd.
1.50%, 8/15/2024 (2)	$(275,000)	$(269,087)

Software - (0.1)%
Guidewire Software, Inc.
1.25%, 3/15/2025 (2)	(350,000)	(380,096)

TOTAL CONVERTIBLE BONDS (Proceeds $(6,800,863))		(6,331,653)

U.S. TREASURY OBLIGATIONS - (0.4)%
U.S. Treasury Notes
2.63%, 2/15/2029 (2) (Proceeds $(1,813,375))	(1,780,000)	(1,812,680)

TOTAL SHORT POSITIONS (Proceeds $(132,642,909))		(150,738,470)

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 91.5% (Cost $438,309,107)		408,465,390
OTHER ASSETS IN EXCESS OF LIABILITIES - 8.5% (p)		37,899,068

NET ASSETS - 100.0%		446,364,458

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$5,484,617	1.2%
Consumer Discretionary	(10,542,692)	(2.4)
Consumer Staples	4,541,958	1.0
Energy	11,097,901	2.5
Exchange Traded Funds	3,410	0.0(b)
Financials	160,178,277	35.9
Health Care	20,494,861	4.7
Industrials	10,753,299	2.4
Information Technology	33,413,024	7.5
Materials	10,419,817	2.3
Real Estate	3,257,961	0.7
Utilities	1,901,101	0.4
Short-Term Investments	157,461,856	35.3

Total Investments In Securities At Value	408,465,390	91.5
Other Assets in Excess of Liabilities (p)	37,899,068	8.5

Net Assets	$446,364,458	100.0%

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $187,915,928. In addition, $35,399,816 of cash collateral was pledged.
(b)	Represents less than 0.05% of net assets.
(c)

Security fair valued as of March 31, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at March 31, 2019 amounted to $7,379,017, which represents approximately 1.65% of net assets of the fund.

(d)	Restricted Security.
(e)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2019 amounted to $62,579,715, which represents approximately 14.02% of net assets of the fund.

(f)	Perpetual security. The rate reflected was the rate in effect on March 31, 2019. The maturity date reflects the next call date.
(g)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. See Note to Schedule of Investments for further information. The interest rate shown was the current rate as of March 31, 2019.

(h)	Payment in-kind security.
(i)	Defaulted security.
(j)

Step bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a rating change made by a rating agency. The interest rate shown was the current rate as of March 31, 2019.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2019.
(l)	Represents 7-day effective yield as of March 31, 2019.
(m)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(n)	The rate shown was the effective yield at the date of purchase.
(o)	All or a portion of the security pledged as collateral for swap contracts.
(p)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All bonds are denominated in US dollars, unless noted otherwise.

All securities are United States companies, unless noted otherwise in parentheses.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security.
(3)	Level 3 security.

Abbreviations

ADR - American Depositary Receipt

CAD - Canadian Dollar

CVR - Contingent Value Rights

FHLMC - Federal Home Loan Mortgage Corp.

FNMA - Federal National Mortgage Association

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

OYJ - Public Traded Company

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

Credit default swap contracts outstanding — buy protection as of March 31, 2019:

Exchange Cleared

REFERENCE ENTITY	FINANCING RATE PAID	FREQUENCY OF PAYMENTS MADE/RECEIVED	MATURITY DATE	CREDIT SPREAD	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS)	UNREALIZED APPRECIATION (DEPRECIATION)	VALUE
Markit CDX North America High Yield Index Series 32.V1	5.00%	Quarterly	6/20/2024	3.49%	USD	17,225,000	$(1,029,949)	$(137,174)	$(1,167,123)
Markit CDX North America Investment Grade Index Series 32.V1	1.00	Quarterly	6/20/2024	0.63	USD	150,000	(2,438)	(311)	(2,749)

							$(1,032,387)	$(137,485)	$(1,169,872)

Futures contracts outstanding as of March 31, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts
S&P 500 E-Mini Index	(251)	6/2019	USD	$(35,614,390)	$(772,788)
U.S. Treasury 10 Year Note	(115)	6/2019	USD	(14,285,156)	(218,208)
U.S. Treasury 2 Year Note	(273)	6/2019	USD	(58,174,594)	(211,126)
U.S. Treasury 5 Year Note	(133)	6/2019	USD	(15,405,141)	(142,691)

					$(1,344,813)

Forward foreign currency contracts outstanding as of March 31, 2019:

Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
CAD	76,793	USD	57,363	CITI	6/19/2019	$216
CAD	76,798	USD	57,367	JPMC	6/19/2019	215
USD	2,076,086	CAD	2,736,540	CITI	6/19/2019	24,275
USD	2,075,408	CAD	2,735,798	JPMC	6/19/2019	24,151
USD	1,085,764	EUR	950,904	CITI	6/19/2019	11,930
USD	874,523	EUR	764,854	JPMC	6/19/2019	10,791
USD	28,044	GBP	21,235	CITI	6/19/2019	277
USD	28,028	GBP	21,223	JPMC	6/19/2019	277
USD	88,564	SEK	813,176	CITI	6/19/2019	578
USD	88,563	SEK	813,174	JPMC	6/19/2019	578

Total unrealized appreciation						73,288

CAD	168,949	USD	128,176	CITI	6/19/2019	(1,501)
CAD	168,950	USD	128,176	JPMC	6/19/2019	(1,501)
GBP	14,000	USD	18,586	CITI	6/19/2019	(280)
SEK	4,065,875	USD	440,178	CITI	6/19/2019	(254)
USD	941,482	CAD	1,260,218	CITI	6/19/2019	(3,411)
USD	928,985	CAD	1,243,548	JPMC	6/19/2019	(3,407)
USD	2,302	GBP	1,771	CITI	6/19/2019	(14)
USD	2,302	GBP	1,771	JPMC	6/19/2019	(14)
USD	131,533	SEK	1,219,764	CITI	6/19/2019	(443)
USD	131,533	SEK	1,219,761	JPMC	6/19/2019	(443)

Total unrealized depreciation						(11,268)

Net unrealized appreciation						$62,020

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

CAD - Canadian Dollar

EUR - Euro

GBP - British Pound

SEK - Swedish Krona

USD - United States Dollar

Total Return Basket Swaps Outstanding at March 31, 2019

Over the Counter

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
BANA	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR plus or minus a specified spread (-0.35% to 1.25%), which is denominated in GBP based on the local currencies of the positions within the swap.	24-25 months maturity ranging from 09/25/2020 - 02/25/2021	$1,351,876	$(9,895)	$14,054	$4,159

BANA	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR plus or minus a specified spread (1.25%), which is denominated in USD based on the local currencies of the positions within the swap.	24 months maturity 09/25/2020	$333,191	$(28,433)	$(77,338)	$(105,771)

DTBK	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Overnight Bank Funding Rate (“OBFR”) plus or minus a specified spread (0.00% to 0.04%), which is denominated in USD based on the local currencies of the positions within the swap.	86 months maturity 09/30/2021	$1,335,753	$(23,364)	$1,691	$(21,673)

GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the BBR or Australian Overnight Indexed Swap Rate (“AOISR”) plus or minus a specified spread (-0.04% to 0.04%), which is denominated in AUD based on the local currencies of the positions within the swap.	1-61 months maturity ranging from 04/01/2019 - 02/05/2024	$3,867,445	$(44,570)	$(2,533)	$(47,103)

GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR plus or minus a specified spread (0.03%), which is denominated in USD based on the local currencies of the positions within the swap.	13 months maturity ranging from 01/13/2020 - 05/01/2020	$4,165,456	$16,919	$(2,421)	$14,498

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the HIBOR plus or minus a specified spread (-0.35%), which is denominated in HKD based on the local currencies of the positions within the swap.	13 months maturity 12/02/2019	$1,014,387	$(77,706)	$456	$(77,250)

MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Federal Funds Effective Rate plus or minus a specified spread (0.33%), which is denominated in USD based on the local currencies of the positions within the swap.	24 months maturity 02/26/2020	$1,034,163	$(437,774)	$1,036	$(436,738)

BANA	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the EURIBOR plus or minus a specified spread (-0.35% to 0.40%), which is denominated in EUR based on the local currencies of the positions within the swap.	24-25 months maturity ranging from 09/25/2020 - 04/26/2021	$7,908,405	$(134,349)	$7,163	$(127,186)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	PRINCIPAL	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Convertible Bond

Germany
Bayer Capital Corp. BV, 5.63%, 11/22/2019	$5,000,000	$4,228,536	$(934,286)	734.6%

	SHARES

Short Positions

Common Stock

Germany
Bayer AG (Registered)	(57,148)	(3,679,869)	799,937	(629.0)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
BANA	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR plus or minus a specified spread (-4.15% to 0.85%), which is denominated in USD based on the local currencies of the positions within the swap.	12-65 months maturity ranging from 08/26/2019 - 07/11/2024	$95,294,342	$(1,129,202)	$(36,052)	$(1,165,254)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	PRINCIPAL	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Convertible Bond

United States
AMAG Pharmaceuticals, Inc., 3.25%, 6/1/2022	$1,600,000	$1,409,000	$(334,501)	28.7%
Gannett Co., Inc., 4.75%, 4/15/2024	3,275,000	3,621,957	105,036	(9.0)
Hope Bancorp, Inc., 2.00%, 5/15/2038	3,600,000	3,203,033	(236,374)	20.3
Innoviva, Inc., 2.13%, 1/15/2023	1,475,000	1,502,788	80,585	(6.9)
Innoviva, Inc., 2.50%, 8/15/2025	1,000,000	1,072,644	19,153	(1.6)
Intel Corp., 3.25%, 8/1/2039	14,450,000	38,013,866	1,430,079	(122.7)
Invacare Corp., 4.50%, 6/1/2022	2,550,000	2,222,564	(1,049,844)	90.1
Paratek Pharmaceuticals, Inc., 4.75%, 5/1/2024	1,950,000	1,520,835	(391,050)	33.6

	SHARES

Short Positions

Common Stock

Brazil
Gol Linhas Aereas Inteligentes SA, ADR	(41,358)	(539,722)	80,648	(6.9)

United States
AMAG Pharmaceuticals, Inc.	(21,635)	(278,659)	50,267	(4.3)
Gannett Co., Inc.	(140,425)	(1,480,080)	(46,208)	4.0
Hope Bancorp, Inc.	(31,643)	(413,890)	30,791	(2.6)
Innoviva, Inc.	(76,942)	(1,079,496)	113,953	(9.8)
Intel Corp.	(710,689)	(38,163,999)	(1,093,362)	93.8
Invacare Corp.	(58,914)	(493,110)	28,076	(2.4)
Paratek Pharmaceuticals, Inc.	(51,996)	(278,699)	83,549	(7.2)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the EURIBOR or Euro Overnight Index Average (“EONIA”) plus or minus a specified spread (-0.03% to 0.03%), which is denominated in EUR based on the local currencies of the positions within the swap.	61 months maturity ranging from 04/13/2023 - 10/23/2023	$4,775,293	$96,899	$(2,983)	$93,916

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Germany
Talanx AG	33,693	$1,300,368	$93,441	99.5%

Netherlands
Gemalto NV	40,448	2,313,041	57,486	61.2

Short Positions

Common Stock

Germany
Hannover Rueck SE	(8,086)	(1,161,884)	(54,028)	(57.5)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR plus or minus a specified spread (0.03%), which is denominated in GBP based on the local currencies of the positions within the swap.	61 months maturity ranging from 09/21/2023 - 03/27/2024	$6,723,368	$90,673	$(3,542)	$87,131

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

United Kingdom
BTG plc	164,471	$1,787,722	$16,189	18.6%
Dairy Crest Group plc	66,684	540,092	(6,562)	(7.5)
Inmarsat plc	60,901	440,671	3,626	4.2
Jardine Lloyd Thompson Group plc	137,731	3,433,068	60,945	69.9
RPC Group plc	50,689	521,815	16,475	18.9

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR and Federal Funds Floating Rate plus or minus a specified spread (-0.03% to 0.03%), which is denominated in USD based on the local currencies of the positions within the swap.	56-61 months maturity ranging from 04/12/2023 - 03/21/2024	$18,105,269	$249,556	$495,275	$744,831

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Netherlands
NXP Semiconductors NV	16,048	$1,418,483	$43,651	5.9%

United States
A Schulman, Inc. CVR (a)	5,231	2,691	(1,565)	(0.2)
ARRIS International plc	73,910	2,336,295	57,650	7.7
Avista Corp.	36,729	1,491,932	(392,266)	(52.7)
Bemis Co., Inc.	7,113	394,629	47,942	6.4
Connecticut Water Service, Inc.	5,030	345,310	(5,030)	(0.7)
CorePoint Lodging, Inc.	6,546	73,119	73,118	9.8
Fox Corp.	14,398	528,551	15,423	2.1
Genworth Financial, Inc.	174,790	669,446	169,546	22.8
InfraREIT, Inc.	30,735	644,513	(62,700)	(8.4)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
United States (continued)
Navigators Group, Inc. (The)	4,825	$337,123	$2,075	0.3%
Pacific Biosciences of California, Inc.	141,196	1,020,847	(66,362)	(8.9)
Red Hat, Inc.	9,635	1,760,314	41,816	5.6
Rent-A-Center, Inc.	14,719	307,186	92,288	12.4
Stewart Information Services Corp.	48,965	2,090,316	(45,226)	(6.1)
Tribune Media Co.	23,696	1,093,333	229,417	30.8
USG Corp.	59,925	2,594,752	10,786	1.4
Walt Disney Co. (The)	2	222	22	0.0

Short Positions

Common Stock

United States
Fidelity National Financial, Inc.	(27,256)	(996,207)	38,971	5.2

(a)	Security fair valued as of March 31, 2019 in accordance with procedures approved by the Board of Trustees.

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR and Federal Funds Floating Rate plus or minus a specified spread (-0.03% to 0.11%), which is denominated in USD based on the local currencies of the positions within the swap.	58-61 months maturity ranging from 10/06/2023 - 04/03/2024	$35,463,672	$1,376,752	$(117,712)	$1,259,040

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

China
Longevity Acquisition Corp.	125,000	$1,256,250	$41,875	3.3%

Hong Kong
New Frontier Corp.	100,000	985,000	18,000	1.4
TKK Symphony Acquisition Corp.	150,000	1,486,500	24,000	1.9

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE

Mexico
Opes Acquisition Corp.	150,000	$1,522,500	$33,750	2.7%

United Kingdom
Twelve Seas Investment Co.	150,000	1,500,000	34,500	2.7

United States
Allegro Merger Corp.	150,000	1,497,000	39,750	3.2
ChaSerg Technology Acquisition Corp.	150,000	1,480,500	33,000	2.6
Far Point Acquisition Corp.	150,000	1,492,500	45,000	3.6
Forum Merger II Corp.	150,000	1,486,485	38,985	3.1
Gores Holdings III, Inc.	150,000	1,479,000	36,000	2.9
Graf Industrial Corp.	150,000	1,474,500	33,000	2.6
HL Acquisitions Corp.	54,000	536,220	(1,080)	(0.1)
LF Capital Acquisition Corp.	140,000	1,408,400	43,400	3.4
Megalith Financial Acquisition Corp.	150,000	1,497,000	43,500	3.5
OneSpaWorld Holdings Ltd.	99,990	240,976	163,774	13.0
Pure Acquisition Corp.	150,000	1,503,000	31,500	2.5
Spartan Energy Acquisition Corp.	150,000	1,474,350	34,350	2.7
Tenzing Acquisition Corp.	150,000	1,510,500	—	—
Thunder Bridge Acquisition Ltd.	50,000	510,000	19,500	1.5
Tiberius Acquisition Corp.	150,000	1,512,000	64,500	5.1
Trinity Merger Corp.	100,000	1,022,000	28,000	2.2
VectoIQ Acquisition Corp.	150,000	1,498,500	42,000	3.3
Waitr Holdings, Inc.	40,500	497,745	205,245	16.3

	NO.OF WARRANTS

Warrant

United Kingdom
Leo Holdings Corp., expiring 4/5/2023	125,000	97,500	(48,750)	(3.9)

United States
Blue Bird Corp., expiring 2/24/2020 (a)	53,842	156,680	(42,535)	(3.4)
Capitol Investment Corp. IV, expiring 1/1/2025	83,334	115,001	13,333	1.1
Churchill Capital Corp., expiring 10/29/2023	77,500	254,200	180,575	14.3
Estre Ambiental, Inc., expiring 12/22/2022	661,870	77,505	11,318	0.9
Exela Technologies, Inc., expiring 1/1/2023	930,354	288,410	139,553	11.1
Falcon Minerals Corp., expiring 8/23/2023	250,000	205,000	35,000	2.8
Forum Merger II Corp., expiring 9/30/2025	180,000	79,200	(9,900)	(0.8)
Infrastructure and Energy Alternatives, Inc., expiring 3/26/2023	343,006	154,078	(141,799)	(11.3)
Inspired Entertainment, Inc., expiring 12/23/2021 (a)	636,986	191,096	—	—
International Money Express, Inc., expiring 7/26/2023	117,500	405,375	81,075	6.4
Limbach Holdings, Inc., expiring 7/20/2021	168,252	164,887	84,025	6.7

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

REFERENCE ENTITY	NO.OF WARRANTS	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE

United States (continued)
Magnolia Oil & Gas Corp., expiring 7/31/2023	83,334	$282,502	$20,834	1.7%
Modern Media Acquisition Corp., expiring 6/7/2022	425,000	131,750	(24,650)	(2.0)
Mudrick Capital Acquisition Corp., expiring 3/12/2025	250,000	127,500	4,000	0.3
National Energy Services Reunited Corp., expiring 6/5/2022	409,500	466,830	(65,520)	(5.2)
NextDecade Corp., expiring 7/24/2022	547,771	273,886	120,510	9.6
NRC Group Holdings Corp., expiring 6/15/2024	187,500	168,750	33,281	2.6
One Madison Corp., expiring 2/22/2023	125,000	143,750	26,250	2.1
Regalwood Global Energy Ltd., expiring 12/5/2022	83,334	80,834	(15,000)	(1.2)
Rimini Street, Inc., expiring 9/30/2022	471,690	212,260	(94,338)	(7.5)
Rosehill Resources, Inc., expiring 9/16/2022	244,800	100,368	11,138	0.9
Sirius International Insurance Group Ltd., expiring 12/31/2023	286,625	157,644	(128,981)	(10.2)
Thunder Bridge Acquisition Ltd., expiring 7/17/2022	180,000	129,600	64,800	5.1
Trinity Merger Corp., expiring 5/31/2023	250,000	90,000	5,000	0.4
US Well Services, Inc., expiring 11/9/2023	757,700	765,277	279,970	22.2
Verra Mobility Corp., expiring 10/17/2023	66,667	200,001	86,667	6.9

(a)	Security fair valued as of March 31, 2019 in accordance with procedures approved by the Board of Trustees.

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR and Federal Funds Floating Rate plus or minus a specified spread (-1.00% to 0.30%), which is denominated in USD based on the local currencies of the positions within the swap.	1-61 months maturity ranging from 04/09/2019 - 07/03/2023	$29,469,604	$(1,760,709)	$(61,504)	$(1,822,213)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Private Placement

Australia
Penson Technologies LLC, Class B Shares (a)	9,326,216	$100,350	$100,341	(5.5)%

Common Stock

China
Alibaba Group Holding Ltd., ADR	47,129	8,598,686	(4,755)	0.3
SINA Corp.	26,694	1,581,353	(1,672,913)	91.8

United States
Altaba, Inc.	212,645	15,761,247	361,363	(19.8)
Black Knight, Inc.	4,848	264,216	29,088	(1.6)
Brighthouse Financial, Inc.	8,033	291,518	(141,140)	7.7
Cars.com, Inc.	7,788	177,566	(54,360)	3.0
CONSOL Energy, Inc.	13,221	452,423	73,112	(4.0)
Delphi Technologies plc	17,950	345,717	(530,781)	29.1
FHLMC	78,659	211,593	87,311	(4.8)
FNMA	27,686	77,521	32,393	(1.8)
Genworth Financial, Inc.	51,097	195,702	1,533	(0.1)
Hamilton Beach Brands Holding Co.	21,791	467,635	(61,015)	3.3

Short Positions

Common Stock

United States
GoPro, Inc.	(65,480)	(425,620)	(16,370)	0.9
Intrexon Corp.	(98,566)	(518,457)	35,484	(1.9)

(a)	Security fair valued as of March 31, 2019 in accordance with procedures approved by the Board of Trustees.

See notes to Schedule of Investments.

Schedule of Investments	March 31, 2019 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

INVESTMENTS	SHARES	VALUE ($)
LONG POSITIONS - 130.8%

COMMON STOCKS - 38.4%
Belgium - 1.5%
Ageas (a)	132,860	$6,408,710
bpost SA	45,049	486,034
Proximus SADP	11,743	339,382
Solvay SA (a)	19,728	2,135,865
UCB SA (a)	68,469	5,881,647

		15,251,638

Canada - 4.9%
Air Canada (1)*(a)	288,214	6,946,812
Alimentation Couche-Tard, Inc., Class B (1)	10,261	604,442
Atco Ltd., Class I (1)	14,042	472,848
Bank of Montreal (1)	15,665	1,172,106
Bank of Nova Scotia (The) (1)	4,104	218,475
Canadian Imperial Bank of Commerce (1)(a)	46,048	3,638,768
Canadian National Railway Co. (1)	17,458	1,562,839
Canadian Pacific Railway Ltd. (1)	5,938	1,223,459
Canadian Tire Corp. Ltd., Class A (1)(a)	28,774	3,100,362
CGI, Inc. (1)*	21,674	1,490,022
CI Financial Corp. (1)	16,701	227,954
Constellation Software, Inc. (1)	780	661,017
Dollarama, Inc. (1)	52,935	1,412,155
Empire Co. Ltd., Class A (1)	76,463	1,655,311
Finning International, Inc. (1)	73,648	1,309,445
George Weston Ltd. (1)	4,437	319,042
Gildan Activewear, Inc. (1)	14,573	523,989
Husky Energy, Inc. (1)	67,982	674,046
Hydro One Ltd. (1)(b)	12,103	188,018
iA Financial Corp., Inc. (1)	7,148	263,594
Linamar Corp. (1)	35,159	1,260,762
Loblaw Cos. Ltd. (1)	9,712	479,077
Magna International, Inc. (1)(a)	139,206	6,778,264
Manulife Financial Corp. (1)	11,850	200,404
Methanex Corp. (1)(a)	68,914	3,914,073
National Bank of Canada (1)(a)	47,241	2,132,005
Quebecor, Inc., Class B (1)	10,995	269,537
Teck Resources Ltd., Class B (1)	41,285	955,238
Thomson Reuters Corp. (1)	5,441	321,937
Toronto-Dominion Bank (The) (1)	2,743	148,855
West Fraser Timber Co. Ltd. (1)(a)	76,552	3,723,485
WestJet Airlines Ltd. (1)	27,829	404,623

		48,252,964

China - 0.1%
Yangzijiang Shipbuilding Holdings Ltd.	1,099,200	1,220,617

Denmark - 2.9%
Carlsberg A/S, Class B (a)	27,951	3,495,223
GN Store Nord A/S (a)	115,555	5,366,660
H Lundbeck A/S (a)	99,818	4,328,614
Novo Nordisk A/S, Class B (a)	55,657	2,908,934
Orsted A/S (a)(b)	73,221	5,553,834
Pandora A/S (a)	101,806	4,770,287
Rockwool International A/S, Class B	7,683	1,801,762

		28,225,314

INVESTMENTS	SHARES	VALUE ($)
Finland - 2.4%
Cargotec OYJ, Class B	5,211	$192,256
Fortum OYJ (a)	143,603	2,941,254
Kesko OYJ, Class B	26,848	1,634,498
Neste OYJ (a)	103,279	11,009,613
Nokia OYJ (a)	388,563	2,213,496
Sampo OYJ, Class A	21,565	977,387
Stora Enso OYJ, Class R	26,616	325,867
UPM-Kymmene OYJ (a)	144,390	4,217,184

		23,511,555

Germany - 1.0%
Aurubis AG (a)	43,601	2,338,870
Deutsche Lufthansa AG (Registered) (a)	339,346	7,459,173

		9,798,043

Italy - 5.9%
A2A SpA (a)	2,269,650	4,146,874
Autogrill SpA	108,810	1,047,703
BPER Banca (a)	587,360	2,403,554
Enel SpA (a)	3,023,322	19,372,869
Eni SpA (a)	962,381	17,003,859
FinecoBank Banca Fineco SpA	22,330	294,205
Hera SpA	492,952	1,783,981
Italgas SpA (a)	378,046	2,335,978
Moncler SpA	33,909	1,368,555
Poste Italiane SpA (b)	197,241	1,921,334
Saipem SpA *	182,800	968,025
Snam SpA	277,340	1,426,674
Terna Rete Elettrica Nazionale SpA	100,639	638,737
UniCredit SpA	168,074	2,158,994
Unipol Gruppo SpA	410,777	2,049,098
UnipolSai Assicurazioni SpA	182,426	492,644

		59,413,084

Luxembourg - 0.4%
Aperam SA	38,852	1,107,280
Aperam SA (Euronext Amsterdam)	3,010	85,903
ArcelorMittal (a)	112,532	2,283,762

		3,476,945

Malta - 0.2%
Kindred Group plc, SDR	226,075	2,267,905

Netherlands - 4.1%
Aegon NV	408,871	1,963,996
ASM International NV	35,649	1,937,182
ASR Nederland NV (a)	93,736	3,905,637
Koninklijke Ahold Delhaize NV (a)	681,751	18,150,779
Koninklijke DSM NV	2,104	229,514
NN Group NV (a)	133,323	5,547,097
Signify NV (a)(b)	161,046	4,311,734
Wolters Kluwer NV (a)	60,665	4,133,060

		40,178,999

Norway - 1.7%
Equinor ASA (a)	403,114	8,836,290
Leroy Seafood Group ASA	255,325	1,854,952
Mowi ASA	71,004	1,586,297
Norsk Hydro ASA	412,886	1,679,126

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

INVESTMENTS	SHARES	VALUE ($)
Norway - 1.7% (continued)
Salmar ASA (a)	64,446	$3,095,485

		17,052,150

Singapore - 0.2%
ComfortDelGro Corp. Ltd.	258,800	491,887
Genting Singapore Ltd.	1,841,800	1,416,754

		1,908,641

Spain - 5.1%
Acciona SA	2,042	227,554
Acerinox SA	69,450	688,739
ACS Actividades de Construccion y Servicios SA (a)	54,324	2,388,185
Amadeus IT Group SA (a)	60,755	4,869,448
Banco Bilbao Vizcaya Argentaria SA	32,716	186,934
CaixaBank SA	265,758	831,073
Enagas SA	14,067	409,524
Endesa SA (a)	386,077	9,852,849
Iberdrola SA (a)	1,156,393	10,152,863
Mapfre SA (a)	1,050,328	2,895,149
Mediaset Espana Comunicacion SA	67,829	506,865
Naturgy Energy Group SA (a)	98,688	2,762,224
Red Electrica Corp. SA (a)	169,409	3,611,237
Repsol SA (a)	614,351	10,510,487
Telefonica SA	22,655	189,778

		50,082,909

Sweden - 2.7%
Axfood AB	15,937	296,662
Boliden AB	195,690	5,576,977
Electrolux AB, Series B (a)	138,829	3,574,979
Essity AB, Class B	64,947	1,874,262
Fingerprint Cards AB, Class B *	518,351	739,521
Holmen AB, Class B	38,643	837,810
Securitas AB, Class B	61,510	994,996
Skanska AB, Class B	36,420	662,360
SSAB AB, Class A	46,496	167,476
Swedish Match AB (a)	77,272	3,942,637
Swedish Orphan Biovitrum AB *	203,571	4,777,915
Telia Co. AB	329,997	1,487,509
Volvo AB, Class B	102,017	1,582,910

		26,516,014

Switzerland - 4.4%
Adecco Group AG (Registered) (a)	103,468	5,525,666
Barry Callebaut AG (Registered)	459	829,657
GAM Holding AG *	168,130	525,160
Georg Fischer AG (Registered)	1,505	1,372,125
Helvetia Holding AG (Registered)	1,766	1,078,734
Nestle SA (Registered) (a)	74,300	7,084,536
Roche Holding AG (a)	24,385	6,719,406
Sonova Holding AG (Registered) (a)	15,388	3,049,437
Swiss Life Holding AG (Registered) *(a)	12,889	5,678,896
Temenos AG (Registered) (a)	51,722	7,630,825
Zurich Insurance Group AG (a)	11,903	3,940,330

		43,434,772

United Kingdom - 0.7%
Fiat Chrysler Automobiles NV (a)	439,281	6,560,966

INVESTMENTS	SHARES	VALUE ($)
United States - 0.2%
Bausch Health Cos., Inc. (1)*	15,540	$383,398
BRP, Inc. (1)	68,095	1,889,447

		2,272,845

TOTAL COMMON STOCKS (Cost $335,259,187)		379,425,361

SHORT-TERM INVESTMENTS - 92.4%

INVESTMENT COMPANIES - 47.3%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund, 2.26% (1)(c)(d)	5,058,606	5,058,606
Limited Purpose Cash Investment Fund, 2.43% (1)(c)(e)	451,079,496	451,034,387
UBS Select Treasury Preferred Fund, Class I, 2.35% (1)(c)	10,587,435	10,587,435

TOTAL INVESTMENT COMPANIES (Cost $466,627,503)		466,680,428

	PRINCIPAL AMOUNT ($)
U.S. TREASURY OBLIGATIONS - 45.1%
U.S. Treasury Bills
2.36%, 4/4/2019 (f)	$6,601,000	6,599,701
2.41%, 4/11/2019 (f)(g)	42,393,000	42,365,040
2.44%, 4/18/2019 (f)(g)	35,037,000	34,997,870
2.46%, 5/2/2019 (f)(g)	27,283,000	27,227,819
2.50%, 5/16/2019 (f)(g)	2,770,000	2,761,819
2.47%, 7/11/2019 (f)(g)	29,000,000	28,807,256
2.49%, 7/18/2019 (f)(g)	29,268,000	29,060,673
2.48%, 7/25/2019 (f)(g)	27,387,000	27,180,182
2.48%, 8/1/2019 (f)(g)	9,613,000	9,535,824
2.47%, 8/8/2019 (f)(g)	15,017,000	14,889,468
2.48%, 8/15/2019 (f)(g)	2,366,000	2,344,705
2.49%, 8/22/2019 (f)(g)	5,227,000	5,177,662
2.49%, 8/29/2019 (f)(g)	2,937,000	2,908,150
2.46%, 9/5/2019 (f)	71,464,000	70,727,698
2.46%, 9/12/2019 (f)	71,464,000	70,693,241
2.47%, 9/19/2019 (f)(g)	71,464,000	70,659,494

TOTAL U.S. TREASURY OBLIGATIONS (Cost $445,834,742)		445,936,602

TOTAL SHORT-TERM INVESTMENTS (Cost $912,462,245)		912,617,030

TOTAL LONG POSITIONS (Cost $1,247,721,432)		1,292,042,391

	SHARES
SHORT POSITIONS - (27.3)%

COMMON STOCKS - (27.3)%
Austria - (0.4)%
ams AG *	(132,481)	(3,581,302)

Belgium - (1.6)%
Anheuser-Busch InBev SA/NV	(115,681)	(9,710,744)
Telenet Group Holding NV	(33,710)	(1,621,110)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

INVESTMENTS	SHARES	VALUE ($)
Belgium - (1.6)% (continued)
Umicore SA	(98,863)	$(4,400,144)

		(15,731,998)

Canada - (4.4)%
Agnico Eagle Mines Ltd. (1)	(55,838)	(2,427,648)
AltaGas Ltd. (1)	(125,911)	(1,657,331)
Barrick Gold Corp. (1)	(32,580)	(446,639)
BlackBerry Ltd. (1)*	(39,066)	(393,773)
Bombardier, Inc., Class B (1)*	(288,977)	(555,746)
Brookfield Asset Management, Inc., Class A (1)	(20,680)	(963,473)
Cameco Corp. (1)	(195,401)	(2,302,964)
CCL Industries, Inc., Class B (1)	(7,902)	(319,900)
Cenovus Energy, Inc. (1)	(360,771)	(3,131,622)
Element Fleet Management Corp. (1)	(262,949)	(1,662,677)
Enbridge, Inc. (1)	(198,088)	(7,174,362)
Encana Corp. (1)	(240,259)	(1,740,343)
Franco-Nevada Corp. (1)	(21,789)	(1,633,584)
Inter Pipeline Ltd. (1)	(11,352)	(187,820)
Keyera Corp. (1)	(12,651)	(298,300)
Onex Corp. (1)	(4,427)	(249,715)
Pembina Pipeline Corp. (1)	(29,744)	(1,092,628)
PrairieSky Royalty Ltd. (1)	(100,848)	(1,358,375)
Restaurant Brands International, Inc. (1)	(12,647)	(822,786)
Saputo, Inc. (1)	(13,824)	(471,196)
Shopify, Inc., Class A (1)*	(5,180)	(1,069,297)
SNC-Lavalin Group, Inc. (1)	(13,836)	(351,090)
Stars Group, Inc. (The) (1)*	(29,471)	(515,166)
TransCanada Corp. (1)	(166,954)	(7,498,470)
Vermilion Energy, Inc. (1)	(14,872)	(367,140)
Wheaton Precious Metals Corp. (1)	(216,868)	(5,162,249)
Whitecap Resources, Inc. (1)	(157,680)	(543,948)

		(44,398,242)

Chile - 0.0% (h)
Lundin Mining Corp. (1)	(41,804)	(193,950)

Denmark - (2.1)%
AP Moller - Maersk A/S, Class B	(5,681)	(7,202,646)
Chr Hansen Holding A/S	(23,455)	(2,380,777)
Dfds A/S	(8,952)	(370,611)
FLSmidth & Co. A/S	(4,067)	(175,867)
Genmab A/S *	(49,090)	(8,517,982)
ISS A/S	(16,406)	(499,673)
Novozymes A/S, Class B	(8,721)	(401,086)
Tryg A/S	(18,407)	(505,309)
Vestas Wind Systems A/S	(8,991)	(757,817)

		(20,811,768)

Finland - (0.8)%
Elisa OYJ	(15,771)	(711,987)
Huhtamaki OYJ	(72,783)	(2,712,109)
Metso OYJ	(25,716)	(886,613)
Orion OYJ, Class B	(4,523)	(169,957)
Outokumpu OYJ	(757,620)	(2,757,837)
Wartsila OYJ Abp	(10,747)	(173,808)

		(7,412,311)

Germany - (0.5)%
OSRAM Licht AG	(138,216)	(4,761,430)

INVESTMENTS	SHARES	VALUE ($)
Italy - (3.8)%
Banco BPM SpA	(1,213,365)	$(2,514,229)
Brembo SpA	(205,613)	(2,333,652)
Buzzi Unicem SpA	(167,624)	(3,434,254)
Davide Campari-Milano SpA	(44,878)	(440,910)
Ferrari NV	(94,784)	(12,734,058)
Intesa Sanpaolo SpA	(934,664)	(2,281,064)
Leonardo SpA	(250,659)	(2,919,368)
Pirelli & C SpA *(b)	(568,821)	(3,667,536)
Prysmian SpA	(120,685)	(2,287,287)
Recordati SpA	(5,063)	(197,283)
Telecom Italia SpA *	(3,051,407)	(1,900,557)
Unione di Banche Italiane SpA	(1,156,566)	(3,064,867)

		(37,775,065)

Luxembourg - (0.9)%
Tenaris SA	(643,826)	(9,069,602)

Netherlands - (1.7)%
ALTICE EUROPE NV *	(971,380)	(2,552,378)
ASML Holding NV	(24,532)	(4,610,783)
Boskalis Westminster	(77,820)	(2,014,560)
Koninklijke Vopak NV	(52,073)	(2,494,146)
OCI NV *	(47,639)	(1,312,353)
SBM Offshore NV	(197,260)	(3,757,659)

		(16,741,879)

Norway - (0.8)%
Gjensidige Forsikring ASA	(76,633)	(1,324,636)
Schibsted ASA, Class A	(52,019)	(2,044,688)
Yara International ASA	(107,641)	(4,410,586)

		(7,779,910)

Singapore - (0.3)%
CapitaLand Ltd.	(137,200)	(370,186)
City Developments Ltd.	(40,900)	(273,721)
Singapore Press Holdings Ltd.	(115,600)	(205,985)
Singapore Telecommunications Ltd.	(555,400)	(1,240,050)
Venture Corp. Ltd.	(16,200)	(215,237)
Wilmar International Ltd.	(299,500)	(732,317)

		(3,037,496)

Spain - (3.5)%
Aena SME SA (b)	(1,857)	(334,614)
Banco Santander SA	(621,341)	(2,885,216)
Bankia SA	(1,824,096)	(4,729,550)
Bankinter SA	(49,322)	(375,919)
Cellnex Telecom SA (b)	(155,422)	(4,562,854)
Ferrovial SA	(262,495)	(6,151,164)
Grifols SA	(213,324)	(5,981,613)
Industria de Diseno Textil SA	(325,906)	(9,582,103)

		(34,603,033)

Sweden - (2.1)%
Assa Abloy AB, Class B	(49,596)	(1,070,397)
BillerudKorsnas AB	(31,373)	(416,639)
Epiroc AB, Class A *	(19,524)	(197,186)
Getinge AB, Class B	(196,980)	(2,297,086)
Hennes & Mauritz AB, Class B	(12,392)	(206,739)
Hexagon AB, Class B	(3,782)	(197,657)
Hexpol AB	(81,602)	(688,363)
Husqvarna AB, Class B	(189,730)	(1,551,694)
Modern Times Group MTG AB, Class B	(9,601)	(123,084)

See notes to Schedule of Investments.	(Continued)

Schedules of Investments	March 31, 2019 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

INVESTMENTS	SHARES	VALUE ($)
Sweden - (2.1)% (continued)
Nibe Industrier AB, Class B	(16,288)	$(208,785)
Nordic Entertainment Group AB, Class B *	(9,601)	(225,121)
Svenska Cellulosa AB SCA, Class B	(31,621)	(274,559)
Svenska Handelsbanken AB, Class A	(776,274)	(8,195,900)
Tele2 AB, Class B	(64,819)	(864,898)
Telefonaktiebolaget LM Ericsson, Class B	(447,573)	(4,122,993)

		(20,641,101)

Switzerland - (3.4)%
ABB Ltd. (Registered)	(9,852)	(185,163)
Bucher Industries AG (Registered)	(885)	(296,224)
Chocoladefabriken Lindt & Spruengli AG	(598)	(4,066,036)
Cie Financiere Richemont SA (Registered)	(32,966)	(2,404,979)
Credit Suisse Group AG (Registered) *	(413,202)	(4,816,456)
dormakaba Holding AG *	(427)	(305,965)
EMS-Chemie Holding AG (Registered)	(349)	(189,452)
Geberit AG (Registered)	(1,300)	(531,687)
Givaudan SA (Registered)	(77)	(197,084)
Idorsia Ltd. *	(33,615)	(592,552)
Julius Baer Group Ltd.	(45,012)	(1,820,834)
LafargeHolcim Ltd. (Registered) *	(21,497)	(1,062,869)
Lonza Group AG (Registered) *	(21,362)	(6,631,979)
OC Oerlikon Corp. AG (Registered)	(46,227)	(592,090)
Partners Group Holding AG	(272)	(197,870)
Sika AG (Registered)	(1,797)	(251,314)
Straumann Holding AG (Registered)	(1,304)	(1,066,020)
Sunrise Communications Group AG (b)	(7,145)	(526,218)
Swisscom AG (Registered)	(3,740)	(1,829,872)
Vifor Pharma AG	(41,439)	(5,607,972)

		(33,172,636)

United Kingdom - (0.4)%
Subsea 7 SA	(303,769)	(3,762,627)

Zambia - (0.6)%
First Quantum Minerals Ltd. (1)	(523,195)	(5,931,383)

TOTAL COMMON STOCKS (Proceeds $(302,143,868))		(269,405,733)

TOTAL SHORT POSITIONS (Proceeds $(302,143,868))		(269,405,733)

INVESTMENTS		VALUE ($)
TOTAL INVESTMENTS IN SECURITIES AT VALUE - 103.5% (Cost $945,577,564)		1,022,636,658

LIABILITIES IN EXCESS OF OTHER ASSETS - (3.5)% (i)		(34,909,721)

NET ASSETS - 100.0%		$987,726,937

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$(15,615,732)	(1.6)%
Consumer Discretionary	2,153,415	0.2
Consumer Staples	31,481,655	3.2
Energy	6,058,515	0.6
Financials	15,673,380	1.6
Health Care	2,353,566	0.2
Industrials	11,562,088	1.2
Information Technology	5,350,469	0.6
Materials	(10,737,608)	(1.1)
Real Estate	(643,907)	(0.1)
Utilities	62,383,787	6.3
Short-Term Investments	912,617,030	92.4

Total Investments In Securities At Value	1,022,636,658	103.5
Liabilities in Excess of Other Assets (i)	(34,909,721)	(3.5)

Net Assets	$987,726,937	100.0%

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $295,132,842.
(b)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2019 amounted to $2,883,698, which represents approximately 0.29% of net assets of the fund.

(c)	Represents 7-day effective yield as of March 31, 2019.
(d)	All or a portion of the security pledged as collateral for forward foreign currency exchange contracts.
(e)	For the period ended March 31, 2019, transactions in and earnings from issuers considered to be an affiliated person were as follows:

AFFILIATE	SHARES HELD AT 12/31/18	SHARES PURCHASED	SHARES SOLD	SHARES HELD AT 03/31/19	VALUE AT 03/31/19	DIVIDEND INCOME	NET REALIZED GAIN (LOSS)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Other Affiliates:

SHORT-TERM INVESTMENTS - 45.7%

INVESTMENT COMPANIES - 45.7%
Limited Purpose Cash Investment Fund, 2.43% (a) (Cost $450,981,463)	740,706,994	156,230,615	(445,858,113)	451,079,496	$451,034,387	$4,182,966	$(606)	$(74,071)

(a)	Represents 7-day effective yield as of March 31, 2019.

(f)	The rate shown was the effective yield at the date of purchase.
(g)	All or a portion of the security pledged as collateral for swap contracts.
(h)	Represents less than 0.05% of net assets.
(i)	Includes appreciation/(depreciation) on forward foreign currency exchange and swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security.

Abbreviations

OYJ - Public Traded Company

SCA - Limited partnership with share capital

SDR - Swedish Depositary Receipt

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

Forward foreign currency contracts outstanding as of March 31, 2019:

Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
CAD	3,151,300	USD	2,359,325	CITI	6/19/2019	$3,469
CAD	3,151,296	USD	2,359,325	JPMC	6/19/2019	3,466
CHF	1,099,500	USD	1,109,569	CITI	6/19/2019	2,925
CHF	1,099,500	USD	1,109,570	JPMC	6/19/2019	2,923
NOK	59,000	USD	6,850	CITI	6/19/2019	11
NOK	59,000	USD	6,850	JPMC	6/19/2019	11
USD	2,105,032	CAD	2,785,500	CITI	6/19/2019	16,510
USD	2,105,030	CAD	2,785,500	JPMC	6/19/2019	16,507
USD	222,449	CHF	219,500	CITI	6/19/2019	355
USD	222,448	CHF	219,500	JPMC	6/19/2019	354
USD	4,695,758	DKK	30,581,500	CITI	6/19/2019	67,683
USD	4,695,752	DKK	30,581,500	JPMC	6/19/2019	67,677
USD	43,224,922	EUR	37,801,989	CITI	6/19/2019	536,005
USD	43,224,894	EUR	37,802,011	JPMC	6/19/2019	535,953
USD	25,572	HKD	200,000	CITI	6/19/2019	33
USD	25,572	HKD	200,000	JPMC	6/19/2019	33
USD	1,751,107	NOK	14,962,924	CITI	6/19/2019	10,971
USD	1,751,105	NOK	14,962,921	JPMC	6/19/2019	10,967
USD	1,192,911	SEK	10,972,900	CITI	6/19/2019	5,652
USD	1,192,909	SEK	10,972,901	JPMC	6/19/2019	5,651
USD	67,719	SGD	91,500	CITI	6/19/2019	104
USD	67,719	SGD	91,500	JPMC	6/19/2019	103

Total unrealized appreciation						1,287,363

CAD	242,560	USD	184,020	CITI	6/19/2019	(2,152)
CAD	242,550	USD	184,012	JPMC	6/19/2019	(2,152)
CHF	6,500	USD	6,581	CITI	6/19/2019	(4)
CHF	6,500	USD	6,581	JPMC	6/19/2019	(4)
DKK	59,500	USD	9,155	CITI	6/19/2019	(150)
DKK	59,500	USD	9,155	JPMC	6/19/2019	(150)
EUR	1,485,000	USD	1,698,577	CITI	6/19/2019	(21,601)
EUR	1,485,000	USD	1,698,579	JPMC	6/19/2019	(21,603)
NOK	2,884,000	USD	338,260	CITI	6/19/2019	(2,861)
NOK	2,884,000	USD	338,261	JPMC	6/19/2019	(2,862)
SEK	1,226,000	USD	133,754	CITI	6/19/2019	(1,102)
SEK	1,226,000	USD	133,754	JPMC	6/19/2019	(1,102)
SGD	1,762,000	USD	1,307,159	CITI	6/19/2019	(5,093)
SGD	1,762,000	USD	1,307,160	JPMC	6/19/2019	(5,094)
USD	3,397,665	CHF	3,368,000	CITI	6/19/2019	(10,138)
USD	3,397,661	CHF	3,368,000	JPMC	6/19/2019	(10,141)
USD	700,857	NOK	6,069,577	CITI	6/19/2019	(5,015)
USD	700,856	NOK	6,069,578	JPMC	6/19/2019	(5,014)
USD	1,002,141	SEK	9,293,100	CITI	6/19/2019	(3,364)
USD	1,002,139	SEK	9,293,099	JPMC	6/19/2019	(3,366)

Total unrealized depreciation						(102,968)

Net unrealized appreciation						$1,184,395

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

HKD - Hong Kong Dollar

NOK - Norwegian Krone

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

Total Return Basket Swaps Outstanding at March 31, 2019

Over the Counter

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Reserve Bank of Australia Cash Rate (“RBACR”) plus or minus a specified spread (-0.50% to 0.45%), which is denominated in AUD based on the local currencies of the positions within the swap.	20-73 months maturity 10/14/2020	$41,071,228	$(14,002)	$225,840	$211,838

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Australia
Adelaide Brighton Ltd.	74,812	$239,240	$(58,856)	(27.8)%
AGL Energy Ltd.	69,154	1,069,607	(10,536)	(5.0)
Aurizon Holdings Ltd.	694,138	2,244,136	(259,521)	(122.5)
Bendigo & Adelaide Bank Ltd.	45,382	312,332	(3,395)	(1.6)
BlueScope Steel Ltd.	270,956	2,689,374	338,197	159.6
Caltex Australia Ltd.	43,826	815,348	(171,078)	(80.8)
CIMIC Group Ltd.	71,372	2,451,576	528,306	249.4
Flight Centre Travel Group Ltd.	6,242	186,469	(3,401)	(1.6)
Harvey Norman Holdings Ltd.	98,501	281,266	1,134	0.5
Iluka Resources Ltd.	174,978	1,120,710	(16,607)	(7.8)
Incitec Pivot Ltd.	80,973	179,555	(9,692)	(4.6)
Newcrest Mining Ltd.	78,564	1,422,796	203,351	96.0
Origin Energy Ltd.	102,851	526,495	(24,749)	(11.7)
Qantas Airways Ltd.	383,955	1,545,011	(4,971)	(2.3)
Santos Ltd.	363,052	1,757,814	108,959	51.4
South32 Ltd.	499,280	1,325,983	(31,974)	(15.1)
Woodside Petroleum Ltd.	80,230	1,969,650	(58,966)	(27.8)
WorleyParsons Ltd.	24,133	242,214	(10,373)	(4.9)

Short Positions

Common Stock

Australia
Amcor Ltd.	(54,202)	(593,045)	(24,910)	(11.8)
AMP Ltd.	(296,712)	(443,132)	27,554	13.0
APA Group	(69,759)	(495,192)	(122,299)	(57.7)
AusNet Services	(228,662)	(288,352)	(10,061)	(4.7)
Challenger Ltd.	(385,469)	(2,271,844)	641,834	303.0
CSL Ltd.	(37,413)	(5,191,143)	(126,934)	(59.9)
Domino’s Pizza Enterprises Ltd.	(8,721)	(268,919)	8,153	3.8
Medibank Pvt Ltd.	(217,634)	(427,187)	14,147	6.7
Ramsay Health Care Ltd.	(40,272)	(1,841,584)	(100,674)	(47.5)
SEEK Ltd.	(263,992)	(3,293,338)	(151,607)	(71.6)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Australia (continued)
Sonic Healthcare Ltd.	(22,339)	$(389,871)	$(15,703)	(7.4	) %
Sydney Airport	(107,633)	(568,177)	(38,211)	(18.0)
Tabcorp Holdings Ltd.	(72,251)	(237,096)	(3,285)	(1.6)
Transurban Group	(96,268)	(902,908)	(68,392)	(32.3)
Treasury Wine Estates Ltd.	(22,229)	(235,965)	17,294	8.2
Vocus Group Ltd.	(502,972)	(1,319,402)	(487,276)	(230.0)

Ireland
James Hardie Industries plc	(149,161)	(1,924,497)	(89,460)	(42.2)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the EONIA plus or minus a specified spread (-5.00% to 0.35%), which is denominated in EUR based on the local currencies of the positions within the swap.	7-61 months maturity 10/14/2019	$237,743,425	$(4,588,180)	$372,455	$(4,215,725)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

France
Atos SE	58,320	$5,630,108	$(1,815,500)	43.1%
AXA SA	241,666	6,078,116	720,602	(17.1)
Capgemini SE	15,409	1,869,757	125,692	(3.0)
Electricite de France SA	206,341	2,824,679	(336,862)	8.0
Engie SA	807,647	12,044,317	(42,016)	1.0
Eutelsat Communications SA	104,905	1,837,094	(332,450)	7.9
Peugeot SA	271,780	6,631,878	769,526	(18.3)
Sanofi	22,922	2,026,859	119,042	(2.8)
Teleperformance	14,988	2,694,346	278,985	(6.6)
Thales SA	12,455	1,492,235	182,643	(4.3)
TOTAL SA	126,002	7,011,926	42,955	(1.0)

Germany
adidas AG	10,341	2,515,152	214,360	(5.1)
Allianz SE (Registered)	38,643	8,611,500	586,817	(13.9)
Covestro AG	217,749	12,013,482	(8,319,930)	197.4
E.ON SE	877,464	9,764,627	720,982	(17.1)
HeidelbergCement AG	19,343	1,394,278	39,369	(0.9)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	6,377	1,511,313	102,341	(2.4)
Rheinmetall AG	38,958	4,067,011	(672,867)	16.0
Salzgitter AG	60,673	1,757,253	(1,344,016)	31.9
SAP SE	39,487	4,564,876	404,058	(9.6)
Software AG	56,395	1,908,899	(907,813)	21.5
Wirecard AG	24,172	3,036,553	(1,309,690)	31.1

Luxembourg
SES SA	272,453	4,239,218	(1,338,683)	31.8

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Short Positions

Common Stock

France
Altran Technologies SA	(267,439)	$(2,937,246)	$(652,060)	15.5%
Bollore SA	(396,979)	(1,795,086)	(176,237)	4.2
Edenred	(42,070)	(1,915,890)	(833,865)	19.8
EssilorLuxottica SA	(22,125)	(2,416,932)	239,777	(5.7)
Getlink SE	(170,492)	(2,585,384)	(732,278)	17.4
Iliad SA	(58,551)	(5,883,209)	3,278,571	(77.8)
Ingenico Group SA	(75,793)	(5,414,030)	1,040,831	(24.7)
Orpea	(28,407)	(3,410,895)	(340,143)	8.1
Remy Cointreau SA	(14,677)	(1,957,690)	(153,436)	3.6
SEB SA	(11,321)	(1,906,037)	(177,020)	4.2
Ubisoft Entertainment SA	(18,743)	(1,671,365)	(244,534)	5.8
Valeo SA	(375,088)	(10,889,825)	2,152,963	(51.1)
Vivendi SA	(277,139)	(8,031,508)	(1,372,893)	32.6

Germany
1&1 Drillisch AG	(67,401)	(2,401,949)	602,097	(14.3)
Continental AG	(28,630)	(4,319,090)	64,456	(1.5)
Daimler AG (Registered)	(104,093)	(6,108,519)	(25,224)	0.6
Delivery Hero SE	(59,993)	(2,168,174)	106,521	(2.5)
Deutsche Bank AG (Registered)	(1,162,607)	(9,477,590)	2,810,547	(66.7)
GEA Group AG	(131,352)	(3,442,579)	1,905,104	(45.2)
Infineon Technologies AG	(149,721)	(2,972,324)	(108,460)	2.6
RWE AG	(102,159)	(2,743,196)	(183,511)	4.4
Sartorius AG (Preference)	(8,070)	(1,386,890)	(171,065)	4.1
thyssenkrupp AG	(325,819)	(4,481,931)	328,329	(7.8)
United Internet AG (Registered)	(89,393)	(3,268,742)	183,161	(4.3)
Zalando SE	(147,775)	(5,773,453)	592,206	(14.0)

Luxembourg
Eurofins Scientific SE	(10,400)	(4,308,319)	889,869	(21.1)

United States
QIAGEN NV	(133,857)	(5,433,542)	(1,440,724)	34.2

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Sterling Overnight Index Average (“SONIA”) plus or minus a specified spread (-1.25% to 0.35%), which is denominated in GBP based on the local currencies of the positions within the swap.	8-61 months maturity 10/14/2019	$188,848,843	$(7,451,944)	$(545,066)	$(7,997,010)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Australia
BHP Group plc	146,003	$3,522,610	$205,936	(2.6)%
Rio Tinto plc	44,090	2,562,647	60,789	(0.8)

Netherlands
Royal Dutch Shell plc	120,203	3,777,490	(14,787)	0.2

Russia
Evraz plc	538,427	4,356,165	1,016,429	(12.7)

South Africa
Anglo American plc	39,201	1,048,485	56,674	(0.7)
Investec plc	318,778	1,836,980	(488,786)	6.1

United Kingdom
BP plc	416,272	3,022,750	87,122	(1.1)
BT Group plc	2,670,880	7,759,762	(495,431)	6.2
Burberry Group plc	368,883	9,401,607	(589,134)	7.4
Centrica plc	5,366,194	7,993,470	(2,026,932)	25.3
Close Brothers Group plc	75,375	1,429,158	(59,386)	0.7
Drax Group plc	474,677	2,340,541	(35,113)	0.4
Inchcape plc	273,423	2,034,469	(652,250)	8.2
Indivior plc	942,501	1,179,854	(436,830)	5.5
J Sainsbury plc	691,033	2,120,545	(173,077)	2.2
Man Group plc	1,237,637	2,192,400	(662,599)	8.3
Meggitt plc	285,069	1,868,778	(135,355)	1.7
Mondi plc	69,598	1,541,117	(166,449)	2.1
Moneysupermarket.com Group plc	601,219	2,914,855	562,028	(7.0)
National Grid plc	603,288	6,696,696	264,525	(3.3)
Reckitt Benckiser Group plc	12,449	1,036,039	49,448	(0.6)
Royal Mail plc	578,393	1,797,239	(1,025,566)	12.8
Tate & Lyle plc	268,689	2,541,357	(169,479)	2.1
Vodafone Group plc	2,272,801	4,141,611	17,347	(0.2)
WH Smith plc	43,281	1,197,367	59,399	(0.7)
William Hill plc	1,103,640	2,309,304	(1,644,412)	20.6

Short Positions

Common Stock

United Arab Emirates
NMC Health plc	(174,188)	(5,191,976)	1,662,257	(20.8)

United Kingdom
Admiral Group plc	(65,280)	(1,846,514)	(123,821)	1.5
ASOS plc	(139,840)	(5,839,601)	1,679,599	(21.0)
Babcock International Group plc	(177,246)	(1,140,416)	530,185	(6.6)
Bunzl plc	(41,138)	(1,357,804)	(56,917)	0.7
Compass Group plc	(48,588)	(1,143,199)	(38,968)	0.5
GVC Holdings plc	(359,630)	(2,621,921)	478,229	(6.0)
Hargreaves Lansdown plc	(205,451)	(4,991,185)	(946,569)	11.8
HSBC Holdings plc	(873,155)	(7,095,133)	315,304	(3.9)
Informa plc	(174,694)	(1,694,014)	(90,726)	1.1
John Wood Group plc	(765,919)	(5,062,751)	955,613	(11.9)
Just Eat plc	(208,032)	(2,035,677)	(218,834)	2.7
Melrose Industries plc	(2,725,455)	(6,509,868)	(597,308)	7.5
Merlin Entertainments plc	(664,336)	(2,973,886)	140,392	(1.8)
Micro Focus International plc	(429,237)	(11,159,914)	(4,122,827)	51.6

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
United Kingdom (continued)
Ocado Group plc	(144,639)	$(2,582,451)	$(892,924)	11.2%
Prudential plc	(130,638)	(2,618,702)	1,098	(0.0)
Royal Bank of Scotland Group plc	(447,743)	(1,441,765)	(12,293)	0.2
Sage Group plc (The)	(166,143)	(1,518,525)	(167,448)	2.1
Spirax-Sarco Engineering plc	(10,594)	(992,852)	(121,764)	1.5
SSE plc	(140,281)	(2,170,404)	17,204	(0.2)
St James’s Place plc	(216,017)	(2,894,880)	50,519	(0.6)
Weir Group plc (The)	(168,573)	(3,426,249)	491,190	(6.1)
Whitbread plc	(53,528)	(3,542,279)	(181,158)	2.3

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Hong Kong Overnight Index Average (“HONIX”) plus or minus a specified spread (-1.00% to 0.45%), which is denominated in HKD based on the local currencies of the positions within the swap.	20-73 months maturity 10/15/2020	$31,406,734	$(156,236)	$10,697	$(145,539)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Hong Kong
Chow Tai Fook Jewellery Group Ltd.	952,200	$963,896	$(29,576)	20.3%
CK Asset Holdings Ltd.	117,000	1,041,978	95,906	(65.9)
CK Hutchison Holdings Ltd.	18,500	194,534	3,915	(2.7)
CLP Holdings Ltd.	38,000	440,747	(10,799)	7.4
Henderson Land Development Co. Ltd.	35,500	225,934	84,961	(58.4)
HKT Trust & HKT Ltd.	126,000	202,605	11,805	(8.1)
Kerry Properties Ltd.	511,500	2,286,825	523,750	(359.9)
Li & Fung Ltd.	5,434,000	978,915	(687,847)	472.6
Melco International Development Ltd.	897,000	2,104,348	(385,450)	264.8
New World Development Co. Ltd.	231,000	383,394	12,409	(8.5)
Power Assets Holdings Ltd.	32,500	225,483	744	(0.5)
Sino Land Co. Ltd.	376,000	728,038	82,415	(56.6)
Sun Hung Kai Properties Ltd.	19,000	326,624	4,011	(2.8)
Swire Properties Ltd.	233,200	1,003,666	133,165	(91.5)
WH Group Ltd.	185,500	198,416	(1,761)	1.2
Wharf Holdings Ltd. (The)	60,000	181,384	(6,769)	4.7
Wheelock & Co. Ltd.	195,000	1,431,122	(62,043)	42.6
Yue Yuen Industrial Holdings Ltd.	461,000	1,587,111	317,585	(218.2)

Macau
SJM Holdings Ltd.	465,000	531,571	(807)	0.6
Wynn Macau Ltd.	360,000	850,193	33,857	(23.3)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Short Positions

Common Stock

China
Minth Group Ltd.	(436,000)	$(1,374,773)	$528,181	(362.9)%

Hong Kong
AIA Group Ltd.	(479,600)	(4,795,890)	(769,774)	528.9
ASM Pacific Technology Ltd.	(221,400)	(2,473,913)	479,999	(329.8)
Hang Seng Bank Ltd.	(7,200)	(177,789)	(8,749)	6.0
HK Electric Investments & HK Electric Investments Ltd.	(450,500)	(460,365)	(14,933)	10.3
MTR Corp. Ltd.	(675,453)	(4,185,021)	(434,633)	298.6
Value Partners Group Ltd.	(174,000)	(135,582)	40,831	(28.1)
Wharf Real Estate Investment Co. Ltd.	(73,000)	(544,048)	(34,738)	23.9

Macau
MGM China Holdings Ltd.	(418,000)	(876,565)	(45,830)	31.5
Sands China Ltd.	(56,800)	(285,872)	(19,164)	13.2

United States
Samsonite International SA	(65,400)	(210,132)	3,103	(2.1)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Bank of Japan Estimate Unsecured Overnight Call Rate plus or minus a specified spread (-1.63% to 0.45%), which is denominated in JPY based on the local currencies of the positions within the swap.	19-73 months maturity 10/15/2020	$505,388,694	$(17,337,474)	$1,153,455	$(16,184,019)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Japan
Alfresa Holdings Corp.	118,800	$3,385,416	$749,387	(4.6)%
Astellas Pharma, Inc.	326,700	4,908,924	6,803	(0.0)
Bandai Namco Holdings, Inc.	94,800	4,450,951	1,174,323	(7.3)
Haseko Corp.	486,700	6,134,270	320,549	(2.0)
Hitachi Ltd.	163,900	5,325,214	(529,972)	3.3
Idemitsu Kosan Co. Ltd.	106,700	3,568,914	(1,243,245)	7.7
Inpex Corp.	569,500	5,417,608	(1,242,770)	7.7
Itochu Techno-Solutions Corp.	159,000	3,720,034	1,067,720	(6.6)
Japan Airlines Co. Ltd.	356,300	12,555,853	(558,866)	3.5
JFE Holdings, Inc.	269,700	4,590,514	(888,636)	5.5
JXTG Holdings, Inc.	1,332,900	6,084,610	(1,774,756)	11.0

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Japan (continued)
Kajima Corp.	461,400	$6,825,366	$(1,588,804)	9.8%
Kose Corp.	20,100	3,704,654	405,900	(2.5)
Marubeni Corp.	518,000	3,591,503	47,571	(0.3)
Matsumotokiyoshi Holdings Co. Ltd.	116,600	3,895,942	(56,814)	0.4
Medipal Holdings Corp.	155,900	3,709,459	895,641	(5.5)
Mitsubishi UFJ Financial Group, Inc.	946,300	4,680,205	(514,486)	3.2
Nippon Telegraph & Telephone Corp.	132,500	5,648,620	216,116	(1.3)
Obayashi Corp.	545,500	5,497,923	(1,062,737)	6.6
Sojitz Corp.	1,174,800	4,150,990	107,303	(0.7)
Square Enix Holdings Co. Ltd.	149,400	5,250,893	362,301	(2.2)
Sumitomo Dainippon Pharma Co. Ltd.	168,600	4,184,497	(63,145)	0.4
Sumitomo Mitsui Financial Group, Inc.	134,100	4,696,010	(164,339)	1.0
Taiheiyo Cement Corp.	170,300	5,687,838	(235,729)	1.5
Taisei Corp.	166,075	7,726,270	(925,412)	5.7
Tokyo Electric Power Co. Holdings, Inc.	666,400	4,215,719	406,014	(2.5)
Tosoh Corp.	354,200	5,526,657	(2,169,564)	13.4

Short Positions

Common Stock

Japan
Asahi Intecc Co. Ltd.	(85,700)	(4,036,015)	(203,968)	1.3
Daifuku Co. Ltd.	(137,700)	(7,202,986)	(741,605)	4.6
Daiichi Sankyo Co. Ltd.	(97,200)	(4,488,471)	(1,256,169)	7.8
FamilyMart UNY Holdings Co. Ltd.	(313,160)	(7,982,723)	1,081,842	(6.7)
Fast Retailing Co. Ltd.	(27,500)	(12,951,430)	571,309	(3.5)
Kansai Paint Co. Ltd.	(173,700)	(3,320,267)	570,184	(3.5)
Keyence Corp.	(9,200)	(5,751,794)	(1,207,537)	7.5
Kikkoman Corp.	(74,000)	(3,638,665)	(890,418)	5.5
M3, Inc.	(338,600)	(5,698,529)	170,646	(1.1)
Marui Group Co. Ltd.	(315,600)	(6,381,166)	(1,532,152)	9.5
MISUMI Group, Inc.	(168,400)	(4,204,473)	(364,847)	2.3
Murata Manufacturing Co. Ltd.	(114,600)	(5,735,156)	192,243	(1.2)
Nidec Corp.	(42,700)	(5,437,201)	7,092	(0.0)
Nintendo Co. Ltd.	(18,800)	(5,389,791)	223,361	(1.4)
Nippon Paint Holdings Co. Ltd.	(141,800)	(5,597,423)	(830,755)	5.1
Odakyu Electric Railway Co. Ltd.	(176,800)	(4,290,326)	(812,443)	5.0
PeptiDream, Inc.	(77,100)	(3,797,186)	(744,151)	4.6
Ricoh Co. Ltd.	(635,500)	(6,655,129)	(554,153)	3.4
Shimano, Inc.	(46,300)	(7,538,425)	(1,070,248)	6.6
TDK Corp.	(52,900)	(4,163,452)	799,535	(4.9)
Terumo Corp.	(209,800)	(6,421,075)	(483,357)	3.0
Toyota Motor Corp.	(63,400)	(3,734,945)	270,204	(1.7)
Yaskawa Electric Corp.	(296,100)	(9,348,930)	1,463,839	(9.0)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Federal Funds Effective Rate plus or minus a specified spread (-1.80% to 0.33%), which is denominated in USD based on the local currencies of the positions within the swap.	7-49 months maturity 10/16/2019	$2,035,951,891	$992,750	$(7,590,710)	$(6,597,960)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

United States
AbbVie, Inc.	94,567	$7,621,155	$(291,998)	4.4%
Adobe, Inc.	38,592	10,284,382	17,403	(0.3)
Aflac, Inc.	164,047	8,202,350	866,779	(13.1)
Agilent Technologies, Inc.	120,269	9,667,222	1,713,792	(26.0)
Allstate Corp. (The)	105,521	9,937,968	(150,334)	2.3
Apple, Inc.	39,627	7,527,149	1,586,245	(24.0)
Biogen, Inc.	51,291	12,124,167	(5,093,854)	77.2
Bristol-Myers Squibb Co.	160,955	7,679,163	(737,533)	11.2
CBS Corp. (Non-Voting)	162,587	7,727,760	(504,292)	7.6
CDW Corp.	120,215	11,585,120	2,845,850	(43.1)
Charles River Laboratories International, Inc.	72,806	10,575,072	2,887,954	(43.8)
Cisco Systems, Inc.	194,303	10,490,419	1,949,542	(29.5)
Comcast Corp.	195,917	7,832,762	636,597	(9.6)
Exelixis, Inc.	322,064	7,665,123	1,073,170	(16.3)
Exelon Corp.	248,513	12,457,957	1,440,791	(21.8)
Gilead Sciences, Inc.	203,031	13,199,045	(1,188,864)	18.0
Honeywell International, Inc.	62,996	10,011,324	1,223,286	(18.5)
International Business Machines Corp.	80,698	11,386,488	132,660	(2.0)
Intuit, Inc.	53,172	13,899,693	2,406,079	(36.5)
Kimberly-Clark Corp.	59,381	7,357,306	438,788	(6.7)
Medtronic plc	80,079	7,293,595	13,543	(0.2)
Merck & Co., Inc.	146,574	12,190,560	1,833,442	(27.8)
Microsoft Corp.	116,895	13,786,596	1,508,405	(22.9)
Pfizer, Inc.	272,552	11,575,283	(92,614)	1.4
Public Service Enterprise Group, Inc.	138,857	8,249,494	635,262	(9.6)
QIAGEN NV	188,735	7,677,740	1,354,687	(20.5)
Raytheon Co.	55,338	10,075,943	(1,701,313)	25.8
Spirit AeroSystems Holdings, Inc.	84,021	7,690,442	2,234,923	(33.9)
Symantec Corp.	341,611	7,853,637	1,140,734	(17.3)
Valero Energy Corp.	96,624	8,196,614	(2,229,443)	33.8

Short Positions

Common Stock

United States
Albemarle Corp.	(114,204)	(9,362,444)	2,214,267	(33.6)
Aptiv plc	(113,230)	(9,000,653)	520,635	(7.9)
CarMax, Inc.	(113,881)	(7,948,894)	(942,576)	14.3
Conagra Brands, Inc.	(430,017)	(11,928,672)	(2,392,694)	36.3
Dunkin’ Brands Group, Inc.	(102,192)	(7,674,619)	(1,940,269)	29.4
First Republic Bank	(93,177)	(9,360,561)	(322,056)	4.9
Global Payments, Inc.	(96,944)	(13,234,795)	(2,259,374)	34.2
Insulet Corp.	(109,382)	(10,401,134)	(1,521,420)	23.1
Martin Marietta Materials, Inc.	(43,392)	(8,729,603)	208,119	(3.2)
Marvell Technology Group Ltd.	(395,016)	(7,856,868)	(1,649,503)	25.0
McCormick & Co., Inc. (Non-Voting)	(72,642)	(10,942,064)	(3,057,815)	46.3
New York Community Bancorp, Inc.	(1,046,796)	(12,111,430)	(980,385)	14.9
NiSource, Inc.	(265,632)	(7,613,013)	(617,968)	9.4
ONEOK, Inc.	(136,105)	(9,505,573)	(1,131,908)	17.2
Post Holdings, Inc.	(76,474)	(8,366,256)	(2,338,138)	35.4
Sempra Energy	(115,279)	(14,509,015)	(1,516,014)	23.0
Sterling Bancorp	(611,305)	(11,388,612)	2,069,047	(31.4)
Tesla, Inc.	(36,383)	(10,182,146)	1,601,050	(24.3)
VEREIT, Inc.	(1,654,732)	(13,850,107)	(1,932,104)	29.3
WellCare Health Plans, Inc.	(39,812)	(10,739,287)	(965,338)	14.6

See notes to Schedule of Investments.

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR GLOBAL MACRO FUND

INVESTMENTS	SHARES	VALUE ($)
SHORT-TERM INVESTMENTS - 89.3%

INVESTMENT COMPANIES - 31.6%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund, 2.26% (1)(a)(b)	875,084	$875,084
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 2.37% (1)(a)	3,392,725	3,392,725
Limited Purpose Cash Investment Fund, 2.43% (1)(a)	5,265,293	5,264,767

TOTAL INVESTMENT COMPANIES (Cost $9,531,553)		9,532,576

	PRINCIPAL AMOUNT ($)
U.S. TREASURY OBLIGATIONS - 57.7%
U.S. Treasury Bills
2.41%, 4/11/2019 (c)(d)	$120,000	119,921
2.48%, 5/9/2019 (c)	5,055,000	5,042,381
2.50%, 5/16/2019 (c)	11,126,000	11,093,141
2.53%, 6/6/2019 (c)(d)	1,154,000	1,149,007

TOTAL U.S. TREASURY OBLIGATIONS (Cost $17,402,287)		17,404,450

TOTAL SHORT-TERM INVESTMENTS (Cost $26,933,840)		26,937,026

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 89.3% (Cost $26,933,840)		26,937,026

OTHER ASSETS IN EXCESS OF LIABILITIES - 10.7% (e)		3,221,574

NET ASSETS - 100.0%		$30,158,600

(a)	Represents 7-day effective yield as of March 31, 2019.
(b)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(c)	The rate shown was the effective yield at the date of purchase.
(d)	All or a portion of the security pledged as collateral for swap contracts.
(e)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR GLOBAL MACRO FUND

Forward effective interest rate swap contracts outstanding as of March 31, 2019:

Exchange Cleared

PAY/ RECEIVE FLOATING RATE	FLOATING RATE INDEX (a)	FIXED RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PREMIUM PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	VALUE
Pay	3 Month Australian Bank-Bill Reference Rate Quarterly	2.00% Quarterly	6/10/2021	AUD	500,000	$15	$3,676	$3,691
Pay	3 Month Australian Bank-Bill Reference Rate Quarterly	2.50% Semi- Annually	9/12/2029	NZD	600,000	(1,768)	12,547	10,779
Pay	3 Month Canadian Bankers’ Acceptance Rate Quarterly	2.50% Semi-Annually	6/14/2021	CAD	2,100,000	14,810	3,926	18,736
Pay	3 Month Canadian Bankers’ Acceptance Rate Quarterly	2.75% Semi-Annually	9/17/2029	CAD	4,600,000	100,817	101,959	202,776
Pay	3 Month London Interbank Offered Rate Quarterly	3.00% Semi-Annually	6/19/2029	USD	1,800,000	8,854	87,183	96,037
Pay	3 Month London Interbank Offered Rate Quarterly	3.00% Semi-Annually	9/18/2029	USD	3,700,000	73,774	121,710	195,484
Pay	3 Month Stockholm Interbank Offered Rate Quarterly	1.50% Annually	6/20/2029	SEK	5,100,000	13,822	19,959	33,781
Pay	3 Month Stockholm Interbank Offered Rate Quarterly	1.00% Annually	6/20/2029	SEK	46,400,000	(53,270)	116,330	63,060
Pay	3 Month Stockholm Interbank Offered Rate Quarterly	1.00% Annually	9/19/2029	SEK	27,800,000	(6,082)	31,197	25,115
Pay	6 Month Australian Bank-Bill Reference Rate Semi-Annually	2.50% Semi-Annually	9/13/2029	AUD	3,900,000	16,854	93,269	110,123
Pay	6 Month Euro Interbank Offered Rate Semi-Annually	0.00% Annually	6/21/2021	EUR	12,100,000	2,833	48,015	50,848
Pay	6 Month Euro Interbank Offered Rate Semi-Annually	0.00% Annually	9/20/2021	EUR	5,800,000	7,501	13,885	21,386
Pay	6 Month London Interbank Offered Rate Semi-Annually	0.00% Semi-Annually	6/16/2021	JPY	4,489,900,000	(3,466)	45,958	42,492
Pay	6 Month London Interbank Offered Rate Semi-Annually	0.00% Semi-Annually	9/15/2021	JPY	3,519,500,000	22,791	17,379	40,170
Pay	6 Month London Interbank Offered Rate Semi-Annually	1.25% Semi-Annually	9/20/2021	GBP	28,500,000	70,005	142,525	212,530
Pay	6 Month London Interbank Offered Rate Semi-Annually	0.50% Annually	9/19/2029	CHF	1,400,000	30,966	29,909	60,875
Receive	3 Month Stockholm Interbank Offered Rate Quarterly	0.00% Annually	6/16/2021	SEK	644,700,000	182,108	6,101	188,209
Receive	3 Month Stockholm Interbank Offered Rate Quarterly	0.00% Annually	9/15/2021	SEK	143,000,000	54,625	(1,795)	52,830
Receive	6 Month London Interbank Offered Rate Semi-Annually	0.00% Semi-Annually	6/20/2029	JPY	495,600,000	80,536	(33,847)	46,689
Receive	6 Month London Interbank Offered Rate Semi-Annually	0.00% Semi-Annually	9/19/2029	JPY	447,000,000	76,390	(29,596)	46,794
Receive	6 Month Norwegian Interbank Offered Rate Semi-Annually	2.00% Annually	9/19/2029	NOK	27,500,000	15,248	(14,342)	906

						707,363	815,948	1,523,311

Pay	6 Month Norwegian Interbank Offered Rate Semi-Annually	1.50% Annually	6/16/2021	NOK	1,900,000	(208)	(672)	(880)
Pay	6 Month Norwegian Interbank Offered Rate Semi-Annually	1.50% Annually	9/15/2021	NOK	172,100,000	(58,139)	(32,254)	(90,393)
Receive	3 Month Australian Bank-Bill Reference Rate Quarterly	2.00% Semi-Annually	6/16/2021	NZD	23,500,000	(8,302)	(117,803)	(126,105)
Receive	3 Month Australian Bank-Bill Reference Rate Quarterly	1.50% Quarterly	9/09/2021	AUD	17,500,000	37,536	(50,428)	(12,892)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR GLOBAL MACRO FUND

PAY/ RECEIVE FLOATING RATE	FLOATING RATE INDEX (a)	FIXED RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PREMIUM PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	VALUE
Receive	3 Month Australian Bank-Bill Reference Rate Quarterly	2.00% Semi-Annually	9/15/2021	NZD	19,100,000	$(54,257)	$(53,130)	$(107,387)
Receive	3 Month Canadian Bankers’ Acceptance Rate Quarterly	2.50% Semi-Annually	9/16/2021	CAD	17,600,000	(91,090)	(71,699)	(162,789)
Receive	3 Month Canadian Bankers’ Acceptance Rate Quarterly	2.50% Semi-Annually	6/18/2029	CAD	400,000	754	(11,864)	(11,110)
Receive	3 Month London Interbank Offered Rate Quarterly	3.00% Semi-Annually	6/21/2021	USD	7,600,000	(104,666)	5,406	(99,260)
Receive	3 Month London Interbank Offered Rate Quarterly	3.00% Semi-Annually	9/20/2021	USD	4,400,000	(31,942)	(30,224)	(62,166)
Receive	6 Month Australian Bank-Bill Reference Rate Semi-Annually	2.50% Semi-Annually	6/07/2029	AUD	100,000	(205)	(2,768)	(2,973)
Receive	6 Month Euro Interbank Offered Rate Semi-Annually	1.00% Annually	6/19/2029	EUR	1,200,000	(15,105)	(51,476)	(66,581)
Receive	6 Month London Interbank Offered Rate Semi-Annually	1.25% Semi-Annually	6/21/2021	GBP	5,600,000	(10,947)	(32,378)	(43,325)
Receive	6 Month London Interbank Offered Rate Semi-Annually	0.50% Annually	9/15/2021	CHF	11,500,000	(324)	(24,595)	(24,919)
Receive	6 Month London Interbank Offered Rate Semi-Annually	1.50% Semi-Annually	6/19/2029	GBP	1,400,000	(3,471)	(45,948)	(49,419)
Receive	6 Month London Interbank Offered Rate Semi-Annually	0.50% Semi-Annually	6/20/2029	JPY	342,300,000	(54,278)	(68,523)	(122,801)
Receive	6 Month London Interbank Offered Rate Semi-Annually	1.50% Semi-Annually	9/18/2029	GBP	4,900,000	(30,646)	(133,441)	(164,087)

						(425,290)	(721,797)	(1,147,087)

						$282,073	$94,151	$376,224

(a)	Floating rate indices at March 31, 2019 were as follows:

3 Month Australian Bank-Bill Reference Rate: 1.77%

3 Month Canadian Bankers’ Acceptance Rate: 2.02%

3 Month London Interbank Offered Rate: 2.60%

3 Month Stockholm Interbank Offered Rate: 0.01%

6 Month Australian Bank-Bill Reference Rate: 1.84%

6 Month Euro Interbank Offered Rate: (0.23)%

6 Month London Interbank Offered Rate: 2.66%

6 Month Norwegian Interbank Offered Rate: 1.48%

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR GLOBAL MACRO FUND

Total return swap contracts outstanding as of March 31, 2019:

Over the Counter

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
BIST 30 Index April Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	04/30/2019	TRY	(1,966,595)	$38,224
BIST 30 Index April Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	04/30/2019	TRY	(36,195)	141
Corn May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	04/26/2019	USD	(320,850)	16,403
Corn May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	04/26/2019	USD	(35,650)	2,810
Corn May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	04/26/2019	USD	(53,475)	3,274
DTOP Index June Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	06/20/2019	ZAR	(434,320)	97
HSCEI April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/29/2019	HKD	13,080,100	10,377
MSCI Emerging Markets Korea Net Total Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the LIBOR plus or minus a specified spread (0.10%)	Monthly	JPMC	06/19/2019	USD	(189,690)	3,724
MSCI Emerging Markets Thailand Net Total Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the LIBOR plus or minus a specified spread (0.20%)	Monthly	JPMC	06/19/2019	USD	(4,143)	3
MSCI Israel Daily Net Total Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the LIBOR plus or minus a specified spread (0.00%)	Monthly	JPMC	06/19/2019	USD	(6,828)	35
MSCI Poland Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the Warsaw Interbank Offered Rate (“WIBOR”) plus or minus a specified spread (0.15%)	Monthly	GSIN	06/19/2019	PLN	(14,927)	15
MSCI Poland Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the WIBOR plus or minus a specified spread (0.15%)	Monthly	GSIN	06/19/2019	PLN	(204)	—

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR GLOBAL MACRO FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Soybean Meal May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	04/26/2019	USD	(30,650)	$711
Soybean Meal May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	04/26/2019	USD	(183,900)	2,924
Soybean Meal May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	04/26/2019	USD	(183,900)	2,937
Soybean Oil May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	04/26/2019	USD	(391,368)	37,618
Swiss Market Index June Futures	Decreases in total return of reference entity	Increases in total return of reference entity	Monthly	MLIN	06/21/2019	CHF	1,116,000	18,752
Tel Aviv Index April Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	04/24/2019	ILS	(152,735)	632
Wheat May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	04/26/2019	USD	(183,100)	25,375
Wheat May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	04/26/2019	USD	(68,663)	9,813

								173,865

Canada 10 Year Bond June Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	BANA	06/19/2019	CAD	695,200	(4,302)
Canada 10 Year Bond June Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	BANA	06/19/2019	CAD	(3,058,880)	(46,390)
Corn May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	04/26/2019	USD	53,475	(3,289)
Corn May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/26/2019	USD	35,650	(2,183)
Corn May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	04/26/2019	USD	320,850	(18,949)
iBovespa Index April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	04/17/2019	BRL	1,909,460	(1,985)
KOSPI 200 Index June Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	06/13/2019	KRW	(1,386,000,000)	(370)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR GLOBAL MACRO FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
MSCI Emerging Markets Thailand Net Total Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the LIBOR plus or minus a specified spread (0.20%)	Monthly	JPMC	06/19/2019	USD	(11,049)	$(6)
MSCI Mexico Net Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the Mexico Equilibrium Interbank Interest Rate (“TIIE”) plus or minus a specified spread (0.00%)	Monthly	GSIN	06/19/2019	MXN	(421,964)	(525)
MSCI Singapore Net Return Index	Decreases in total return of reference entity and pays the Singapore Swap Offered Rate (“SOR”) plus or minus a specified spread (0.05%)	Increases in total return of reference entity	Monthly	GSIN	06/21/2019	SGD	328,857	(5)
MSCI South Africa Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the Johannesburg Interbank Agreed Rate (“JIBAR”) plus or minus a specified spread (-0.50%)	Monthly	GSIN	06/19/2019	ZAR	(3,998,513)	(2,077)
MSCI Switzerland Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the LIBOR plus or minus a specified spread (-0.65%)	Monthly	GSIN	06/19/2019	CHF	(521,745)	(8,508)

								(88,589)

								$85,276

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR GLOBAL MACRO FUND

Futures contracts outstanding as of March 31, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
CAC 40 10 Euro Index	44	4/2019	EUR	$2,637,144	$30,035
HSCEI	5	4/2019	HKD	362,232	2,577
IBEX 35 Index	2	4/2019	EUR	206,142	1,418
LME Aluminum Base Metal	1	4/2019	USD	47,570	(58)
LME Aluminum Base Metal	2	4/2019	USD	95,289	289
LME Aluminum Base Metal	3	4/2019	USD	142,298	2,785
LME Aluminum Base Metal	10	4/2019	USD	475,157	9,900
LME Copper Base Metal	1	4/2019	USD	162,275	13,204
LME Copper Base Metal	2	4/2019	USD	324,408	31,194
LME Nickel Base Metal	3	4/2019	USD	232,523	22,885
LME Zinc Base Metal	1	4/2019	USD	74,439	12,160
MSCI Singapore Index	19	4/2019	SGD	504,283	2,717
MSCI Taiwan Index	7	4/2019	USD	273,490	2,663
Natural Gas	7	4/2019	USD	186,340	(11,189)
NY Harbor ULSD	2	4/2019	USD	165,598	(1,429)
OMXS30 Index	138	4/2019	SEK	2,295,102	21,175
RBOB Gasoline	3	4/2019	USD	237,195	4,480
WTI Crude Oil	7	4/2019	USD	420,980	12,140
Corn	4	5/2019	USD	71,300	(4,435)
LME Aluminum Base Metal	1	5/2019	USD	47,636	105
LME Aluminum Base Metal	2	5/2019	USD	95,437	(404)
LME Copper Base Metal	1	5/2019	USD	162,338	5,759
LME Nickel Base Metal	1	5/2019	USD	77,782	169
LME Nickel Base Metal	2	5/2019	USD	155,304	(698)
LME Zinc Base Metal	1	5/2019	USD	73,984	5,916
Silver	7	5/2019	USD	528,850	(27,845)
100 oz Gold	4	6/2019	USD	519,400	(8,632)
Australia 10 Year Bond	22	6/2019	AUD	2,164,405	6,302
EURO STOXX 50 Index	127	6/2019	EUR	4,661,365	6,261
Euro-Bund	75	6/2019	EUR	13,994,392	297,149
FTSE 100 Index	31	6/2019	GBP	2,911,712	59,534
FTSE/MIB Index	8	6/2019	EUR	930,649	16,043
Japan 10 Year Bond	8	6/2019	JPY	11,064,152	17,886
KOSPI 200 Index	9	6/2019	KRW	549,467	(2,017)
LME Aluminum Base Metal	1	6/2019	USD	47,778	283
LME Aluminum Base Metal	2	6/2019	USD	95,550	519
LME Copper Base Metal	1	6/2019	USD	162,100	722
LME Copper Base Metal	1	6/2019	USD	162,163	473
LME Copper Base Metal	1	6/2019	USD	162,213	428
LME Nickel Base Metal	1	6/2019	USD	77,910	(18)
S&P/TSX 60 Index	19	6/2019	CAD	2,721,577	8,490
SPI 200 Index	28	6/2019	AUD	3,067,203	1,446

					540,382

Short Contracts
Amsterdam Exchange Index	(15)	4/2019	EUR	(1,843,955)	(52,279)
Brent Crude Oil	(4)	4/2019	USD	(270,320)	(2,867)
FTSE Bursa Malaysia KLCI Index	(4)	4/2019	MYR	(80,637)	(55)
FTSE/JSE Top 40 Index	(10)	4/2019	ZAR	(351,957)	(566)
Hang Seng Index	(4)	4/2019	HKD	(740,820)	(8,798)
LME Aluminum Base Metal	(1)	4/2019	USD	(47,570)	90
LME Aluminum Base Metal	(2)	4/2019	USD	(95,289)	(120)
LME Aluminum Base Metal	(3)	4/2019	USD	(142,298)	(2,245)
LME Aluminum Base Metal	(10)	4/2019	USD	(475,157)	(7,937)
LME Copper Base Metal	(1)	4/2019	USD	(162,275)	(12,790)
LME Copper Base Metal	(2)	4/2019	USD	(324,409)	(31,162)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR GLOBAL MACRO FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts (continued)
LME Nickel Base Metal	(3)	4/2019	USD	$ (232,523)	$ (22,598)
LME Zinc Base Metal	(1)	4/2019	USD	(74,439)	(12,105)
LME Aluminum Base Metal	(1)	5/2019	USD	(47,636)	(139)
LME Aluminum Base Metal	(2)	5/2019	USD	(95,437)	419
LME Copper Base Metal	(1)	5/2019	USD	(162,337)	(5,666)
LME Nickel Base Metal	(1)	5/2019	USD	(77,782)	5
LME Nickel Base Metal	(2)	5/2019	USD	(155,304)	930
LME Zinc Base Metal	(1)	5/2019	USD	(73,985)	(6,112)
Soybean	(12)	5/2019	USD	(530,550)	14,397
Soybean Meal	(15)	5/2019	USD	(459,750)	6,482
Soybean Oil	(23)	5/2019	USD	(391,368)	38,029
Wheat	(13)	5/2019	USD	(297,538)	46,760
Canada 10 Year Bond	(13)	6/2019	CAD	(1,352,580)	(24,031)
DAX Index	(6)	6/2019	EUR	(1,940,824)	23,115
LME Aluminum Base Metal	(1)	6/2019	USD	(47,778)	(456)
LME Aluminum Base Metal	(7)	6/2019	USD	(334,425)	(3,013)
LME Copper Base Metal	(1)	6/2019	USD	(162,100)	(653)
LME Copper Base Metal	(1)	6/2019	USD	(162,212)	(540)
LME Copper Base Metal	(3)	6/2019	USD	(486,488)	(2,308)
LME Nickel Base Metal	(3)	6/2019	USD	(233,730)	2,007
LME Zinc Base Metal	(2)	6/2019	USD	(146,738)	(8,855)
Long Gilt	(62)	6/2019	GBP	(10,446,873)	(169,704)
MEX BOLSA Index	(3)	6/2019	MXN	(67,285)	(2,166)
S&P 500 E-Mini Index	(27)	6/2019	USD	(3,831,030)	(71,845)
SET50 Index	(6)	6/2019	THB	(40,967)	(135)
TOPIX Index	(25)	6/2019	JPY	(3,591,085)	13,521
U.S. Treasury 10 Year Note	(26)	6/2019	USD	(3,229,687)	(411)
U.S. Treasury Long Bond	(24)	6/2019	USD	(3,591,750)	(70,819)

					(374,620)

					$165,762

Forward foreign currency contracts outstanding as of March 31, 2019:

Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
AUD	266,097	USD	189,033	CITI	6/19/2019	$186
AUD	266,099	USD	189,035	JPMC	6/19/2019	186
CAD	730,780	USD	545,880	CITI	6/19/2019	2,047
CAD	730,783	USD	545,883	JPMC	6/19/2019	2,045
CHF	6,800	USD	6,847	CITI	6/19/2019	33
CHF	6,700	USD	6,746	JPMC	6/19/2019	33
CNY	297,360	USD	43,902	CITI**	6/19/2019	319
CNY	297,361	USD	43,902	JPMC**	6/19/2019	319
INR	57,800,500	USD	810,749	CITI**	6/19/2019	13,234
INR	57,800,500	USD	810,750	JPMC**	6/19/2019	13,232
MXN	5,560,405	USD	281,642	CITI	6/19/2019	1,218
MXN	5,560,409	USD	281,643	JPMC	6/19/2019	1,218
NZD	1,649,802	USD	1,119,597	CITI	6/19/2019	5,631
NZD	1,649,802	USD	1,119,598	JPMC	6/19/2019	5,629
PHP	3,750,000	USD	70,566	CITI**	6/19/2019	105
PHP	3,750,000	USD	70,567	JPMC**	6/19/2019	105
RUB	25,700,000	USD	384,485	CITI**	6/19/2019	2,892

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR GLOBAL MACRO FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
RUB	25,700,000	USD	384,485	JPMC**	6/19/2019	$2,891
SEK	1,480,500	USD	159,240	CITI	6/19/2019	949
SEK	1,480,500	USD	159,261	JPMC	6/19/2019	929
USD	517,064	AUD	721,500	CITI	6/19/2019	4,012
USD	517,063	AUD	721,500	JPMC	6/19/2019	4,011
USD	963,652	BRL	3,715,500	CITI**	6/19/2019	20,174
USD	963,651	BRL	3,715,500	JPMC**	6/19/2019	20,172
USD	34,148	CAD	45,000	CITI	6/19/2019	408
USD	34,148	CAD	45,000	JPMC	6/19/2019	408
USD	349,888	CHF	345,250	CITI	6/19/2019	558
USD	349,888	CHF	345,250	JPMC	6/19/2019	557
USD	461,917	CLP	305,000,000	CITI**	6/19/2019	13,734
USD	461,917	CLP	305,000,000	JPMC**	6/19/2019	13,734
USD	842,168	CNY	5,637,200	CITI**	6/19/2019	3,853
USD	842,167	CNY	5,637,200	JPMC**	6/19/2019	3,852
USD	144,820	COP	450,000,000	CITI**	6/19/2019	4,259
USD	144,820	COP	450,000,000	JPMC**	6/19/2019	4,259
USD	228,413	CZK	5,150,000	CITI	6/19/2019	4,116
USD	228,413	CZK	5,150,000	JPMC	6/19/2019	4,116
USD	6,701,722	EUR	5,861,360	CITI	6/19/2019	82,622
USD	6,701,688	EUR	5,861,338	JPMC	6/19/2019	82,614
USD	1,476,165	GBP	1,117,748	CITI	6/19/2019	14,602
USD	1,476,176	GBP	1,117,758	JPMC	6/19/2019	14,600
USD	267,965	HKD	2,097,300	CITI	6/19/2019	154
USD	267,964	HKD	2,097,300	JPMC	6/19/2019	154
USD	178,784	HUF	49,560,000	CITI	6/19/2019	4,702
USD	178,783	HUF	49,560,000	JPMC	6/19/2019	4,701
USD	40,901	IDR	585,000,000	CITI**	6/19/2019	338
USD	40,901	IDR	585,000,000	JPMC**	6/19/2019	338
USD	2,785	ILS	10,000	CITI	6/19/2019	17
USD	2,785	ILS	10,000	JPMC	6/19/2019	17
USD	11,959	INR	833,500	CITI**	6/19/2019	77
USD	11,959	INR	833,500	JPMC**	6/19/2019	77
USD	1,021,220	JPY	111,999,375	CITI	6/19/2019	4,409
USD	1,021,219	JPY	111,999,375	JPMC	6/19/2019	4,407
USD	2,169,888	KRW	2,436,639,000	CITI**	6/19/2019	23,392
USD	2,169,886	KRW	2,436,639,000	JPMC**	6/19/2019	23,389
USD	730,749	MXN	14,326,964	CITI	6/19/2019	1,927
USD	730,932	MXN	14,330,568	JPMC	6/19/2019	1,926
USD	494,169	NOK	4,231,613	CITI	6/19/2019	2,047
USD	494,170	NOK	4,231,622	JPMC	6/19/2019	2,047
USD	1,350,273	NZD	1,954,000	CITI	6/19/2019	17,571
USD	1,350,272	NZD	1,954,000	JPMC	6/19/2019	17,570
USD	50,589	PHP	2,650,000	CITI**	6/19/2019	648
USD	50,589	PHP	2,650,000	JPMC**	6/19/2019	648
USD	210,577	PLN	799,993	CITI	6/19/2019	1,693
USD	210,581	PLN	800,007	JPMC	6/19/2019	1,693
USD	941,116	SGD	1,269,500	CITI	6/19/2019	2,993
USD	941,115	SGD	1,269,500	JPMC	6/19/2019	2,992
USD	427,656	TWD	13,120,800	CITI**	6/19/2019	1,191
USD	427,655	TWD	13,120,800	JPMC**	6/19/2019	1,191
USD	553,123	ZAR	7,908,000	CITI	6/19/2019	10,231
USD	553,124	ZAR	7,908,000	JPMC	6/19/2019	10,232
ZAR	537,000	USD	36,430	CITI	6/19/2019	436
ZAR	537,000	USD	36,430	JPMC	6/19/2019	436

Total unrealized appreciation						493,506

AUD	1,684,400	USD	1,203,182	CITI	6/19/2019	(5,420)
AUD	1,684,404	USD	1,203,186	JPMC	6/19/2019	(5,422)
BRL	2,072,995	USD	546,736	CITI**	6/19/2019	(20,339)
BRL	2,073,005	USD	546,739	JPMC**	6/19/2019	(20,340)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR GLOBAL MACRO FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
CAD	2,902,716	USD	2,200,760	CITI	6/19/2019	$(24,350)
CAD	2,902,721	USD	2,200,766	JPMC	6/19/2019	(24,352)
CHF	1,200	USD	1,217	CITI	6/19/2019	(3)
CHF	1,300	USD	1,318	JPMC	6/19/2019	(3)
CNY	2,733,540	USD	407,651	CITI**	6/19/2019	(1,143)
CNY	2,733,544	USD	407,652	JPMC**	6/19/2019	(1,144)
COP	685,000,000	USD	219,268	CITI**	6/19/2019	(5,303)
COP	685,000,000	USD	219,269	JPMC**	6/19/2019	(5,303)
CZK	1,750,000	USD	77,317	CITI	6/19/2019	(1,100)
CZK	1,750,000	USD	77,317	JPMC	6/19/2019	(1,100)
EUR	2,468,349	USD	2,818,174	CITI	6/19/2019	(30,725)
EUR	2,468,349	USD	2,818,178	JPMC	6/19/2019	(30,728)
GBP	665,000	USD	881,119	CITI	6/19/2019	(11,568)
GBP	665,000	USD	881,120	JPMC	6/19/2019	(11,569)
HKD	7,488,000	USD	957,421	CITI	6/19/2019	(1,256)
HKD	7,488,000	USD	957,422	JPMC	6/19/2019	(1,258)
HUF	79,075,500	USD	285,346	CITI	6/19/2019	(7,590)
HUF	79,075,500	USD	285,347	JPMC	6/19/2019	(7,590)
IDR	2,670,000,000	USD	186,895	CITI**	6/19/2019	(1,760)
IDR	2,670,000,000	USD	186,896	JPMC**	6/19/2019	(1,760)
ILS	923,000	USD	257,243	CITI	6/19/2019	(1,762)
ILS	923,000	USD	257,252	JPMC	6/19/2019	(1,771)
INR	30,500,000	USD	437,125	CITI**	6/19/2019	(2,329)
INR	30,500,000	USD	437,125	JPMC**	6/19/2019	(2,329)
KRW	1,079,943,000	USD	961,371	CITI**	6/19/2019	(10,022)
KRW	1,079,943,000	USD	961,373	JPMC**	6/19/2019	(10,024)
MXN	25,040,087	USD	1,283,304	CITI	6/19/2019	(9,497)
MXN	25,040,099	USD	1,283,306	JPMC	6/19/2019	(9,499)
NOK	4,603,000	USD	541,477	CITI	6/19/2019	(6,164)
NOK	4,603,000	USD	541,478	JPMC	6/19/2019	(6,165)
NZD	5,492,198	USD	3,768,075	CITI	6/19/2019	(22,187)
NZD	5,492,198	USD	3,768,079	JPMC	6/19/2019	(22,191)
PHP	11,150,000	USD	211,629	CITI**	6/19/2019	(1,496)
PHP	11,150,000	USD	211,645	JPMC**	6/19/2019	(1,513)
PLN	1,650,507	USD	434,742	CITI	6/19/2019	(3,783)
PLN	1,650,493	USD	434,738	JPMC	6/19/2019	(3,783)
SEK	1,480,500	USD	161,070	CITI	6/19/2019	(882)
SEK	1,480,500	USD	161,082	JPMC	6/19/2019	(895)
SGD	1,739,500	USD	1,290,467	CITI	6/19/2019	(5,028)
SGD	1,739,500	USD	1,290,469	JPMC	6/19/2019	(5,029)
THB	242,500	USD	7,699	CITI	6/19/2019	(41)
THB	242,500	USD	7,699	JPMC	6/19/2019	(41)
TWD	2,200,000	USD	71,650	CITI**	6/19/2019	(143)
TWD	2,200,000	USD	71,650	JPMC**	6/19/2019	(144)
USD	7,086	CAD	9,500	CITI	6/19/2019	(37)
USD	7,086	CAD	9,500	JPMC	6/19/2019	(37)
USD	2,450,533	CHF	2,433,750	CITI	6/19/2019	(11,979)
USD	2,450,529	CHF	2,433,750	JPMC	6/19/2019	(11,982)
USD	300,962	CNY	2,034,602	CITI**	6/19/2019	(1,606)
USD	300,962	CNY	2,034,603	JPMC**	6/19/2019	(1,607)
USD	121,192	GBP	93,247	CITI	6/19/2019	(737)
USD	121,192	GBP	93,247	JPMC	6/19/2019	(737)
USD	13,854	HKD	108,500	CITI	6/19/2019	—
USD	13,854	HKD	108,500	JPMC	6/19/2019	—
USD	62,187	IDR	900,000,000	CITI**	6/19/2019	(219)
USD	62,187	IDR	900,000,000	JPMC**	6/19/2019	(219)
USD	136,657	INR	9,704,000	CITI**	6/19/2019	(1,680)
USD	136,656	INR	9,704,000	JPMC**	6/19/2019	(1,680)
USD	2,370,172	JPY	262,035,125	CITI	6/19/2019	(8,772)
USD	2,370,169	JPY	262,035,125	JPMC	6/19/2019	(8,775)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR GLOBAL MACRO FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
USD	1,823	MXN	36,038	CITI	6/19/2019	$(10)
USD	1,639	MXN	32,430	JPMC	6/19/2019	(10)
USD	58,761	NOK	508,883	CITI	6/19/2019	(420)
USD	58,761	NOK	508,882	JPMC	6/19/2019	(421)
USD	20,680	NZD	30,500	CITI	6/19/2019	(122)
USD	20,680	NZD	30,500	JPMC	6/19/2019	(122)
USD	17,090	PLN	65,500	CITI	6/19/2019	(13)
USD	17,090	PLN	65,500	JPMC	6/19/2019	(13)
USD	111,677	RUB	7,450,000	CITI**	6/19/2019	(617)
USD	111,677	RUB	7,450,000	JPMC**	6/19/2019	(617)
USD	283,780	SGD	384,500	CITI	6/19/2019	(353)
USD	283,780	SGD	384,500	JPMC	6/19/2019	(354)
USD	119,435	TWD	3,679,200	CITI**	6/19/2019	(149)
USD	119,435	TWD	3,679,200	JPMC**	6/19/2019	(150)
USD	160,120	ZAR	2,346,500	CITI	6/19/2019	(970)
USD	160,120	ZAR	2,346,500	JPMC	6/19/2019	(970)
ZAR	1,916,995	USD	134,680	CITI	6/19/2019	(3,077)
ZAR	1,917,005	USD	134,681	JPMC	6/19/2019	(3,077)

Total unrealized depreciation						(409,376)

Net unrealized appreciation						$84,130

**	Non-deliverable forward.

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

CNY - Chinese Renminbi

COP - Colombian Peso

CZK - Czech Republic Koruna

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

NZD - New Zealand Dollar

PHP - Philippine Peso

PLN - Poland Zloty

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

TRY - Turkish Lira

TWD - New Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

See notes to Consolidated Schedule of Investments.

Schedule of Investments	March 31, 2019 (Unaudited)

AQR LONG-SHORT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
LONG POSITIONS - 134.3%

COMMON STOCKS - 59.8%
Canada - 4.3%
Air Canada *(a)	738,950	$17,810,887
Alimentation Couche-Tard, Inc., Class B	6,433	378,947
Atco Ltd., Class I	15,577	524,537
Bank of Montreal	8,059	603,001
Canadian Imperial Bank of Commerce	52,356	4,137,235
Canadian National Railway Co.	24,588	2,201,117
Canadian Pacific Railway Ltd.	6,650	1,370,158
Canadian Tire Corp. Ltd., Class A	38,242	4,120,526
CGI, Inc. *	9,960	684,720
CI Financial Corp.	24,425	333,380
Dollarama, Inc.	142,317	3,796,611
Empire Co. Ltd., Class A	137,988	2,987,236
Finning International, Inc.	183,419	3,261,148
Gildan Activewear, Inc.	14,940	537,185
Husky Energy, Inc.	119,329	1,183,155
Linamar Corp.	62,404	2,237,737
Magna International, Inc. (a)	276,679	13,472,146
Methanex Corp. (a)	154,494	8,774,718
National Bank of Canada (a)	102,445	4,623,383
Quebecor, Inc., Class B	36,467	893,972
Teck Resources Ltd., Class B	64,676	1,496,451
Thomson Reuters Corp.	6,738	398,678
West Fraser Timber Co. Ltd. (a)	135,427	6,587,163
WestJet Airlines Ltd.	43,469	632,022

		83,046,113

China - 0.1%
Yangzijiang Shipbuilding Holdings Ltd. (2)	1,363,300	1,513,889

Italy - 6.0%
A2A SpA (2)(a)	5,734,263	10,477,063
BPER Banca (2)(a)	1,205,517	4,933,134
Enel SpA (2)(a)	5,239,860	33,576,019
Eni SpA (2)(a)	2,044,552	36,124,230
Hera SpA (2)	1,254,996	4,541,798
Italgas SpA (2)	665,931	4,114,843
Moncler SpA (2)	108,164	4,365,461
Poste Italiane SpA (2)(b)	377,744	3,679,622
Saipem SpA (2)*	342,845	1,815,550
Snam SpA (2)	721,254	3,710,227
Terna Rete Elettrica Nazionale SpA (2)	58,542	371,555
UniCredit SpA (2)	422,314	5,424,834
Unipol Gruppo SpA (2)	892,094	4,450,074

		117,584,410

Singapore - 0.1%
ComfortDelGro Corp. Ltd. (2)	465,900	885,511
Genting Singapore Ltd. (2)	2,602,700	2,002,056

		2,887,567

Spain - 1.0%
Repsol SA (2)(a)	1,088,452	18,621,539

Switzerland - 1.0%
Temenos AG (Registered) (2)(a)	134,569	19,853,688

INVESTMENTS	SHARES	VALUE ($)
United Kingdom - 0.6%
Fiat Chrysler Automobiles NV (2)(a)	768,124	$11,472,463

United States - 46.7%
3M Co.	9,811	2,038,530
Abbott Laboratories	8,192	654,868
AbbVie, Inc. (a)	166,789	13,441,526
ABIOMED, Inc. *	4,369	1,247,743
AGCO Corp.	25,184	1,751,547
Agilent Technologies, Inc. (a)	264,367	21,249,819
Alexion Pharmaceuticals, Inc. *(a)	67,697	9,151,280
Align Technology, Inc. *	4,221	1,200,157
Allergan plc	41,632	6,095,341
AMC Networks, Inc., Class A *	23,776	1,349,526
Amgen, Inc. (a)	87,268	16,579,175
Anadarko Petroleum Corp.	104,989	4,774,900
Anthem, Inc.	6,381	1,831,219
Apple, Inc. (a)	76,494	14,530,035
Arrow Electronics, Inc. *	58,515	4,509,166
Avnet, Inc.	109,266	4,738,866
Bausch Health Cos., Inc. *	28,496	703,044
Baxter International, Inc. (a)	94,342	7,670,948
Biogen, Inc. *(a)	90,794	21,461,886
Bio-Rad Laboratories, Inc., Class A *(a)	19,217	5,874,253
Boeing Co. (The) (a)	24,843	9,475,617
Boston Scientific Corp. *	100,987	3,875,881
Bristol-Myers Squibb Co. (a)	314,493	15,004,461
BRP, Inc.	170,685	4,736,035
Bruker Corp. (a)	256,104	9,844,638
Cardinal Health, Inc. (a)	235,259	11,327,721
Caterpillar, Inc.	2,994	405,657
CBS Corp. (Non-Voting), Class B (a)	268,496	12,761,615
CDW Corp. (a)	232,806	22,435,513
Centene Corp. *	18,959	1,006,723
Cerner Corp. *	59,919	3,427,966
Charles River Laboratories International, Inc. *(a)	142,094	20,639,154
Chevron Corp.	2,878	354,512
Ciena Corp. *	79,843	2,981,338
Cigna Corp.	2,875	462,358
Cisco Systems, Inc. (a)	293,996	15,872,844
Comcast Corp., Class A (a)	367,857	14,706,923
CommScope Holding Co., Inc. *	208,817	4,537,593
ConocoPhillips (a)	208,655	13,925,635
Crane Co.	54,026	4,571,680
Cummins, Inc. (a)	69,846	11,026,588
Curtiss-Wright Corp. (a)	90,951	10,308,386
Danaher Corp.	6,816	899,848
DaVita, Inc. *	9,355	507,883
Dell Technologies, Inc., Class C *	6,566	385,359
DENTSPLY SIRONA, Inc.	23,856	1,183,019
Devon Energy Corp.	105,487	3,329,170
DexCom, Inc. *	33,283	3,964,005
DISH Network Corp., Class A *	35,865	1,136,562
Dover Corp.	32,775	3,074,295
Eaton Corp. plc (a)	61,486	4,953,312
Edwards Lifesciences Corp. *	8,405	1,608,129
Eli Lilly & Co.	6,940	900,534

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

AQR LONG-SHORT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
United States - 46.7% (continued)
EMCOR Group, Inc.	18,983	$1,387,278
Emerson Electric Co. (a)	110,273	7,550,392
Exelixis, Inc. *(a)	619,002	14,732,248
F5 Networks, Inc. *(a)	48,626	7,630,878
Flex Ltd. *(a)	665,757	6,657,570
FLIR Systems, Inc. (a)	130,775	6,222,275
Fluor Corp.	24,351	896,117
Gardner Denver Holdings, Inc. *	68,514	1,905,374
General Electric Co.	96,474	963,775
Gilead Sciences, Inc. (a)	373,550	24,284,485
Globus Medical, Inc., Class A *(a)	136,193	6,729,296
GrafTech International Ltd.	56,479	722,366
Haemonetics Corp. *	53,239	4,657,348
Halliburton Co.	38,922	1,140,415
HCA Healthcare, Inc.	29,783	3,883,108
HD Supply Holdings, Inc. *	26,540	1,150,509
Hewlett Packard Enterprise Co.	22,058	340,355
Hill-Rom Holdings, Inc.	13,695	1,449,753
HollyFrontier Corp. (a)	146,449	7,215,542
Hologic, Inc. *	13,179	637,864
Honeywell International, Inc. (a)	113,482	18,034,559
HP, Inc. (a)	641,243	12,459,351
Humana, Inc. (a)	24,519	6,522,054
Huntington Ingalls Industries, Inc. (a)	59,312	12,289,446
ICU Medical, Inc. *	4,789	1,146,151
IDEXX Laboratories, Inc. *	7,179	1,605,224
Illumina, Inc. *	12,292	3,819,001
Incyte Corp. *	31,782	2,733,570
Ingersoll-Rand plc	40,086	4,327,284
Inogen, Inc. *	12,052	1,149,399
Interpublic Group of Cos., Inc. (The)	111,844	2,349,842
Ionis Pharmaceuticals, Inc. *	31,996	2,597,115
IQVIA Holdings, Inc. *(a)	52,530	7,556,441
ITT, Inc.	31,687	1,837,846
Jabil, Inc.	12,578	334,449
Jazz Pharmaceuticals plc *	13,396	1,914,958
John Wiley & Sons, Inc., Class A	25,193	1,114,034
Johnson & Johnson (a)	47,510	6,641,423
Juniper Networks, Inc. (a)	242,879	6,429,007
Keysight Technologies, Inc. *(a)	132,530	11,556,616
Kinder Morgan, Inc.	19,009	380,370
Laboratory Corp. of America Holdings *	12,854	1,966,405
Liberty Media Corp.-Liberty SiriusXM, Class C *	48,729	1,863,397
LivaNova plc *	3,754	365,077
Lockheed Martin Corp. (a)	57,042	17,121,727
Marathon Petroleum Corp.	61,768	3,696,815
Masimo Corp. *(a)	53,921	7,456,196
McKesson Corp. (a)	128,701	15,065,739
MEDNAX, Inc. *	53,087	1,442,374
Medtronic plc	145,469	13,249,317
Merck & Co., Inc. (a)	276,765	23,018,544
Motorola Solutions, Inc.	27,232	3,823,917
MSC Industrial Direct Co., Inc., Class A	39,428	3,261,090
Mylan NV *(a)	277,942	7,876,876
National Instruments Corp.	126,401	5,607,148
NetApp, Inc.	89,086	6,177,223
NuVasive, Inc. *	27,307	1,550,765
nVent Electric plc	49,179	1,326,849
Omnicom Group, Inc.	33,204	2,423,560
Oshkosh Corp.	39,142	2,940,738

INVESTMENTS	SHARES	VALUE ($)
United States - 46.7% (continued)
Parker-Hannifin Corp.	7,398	$1,269,645
Patterson Cos., Inc.	17,669	386,068
Patterson-UTI Energy, Inc.	210,892	2,956,706
Pentair plc	49,869	2,219,669
Pfizer, Inc. (a)	514,393	21,846,270
Phillips 66 (a)	145,345	13,832,484
PRA Health Sciences, Inc. *(a)	77,494	8,546,813
QIAGEN NV *	402,915	16,390,582
Raytheon Co. (a)	74,307	13,529,819
Regal Beloit Corp.	13,175	1,078,637
Regeneron Pharmaceuticals, Inc. *	907	372,432
Resideo Technologies, Inc. *	16,351	315,411
ResMed, Inc.	6,574	683,499
Seagate Technology plc	42,927	2,055,774
Snap-on, Inc.	12,256	1,918,309
Southwestern Energy Co. *	586,082	2,748,725
Spirit AeroSystems Holdings, Inc., Class A (a)	165,554	15,153,158
Stryker Corp.	2,998	592,165
TE Connectivity Ltd.	75,826	6,122,950
Tech Data Corp. *(a)	60,892	6,235,950
TEGNA, Inc. (a)	584,971	8,248,091
Teledyne Technologies, Inc. *	11,826	2,802,880
Textron, Inc.	6,556	332,127
Thermo Fisher Scientific, Inc.	7,141	1,954,635
Timken Co. (The)	14,199	619,360
United Technologies Corp.	16,127	2,078,609
United Therapeutics Corp. *(a)	150,417	17,654,443
Univar, Inc. *	36,579	810,591
Valero Energy Corp. (a)	183,219	15,542,468
Varian Medical Systems, Inc. *	33,612	4,763,493
Veeva Systems, Inc., Class A *	17,870	2,266,988
Vertex Pharmaceuticals, Inc. *(a)	35,531	6,535,927
Viacom, Inc., Class B	160,108	4,494,232
Vishay Intertechnology, Inc.	46,321	855,549
Wabtec Corp.	518	38,187
WESCO International, Inc. *(a)	193,483	10,256,534
World Fuel Services Corp.	90,940	2,627,257
WW Grainger, Inc. (a)	18,042	5,429,379
Xerox Corp. (a)	264,260	8,451,035
Zebra Technologies Corp., Class A *(a)	54,368	11,391,727
Zimmer Biomet Holdings, Inc.	9,781	1,249,034
Zoetis, Inc.	10,398	1,046,767

		911,378,007

TOTAL COMMON STOCKS (Cost $1,089,197,509)		1,166,357,676

SHORT-TERM INVESTMENTS - 74.5%

INVESTMENT COMPANIES - 28.9%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund, 2.26% (c)(d)	28,896,902	28,896,902
Limited Purpose Cash Investment Fund, 2.43% (c)(e)	519,919,994	519,868,002
UBS Select Treasury Preferred Fund, Class I, 2.35% (c)	15,296,988	15,296,988

TOTAL INVESTMENT COMPANIES (Cost $564,020,359)		564,061,892

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

AQR LONG-SHORT EQUITY FUND

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. TREASURY OBLIGATIONS - 45.6%
U.S. Treasury Bills
2.41%, 4/11/2019 (2)(f)(g)	$18,543,000	$18,530,770
2.46%, 5/2/2019 (2)(f)(g)	5,598,000	5,586,678
2.46%, 5/9/2019 (2)(f)	100,000,000	99,750,361
2.46%, 5/16/2019 (2)(f)	100,000,000	99,704,667
2.49%, 5/23/2019 (2)(f)(g)	100,000,000	99,661,278
2.51%, 5/30/2019 (2)(f)(g)	127,562,000	127,070,186
2.53%, 6/6/2019 (2)(f)(h)	165,000,000	164,286,099
2.51%, 6/13/2019 (2)(f)(g)	223,594,000	222,522,279
2.44%, 9/26/2019 (2)(f)	50,727,000	50,132,564

TOTAL U.S. TREASURY OBLIGATIONS (Cost $887,080,978)		887,244,882

TOTAL SHORT-TERM INVESTMENTS (Cost $1,451,101,337)		1,451,306,774

TOTAL LONG POSITIONS (Cost $2,540,298,846)		2,617,664,450

	SHARES
SHORT POSITIONS - (39.6)%

COMMON STOCKS - (39.6)%
Brazil - 0.0% (i)
Yamana Gold, Inc.	(196,438)	(511,546)

Canada - (3.9)%
Agnico Eagle Mines Ltd.	(93,054)	(4,045,675)
AltaGas Ltd.	(192,297)	(2,531,151)
Barrick Gold Corp.	(85,731)	(1,175,285)
Bombardier, Inc., Class B *	(403,028)	(775,083)
Brookfield Asset Management, Inc., Class A	(30,960)	(1,442,414)
Cameco Corp.	(492,414)	(5,803,510)
CCL Industries, Inc., Class B	(11,886)	(481,186)
Cenovus Energy, Inc.	(425,849)	(3,696,523)
Element Fleet Management Corp.	(743,724)	(4,702,711)
Enbridge, Inc.	(324,410)	(11,749,499)
Encana Corp.	(429,905)	(3,114,065)
Franco-Nevada Corp.	(26,043)	(1,952,519)
Keyera Corp.	(23,456)	(553,073)
Kinross Gold Corp. *	(195,731)	(673,748)
Onex Corp.	(6,584)	(371,386)
Pembina Pipeline Corp.	(34,248)	(1,258,079)
PrairieSky Royalty Ltd.	(266,758)	(3,593,104)
Restaurant Brands International, Inc.	(18,190)	(1,183,402)
Saputo, Inc.	(20,642)	(703,590)
Shopify, Inc., Class A *	(7,389)	(1,525,296)
SNC-Lavalin Group, Inc.	(15,587)	(395,522)
Stars Group, Inc. (The) *	(46,955)	(820,795)
TransCanada Corp.	(248,782)	(11,173,640)
Vermilion Energy, Inc.	(21,394)	(528,146)
Wheaton Precious Metals Corp.	(429,982)	(10,235,138)
Whitecap Resources, Inc.	(323,086)	(1,114,548)

		(75,599,088)

Ghana - (0.1)%
Kosmos Energy Ltd.	(270,944)	(1,687,981)

INVESTMENTS	SHARES	VALUE ($)
Italy - (3.7)%
Banco BPM SpA (2)	(2,030,051)	$(4,206,494)
Brembo SpA (2)	(294,924)	(3,347,308)
Buzzi Unicem SpA (2)	(444,527)	(9,107,399)
Davide Campari-Milano SpA (2)	(118,779)	(1,166,960)
Ferrari NV (2)	(151,984)	(20,418,774)
Intesa Sanpaolo SpA (2)	(1,024,168)	(2,499,500)
Leonardo SpA (2)	(648,962)	(7,558,312)
Pirelli & C SpA (2)*(b)	(1,102,065)	(7,105,686)
Prysmian SpA (2)	(167,887)	(3,181,885)
Recordati SpA (2)	(86,068)	(3,353,702)
Telecom Italia SpA (2)*	(5,161,258)	(3,214,669)
Unione di Banche Italiane SpA (2)	(2,748,149)	(7,282,517)

		(72,443,206)

Luxembourg - (1.1)%
Tenaris SA (2)	(1,484,694)	(20,914,943)

Netherlands - (0.3)%
Koninklijke Vopak NV (2)	(117,542)	(5,629,922)

Singapore - (0.2)%
CapitaLand Ltd. (2)	(145,500)	(392,581)
City Developments Ltd. (2)	(76,700)	(513,311)
Singapore Telecommunications Ltd. (2)	(1,000,100)	(2,232,938)
Venture Corp. Ltd. (2)	(29,200)	(387,958)
Wilmar International Ltd. (2)	(304,200)	(743,809)

		(4,270,597)

United States - (29.7)%
Acadia Healthcare Co., Inc. *	(303,614)	(8,898,926)
AECOM *	(181,257)	(5,377,895)
Agios Pharmaceuticals, Inc. *	(159,711)	(10,770,910)
Alkermes plc *	(53,635)	(1,957,141)
Allegion plc	(32,239)	(2,924,400)
Alnylam Pharmaceuticals, Inc. *	(37,675)	(3,520,729)
AmerisourceBergen Corp.	(92,088)	(7,322,838)
Amphenol Corp., Class A	(16,023)	(1,513,212)
Antero Resources Corp. *	(38,455)	(339,558)
AO Smith Corp.	(6,921)	(369,028)
Apache Corp.	(51,060)	(1,769,740)
Arcosa, Inc.	(28,504)	(870,797)
Avanos Medical, Inc. *	(86,937)	(3,710,471)
Baker Hughes a GE Co.	(35,928)	(995,924)
Becton Dickinson and Co.	(13,271)	(3,314,167)
Belden, Inc.	(133,047)	(7,144,624)
BioMarin Pharmaceutical, Inc. *	(45,366)	(4,029,862)
Bio-Techne Corp.	(12,382)	(2,458,446)
Bluebird Bio, Inc. *	(49,056)	(7,717,980)
BWX Technologies, Inc.	(115,097)	(5,706,509)
Callon Petroleum Co. *	(1,395,199)	(10,533,752)
Catalent, Inc. *	(78,255)	(3,176,370)
Centennial Resource Development, Inc., Class A *	(473,397)	(4,161,160)
Charter Communications, Inc., Class A *	(33,331)	(11,562,857)
Cheniere Energy, Inc. *	(134,436)	(9,190,045)
Cognex Corp.	(254,018)	(12,919,355)
Coherent, Inc. *	(40,252)	(5,704,513)
Concho Resources, Inc.	(95,222)	(10,565,833)
Core Laboratories NV	(27,860)	(1,920,390)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

AQR LONG-SHORT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
United States - (29.7)% (continued)
CVS Health Corp.	(37,171)	$(2,004,632)
Deere & Co.	(67,529)	(10,793,835)
Diamond Offshore Drilling, Inc. *	(37,163)	(389,840)
Discovery, Inc., Class A *	(161,218)	(4,356,110)
Dolby Laboratories, Inc., Class A	(10,318)	(649,724)
Donaldson Co., Inc.	(12,946)	(648,077)
Dril-Quip, Inc. *	(77,839)	(3,568,918)
Dycom Industries, Inc. *	(75,376)	(3,462,773)
EnerSys	(14,071)	(916,866)
Ensco plc, Class A	(1,120,104)	(4,402,009)
EQT Corp.	(158,658)	(3,290,567)
Equitrans Midstream Corp.	(119,295)	(2,598,245)
Exact Sciences Corp. *	(16,483)	(1,427,757)
Extraction Oil & Gas, Inc. *	(188,164)	(795,934)
Fastenal Co.	(94,129)	(6,053,436)
Flowserve Corp.	(83,904)	(3,787,427)
Fortive Corp.	(31,585)	(2,649,666)
GATX Corp.	(8,716)	(665,641)
GCI Liberty, Inc., Class A *	(91,008)	(5,060,955)
Granite Construction, Inc.	(216,578)	(9,345,341)
Harris Corp.	(21,487)	(3,431,689)
HealthEquity, Inc. *	(70,715)	(5,231,496)
HEICO Corp.	(127,410)	(12,087,387)
Henry Schein, Inc. *	(72,439)	(4,354,308)
Hess Corp.	(117,451)	(7,074,074)
Hexcel Corp.	(5,415)	(374,501)
Insulet Corp. *	(211,926)	(20,152,044)
IPG Photonics Corp. *	(63,427)	(9,626,950)
Jacobs Engineering Group, Inc.	(74,804)	(5,624,513)
Liberty Broadband Corp., Class C *	(8,525)	(782,084)
Ligand Pharmaceuticals, Inc. *	(23,276)	(2,926,026)
Lions Gate Entertainment Corp., Class A	(20,588)	(321,996)
Littelfuse, Inc.	(21,281)	(3,883,357)
Live Nation Entertainment, Inc. *	(44,632)	(2,835,917)
Lumentum Holdings, Inc. *	(73,503)	(4,155,860)
MasTec, Inc. *	(188,752)	(9,078,971)
Matador Resources Co. *	(469,634)	(9,078,025)
Medidata Solutions, Inc. *	(136,609)	(10,005,243)
Meredith Corp.	(207,338)	(11,457,498)
Middleby Corp. (The) *	(105,568)	(13,727,007)
Molina Healthcare, Inc. *	(8,674)	(1,231,361)
Murphy Oil Corp.	(11,008)	(322,534)
Nabors Industries Ltd.	(708,335)	(2,436,672)
National Oilwell Varco, Inc.	(86,522)	(2,304,946)
NCR Corp. *	(127,470)	(3,478,656)
NetScout Systems, Inc. *	(136,789)	(3,839,667)
New York Times Co. (The), Class A	(197,044)	(6,472,895)
NewMarket Corp.	(8,250)	(3,576,870)
Noble Energy, Inc.	(188,621)	(4,664,597)
Nordson Corp.	(6,966)	(923,134)
NOW, Inc. *	(592,934)	(8,277,359)
Oasis Petroleum, Inc. *	(296,480)	(1,790,739)
Oceaneering International, Inc. *	(23,127)	(364,713)
ONEOK, Inc.	(236,573)	(16,522,258)

INVESTMENTS	SHARES	VALUE ($)
United States - (29.7)% (continued)
Owens Corning	(51,816)	$(2,441,570)
Parsley Energy, Inc., Class A *	(39,308)	(758,644)
Penumbra, Inc. *	(12,394)	(1,822,042)
PerkinElmer, Inc.	(41,837)	(4,031,413)
Plantronics, Inc.	(103,284)	(4,762,425)
Premier, Inc., Class A *	(278,331)	(9,599,636)
Prestige Consumer Healthcare, Inc. *	(278,710)	(8,336,216)
Pure Storage, Inc., Class A *	(59,631)	(1,299,359)
Quest Diagnostics, Inc.	(17,832)	(1,603,453)
Range Resources Corp.	(211,461)	(2,376,822)
Sage Therapeutics, Inc. *	(8,653)	(1,376,260)
Seattle Genetics, Inc. *	(150,314)	(11,008,997)
Sensata Technologies Holding plc *	(134,746)	(6,066,265)
Sirius XM Holdings, Inc.	(286,485)	(1,624,370)
Stanley Black & Decker, Inc.	(16,204)	(2,206,499)
Syneos Health, Inc. *	(75,194)	(3,892,041)
SYNNEX Corp.	(22,849)	(2,179,566)
Targa Resources Corp.	(105,215)	(4,371,683)
Teleflex, Inc.	(11,260)	(3,402,322)
Tenet Healthcare Corp. *	(22,002)	(634,538)
Terex Corp.	(11,890)	(382,026)
Toro Co. (The)	(5,751)	(395,899)
TransDigm Group, Inc. *	(14,804)	(6,720,868)
Transocean Ltd. *	(545,683)	(4,752,899)
Trimble, Inc. *	(23,225)	(938,290)
Trinity Industries, Inc.	(101,352)	(2,202,379)
United Rentals, Inc. *	(11,103)	(1,268,518)
Valmont Industries, Inc.	(8,007)	(1,041,711)
ViaSat, Inc. *	(203,519)	(15,772,723)
WABCO Holdings, Inc. *	(10,325)	(1,361,145)
Wabtec Corp.	(217,907)	(16,064,104)
Weatherford International plc *	(876,048)	(611,482)
Welbilt, Inc. *	(430,260)	(7,047,659)
WellCare Health Plans, Inc. *	(71,378)	(19,254,217)
Western Digital Corp.	(20,900)	(1,004,454)
Williams Cos., Inc. (The)	(328,795)	(9,442,992)
WPX Energy, Inc. *	(240,447)	(3,152,260)
Xylem, Inc.	(40,752)	(3,221,038)

		(578,159,317)

Zambia - (0.6)%
First Quantum Minerals Ltd.	(1,069,931)	(12,129,648)

TOTAL COMMON STOCKS (Proceeds $(798,327,448))		(771,346,248)

TOTAL SHORT POSITIONS (Proceeds $(798,327,448))		(771,346,248)

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 94.7% (Cost $1,741,971,398)		1,846,318,202

OTHER ASSETS IN EXCESS OF LIABILITIES - 5.3% (j)		102,607,782

NET ASSETS - 100.0%		$1,948,925,984

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

AQR LONG-SHORT EQUITY FUND

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$1,419,463	0.1%
Consumer Discretionary	13,864,255	0.7
Consumer Staples	751,824	0.0(i)
Energy	(61,384,593)	(3.1)
Financials	7,679,641	0.4
Health Care	257,627,881	13.2
Industrials	39,819,958	2.0
Information Technology	112,094,907	5.7
Materials	(27,030,680)	(1.4)
Real Estate	(905,891)	0.0(i)
Utilities	51,074,664	2.6
Short-Term Investments	1,451,306,774	74.5

Total Investments In Securities At Value	1,846,318,203	94.7
Other Assets in Excess of Liabilities (j)	102,607,781	5.3

Net Assets	$1,948,925,984	100.0%

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $849,074,616.
(b)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2019 amounted to $(3,426,064), which represents approximately (0.18)% of net assets of the fund.

(c)	Represents 7-day effective yield as of March 31, 2019.
(d)	All or a portion of the security pledged as collateral for forward foreign currency exchange contracts.
(e)	For the period ended March 31, 2019, transactions in and earnings from issuers considered to be an affiliated person were as follows:

AFFILIATE	SHARES HELD AT 12/31/18	SHARES PURCHASED	SHARES SOLD	SHARES HELD AT 03/31/19	VALUE AT 03/31/19	DIVIDEND INCOME	NET REALIZED GAIN (LOSS)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Other Affiliates:

SHORT-TERM INVESTMENTS - 26.7%

INVESTMENT COMPANIES - 26.7%
Limited Purpose Cash Investment Fund, 2.43% (a) (Cost $519,826,468)	193,083,657	1,487,334,196	(1,160,497,859)	519,919,994	$519,868,002	$2,742,166	$4,133	$(19,308)

(a)	Represents 7-day effective yield as of March 31, 2019.

(f)	The rate shown was the effective yield at the date of purchase.
(g)	All or a portion of the security pledged as collateral for swap contracts.
(h)	All or a portion of the security pledged as collateral for swap and futures contracts.
(i)	Represents less than 0.05% of net assets.
(j)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

AQR LONG-SHORT EQUITY FUND

Total return swap contracts outstanding as of March 31, 2019:

Over the Counter

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
MSCI Hong Kong Net Return Index	Decreases in total return of reference entity and pays the HIBOR plus or minus a specified spread (0.00%)	Increases in total return of reference entity	Monthly	JPMC	06/21/2019	HKD	111,729,090	$225,256
MSCI Italy Net Return Index	Decreases in total return of reference entity and pays the EURIBOR plus or minus a specified spread (-1.00%)	Increases in total return of reference entity	Monthly	JPMC	06/21/2019	EUR	8,176,788	305,780
MSCI Netherlands Net Return Index	Decreases in total return of reference entity and pays the EURIBOR plus or minus a specified spread (-0.25%)	Increases in total return of reference entity	Monthly	JPMC	06/21/2019	EUR	232,924	5,491
MSCI Spain Net Return Index	Decreases in total return of reference entity and pays the EURIBOR plus or minus a specified spread (-0.40%)	Increases in total return of reference entity	Monthly	JPMC	06/21/2019	EUR	710,713	3,381
Swiss Market Index June Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	JPMC	06/21/2019	CHF	28,272,000	514,155

								1,054,063

MSCI Australia Net Return Index	Decreases in total return of reference entity and pays the BBR plus or minus a specified spread (0.15%)	Increases in total return of reference entity	Monthly	JPMC	06/21/2019	AUD	1,943,339	(895)
MSCI Japan Net Return Index	Decreases in total return of reference entity and pays the LIBOR plus or minus a specified spread (-0.25%)	Increases in total return of reference entity	Monthly	JPMC	06/24/2019	JPY	6,712,222,750	(452,306)
MSCI Singapore Net Return Index	Decreases in total return of reference entity and pays the SOR plus or minus a specified spread (0.45%)	Increases in total return of reference entity	Monthly	JPMC	06/21/2019	SGD	3,679,798	(676)
MSCI Sweden Net Return Index	Decreases in total return of reference entity and pays the STIBOR plus or minus a specified spread (-2.80%)	Increases in total return of reference entity	Monthly	JPMC	06/24/2019	SEK	192,695	(118)

								(453,995)

								$600,068

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

AQR LONG-SHORT EQUITY FUND

Futures contracts outstanding as of March 31, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
Amsterdam Exchange Index	125	4/2019	EUR	$15,366,292	$394,029
CAC 40 10 Euro Index	564	4/2019	EUR	33,803,397	608,889
IBEX 35 Index	102	4/2019	EUR	10,513,229	72,299
MSCI Singapore Index	3	4/2019	SGD	79,624	334
OMXS30 Index	723	4/2019	SEK	12,024,338	110,936
DAX Index	88	6/2019	EUR	28,465,416	(21,575)
FTSE 100 Index	579	6/2019	GBP	54,383,257	1,178,970
S&P 500 E-Mini Index	3,983	6/2019	USD	565,147,869	14,352,906
S&P/TSX 60 Index	212	6/2019	CAD	30,367,075	118,765
SPI 200 Index	231	6/2019	AUD	25,304,424	(2,665)
TOPIX Index	95	6/2019	JPY	13,646,125	(56,048)

					16,756,840

Short Contracts
Hang Seng Index	(6)	4/2019	HKD	(1,111,230)	(16,466)
FTSE/MIB Index	(4)	6/2019	EUR	(465,324)	(15,637)

					(32,103)

					$16,724,737

Forward foreign currency contracts outstanding as of March 31, 2019:

Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
AUD	5,792,404	USD	4,114,872	CITI	6/19/2019	$4,054
AUD	5,792,404	USD	4,114,877	JPMC	6/19/2019	4,050
CAD	13,587,310	USD	10,159,963	CITI	6/19/2019	27,582
CAD	13,587,319	USD	10,159,982	JPMC	6/19/2019	27,569
CHF	14,424,357	USD	14,528,640	CITI	6/19/2019	66,182
CHF	14,229,581	USD	14,331,032	JPMC	6/19/2019	66,711
GBP	1,823,937	USD	2,369,371	CITI	6/19/2019	15,601
GBP	1,823,938	USD	2,369,376	JPMC	6/19/2019	15,598
JPY	1,224,996,626	USD	11,068,589	CITI	6/19/2019	52,813
JPY	1,224,996,625	USD	11,068,603	JPMC	6/19/2019	52,799
NOK	4,009,311	USD	462,784	CITI	6/19/2019	3,485
NOK	3,882,574	USD	447,852	JPMC	6/19/2019	3,679
NZD	148,764	USD	100,955	CITI	6/19/2019	508
NZD	148,764	USD	100,955	JPMC	6/19/2019	508
SEK	22,423,500	USD	2,411,837	CITI	6/19/2019	14,366
SEK	22,423,502	USD	2,412,151	JPMC	6/19/2019	14,053
USD	4,034,240	CAD	5,338,500	CITI	6/19/2019	31,519
USD	4,034,235	CAD	5,338,500	JPMC	6/19/2019	31,514
USD	1,169,971	CHF	1,154,463	CITI	6/19/2019	1,864
USD	1,169,971	CHF	1,154,464	JPMC	6/19/2019	1,864
USD	76,290	DKK	499,000	CITI	6/19/2019	773
USD	76,290	DKK	499,000	JPMC	6/19/2019	773
USD	26,108,704	EUR	22,834,062	CITI	6/19/2019	322,723

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

AQR LONG-SHORT EQUITY FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
USD	26,108,668	EUR	22,834,059	JPMC	6/19/2019	$322,691
USD	1,632,395	GBP	1,236,000	CITI	6/19/2019	16,207
USD	1,632,393	GBP	1,236,000	JPMC	6/19/2019	16,205
USD	42,194	HKD	330,000	CITI	6/19/2019	55
USD	42,194	HKD	330,000	JPMC	6/19/2019	55
USD	100,903	ILS	362,500	CITI	6/19/2019	565
USD	100,903	ILS	362,500	JPMC	6/19/2019	565
USD	905,031	NOK	7,736,906	CITI	6/19/2019	5,256
USD	905,029	NOK	7,736,892	JPMC	6/19/2019	5,255
USD	7,825	SEK	71,848	CITI	6/19/2019	51
USD	7,825	SEK	71,848	JPMC	6/19/2019	51
USD	103,964	SGD	140,500	CITI	6/19/2019	138
USD	103,963	SGD	140,500	JPMC	6/19/2019	138

Total unrealized appreciation						1,127,820

AUD	11,654,600	USD	8,346,597	CITI	6/19/2019	(59,117)
AUD	11,654,592	USD	8,346,602	JPMC	6/19/2019	(59,127)
CAD	16,814,382	USD	12,756,443	CITI	6/19/2019	(149,292)
CAD	16,814,399	USD	12,756,472	JPMC	6/19/2019	(149,309)
CHF	2,337,151	USD	2,370,824	CITI	6/19/2019	(6,053)
CHF	2,531,911	USD	2,567,885	JPMC	6/19/2019	(6,052)
DKK	20,847,221	USD	3,198,012	CITI	6/19/2019	(43,082)
DKK	20,847,222	USD	3,200,262	JPMC	6/19/2019	(45,331)
EUR	50,498,501	USD	57,739,035	CITI	6/19/2019	(712,235)
EUR	50,498,500	USD	57,739,107	JPMC	6/19/2019	(712,310)
GBP	21,863,562	USD	28,883,846	CITI	6/19/2019	(295,141)
GBP	21,863,564	USD	28,883,885	JPMC	6/19/2019	(295,177)
HKD	55,056,500	USD	7,039,730	CITI	6/19/2019	(9,405)
HKD	55,056,500	USD	7,039,738	JPMC	6/19/2019	(9,415)
ILS	3,792,000	USD	1,056,891	CITI	6/19/2019	(7,287)
ILS	3,792,000	USD	1,056,926	JPMC	6/19/2019	(7,322)
JPY	3,674,989,875	USD	33,509,005	CITI	6/19/2019	(144,797)
JPY	3,674,989,875	USD	33,509,047	JPMC	6/19/2019	(144,839)
NOK	7,511,695	USD	878,915	CITI	6/19/2019	(5,333)
NOK	7,638,420	USD	893,833	JPMC	6/19/2019	(5,511)
NZD	495,235	USD	339,770	CITI	6/19/2019	(2,003)
NZD	495,236	USD	339,771	JPMC	6/19/2019	(2,003)
SEK	22,423,500	USD	2,439,552	CITI	6/19/2019	(13,349)
SEK	22,423,499	USD	2,439,734	JPMC	6/19/2019	(13,532)
SGD	8,222,857	USD	6,100,216	CITI	6/19/2019	(23,767)
SGD	8,222,858	USD	6,100,224	JPMC	6/19/2019	(23,774)
USD	339,751	AUD	482,000	CITI	6/19/2019	(2,995)
USD	339,750	AUD	482,000	JPMC	6/19/2019	(2,995)
USD	416,023	CAD	557,500	CITI	6/19/2019	(1,981)
USD	416,023	CAD	557,500	JPMC	6/19/2019	(1,982)
USD	8,566,568	CHF	8,508,743	CITI	6/19/2019	(42,729)
USD	8,566,562	CHF	8,508,748	JPMC	6/19/2019	(42,741)
USD	2,196,303	JPY	243,516,500	CITI	6/19/2019	(14,515)
USD	2,196,301	JPY	243,516,500	JPMC	6/19/2019	(14,518)
USD	464,344	NOK	4,020,347	CITI	6/19/2019	(3,210)
USD	464,342	NOK	4,020,340	JPMC	6/19/2019	(3,211)
USD	33,224	NZD	49,000	CITI	6/19/2019	(196)
USD	33,224	NZD	49,000	JPMC	6/19/2019	(196)
USD	195,115	SEK	1,806,271	CITI	6/19/2019	(322)
USD	195,115	SEK	1,806,272	JPMC	6/19/2019	(322)
USD	99,275	SGD	134,500	CITI	6/19/2019	(116)
USD	99,275	SGD	134,500	JPMC	6/19/2019	(116)

Total unrealized depreciation						(3,076,708)

Net unrealized depreciation						$(1,948,888)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

AQR LONG-SHORT EQUITY FUND

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

ILS - Israeli Shekel

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

Total Return Basket Swaps Outstanding at March 31, 2019

Over the Counter

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
DTBK	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the BBR plus or minus a specified spread (-0.05% to 0.03%), which is denominated in AUD based on the local currencies of the positions within the swap.	61 months maturity 09/21/2021	$100,903,101	$1,892,479	$126,331	$2,018,810

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Australia
Adelaide Brighton Ltd.	149,121	$476,872	$(118,608)	(5.9)%
AGL Energy Ltd.	190,777	2,950,754	(109,107)	(5.4)
Aurizon Holdings Ltd.	1,878,528	6,073,249	(160,100)	(7.9)
Bendigo & Adelaide Bank Ltd.	84,858	584,018	(6,402)	(0.3)
BlueScope Steel Ltd.	505,305	5,015,406	646,580	32.0
Caltex Australia Ltd.	211,553	3,935,777	(783,910)	(38.8)
CIMIC Group Ltd.	174,359	5,989,103	1,631,728	80.8
Flight Centre Travel Group Ltd.	11,732	350,474	(6,398)	(0.3)
Harvey Norman Holdings Ltd.	204,832	584,891	(10,082)	(0.5)
Iluka Resources Ltd.	340,345	2,179,862	(28,128)	(1.4)
Incitec Pivot Ltd.	164,031	363,733	(19,134)	(0.9)
Newcrest Mining Ltd.	185,777	3,364,427	539,085	26.7
Origin Energy Ltd.	285,811	1,463,068	(175,386)	(8.7)
Qantas Airways Ltd.	929,575	3,740,553	(7,084)	(0.4)
Santos Ltd.	679,596	3,290,447	50,719	2.5
South32 Ltd.	1,074,714	2,854,215	(64,235)	(3.2)
Wesfarmers Ltd.	15,082	371,393	13,775	0.7
Woodside Petroleum Ltd.	239,138	5,870,847	610,443	30.2
WorleyParsons Ltd.	58,652	588,669	(25,114)	(1.2)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Short Positions

Common Stock

Australia
Amcor Ltd.	(127,838)	$(1,398,724)	$(58,342)	(2.9)%
AMP Ltd.	(694,563)	(1,037,312)	77,959	3.9
APA Group	(238,842)	(1,695,447)	(351,320)	(17.4)
AusNet Services	(425,818)	(536,974)	(43,066)	(2.1)
Challenger Ltd.	(966,068)	(5,693,728)	2,151,833	106.6
Cochlear Ltd.	(3,984)	(491,237)	34,099	1.7
CSL Ltd.	(79,254)	(10,996,682)	(220,069)	(10.9)
Medibank Pvt Ltd.	(434,227)	(852,331)	29,918	1.5
Ramsay Health Care Ltd.	(117,388)	(5,367,995)	(118,118)	(5.9)
REA Group Ltd.	(12,724)	(675,721)	(82,078)	(4.1)
SEEK Ltd.	(664,719)	(8,292,463)	264,420	13.1
Sonic Healthcare Ltd.	(45,609)	(795,990)	(32,142)	(1.6)
Sydney Airport	(245,215)	(1,294,451)	(86,955)	(4.3)
Tabcorp Holdings Ltd.	(162,170)	(532,171)	(8,479)	(0.4)
TPG Telecom Ltd.	(192,167)	(948,904)	(219,348)	(10.9)
Transurban Group	(322,604)	(3,025,736)	(329,555)	(16.3)
Treasury Wine Estates Ltd.	(52,859)	(561,109)	41,072	2.0
Vocus Group Ltd.	(1,084,739)	(2,845,501)	(1,014,516)	(50.3)

Ireland
James Hardie Industries plc	(295,522)	(3,812,867)	(121,476)	(6.0)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
DTBK	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the GBP/USD 1 Week Forward FX Swap Rate plus or minus a specified spread (-0.15% to 0.03%), which is denominated in GBP based on the local currencies of the positions within the swap.	111 months maturity 08/19/2022	$358,480,788	$(14,400,748)	$(525,990)	$(14,926,738)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

AQR LONG-SHORT EQUITY FUND

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Australia
BHP Group plc	310,183	$7,483,777	$437,717	(2.9)%
Rio Tinto plc	96,059	5,583,246	137,131	(0.9)

Netherlands
Royal Dutch Shell plc	247,488	7,777,539	(1,154)	0.0

Russia
Evraz plc	1,281,255	10,366,045	2,483,497	(16.6)

South Africa
Anglo American plc	69,887	1,869,224	83,692	(0.6)
Investec plc	723,107	4,166,954	(1,190,553)	8.0

Switzerland
IWG plc	606,809	1,971,614	105,833	(0.7)

United Kingdom
BP plc	866,459	6,291,773	161,607	(1.1)
BT Group plc	5,398,630	15,684,750	(1,032,559)	6.9
Burberry Group plc	798,902	20,361,367	(1,492,320)	10.0
Centrica plc	9,727,600	14,490,210	(3,802,233)	25.5
Close Brothers Group plc	164,765	3,124,049	(120,405)	0.8
Drax Group plc	1,186,693	5,851,356	(59,647)	0.4
Inchcape plc	650,789	4,842,351	(1,488,592)	10.0
Indivior plc	2,429,111	3,040,841	(989,689)	6.6
J Sainsbury plc	1,126,231	3,456,019	(303,362)	2.0
Man Group plc	3,032,765	5,372,361	(1,587,689)	10.6
Meggitt plc	578,513	3,792,459	(318,806)	2.1
Mondi plc	119,361	2,643,026	(291,231)	2.0
Moneysupermarket.com Group plc	1,303,329	6,318,853	1,187,848	(8.0)
National Grid plc	865,396	9,606,181	262,473	(1.8)
Royal Mail plc	769,795	2,391,981	(741,473)	5.0
Tate & Lyle plc	559,559	5,292,509	(5,646)	0.0
Vodafone Group plc	4,073,332	7,422,629	29,991	(0.2)
WH Smith plc	63,518	1,757,222	85,651	(0.6)
William Hill plc	2,175,673	4,552,472	(3,419,627)	22.9

Short Positions

Common Stock

United Arab Emirates
NMC Health plc	(419,013)	(12,489,411)	4,189,290	(28.1)

United Kingdom
Admiral Group plc	(70,192)	(1,985,455)	(28,173)	0.2
ASOS plc	(291,033)	(12,153,295)	3,128,771	(21.0)
Babcock International Group plc	(327,323)	(2,106,023)	939,839	(6.3)
Bunzl plc	(62,782)	(2,072,187)	(48,602)	0.3
Compass Group plc	(93,989)	(2,211,412)	(75,470)	0.5
ConvaTec Group plc	(1,332,903)	(2,459,433)	924,097	(6.2)
GVC Holdings plc	(559,907)	(4,082,062)	516,416	(3.5)
Hargreaves Lansdown plc	(350,491)	(8,514,757)	(1,381,071)	9.3
HSBC Holdings plc	(1,472,329)	(11,963,936)	577,130	(3.9)
Informa plc	(331,494)	(3,214,510)	(177,588)	1.2
John Wood Group plc	(1,955,767)	(12,927,689)	2,617,608	(17.5)
Just Eat plc	(286,209)	(2,800,670)	(110,366)	0.7
Melrose Industries plc	(4,995,034)	(11,930,856)	(1,226,863)	8.2
Merlin Entertainments plc	(1,406,968)	(6,298,262)	269,119	(1.8)
Micro Focus International plc	(1,176,077)	(30,577,321)	(11,440,975)	76.6

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
United Kingdom (continued)
Ocado Group plc	(303,890)	$(5,425,791)	$(1,909,741)	12.8%
Prudential plc	(170,432)	(3,416,391)	(127)	0.0
Royal Bank of Scotland Group plc	(819,401)	(2,638,530)	(41,934)	0.3
Sage Group plc (The)	(213,976)	(1,955,712)	(282,752)	1.9
SSE plc	(252,573)	(3,907,766)	32,037	(0.2)
St James’s Place plc	(338,351)	(4,534,299)	12,585	(0.1)
Weir Group plc (The)	(320,160)	(6,507,257)	1,292,708	(8.7)
Whitbread plc	(84,830)	(5,613,725)	(207,634)	1.4

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
DTBK	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the HKD/USD 1 Month Forward FX Swap Rate plus or minus a specified spread (-0.08% to 0.04%), which is denominated in HKD based on the local currencies of the positions within the swap.	61 months maturity 01/19/2022	$66,844,022	$926,806	$(178,579)	$748,227

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Hong Kong
Chow Tai Fook Jewellery Group Ltd.	2,626,000	$2,658,256	$(103,300)	(13.8)%
CK Asset Holdings Ltd.	149,500	1,331,417	73,620	9.8
CLP Holdings Ltd.	29,500	342,159	(13,214)	(1.8)
Hang Lung Properties Ltd.	505,000	1,233,431	242,452	32.4
Henderson Land Development Co. Ltd.	90,600	576,610	219,487	29.3
Hysan Development Co. Ltd.	116,000	621,783	1,131	0.2
Kerry Properties Ltd.	1,342,500	6,002,079	1,381,108	184.6
Li & Fung Ltd.	13,814,000	2,488,540	(1,031,686)	(137.9)
Melco International Development Ltd.	2,691,000	6,313,043	(1,473,387)	(196.9)
New World Development Co. Ltd.	237,000	393,352	11,764	1.6
Sino Land Co. Ltd.	544,000	1,053,332	142,459	19.0
Sun Hung Kai Properties Ltd.	22,500	386,791	4,510	0.6
Swire Properties Ltd.	465,400	2,003,028	329,153	44.0
WH Group Ltd.	316,500	338,537	(4,172)	(0.6)
Wharf Holdings Ltd. (The)	113,000	341,607	(13,220)	(1.8)
Wheelock & Co. Ltd.	389,000	2,854,904	503,793	67.3
Yue Yuen Industrial Holdings Ltd.	1,056,500	3,637,273	743,858	99.4

Macau
Wynn Macau Ltd.	536,000	1,265,843	61,711	8.2

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Short Positions

Common Stock

China
Minth Group Ltd.	(1,162,000)	$(3,663,960)	$1,445,007	193.1%

Hong Kong
AIA Group Ltd.	(968,600)	(9,685,778)	(1,475,979)	(197.3)
ASM Pacific Technology Ltd.	(609,900)	(6,814,993)	1,427,014	190.7
Hang Seng Bank Ltd.	(19,400)	(479,042)	(24,433)	(3.3)
Hong Kong & China Gas Co. Ltd.	(156,000)	(374,126)	(23,254)	(3.1)
MTR Corp. Ltd.	(1,665,876)	(10,321,557)	(1,422,689)	(190.1)
Wharf Real Estate Investment Co. Ltd.	(84,000)	(626,027)	(39,330)	(5.3)

Macau
Sands China Ltd.	(123,600)	(622,073)	(42,017)	(5.6)

United States
Samsonite International SA	(129,000)	(414,481)	6,420	0.9

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
DTBK	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the JPY/USD 1 Week Forward FX Swap Rate plus or minus a specified spread (-0.15% to 0.03%), which is denominated in JPY based on the local currencies of the positions within the swap.	99 months maturity 08/20/2021	$986,707,641	$(30,610,320)	$3,496,039	$(27,114,281)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Japan
Alfresa Holdings Corp.	321,700	$9,167,410	$2,004,653	(7.4)%
Astellas Pharma, Inc.	683,600	10,271,626	179,326	(0.7)
Bandai Namco Holdings, Inc.	239,800	11,258,840	2,683,901	(9.9)
Haseko Corp.	1,134,000	14,292,712	74,157	(0.3)
Hitachi Ltd.	335,800	10,910,353	(1,149,170)	4.2
Idemitsu Kosan Co. Ltd.	224,800	7,519,137	(3,050,885)	11.3
Inpex Corp.	1,031,500	9,812,578	(2,831,443)	10.4
Itochu Techno-Solutions Corp.	401,500	9,393,672	2,969,072	(11.0)
Japan Airlines Co. Ltd.	768,500	27,081,598	(1,709,013)	6.3
JFE Holdings, Inc.	547,900	9,325,706	(2,640,839)	9.7
JXTG Holdings, Inc.	2,517,100	11,490,413	(3,630,551)	13.4
Kajima Corp.	1,000,800	14,804,566	(2,947,576)	10.9
Matsumotokiyoshi Holdings Co. Ltd.	262,200	8,760,858	143,922	(0.5)
Medipal Holdings Corp.	313,100	7,449,851	1,600,423	(5.9)
Mitsubishi UFJ Financial Group, Inc.	1,858,700	9,192,748	(1,268,513)	4.7

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Japan (continued)
Nippon Telegraph & Telephone Corp.	255,300	$10,883,718	$89,806	(0.3)%
Obayashi Corp.	1,161,400	11,705,385	(2,277,318)	8.4
Otsuka Corp.	213,000	7,968,829	(261,084)	1.0
Sojitz Corp.	2,266,000	8,006,591	183,501	(0.7)
Square Enix Holdings Co. Ltd.	299,100	10,512,330	428,485	(1.6)
Sumitomo Dainippon Pharma Co. Ltd.	342,700	8,505,500	(435,621)	1.6
Taiheiyo Cement Corp.	408,000	13,626,764	(743,860)	2.7
Taisei Corp.	365,600	17,008,728	(1,249,195)	4.6
Tokyo Electric Power Co. Holdings, Inc.	1,236,400	7,821,600	1,340,650	(4.9)
Tosoh Corp.	778,300	12,143,979	(3,808,531)	14.0

Short Positions

Common Stock

Japan
Asahi Intecc Co. Ltd.	(149,500)	(7,040,656)	(353,968)	1.3
Asics Corp.	(534,300)	(7,189,809)	1,302,720	(4.8)
Calbee, Inc.	(282,900)	(7,640,588)	2,447,966	(9.0)
Daifuku Co. Ltd.	(287,400)	(15,033,683)	(1,379,198)	5.1
FamilyMart UNY Holdings Co. Ltd.	(411,200)	(10,481,849)	1,554,408	(5.7)
Fast Retailing Co. Ltd.	(49,700)	(23,406,765)	255,874	(0.9)
Isetan Mitsukoshi Holdings Ltd.	(683,900)	(6,918,832)	902,671	(3.3)
Kansai Paint Co. Ltd.	(360,200)	(6,885,206)	1,556,339	(5.7)
Keikyu Corp.	(407,800)	(6,928,491)	1,104,021	(4.1)
Keio Corp.	(115,700)	(7,484,271)	(2,593,273)	9.6
Keyence Corp.	(12,600)	(7,877,457)	(986,526)	3.6
Kikkoman Corp.	(165,800)	(8,152,577)	(2,120,144)	7.8
M3, Inc.	(783,800)	(13,191,101)	630,863	(2.3)
Marui Group Co. Ltd.	(781,600)	(15,803,294)	(3,480,055)	12.8
Murata Manufacturing Co. Ltd.	(201,000)	(10,059,043)	(93,967)	0.3
Nidec Corp.	(70,800)	(9,015,312)	346,610	(1.3)
Nintendo Co. Ltd.	(38,600)	(11,066,273)	2,823,118	(10.4)
Nippon Paint Holdings Co. Ltd.	(345,400)	(13,634,342)	(1,993,657)	7.4
Odakyu Electric Railway Co. Ltd.	(379,400)	(9,206,729)	(1,541,260)	5.7
PeptiDream, Inc.	(166,500)	(8,200,150)	(1,749,402)	6.5
Ricoh Co. Ltd.	(1,841,400)	(19,283,643)	(1,653,225)	6.1
Shimano, Inc.	(110,800)	(18,040,119)	(2,499,903)	9.2
TDK Corp.	(87,100)	(6,855,136)	1,344,045	(5.0)
Terumo Corp.	(436,600)	(13,362,446)	(1,250,719)	4.6
Yaskawa Electric Corp.	(563,900)	(17,804,328)	5,335,452	(19.7)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the EURIBOR or EONIA plus or minus a specified spread (-0.60% to 0.03%), which is denominated in EUR based on the local currencies of the positions within the swap.	1-61 months maturity ranging from 04/05/2019 - 03/21/2024	$267,740,456	$4,384,759	$(953,958)	$3,430,801

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

AQR LONG-SHORT EQUITY FUND

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

France
Arkema SA	15,228	$1,452,724	$(186,885)	(5.4)%
Atos SE	131,279	12,673,439	(3,500,513)	(102.0)
AXA SA	285,065	7,169,639	245,478	7.2
Bouygues SA	10,400	371,786	15,438	0.4
Bureau Veritas SA	27,262	639,588	41,080	1.2
Capgemini SE	54,661	6,632,667	244,374	7.1
Carrefour SA	37,195	695,070	(16,735)	(0.5)
Cie de Saint-Gobain	36,373	1,318,848	1,199	0.0
CNP Assurances	95,990	2,113,508	(118,179)	(3.4)
Dassault Systemes SE	5,610	836,163	32,186	0.9
Engie SA	2,299,775	34,296,196	(1,609,710)	(46.9)
Eutelsat Communications SA	212,798	3,726,513	(705,480)	(20.6)
Peugeot SA	673,570	16,436,213	594,777	17.3
Sanofi	61,733	5,458,689	324,869	9.5
Teleperformance	32,192	5,787,054	415,621	12.1
Thales SA	46,546	5,576,682	150,926	4.4
TOTAL SA	299,348	16,658,513	(794,411)	(23.2)
Veolia Environnement SA	32,043	716,926	35,459	1.0

Luxembourg
SES SA	654,666	10,186,240	(3,312,629)	(96.6)

Short Positions

Common Stock

France
Accor SA	(122,553)	(4,964,529)	1,103,100	32.2
Air France-KLM	(148,686)	(1,672,227)	(282,708)	(8.2)
Altran Technologies SA	(695,268)	(7,636,034)	(1,804,093)	(52.6)
BioMerieux	(9,278)	(767,377)	(72,113)	(2.1)
Bollore SA	(874,626)	(3,954,943)	343,488	10.0
Bollore SA	(3,946)	(17,655)	(18,191)	(0.5)
Cie Plastic Omnium SA	(39,875)	(1,062,310)	(18,942)	(0.6)
Edenred	(39,083)	(1,779,861)	(1,078,592)	(31.4)
Electricite de France SA	(63,140)	(864,347)	(451,815)	(13.2)
Elior Group SA	(119,756)	(1,603,550)	77,799	2.3
EssilorLuxottica SA	(36,277)	(3,962,895)	375,969	11.0
Iliad SA	(146,129)	(14,683,054)	10,019,486	292.0
Imerys SA	(6,056)	(302,103)	29,114	0.8
Ingenico Group SA	(202,417)	(14,459,010)	862,876	25.2
JCDecaux SA	(114,791)	(3,493,556)	130,936	3.8
Orpea	(61,290)	(7,359,235)	(494,404)	(14.4)
Remy Cointreau SA	(38,394)	(5,121,178)	(295,420)	(8.6)
Safran SA	(2,808)	(384,867)	(21,464)	(0.6)
SEB SA	(16,341)	(2,751,218)	(374,688)	(10.9)
Sodexo SA	(20,063)	(2,209,325)	(87,043)	(2.5)
Suez	(262,638)	(3,479,993)	17,985	0.5
Ubisoft Entertainment SA	(32,202)	(2,871,541)	(405,663)	(11.8)
Valeo SA	(718,327)	(20,854,988)	6,018,897	175.4
Vivendi SA	(583,618)	(16,913,290)	(3,032,500)	(88.4)
Worldline SA	(18,257)	(1,081,870)	(30,750)	(0.9)

Luxembourg
Eurofins Scientific SE	(25,933)	(10,743,042)	2,016,630	58.8

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

AQR LONG-SHORT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR and Federal Funds Floating Rate plus or minus a specified spread (-0.06% to 0.03%), which is denominated in USD based on the local currencies of the positions within the swap.	60-61 months maturity ranging from 04/19/2023 - 03/21/2024	$2,238,354,693	$(4,889,719)	$(13,394,267)	$(18,283,986)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

United States
Adobe, Inc.	68,739	$18,318,256	$(132,031)	0.7%
Aflac, Inc.	317,626	15,881,300	1,512,713	(8.3)
Allstate Corp. (The)	208,638	19,649,527	(656,322)	3.6
Assured Guaranty Ltd.	378,202	16,803,515	2,825,169	(15.5)
Cadence Design Systems, Inc.	202,299	12,848,009	4,585,250	(25.1)
Celanese Corp.	117,285	11,565,474	(1,621,487)	8.9
CenterPoint Energy, Inc.	346,556	10,639,269	(89,391)	0.5
Cognizant Technology Solutions Corp.	161,899	11,729,583	(1,202,230)	6.6
Deckers Outdoor Corp.	76,844	11,295,300	3,613,558	(19.8)
eBay, Inc.	285,900	10,618,326	1,141,299	(6.2)
Exelon Corp.	457,664	22,942,696	2,805,852	(15.3)
Fidelity National Financial, Inc.	332,758	12,162,305	(711,540)	3.9
Foot Locker, Inc.	192,820	11,684,892	2,275,308	(12.4)
Fortinet, Inc.	131,187	11,015,772	(298,761)	1.6
International Business Machines Corp.	158,009	22,295,070	(1,387,768)	7.6
Intuit, Inc.	94,827	24,788,726	3,566,411	(19.5)
Kimberly-Clark Corp.	105,776	13,105,646	730,666	(4.0)
Micron Technology, Inc.	271,398	11,216,879	1,106,666	(6.1)
Microsoft Corp.	220,408	25,994,920	2,373,202	(13.0)
Procter & Gamble Co. (The)	105,683	10,996,316	541,777	(3.0)
Public Service Enterprise Group, Inc.	247,814	14,722,630	824,140	(4.5)
Reinsurance Group of America, Inc.	77,064	10,941,547	(854,640)	4.7
Symantec Corp.	675,185	15,522,503	2,140,806	(11.7)

Short Positions

Common Stock

United States
Albemarle Corp.	(199,345)	(16,342,303)	2,977,757	(16.3)
Allegheny Technologies, Inc.	(530,044)	(13,553,225)	174,682	(1.0)
Aptiv plc	(216,378)	(17,199,887)	556,083	(3.0)
CarMax, Inc.	(192,237)	(13,418,143)	(1,308,433)	7.2
Charles Schwab Corp. (The)	(293,646)	(12,556,303)	2,888,779	(15.8)
Colony Capital, Inc.	(2,423,160)	(12,891,211)	1,310,221	(7.2)
Conagra Brands, Inc.	(650,833)	(18,054,107)	(3,467,806)	19.0

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
United States (continued)
Cree, Inc.	(240,691)	$(13,772,339)	$(4,245,714)	23.2%
Dunkin’ Brands Group, Inc.	(205,289)	(15,417,204)	(2,981,641)	16.3
First Republic Bank	(148,004)	(14,868,482)	8,665	(0.0)
Global Payments, Inc.	(171,228)	(23,376,047)	(3,732,734)	20.4
International Flavors & Fragrances, Inc.	(89,293)	(11,500,045)	(171,889)	0.9
Macquarie Infrastructure Corp.	(399,899)	(16,483,837)	(372,384)	2.0
Martin Marietta Materials, Inc.	(78,457)	(15,783,979)	(433,375)	2.4
Marvell Technology Group Ltd.	(654,511)	(13,018,224)	(2,794,707)	15.3
McCormick & Co., Inc. (Non-Voting)	(126,335)	(19,029,841)	(5,258,731)	28.8
Microchip Technology, Inc.	(150,925)	(12,520,738)	(1,391,169)	7.6
New York Community Bancorp, Inc.	(1,902,631)	(22,013,441)	(1,160,947)	6.3
Post Holdings, Inc.	(202,366)	(22,138,840)	(5,888,851)	32.2
Sempra Energy	(188,536)	(23,729,141)	(2,373,050)	13.0
Sterling Bancorp	(1,082,780)	(20,172,191)	3,918,173	(21.4)
Stifel Financial Corp.	(241,574)	(12,745,444)	1,486,077	(8.1)
Tesla, Inc.	(77,023)	(21,555,657)	(460,983)	2.5
United Bankshares, Inc.	(304,148)	(11,022,324)	(578,934)	3.2
Universal Display Corp.	(86,350)	(13,198,598)	(2,792,604)	15.3
VEREIT, Inc.	(2,917,871)	(24,422,580)	(4,305,194)	23.5
Visteon Corp.	(160,140)	(10,785,429)	3,050,768	(16.7)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Swiss Average Rate Overnight (“SARON”) plus or minus a specified spread (-2.75% to 0.35%), which is denominated in CHF based on the local currencies of the positions within the swap.	3-15 months maturity 05/10/2019	$114,639,796	$5,598,284	$1,292,889	$6,891,173

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Switzerland
Adecco Group AG (Registered)	161,275	$8,612,825	$(2,153,040)	(31.2)%
Barry Callebaut AG (Registered)	210	379,582	17,865	0.3
GAM Holding AG	105,015	328,018	(110,516)	(1.6)
Georg Fischer AG (Registered)	2,212	2,016,704	(807,957)	(11.7)
Helvetia Holding AG (Registered)	2,812	1,717,668	71,349	1.0
Nestle SA (Registered)	112,057	10,684,681	654,832	9.5
Roche Holding AG	39,972	11,014,480	74,420	1.1
Sonova Holding AG (Registered)	24,355	4,826,426	277,514	4.0
Swiss Life Holding AG (Registered)	21,770	9,591,866	2,108,606	30.6
Zurich Insurance Group AG	9,440	3,124,986	229,808	3.3

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Short Positions

Common Stock

Austria
ams AG	(262,507)	$(7,096,239)	$5,718,477	83.0%

Switzerland
Chocoladefabriken Lindt & Spruengli AG	(935)	(6,357,431)	(1,063,173)	(15.4)
Cie Financiere Richemont SA (Registered)	(62,550)	(4,563,231)	(26,135)	(0.4)
Credit Suisse Group AG (Registered)	(479,843)	(5,593,252)	1,800,941	26.1
DKSH Holding AG	(5,451)	(314,385)	86,676	1.3
dormakaba Holding AG	(803)	(575,386)	(44,244)	(0.6)
EMS-Chemie Holding AG (Registered)	(657)	(356,647)	8,289	0.1
Geberit AG (Registered)	(1,615)	(660,519)	(21,736)	(0.3)
Givaudan SA (Registered)	(584)	(1,494,767)	(54,414)	(0.8)
Idorsia Ltd.	(66,839)	(1,178,212)	(50,354)	(0.7)
Julius Baer Group Ltd.	(76,707)	(3,102,966)	6,245	0.1
Kuehne + Nagel International AG (Registered)	(3,941)	(540,728)	(3,703)	(0.1)
LafargeHolcim Ltd. (Registered)	(39,472)	(1,951,601)	(55,154)	(0.8)
Lonza Group AG (Registered)	(33,895)	(10,522,932)	(462,499)	(6.7)
OC Oerlikon Corp. AG (Registered)	(27,514)	(352,408)	8,178	0.1
Sika AG (Registered)	(3,748)	(524,166)	(30,687)	(0.4)
Straumann Holding AG (Registered)	(1,396)	(1,141,230)	(100,104)	(1.5)
Sunrise Communications Group AG	(12,864)	(947,414)	68,029	1.0
Swisscom AG (Registered)	(6,854)	(3,353,461)	(260,349)	(3.8)
Vifor Pharma AG	(86,570)	(11,715,585)	(288,880)	(4.2)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Copenhagen Interbank Offered Rate (“CIBOR”) plus or minus a specified spread (-0.35% to 0.35%), which is denominated in DKK based on the local currencies of the positions within the swap.	12-24 months maturity 02/12/2020	$97,974,269	$7,100,279	$611,671	$7,711,950

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Denmark
Carlsberg A/S	45,895	$5,739,088	$794,488	10.3%
GN Store Nord A/S	288,428	13,395,309	4,548,146	59.0
H Lundbeck A/S	245,369	10,640,443	(407,307)	(5.3)
Novo Nordisk A/S	84,147	4,397,974	243,673	3.2
Orsted A/S	116,839	8,862,272	2,266,410	29.4
Pandora A/S	186,204	8,724,894	(212,030)	(2.7)
Rockwool International A/S	6,968	1,634,085	(135,330)	(1.8)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Short Positions

Common Stock

Denmark
AP Moller - Maersk A/S	(14,202)	$(18,005,981)	$1,743,407	22.6%
Chr Hansen Holding A/S	(17,616)	(1,788,095)	(141,946)	(1.8)
Dfds A/S	(19,896)	(823,691)	63,547	0.8
FLSmidth & Co. A/S	(7,645)	(330,588)	23,367	0.3
Genmab A/S	(124,594)	(21,619,261)	(1,593,800)	(20.7)
ISS A/S	(24,111)	(734,342)	(31,468)	(0.4)
Novozymes A/S	(8,011)	(368,432)	(12,449)	(0.2)
Tryg A/S	(33,142)	(909,814)	(48,429)	(0.6)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the EONIA plus or minus a specified spread (-2.25% to 0.35%), which is denominated in EUR based on the local currencies of the positions within the swap.	10-24 months maturity 12/17/2019	$578,024,905	$(5,809,086)	$57,361	$(5,751,725)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Belgium
Ageas	345,543	$16,667,809	$409,888	(7.1)%
UCB SA	140,903	12,103,896	1,466,068	(25.5)

Finland
Neste OYJ	261,482	27,874,165	10,566,202	(183.7)
UPM-Kymmene OYJ	257,090	7,508,802	(864,920)	15.0

Germany
adidas AG	17,393	4,230,349	323,790	(5.6)
Allianz SE (Registered)	50,234	11,194,527	448,449	(7.8)
Covestro AG	474,043	26,153,540	(18,842,296)	327.6
Deutsche Lufthansa AG (Registered)	989,819	21,757,236	(8,569,164)	149.0
E.ON SE	1,295,526	14,416,920	754,070	(13.1)
Rheinmetall AG	75,408	7,872,200	(1,350,452)	23.5

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Germany (continued)
Salzgitter AG	141,571	$4,100,276	$(3,128,139)	54.4%
SAP SE	61,407	7,098,927	628,229	(10.9)
Software AG	144,702	4,897,978	(2,290,560)	39.8
Wirecard AG	44,419	5,580,037	(2,709,999)	47.1

Netherlands
ASM International NV	71,445	3,882,352	(714,196)	12.4
ASR Nederland NV	237,847	9,910,217	809,028	(14.1)
Koninklijke Ahold Delhaize NV	1,272,983	33,891,600	6,534,071	(113.6)
NN Group NV	160,625	6,683,036	103,052	(1.8)
Signify NV	402,908	10,787,180	(3,825,988)	66.5

Spain
Amadeus IT Group SA	78,685	6,306,518	845,405	(14.7)
Endesa SA	981,061	25,037,092	6,101,606	(106.1)
Iberdrola SA	1,660,337	14,577,375	1,109,829	(19.3)
Mapfre SA	2,373,369	6,542,010	(793,614)	13.8
Red Electrica Corp. SA	176,422	3,760,731	(127,260)	2.2

Short Positions

Common Stock

Belgium
Anheuser-Busch InBev SA/NV	(223,135)	(18,730,879)	1,666,265	(29.0)
Umicore SA	(200,552)	(8,926,066)	(238,252)	4.1

Finland
Huhtamaki OYJ	(132,600)	(4,941,067)	(105,935)	1.8
Outokumpu OYJ	(1,289,008)	(4,692,159)	1,563,861	(27.2)

Germany
1&1 Drillisch AG	(122,463)	(4,364,177)	969,055	(16.8)
Continental AG	(51,966)	(7,839,533)	23,216	(0.4)
Daimler AG (Registered)	(192,993)	(11,325,463)	(410,509)	7.1
Delivery Hero SE	(106,455)	(3,847,331)	173,732	(3.0)
Deutsche Bank AG (Registered)	(2,109,397)	(17,195,836)	5,942,554	(103.3)
GEA Group AG	(273,751)	(7,174,687)	4,268,633	(74.2)
Infineon Technologies AG	(277,484)	(5,508,728)	23,026	(0.4)
OSRAM Licht AG	(285,429)	(9,832,799)	1,871,885	(32.5)
RWE AG	(148,975)	(4,000,309)	(268,012)	4.7
thyssenkrupp AG	(598,683)	(8,235,420)	603,005	(10.5)
United Internet AG (Registered)	(141,724)	(5,182,277)	132,997	(2.3)
Zalando SE	(277,196)	(10,829,829)	1,176,040	(20.4)

Netherlands
Boskalis Westminster	(224,033)	(5,799,639)	250,596	(4.4)
OCI NV	(162,334)	(4,471,958)	(1,144,166)	19.9
SBM Offshore NV	(428,984)	(8,171,832)	(1,634,488)	28.4

Spain
Banco Santander SA	(1,025,802)	(4,763,342)	(98,711)	1.7
Bankia SA	(3,763,247)	(9,757,417)	6,118,949	(106.4)
Cellnex Telecom SA	(396,234)	(11,632,575)	(2,483,933)	43.2
Ferrovial SA	(475,353)	(11,139,162)	(1,911,046)	33.2
Grifols SA	(524,366)	(14,703,242)	(921,383)	16.0
Industria de Diseno Textil SA	(147,742)	(4,343,826)	(6,109)	0.1

United States
QIAGEN NV	(323,698)	(13,139,594)	(3,440,090)	59.8

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

AQR LONG-SHORT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Norway Interbank Offered Rate (“NIBOR”) plus or minus a specified spread (-0.35% to 0.35%), which is denominated in NOK based on the local currencies of the positions within the swap.	23-24 months maturity 02/12/2020	$54,097,962	$(1,748,042)	$(49,904)	$(1,797,946)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Norway
Equinor ASA	760,287	$16,665,549	$(1,821,657)	101.3%
Leroy Seafood Group ASA	667,605	4,850,191	982,988	(54.7)
Mowi ASA	78,791	1,760,266	118,341	(6.6)
Norsk Hydro ASA	269,631	1,096,536	(427,118)	23.8
Salmar ASA	165,007	7,925,655	1,305,901	(72.6)

Short Positions

Common Stock

Norway
Gjensidige Forsikring ASA	(135,032)	(2,334,088)	(61,221)	3.4
Schibsted ASA	(131,468)	(5,167,555)	(1,566,911)	87.2
Yara International ASA	(203,812)	(8,351,190)	(317,786)	17.7

United Kingdom
Subsea 7 SA	(480,115)	(5,946,932)	39,421	(2.2)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the STIBOR plus or minus a specified spread (-2.35% to 0.35%), which is denominated in SEK based on the local currencies of the positions within the swap.	11-24 months maturity 02/12/2020	$112,963,933	$(8,413,002)	$(2,288,730)	$(10,701,732)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

AQR LONG-SHORT EQUITY FUND

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Malta
Kindred Group plc	591,874	$5,937,471	$(1,660,640)	15.5%

Sweden
Boliden AB	441,535	12,583,324	(509,421)	4.8
Electrolux AB	288,362	7,425,597	382,287	(3.6)
Elekta AB	60,090	748,479	8,520	(0.1)
Essity AB	148,978	4,299,256	743,917	(7.0)
Fingerprint Cards AB	1,104,470	1,575,725	(502,830)	4.7
Sandvik AB	102,000	1,658,940	31,475	(0.3)
Securitas AB	72,182	1,167,628	49,619	(0.5)
Skanska AB	34,094	620,058	24,455	(0.2)
SSAB AB	340,154	1,225,212	(579,748)	5.4
Swedish Match AB	164,761	8,406,575	1,078,562	(10.1)
Swedish Orphan Biovitrum AB	516,499	12,122,493	(422,652)	3.9
Telia Co. AB	182,329	821,874	43,430	(0.4)
Volvo AB	234,720	3,641,948	(87,446)	0.8

Short Positions

Common Stock

Colombia
Millicom International Cellular SA	(63,753)	(3,871,822)	(21,629)	0.2

Finland
Nordea Bank Abp	(372,449)	(2,836,148)	561,388	(5.2)

Sweden
Assa Abloy AB	(87,364)	(1,885,519)	(120,532)	1.1
BillerudKorsnas AB	(45,833)	(608,671)	(25,521)	0.2
Getinge AB	(480,203)	(5,599,896)	(488,532)	4.6
Hexpol AB	(60,242)	(508,178)	(7,333)	0.1
Husqvarna AB	(278,842)	(2,280,490)	(30,087)	0.3
Modern Times Group MTG AB	(21,460)	(275,115)	17,005	(0.2)
Nordic Entertainment Group AB	(21,460)	(503,187)	(96,598)	0.9
Svenska Cellulosa AB SCA	(62,021)	(538,517)	2,286	(0.0)
Svenska Handelsbanken AB	(1,037,403)	(10,952,900)	739,195	(6.9)
Tele2 AB	(110,220)	(1,470,696)	38,083	(0.4)
Telefonaktiebolaget LM Ericsson	(2,105,780)	(19,398,214)	(7,580,255)	70.8

See notes to Schedule of Investments.

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

INVESTMENTS	SHARES	VALUE ($)
SHORT-TERM INVESTMENTS - 96.1%

INVESTMENT COMPANIES - 16.7%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund, 2.26% (1)(a)(b)	160,234,202	$160,234,202
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 2.37% (1)(a)	211,598,932	211,598,932
Limited Purpose Cash Investment Fund, 2.43% (1)(a)(c)	586,834,859	586,776,175
UBS Select Treasury Preferred Fund, Class I, 2.35% (1)(a)	92,826,247	92,826,247

TOTAL INVESTMENT COMPANIES (Cost $1,051,424,916)		1,051,435,556

	PRINCIPAL AMOUNT ($)
U.S. TREASURY OBLIGATIONS - 79.4%
U.S. Treasury Bills 2.36%, 4/4/2019 (d)	$289,426,000	289,369,050
2.41%, 4/11/2019 (d)(e)	258,659,000	258,488,404
2.39%, 4/16/2019 (d)	33,300,000	33,267,151
2.41%, 4/18/2019 (d)	100,000,000	99,888,319
2.46%, 4/25/2019 (d)	260,450,000	260,043,914
2.41%, 5/23/2019 (d)	250,000,000	249,153,195
2.51%, 5/30/2019 (d)(f)	33,965,000	33,834,048
2.53%, 6/6/2019 (d)	279,452,000	278,242,903
2.51%, 6/13/2019 (d)(e)	293,586,000	292,178,795

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. TREASURY OBLIGATIONS - 79.4% (continued)
2.46%, 7/5/2019 (d)(f)	$500,000,000	$496,875,115
2.42%, 7/18/2019 (d)	75,000,000	74,468,719
2.42%, 7/25/2019 (d)(g)	75,000,000	74,433,625
2.48%, 8/1/2019 (d)(g)	110,709,000	109,820,197
2.47%, 8/8/2019 (d)	155,000,000	153,683,663
2.45%, 8/15/2019 (d)	125,000,000	123,874,930
2.49%, 8/22/2019 (d)(g)	250,192,000	247,830,440
2.49%, 8/29/2019 (d)(g)	399,980,000	396,051,029
2.49%, 9/5/2019 (d)(g)	422,009,000	417,660,986
2.48%, 9/12/2019 (d)(g)	453,945,000	449,049,076
2.48%, 9/19/2019 (d)(g)	381,904,000	377,604,716
2.44%, 9/26/2019 (d)	290,769,000	287,361,673

TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,002,004,983)		5,003,179,948

TOTAL SHORT-TERM INVESTMENTS (Cost $6,053,429,899)		6,054,615,504

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 96.1% (Cost $6,053,429,899)		6,054,615,504

OTHER ASSETS IN EXCESS OF LIABILITIES - 3.9% (h)		245,343,371

NET ASSETS - 100.0%		$6,299,958,875

(a)	Represents 7-day effective yield as of March 31, 2019.
(b)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(c)	For the period ended March 31, 2019, transactions in and earnings from issuers considered to be an affiliated person were as follows:

AFFILIATE	SHARES HELD AT 12/31/18	SHARES PURCHASED	SHARES SOLD	SHARES HELD AT 03/31/19	VALUE AT 03/31/19	DIVIDEND INCOME	NET REALIZED GAIN (LOSS)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Other Affiliates:
SHORT-TERM INVESTMENTS - 9.3%
INVESTMENT COMPANIES - 9.3%
Limited Purpose Cash Investment Fund, 2.43% (a) (Cost $586,765,535)	548,985,680	2,594,415,180	(2,556,566,001)	586,834,859	$586,776,175	$2,757,190	$62	$(54,899)

(a)	Represents 7-day effective yield as of March 31, 2019.

(d)	The rate shown was the effective yield at the date of purchase.
(e)	All or a portion of the security pledged as collateral for swap contracts.
(f)	All or a portion of the security pledged as collateral for futures contracts.
(g)	All or a portion of the security pledged as collateral for swap and futures contracts.
(h)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures contracts and swap contracts.

All Securities are Level 2 with respect to ASC820, unless otherwise noted in parentheses.

(1)	Level 1 security.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

Total return swap contracts outstanding as of March 31, 2019:

Over the Counter

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Coffee ‘C’ May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	04/12/2019	USD	(16,124,062)	$824,420
Coffee ‘C’ May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	04/12/2019	USD	(13,218,188)	1,104,893
Coffee ‘C’ May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	04/12/2019	USD	(33,665,625)	3,110,159
Coffee ‘C’ May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	04/12/2019	USD	(7,867,125)	306,360
Coffee ‘C’ May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	04/12/2019	USD	(9,851,625)	541,092
Corn May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	04/26/2019	USD	(46,469,775)	2,594,801
Corn May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	04/26/2019	USD	(41,906,575)	3,165,309
Corn May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	04/26/2019	USD	(42,387,850)	3,154,811
Corn May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	04/26/2019	USD	(16,987,225)	997,332
Corn May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	04/26/2019	USD	(36,202,575)	2,443,467
Hang Seng Index April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	04/29/2019	HKD	91,592,550	199,321
HSCEI April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/29/2019	HKD	672,203,400	513,908
HSCEI April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	04/29/2019	HKD	1,112,945,900	1,357,863

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
KC HRW Wheat May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	04/26/2019	USD	(43,000)	$7,552
Lean Hogs April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/12/2019	USD	1,949,850	401,646
Lean Hogs April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	04/12/2019	USD	1,764,150	364,874
Live Cattle April Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	04/05/2019	USD	(553,080)	2,904
Live Cattle April Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	04/05/2019	USD	(1,458,120)	27,676
Live Cattle April Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	04/05/2019	USD	(23,832,720)	103,727
Live Cattle April Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	04/05/2019	USD	(2,363,160)	45,628
Live Cattle April Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	04/05/2019	USD	(78,185,400)	1,633,847
Soybean May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	05/14/2019	USD	(44,521,987)	1,424,658
Soybean May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	05/14/2019	USD	(40,189,163)	851,855
Soybean May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	05/14/2019	USD	(89,132,400)	2,536,305
Soybean Meal May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	04/26/2019	USD	(16,765,550)	248,896
Soybean Meal May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	04/26/2019	USD	(27,707,600)	377,960
Soybean Meal May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	04/26/2019	USD	(2,145,500)	31,918

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Soybean Meal May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	04/26/2019	USD	643,650	$1,260
Soybean Meal May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	04/26/2019	USD	(140,744,800)	1,009,972
Soybean Oil May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	04/26/2019	USD	(4,866,576)	210,498
Soybean Oil May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	04/26/2019	USD	(1,174,104)	37,599
Soybean Oil May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	04/26/2019	USD	(26,493,912)	1,855,945
Swiss Market Index June Futures	Decreases in total return of reference entity	Increases in total return of reference entity	Monthly	MSCS	06/21/2019	CHF	64,356,000	1,017,619
TAIEX Index April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	04/17/2019	TWD	21,196,000	9,127
Wheat May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	04/26/2019	USD	(20,987,837)	672,552
Wheat May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	04/26/2019	USD	(13,160,313)	51,123

								33,238,877

Cotton No. 2 May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	04/12/2019	USD	(11,369,865)	(740,250)
Cotton No. 2 May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	04/12/2019	USD	(8,498,295)	(520,270)
Cotton No. 2 May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	04/12/2019	USD	(5,510,310)	(330,019)
Cotton No. 2 May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	04/12/2019	USD	(4,540,185)	(275,485)
iBovespa Index April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MSCS	04/17/2019	BRL	255,390,275	(1,443,401)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Lean Hogs April Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	04/12/2019	USD	(1,764,150)	$(440,778)
Lean Hogs April Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	04/12/2019	USD	(1,949,850)	(478,614)
Lean Hogs June Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	06/14/2019	USD	(2,231,460)	(249,732)
Lean Hogs June Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	06/14/2019	USD	(2,018,940)	(221,516)
Live Cattle April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/05/2019	USD	2,011,200	(34,124)
Live Cattle April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	04/05/2019	USD	78,185,400	(2,080,121)
Live Cattle April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	04/05/2019	USD	23,832,720	(141,566)
Live Cattle April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	04/05/2019	USD	2,363,160	(32,376)
Live Cattle June Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	06/07/2019	USD	2,237,200	(12,016)
Live Cattle June Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	06/07/2019	USD	1,380,400	(7,708)
Live Cattle June Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	06/07/2019	USD	13,994,400	(211,175)
Live Cattle June Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	06/07/2019	USD	91,820,400	(747,288)
Soybean May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	04/26/2019	USD	6,101,325	(150,455)
Soybean May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	04/26/2019	USD	1,680,075	(41,670)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Soybean Meal May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/26/2019	USD	1,716,400	$(53,200)
Soybean Oil May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	04/26/2019	USD	6,023,664	(494,789)
Wheat May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	04/26/2019	USD	(27,808,312)	(331,023)
Wheat May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	04/26/2019	USD	(7,461,325)	(71,925)
Wheat May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	04/26/2019	USD	(23,024,825)	(105,139)

								(9,214,640)

								$24,024,237

Futures contracts outstanding as of March 31, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
Amsterdam Exchange Index	502	4/2019	EUR	$61,711,029	$1,379,118
Brent Crude Oil	1,806	4/2019	USD	122,049,480	731,190
CAC 40 10 Euro Index	5,277	4/2019	EUR	316,277,532	5,177,183
FTSE/JSE Top 40 Index	866	4/2019	ZAR	30,479,479	24,863
Hang Seng Index	52	4/2019	HKD	9,630,660	94,480
HSCEI	403	4/2019	HKD	29,195,867	195,279
IBEX 35 Index	569	4/2019	EUR	58,647,328	403,596
LME Aluminum Base Metal	4	4/2019	USD	189,854	4,067
LME Aluminum Base Metal	6	4/2019	USD	285,150	11,157
LME Aluminum Base Metal	8	4/2019	USD	381,156	259
LME Aluminum Base Metal	9	4/2019	USD	426,202	6,395
LME Aluminum Base Metal	11	4/2019	USD	522,673	11,421
LME Aluminum Base Metal	18	4/2019	USD	853,510	12,605
LME Aluminum Base Metal	18	4/2019	USD	856,642	4,627
LME Aluminum Base Metal	19	4/2019	USD	904,034	7,178
LME Aluminum Base Metal	19	4/2019	USD	903,830	(2,289)
LME Aluminum Base Metal	22	4/2019	USD	1,045,137	28,948
LME Aluminum Base Metal	30	4/2019	USD	1,425,510	24,422
LME Aluminum Base Metal	33	4/2019	USD	1,565,281	30,385
LME Aluminum Base Metal	33	4/2019	USD	1,571,914	12,745
LME Aluminum Base Metal	55	4/2019	USD	2,609,640	52,665
LME Copper Base Metal	5	4/2019	USD	811,545	64,905
LME Copper Base Metal	6	4/2019	USD	973,137	69,044
LME Copper Base Metal	6	4/2019	USD	973,125	67,560
LME Copper Base Metal	6	4/2019	USD	973,275	79,782
LME Copper Base Metal	6	4/2019	USD	973,650	76,670
LME Copper Base Metal	7	4/2019	USD	1,134,963	94,479
LME Copper Base Metal	7	4/2019	USD	1,135,138	93,954
LME Copper Base Metal	8	4/2019	USD	1,297,184	111,560
LME Copper Base Metal	9	4/2019	USD	1,461,038	131,286
LME Copper Base Metal	11	4/2019	USD	1,784,247	172,659
LME Copper Base Metal	12	4/2019	USD	1,946,400	94,960
LME Copper Base Metal	21	4/2019	USD	3,408,038	291,656

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal	43	4/2019	USD	$ 6,978,975	$ 572,117
LME Copper Base Metal	81	4/2019	USD	13,145,875	999,119
LME Nickel Base Metal	1	4/2019	USD	77,453	9,977
LME Nickel Base Metal	2	4/2019	USD	155,016	15,390
LME Nickel Base Metal	6	4/2019	USD	464,991	52,572
LME Nickel Base Metal	7	4/2019	USD	542,666	50,639
LME Nickel Base Metal	7	4/2019	USD	542,902	52,386
LME Nickel Base Metal	7	4/2019	USD	542,950	52,708
LME Nickel Base Metal	7	4/2019	USD	542,997	45,029
LME Nickel Base Metal	7	4/2019	USD	542,619	57,590
LME Nickel Base Metal	11	4/2019	USD	851,372	124,481
LME Nickel Base Metal	12	4/2019	USD	929,210	124,881
LME Nickel Base Metal	15	4/2019	USD	1,163,970	88,009
LME Nickel Base Metal	23	4/2019	USD	1,781,198	221,695
LME Nickel Base Metal	30	4/2019	USD	2,328,143	95,301
LME Zinc Base Metal	1	4/2019	USD	74,244	9,753
LME Zinc Base Metal	4	4/2019	USD	298,042	51,330
LME Zinc Base Metal	5	4/2019	USD	373,260	63,870
LME Zinc Base Metal	6	4/2019	USD	446,213	72,995
LME Zinc Base Metal	7	4/2019	USD	521,077	84,781
LME Zinc Base Metal	9	4/2019	USD	667,955	79,054
LME Zinc Base Metal	14	4/2019	USD	1,038,296	110,590
LME Zinc Base Metal	14	4/2019	USD	1,038,671	120,235
LME Zinc Base Metal	26	4/2019	USD	1,947,075	370,748
LME Zinc Base Metal	36	4/2019	USD	2,667,042	236,792
LME Zinc Base Metal	36	4/2019	USD	2,667,996	253,283
LME Zinc Base Metal	47	4/2019	USD	3,516,775	597,324
LME Zinc Base Metal	93	4/2019	USD	6,949,239	1,222,996
LME Zinc Base Metal	95	4/2019	USD	7,105,406	1,155,751
MSCI Taiwan Index	803	4/2019	USD	31,373,210	327,998
Natural Gas	1,049	4/2019	USD	27,924,380	(1,519,912)
NY Harbor ULSD	185	4/2019	USD	15,317,778	(111,811)
OMXS30 Index	7,213	4/2019	SEK	119,960,647	729,532
SGX FTSE China A50 Index	2,847	4/2019	USD	37,366,875	1,699,374
WTI Crude Oil	502	4/2019	USD	30,190,280	393,524
LME Aluminum Base Metal	1	5/2019	USD	47,481	678
LME Aluminum Base Metal	2	5/2019	USD	95,212	615
LME Aluminum Base Metal	2	5/2019	USD	95,310	579
LME Aluminum Base Metal	5	5/2019	USD	237,894	(1,896)
LME Aluminum Base Metal	14	5/2019	USD	666,368	(5,007)
LME Aluminum Base Metal	15	5/2019	USD	714,964	545
LME Aluminum Base Metal	15	5/2019	USD	715,781	143
LME Aluminum Base Metal	18	5/2019	USD	858,172	12,803
LME Aluminum Base Metal	19	5/2019	USD	902,714	19,933
LME Aluminum Base Metal	20	5/2019	USD	950,625	16,816
LME Aluminum Base Metal	21	5/2019	USD	997,946	24,666
LME Aluminum Base Metal	24	5/2019	USD	1,141,662	15,091
LME Aluminum Base Metal	28	5/2019	USD	1,330,875	36,142
LME Aluminum Base Metal	35	5/2019	USD	1,667,251	(8,733)
LME Aluminum Base Metal	35	5/2019	USD	1,664,591	37,863
LME Copper Base Metal	5	5/2019	USD	810,163	15,824
LME Copper Base Metal	7	5/2019	USD	1,134,245	18,178
LME Copper Base Metal	9	5/2019	USD	1,458,338	6,490
LME Copper Base Metal	11	5/2019	USD	1,783,788	86,051
LME Copper Base Metal	11	5/2019	USD	1,784,475	91,513
LME Copper Base Metal	14	5/2019	USD	2,272,200	117,972
LME Copper Base Metal	15	5/2019	USD	2,434,875	95,802
LME Copper Base Metal	18	5/2019	USD	2,917,125	(7,593)
LME Copper Base Metal	19	5/2019	USD	3,080,850	(9,895)
LME Copper Base Metal	23	5/2019	USD	3,732,613	214,583
LME Copper Base Metal	23	5/2019	USD	3,731,957	214,162
LME Copper Base Metal	27	5/2019	USD	4,379,933	236,490
LME Copper Base Metal	50	5/2019	USD	8,116,875	313,396
LME Copper Base Metal	53	5/2019	USD	8,591,963	(9,715)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts (continued)
LME Nickel Base Metal	5	5/2019	USD	$ 388,496	$ 18,638
LME Nickel Base Metal	6	5/2019	USD	466,236	26,710
LME Nickel Base Metal	7	5/2019	USD	544,023	21,578
LME Nickel Base Metal	8	5/2019	USD	621,881	6,488
LME Nickel Base Metal	10	5/2019	USD	776,723	25,573
LME Nickel Base Metal	12	5/2019	USD	932,310	41,400
LME Nickel Base Metal	12	5/2019	USD	933,101	(4,644)
LME Nickel Base Metal	12	5/2019	USD	932,962	(6,250)
LME Nickel Base Metal	12	5/2019	USD	932,892	7,243
LME Nickel Base Metal	15	5/2019	USD	1,166,989	(25,786)
LME Nickel Base Metal	17	5/2019	USD	1,320,199	18,587
LME Nickel Base Metal	19	5/2019	USD	1,474,618	43,374
LME Nickel Base Metal	24	5/2019	USD	1,863,000	19,814
LME Nickel Base Metal	39	5/2019	USD	3,033,489	(13,377)
LME Nickel Base Metal	69	5/2019	USD	5,357,988	(21,554)
LME Zinc Base Metal	1	5/2019	USD	73,668	6,490
LME Zinc Base Metal	2	5/2019	USD	147,131	7,375
LME Zinc Base Metal	2	5/2019	USD	147,404	12,973
LME Zinc Base Metal	2	5/2019	USD	147,267	10,786
LME Zinc Base Metal	2	5/2019	USD	147,370	13,430
LME Zinc Base Metal	3	5/2019	USD	220,850	15,178
LME Zinc Base Metal	5	5/2019	USD	369,336	42,259
LME Zinc Base Metal	6	5/2019	USD	443,063	46,145
LME Zinc Base Metal	6	5/2019	USD	442,313	47,622
LME Zinc Base Metal	21	5/2019	USD	1,552,194	162,694
LME Zinc Base Metal	22	5/2019	USD	1,627,142	146,517
LME Zinc Base Metal	22	5/2019	USD	1,628,171	96,030
LME Zinc Base Metal	23	5/2019	USD	1,703,328	128,924
LME Zinc Base Metal	23	5/2019	USD	1,699,487	190,244
LME Zinc Base Metal	66	5/2019	USD	4,882,977	374,370
Low Sulphur Gasoil	1,574	5/2019	USD	95,581,150	(71,069)
Australia 10 Year Bond	3,294	6/2019	AUD	324,070,530	5,895,935
Australia 3 Year Bond	16,257	6/2019	AUD	1,311,802,968	6,585,179
Canada 10 Year Bond	927	6/2019	CAD	96,449,343	1,863,540
DJIA CBOT E-Mini Index	546	6/2019	USD	70,797,090	894,897
EURO STOXX 50 Index	4,385	6/2019	EUR	160,945,547	1,142,583
Euro-Bobl	7,602	6/2019	EUR	1,135,357,129	9,383,934
Euro-BTP	1,886	6/2019	EUR	273,909,383	1,595,424
Euro-Bund	2,728	6/2019	EUR	509,022,684	10,627,409
Euro-Buxl	190	6/2019	EUR	40,848,974	2,058,419
Euro-OAT	1,880	6/2019	EUR	343,053,132	9,784,753
Euro-Schatz	8,887	6/2019	EUR	1,116,277,895	1,692,677
FTSE 100 Index	6,481	6/2019	GBP	608,735,562	11,333,618
FTSE/MIB Index	2	6/2019	EUR	232,662	1,129
Japan 10 Year Bond	1,011	6/2019	JPY	1,398,232,248	5,067,761
Live Cattle	560	6/2019	USD	26,656,000	(196,205)
LME Aluminum Base Metal	5	6/2019	USD	238,889	1,431
LME Aluminum Base Metal	18	6/2019	USD	859,837	17,834
LME Aluminum Base Metal	22	6/2019	USD	1,049,449	12,085
LME Aluminum Base Metal	39	6/2019	USD	1,864,200	8,318
LME Aluminum Base Metal	49	6/2019	USD	2,338,341	46,222
LME Aluminum Base Metal	55	6/2019	USD	2,626,937	19,354
LME Aluminum Base Metal	58	6/2019	USD	2,772,400	(1,280)
LME Aluminum Base Metal	58	6/2019	USD	2,772,095	3,588
LME Aluminum Base Metal	66	6/2019	USD	3,154,090	48,268
LME Aluminum Base Metal	66	6/2019	USD	3,153,744	38,480
LME Aluminum Base Metal	66	6/2019	USD	3,152,737	(57,693)
LME Aluminum Base Metal	74	6/2019	USD	3,532,075	75,382
LME Aluminum Base Metal	78	6/2019	USD	3,727,015	16,306
LME Aluminum Base Metal	602	6/2019	USD	28,760,550	37,701
LME Copper Base Metal	1	6/2019	USD	162,200	897
LME Copper Base Metal	2	6/2019	USD	324,200	1,200
LME Copper Base Metal	3	6/2019	USD	486,595	6,007

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal	5	6/2019	USD	$ 810,188	$ 10,675
LME Copper Base Metal	11	6/2019	USD	1,782,734	42,502
LME Copper Base Metal	11	6/2019	USD	1,782,710	40,552
LME Copper Base Metal	11	6/2019	USD	1,782,688	7,530
LME Copper Base Metal	12	6/2019	USD	1,944,825	47,740
LME Copper Base Metal	14	6/2019	USD	2,270,216	26,495
LME Copper Base Metal	17	6/2019	USD	2,757,613	7,158
LME Copper Base Metal	21	6/2019	USD	3,406,373	44,014
LME Copper Base Metal	21	6/2019	USD	3,405,413	6,777
LME Copper Base Metal	31	6/2019	USD	5,027,262	60,904
LME Copper Base Metal	233	6/2019	USD	37,783,863	225,472
LME Nickel Base Metal	3	6/2019	USD	233,709	(1,469)
LME Nickel Base Metal	3	6/2019	USD	233,713	(80)
LME Nickel Base Metal	3	6/2019	USD	233,625	(1,659)
LME Nickel Base Metal	3	6/2019	USD	233,590	(2,489)
LME Nickel Base Metal	3	6/2019	USD	233,694	(313)
LME Nickel Base Metal	6	6/2019	USD	467,424	(10,604)
LME Nickel Base Metal	6	6/2019	USD	467,409	2,991
LME Nickel Base Metal	7	6/2019	USD	545,316	4,041
LME Nickel Base Metal	8	6/2019	USD	623,232	(2,472)
LME Nickel Base Metal	9	6/2019	USD	700,928	935
LME Nickel Base Metal	17	6/2019	USD	1,323,281	(34,908)
LME Nickel Base Metal	19	6/2019	USD	1,478,850	(78,289)
LME Nickel Base Metal	19	6/2019	USD	1,478,629	(35,010)
LME Nickel Base Metal	322	6/2019	USD	25,087,020	(242,505)
LME Zinc Base Metal	1	6/2019	USD	73,502	3,924
LME Zinc Base Metal	2	6/2019	USD	147,063	8,744
LME Zinc Base Metal	4	6/2019	USD	293,948	19,411
LME Zinc Base Metal	5	6/2019	USD	367,139	13,253
LME Zinc Base Metal	5	6/2019	USD	367,288	22,523
LME Zinc Base Metal	6	6/2019	USD	438,450	3,220
LME Zinc Base Metal	6	6/2019	USD	438,669	8,307
LME Zinc Base Metal	6	6/2019	USD	438,888	9,565
LME Zinc Base Metal	7	6/2019	USD	513,056	13,916
LME Zinc Base Metal	7	6/2019	USD	513,685	26,949
LME Zinc Base Metal	7	6/2019	USD	512,292	20,107
LME Zinc Base Metal	7	6/2019	USD	512,801	17,760
LME Zinc Base Metal	15	6/2019	USD	1,101,195	46,572
LME Zinc Base Metal	88	6/2019	USD	6,456,450	283,164
Long Gilt	3,393	6/2019	GBP	571,713,546	5,816,440
MSCI EAFE E-Mini Index	36	6/2019	USD	3,359,520	(24,351)
MSCI Emerging Markets E-Mini Index	460	6/2019	USD	24,320,200	(109,122)
NASDAQ 100 E-Mini Index	910	6/2019	USD	134,689,100	4,793,418
Palladium	197	6/2019	USD	26,433,460	(2,006,346)
Russell 2000 E-Mini Index	337	6/2019	USD	26,013,030	(158,701)
S&P 500 E-Mini Index	697	6/2019	USD	98,897,330	2,224,051
S&P Midcap 400 E-Mini Index	38	6/2019	USD	7,223,800	42,884
S&P/TSX 60 Index	6,086	6/2019	CAD	871,764,223	3,381,633
SPI 200 Index	2,345	6/2019	AUD	256,878,240	543,244
U.S. Treasury 10 Year Note	4,008	6/2019	USD	497,868,750	6,859,158
U.S. Treasury 2 Year Note	8,379	6/2019	USD	1,785,512,531	6,130,901
U.S. Treasury 5 Year Note	7,435	6/2019	USD	861,182,109	7,294,225
U.S. Treasury Long Bond	1,909	6/2019	USD	285,693,781	7,196,284
U.S. Treasury Ultra Bond	920	6/2019	USD	154,560,000	4,517,915
Platinum	33	7/2019	USD	1,409,265	(17,495)
3 Month Canadian Bankers Acceptance	720	9/2019	CAD	132,048,490	320,653
3 Month Euro Euribor	463	9/2019	EUR	130,245,073	45,852
3 Month Eurodollar	6,262	9/2019	USD	1,526,988,700	2,535,756
3 Month Sterling	2,438	9/2019	GBP	393,627,174	465,173
ASX 90 Day Bank Accepted Bill	745	9/2019	AUD	526,999,073	398,278

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts (continued)
3 Month Canadian Bankers Acceptance	654	12/2019	CAD	$ 119,968,515	$ 146,007
3 Month Euro Euribor	1,333	12/2019	EUR	374,982,035	252,758
3 Month Eurodollar	5,526	12/2019	USD	1,347,929,550	2,982,293
3 Month Euroswiss	110	12/2019	CHF	27,821,742	12,421
3 Month Sterling	2,006	12/2019	GBP	323,845,975	429,819
ASX 90 Day Bank Accepted Bill	728	12/2019	AUD	515,062,154	259,307
3 Month Euro Euribor	2,006	3/2020	EUR	564,217,164	521,876
3 Month Eurodollar	5,425	3/2020	USD	1,324,852,812	3,002,028
3 Month Euroswiss	219	3/2020	CHF	55,385,062	27,242
3 Month Sterling	1,776	3/2020	GBP	286,758,452	460,395
3 Month Euro Euribor	2,342	6/2020	EUR	658,590,775	791,606
3 Month Eurodollar	6,815	6/2020	USD	1,665,841,562	4,178,817
3 Month Sterling	1,626	6/2020	GBP	262,486,044	447,933
3 Month Euro Euribor	2,313	9/2020	EUR	650,241,127	927,899
3 Month Eurodollar	7,684	9/2020	USD	1,879,506,400	5,557,161
3 Month Sterling	1,487	9/2020	GBP	239,950,363	372,509
3 Month Euro Euribor	1,989	12/2020	EUR	558,961,541	995,971
3 Month Eurodollar	8,079	12/2020	USD	1,976,426,362	6,454,248
3 Month Sterling	1,412	12/2020	GBP	227,767,498	347,180
3 Month Euro Euribor	1,081	3/2021	EUR	303,668,294	359,499
3 Month Eurodollar	8,215	3/2021	USD	2,010,210,500	6,240,688
3 Month Sterling	1,141	3/2021	GBP	184,006,474	373,726

					175,001,957

Short Contracts
LME Aluminum Base Metal	(4)	4/2019	USD	(189,854)	(5,156)
LME Aluminum Base Metal	(6)	4/2019	USD	(285,150)	(11,178)
LME Aluminum Base Metal	(8)	4/2019	USD	(381,156)	(140)
LME Aluminum Base Metal	(9)	4/2019	USD	(426,202)	(6,153)
LME Aluminum Base Metal	(11)	4/2019	USD	(522,673)	(11,009)
LME Aluminum Base Metal	(18)	4/2019	USD	(856,642)	(5,116)
LME Aluminum Base Metal	(18)	4/2019	USD	(853,510)	(11,051)
LME Aluminum Base Metal	(19)	4/2019	USD	(903,830)	844
LME Aluminum Base Metal	(19)	4/2019	USD	(904,034)	(8,284)
LME Aluminum Base Metal	(22)	4/2019	USD	(1,045,137)	(33,667)
LME Aluminum Base Metal	(30)	4/2019	USD	(1,425,510)	(27,170)
LME Aluminum Base Metal	(33)	4/2019	USD	(1,565,281)	(16,853)
LME Aluminum Base Metal	(33)	4/2019	USD	(1,571,914)	(17,349)
LME Aluminum Base Metal	(55)	4/2019	USD	(2,609,640)	(60,413)
LME Copper Base Metal	(5)	4/2019	USD	(811,545)	(68,256)
LME Copper Base Metal	(6)	4/2019	USD	(973,137)	(67,035)
LME Copper Base Metal	(6)	4/2019	USD	(973,650)	(79,311)
LME Copper Base Metal	(6)	4/2019	USD	(973,275)	(79,071)
LME Copper Base Metal	(6)	4/2019	USD	(973,125)	(67,234)
LME Copper Base Metal	(7)	4/2019	USD	(1,135,138)	(93,544)
LME Copper Base Metal	(7)	4/2019	USD	(1,134,963)	(98,184)
LME Copper Base Metal	(8)	4/2019	USD	(1,297,184)	(101,728)
LME Copper Base Metal	(9)	4/2019	USD	(1,461,038)	(131,138)
LME Copper Base Metal	(11)	4/2019	USD	(1,784,247)	(171,453)
LME Copper Base Metal	(12)	4/2019	USD	(1,946,400)	(92,973)
LME Copper Base Metal	(21)	4/2019	USD	(3,408,038)	(298,975)
LME Copper Base Metal	(43)	4/2019	USD	(6,978,975)	(597,371)
LME Copper Base Metal	(81)	4/2019	USD	(13,145,875)	(1,054,406)
LME Nickel Base Metal	(1)	4/2019	USD	(77,453)	(10,106)
LME Nickel Base Metal	(2)	4/2019	USD	(155,016)	(15,065)
LME Nickel Base Metal	(6)	4/2019	USD	(464,991)	(52,602)
LME Nickel Base Metal	(7)	4/2019	USD	(542,666)	(51,707)
LME Nickel Base Metal	(7)	4/2019	USD	(542,902)	(52,531)
LME Nickel Base Metal	(7)	4/2019	USD	(542,997)	(48,258)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts (continued)
LME Nickel Base Metal	(7)	4/2019	USD	$(542,619)	$(60,245)
LME Nickel Base Metal	(7)	4/2019	USD	(542,950)	(55,095)
LME Nickel Base Metal	(11)	4/2019	USD	(851,372)	(121,546)
LME Nickel Base Metal	(12)	4/2019	USD	(929,210)	(126,000)
LME Nickel Base Metal	(15)	4/2019	USD	(1,163,970)	(91,466)
LME Nickel Base Metal	(23)	4/2019	USD	(1,781,198)	(228,044)
LME Nickel Base Metal	(30)	4/2019	USD	(2,328,143)	(103,174)
LME Zinc Base Metal	(1)	4/2019	USD	(74,244)	(9,817)
LME Zinc Base Metal	(4)	4/2019	USD	(298,042)	(51,207)
LME Zinc Base Metal	(5)	4/2019	USD	(373,260)	(64,128)
LME Zinc Base Metal	(6)	4/2019	USD	(446,213)	(70,889)
LME Zinc Base Metal	(7)	4/2019	USD	(521,077)	(85,128)
LME Zinc Base Metal	(9)	4/2019	USD	(667,955)	(78,252)
LME Zinc Base Metal	(14)	4/2019	USD	(1,038,296)	(112,230)
LME Zinc Base Metal	(14)	4/2019	USD	(1,038,671)	(120,312)
LME Zinc Base Metal	(26)	4/2019	USD	(1,947,075)	(365,117)
LME Zinc Base Metal	(36)	4/2019	USD	(2,667,042)	(239,248)
LME Zinc Base Metal	(36)	4/2019	USD	(2,667,996)	(244,627)
LME Zinc Base Metal	(47)	4/2019	USD	(3,516,775)	(605,703)
LME Zinc Base Metal	(93)	4/2019	USD	(6,949,239)	(1,251,298)
LME Zinc Base Metal	(95)	4/2019	USD	(7,105,406)	(1,196,302)
MSCI Singapore Index	(385)	4/2019	SGD	(10,218,373)	(63,956)
RBOB Gasoline	(50)	4/2019	USD	(3,953,250)	(102,275)
Sugar No. 11	(6,152)	4/2019	USD	(86,334,707)	(447,696)
Cocoa	(357)	5/2019	GBP	(8,034,762)	(305,116)
Cocoa	(1,014)	5/2019	USD	(23,119,200)	(840,295)
Coffee ‘C’	(1,012)	5/2019	USD	(35,862,750)	3,280,884
Copper	(34)	5/2019	USD	(2,495,600)	(18,633)
Corn	(1,236)	5/2019	USD	(22,031,700)	1,635,771
Cotton No. 2	(386)	5/2019	USD	(14,978,730)	(762,154)
KC HRW Wheat	(2,264)	5/2019	USD	(48,676,000)	5,612,140
LME Aluminum Base Metal	(1)	5/2019	USD	(47,481)	(739)
LME Aluminum Base Metal	(2)	5/2019	USD	(95,310)	(637)
LME Aluminum Base Metal	(2)	5/2019	USD	(95,212)	(843)
LME Aluminum Base Metal	(5)	5/2019	USD	(237,894)	1,592
LME Aluminum Base Metal	(14)	5/2019	USD	(666,368)	5,590
LME Aluminum Base Metal	(15)	5/2019	USD	(714,964)	958
LME Aluminum Base Metal	(15)	5/2019	USD	(715,781)	(52)
LME Aluminum Base Metal	(18)	5/2019	USD	(858,172)	(9,593)
LME Aluminum Base Metal	(19)	5/2019	USD	(902,714)	(17,102)
LME Aluminum Base Metal	(20)	5/2019	USD	(950,625)	(18,632)
LME Aluminum Base Metal	(21)	5/2019	USD	(997,946)	(23,647)
LME Aluminum Base Metal	(24)	5/2019	USD	(1,141,662)	(11,629)
LME Aluminum Base Metal	(28)	5/2019	USD	(1,330,875)	(33,076)
LME Aluminum Base Metal	(35)	5/2019	USD	(1,664,591)	(35,374)
LME Aluminum Base Metal	(35)	5/2019	USD	(1,667,251)	6,009
LME Copper Base Metal	(5)	5/2019	USD	(810,162)	(18,300)
LME Copper Base Metal	(7)	5/2019	USD	(1,134,245)	(18,466)
LME Copper Base Metal	(9)	5/2019	USD	(1,458,337)	(4,189)
LME Copper Base Metal	(11)	5/2019	USD	(1,783,787)	(74,970)
LME Copper Base Metal	(11)	5/2019	USD	(1,784,475)	(84,045)
LME Copper Base Metal	(14)	5/2019	USD	(2,272,200)	(118,604)
LME Copper Base Metal	(15)	5/2019	USD	(2,434,875)	(95,182)
LME Copper Base Metal	(18)	5/2019	USD	(2,917,125)	16,372
LME Copper Base Metal	(19)	5/2019	USD	(3,080,850)	7,306
LME Copper Base Metal	(23)	5/2019	USD	(3,731,957)	(219,494)
LME Copper Base Metal	(23)	5/2019	USD	(3,732,612)	(214,780)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts (continued)
LME Copper Base Metal	(27)	5/2019	USD	$(4,379,933)	$(253,232)
LME Copper Base Metal	(50)	5/2019	USD	(8,116,875)	(326,241)
LME Copper Base Metal	(53)	5/2019	USD	(8,591,962)	13,494
LME Nickel Base Metal	(5)	5/2019	USD	(388,496)	(15,026)
LME Nickel Base Metal	(6)	5/2019	USD	(466,236)	(27,864)
LME Nickel Base Metal	(7)	5/2019	USD	(544,023)	(24,291)
LME Nickel Base Metal	(8)	5/2019	USD	(621,881)	(7,265)
LME Nickel Base Metal	(10)	5/2019	USD	(776,723)	(20,992)
LME Nickel Base Metal	(12)	5/2019	USD	(932,962)	8,403
LME Nickel Base Metal	(12)	5/2019	USD	(932,310)	(42,011)
LME Nickel Base Metal	(12)	5/2019	USD	(933,101)	13,303
LME Nickel Base Metal	(12)	5/2019	USD	(932,892)	(10,607)
LME Nickel Base Metal	(15)	5/2019	USD	(1,166,989)	23,667
LME Nickel Base Metal	(17)	5/2019	USD	(1,320,199)	(12,405)
LME Nickel Base Metal	(19)	5/2019	USD	(1,474,618)	(47,965)
LME Nickel Base Metal	(24)	5/2019	USD	(1,863,000)	(36,935)
LME Nickel Base Metal	(39)	5/2019	USD	(3,033,489)	10,826
LME Nickel Base Metal	(69)	5/2019	USD	(5,357,988)	48,687
LME Zinc Base Metal	(1)	5/2019	USD	(73,668)	(6,558)
LME Zinc Base Metal	(2)	5/2019	USD	(147,404)	(13,159)
LME Zinc Base Metal	(2)	5/2019	USD	(147,370)	(13,475)
LME Zinc Base Metal	(2)	5/2019	USD	(147,131)	(7,676)
LME Zinc Base Metal	(2)	5/2019	USD	(147,267)	(10,673)
LME Zinc Base Metal	(3)	5/2019	USD	(220,850)	(16,375)
LME Zinc Base Metal	(5)	5/2019	USD	(369,336)	(44,082)
LME Zinc Base Metal	(6)	5/2019	USD	(443,063)	(46,630)
LME Zinc Base Metal	(6)	5/2019	USD	(442,313)	(48,952)
LME Zinc Base Metal	(21)	5/2019	USD	(1,552,194)	(159,693)
LME Zinc Base Metal	(22)	5/2019	USD	(1,627,142)	(139,457)
LME Zinc Base Metal	(22)	5/2019	USD	(1,628,171)	(101,160)
LME Zinc Base Metal	(23)	5/2019	USD	(1,699,487)	(189,988)
LME Zinc Base Metal	(23)	5/2019	USD	(1,703,328)	(138,907)
LME Zinc Base Metal	(66)	5/2019	USD	(4,882,977)	(371,247)
Silver	(438)	5/2019	USD	(33,090,900)	599,161
Soybean	(761)	5/2019	USD	(33,645,713)	935,015
Soybean Meal	(495)	5/2019	USD	(15,171,750)	183,653
Soybean Oil	(984)	5/2019	USD	(16,743,744)	734,461
Wheat	(2,203)	5/2019	USD	(50,421,163)	3,499,801
100 oz Gold	(584)	6/2019	USD	(75,832,400)	653,656
DAX Index	(164)	6/2019	EUR	(53,049,183)	(236,864)
KOSPI 200 Index	(31)	6/2019	KRW	(1,892,609)	11,023
Lean Hogs	(399)	6/2019	USD	(14,132,580)	(1,296,961)
LME Aluminum Base Metal	(5)	6/2019	USD	(238,889)	(2,278)
LME Aluminum Base Metal	(18)	6/2019	USD	(859,837)	(23,811)
LME Aluminum Base Metal	(22)	6/2019	USD	(1,049,449)	(13,044)
LME Aluminum Base Metal	(39)	6/2019	USD	(1,864,200)	(23,515)
LME Aluminum Base Metal	(49)	6/2019	USD	(2,338,341)	(50,583)
LME Aluminum Base Metal	(55)	6/2019	USD	(2,626,938)	(9,100)
LME Aluminum Base Metal	(58)	6/2019	USD	(2,772,096)	(15,092)
LME Aluminum Base Metal	(58)	6/2019	USD	(2,772,400)	(7,784)
LME Aluminum Base Metal	(66)	6/2019	USD	(3,153,744)	(35,439)
LME Aluminum Base Metal	(66)	6/2019	USD	(3,152,738)	55,905
LME Aluminum Base Metal	(66)	6/2019	USD	(3,154,091)	(50,470)
LME Aluminum Base Metal	(74)	6/2019	USD	(3,532,075)	(78,941)
LME Aluminum Base Metal	(78)	6/2019	USD	(3,727,016)	(7,621)
LME Aluminum Base Metal	(1,281)	6/2019	USD	(61,199,775)	(656,533)
LME Copper Base Metal	(1)	6/2019	USD	(162,200)	(1,065)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts (continued)
LME Copper Base Metal	(2)	6/2019	USD	$(324,200)	$(1,568)
LME Copper Base Metal	(3)	6/2019	USD	(486,595)	(5,104)
LME Copper Base Metal	(5)	6/2019	USD	(810,187)	(15,487)
LME Copper Base Metal	(11)	6/2019	USD	(1,782,709)	(41,259)
LME Copper Base Metal	(11)	6/2019	USD	(1,782,734)	(41,354)
LME Copper Base Metal	(11)	6/2019	USD	(1,782,687)	(3,009)
LME Copper Base Metal	(12)	6/2019	USD	(1,944,825)	(49,242)
LME Copper Base Metal	(14)	6/2019	USD	(2,270,215)	(34,632)
LME Copper Base Metal	(17)	6/2019	USD	(2,757,612)	(9,188)
LME Copper Base Metal	(21)	6/2019	USD	(3,405,412)	(9,774)
LME Copper Base Metal	(21)	6/2019	USD	(3,406,373)	(48,498)
LME Copper Base Metal	(31)	6/2019	USD	(5,027,262)	(48,904)
LME Copper Base Metal	(181)	6/2019	USD	(29,351,413)	(323,453)
LME Nickel Base Metal	(3)	6/2019	USD	(233,625)	6
LME Nickel Base Metal	(3)	6/2019	USD	(233,590)	694
LME Nickel Base Metal	(3)	6/2019	USD	(233,713)	(441)
LME Nickel Base Metal	(3)	6/2019	USD	(233,709)	810
LME Nickel Base Metal	(3)	6/2019	USD	(233,694)	143
LME Nickel Base Metal	(6)	6/2019	USD	(467,409)	(3,622)
LME Nickel Base Metal	(6)	6/2019	USD	(467,424)	8,478
LME Nickel Base Metal	(7)	6/2019	USD	(545,316)	1,882
LME Nickel Base Metal	(8)	6/2019	USD	(623,232)	4,194
LME Nickel Base Metal	(9)	6/2019	USD	(700,928)	2,666
LME Nickel Base Metal	(17)	6/2019	USD	(1,323,281)	45,479
LME Nickel Base Metal	(19)	6/2019	USD	(1,478,850)	75,484
LME Nickel Base Metal	(19)	6/2019	USD	(1,478,629)	32,556
LME Nickel Base Metal	(31)	6/2019	USD	(2,415,210)	63
LME Zinc Base Metal	(1)	6/2019	USD	(73,502)	(3,867)
LME Zinc Base Metal	(2)	6/2019	USD	(147,063)	(9,568)
LME Zinc Base Metal	(4)	6/2019	USD	(293,948)	(20,521)
LME Zinc Base Metal	(5)	6/2019	USD	(367,288)	(24,316)
LME Zinc Base Metal	(5)	6/2019	USD	(367,139)	(13,278)
LME Zinc Base Metal	(6)	6/2019	USD	(438,888)	(12,006)
LME Zinc Base Metal	(6)	6/2019	USD	(438,669)	(9,162)
LME Zinc Base Metal	(6)	6/2019	USD	(438,450)	(5,418)
LME Zinc Base Metal	(7)	6/2019	USD	(513,056)	(15,198)
LME Zinc Base Metal	(7)	6/2019	USD	(512,292)	(21,962)
LME Zinc Base Metal	(7)	6/2019	USD	(513,685)	(25,455)
LME Zinc Base Metal	(7)	6/2019	USD	(512,801)	(15,821)
LME Zinc Base Metal	(15)	6/2019	USD	(1,101,195)	(40,864)
LME Zinc Base Metal	(131)	6/2019	USD	(9,611,306)	(753,323)
Nikkei 225 Index	(22)	6/2019	JPY	(4,210,232)	38,924
TOPIX Index	(1,181)	6/2019	JPY	(169,642,876)	(668,772)
Cocoa	(124)	7/2019	GBP	(2,722,954)	(22,173)
Cocoa	(276)	7/2019	USD	(6,265,200)	(14,449)
3 Month Euroswiss	(56)	9/2019	CHF	(14,163,796)	(2,958)

					(1,650,507)

					$173,351,450

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

Forward foreign currency contracts outstanding as of March 31, 2019:

Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
AUD	30,180,000	USD	21,413,152	CITI	6/19/2019	$47,573
AUD	30,180,000	USD	21,413,179	JPMC	6/19/2019	47,546
BRL	3,513,000	USD	890,760	CITI**	6/19/2019	1,298
BRL	3,513,000	USD	890,761	JPMC**	6/19/2019	1,297
CAD	197,597,336	USD	147,601,846	CITI	6/19/2019	553,434
CAD	197,597,340	USD	147,602,034	JPMC	6/19/2019	553,249
CHF	154,788,500	USD	155,996,057	CITI	6/19/2019	621,709
CHF	153,994,875	USD	155,191,015	JPMC	6/19/2019	623,747
CLP	182,090,000	USD	265,696	CITI**	6/19/2019	1,876
CLP	182,090,000	USD	265,696	JPMC**	6/19/2019	1,876
GBP	27,829,047	USD	36,244,996	CITI	6/19/2019	144,153
GBP	27,829,048	USD	36,245,043	JPMC	6/19/2019	144,108
INR	3,291,885,153	USD	46,105,465	CITI**	6/19/2019	822,394
INR	3,291,885,143	USD	46,105,523	JPMC**	6/19/2019	822,337
JPY	5,007,801,695	USD	45,328,269	CITI	6/19/2019	136,166
JPY	5,007,801,695	USD	45,328,326	JPMC	6/19/2019	136,109
MXN	561,701,476	USD	28,416,224	CITI	6/19/2019	157,905
MXN	561,701,477	USD	28,416,260	JPMC	6/19/2019	157,869
NOK	108,459,500	USD	12,574,633	CITI	6/19/2019	38,840
NOK	108,459,500	USD	12,574,649	JPMC	6/19/2019	38,824
NZD	219,992,862	USD	149,303,550	CITI	6/19/2019	739,925
NZD	219,992,864	USD	149,303,738	JPMC	6/19/2019	739,738
SEK	264,997,000	USD	28,526,981	CITI	6/19/2019	145,462
SEK	264,997,000	USD	28,527,017	JPMC	6/19/2019	145,427
SGD	29,490,500	USD	21,761,590	CITI	6/19/2019	31,021
SGD	29,490,500	USD	21,761,617	JPMC	6/19/2019	30,993
TWD	310,970,000	USD	10,099,249	CITI**	6/19/2019	8,179
TWD	310,970,000	USD	10,099,262	JPMC**	6/19/2019	8,167
USD	489,175,062	AUD	682,642,313	CITI	6/19/2019	3,754,282
USD	489,174,450	AUD	682,642,312	JPMC	6/19/2019	3,753,670
USD	64,042,890	BRL	245,193,493	CITI**	6/19/2019	1,780,780
USD	64,042,812	BRL	245,193,499	JPMC**	6/19/2019	1,780,700
USD	65,413,857	CAD	86,550,500	CITI	6/19/2019	519,696
USD	65,413,776	CAD	86,550,500	JPMC	6/19/2019	519,613
USD	10,863,607	CHF	10,724,126	CITI	6/19/2019	12,746
USD	10,863,592	CHF	10,724,124	JPMC	6/19/2019	12,731
USD	10,763,922	CLP	7,174,777,000	CITI**	6/19/2019	220,932
USD	10,763,909	CLP	7,174,777,000	JPMC**	6/19/2019	220,918
USD	4,269,184	COP	13,516,574,500	CITI**	6/19/2019	47,174
USD	4,269,179	COP	13,516,574,500	JPMC**	6/19/2019	47,169
USD	2,160,553,267	EUR	1,889,891,960	CITI	6/19/2019	26,341,776
USD	2,160,550,561	EUR	1,889,891,956	JPMC	6/19/2019	26,339,075
USD	33,519,707	GBP	25,383,000	CITI	6/19/2019	328,999
USD	33,519,665	GBP	25,383,000	JPMC	6/19/2019	328,957
USD	9,041,006	HKD	70,745,500	CITI	6/19/2019	7,309
USD	8,107,241	HKD	63,433,000	JPMC	6/19/2019	7,297
USD	28,857,336	HUF	8,146,133,500	CITI	6/19/2019	243,643
USD	28,857,300	HUF	8,146,133,500	JPMC	6/19/2019	243,607
USD	4,124,239	IDR	59,411,853,500	CITI**	6/19/2019	4,680
USD	4,124,472	IDR	59,411,853,500	JPMC**	6/19/2019	4,914
USD	8,700,733	ILS	31,230,498	CITI	6/19/2019	56,322
USD	8,700,723	ILS	31,230,502	JPMC	6/19/2019	56,311
USD	158,767	INR	11,105,500	CITI**	6/19/2019	451
USD	158,767	INR	11,105,500	JPMC**	6/19/2019	451
USD	562,374,970	JPY	61,734,141,000	CITI	6/19/2019	1,907,928

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
USD	562,379,039	JPY	61,734,141,000	JPMC	6/19/2019	$1,911,997
USD	500,353,948	KRW	561,400,320,080	CITI**	6/19/2019	5,802,371
USD	500,353,368	KRW	561,400,320,080	JPMC**	6/19/2019	5,801,791
USD	12,031,236	MXN	235,239,500	CITI	6/19/2019	64,446
USD	12,031,221	MXN	235,239,500	JPMC	6/19/2019	64,431
USD	45,203,504	NOK	386,983,270	CITI	6/19/2019	198,661
USD	45,203,447	NOK	386,983,269	JPMC	6/19/2019	198,603
USD	1,122,885	NZD	1,624,500	CITI	6/19/2019	14,914
USD	1,122,883	NZD	1,624,500	JPMC	6/19/2019	14,913
USD	164,231	PHP	8,634,500	CITI**	6/19/2019	1,507
USD	164,231	PHP	8,634,500	JPMC**	6/19/2019	1,506
USD	114,364,672	PLN	435,193,500	CITI	6/19/2019	732,565
USD	114,364,529	PLN	435,193,500	JPMC	6/19/2019	732,423
USD	169,321,092	SEK	1,554,897,150	CITI	6/19/2019	1,082,587
USD	169,320,881	SEK	1,554,897,150	JPMC	6/19/2019	1,082,374
USD	18,667,880	SGD	25,204,000	CITI	6/19/2019	42,867
USD	18,667,857	SGD	25,204,000	JPMC	6/19/2019	42,843
USD	79,569,195	TWD	2,441,736,719	CITI**	6/19/2019	205,666
USD	79,569,235	TWD	2,441,736,712	JPMC**	6/19/2019	205,706
USD	257,424,554	ZAR	3,692,034,000	CITI	6/19/2019	3,962,743
USD	257,424,232	ZAR	3,692,034,000	JPMC	6/19/2019	3,962,420
ZAR	4,502,500	USD	305,803	CITI	6/19/2019	3,298
ZAR	4,502,500	USD	305,803	JPMC	6/19/2019	3,297

Total unrealized appreciation						101,577,282

AUD	1,242,000	USD	886,452	CITI	6/19/2019	(3,277)
AUD	1,242,000	USD	886,453	JPMC	6/19/2019	(3,278)
BRL	111,300,500	USD	29,230,542	CITI**	6/19/2019	(967,949)
BRL	111,300,500	USD	29,230,579	JPMC**	6/19/2019	(967,985)
CAD	505,019,635	USD	383,021,665	CITI	6/19/2019	(4,366,131)
CAD	505,019,648	USD	383,022,154	JPMC	6/19/2019	(4,366,610)
CHF	156,044,500	USD	158,145,936	CITI	6/19/2019	(257,328)
CHF	156,838,125	USD	158,949,123	JPMC	6/19/2019	(257,511)
CLP	1,316,869,674	USD	1,974,648	CITI**	6/19/2019	(39,571)
CLP	1,316,869,670	USD	1,974,650	JPMC**	6/19/2019	(39,573)
COP	14,220,592,686	USD	4,564,169	CITI**	6/19/2019	(122,253)
COP	14,220,592,690	USD	4,564,175	JPMC**	6/19/2019	(122,259)
EUR	496,825,500	USD	567,988,603	CITI	6/19/2019	(6,935,001)
EUR	496,825,500	USD	567,989,313	JPMC	6/19/2019	(6,935,711)
GBP	329,422,939	USD	435,458,123	CITI	6/19/2019	(4,706,021)
GBP	329,422,950	USD	435,458,682	JPMC	6/19/2019	(4,706,566)
HKD	78,680,000	USD	10,049,852	CITI	6/19/2019	(2,975)
HKD	78,680,000	USD	10,049,865	JPMC	6/19/2019	(2,988)
HUF	36,727,452,141	USD	133,063,676	CITI	6/19/2019	(4,056,701)
HUF	36,727,452,141	USD	133,063,842	JPMC	6/19/2019	(4,056,867)
IDR	1,493,232,342,352	USD	104,545,194	CITI**	6/19/2019	(1,005,957)
IDR	1,493,232,342,360	USD	104,545,325	JPMC**	6/19/2019	(1,006,088)
ILS	28,124,000	USD	7,837,525	CITI	6/19/2019	(52,973)
ILS	28,124,000	USD	7,837,535	JPMC	6/19/2019	(52,983)
INR	880,299,500	USD	12,676,522	CITI**	6/19/2019	(127,306)
INR	880,299,500	USD	12,675,851	JPMC**	6/19/2019	(126,636)
JPY	7,689,168,585	USD	70,110,776	CITI	6/19/2019	(302,960)
JPY	7,689,168,585	USD	70,110,863	JPMC	6/19/2019	(303,047)
MXN	2,739,037,145	USD	140,690,523	CITI	6/19/2019	(1,353,877)
MXN	2,739,037,150	USD	140,690,699	JPMC	6/19/2019	(1,354,052)
NOK	1,180,811,000	USD	138,640,837	CITI	6/19/2019	(1,316,515)
NOK	1,180,811,000	USD	138,641,010	JPMC	6/19/2019	(1,316,688)
NZD	781,901,102	USD	536,493,302	CITI	6/19/2019	(3,207,095)
NZD	781,901,110	USD	536,493,978	JPMC	6/19/2019	(3,207,765)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
PHP	2,844,014,904	USD	54,285,631	CITI**	6/19/2019	$(687,604)
PHP	2,844,014,904	USD	54,285,699	JPMC**	6/19/2019	(687,672)
PLN	1,340,904,504	USD	353,852,208	CITI	6/19/2019	(3,732,541)
PLN	1,340,904,512	USD	353,852,652	JPMC	6/19/2019	(3,732,984)
SEK	1,623,388,000	USD	177,225,405	CITI	6/19/2019	(1,576,249)
SEK	1,623,388,000	USD	177,225,627	JPMC	6/19/2019	(1,576,471)
SGD	66,050,000	USD	48,996,119	CITI	6/19/2019	(187,114)
SGD	66,050,000	USD	48,996,180	JPMC	6/19/2019	(187,175)
TWD	1,353,511,500	USD	44,129,201	CITI**	6/19/2019	(136,149)
TWD	1,353,511,500	USD	44,129,256	JPMC**	6/19/2019	(136,205)
USD	239,459,049	AUD	337,380,144	CITI	6/19/2019	(448,922)
USD	239,458,749	AUD	337,380,143	JPMC	6/19/2019	(449,221)
USD	144,501,553	CAD	193,384,000	CITI	6/19/2019	(494,635)
USD	144,501,372	CAD	193,384,000	JPMC	6/19/2019	(494,815)
USD	7,317,906	CHF	7,284,382	CITI	6/19/2019	(52,562)
USD	7,317,883	CHF	7,284,368	JPMC	6/19/2019	(52,570)
USD	14,646,691	GBP	11,203,000	CITI	6/19/2019	(2,306)
USD	14,646,673	GBP	11,203,000	JPMC	6/19/2019	(2,325)
USD	933,754	HKD	7,312,500	JPMC	6/19/2019	—
USD	19,809,237	IDR	286,413,019,000	CITI**	6/19/2019	(50,355)
USD	19,809,213	IDR	286,413,019,000	JPMC**	6/19/2019	(50,380)
USD	21,125,643	INR	1,524,624,500	CITI**	6/19/2019	(608,823)
USD	21,125,617	INR	1,524,624,500	JPMC**	6/19/2019	(608,849)
USD	311,735,116	JPY	34,549,911,500	CITI	6/19/2019	(1,933,891)
USD	311,750,008	JPY	34,549,911,500	JPMC	6/19/2019	(1,919,000)
USD	24,692,187	MXN	487,675,500	CITI	6/19/2019	(116,191)
USD	24,692,156	MXN	487,675,500	JPMC	6/19/2019	(116,222)
USD	75,722,793	NOK	656,589,230	CITI	6/19/2019	(636,313)
USD	75,722,698	NOK	656,589,227	JPMC	6/19/2019	(636,407)
USD	3,373,142	NZD	4,965,000	CITI	6/19/2019	(13,176)
USD	3,373,138	NZD	4,965,000	JPMC	6/19/2019	(13,180)
USD	16,897,568	PHP	899,498,000	CITI**	6/19/2019	(54,283)
USD	16,895,969	PHP	899,498,000	JPMC**	6/19/2019	(55,882)
USD	2,736,051	PLN	10,486,500	CITI	6/19/2019	(2,048)
USD	2,736,048	PLN	10,486,500	JPMC	6/19/2019	(2,052)
USD	165,790,768	SEK	1,536,855,725	CITI	6/19/2019	(495,673)
USD	165,790,561	SEK	1,536,855,726	JPMC	6/19/2019	(495,879)
USD	1,968,117	SGD	2,665,000	CITI	6/19/2019	(1,240)
USD	1,968,115	SGD	2,665,000	JPMC	6/19/2019	(1,242)
USD	25,038,235	TWD	771,237,309	CITI**	6/19/2019	(29,216)
USD	25,038,251	TWD	771,237,309	JPMC**	6/19/2019	(29,200)
USD	57,502,242	ZAR	841,606,500	CITI	6/19/2019	(274,883)
USD	57,502,170	ZAR	841,606,500	JPMC	6/19/2019	(274,954)
ZAR	1,951,359,053	USD	137,127,413	CITI	6/19/2019	(3,164,671)
ZAR	1,951,359,051	USD	137,127,585	JPMC	6/19/2019	(3,164,843)

Total unrealized depreciation						(87,036,870)

Net unrealized appreciation						$14,540,412

**	Non-deliverable forward.

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Colombian Peso

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

PHP - Philippine Peso

PLN - Poland Zloty

SEK - Swedish Krona

SGD - Singapore Dollar

TWD - New Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

See notes to Consolidated Schedule of Investments.

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

INVESTMENTS	SHARES	VALUE ($)
SHORT-TERM INVESTMENTS - 92.3%

INVESTMENT COMPANIES - 20.7%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund, 2.26% (1)(a)(b)	15,191,328	$15,191,328
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 2.37% (1)(a)	21,348,371	21,348,371
Limited Purpose Cash Investment Fund, 2.43% (1)(a)	45,816,886	45,812,304

TOTAL INVESTMENT COMPANIES (Cost $82,350,153)		82,352,003

	PRINCIPAL AMOUNT ($)
U.S. TREASURY OBLIGATIONS - 71.6%
U.S. Treasury Bills 2.41%, 4/11/2019 (c)(d)	$28,034,000	28,015,510
2.46%, 4/25/2019 (c)	9,931,000	9,915,516
2.46%, 5/2/2019 (c)(d)	3,594,000	3,586,731
2.51%, 6/27/2019 (c)	6,496,000	6,459,145
2.54%, 7/5/2019 (c)	23,584,000	23,436,605
2.42%, 7/11/2019 (c)	40,693,000	40,422,540
2.43%, 7/18/2019 (c)	27,500,000	27,305,197
2.43%, 7/25/2019 (c)	50,000,000	49,622,416
2.44%, 8/1/2019 (c)(d)	26,446,000	26,233,684
2.47%, 8/8/2019 (c)(e)	38,384,000	38,058,024
2.48%, 8/15/2019 (c)(e)	14,880,000	14,746,072
2.49%, 8/22/2019 (c)(d)	1,593,000	1,577,964
2.49%, 8/29/2019 (c)(e)	14,858,000	14,712,051

TOTAL U.S. TREASURY OBLIGATIONS (Cost $284,026,119)		284,091,455

TOTAL SHORT-TERM INVESTMENTS (Cost $366,376,272)		366,443,458

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 92.3% (Cost $366,376,272)		366,443,458

OTHER ASSETS IN EXCESS OF LIABILITIES - 7.7% (f)		30,625,463

NET ASSETS - 100.0%		$397,068,921

(a)	Represents 7-day effective yield as of March 31, 2019.
(b)	All or a portion of the security pledged as collateral for forward foreign currency exchange contracts.
(c)	The rate shown was the effective yield at the date of purchase.
(d)	All or a portion of the security pledged as collateral for swap and futures contracts.
(e)	All or a portion of the security pledged as collateral for swap contracts.
(f)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures contracts and swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

Total return swap contracts outstanding as of March 31, 2019:

Over the Counter

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Coffee ‘C’ May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	04/12/2019	USD	(1,630,125)	$92,808
Coffee ‘C’ May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	04/12/2019	USD	(567,000)	27,600
Coffee ‘C’ May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	04/12/2019	USD	(3,862,687)	381,353
Coffee ‘C’ May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	04/12/2019	USD	(1,523,813)	67,792
Corn May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	04/26/2019	USD	(5,614,875)	313,607
Corn May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	04/26/2019	USD	(1,675,550)	127,295
Corn May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	04/26/2019	USD	(3,761,075)	278,968
Corn May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	04/26/2019	USD	(6,363,525)	450,422
Hang Seng Index April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	04/29/2019	HKD	8,723,100	18,992
HSCEI April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/29/2019	HKD	166,629,100	126,942
Lean Hogs April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/12/2019	USD	154,750	32,018
Live Cattle April Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	04/05/2019	USD	(150,840)	1,164
Live Cattle April Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	04/05/2019	USD	(2,463,720)	6,722
Live Cattle April Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	04/05/2019	USD	(7,743,120)	161,030
Live Cattle June Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	06/07/2019	USD	142,800	356
Soybean May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	05/14/2019	USD	(3,006,450)	77,718
Soybean May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	05/14/2019	USD	(5,261,288)	151,707

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Soybean May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	05/14/2019	USD	(8,090,888)	$229,820
Soybean Meal May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	04/26/2019	USD	(2,329,400)	34,738
Soybean Meal May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	04/26/2019	USD	(2,268,100)	31,530
Soybean Meal May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	04/26/2019	USD	91,950	144
Soybean Meal May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	04/26/2019	USD	(214,550)	3,458
Soybean Meal May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	04/26/2019	USD	(12,934,300)	91,757
Soybean Oil May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	04/26/2019	USD	(459,432)	19,872
Soybean Oil May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	04/26/2019	USD	(2,654,496)	186,086
Swiss Market Index June Futures	Decreases in total return of reference entity	Increases in total return of reference entity	Monthly	MLIN	06/21/2019	CHF	5,952,000	98,465
TAIEX Index April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	04/17/2019	TWD	6,358,800	2,904
Wheat May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	04/26/2019	USD	(1,647,900)	61,923
Wheat May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	04/26/2019	USD	(3,753,550)	9,937

								3,087,128

Cotton No. 2 May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	04/12/2019	USD	(543,270)	(32,537)
Cotton No. 2 May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	04/12/2019	USD	(776,100)	(49,610)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Cotton No. 2 May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	04/12/2019	USD	(970,125)	$(64,235)
Cotton No. 2 May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	04/12/2019	USD	(426,855)	(25,852)
iBovespa Index April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	04/17/2019	BRL	23,868,250	(157,398)
Lean Hogs April Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	04/12/2019	USD	(154,750)	(40,402)
Lean Hogs June Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	06/14/2019	USD	(177,100)	(19,940)
Live Cattle April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	04/05/2019	USD	7,743,120	(203,560)
Live Cattle April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/05/2019	USD	150,840	(2,688)
Live Cattle April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	04/05/2019	USD	2,463,720	(13,655)
Live Cattle June Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	06/07/2019	USD	1,142,400	(17,552)
Live Cattle June Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	06/07/2019	USD	9,091,600	(73,393)
Soybean May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	04/26/2019	USD	574,763	(14,173)
Soybean Meal May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/26/2019	USD	337,150	(10,450)
Soybean Oil May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	04/26/2019	USD	663,624	(55,318)
Wheat May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	04/26/2019	USD	(2,197,200)	(9,693)
Wheat May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	04/26/2019	USD	(1,098,600)	(2,965)

								(793,421)

								$2,293,707

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

Futures contracts outstanding as of March 31, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
Amsterdam Exchange Index	47	4/2019	EUR	$5,777,726	$132,077
Brent Crude Oil	171	4/2019	USD	11,556,180	69,076
CAC 40 10 Euro Index	495	4/2019	EUR	29,667,875	486,793
FTSE/JSE Top 40 Index	81	4/2019	ZAR	2,850,852	2,770
Hang Seng Index	5	4/2019	HKD	926,025	8,585
HSCEI	39	4/2019	HKD	2,825,407	18,823
IBEX 35 Index	54	4/2019	EUR	5,565,827	38,540
LME Aluminum Base Metal	1	4/2019	USD	47,525	1,922
LME Aluminum Base Metal	1	4/2019	USD	47,356	711
LME Aluminum Base Metal	1	4/2019	USD	47,591	257
LME Aluminum Base Metal	2	4/2019	USD	95,267	883
LME Aluminum Base Metal	2	4/2019	USD	95,289	8
LME Aluminum Base Metal	2	4/2019	USD	95,161	756
LME Aluminum Base Metal	2	4/2019	USD	95,140	(241)
LME Aluminum Base Metal	2	4/2019	USD	94,834	1,401
LME Aluminum Base Metal	2	4/2019	USD	95,031	2,077
LME Aluminum Base Metal	3	4/2019	USD	142,519	3,947
LME Aluminum Base Metal	4	4/2019	USD	189,731	3,683
LME Aluminum Base Metal	4	4/2019	USD	190,068	3,256
LME Aluminum Base Metal	6	4/2019	USD	284,688	5,745
LME Copper Base Metal	1	4/2019	USD	162,275	12,778
LME Copper Base Metal	1	4/2019	USD	162,309	12,981
LME Copper Base Metal	1	4/2019	USD	162,213	13,297
LME Copper Base Metal	1	4/2019	USD	162,188	11,260
LME Copper Base Metal	1	4/2019	USD	162,338	15,210
LME Copper Base Metal	1	4/2019	USD	162,138	13,497
LME Copper Base Metal	1	4/2019	USD	162,148	13,945
LME Copper Base Metal	1	4/2019	USD	162,163	13,422
LME Copper Base Metal	2	4/2019	USD	324,400	16,915
LME Copper Base Metal	2	4/2019	USD	324,379	23,348
LME Copper Base Metal	2	4/2019	USD	324,409	31,393
LME Copper Base Metal	3	4/2019	USD	486,863	41,617
LME Copper Base Metal	3	4/2019	USD	486,905	39,915
LME Copper Base Metal	6	4/2019	USD	973,769	74,009
LME Nickel Base Metal	1	4/2019	USD	77,524	7,234
LME Nickel Base Metal	1	4/2019	USD	77,434	10,339
LME Nickel Base Metal	1	4/2019	USD	77,564	7,530
LME Nickel Base Metal	1	4/2019	USD	77,557	7,484
LME Nickel Base Metal	1	4/2019	USD	77,571	6,433
LME Nickel Base Metal	1	4/2019	USD	77,517	8,227
LME Nickel Base Metal	1	4/2019	USD	77,453	9,977
LME Nickel Base Metal	1	4/2019	USD	77,397	11,316
LME Nickel Base Metal	2	4/2019	USD	155,196	11,530
LME Nickel Base Metal	2	4/2019	USD	154,887	19,278
LME Nickel Base Metal	3	4/2019	USD	232,814	9,357
LME Zinc Base Metal	1	4/2019	USD	74,369	12,166
LME Zinc Base Metal	1	4/2019	USD	74,244	9,753
LME Zinc Base Metal	1	4/2019	USD	74,191	8,588
LME Zinc Base Metal	1	4/2019	USD	74,440	12,112
LME Zinc Base Metal	1	4/2019	USD	74,652	12,774
LME Zinc Base Metal	1	4/2019	USD	74,217	8,784
LME Zinc Base Metal	2	4/2019	USD	148,328	15,799
LME Zinc Base Metal	3	4/2019	USD	224,663	42,779
LME Zinc Base Metal	4	4/2019	USD	296,444	28,143
LME Zinc Base Metal	4	4/2019	USD	296,338	26,435

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts (continued)
LME Zinc Base Metal	5	4/2019	USD	$374,125	$63,735
LME Zinc Base Metal	8	4/2019	USD	598,350	97,326
LME Zinc Base Metal	9	4/2019	USD	672,507	118,437
MSCI Taiwan Index	71	4/2019	USD	2,773,970	29,012
Natural Gas	98	4/2019	USD	2,608,760	(142,483)
NY Harbor ULSD	18	4/2019	USD	1,490,378	(11,803)
OMXS30 Index	680	4/2019	SEK	11,309,197	68,751
SGX FTSE China A50 Index	268	4/2019	USD	3,517,500	159,969
WTI Crude Oil	48	4/2019	USD	2,886,720	37,156
LME Aluminum Base Metal	1	5/2019	USD	47,664	36
LME Aluminum Base Metal	1	5/2019	USD	47,579	(379)
LME Aluminum Base Metal	1	5/2019	USD	47,598	(358)
LME Aluminum Base Metal	1	5/2019	USD	47,676	711
LME Aluminum Base Metal	2	5/2019	USD	95,042	2,349
LME Aluminum Base Metal	2	5/2019	USD	95,062	2,582
LME Aluminum Base Metal	2	5/2019	USD	95,022	2,142
LME Aluminum Base Metal	2	5/2019	USD	95,062	1,682
LME Aluminum Base Metal	2	5/2019	USD	95,138	1,258
LME Aluminum Base Metal	3	5/2019	USD	142,679	3,245
LME Aluminum Base Metal	4	5/2019	USD	190,543	(1,182)
LME Copper Base Metal	1	5/2019	USD	162,225	8,319
LME Copper Base Metal	1	5/2019	USD	162,325	6,387
LME Copper Base Metal	1	5/2019	USD	162,300	8,427
LME Copper Base Metal	1	5/2019	USD	162,163	7,823
LME Copper Base Metal	1	5/2019	USD	162,038	721
LME Copper Base Metal	2	5/2019	USD	324,518	18,623
LME Copper Base Metal	2	5/2019	USD	324,300	(1,042)
LME Copper Base Metal	2	5/2019	USD	324,125	(844)
LME Copper Base Metal	2	5/2019	USD	324,575	18,638
LME Copper Base Metal	3	5/2019	USD	486,659	26,277
LME Copper Base Metal	5	5/2019	USD	811,688	31,473
LME Copper Base Metal	5	5/2019	USD	810,563	(771)
LME Nickel Base Metal	1	5/2019	USD	77,672	2,557
LME Nickel Base Metal	1	5/2019	USD	77,692	3,464
LME Nickel Base Metal	1	5/2019	USD	77,706	4,452
LME Nickel Base Metal	1	5/2019	USD	77,718	3,083
LME Nickel Base Metal	1	5/2019	USD	77,735	811
LME Nickel Base Metal	1	5/2019	USD	77,747	(521)
LME Nickel Base Metal	1	5/2019	USD	77,741	604
LME Nickel Base Metal	1	5/2019	USD	77,758	(387)
LME Nickel Base Metal	2	5/2019	USD	155,223	4,566
LME Nickel Base Metal	2	5/2019	USD	155,250	1,651
LME Nickel Base Metal	2	5/2019	USD	155,318	2,187
LME Nickel Base Metal	2	5/2019	USD	155,598	(3,438)
LME Nickel Base Metal	3	5/2019	USD	233,345	(891)
LME Nickel Base Metal	6	5/2019	USD	465,912	(1,835)
LME Zinc Base Metal	1	5/2019	USD	73,719	7,937
LME Zinc Base Metal	1	5/2019	USD	73,844	7,691
LME Zinc Base Metal	1	5/2019	USD	73,867	8,452
LME Zinc Base Metal	2	5/2019	USD	148,016	8,730
LME Zinc Base Metal	2	5/2019	USD	148,116	11,211
LME Zinc Base Metal	2	5/2019	USD	147,828	15,495
LME Zinc Base Metal	3	5/2019	USD	221,883	19,980
LME Zinc Base Metal	3	5/2019	USD	221,672	24,488
LME Zinc Base Metal	6	5/2019	USD	443,907	34,034
Low Sulphur Gasoil	148	5/2019	USD	8,987,300	(5,254)
Australia 10 Year Bond	310	6/2019	AUD	30,498,441	554,690

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts (continued)
Australia 3 Year Bond	1,515	6/2019	AUD	$122,247,739	$615,616
Canada 10 Year Bond	87	6/2019	CAD	9,051,880	175,093
DJIA CBOT E-Mini Index	51	6/2019	USD	6,612,915	83,616
EURO STOXX 50 Index	410	6/2019	EUR	15,048,500	110,469
Euro-Bobl	715	6/2019	EUR	106,785,102	884,071
Euro-BTP	175	6/2019	EUR	25,415,770	137,782
Euro-Bund	256	6/2019	EUR	47,767,525	999,227
Euro-Buxl	18	6/2019	EUR	3,869,903	195,256
Euro-OAT	176	6/2019	EUR	32,115,612	917,897
Euro-Schatz	839	6/2019	EUR	105,385,074	161,243
FTSE 100 Index	609	6/2019	GBP	57,201,043	1,075,833
FTSE/MIB Index	1	6/2019	EUR	116,331	565
Japan 10 Year Bond	95	6/2019	JPY	131,386,809	477,545
Live Cattle	52	6/2019	USD	2,475,200	(17,284)
LME Aluminum Base Metal	1	6/2019	USD	47,778	286
LME Aluminum Base Metal	2	6/2019	USD	95,537	1,982
LME Aluminum Base Metal	2	6/2019	USD	95,404	1,099
LME Aluminum Base Metal	4	6/2019	USD	191,200	853
LME Aluminum Base Metal	5	6/2019	USD	238,606	4,717
LME Aluminum Base Metal	5	6/2019	USD	238,812	1,759
LME Aluminum Base Metal	6	6/2019	USD	286,612	(5,245)
LME Aluminum Base Metal	6	6/2019	USD	286,800	(144)
LME Aluminum Base Metal	6	6/2019	USD	286,704	3,498
LME Aluminum Base Metal	6	6/2019	USD	286,769	371
LME Aluminum Base Metal	6	6/2019	USD	286,736	4,388
LME Aluminum Base Metal	7	6/2019	USD	334,115	7,195
LME Aluminum Base Metal	8	6/2019	USD	382,258	1,672
LME Aluminum Base Metal	60	6/2019	USD	2,866,500	4,006
LME Copper Base Metal	1	6/2019	USD	162,067	3,864
LME Copper Base Metal	1	6/2019	USD	162,198	2,002
LME Copper Base Metal	1	6/2019	USD	162,065	3,687
LME Copper Base Metal	1	6/2019	USD	162,069	3,978
LME Copper Base Metal	1	6/2019	USD	162,063	685
LME Copper Base Metal	2	6/2019	USD	324,317	3,785
LME Copper Base Metal	2	6/2019	USD	324,417	4,352
LME Copper Base Metal	2	6/2019	USD	324,325	645
LME Copper Base Metal	2	6/2019	USD	324,425	842
LME Copper Base Metal	3	6/2019	USD	486,509	5,590
LME Copper Base Metal	23	6/2019	USD	3,729,738	20,181
LME Nickel Base Metal	1	6/2019	USD	77,904	(1,767)
LME Nickel Base Metal	1	6/2019	USD	77,904	(309)
LME Nickel Base Metal	1	6/2019	USD	77,840	(2,132)
LME Nickel Base Metal	1	6/2019	USD	77,902	577
LME Nickel Base Metal	2	6/2019	USD	155,645	(3,685)
LME Nickel Base Metal	2	6/2019	USD	155,668	(8,241)
LME Nickel Base Metal	29	6/2019	USD	2,259,390	(17,122)
LME Zinc Base Metal	1	6/2019	USD	73,257	2,537
LME Zinc Base Metal	1	6/2019	USD	73,148	1,594
LME Zinc Base Metal	1	6/2019	USD	73,384	3,850
LME Zinc Base Metal	1	6/2019	USD	73,294	1,988
LME Zinc Base Metal	2	6/2019	USD	146,826	6,259
LME Zinc Base Metal	8	6/2019	USD	586,950	26,889
Long Gilt	319	6/2019	GBP	53,750,846	549,347
MSCI EAFE E-Mini Index	3	6/2019	USD	279,960	(1,804)
MSCI Emerging Markets E-Mini Index	43	6/2019	USD	2,273,410	(12,230)
NASDAQ 100 E-Mini Index	86	6/2019	USD	12,728,860	456,551

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts (continued)
Palladium	18	6/2019	USD	$2,415,240	$(174,394)
Russell 2000 E-Mini Index	32	6/2019	USD	2,470,080	(15,070)
S&P 500 E-Mini Index	65	6/2019	USD	9,222,850	205,695
S&P Midcap 400 E-Mini Index	3	6/2019	USD	570,300	3,386
S&P/TSX 60 Index	572	6/2019	CAD	81,933,805	314,082
SPI 200 Index	220	6/2019	AUD	24,099,451	51,517
U.S. Treasury 10 Year Note	374	6/2019	USD	46,457,812	642,632
U.S. Treasury 2 Year Note	785	6/2019	USD	167,278,594	571,233
U.S. Treasury 5 Year Note	700	6/2019	USD	81,079,687	686,459
U.S. Treasury Long Bond	180	6/2019	USD	26,938,125	679,548
U.S. Treasury Ultra Bond	86	6/2019	USD	14,448,000	424,362
Platinum	4	7/2019	USD	170,820	(2,081)
3 Month Canadian Bankers Acceptance	68	9/2019	CAD	12,471,246	30,231
3 Month Euro Euribor	43	9/2019	EUR	12,096,195	4,315
3 Month Eurodollar	588	9/2019	USD	143,383,800	236,889
3 Month Sterling	229	9/2019	GBP	36,973,184	43,351
ASX 90 Day Bank Accepted Bill	71	9/2019	AUD	50,224,073	39,117
3 Month Canadian Bankers Acceptance	62	12/2019	CAD	11,373,162	13,682
3 Month Euro Euribor	126	12/2019	EUR	35,444,663	23,845
3 Month Eurodollar	519	12/2019	USD	126,597,075	280,015
3 Month Euroswiss	10	12/2019	CHF	2,529,249	1,159
3 Month Sterling	189	12/2019	GBP	30,511,909	39,543
ASX 90 Day Bank Accepted Bill	71	12/2019	AUD	50,232,710	25,142
3 Month Euro Euribor	189	3/2020	EUR	53,159,045	49,395
3 Month Eurodollar	510	3/2020	USD	124,548,375	283,095
3 Month Euroswiss	22	3/2020	CHF	5,563,796	2,613
3 Month Sterling	167	3/2020	GBP	26,964,336	42,333
3 Month Euro Euribor	219	6/2020	EUR	61,584,705	78,399
3 Month Eurodollar	638	6/2020	USD	155,951,125	393,551
3 Month Sterling	152	6/2020	GBP	24,537,441	40,587
3 Month Euro Euribor	217	9/2020	EUR	61,004,031	90,827
3 Month Eurodollar	718	9/2020	USD	175,622,800	523,061
3 Month Sterling	140	9/2020	GBP	22,591,157	34,636
3 Month Euro Euribor	186	12/2020	EUR	52,270,913	94,110
3 Month Eurodollar	754	12/2020	USD	184,456,675	602,962
3 Month Sterling	133	12/2020	GBP	21,454,021	31,905
3 Month Euro Euribor	102	3/2021	EUR	28,653,253	33,782
3 Month Eurodollar	767	3/2021	USD	187,684,900	580,343
3 Month Sterling	107	3/2021	GBP	17,255,647	34,928

					16,597,132

Short Contracts
LME Aluminum Base Metal	(1)	4/2019	USD	(47,525)	(1,971)
LME Aluminum Base Metal	(1)	4/2019	USD	(47,591)	(284)
LME Aluminum Base Metal	(1)	4/2019	USD	(47,356)	(684)
LME Aluminum Base Metal	(2)	4/2019	USD	(95,031)	(2,002)
LME Aluminum Base Metal	(2)	4/2019	USD	(95,161)	(872)
LME Aluminum Base Metal	(2)	4/2019	USD	(95,289)	205
LME Aluminum Base Metal	(2)	4/2019	USD	(95,140)	89
LME Aluminum Base Metal	(2)	4/2019	USD	(95,267)	(1,069)
LME Aluminum Base Metal	(2)	4/2019	USD	(94,834)	(1,228)
LME Aluminum Base Metal	(3)	4/2019	USD	(142,519)	(4,591)
LME Aluminum Base Metal	(4)	4/2019	USD	(190,068)	(3,623)
LME Aluminum Base Metal	(4)	4/2019	USD	(189,731)	(2,043)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts (continued)
LME Aluminum Base Metal	(6)	4/2019	USD	$(284,688)	$(6,590)
LME Copper Base Metal	(1)	4/2019	USD	(162,213)	(13,178)
LME Copper Base Metal	(1)	4/2019	USD	(162,148)	(12,716)
LME Copper Base Metal	(1)	4/2019	USD	(162,138)	(14,026)
LME Copper Base Metal	(1)	4/2019	USD	(162,163)	(13,363)
LME Copper Base Metal	(1)	4/2019	USD	(162,188)	(11,206)
LME Copper Base Metal	(1)	4/2019	USD	(162,338)	(14,942)
LME Copper Base Metal	(1)	4/2019	USD	(162,275)	(13,218)
LME Copper Base Metal	(1)	4/2019	USD	(162,309)	(13,651)
LME Copper Base Metal	(2)	4/2019	USD	(324,409)	(31,173)
LME Copper Base Metal	(2)	4/2019	USD	(324,379)	(21,560)
LME Copper Base Metal	(2)	4/2019	USD	(324,400)	(17,300)
LME Copper Base Metal	(3)	4/2019	USD	(486,905)	(41,677)
LME Copper Base Metal	(3)	4/2019	USD	(486,863)	(42,654)
LME Copper Base Metal	(6)	4/2019	USD	(973,769)	(78,104)
LME Nickel Base Metal	(1)	4/2019	USD	(77,571)	(6,894)
LME Nickel Base Metal	(1)	4/2019	USD	(77,524)	(7,387)
LME Nickel Base Metal	(1)	4/2019	USD	(77,517)	(8,606)
LME Nickel Base Metal	(1)	4/2019	USD	(77,453)	(10,105)
LME Nickel Base Metal	(1)	4/2019	USD	(77,564)	(7,871)
LME Nickel Base Metal	(1)	4/2019	USD	(77,557)	(7,504)
LME Nickel Base Metal	(1)	4/2019	USD	(77,397)	(11,050)
LME Nickel Base Metal	(1)	4/2019	USD	(77,434)	(10,623)
LME Nickel Base Metal	(2)	4/2019	USD	(155,196)	(12,165)
LME Nickel Base Metal	(2)	4/2019	USD	(154,887)	(19,830)
LME Nickel Base Metal	(3)	4/2019	USD	(232,814)	(10,157)
LME Zinc Base Metal	(1)	4/2019	USD	(74,244)	(9,817)
LME Zinc Base Metal	(1)	4/2019	USD	(74,217)	(8,695)
LME Zinc Base Metal	(1)	4/2019	USD	(74,652)	(12,826)
LME Zinc Base Metal	(1)	4/2019	USD	(74,369)	(11,815)
LME Zinc Base Metal	(1)	4/2019	USD	(74,440)	(12,161)
LME Zinc Base Metal	(1)	4/2019	USD	(74,191)	(8,594)
LME Zinc Base Metal	(2)	4/2019	USD	(148,328)	(16,033)
LME Zinc Base Metal	(3)	4/2019	USD	(224,663)	(42,129)
LME Zinc Base Metal	(4)	4/2019	USD	(296,444)	(27,181)
LME Zinc Base Metal	(4)	4/2019	USD	(296,338)	(26,700)
LME Zinc Base Metal	(5)	4/2019	USD	(374,125)	(64,576)
LME Zinc Base Metal	(8)	4/2019	USD	(598,350)	(100,741)
LME Zinc Base Metal	(9)	4/2019	USD	(672,507)	(121,093)
MSCI Singapore Index	(34)	4/2019	SGD	(902,402)	(5,577)
RBOB Gasoline	(4)	4/2019	USD	(316,260)	(8,182)
Sugar No. 11	(580)	4/2019	USD	(8,139,488)	(42,001)
Cocoa	(34)	5/2019	GBP	(765,215)	(29,678)
Cocoa	(96)	5/2019	USD	(2,188,800)	(79,587)
Coffee ‘C’	(95)	5/2019	USD	(3,366,562)	313,514
Copper	(3)	5/2019	USD	(220,200)	(390)
Corn	(117)	5/2019	USD	(2,085,525)	155,401
Cotton No. 2	(39)	5/2019	USD	(1,513,395)	(74,272)
KC HRW Wheat	(213)	5/2019	USD	(4,579,500)	526,843
LME Aluminum Base Metal	(1)	5/2019	USD	(47,676)	(533)
LME Aluminum Base Metal	(1)	5/2019	USD	(47,598)	399
LME Aluminum Base Metal	(1)	5/2019	USD	(47,664)	64
LME Aluminum Base Metal	(1)	5/2019	USD	(47,579)	318
LME Aluminum Base Metal	(2)	5/2019	USD	(95,042)	(2,252)
LME Aluminum Base Metal	(2)	5/2019	USD	(95,022)	(1,817)
LME Aluminum Base Metal	(2)	5/2019	USD	(95,062)	(2,363)
LME Aluminum Base Metal	(2)	5/2019	USD	(95,062)	(1,863)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts (continued)
LME Aluminum Base Metal	(2)	5/2019	USD	$(95,139)	$(969)
LME Aluminum Base Metal	(3)	5/2019	USD	(142,679)	(3,032)
LME Aluminum Base Metal	(4)	5/2019	USD	(190,543)	845
LME Copper Base Metal	(1)	5/2019	USD	(162,225)	(7,640)
LME Copper Base Metal	(1)	5/2019	USD	(162,162)	(6,815)
LME Copper Base Metal	(1)	5/2019	USD	(162,037)	(465)
LME Copper Base Metal	(1)	5/2019	USD	(162,325)	(6,345)
LME Copper Base Metal	(1)	5/2019	USD	(162,300)	(8,472)
LME Copper Base Metal	(2)	5/2019	USD	(324,575)	(18,656)
LME Copper Base Metal	(2)	5/2019	USD	(324,518)	(19,086)
LME Copper Base Metal	(2)	5/2019	USD	(324,300)	769
LME Copper Base Metal	(2)	5/2019	USD	(324,125)	1,819
LME Copper Base Metal	(3)	5/2019	USD	(486,659)	(28,137)
LME Copper Base Metal	(5)	5/2019	USD	(810,562)	1,060
LME Copper Base Metal	(5)	5/2019	USD	(811,688)	(32,827)
LME Nickel Base Metal	(1)	5/2019	USD	(77,741)	(884)
LME Nickel Base Metal	(1)	5/2019	USD	(77,706)	(4,644)
LME Nickel Base Metal	(1)	5/2019	USD	(77,692)	(3,538)
LME Nickel Base Metal	(1)	5/2019	USD	(77,718)	(3,470)
LME Nickel Base Metal	(1)	5/2019	USD	(77,735)	(908)
LME Nickel Base Metal	(1)	5/2019	USD	(77,758)	1,109
LME Nickel Base Metal	(1)	5/2019	USD	(77,672)	(2,099)
LME Nickel Base Metal	(1)	5/2019	USD	(77,747)	700
LME Nickel Base Metal	(2)	5/2019	USD	(155,250)	(3,078)
LME Nickel Base Metal	(2)	5/2019	USD	(155,318)	(1,459)
LME Nickel Base Metal	(2)	5/2019	USD	(155,598)	3,156
LME Nickel Base Metal	(2)	5/2019	USD	(155,223)	(5,049)
LME Nickel Base Metal	(3)	5/2019	USD	(233,345)	676
LME Nickel Base Metal	(6)	5/2019	USD	(465,912)	4,158
LME Zinc Base Metal	(1)	5/2019	USD	(73,867)	(8,816)
LME Zinc Base Metal	(1)	5/2019	USD	(73,844)	(7,772)
LME Zinc Base Metal	(1)	5/2019	USD	(73,719)	(8,159)
LME Zinc Base Metal	(2)	5/2019	USD	(147,828)	(15,209)
LME Zinc Base Metal	(2)	5/2019	USD	(148,116)	(12,079)
LME Zinc Base Metal	(2)	5/2019	USD	(148,016)	(9,196)
LME Zinc Base Metal	(3)	5/2019	USD	(221,883)	(19,017)
LME Zinc Base Metal	(3)	5/2019	USD	(221,672)	(24,427)
LME Zinc Base Metal	(6)	5/2019	USD	(443,907)	(33,750)
Silver	(41)	5/2019	USD	(3,097,550)	56,314
Soybean	(70)	5/2019	USD	(3,094,875)	80,800
Soybean Meal	(33)	5/2019	USD	(1,011,450)	14,452
Soybean Oil	(93)	5/2019	USD	(1,582,488)	69,705
Wheat	(211)	5/2019	USD	(4,829,263)	370,983
100 oz Gold	(55)	6/2019	USD	(7,141,750)	62,496
DAX Index	(16)	6/2019	EUR	(5,175,530)	(23,269)
KOSPI 200 Index	(2)	6/2019	KRW	(122,104)	791
Lean Hogs	(44)	6/2019	USD	(1,558,480)	(143,514)
LME Aluminum Base Metal	(1)	6/2019	USD	(47,778)	(456)
LME Aluminum Base Metal	(2)	6/2019	USD	(95,538)	(2,646)
LME Aluminum Base Metal	(2)	6/2019	USD	(95,405)	(1,186)
LME Aluminum Base Metal	(4)	6/2019	USD	(191,200)	(2,412)
LME Aluminum Base Metal	(5)	6/2019	USD	(238,606)	(5,162)
LME Aluminum Base Metal	(5)	6/2019	USD	(238,813)	(827)
LME Aluminum Base Metal	(6)	6/2019	USD	(286,800)	(1,218)
LME Aluminum Base Metal	(6)	6/2019	USD	(286,704)	(3,222)
LME Aluminum Base Metal	(6)	6/2019	USD	(286,613)	5,082
LME Aluminum Base Metal	(6)	6/2019	USD	(286,769)	(1,561)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts (continued)
LME Aluminum Base Metal	(6)	6/2019	USD	$(286,736)	$(4,588)
LME Aluminum Base Metal	(7)	6/2019	USD	(334,115)	(7,570)
LME Aluminum Base Metal	(8)	6/2019	USD	(382,258)	(782)
LME Aluminum Base Metal	(124)	6/2019	USD	(5,924,100)	(63,191)
LME Copper Base Metal	(1)	6/2019	USD	(162,069)	(4,103)
LME Copper Base Metal	(1)	6/2019	USD	(162,064)	(3,751)
LME Copper Base Metal	(1)	6/2019	USD	(162,198)	(1,701)
LME Copper Base Metal	(1)	6/2019	USD	(162,062)	(214)
LME Copper Base Metal	(1)	6/2019	USD	(162,067)	(3,759)
LME Copper Base Metal	(2)	6/2019	USD	(324,325)	(931)
LME Copper Base Metal	(2)	6/2019	USD	(324,316)	(4,947)
LME Copper Base Metal	(2)	6/2019	USD	(324,416)	(4,747)
LME Copper Base Metal	(2)	6/2019	USD	(324,425)	(1,081)
LME Copper Base Metal	(3)	6/2019	USD	(486,509)	(4,468)
LME Copper Base Metal	(18)	6/2019	USD	(2,918,925)	(31,115)
LME Nickel Base Metal	(1)	6/2019	USD	(77,904)	1,413
LME Nickel Base Metal	(1)	6/2019	USD	(77,840)	2,797
LME Nickel Base Metal	(1)	6/2019	USD	(77,904)	573
LME Nickel Base Metal	(1)	6/2019	USD	(77,902)	269
LME Nickel Base Metal	(2)	6/2019	USD	(155,645)	3,427
LME Nickel Base Metal	(2)	6/2019	USD	(155,820)	(312)
LME Nickel Base Metal	(2)	6/2019	USD	(155,668)	7,946
LME Zinc Base Metal	(1)	6/2019	USD	(73,257)	(2,260)
LME Zinc Base Metal	(1)	6/2019	USD	(73,148)	(2,001)
LME Zinc Base Metal	(1)	6/2019	USD	(73,294)	(2,171)
LME Zinc Base Metal	(1)	6/2019	USD	(73,384)	(3,636)
LME Zinc Base Metal	(2)	6/2019	USD	(146,826)	(5,507)
LME Zinc Base Metal	(12)	6/2019	USD	(880,425)	(71,012)
Nikkei 225 Index	(3)	6/2019	JPY	(574,123)	5,439
TOPIX Index	(111)	6/2019	JPY	(15,944,419)	(64,977)
Cocoa	(11)	7/2019	GBP	(241,552)	(1,959)
Cocoa	(26)	7/2019	USD	(590,200)	(1,344)
3 Month Euroswiss	(5)	9/2019	CHF	(1,264,625)	(258)

					(267,037)

					$16,330,095

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

Forward foreign currency contracts outstanding as of March 31, 2019:

Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
AUD	2,987,500	USD	2,119,410	CITI	6/19/2019	$4,975
AUD	2,987,500	USD	2,119,412	JPMC	6/19/2019	4,973
BRL	359,500	USD	91,156	CITI**	6/19/2019	132
BRL	359,500	USD	91,156	JPMC**	6/19/2019	131
CAD	18,854,375	USD	14,083,897	CITI	6/19/2019	52,807
CAD	18,854,375	USD	14,083,915	JPMC	6/19/2019	52,790
CHF	14,639,785	USD	14,753,754	CITI	6/19/2019	59,043
CHF	14,562,121	USD	14,674,972	JPMC	6/19/2019	59,240
CLP	17,137,500	USD	25,006	CITI**	6/19/2019	177
CLP	17,137,500	USD	25,006	JPMC**	6/19/2019	177
GBP	2,665,131	USD	3,471,366	CITI	6/19/2019	13,549
GBP	2,665,132	USD	3,471,371	JPMC	6/19/2019	13,545
INR	315,641,018	USD	4,420,243	CITI**	6/19/2019	79,415
INR	315,641,014	USD	4,420,248	JPMC**	6/19/2019	79,410
JPY	487,721,481	USD	4,414,467	CITI	6/19/2019	13,421
JPY	487,721,482	USD	4,414,472	JPMC	6/19/2019	13,416
MXN	53,876,710	USD	2,725,598	CITI	6/19/2019	15,146
MXN	53,876,706	USD	2,725,602	JPMC	6/19/2019	15,143
NOK	10,339,500	USD	1,198,516	CITI	6/19/2019	3,933
NOK	10,339,500	USD	1,198,517	JPMC	6/19/2019	3,931
NZD	21,296,121	USD	14,452,380	CITI	6/19/2019	72,384
NZD	21,296,120	USD	14,452,397	JPMC	6/19/2019	72,364
SEK	25,174,000	USD	2,710,342	CITI	6/19/2019	13,463
SEK	25,174,000	USD	2,710,345	JPMC	6/19/2019	13,460
SGD	2,796,500	USD	2,063,751	CITI	6/19/2019	2,779
SGD	2,796,500	USD	2,063,754	JPMC	6/19/2019	2,778
TWD	30,574,000	USD	992,938	CITI**	6/19/2019	806
TWD	30,574,000	USD	992,939	JPMC**	6/19/2019	805
USD	46,453,035	AUD	64,824,924	CITI	6/19/2019	356,618
USD	46,452,980	AUD	64,824,928	JPMC	6/19/2019	356,562
USD	6,036,908	BRL	23,115,500	CITI**	6/19/2019	167,177
USD	6,036,901	BRL	23,115,500	JPMC**	6/19/2019	167,170
USD	6,295,961	CAD	8,329,500	CITI	6/19/2019	50,637
USD	6,295,953	CAD	8,329,500	JPMC	6/19/2019	50,628
USD	1,062,718	CHF	1,049,000	CITI	6/19/2019	1,321
USD	1,062,717	CHF	1,049,000	JPMC	6/19/2019	1,320
USD	1,005,032	CLP	669,963,500	CITI**	6/19/2019	20,553
USD	1,005,031	CLP	669,963,500	JPMC**	6/19/2019	20,552
USD	402,561	COP	1,274,613,500	CITI**	6/19/2019	4,426
USD	402,561	COP	1,274,613,500	JPMC**	6/19/2019	4,425
USD	204,257,529	EUR	178,669,004	CITI	6/19/2019	2,490,735
USD	204,257,268	EUR	178,668,999	JPMC	6/19/2019	2,490,480
USD	3,319,376	GBP	2,512,000	CITI	6/19/2019	34,695
USD	3,319,372	GBP	2,512,000	JPMC	6/19/2019	34,691
USD	440,364	HKD	3,447,000	CITI	6/19/2019	206
USD	385,902	HKD	3,020,500	JPMC	6/19/2019	206
USD	2,603,172	HUF	735,000,000	CITI	6/19/2019	21,448
USD	2,603,169	HUF	735,000,000	JPMC	6/19/2019	21,445
USD	388,713	IDR	5,599,552,000	CITI**	6/19/2019	446
USD	388,735	IDR	5,599,552,000	JPMC**	6/19/2019	468
USD	870,751	ILS	3,125,500	CITI	6/19/2019	5,632
USD	870,750	ILS	3,125,500	JPMC	6/19/2019	5,630
USD	18,821	INR	1,316,500	CITI**	6/19/2019	53
USD	18,821	INR	1,316,500	JPMC**	6/19/2019	54
USD	53,621,418	JPY	5,886,245,500	CITI	6/19/2019	181,839

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
USD	53,621,825	JPY	5,886,245,500	JPMC	6/19/2019	$182,245
USD	47,106,669	KRW	52,840,925,127	CITI**	6/19/2019	557,777
USD	47,106,636	KRW	52,840,925,120	JPMC**	6/19/2019	557,744
USD	1,547,035	MXN	30,263,500	CITI	6/19/2019	7,510
USD	1,547,033	MXN	30,263,500	JPMC	6/19/2019	7,508
USD	4,342,926	NOK	37,175,443	CITI	6/19/2019	19,548
USD	4,342,921	NOK	37,175,452	JPMC	6/19/2019	19,541
USD	616,035	NZD	895,000	CITI	6/19/2019	5,611
USD	616,035	NZD	895,000	JPMC	6/19/2019	5,610
USD	14,874	PHP	782,000	CITI**	6/19/2019	136
USD	14,874	PHP	782,000	JPMC**	6/19/2019	136
USD	11,067,072	PLN	42,112,500	CITI	6/19/2019	71,200
USD	11,067,058	PLN	42,112,500	JPMC	6/19/2019	71,186
USD	17,114,029	SEK	157,191,800	CITI	6/19/2019	106,014
USD	17,114,008	SEK	157,191,801	JPMC	6/19/2019	105,993
USD	1,836,870	SGD	2,480,000	CITI	6/19/2019	4,223
USD	1,836,868	SGD	2,480,000	JPMC	6/19/2019	4,221
USD	7,827,801	TWD	240,205,060	CITI**	6/19/2019	20,439
USD	7,827,803	TWD	240,205,061	JPMC**	6/19/2019	20,442
USD	24,498,709	ZAR	351,327,500	CITI	6/19/2019	379,727
USD	24,498,679	ZAR	351,327,500	JPMC	6/19/2019	379,696
ZAR	415,000	USD	28,186	CITI	6/19/2019	304
ZAR	415,000	USD	28,186	JPMC	6/19/2019	303

Total unrealized appreciation						9,680,724

AUD	499,500	USD	356,270	CITI	6/19/2019	(1,081)
AUD	499,500	USD	356,271	JPMC	6/19/2019	(1,082)
BRL	10,450,000	USD	2,743,501	CITI**	6/19/2019	(89,927)
BRL	10,450,000	USD	2,743,504	JPMC**	6/19/2019	(89,930)
CAD	47,642,125	USD	36,135,598	CITI	6/19/2019	(414,304)
CAD	47,642,125	USD	36,135,643	JPMC	6/19/2019	(414,350)
CHF	14,613,727	USD	14,810,566	CITI	6/19/2019	(24,138)
CHF	14,691,367	USD	14,889,141	JPMC	6/19/2019	(24,152)
CLP	119,228,472	USD	178,694	CITI**	6/19/2019	(3,494)
CLP	119,228,464	USD	178,694	JPMC**	6/19/2019	(3,494)
COP	1,336,843,000	USD	429,040	CITI**	6/19/2019	(11,466)
COP	1,336,842,992	USD	429,041	JPMC**	6/19/2019	(11,467)
EUR	47,668,000	USD	54,497,967	CITI	6/19/2019	(667,592)
EUR	47,668,000	USD	54,498,035	JPMC	6/19/2019	(667,660)
GBP	31,016,861	USD	40,996,819	CITI	6/19/2019	(439,298)
GBP	31,016,874	USD	40,996,888	JPMC	6/19/2019	(439,349)
HKD	4,685,000	USD	598,415	CITI	6/19/2019	(174)
HKD	4,685,000	USD	598,416	JPMC	6/19/2019	(175)
HUF	3,331,345,981	USD	12,065,407	CITI	6/19/2019	(363,891)
HUF	3,331,345,987	USD	12,065,422	JPMC	6/19/2019	(363,906)
IDR	141,398,603,157	USD	9,900,093	CITI**	6/19/2019	(95,655)
IDR	141,398,603,155	USD	9,900,105	JPMC**	6/19/2019	(95,667)
ILS	2,810,000	USD	783,049	CITI	6/19/2019	(5,258)
ILS	2,810,000	USD	783,050	JPMC	6/19/2019	(5,259)
INR	80,885,500	USD	1,164,785	CITI**	6/19/2019	(11,712)
INR	80,885,500	USD	1,164,725	JPMC**	6/19/2019	(11,652)
JPY	763,511,943	USD	6,961,795	CITI	6/19/2019	(30,083)
JPY	763,511,946	USD	6,961,804	JPMC	6/19/2019	(30,092)
KRW	631,505,000	USD	563,207	CITI**	6/19/2019	(6,899)
KRW	631,505,000	USD	563,208	JPMC**	6/19/2019	(6,900)
MXN	257,875,804	USD	13,249,307	CITI	6/19/2019	(130,993)
MXN	257,875,788	USD	13,249,323	JPMC	6/19/2019	(131,010)
NOK	112,268,500	USD	13,181,102	CITI	6/19/2019	(124,655)
NOK	112,268,500	USD	13,181,118	JPMC	6/19/2019	(124,671)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
NZD	73,607,383	USD	50,506,172	CITI	6/19/2019	$(303,146)
NZD	73,607,376	USD	50,506,230	JPMC	6/19/2019	(303,208)
PHP	270,055,000	USD	5,154,763	CITI**	6/19/2019	(65,333)
PHP	270,055,000	USD	5,154,769	JPMC**	6/19/2019	(65,339)
PLN	125,498,505	USD	33,109,338	CITI	6/19/2019	(340,789)
PLN	125,498,496	USD	33,109,377	JPMC	6/19/2019	(340,831)
SEK	155,533,000	USD	16,979,560	CITI	6/19/2019	(151,026)
SEK	155,533,000	USD	16,979,582	JPMC	6/19/2019	(151,048)
SGD	6,283,500	USD	4,661,175	CITI	6/19/2019	(17,853)
SGD	6,283,500	USD	4,661,181	JPMC	6/19/2019	(17,860)
TWD	137,813,500	USD	4,493,264	CITI**	6/19/2019	(13,925)
TWD	137,813,500	USD	4,493,269	JPMC**	6/19/2019	(13,931)
USD	22,435,502	AUD	31,610,074	CITI	6/19/2019	(42,137)
USD	22,435,473	AUD	31,610,074	JPMC	6/19/2019	(42,167)
USD	13,732,625	CAD	18,377,000	CITI	6/19/2019	(46,152)
USD	13,732,608	CAD	18,377,000	JPMC	6/19/2019	(46,168)
USD	713,671	CHF	710,500	CITI	6/19/2019	(5,225)
USD	713,670	CHF	710,500	JPMC	6/19/2019	(5,226)
USD	1,360,339	GBP	1,040,500	CITI	6/19/2019	(214)
USD	1,360,338	GBP	1,040,500	JPMC	6/19/2019	(216)
USD	4,532	HKD	35,500	CITI	6/19/2019	(1)
USD	58,993	HKD	462,000	JPMC	6/19/2019	(1)
USD	1,917,307	IDR	27,720,565,000	CITI**	6/19/2019	(4,810)
USD	1,917,305	IDR	27,720,565,000	JPMC**	6/19/2019	(4,812)
USD	2,039,072	INR	147,159,500	CITI**	6/19/2019	(58,777)
USD	2,039,070	INR	147,159,500	JPMC**	6/19/2019	(58,780)
USD	29,227,954	JPY	3,239,337,500	CITI	6/19/2019	(181,089)
USD	29,228,768	JPY	3,239,337,500	JPMC	6/19/2019	(180,274)
USD	1,978,252	MXN	39,121,500	CITI	6/19/2019	(11,884)
USD	1,978,250	MXN	39,121,500	JPMC	6/19/2019	(11,887)
USD	7,240,911	NOK	62,786,550	CITI	6/19/2019	(60,953)
USD	7,240,902	NOK	62,786,555	JPMC	6/19/2019	(60,961)
USD	296,572	NZD	436,500	CITI	6/19/2019	(1,137)
USD	296,572	NZD	436,500	JPMC	6/19/2019	(1,137)
USD	1,631,324	PHP	86,838,000	CITI**	6/19/2019	(5,216)
USD	1,631,175	PHP	86,838,000	JPMC**	6/19/2019	(5,365)
USD	255,491	PLN	979,500	CITI	6/19/2019	(264)
USD	255,490	PLN	979,500	JPMC	6/19/2019	(264)
USD	14,803,457	SEK	137,252,200	CITI	6/19/2019	(47,110)
USD	14,803,439	SEK	137,252,199	JPMC	6/19/2019	(47,129)
USD	181,321	SGD	245,500	CITI	6/19/2019	(95)
USD	181,321	SGD	245,500	JPMC	6/19/2019	(96)
USD	2,439,024	TWD	75,128,440	CITI**	6/19/2019	(2,868)
USD	2,439,025	TWD	75,128,439	JPMC**	6/19/2019	(2,868)
USD	5,475,036	ZAR	80,127,500	CITI	6/19/2019	(25,798)
USD	5,475,029	ZAR	80,127,500	JPMC	6/19/2019	(25,804)
ZAR	188,983,497	USD	13,280,395	CITI	6/19/2019	(306,489)
ZAR	188,983,503	USD	13,280,412	JPMC	6/19/2019	(306,506)

Total unrealized depreciation						(8,225,605)

Net unrealized appreciation						$1,455,119

**	Non-deliverable forward.

AUD - Australian Dollar

BRL - Brazilian Real

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Colombian Peso

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

PHP - Philippine Peso

PLN - Poland Zloty

SEK - Swedish Krona

SGD - Singapore Dollar

TWD - New Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

See notes to Consolidated Schedule of Investments.

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR MULTI-ASSET FUND (FORMERLY KNOWN AS AQR RISK PARITY FUND)

INVESTMENTS	SHARES	VALUE ($)
LONG POSITIONS - 144.7%

COMMON STOCKS - 56.6%
Australia - 1.8%
BHP Group Ltd. (2)	7,430	$203,087
BHP Group plc (2)	22,064	532,337
BlueScope Steel Ltd. (2)	68,498	679,877
Flight Centre Travel Group Ltd. (2)	1,023	30,560
Iluka Resources Ltd. (2)	19,322	123,755
Lendlease Group (2)	5,246	46,161
Origin Energy Ltd. (2)	53,647	274,619
Qantas Airways Ltd. (2)	123,577	497,266
Rio Tinto plc (2)	5,377	312,528
Santos Ltd. (2)	122,670	593,940
South32 Ltd. (2)	223,898	594,626
Woodside Petroleum Ltd. (2)	18,323	449,830

		4,338,586

Canada - 1.6%
Aurora Cannabis, Inc. *(a)	36,462	329,873
Canadian National Railway Co. (a)	6,682	598,172
Canadian Natural Resources Ltd.	5,905	162,124
Canadian Pacific Railway Ltd.	445	91,687
Canopy Growth Corp. *	5,775	249,868
CGI, Inc. *	5,661	389,177
Empire Co. Ltd., Class A	8,529	184,640
Husky Energy, Inc.	45,645	452,573
Magna International, Inc. (a)	13,599	662,167
Methanex Corp.	911	51,742
Open Text Corp.	2,789	107,085
Seven Generations Energy Ltd., Class A *	10,271	74,169
Teck Resources Ltd., Class B	10,384	240,261
West Fraser Timber Co. Ltd. (a)	6,099	296,655

		3,890,193

China - 0.3%
Yangzijiang Shipbuilding Holdings Ltd. (2)	541,400	601,203

Denmark - 0.7%
Novo Nordisk A/S, Class B (2)(a)	9,466	494,744
Orsted A/S (2)(b)	2,073	157,238
Pandora A/S (2)(a)	20,816	975,368
Rockwool International A/S, Class B (2)	215	50,420

		1,677,770

Finland - 0.4%
Sampo OYJ, Class A (2)	1,763	79,904
Stora Enso OYJ, Class R (2)	8,274	101,301
UPM-Kymmene OYJ (2)(a)	22,356	652,949

		834,154

France - 1.9%
Atos SE (2)(a)	4,430	427,664
AXA SA (2)(a)	51,063	1,284,280
BNP Paribas SA (2)	2,909	138,434
CNP Assurances (2)	2,919	64,271
Electricite de France SA (2)(a)	57,953	793,340
Engie SA (2)(a)	45,643	680,667
Peugeot SA (2)	6,710	163,735
Sanofi (2)(a)	3,916	346,269
TOTAL SA (2)(a)	7,680	427,387

		4,326,047

INVESTMENTS	SHARES	VALUE ($)
Germany - 1.9%
Allianz SE (Registered) (2)(a)	8,800	$1,961,059
Carl Zeiss Meditec AG (2)	1,770	147,921
CECONOMY AG (2)*	16,039	85,419
E.ON SE (2)(a)	163,045	1,814,403
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered) (2)	515	122,052
Wirecard AG (2)	2,401	301,620

		4,432,474

Hong Kong - 0.6%
CK Asset Holdings Ltd. (2)	39,500	351,779
Hong Kong Exchanges & Clearing Ltd. (2)	3,000	104,816
Hysan Development Co. Ltd. (2)	9,000	48,242
New World Development Co. Ltd. (2)	37,000	61,409
Swire Properties Ltd. (2)	65,600	282,335
Wharf Holdings Ltd. (The) (2)	51,000	154,176
Wheelock & Co. Ltd. (2)	18,000	132,104
Yue Yuen Industrial Holdings Ltd. (2)	13,500	46,477

		1,181,338

Italy - 1.1%
Assicurazioni Generali SpA (2)	3,120	57,846
BPER Banca (2)	84,053	343,956
Enel SpA (2)(a)	168,219	1,077,915
Eni SpA (2)(a)	34,186	604,016
Italgas SpA (2)	7,081	43,754
Unipol Gruppo SpA (2)	77,148	384,841

		2,512,328

Japan - 3.0%
Alps Alpine Co. Ltd. (2)	1,300	27,180
Astellas Pharma, Inc. (2)	30,300	455,281
Concordia Financial Group Ltd. (2)	4,900	18,945
Dai-ichi Life Holdings, Inc. (2)	9,900	137,821
Fujitsu Ltd. (2)	1,500	108,479
Gunma Bank Ltd. (The) (2)	15,700	59,496
Hachijuni Bank Ltd. (The) (2)	26,500	110,002
Haseko Corp. (2)	14,900	187,797
Hitachi High-Technologies Corp. (2)	1,800	73,961
Hitachi Ltd. (2)	4,800	155,955
Idemitsu Kosan Co. Ltd. (2)	5,000	167,241
Iyo Bank Ltd. (The) (2)	10,500	55,584
JFE Holdings, Inc. (2)	28,100	478,285
JXTG Holdings, Inc. (2)	125,000	570,618
Kamigumi Co. Ltd. (2)	8,600	199,463
Marubeni Corp. (2)	45,400	314,777
Mitsubishi Gas Chemical Co., Inc. (2)	26,100	373,845
Mitsubishi UFJ Financial Group, Inc. (2)	67,900	335,819
Mitsui & Co. Ltd. (2)	2,900	45,125
Nikon Corp. (2)	2,500	35,346
Nippon Express Co. Ltd. (2)	1,600	89,210
Nitto Denko Corp. (2)	1,000	52,709
Resona Holdings, Inc. (2)	50,600	219,203
SG Holdings Co. Ltd. (2)	900	26,255
Shinsei Bank Ltd. (2)	17,500	249,019
Showa Denko KK (2)	700	24,744
SoftBank Group Corp. (2)	2,700	263,187
Sojitz Corp. (2)	46,400	163,948
Sompo Holdings, Inc. (2)	400	14,813
Sumitomo Chemical Co. Ltd. (2)	5,200	24,275

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR MULTI-ASSET FUND (FORMERLY KNOWN AS AQR RISK PARITY FUND)

INVESTMENTS	SHARES	VALUE ($)
Japan - 3.0% (continued)
Sumitomo Corp. (2)	23,500	$325,811
Sumitomo Dainippon Pharma Co. Ltd. (2)	18,400	456,671
Sumitomo Heavy Industries Ltd. (2)	2,100	68,249
Sumitomo Mitsui Financial Group, Inc. (2)	17,500	612,828
Taiheiyo Cement Corp. (2)	1,900	63,458
Teijin Ltd. (2)	5,700	94,255
THK Co. Ltd. (2)	900	22,353
Tokyo Electric Power Co. Holdings, Inc. (2)*	32,600	206,231
Tosoh Corp. (2)	13,500	210,643
Toyota Boshoku Corp. (2)	2,600	39,416
Toyota Tsusho Corp. (2)	3,500	114,359

		7,252,657

Luxembourg - 0.2%
ArcelorMittal (2)	6,263	127,103
SES SA, FDR (2)	4,763	74,110

		201,213

Macau - 0.0% (c)
Wynn Macau Ltd. (2)	21,200	50,067

Malta - 0.1%
Kindred Group plc, SDR (2)	14,377	144,225

Netherlands - 1.1%
Aegon NV (2)	73,122	351,239
ING Groep NV (2)	10,000	121,173
Koninklijke Ahold Delhaize NV (2)(a)	42,518	1,131,989
NN Group NV (2)(a)	13,373	556,403
Royal Dutch Shell plc, Class A (2)	1,732	54,430
Royal Dutch Shell plc, Class B (2)	9,563	302,244

		2,517,478

Norway - 0.5%
Equinor ASA (2)(a)	46,681	1,023,251
Salmar ASA (2)	4,410	211,822

		1,235,073

Russia - 0.2%
Evraz plc (2)	55,890	452,180

Singapore - 0.2%
ComfortDelGro Corp. Ltd. (2)	204,400	388,492

South Africa - 0.1%
Anglo American plc (2)	11,411	305,203

Spain - 1.0%
Banco Bilbao Vizcaya Argentaria SA (2)	25,723	146,977
Distribuidora Internacional de Alimentacion SA (2)	136,627	99,826
Endesa SA (2)(a)	33,367	851,540
Iberdrola SA (2)	140,754	1,235,788
Red Electrica Corp. SA (2)	3,330	70,984

		2,405,115

Sweden - 0.6%
Boliden AB (2)	10,319	294,082
Getinge AB, Class B (2)	16,285	189,908
Swedish Orphan Biovitrum AB (2)*	17,380	407,917
Telefonaktiebolaget LM Ericsson, Class B (2)(a)	43,186	397,825

		1,289,732

INVESTMENTS	SHARES	VALUE ($)
Switzerland - 1.0%
GAM Holding AG (2)*	14,086	$43,998
Novartis AG (Registered) (2)	358	34,411
Roche Holding AG (2)(a)	4,412	1,215,748
Sonova Holding AG (Registered) (2)	516	102,256
Zurich Insurance Group AG (2)(a)	2,456	813,026

		2,209,439

United Kingdom - 1.7%
BP plc (2)	18,393	133,560
BT Group plc (2)	95,194	276,569
Burberry Group plc (2)	10,115	257,798
Centrica plc (2)	431,640	642,970
Drax Group plc (2)	54,302	267,753
Fiat Chrysler Automobiles NV (2)(a)	24,852	371,182
Indivior plc (2)*	102,203	127,941
National Grid plc (2)	78,611	872,608
Provident Financial plc (2)	16,081	107,353
Standard Chartered plc (2)	17,688	136,345
Unilever plc (2)	2,907	167,335
Vodafone Group plc (2)	329,178	599,845

		3,961,259

United States - 36.6%
Abbott Laboratories	4,305	344,142
AbbVie, Inc.	10,731	864,811
ABIOMED, Inc. *	677	193,344
Accenture plc, Class A	1,774	312,260
Activision Blizzard, Inc.	3,805	173,241
Adobe, Inc. *	3,337	889,277
Agilent Technologies, Inc.	3,315	266,460
Akamai Technologies, Inc. *	5,494	393,975
Alexion Pharmaceuticals, Inc. *	2,586	349,575
Align Technology, Inc. *	581	165,196
Alkermes plc *	6,381	232,843
Allstate Corp. (The)	8,615	811,361
Alphabet, Inc., Class A *	1,210	1,424,037
Alphabet, Inc., Class C *	793	930,435
Amazon.com, Inc. *(a)	1,365	2,430,724
AMC Networks, Inc., Class A *	884	50,176
American Eagle Outfitters, Inc.	4,573	101,383
American Tower Corp., REIT	1,133	223,269
Ameriprise Financial, Inc.	188	24,083
Amgen, Inc.	2,543	483,119
Anadarko Petroleum Corp.	5,475	249,003
Apple, Inc. (a)	17,323	3,290,504
Applied Materials, Inc.	12,167	482,543
Archer-Daniels-Midland Co.	1,270	54,775
Athene Holding Ltd., Class A *	6,073	247,778
Autodesk, Inc. *	1,704	265,517
AutoZone, Inc. *	628	643,147
Avnet, Inc.	3,356	145,550
Bank of America Corp.	6,798	187,557
Bausch Health Cos., Inc. *	8,140	200,828
Baxter International, Inc.	5,202	422,975
Bed Bath & Beyond, Inc.	2,789	47,385
Berkshire Hathaway, Inc., Class B *	3,292	661,330
Best Buy Co., Inc.	3,792	269,460
Biogen, Inc. *	4,593	1,085,693
Boeing Co. (The)	2,191	835,691
Booking Holdings, Inc. *	123	214,624
Boston Scientific Corp. *	12,932	496,330

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR MULTI-ASSET FUND (FORMERLY KNOWN AS AQR RISK PARITY FUND)

INVESTMENTS	SHARES	VALUE ($)
United States - 36.6% (continued)
Bristol-Myers Squibb Co.	20,538	$979,868
Broadridge Financial Solutions, Inc.	2,565	265,965
Bruker Corp.	2,172	83,492
Cadence Design Systems, Inc. *	2,944	186,974
Cardinal Health, Inc.	8,160	392,904
CBS Corp. (Non-Voting), Class B	10,671	507,193
CDW Corp.	8,105	781,079
Celgene Corp. *	1,808	170,567
Centene Corp. *	4,418	234,596
Charles River Laboratories International, Inc. *	2,354	341,918
Chevron Corp.	4,891	602,473
Ciena Corp. *	1,049	39,170
Cigna Corp.	1,046	168,218
Cirrus Logic, Inc. *	1,610	67,733
Cisco Systems, Inc.	24,551	1,325,508
Citigroup, Inc.	6,602	410,777
Clean Harbors, Inc. *	865	61,873
Cognizant Technology Solutions Corp., Class A	10,441	756,450
Comcast Corp., Class A	34,456	1,377,551
CommScope Holding Co., Inc. *	9,557	207,673
Conduent, Inc. *	19,305	266,988
ConocoPhillips	21,687	1,447,390
Coty, Inc., Class A	1,237	14,225
Crown Castle International Corp., REIT	1,069	136,832
Cummins, Inc.	1,314	207,441
Danaher Corp.	434	57,297
Deckers Outdoor Corp. *	3,893	572,232
Deluxe Corp.	5,430	237,400
Devon Energy Corp.	6,068	191,506
DexCom, Inc. *	3,165	376,952
Dick’s Sporting Goods, Inc.	4,037	148,602
DXC Technology Co.	9,104	585,478
eBay, Inc.	13,101	486,571
Edwards Lifesciences Corp. *	2,568	491,335
Electronic Arts, Inc. *	6,027	612,524
Equitrans Midstream Corp.	3,276	71,351
Exelixis, Inc. *(a)	45,622	1,085,804
Exelon Corp. (a)	39,266	1,968,405
Exxon Mobil Corp.	4,866	393,173
Facebook, Inc., Class A *(a)	10,954	1,825,922
Fifth Third Bancorp	2,061	51,978
First American Financial Corp.	2,780	143,170
Foot Locker, Inc.	10,822	655,813
Fortinet, Inc. *	6,233	523,385
Fox Corp., Class A *	909	33,369
Gap, Inc. (The)	4,765	124,748
Gardner Denver Holdings, Inc. *	2,804	77,979
General Electric Co.	26,086	260,599
Gilead Sciences, Inc.	18,884	1,227,649
Globus Medical, Inc., Class A *	942	46,544
GrafTech International Ltd.	9,020	115,366
H&R Block, Inc.	6,699	160,374
Haemonetics Corp. *	3,707	324,288
HollyFrontier Corp.	13,549	667,559
Honeywell International, Inc.	251	39,889
HP, Inc.	10,031	194,903
Humana, Inc.	876	233,016
Huntington Ingalls Industries, Inc.	897	185,859
Huntsman Corp.	3,040	68,370

INVESTMENTS	SHARES	VALUE ($)
United States - 36.6% (continued)
IAC/InterActiveCorp *	632	$132,789
IDEXX Laboratories, Inc. *	369	82,508
Illumina, Inc. *	304	94,450
Incyte Corp. *	2,283	196,361
Inogen, Inc. *	1,133	108,054
Insperity, Inc.	2,562	316,817
Intel Corp.	20,721	1,112,718
International Business Machines Corp. (a)	10,296	1,452,766
International Paper Co.	6,585	304,688
Intuit, Inc.	6,160	1,610,286
IQVIA Holdings, Inc. *	596	85,735
Johnson & Johnson	5,986	836,783
JPMorgan Chase & Co.	6,659	674,091
Juniper Networks, Inc.	3,970	105,086
Keysight Technologies, Inc. *	1,468	128,009
Kimberly-Clark Corp.	3,299	408,746
Kroger Co. (The)	14,339	352,740
Lam Research Corp.	1,729	309,508
Las Vegas Sands Corp.	6,361	387,767
Lululemon Athletica, Inc. *	1,977	323,971
LyondellBasell Industries NV, Class A	8,061	677,769
Macy’s, Inc.	10,911	262,191
Manhattan Associates, Inc. *	4,684	258,135
Marathon Petroleum Corp.	11,809	706,769
Masimo Corp. *	3,369	465,865
Mastercard, Inc., Class A	2,233	525,760
McKesson Corp.	3,475	406,783
MEDNAX, Inc. *	1,238	33,636
Medtronic plc (a)	14,481	1,318,929
Merck & Co., Inc.	13,214	1,099,008
MetLife, Inc.	2,589	110,214
Michaels Cos., Inc. (The) *	11,065	126,362
Micron Technology, Inc. *	24,838	1,026,555
Microsoft Corp. (a)	30,696	3,620,286
Morgan Stanley	1,473	62,161
MSA Safety, Inc.	2,549	263,567
Mylan NV *	12,818	363,262
NetApp, Inc.	2,592	179,729
NIKE, Inc., Class B	6,586	554,607
NuVasive, Inc. *	2,024	114,943
Oracle Corp.	16,206	870,424
O’Reilly Automotive, Inc. *	63	24,463
PayPal Holdings, Inc. *	672	69,781
Pfizer, Inc. (a)	44,926	1,908,007
Phillips 66	6,557	624,030
Pilgrim’s Pride Corp. *	7,567	168,668
PRA Health Sciences, Inc. *	632	69,703
Procter & Gamble Co. (The)	5,610	583,721
Prologis, Inc., REIT	1,608	115,696
PulteGroup, Inc.	2,217	61,987
Ralph Lauren Corp.	2,285	296,319
Robert Half International, Inc.	7,891	514,177
Ross Stores, Inc.	2,250	209,475
S&P Global, Inc.	641	134,962
Sally Beauty Holdings, Inc. *	10,326	190,102
Schneider National, Inc., Class B	1,879	39,553
Simon Property Group, Inc., REIT	791	144,128
Skyworks Solutions, Inc.	773	63,757
Southwestern Energy Co. *	46,352	217,391
Spirit AeroSystems Holdings, Inc., Class A	5,592	511,836
Starbucks Corp.	3,624	269,408

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR MULTI-ASSET FUND (FORMERLY KNOWN AS AQR RISK PARITY FUND)

INVESTMENTS	SHARES		VALUE ($)
United States - 36.6% (continued)
Steel Dynamics, Inc.		10,706	$377,601
Stryker Corp.		544	107,451
Symantec Corp.		26,235	603,143
Synchrony Financial		18,847	601,219
Target Corp.		1,856	148,963
TE Connectivity Ltd.		1,697	137,033
Tech Data Corp. *		5,396	552,604
TEGNA, Inc.		29,963	422,478
Texas Instruments, Inc.		2,273	241,097
TJX Cos., Inc. (The)		4,444	236,465
Toll Brothers, Inc.		3,874	140,239
TripAdvisor, Inc. *		2,608	134,182
Twilio, Inc., Class A *		1,052	135,897
Tyson Foods, Inc., Class A		15,504	1,076,443
United Technologies Corp.		1,951	251,464
Unum Group		4,447	150,442
Urban Outfitters, Inc. *		10,484	310,746
Valero Energy Corp.		8,481	719,443
Varian Medical Systems, Inc. *		403	57,113
Veeva Systems, Inc., Class A *		1,160	147,158
Verizon Communications, Inc.		4,274	252,722
Vertex Pharmaceuticals, Inc. *		244	44,884
Viacom, Inc., Class B		8,856	248,588
Wabtec Corp.		19	1,401
Walmart, Inc.		5,342	521,005
Walt Disney Co. (The)		4,260	472,988
Weight Watchers International, Inc. *		11,218	226,043
Wells Fargo & Co.		10,141	490,013
WESCO International, Inc. *		7,924	420,051
World Fuel Services Corp.		10,939	316,028
WW Grainger, Inc.		295	88,774
Xerox Corp.		8,396	268,504
Xilinx, Inc.		1,917	243,056
Zebra Technologies Corp., Class A *		1,498	313,876
Zimmer Biomet Holdings, Inc.		1,571	200,617
Zynga, Inc., Class A *		18,021	96,052

			84,782,444

TOTAL COMMON STOCKS (Cost $127,831,293)			130,988,670

	PRINCIPAL AMOUNT ($)
FOREIGN GOVERNMENT SECURITIES - 14.4%
Deutsche Bundesrepublik Inflation Linked Bond
0.10%, 4/15/2023 (2)(d)(e)(f)	EUR	4,565,600	5,471,170
0.10%, 4/15/2026 (2)(d)(e)(f)	EUR	4,236,981	5,268,117
France Government Bond OAT
0.25%, 7/25/2024 (2)(d)(e)(f)	EUR	1,656,255	2,027,628
0.10%, 3/1/2025 (2)(f)	EUR	1,542,030	1,848,580
1.85%, 7/25/2027 (2)(d)(e)(f)	EUR	3,179,149	4,480,943
0.10%, 3/1/2028 (2)(d)(e)(f)	EUR	2,463,140	2,986,335
0.70%, 7/25/2030 (2)(d)(e)(f)	EUR	1,850,900	2,437,352
United Kingdom Index Linked Treasury Gilt
0.13%, 3/22/2024 (2)(f)	GBP	3,502,408	5,188,947
0.13%, 3/22/2026 (2)(f)	GBP	2,301,425	3,565,917

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $33,246,355)			33,274,989

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. TREASURY OBLIGATIONS - 18.3%
U.S. Treasury Inflation Linked Notes
0.13%, 4/15/2022 (2)(f)	$11,850,000	$12,138,149
0.63%, 4/15/2023 (2)(f)	9,045,900	9,230,234
0.38%, 7/15/2025 (2)(f)	3,380,000	3,584,379
0.63%, 1/15/2026 (2)(f)	6,230,000	6,673,460
0.13%, 7/15/2026 (2)(f)	6,980,000	7,168,494
0.38%, 7/15/2027 (2)(f)	3,580,000	3,655,584

TOTAL U.S. TREASURY OBLIGATIONS (Cost $42,019,959)		42,450,300

	SHARES
SHORT-TERM INVESTMENTS - 55.4%

INVESTMENT COMPANIES - 29.6%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 2.37% (g)	239,153	239,153
Dreyfus Treasury & Agency Cash Management, Institutional Shares, 2.32% (g)	956,612	956,612
Goldman Sachs Financial Square Funds - Treasury Instruments Fund, 2.26% (g)(h)	7,010,656	7,010,656
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 2.37% (g)(h)	29,476,652	29,476,652
Limited Purpose Cash Investment Fund, 2.43% (g)	28,965,082	28,962,185
UBS Select Treasury Preferred Fund, Class I, 2.35% (g)	1,711,872	1,711,872

TOTAL INVESTMENT COMPANIES (Cost $68,354,039)		68,357,130

	PRINCIPAL AMOUNT ($)
U.S. TREASURY OBLIGATIONS - 25.8%
U.S. Treasury Bills 2.52%, 6/20/2019 (2)(i)	$13,411,000	13,340,548
2.51%, 6/27/2019 (2)(i)(j)	2,354,000	2,340,644
2.45%, 7/18/2019 (2)(i)(j)	10,708,000	10,632,147
2.48%, 7/25/2019 (2)(i)(k)	11,745,000	11,656,306
2.44%, 8/1/2019 (2)(i)(j)	12,255,000	12,156,613
2.47%, 8/8/2019 (2)(i)(k)	9,672,000	9,589,861

TOTAL U.S. TREASURY OBLIGATIONS (Cost $59,703,668)		59,716,119

TOTAL SHORT-TERM INVESTMENTS (Cost $128,057,707)		128,073,249

TOTAL LONG POSITIONS (Cost $331,155,314)		334,787,208

	SHARES
SHORT POSITIONS - (13.1)%

COMMON STOCKS - (13.1)%
Australia - (0.6)%
AMP Ltd. (2)	(148,562)	(221,873)
Challenger Ltd. (2)	(56,845)	(335,028)
Domino’s Pizza Enterprises Ltd. (2)	(1,176)	(36,263)
Magellan Financial Group Ltd. (2)	(3,651)	(94,690)
Ramsay Health Care Ltd. (2)	(1,645)	(75,224)
SEEK Ltd. (2)	(25,307)	(315,709)
Tabcorp Holdings Ltd. (2)	(81,461)	(267,320)

		(1,346,107)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR MULTI-ASSET FUND (FORMERLY KNOWN AS AQR RISK PARITY FUND)

INVESTMENTS	SHARES	VALUE ($)
Austria - 0.0% (c)
ams AG (2)*	(682)	$(18,436)

Canada - (0.4)%
Agnico Eagle Mines Ltd.	(618)	(26,868)
Dollarama, Inc.	(1,832)	(48,873)
Encana Corp.	(60,201)	(436,073)
IGM Financial, Inc.	(3,381)	(86,982)
Onex Corp.	(350)	(19,743)
PrairieSky Royalty Ltd.	(11,916)	(160,503)
SNC-Lavalin Group, Inc.	(1,004)	(25,476)
Stars Group, Inc. (The) *	(2,625)	(45,886)

		(850,404)

Denmark - (0.1)%
AP Moller - Maersk A/S, Class B (2)	(205)	(259,909)

France - (0.4)%
Altran Technologies SA (2)	(15,716)	(172,607)
Elior Group SA (2)(b)	(7,180)	(96,141)
Iliad SA (2)	(376)	(37,780)
SEB SA (2)	(126)	(21,214)
Valeo SA (2)	(21,623)	(627,775)

		(955,517)

Germany - (0.5)%
Delivery Hero SE (2)*(b)	(9,688)	(350,129)
Deutsche Bank AG (Registered) (2)	(28,826)	(234,990)
OSRAM Licht AG (2)	(677)	(23,322)
TUI AG (2)	(2,324)	(22,290)
United Internet AG (Registered) (2)	(8,272)	(302,474)
Zalando SE (2)*(b)	(8,311)	(324,704)

		(1,257,909)

Ireland - (0.3)%
James Hardie Industries plc, CHESS (2)	(62,182)	(802,281)

Italy - (0.4)%
Brembo SpA (2)	(5,742)	(65,170)
Ferrari NV (2)	(1,559)	(209,449)
Pirelli & C SpA (2)*(b)	(64,377)	(415,078)
Prysmian SpA (2)	(14,477)	(274,376)

		(964,073)

Japan - 0.0% (c)
FamilyMart UNY Holdings Co. Ltd. (2)	(2,400)	(61,178)
M3, Inc. (2)	(1,000)	(16,830)
MISUMI Group, Inc. (2)	(1,300)	(32,457)

		(110,465)

Luxembourg - 0.0% (c)
Tenaris SA (2)	(3,876)	(54,601)

Netherlands - (0.1)%
SBM Offshore NV (2)	(6,632)	(126,335)

Panama - (0.1)%
Copa Holdings SA, Class A	(1,783)	(143,728)

Spain - (0.2)%
Cellnex Telecom SA (2)(b)	(16,242)	(476,830)

INVESTMENTS	SHARES	VALUE ($)
Sweden - 0.0% (c)
Autoliv, Inc.	(246)	$(18,088)

Switzerland - (0.1)%
Idorsia Ltd. (2)*	(7,685)	(135,468)

United Arab Emirates - (0.3)%
NMC Health plc (2)	(18,678)	(556,730)

United Kingdom - 0.0% (c)
Thomas Cook Group plc (2)	(57,762)	(18,784)

United States - (9.2)%
2U, Inc. *	(1,226)	(86,862)
Acadia Healthcare Co., Inc. *	(10,054)	(294,683)
Adient plc	(33,041)	(428,211)
Advanced Micro Devices, Inc. *	(8,062)	(205,742)
Agios Pharmaceuticals, Inc. *	(4,983)	(336,054)
Albemarle Corp.	(4,289)	(351,612)
Alnylam Pharmaceuticals, Inc. *	(1,205)	(112,607)
Aptiv plc	(5,965)	(474,158)
Bluebird Bio, Inc. *	(3,364)	(529,258)
Brink’s Co. (The)	(132)	(9,954)
BWX Technologies, Inc.	(1,318)	(65,347)
Caesars Entertainment Corp. *	(36,612)	(318,158)
Callon Petroleum Co. *	(53,150)	(401,282)
Campbell Soup Co.	(311)	(11,858)
Catalent, Inc. *	(4,740)	(192,397)
Centennial Resource Development, Inc., Class A *	(22,382)	(196,738)
Cognex Corp.	(7,880)	(400,777)
Commercial Metals Co.	(14,922)	(254,868)
Conagra Brands, Inc.	(48,592)	(1,347,942)
Cree, Inc. *	(4,340)	(248,335)
Delphi Technologies plc	(2,795)	(53,832)
Diamond Offshore Drilling, Inc. *	(14,103)	(147,940)
Dril-Quip, Inc. *	(5,910)	(270,974)
Element Solutions, Inc. *	(26,805)	(270,731)
Energizer Holdings, Inc.	(1,175)	(52,793)
Ensco plc, Class A	(103,763)	(407,789)
EQT Corp.	(732)	(15,182)
Extraction Oil & Gas, Inc. *	(4,335)	(18,337)
Freeport-McMoRan, Inc.	(13,574)	(174,969)
GCI Liberty, Inc., Class A *	(2,631)	(146,310)
Global Payments, Inc.	(745)	(101,707)
Granite Construction, Inc.	(7,984)	(344,510)
Graphic Packaging Holding Co.	(31,329)	(395,685)
Hess Corp.	(3,360)	(202,373)
Insulet Corp. *	(7,753)	(737,233)
International Flavors & Fragrances, Inc.	(3,222)	(414,961)
International Game Technology plc	(6,786)	(88,150)
IPG Photonics Corp. *	(591)	(89,702)
Knight-Swift Transportation Holdings, Inc.	(6,392)	(208,891)
Kraft Heinz Co. (The)	(4,131)	(134,877)
Ligand Pharmaceuticals, Inc. *	(3,410)	(428,671)
Littelfuse, Inc.	(1,747)	(318,792)
Marvell Technology Group Ltd.	(30,721)	(611,041)
MasTec, Inc. *	(12,789)	(615,151)
Matador Resources Co. *	(20,450)	(395,298)
Mattel, Inc. *	(29,032)	(377,416)
Meredith Corp.	(7,713)	(426,220)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR MULTI-ASSET FUND (FORMERLY KNOWN AS AQR RISK PARITY FUND)

INVESTMENTS	SHARES	VALUE ($)
United States - (9.2)% (continued)
Microchip Technology, Inc.	(3,071)	$(254,770)
Middleby Corp. (The) *	(1,627)	(211,559)
Newell Brands, Inc.	(52,138)	(799,797)
Newmont Mining Corp.	(333)	(11,911)
Oceaneering International, Inc. *	(4,205)	(66,313)
ONEOK, Inc.	(2,879)	(201,069)
Penn National Gaming, Inc. *	(805)	(16,181)
Pinnacle Financial Partners, Inc.	(1,461)	(79,917)
Plantronics, Inc.	(512)	(23,608)
Royal Gold, Inc.	(888)	(80,746)
Sage Therapeutics, Inc. *	(434)	(69,028)
Sanderson Farms, Inc.	(6,327)	(834,152)
Scientific Games Corp. *	(12,532)	(255,903)
Seattle Genetics, Inc. *	(1,287)	(94,260)
Sensient Technologies Corp.	(1,675)	(113,548)
Spectrum Brands Holdings, Inc.	(666)	(36,483)
Sterling Bancorp	(31,904)	(594,371)
Switch, Inc., Class A	(28,097)	(289,680)
Tesla, Inc. *	(2,561)	(716,721)
Tiffany & Co.	(477)	(50,347)
Transocean Ltd. *	(73,151)	(637,145)
Trinity Industries, Inc.	(6,194)	(134,596)
Universal Display Corp.	(584)	(89,265)
ViaSat, Inc. *	(6,486)	(502,665)
Virtu Financial, Inc., Class A	(8,209)	(194,964)
Wabtec Corp.	(8,829)	(650,874)
Weatherford International plc *	(104,003)	(72,594)
Welbilt, Inc. *	(21,854)	(357,968)
WellCare Health Plans, Inc. *	(971)	(261,927)
WPX Energy, Inc. *	(3,501)	(45,898)

		(21,464,638)

Zambia - (0.4)%
First Quantum Minerals Ltd.	(70,817)	(802,842)

TOTAL COMMON STOCKS (Proceeds $(29,782,267))		(30,363,145)

TOTAL SHORT POSITIONS (Proceeds $(29,782,267))		(30,363,145)

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 131.6% (Cost $301,373,047)		304,424,063

LIABILITIES IN EXCESS OF OTHER ASSETS - (31.6)% (l)		(73,020,563)

NET ASSETS - 100.0%		$231,403,500

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$8,518,343	3.7%
Consumer Discretionary	6,527,690	2.8
Consumer Staples	2,496,651	1.1
Energy	7,639,674	3.3
Financials	11,530,081	5.0
Foreign Government Securities	33,274,989	14.4
Health Care	19,779,453	8.6
Industrials	4,352,702	1.9
Information Technology	23,383,899	10.1
Materials	4,017,306	1.7
Real Estate	1,696,130	0.7
U.S. Treasury Obligations	42,450,300	18.3
Utilities	10,683,596	4.6
Short-Term Investments	128,073,249	55.4

Total Investments In Securities At Value	304,424,063	131.6
Liabilities in Excess of Other Assets (l)	(73,020,563)	(31.6)

Net Assets	$231,403,500	100.0%

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $33,429,366.
(b)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2019 amounted to $(1,505,644), which represents approximately (0.65%) of net assets of the fund.

(c)	Represents less than 0.05% of net assets.
(d)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At March 31, 2019, the value of these securities amounted to $22,671,545 or 9.80% of net assets.

(e)	Inflation protected security.
(f)	On 3/31/2019, securities valued at $75,725,289 were pledged as collateral for reverse repurchase agreements outstanding.
(g)	Represents 7-day effective yield as of March 31, 2019.
(h)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(i)	The rate shown was the effective yield at the date of purchase.
(j)	All or a portion of the security pledged as collateral for futures contracts.
(k)	All or a portion of the security pledged as collateral for swap contracts.
(l)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures contracts and swap contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security.

The following abbreviations are used in portfolio descriptions:

EUR - Euro

GBP - British Pound

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR MULTI-ASSET FUND (FORMERLY KNOWN AS AQR RISK PARITY FUND)

Reverse repurchase agreements at March 31, 2019:

Over the Counter

COUNTERPARTY	TRADE DATE	RATE	DUE DATE	CURRENCY	PRINCIPAL AMOUNT AND VALUE OF REVERSE REPURCHASE AGREEMENT
CITI	3/11/2019	2.67%	4/11/2019	USD	$8,354,649
CITI	3/11/2019	2.67%	4/11/2019	USD	5,405,253
CITI	3/12/2019	2.67%	4/11/2019	USD	603,361
CITI	3/13/2019	2.67%	4/11/2019	USD	503,937
CITI	3/14/2019	2.67%	4/11/2019	USD	3,550,241
CITI	3/14/2019	2.67%	4/11/2019	USD	302,674
CITI	3/21/2019	2.72%	4/11/2019	USD	101,859
CITI	3/21/2019	2.72%	4/11/2019	USD	101,883
CITI	3/28/2019	2.85%	4/11/2019	USD	99,385
GSCO	3/28/2019	0.43%	4/17/2019	EUR	125,246
GSCO	3/15/2019	(0.46)%	4/17/2019	EUR	5,059,144
GSCO	3/21/2019	(0.46)%	4/17/2019	EUR	125,648
GSCO	3/21/2019	(0.46)%	4/17/2019	EUR	126,955
GSCO	3/15/2019	(0.46)%	4/17/2019	EUR	5,141,751
JPMS	3/15/2019	0.87%	4/17/2019	GBP	2,484,078
JPMS	3/15/2019	0.87%	4/17/2019	GBP	3,554,881
JPMS	3/21/2019	0.87%	4/17/2019	GBP	335,342
JPMS	3/21/2019	0.87%	4/17/2019	GBP	511,507
JPMS	3/27/2019	0.87%	4/17/2019	GBP	503,777
JPMS	3/27/2019	0.87%	4/17/2019	GBP	683,036
JPMS	3/28/2019	0.87%	4/17/2019	GBP	168,614
JPMS	3/28/2019	0.87%	4/17/2019	GBP	342,761
JPMS	3/11/2019	2.58%	4/11/2019	USD	2,780,000
JPMS	3/12/2019	2.65%	4/11/2019	USD	300,375
JPMS	3/13/2019	2.65%	4/11/2019	USD	200,500
JPMS	3/28/2019	2.65%	4/11/2019	USD	102,000
JPMS	3/14/2019	2.68%	4/11/2019	USD	201,750
MPFS	3/15/2019	(0.44)%	4/17/2019	EUR	1,840,029
MPFS	3/21/2019	(0.44)%	4/17/2019	EUR	374,048
MPFS	3/21/2019	(0.44)%	4/17/2019	EUR	312,923
MPFS	3/21/2019	(0.44)%	4/17/2019	EUR	136,270
MPFS	3/27/2019	(0.44)%	4/17/2019	EUR	122,152
MPFS	3/27/2019	(0.44)%	4/17/2019	EUR	403,465
MPFS	3/27/2019	(0.44)%	4/17/2019	EUR	492,009
MPFS	3/27/2019	(0.44)%	4/17/2019	EUR	771,405
MPFS	3/28/2019	(0.44)%	4/17/2019	EUR	463,276
MPFS	3/15/2019	(0.44)%	4/17/2019	EUR	2,931,760
MPFS	3/15/2019	(0.44)%	4/17/2019	EUR	1,606,790
MPFS	3/15/2019	(0.44)%	4/17/2019	EUR	2,019,512
MPFS	3/28/2019	(0.44)%	4/17/2019	EUR	269,044
MPFS	3/28/2019	(0.44)%	4/17/2019	EUR	246,538
MPFS	3/15/2019	(0.45)%	4/17/2019	EUR	1,710,767
MPFS	3/11/2019	2.65%	4/11/2019	USD	5,157,394
MPFS	3/11/2019	2.65%	4/11/2019	USD	9,091,130
MSCL	3/11/2019	2.68%	4/11/2019	USD	2,676,750
MSCL	3/11/2019	2.68%	4/11/2019	USD	5,053,388
MSCL	3/12/2019	2.68%	4/11/2019	USD	207,500
MSCL	3/12/2019	2.68%	4/11/2019	USD	523,750
MSCL	3/13/2019	2.69%	4/11/2019	USD	530,000
MSCL	3/13/2019	2.69%	4/11/2019	USD	420,000
MSCL	3/14/2019	2.71%	4/11/2019	USD	210,000
MSCL	3/14/2019	2.71%	4/11/2019	USD	104,000
MSCL	3/21/2019	2.83%	4/11/2019	USD	107,000
MSCL	3/28/2019	2.90%	4/11/2019	USD	106,000
MSCL	3/28/2019	2.90%	4/11/2019	USD	104,875

					$79,762,382

The weighted average daily balance of the reverse repurchase agreements during the period ended March 31, 2019 was $59,190,445 at a net weighted average interest rate of 1.682%

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR MULTI-ASSET FUND (FORMERLY KNOWN AS AQR RISK PARITY FUND)

Total return swap contracts outstanding as of March 31, 2019:

Over the Counter

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Cocoa July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	06/07/2019	USD	45,400	$1,351
Cocoa July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	06/07/2019	USD	22,700	681
Cocoa July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	06/07/2019	USD	22,700	650
Coffee ‘C’ May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	04/12/2019	USD	(389,813)	30,653
Coffee ‘C’ May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	04/12/2019	USD	(141,750)	4,656
Coffee ‘C’ May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	04/12/2019	USD	(141,750)	3,798
Corn May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	04/26/2019	USD	(285,200)	23,522
Corn May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	04/26/2019	USD	(427,800)	27,865
Corn May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	04/26/2019	USD	(855,600)	34,991
Corn May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	04/26/2019	USD	(196,075)	15,450
Corn July Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	07/12/2019	USD	(622,625)	28,251
Corn July Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	07/12/2019	USD	(512,750)	15,645
Cotton No. 2 May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	04/12/2019	USD	465,660	20,930
Cotton No. 2 May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/12/2019	USD	77,610	3,330
Cotton No. 2 July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	07/09/2019	USD	234,930	8,638

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR MULTI-ASSET FUND (FORMERLY KNOWN AS AQR RISK PARITY FUND)

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Hang Seng Index April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	04/29/2019	HKD	2,907,700	$6,266
KC HRW Wheat May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	04/26/2019	USD	(21,500)	4,131
KC HRW Wheat May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	04/26/2019	USD	(86,000)	15,850
Lean Hogs April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/12/2019	USD	92,850	12,890
Lean Hogs April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	04/12/2019	USD	680,900	90,756
Lean Hogs June Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	06/14/2019	USD	106,260	15,232
Lean Hogs June Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	06/14/2019	USD	743,820	105,796
Live Cattle April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	04/05/2019	USD	2,212,320	5,696
Live Cattle April Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	04/05/2019	USD	(2,212,320)	54,384
Soybean May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	05/14/2019	USD	(972,675)	14,475
Soybean May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	05/14/2019	USD	(1,768,500)	25,740
Soybean Meal May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	04/26/2019	USD	(582,350)	12,300
Soybean Oil May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	04/26/2019	USD	(204,192)	—
Swiss Market Index June Futures	Decreases in total return of reference entity	Increases in total return of reference entity	Monthly	MSCS	06/21/2019	CHF	2,976,000	43,316
Wheat July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	07/12/2019	USD	393,975	11,338
Wheat July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	07/12/2019	USD	393,975	11,954

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR MULTI-ASSET FUND (FORMERLY KNOWN AS AQR RISK PARITY FUND)

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Wheat July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	07/12/2019	USD	115,875	$2,914

								653,449

Cocoa May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/05/2019	USD	22,800	(1,446)
Cocoa May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	04/05/2019	USD	45,600	(2,907)
Cocoa May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	04/05/2019	USD	(22,800)	(980)
Cocoa May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	04/05/2019	USD	(45,600)	(1,960)
Cocoa May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	04/05/2019	USD	(22,800)	(963)
Cocoa May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	04/05/2019	USD	22,800	(1,374)
Coffee ‘C’ May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	04/12/2019	USD	141,750	(17,317)
Coffee ‘C’ May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	04/12/2019	USD	141,750	(18,591)
Coffee ‘C’ May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	04/12/2019	USD	389,813	(52,463)
Coffee ‘C’ July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	06/13/2019	USD	145,575	(4,167)
Coffee ‘C’ July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	06/13/2019	USD	109,181	(2,503)
Coffee ‘C’ July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	06/13/2019	USD	218,363	(6,791)
Corn May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	04/26/2019	USD	196,075	(17,172)
Corn May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/26/2019	USD	427,800	(37,419)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR MULTI-ASSET FUND (FORMERLY KNOWN AS AQR RISK PARITY FUND)

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Corn May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	04/26/2019	USD	855,600	$(75,406)
Corn May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	04/26/2019	USD	285,200	(25,053)
Corn July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	07/12/2019	USD	512,750	(11,999)
Cotton No. 2 May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	04/12/2019	USD	(77,610)	(4,180)
Cotton No. 2 May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	04/12/2019	USD	(465,660)	(22,923)
KC HRW Wheat May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	04/26/2019	USD	86,000	(17,717)
KC HRW Wheat May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	04/26/2019	USD	21,500	(4,403)
Lean Hogs April Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	04/12/2019	USD	(680,900)	(175,584)
Lean Hogs April Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	04/12/2019	USD	(92,850)	(23,926)
Live Cattle April Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	04/05/2019	USD	(150,840)	(525)
Live Cattle April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	04/05/2019	USD	150,840	(187)
Live Cattle June Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	06/07/2019	USD	95,200	(1,030)
Live Cattle June Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	06/07/2019	USD	47,600	(512)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR MULTI-ASSET FUND (FORMERLY KNOWN AS AQR RISK PARITY FUND)

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Live Cattle June Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	06/07/2019	USD	1,904,000	$(16,736)
Soybean May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/26/2019	USD	972,675	(44,834)
Soybean May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	04/26/2019	USD	1,768,500	(85,214)
Soybean July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	07/12/2019	USD	1,795,500	(27,240)
Soybean July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	07/12/2019	USD	987,525	(15,295)
Soybean Meal May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/26/2019	USD	582,350	(28,206)
Soybean Oil May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	04/26/2019	USD	1,020,960	(79,679)
Soybean Oil July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	06/21/2019	USD	206,568	(89)
Wheat May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/26/2019	USD	389,088	(39,362)
Wheat May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	04/26/2019	USD	389,088	(32,476)
Wheat May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	04/26/2019	USD	(389,088)	(13,100)
Wheat May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	04/26/2019	USD	(389,088)	(13,726)
Wheat May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	04/26/2019	USD	(114,438)	(3,421)
Wheat May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	04/26/2019	USD	114,438	(16,693)

								(945,569)

								$(292,120)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR MULTI-ASSET FUND (FORMERLY KNOWN AS AQR RISK PARITY FUND)

Futures contracts outstanding as of March 31, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
CAC 40 10 Euro Index	55	4/2019	EUR	$3,296,431	$55,364
Hang Seng Index	8	4/2019	HKD	1,481,640	19,208
LME Aluminum Base Metal	7	4/2019	USD	333,511	203
LME Copper Base Metal	1	4/2019	USD	162,212	13,035
LME Copper Base Metal	1	4/2019	USD	162,138	13,722
LME Copper Base Metal	2	4/2019	USD	324,603	27,348
LME Copper Base Metal	3	4/2019	USD	486,550	47,911
LME Copper Base Metal	7	4/2019	USD	1,135,400	53,507
LME Lead Base Metal	1	4/2019	USD	50,200	1,035
LME Lead Base Metal	1	4/2019	USD	50,234	(795)
LME Lead Base Metal	5	4/2019	USD	251,319	(11,481)
LME Nickel Base Metal	2	4/2019	USD	154,776	24,906
LME Nickel Base Metal	2	4/2019	USD	154,905	19,299
LME Nickel Base Metal	14	4/2019	USD	1,086,467	40,896
LME Zinc Base Metal	1	4/2019	USD	74,919	14,637
LME Zinc Base Metal	6	4/2019	USD	444,507	36,290
Brent Crude Oil	58	5/2019	USD	3,898,180	31,607
LME Aluminum Base Metal	1	5/2019	USD	47,579	(312)
LME Aluminum Base Metal	3	5/2019	USD	142,708	1,886
LME Aluminum Base Metal	4	5/2019	USD	190,085	5,123
LME Aluminum Base Metal	4	5/2019	USD	190,543	331
LME Aluminum Base Metal	5	5/2019	USD	238,594	2,142
LME Copper Base Metal	1	5/2019	USD	162,035	2,592
LME Copper Base Metal	1	5/2019	USD	162,338	5,759
LME Copper Base Metal	4	5/2019	USD	648,900	33,205
LME Copper Base Metal	6	5/2019	USD	972,675	716
LME Copper Base Metal	7	5/2019	USD	1,134,263	5,232
LME Lead Base Metal	1	5/2019	USD	50,321	(1,845)
LME Lead Base Metal	1	5/2019	USD	50,292	(1,511)
LME Nickel Base Metal	1	5/2019	USD	77,699	3,140
LME Nickel Base Metal	1	5/2019	USD	77,782	7
LME Nickel Base Metal	1	5/2019	USD	77,747	(619)
LME Nickel Base Metal	2	5/2019	USD	155,482	1,750
LME Zinc Base Metal	3	5/2019	USD	221,054	20,273
Natural Gas	53	5/2019	USD	1,437,890	(85,381)
Silver	62	5/2019	USD	4,684,100	(252,702)
Soybean Oil	61	5/2019	USD	1,037,976	(74,960)
WTI Crude Oil	119	5/2019	USD	7,173,320	304,382
100 oz Gold	88	6/2019	USD	11,426,800	(26,387)
Australia 10 Year Bond	111	6/2019	AUD	10,920,409	199,105
Canada 10 Year Bond	94	6/2019	CAD	9,780,192	171,691
EURO STOXX 50 Index	320	6/2019	EUR	11,745,171	195,152
Euro-Bobl	558	6/2019	EUR	83,337,185	636,852
Euro-Bund	342	6/2019	EUR	63,814,427	1,212,739
FTSE 100 Index	90	6/2019	GBP	8,453,356	175,419
FTSE/MIB Index	16	6/2019	EUR	1,861,297	21,771
Japan 10 Year Bond	39	6/2019	JPY	53,937,742	176,121
Lean Hogs	5	6/2019	USD	177,100	25,017
Live Cattle	26	6/2019	USD	1,237,600	(10,628)
LME Aluminum Base Metal	2	6/2019	USD	95,600	231
LME Aluminum Base Metal	2	6/2019	USD	95,564	559
LME Aluminum Base Metal	4	6/2019	USD	190,923	4,611
LME Aluminum Base Metal	11	6/2019	USD	525,525	5,952
LME Copper Base Metal	1	6/2019	USD	162,063	2,785
LME Copper Base Metal	2	6/2019	USD	324,417	4,362
LME Copper Base Metal	2	6/2019	USD	324,340	2,951

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR MULTI-ASSET FUND (FORMERLY KNOWN AS AQR RISK PARITY FUND)

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal	51	6/2019	USD	$8,270,288	$380,820
LME Lead Base Metal	1	6/2019	USD	50,425	10
LME Lead Base Metal	1	6/2019	USD	50,368	(2,299)
LME Lead Base Metal	14	6/2019	USD	705,950	(6,804)
LME Nickel Base Metal	1	6/2019	USD	77,840	(2,809)
LME Nickel Base Metal	1	6/2019	USD	77,881	(35)
LME Nickel Base Metal	1	6/2019	USD	77,904	514
LME Nickel Base Metal	38	6/2019	USD	2,960,580	268,266
LME Zinc Base Metal	1	6/2019	USD	73,413	2,732
LME Zinc Base Metal	3	6/2019	USD	220,461	13,099
LME Zinc Base Metal	3	6/2019	USD	219,225	3,299
LME Zinc Base Metal	20	6/2019	USD	1,467,375	116,612
Long Gilt	35	6/2019	GBP	5,897,428	95,556
Low Sulphur Gasoil	21	6/2019	USD	1,279,950	2,002
S&P 500 E-Mini Index	37	6/2019	USD	5,249,930	26,323
S&P Midcap 400 E-Mini Index	10	6/2019	USD	1,901,000	17,009
S&P/TSX 60 Index	11	6/2019	CAD	1,575,650	5,492
Sugar No. 11	160	6/2019	USD	2,266,880	30,853
TOPIX Index	27	6/2019	JPY	3,878,372	11,243
U.S. Treasury 10 Year Note	680	6/2019	USD	84,468,750	1,203,768
U.S. Treasury 5 Year Note	527	6/2019	USD	61,041,422	575,291
Cocoa	28	7/2019	USD	635,600	13,822
Coffee ‘C’	3	7/2019	USD	109,181	(3,341)
Cotton No. 2	8	7/2019	USD	313,240	12,120
Silver	16	7/2019	USD	1,216,320	(11)
Soybean	66	7/2019	USD	2,962,575	(44,058)
Soybean Meal	24	7/2019	USD	744,000	1,037
Soybean Oil	15	7/2019	USD	258,210	(2,486)
Wheat	61	7/2019	USD	1,413,675	45,287

					5,917,515

Short Contracts
Amsterdam Exchange Index	(18)	4/2019	EUR	(2,212,746)	(60,675)
IBEX 35 Index	(2)	4/2019	EUR	(206,142)	(771)
LME Aluminum Base Metal	(7)	4/2019	USD	(333,511)	268
LME Copper Base Metal	(1)	4/2019	USD	(162,213)	(13,178)
LME Copper Base Metal	(1)	4/2019	USD	(162,138)	(14,015)
LME Copper Base Metal	(2)	4/2019	USD	(324,604)	(27,773)
LME Copper Base Metal	(3)	4/2019	USD	(486,550)	(49,900)
LME Copper Base Metal	(7)	4/2019	USD	(1,135,400)	(55,671)
LME Lead Base Metal	(1)	4/2019	USD	(50,200)	(1,178)
LME Lead Base Metal	(1)	4/2019	USD	(50,234)	525
LME Lead Base Metal	(5)	4/2019	USD	(251,319)	11,167
LME Nickel Base Metal	(2)	4/2019	USD	(154,776)	(25,356)
LME Nickel Base Metal	(2)	4/2019	USD	(154,905)	(20,027)
LME Nickel Base Metal	(14)	4/2019	USD	(1,086,467)	(44,908)
LME Zinc Base Metal	(1)	4/2019	USD	(74,919)	(15,057)
LME Zinc Base Metal	(6)	4/2019	USD	(444,507)	(36,375)
LME Aluminum Base Metal	(1)	5/2019	USD	(47,579)	281
LME Aluminum Base Metal	(3)	5/2019	USD	(142,708)	(1,432)
LME Aluminum Base Metal	(4)	5/2019	USD	(190,543)	(717)
LME Aluminum Base Metal	(4)	5/2019	USD	(190,085)	(4,458)
LME Aluminum Base Metal	(5)	5/2019	USD	(238,594)	(971)
LME Copper Base Metal	(1)	5/2019	USD	(162,337)	(5,690)
LME Copper Base Metal	(1)	5/2019	USD	(162,035)	(2,638)
LME Copper Base Metal	(4)	5/2019	USD	(648,900)	(29,912)
LME Copper Base Metal	(6)	5/2019	USD	(972,675)	782
LME Copper Base Metal	(7)	5/2019	USD	(1,134,262)	(3,958)
LME Lead Base Metal	(1)	5/2019	USD	(50,321)	1,539

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR MULTI-ASSET FUND (FORMERLY KNOWN AS AQR RISK PARITY FUND)

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts (continued)
LME Lead Base Metal	(1)	5/2019	USD	$(50,292)	$1,525
LME Nickel Base Metal	(1)	5/2019	USD	(77,699)	(3,752)
LME Nickel Base Metal	(1)	5/2019	USD	(77,782)	95
LME Nickel Base Metal	(1)	5/2019	USD	(77,747)	550
LME Nickel Base Metal	(2)	5/2019	USD	(155,482)	(1,428)
LME Zinc Base Metal	(3)	5/2019	USD	(221,054)	(20,138)
NY Harbor ULSD	(14)	5/2019	USD	(1,161,182)	11,777
RBOB Gasoline	(2)	5/2019	USD	(156,912)	(3,918)
DAX Index	(4)	6/2019	EUR	(1,293,883)	(8,374)
LME Aluminum Base Metal	(2)	6/2019	USD	(95,600)	(18)
LME Aluminum Base Metal	(2)	6/2019	USD	(95,565)	(233)
LME Aluminum Base Metal	(4)	6/2019	USD	(190,923)	(4,652)
LME Aluminum Base Metal	(30)	6/2019	USD	(1,433,250)	(13,102)
LME Copper Base Metal	(1)	6/2019	USD	(162,062)	(3,055)
LME Copper Base Metal	(2)	6/2019	USD	(324,339)	(2,894)
LME Copper Base Metal	(2)	6/2019	USD	(324,416)	(4,397)
LME Copper Base Metal	(5)	6/2019	USD	(810,813)	(55,670)
LME Lead Base Metal	(1)	6/2019	USD	(50,425)	30
LME Lead Base Metal	(1)	6/2019	USD	(50,368)	2,504
LME Lead Base Metal	(3)	6/2019	USD	(151,275)	3,146
LME Nickel Base Metal	(1)	6/2019	USD	(77,840)	2,047
LME Nickel Base Metal	(1)	6/2019	USD	(77,881)	656
LME Nickel Base Metal	(1)	6/2019	USD	(77,904)	(87)
LME Nickel Base Metal	(9)	6/2019	USD	(701,190)	(20,873)
LME Zinc Base Metal	(1)	6/2019	USD	(73,413)	(2,316)
LME Zinc Base Metal	(3)	6/2019	USD	(219,225)	(2,559)
LME Zinc Base Metal	(3)	6/2019	USD	(220,461)	(11,707)
SPI 200 Index	(22)	6/2019	AUD	(2,409,945)	(4,359)
Corn	(23)	7/2019	USD	(421,187)	17,244

					(524,056)

					$5,393,459

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR MULTI-ASSET FUND (FORMERLY KNOWN AS AQR RISK PARITY FUND)

Forward foreign currency contracts outstanding as of March 31, 2019:

Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
AUD	4,420,000	USD	3,138,116	CITI	6/19/2019	$4,905
AUD	4,420,000	USD	3,138,120	JPMC	6/19/2019	4,901
CAD	1,487,500	USD	1,111,193	CITI	6/19/2019	4,112
CAD	1,487,500	USD	1,111,194	JPMC	6/19/2019	4,110
CHF	117,000	USD	118,286	CITI	6/19/2019	97
CHF	117,000	USD	118,286	JPMC	6/19/2019	97
CNY	3,574,000	USD	527,662	CITI**	6/19/2019	3,832
CNY	3,574,000	USD	527,663	JPMC**	6/19/2019	3,831
GBP	791,570	USD	1,028,283	CITI	6/19/2019	6,771
GBP	791,570	USD	1,028,284	JPMC	6/19/2019	6,769
INR	246,299,997	USD	3,421,444	CITI**	6/19/2019	89,716
INR	246,300,003	USD	3,421,448	JPMC**	6/19/2019	89,711
JPY	23,363,000	USD	211,110	CITI	6/19/2019	996
JPY	23,363,000	USD	211,110	JPMC	6/19/2019	996
MXN	28,271,628	USD	1,430,249	CITI	6/19/2019	7,948
MXN	28,271,628	USD	1,430,251	JPMC	6/19/2019	7,945
NZD	3,384,150	USD	2,296,568	CITI	6/19/2019	11,550
NZD	3,384,150	USD	2,296,571	JPMC	6/19/2019	11,547
USD	714,459	AUD	996,960	CITI	6/19/2019	5,530
USD	714,455	AUD	996,956	JPMC	6/19/2019	5,529
USD	531,441	BRL	2,055,000	CITI**	6/19/2019	9,614
USD	531,441	BRL	2,055,000	JPMC**	6/19/2019	9,613
USD	953,511	CAD	1,257,284	CITI	6/19/2019	10,820
USD	953,435	CAD	1,257,279	JPMC	6/19/2019	10,748
USD	2,211,163	CHF	2,181,624	CITI	6/19/2019	3,757
USD	2,211,163	CHF	2,181,626	JPMC	6/19/2019	3,755
USD	75,021	CLP	49,069,500	CITI**	6/19/2019	2,916
USD	75,021	CLP	49,069,500	JPMC**	6/19/2019	2,916
USD	42,173	CNY	282,500	CITI**	6/19/2019	162
USD	42,173	CNY	282,500	JPMC**	6/19/2019	163
USD	41,354	CZK	931,000	CITI	6/19/2019	806
USD	41,354	CZK	931,000	JPMC	6/19/2019	806
USD	658,540	DKK	4,290,000	CITI	6/19/2019	9,310
USD	658,539	DKK	4,290,000	JPMC	6/19/2019	9,309
USD	55,163,282	EUR	48,245,222	CITI	6/19/2019	681,064
USD	55,163,203	EUR	48,245,213	JPMC	6/19/2019	680,994
USD	17,250,757	GBP	13,060,723	CITI	6/19/2019	172,609
USD	17,250,744	GBP	13,060,730	JPMC	6/19/2019	172,586
USD	620,167	HKD	4,850,000	CITI	6/19/2019	857
USD	620,166	HKD	4,850,000	JPMC	6/19/2019	856
USD	282,803	HUF	78,221,500	CITI	6/19/2019	8,047
USD	282,803	HUF	78,221,500	JPMC	6/19/2019	8,046
USD	5,322,364	JPY	584,152,500	CITI	6/19/2019	19,008
USD	5,322,358	JPY	584,152,500	JPMC	6/19/2019	19,000
USD	950,294	KRW	1,069,994,000	CITI**	6/19/2019	7,710
USD	950,293	KRW	1,069,994,000	JPMC**	6/19/2019	7,708
USD	729,798	MXN	14,308,000	CITI	6/19/2019	1,940
USD	729,797	MXN	14,308,000	JPMC	6/19/2019	1,939
USD	3,295,143	NOK	28,177,700	CITI	6/19/2019	18,172
USD	3,295,139	NOK	28,177,700	JPMC	6/19/2019	18,168
USD	2,307,761	NZD	3,350,000	CITI	6/19/2019	22,934
USD	2,307,758	NZD	3,350,000	JPMC	6/19/2019	22,931
USD	694,872	PLN	2,634,500	CITI	6/19/2019	6,985
USD	694,871	PLN	2,634,500	JPMC	6/19/2019	6,984

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR MULTI-ASSET FUND (FORMERLY KNOWN AS AQR RISK PARITY FUND)

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
USD	914,170	SEK	8,400,600	CITI	6/19/2019	$5,233
USD	914,169	SEK	8,400,600	JPMC	6/19/2019	5,231
USD	468,118	SGD	631,000	CITI	6/19/2019	1,828
USD	468,122	SGD	631,000	JPMC	6/19/2019	1,831
USD	679,497	ZAR	9,768,500	CITI	6/19/2019	8,879
USD	679,496	ZAR	9,768,500	JPMC	6/19/2019	8,878

Total unrealized appreciation						2,256,006

AUD	7,708,500	USD	5,511,758	CITI	6/19/2019	(30,312)
AUD	7,708,500	USD	5,511,765	JPMC	6/19/2019	(30,319)
BRL	13,519,500	USD	3,564,243	CITI**	6/19/2019	(131,229)
BRL	13,519,500	USD	3,564,247	JPMC**	6/19/2019	(131,234)
CAD	4,664,500	USD	3,539,202	CITI	6/19/2019	(41,837)
CAD	4,664,500	USD	3,539,206	JPMC	6/19/2019	(41,840)
CLP	495,968,000	USD	754,625	CITI**	6/19/2019	(25,824)
CLP	495,968,000	USD	754,626	JPMC**	6/19/2019	(25,825)
CNY	14,635,000	USD	2,185,292	CITI**	6/19/2019	(8,902)
CNY	14,635,000	USD	2,185,295	JPMC**	6/19/2019	(8,905)
CZK	17,287,000	USD	766,920	CITI	6/19/2019	(14,022)
CZK	17,287,000	USD	766,921	JPMC	6/19/2019	(14,023)
DKK	4,500	USD	692	CITI	6/19/2019	(11)
DKK	4,500	USD	692	JPMC	6/19/2019	(11)
EUR	24,728,317	USD	28,269,214	CITI	6/19/2019	(344,095)
EUR	24,728,311	USD	28,269,242	JPMC	6/19/2019	(344,130)
GBP	10,196,060	USD	13,472,635	CITI	6/19/2019	(140,308)
GBP	10,196,063	USD	13,472,656	JPMC	6/19/2019	(140,324)
HUF	270,586,500	USD	978,022	CITI	6/19/2019	(27,574)
HUF	270,586,500	USD	978,023	JPMC	6/19/2019	(27,575)
INR	14,757,000	USD	212,088	CITI**	6/19/2019	(1,718)
INR	14,757,000	USD	212,088	JPMC**	6/19/2019	(1,718)
JPY	58,462,500	USD	533,068	CITI	6/19/2019	(2,303)
JPY	58,462,500	USD	533,069	JPMC	6/19/2019	(2,304)
KRW	3,410,433,500	USD	3,042,010	CITI**	6/19/2019	(37,674)
KRW	3,410,433,499	USD	3,042,014	JPMC**	6/19/2019	(37,678)
MXN	102,607,872	USD	5,254,840	CITI	6/19/2019	(35,109)
MXN	102,607,872	USD	5,254,846	JPMC	6/19/2019	(35,115)
NOK	15,313,000	USD	1,801,207	CITI	6/19/2019	(20,357)
NOK	15,313,000	USD	1,801,209	JPMC	6/19/2019	(20,359)
NZD	11,265,850	USD	7,729,248	CITI	6/19/2019	(45,511)
NZD	11,265,850	USD	7,729,258	JPMC	6/19/2019	(45,521)
PLN	8,639,996	USD	2,276,590	CITI	6/19/2019	(20,626)
PLN	8,640,004	USD	2,276,595	JPMC	6/19/2019	(20,629)
SEK	1,368,500	USD	150,035	CITI	6/19/2019	(1,965)
SEK	1,368,500	USD	150,035	JPMC	6/19/2019	(1,965)
USD	228,260	AUD	321,543	CITI	6/19/2019	(386)
USD	228,259	AUD	321,541	JPMC	6/19/2019	(386)
USD	378,576	CAD	506,720	CITI	6/19/2019	(1,355)
USD	378,536	CAD	506,717	JPMC	6/19/2019	(1,393)
USD	10,940,019	CHF	10,864,368	CITI	6/19/2019	(52,742)
USD	10,940,019	CHF	10,864,382	JPMC	6/19/2019	(52,757)
USD	14,783	CNY	99,500	CITI**	6/19/2019	(13)
USD	14,783	CNY	99,500	JPMC**	6/19/2019	(14)
USD	1,392,774	GBP	1,071,608	CITI	6/19/2019	(8,457)
USD	1,392,775	GBP	1,071,610	JPMC	6/19/2019	(8,458)
USD	86,186	HKD	675,000	CITI	6/19/2019	(7)
USD	86,186	HKD	675,000	JPMC	6/19/2019	(7)
USD	76,593	INR	5,493,000	CITI**	6/19/2019	(1,713)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR MULTI-ASSET FUND (FORMERLY KNOWN AS AQR RISK PARITY FUND)

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
USD	76,593	INR	5,493,000	JPMC**	6/19/2019	$(1,714)
USD	3,698,839	JPY	408,848,500	CITI	6/19/2019	(12,983)
USD	3,698,835	JPY	408,848,500	JPMC	6/19/2019	(12,987)
USD	77,815	MXN	1,531,500	CITI	6/19/2019	(93)
USD	77,815	MXN	1,531,500	JPMC	6/19/2019	(93)
USD	1,284,702	NOK	11,125,800	CITI	6/19/2019	(9,191)
USD	1,284,700	NOK	11,125,800	JPMC	6/19/2019	(9,193)
USD	3,783	PLN	14,500	CITI	6/19/2019	(3)
USD	3,783	PLN	14,500	JPMC	6/19/2019	(3)
USD	1,066,048	SEK	9,885,900	CITI	6/19/2019	(3,598)
USD	1,066,046	SEK	9,885,900	JPMC	6/19/2019	(3,599)
USD	176,803	ZAR	2,588,000	CITI	6/19/2019	(866)
USD	176,803	ZAR	2,588,000	JPMC	6/19/2019	(866)
ZAR	49,288,000	USD	3,463,604	CITI	6/19/2019	(79,934)
ZAR	49,288,002	USD	3,463,609	JPMC	6/19/2019	(79,939)

Total unrealized depreciation						(2,201,602)

Net unrealized appreciation						$54,404

**	Non-deliverable forward.

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

CNY - Chinese Renminbi

CZK - Czech Republic Koruna

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

PLN - Poland Zloty

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

ZAR - South African Rand

See notes to Consolidated Schedule of Investments.

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

INVESTMENTS	SHARES	VALUE ($)
LONG POSITIONS - 123.5%

COMMON STOCKS - 1.1%
Israel - 0.0% (a)
Wix.com Ltd. (1)*(b)	1,644	$198,645

United States - 1.1%
Air Transport Services Group, Inc. (1)*	9,540	219,897
Akamai Technologies, Inc. (1)*(b)	8,024	575,401
Bemis Co., Inc. (1)	8,534	473,466
BioMarin Pharmaceutical, Inc. (1)*(b)	6,566	583,258
Booking Holdings, Inc. (1)*(b)	1,226	2,139,260
Expedia Group, Inc. (1)(b)	1,863	221,697
Fortive Corp. (1)(b)	1,860	156,035
Genworth Financial, Inc., Class A (1)*	328,165	1,256,872
Guidewire Software, Inc. (1)*(b)	1,662	161,480
Illumina, Inc. (1)*(b)	2,358	732,607
Intrexon Corp. (1)*(b)	21,521	113,201
Jazz Pharmaceuticals plc (1)*(b)	2,200	314,490
MINDBODY, Inc., Class A *	93,547	3,414,465
New Relic, Inc. (1)*(b)	3,136	309,523
Oil States International, Inc. (1)*(b)	4,054	68,756
Panera Bread Co., Class A (3)*(c)(d)	38,740	450,536
Supernus Pharmaceuticals, Inc. (1)*(b)	4,827	169,138
Tesla, Inc. (1)*(b)	320	89,555
Transocean Ltd. (1)*	40,865	355,934
Viavi Solutions, Inc. (1)*(b)	37,055	458,741
Wayfair, Inc., Class A (1)*	8,074	1,198,585

		13,462,897

TOTAL COMMON STOCKS (Cost $12,786,380)		13,661,542

CONVERTIBLE PREFERRED STOCKS - 12.1%

China - 7.6%
Mandatory Exchangeable Trust
$100 par, 5.75%, 6/1/2019 (b)(e)	485,168	98,688,023

United States - 4.5%
2017 Mandatory Exchangeable Trust
$100 par, 5.19%, 12/1/2020 (b)(e)	25,225	4,020,857
American Electric Power Co., Inc.
$50 par, 6.13%, 3/15/2022 *(b)	19,050	980,123
CenterPoint Energy, Inc.
Series B, $50 par, 7.00%, 9/1/2021 (b)	122,675	6,498,685
Colfax Corp.
$100 par, 5.75%, 1/15/2022 *(b)	38,200	5,085,566
Danaher Corp.
Series A, $1,000 par, 4.75%, 4/15/2022 *(b)	2,875	3,012,425
DTE Energy Co.
$50 par, 6.50%, 10/1/2019 (b)	87,625	4,845,104
Fortive Corp.
Series A, $1,000 par, 5.00%, 7/1/2021 (b)	21,150	22,267,549
NCR Corp.
Series A, $1,000 par, 5.50%, 12/31/2049 *(b)(f)(g)	3,817	4,138,021
QTS Realty Trust, Inc., REIT
Series B, $100 par, 6.50%, 12/31/2049 (b)(f)	7,650	832,394

INVESTMENTS	SHARES	VALUE ($)
United States - 4.5% (continued)
Rexnord Corp.
Series A, $50 par, 5.75%, 11/15/2019 (b)	35,625	$1,908,151
Sempra Energy
Series A, $100 par, 6.00%, 1/15/2021 (b)	33,975	3,590,818
South Jersey Industries, Inc.
$50 par, 7.25%, 4/15/2021 (b)	16,500	851,070

		58,030,763

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $106,812,101)		156,718,786

	PRINCIPAL AMOUNT ($)
CORPORATE BONDS - 0.0% (a)

United States - 0.0% (a)
SunEdison, Inc. 2.00%, 10/1/2018 (3)(c)(d)(h)	$5,950,000	133,978
2.75%, 1/1/2021 (3)(c)(d)(h)	4,925,000	110,898

TOTAL CORPORATE BONDS (Cost $15,555,747)		244,876

CONVERTIBLE BONDS - 28.2%

Argentina - 0.4%
MercadoLibre, Inc. 2.00%, 8/15/2028 (b)(e)	4,300,000	5,780,813

Canada - 0.5%
Element Fleet Management Corp. 5.13%, 6/30/2019 (b)(e)	1,022,000	766,351
4.25%, 6/30/2020 (b)	6,521,000	4,882,931
Tilray, Inc. 5.00%, 10/1/2023 (b)(e)	1,425,000	1,182,732

		6,832,014

China - 0.2%
iQIYI, Inc. 2.00%, 4/1/2025 (b)(e)	2,825,000	2,938,000

France - 0.7%
AXA SA 7.25%, 5/15/2021 (b)(e)	8,825,000	8,853,591

Germany - 0.2%
Deutsche Bank AG 1.00%, 5/1/2023 (b)	3,250,000	3,057,958

Ivory Coast - 0.0% (a)
Endeavour Mining Corp. 3.00%, 2/15/2023 (b)(e)	625,000	592,563

Luxembourg - 0.1%
GOL Equity Finance SA 3.75%, 7/15/2024 (b)(e)	1,450,000	1,361,293

Monaco - 0.1%
Scorpio Tankers, Inc. 3.00%, 5/15/2022 (b)	1,025,000	903,333

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Netherlands - 0.1%
NXP Semiconductors NV 1.00%, 12/1/2019 (b)	$1,150,000	$1,177,644

Norway - 0.3%
Ship Finance International Ltd. 5.75%, 10/15/2021 (b)	3,600,000	3,564,605

United States - 25.6%
8x8, Inc. 0.50%, 2/1/2024 (b)(e)	825,000	842,408
Aerojet Rocketdyne Holdings, Inc. 2.25%, 12/15/2023 (b)	250,000	370,968
Allegheny Technologies, Inc. 4.75%, 7/1/2022 (b)	6,750,000	12,856,279
AMAG Pharmaceuticals, Inc. 3.25%, 6/1/2022	2,450,000	2,131,500
Apollo Commercial Real Estate Finance, Inc., REIT 4.75%, 8/23/2022 (b)	1,350,000	1,316,554
5.38%, 10/15/2023 (b)	1,925,000	1,877,505
Ares Capital Corp. 4.63%, 3/1/2024 (b)	3,200,000	3,176,000
Atlas Air Worldwide Holdings, Inc. 1.88%, 6/1/2024	1,475,000	1,585,267
Atlassian, Inc. 0.63%, 5/1/2023 (b)(e)	7,775,000	11,605,870
Benefitfocus, Inc. 1.25%, 12/15/2023 (b)(e)	800,000	915,440
Blackstone Mortgage Trust, Inc., REIT 4.38%, 5/5/2022	1,700,000	1,713,089
4.75%, 3/15/2023 (b)	2,300,000	2,317,707
Booking Holdings, Inc. 0.35%, 6/15/2020 (b)	650,000	878,601
Caesars Entertainment Corp. 5.00%, 10/1/2024 (b)	8,725,000	12,401,280
Chegg, Inc. 0.13%, 3/15/2025 (b)(e)	2,375,000	2,339,769
Cheniere Energy, Inc. 4.88%, 5/28/2021 (b)(e)(g)	1,100,000	1,124,440
Chesapeake Energy Corp. 5.50%, 9/15/2026 (b)(i)	7,225,000	6,694,643
Citrix Systems, Inc.
0.50%, 4/15/2019 (b)	625,000	886,044
Cleveland-Cliffs, Inc. 1.50%, 1/15/2025 (b)	1,300,000	1,774,922
Clovis Oncology, Inc. 2.50%, 9/15/2021 (b)	1,050,000	975,564
1.25%, 5/1/2025 (b)	925,000	721,337
Cree, Inc. 0.88%, 9/1/2023 (b)(e)	3,150,000	3,609,471
DISH Network Corp. 3.38%, 8/15/2026 (b)	1,525,000	1,295,488
Dycom Industries, Inc. 0.75%, 9/15/2021 (b)	2,023,000	1,861,358
Envestnet, Inc. 1.75%, 6/1/2023 (b)(e)	1,050,000	1,204,785
Euronet Worldwide, Inc. 0.75%, 3/15/2049 (b)(e)	1,100,000	1,184,840
Exact Sciences Corp. 0.38%, 3/15/2027 (b)	2,425,000	2,468,109
EZCORP, Inc. 2.13%, 6/15/2019 (b)(i)	2,500,000	2,492,497

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
United States - 25.6% (continued)
FireEye, Inc. 0.88%, 6/1/2024 (b)(e)	$2,700,000	$2,752,875
Five9, Inc. 0.13%, 5/1/2023 (b)(e)	525,000	737,055
FTI Consulting, Inc. 2.00%, 8/15/2023 (b)(e)	2,500,000	2,550,000
Gannett Co., Inc. 4.75%, 4/15/2024 (b)(e)	2,250,000	2,439,628
Gogo, Inc. 6.00%, 5/15/2022 (b)(e)	1,325,000	1,282,825
Herbalife Nutrition Ltd. 2.63%, 3/15/2024 (b)	1,425,000	1,502,141
Hope Bancorp, Inc. 2.00%, 5/15/2038 (b)(e)	2,450,000	2,161,549
Huron Consulting Group, Inc. 1.25%, 10/1/2019 (b)	3,000,000	2,946,713
IAC FinanceCo, Inc. 0.88%, 10/1/2022 (b)(e)	2,100,000	3,082,367
Infinera Corp. 2.13%, 9/1/2024 (b)	2,225,000	1,757,171
Innoviva, Inc. 2.13%, 1/15/2023 (b)	2,175,000	2,206,528
Inphi Corp. 0.75%, 9/1/2021 (b)	2,950,000	3,076,773
Intrexon Corp. 3.50%, 7/1/2023 (b)	2,025,000	1,188,210
Ironwood Pharmaceuticals, Inc. 2.25%, 6/15/2022 (b)	2,575,000	2,831,616
iStar, Inc., REIT 3.13%, 9/15/2022	475,000	435,813
KBR, Inc. 2.50%, 11/1/2023 (b)(e)	2,950,000	2,978,332
Liberty Media Corp. 2.13%, 3/31/2048 (b)(e)	1,275,000	1,217,625
2.25%, 12/1/2048 (b)(e)	2,950,000	3,288,494
Ligand Pharmaceuticals, Inc. 0.75%, 5/15/2023 (b)(e)	1,950,000	1,667,601
LivePerson, Inc. 0.75%, 3/1/2024 (b)(e)	400,000	411,520
Medicines Co. (The) 2.50%, 1/15/2022 (b)	1,100,000	1,099,431
2.75%, 7/15/2023 (b)	1,075,000	904,360
Meritor, Inc. 3.25%, 10/15/2037 (b)	1,625,000	1,563,739
Microchip Technology, Inc. 1.63%, 2/15/2025 (b)	200,000	324,967
2.25%, 2/15/2037 (b)	10,865,000	11,972,144
Micron Technology, Inc.
Series F, 2.13%, 2/15/2033 (b)	6,725,000	25,376,114
MongoDB, Inc. 0.75%, 6/15/2024 (b)(e)	900,000	1,987,726
Neurocrine Biosciences, Inc. 2.25%, 5/15/2024 (b)	775,000	1,047,307
Novellus Systems, Inc. 2.63%, 5/15/2041 (b)	13,275,000	73,279,913
Omeros Corp. 6.25%, 11/15/2023 (b)(e)	1,575,000	1,704,391
ON Semiconductor Corp. 1.00%, 12/1/2020 (b)	100,000	123,588

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
United States - 25.6% (continued)
OPKO Health, Inc. 4.50%, 2/15/2025 (b)	$875,000	$824,425
Palo Alto Networks, Inc. 0.00%, 7/1/2019 (b)	800,000	1,756,617
0.75%, 7/1/2023 (b)(e)	1,950,000	2,159,117
Pluralsight, Inc. 0.38%, 3/1/2024 (b)(e)	3,050,000	3,255,075
Prospect Capital Corp. 4.95%, 7/15/2022 (b)	3,025,000	2,980,678
Pure Storage, Inc. 0.13%, 4/15/2023 (b)(e)	2,000,000	2,141,089
Redwood Trust, Inc., REIT 4.75%, 8/15/2023	2,750,000	2,622,593
5.63%, 7/15/2024 (b)	1,900,000	1,854,394
RH 0.00%, 6/15/2023 (b)(e)	3,900,000	3,326,978
SEACOR Holdings, Inc. 2.50%, 12/15/2027 (b)	5,575,000	5,225,141
Splunk, Inc. 0.50%, 9/15/2023 (b)(e)	1,275,000	1,377,266
1.13%, 9/15/2025 (b)(e)	4,650,000	5,093,107
Square, Inc. 0.38%, 3/1/2022 (b)	5,440,000	17,755,127
0.50%, 5/15/2023 (b)(e)	3,800,000	4,578,155
SunEdison, Inc. 0.25%, 1/15/2020 (3)(c)(d)(h)	8,325,000	187,457
Teradyne, Inc. 1.25%, 12/15/2023 (b)	1,700,000	2,375,422
Tesla, Inc. 2.38%, 3/15/2022	300,000	327,375
TTM Technologies, Inc. 1.75%, 12/15/2020 (b)	5,725,000	7,440,040
Twitter, Inc. 0.25%, 6/15/2024 (b)(e)	8,225,000	7,611,255
Vector Group Ltd. 1.75%, 4/15/2020 (b)(j)	1,075,000	1,089,781
Wayfair, Inc.
1.13%, 11/1/2024 (b)(e)	4,800,000	6,970,698
Weatherford International Ltd. 5.88%, 7/1/2021 (b)	5,350,000	4,319,994
Zillow Group, Inc. 1.50%, 7/1/2023 (b)	2,300,000	2,094,805

		329,886,840

TOTAL CONVERTIBLE BONDS (Cost $296,946,638)		364,948,654

	SHARES
SHORT-TERM INVESTMENTS - 82.1%

INVESTMENT COMPANIES - 77.4%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund, 2.26% (1)(k)(l)	254,841,907	254,841,907
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 2.37% (1)(k)(l)	262,266,811	262,266,811
Limited Purpose Cash Investment Fund, 2.43% (1)(k)(m)	469,931,249	469,884,255
UBS Select Treasury Preferred Fund, Class I, 2.35% (1)(k)	14,260,601	14,260,601

TOTAL INVESTMENT COMPANIES (Cost $1,001,175,659)		1,001,253,574

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. TREASURY OBLIGATIONS - 4.7%
U.S. Treasury Bills 2.36%, 4/4/2019 (n)	$8,767,000	$8,765,275
2.46%, 4/25/2019 (n)(o)	1,782,000	1,779,222
2.50%, 5/16/2019 (n)	15,074,000	15,029,481
2.49%, 5/23/2019 (n)	1,172,000	1,168,030
2.51%, 5/30/2019 (n)(p)	3,908,000	3,892,933
2.48%, 8/1/2019 (n)(p)	14,515,000	14,398,469
2.45%, 8/8/2019 (n)	4,414,000	4,376,514
2.46%, 8/15/2019 (n)	4,414,000	4,374,272
2.49%, 8/22/2019 (n)(p)	4,414,000	4,372,336
2.49%, 8/29/2019 (n)(p)	3,168,000	3,136,881

TOTAL U.S. TREASURY OBLIGATIONS (Cost $61,282,050)		61,293,413

TOTAL SHORT-TERM INVESTMENTS (Cost $1,062,457,709)		1,062,546,987

TOTAL LONG POSITIONS (Cost $1,494,558,575)		1,598,120,845

	SHARES
SHORT POSITIONS - (30.1)%

COMMON STOCKS - (28.6)%
Argentina - (0.3)%
MercadoLibre, Inc. (1)*	(8,049)	(4,086,719)

China - (7.7)%
Alibaba Group Holding Ltd., ADR (1)*	(536,130)	(97,816,919)
iQIYI, Inc., ADR (1)*	(58,737)	(1,404,989)

		(99,221,908)

Ivory Coast - 0.0% (a)
Endeavour Mining Corp. (1)*	(10,721)	(160,933)

Monaco - 0.0% (a)
Scorpio Tankers, Inc. (1)	(12,406)	(246,135)

Netherlands - 0.0% (a)
NXP Semiconductors NV (1)	(3,496)	(309,011)

Norway - (0.1)%
Ship Finance International Ltd. (1)	(66,825)	(824,621)

United States - (20.5)%
8x8, Inc. (1)*	(21,850)	(441,370)
Aerojet Rocketdyne Holdings, Inc. (1)*	(7,788)	(276,708)
Allegheny Technologies, Inc. (1)*	(418,080)	(10,690,306)
AMAG Pharmaceuticals, Inc. (1)*	(33,129)	(426,702)
Apollo Commercial Real Estate Finance, Inc., REIT (1)	(36,840)	(670,488)
Atlas Air Worldwide Holdings, Inc. (1)*	(15,525)	(784,944)
Atlassian Corp. plc, Class A (1)*	(77,250)	(8,682,128)
AXA Equitable Holdings, Inc. (1)	(313,288)	(6,309,620)
Benefitfocus, Inc. (1)*	(10,908)	(540,164)
Blackstone Mortgage Trust, Inc., Class A, REIT (1)	(40,322)	(1,393,528)
Booking Holdings, Inc. (1)*	(440)	(767,760)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

INVESTMENTS	SHARES	VALUE ($)
United States - (20.5)% (continued)
Caesars Entertainment Corp. (1)*	(876,015)	$(7,612,570)
CenterPoint Energy, Inc. (1)	(141,811)	(4,353,598)
Cheniere Energy, Inc. (1)*	(3,700)	(252,932)
Chesapeake Energy Corp. (1)*	(323,517)	(1,002,903)
Citrix Systems, Inc. (1)	(3,736)	(372,330)
Cleveland-Cliffs, Inc. (1)	(131,806)	(1,316,742)
Clovis Oncology, Inc. (1)*	(8,914)	(221,246)
Colfax Corp. (1)*	(144,100)	(4,276,888)
Cree, Inc. (1)*	(36,242)	(2,073,767)
Danaher Corp. (1)	(15,544)	(2,052,119)
DISH Network Corp., Class A (1)*	(13,744)	(435,547)
DTE Energy Co. (1)	(27,778)	(3,465,028)
Dycom Industries, Inc. (1)*	(4,802)	(220,604)
Envestnet, Inc. (1)*	(10,221)	(668,351)
Euronet Worldwide, Inc. (1)*	(3,201)	(456,431)
FireEye, Inc. (1)*	(67,599)	(1,134,987)
Five9, Inc. (1)*	(10,546)	(557,145)
Fortive Corp. (1)	(196,529)	(16,486,817)
FTI Consulting, Inc. (1)*	(13,440)	(1,032,461)
Gannett Co., Inc. (1)	(99,292)	(1,046,538)
Gogo, Inc. (1)*	(132,500)	(594,925)
Herbalife Nutrition Ltd. (1)*	(15,767)	(835,493)
Hope Bancorp, Inc. (1)	(21,535)	(281,678)
Huron Consulting Group, Inc. (1)*	(726)	(34,282)
IAC/InterActiveCorp (1)*	(11,385)	(2,392,102)
Infinera Corp. (1)*	(101,408)	(440,111)
Innoviva, Inc. (1)*	(56,658)	(794,912)
Inphi Corp. (1)*	(27,468)	(1,201,450)
Ironwood Pharmaceuticals, Inc. (1)*	(94,091)	(1,273,051)
iStar, Inc., REIT (1)	(3,616)	(30,447)
KBR, Inc. (1)	(61,953)	(1,182,683)
Lam Research Corp. (1)	(408,097)	(73,053,443)
Ligand Pharmaceuticals, Inc. (1)*	(2,837)	(356,639)
Live Nation Entertainment, Inc. (1)*	(27,402)	(1,741,123)
LivePerson, Inc. (1)*	(2,335)	(67,762)
Medicines Co. (The) (1)*	(30,040)	(839,618)
Meritor, Inc. (1)*	(20,351)	(414,143)
Microchip Technology, Inc. (1)	(136,439)	(11,318,978)
Micron Technology, Inc. (1)*	(615,208)	(25,426,546)
MongoDB, Inc. (1)*	(12,216)	(1,795,996)
NCR Corp. (1)*	(82,702)	(2,256,938)
Neurocrine Biosciences, Inc. (1)*	(7,656)	(674,494)
New York Times Co. (The), Class A (1)	(112,979)	(3,711,360)
Omeros Corp. (1)*	(48,850)	(848,525)
ON Semiconductor Corp. (1)*	(3,812)	(78,413)
OPKO Health, Inc. (1)*	(132,576)	(346,023)
Palo Alto Networks, Inc. (1)*	(11,866)	(2,882,014)
Pluralsight, Inc., Class A (1)*	(17,802)	(565,036)
Post Holdings, Inc. (1)*	(1)	(109)
Prospect Capital Corp. (1)	(6,066)	(39,550)
Pure Storage, Inc., Class A (1)*	(48,429)	(1,055,268)
QTS Realty Trust, Inc., Class A, REIT (1)	(10,086)	(453,769)
Redwood Trust, Inc., REIT (1)	(67,388)	(1,088,316)
Rexnord Corp. (1)*	(57,706)	(1,450,729)
RH (1)*	(9,868)	(1,015,911)
SEACOR Holdings, Inc. (1)*	(30,546)	(1,291,485)
Sempra Energy (1)	(18,415)	(2,317,712)
Sirius XM Holdings, Inc. (1)	(65,183)	(369,588)
South Jersey Industries, Inc. (1)	(19,296)	(618,823)
Splunk, Inc. (1)*	(24,972)	(3,111,511)

INVESTMENTS	SHARES	VALUE ($)
United States - (20.5)% (continued)
Square, Inc., Class A (1)*	(264,349)	$(19,805,026)
Teradyne, Inc. (1)	(41,022)	(1,634,317)
Tesla, Inc. (1)*	(916)	(256,352)
TTM Technologies, Inc. (1)*	(460,452)	(5,401,102)
Twitter, Inc. (1)*	(78,446)	(2,579,305)
Vector Group Ltd. (1)	(505)	(5,449)
Voya Financial, Inc. (1)	(19,226)	(960,531)
Wayfair, Inc., Class A (1)*	(34,433)	(5,111,579)
Zillow Group, Inc., Class C (1)*	(9,001)	(312,695)

		(264,340,034)

TOTAL COMMON STOCKS (Proceeds $(272,022,176))		(369,189,361)

	PRINCIPAL AMOUNT ($)
CONVERTIBLE BONDS - (1.5)%

Israel - 0.0% (a)
Wix.com Ltd. 0.00%, 7/1/2023 (e)	$(350,000)	(384,561)

United States - (1.5)%
Air Transport Services Group, Inc. 1.13%, 10/15/2024	(500,000)	(498,692)
Akamai Technologies, Inc. 0.13%, 5/1/2025 (e)	(1,375,000)	(1,370,387)
BioMarin Pharmaceutical, Inc. 0.60%, 8/1/2024	(1,475,000)	(1,509,109)
Booking Holdings, Inc. 0.90%, 9/15/2021	(5,200,000)	(5,739,759)
Fortive Corp. 0.88%, 2/15/2022 (e)	(550,000)	(578,081)
Guidewire Software, Inc. 1.25%, 3/15/2025	(300,000)	(325,797)
Illumina, Inc. 0.00%, 8/15/2023 (e)	(2,175,000)	(2,314,352)
Jazz Investments I Ltd. 1.50%, 8/15/2024	(1,025,000)	(1,002,961)
Liberty Expedia Holdings, Inc. 1.00%, 6/30/2047 (e)	(1,300,000)	(1,266,349)
New Relic, Inc. 0.50%, 5/1/2023 (e)	(500,000)	(560,692)
Oil States International, Inc. 1.50%, 2/15/2023 (e)	(700,000)	(607,343)
Supernus Pharmaceuticals, Inc. 0.63%, 4/1/2023 (e)	(525,000)	(518,438)
Transocean, Inc. 0.50%, 1/30/2023	(600,000)	(670,581)
Viavi Solutions, Inc. 1.00%, 3/1/2024	(700,000)	(788,003)
Wayfair, Inc. 0.38%, 9/1/2022	(1,000,000)	(1,532,705)

		(19,283,249)

TOTAL CONVERTIBLE BONDS (Proceeds $(19,820,849))		(19,667,810)

TOTAL SHORT POSITIONS (Proceeds $(291,843,025))		(388,857,171)

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 93.4% (Cost $1,202,715,550)		1,209,263,674

OTHER ASSETS IN EXCESS OF LIABILITIES - 6.6% (q)		84,326,371

NET ASSETS - 100.0%		$1,293,590,045

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$7,579,949	0.6%
Consumer Discretionary	(85,999,110)	(6.7)
Consumer Staples	1,750,870	0.1
Energy	17,360,846	1.3
Financials	133,295,438	10.3
Health Care	12,700,040	1.0
Industrials	17,617,838	1.4
Information Technology	32,086,937	2.5
Materials	3,529,249	0.3
Real Estate	783,991	0.1
Utilities	6,010,639	0.4
Short-Term Investments	1,062,546,987	82.1

Total Investments In Securities At Value	1,209,263,674	93.4
Other Assets in Excess of Liabilities (q)	84,326,371	6.6

Net Assets	$1,293,590,045	100.0%

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $516,595,274. In addition $30,567,152 of cash collateral was pledged.
(c)

Security fair valued as of March 31, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at March 31, 2019 amounted to $882,869, which represents approximately 0.07% of net assets of the fund.

(d)	Restricted Security.
(e)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2019 amounted to $204,185,771, which represents approximately 15.78% of net assets of the fund.

(f)	Perpetual security. The rate reflected was the rate in effect on March 31, 2019. The maturity date reflects the next call date.
(g)	Payment in-kind security.
(h)	Defaulted security.
(i)

Step bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a rating change made by a rating agency. The interest rate shown was the current rate as of March 31, 2019.

(j)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. See Notes to Consolidated Schedule of Investments for further information. The interest rate shown was the current rate as of March 31, 2019.

(k)	Represents 7-day effective yield as of March 31, 2019.
(l)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(m)	For the period ended March 31, 2019, transactions in and earnings from issuers considered to be an affiliated person were as follows:

AFFILIATE	SHARES HELD AT 12/31/18	SHARES PURCHASED	SHARES SOLD	SHARES HELD AT 03/31/19	VALUE AT 03/31/19	DIVIDEND INCOME	NET REALIZED GAIN (LOSS)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Other Affiliates:

SHORT-TERM INVESTMENTS - 36.3%

INVESTMENT COMPANIES - 36.3%
Limited Purpose Cash Investment Fund, 2.43% (a) (Cost $469,806,341)	533,760,562	282,096,563	(345,925,876)	469,931,249	$469,884,255	$2,977,263	$4,295	$(59,429)

(a)	Represents 7-day effective yield as of March 31, 2019.
(n)	The rate shown was the effective yield at the date of purchase.
(o)	All or a portion of the security pledged as collateral for swap contracts.
(p)	All or a portion of the security pledged as collateral for swap and futures contracts.
(q)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures, swap and written option contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security.
(3)	Level 3 security.

Abbreviations

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

Credit default swap contracts outstanding — buy protection as of March 31, 2019:

Exchange Cleared

REFERENCE ENTITY	FINANCING RATE PAID	PAYMENT FREQUENCY	MATURITY DATE	CREDIT SPREAD	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS)	UNREALIZED APPRECIATION (DEPRECIATION)	VALUE
iTraxx Europe Crossover Series 31.V1	5.00%	Quarterly	6/20/2024	2.69%	EUR	31,989,000	$(3,907,160)	$(58,647)	$(3,965,807)
Markit CDX North America Investment Grade Index Series 32.V1	1.00%	Quarterly	6/20/2024	0.63%	USD	108,400,000	(1,759,165)	(214,397)	(1,973,562)

							$(5,666,325)	$(273,044)	$(5,939,369)

Credit default swap contracts outstanding — sell protection as of March 31, 2019: Exchange Cleared

REFERENCE ENTITY	FINANCING RATE PAID	PAYMENT FREQUENCY	MATURITY DATE	CREDIT SPREAD	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS)	UNREALIZED APPRECIATION (DEPRECIATION)	VALUE
iTraxx Europe Series 31.V1	1.00%	Quarterly	6/20/2024	0.65%	EUR	20,888,000	$414,625	$10,950	$425,575

							414,625	10,950	425,575

Markit CDX North America High Yield Index Series 32.V1	5.00%	Quarterly	6/20/2024	3.49%	USD	4,371,000	$(289,839)	$(63,140)	$(352,979)

							(289,839)	(63,140)	(352,979)

							$124,786	$(52,190)	$72,596

Written Call Option Contracts (Premium Style) as of March 31, 2019: Exchange Traded

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS		NOTIONAL AMOUNT			EXERCISE PRICE	EXPIRATION DATE	VALUE
EURO STOXX 50 Index	JPMS	7	EUR	(234,620)		EUR	3,225.00	5/17/2019	$(9,007)
EURO STOXX 50 Index	JPMS	11	EUR	(368,688)		EUR	3,275.00	4/18/2019	(11,105)
EURO STOXX 50 Index	JPMS	31	EUR	(1,039,030)		EUR	3,325.00	5/17/2019	(17,874)
Nikkei 225 Index	JPMS	1	JPY	(21,205,810)		JPY	20,625.00	4/12/2019	(6,136)
Nikkei 225 Index	JPMS	1	JPY	(21,205,810)		JPY	21,250.00	5/10/2019	(3,790)
S&P 500 Index	JPMS	3	USD	(850,320)		USD	2,700.00	4/18/2019	(40,533)
S&P 500 Index	JPMS	6	USD	(1,700,640)		USD	2,715.00	4/18/2019	(74,670)
S&P 500 Index	JPMS	2	USD	(566,880)		USD	2,730.00	4/18/2019	(21,730)
S&P 500 Index	JPMS	7	USD	(1,984,080)		USD	2,730.00	5/17/2019	(89,635)
S&P 500 Index	JPMS	7	USD	(1,984,080)		USD	2,735.00	4/18/2019	(72,870)
S&P 500 Index	JPMS	1	USD	(283,440)		USD	2,760.00	4/18/2019	(8,402)
S&P 500 Index	JPMS	4	USD	(1,133,760)		USD	2,770.00	4/18/2019	(29,540)
U.S. Treasury 10 Year Note	JPMS	21	USD	(2,100,000)		USD	124.00	4/26/2019	(13,453)
U.S. Treasury 10 Year Note	JPMS	20	USD	(2,000,000)		USD	124.00	5/24/2019	(16,875)
U.S. Treasury 10 Year Note	JPMS	41	USD	(4,100,000)		USD	124.50	4/26/2019	(16,656)
U.S. Treasury 10 Year Note	JPMS	40	USD	(4,000,000)		USD	124.50	5/24/2019	(25,000)
U.S. Treasury 10 Year Note	JPMS	42	USD	(4,200,000)		USD	125.00	4/26/2019	(10,500)
U.S. Treasury 10 Year Note	JPMS	41	USD	(4,100,000)		USD	125.00	5/24/2019	(18,578)

									$(486,354)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

Written Put Option Contracts (Premium Style) as of March 31, 2019: Exchange Traded

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS		NOTIONAL AMOUNT		EXERCISE PRICE	EXPIRATION DATE	VALUE
EURO STOXX 50 Index	JPMS	8	EUR	(268,137)	EUR	3,050.00	5/17/2019	$ (1,194)
EURO STOXX 50 Index	JPMS	8	EUR	(268,137)	EUR	3,100.00	5/17/2019	(1,624)
EURO STOXX 50 Index	JPMS	24	EUR	(804,410)	EUR	3,150.00	4/18/2019	(1,723)
EURO STOXX 50 Index	JPMS	40	EUR	(1,340,684)	EUR	3,150.00	5/17/2019	(11,173)
EURO STOXX 50 Index	JPMS	18	EUR	(603,308)	EUR	3,175.00	4/18/2019	(1,615)
EURO STOXX 50 Index	JPMS	38	EUR	(1,273,650)	EUR	3,200.00	5/17/2019	(14,621)
EURO STOXX 50 Index	JPMS	12	EUR	(402,205)	EUR	3,225.00	4/18/2019	(1,736)
EURO STOXX 50 Index	JPMS	37	EUR	(1,240,133)	EUR	3,250.00	4/18/2019	(6,807)
EURO STOXX 50 Index	JPMS	32	EUR	(1,072,547)	EUR	3,250.00	5/17/2019	(17,015)
EURO STOXX 50 Index	JPMS	25	EUR	(837,928)	EUR	3,275.00	4/18/2019	(5,889)
EURO STOXX 50 Index	JPMS	31	EUR	(1,039,030)	EUR	3,275.00	5/17/2019	(19,404)
EURO STOXX 50 Index	JPMS	26	EUR	(871,445)	EUR	3,300.00	4/18/2019	(7,875)
EURO STOXX 50 Index	JPMS	12	EUR	(402,205)	EUR	3,350.00	4/18/2019	(5,963)
FTSE 100 Index	JPMS	3	GBP	(218,376)	GBP	6,625.00	5/17/2019	(664)
FTSE 100 Index	JPMS	3	GBP	(218,376)	GBP	6,725.00	5/17/2019	(918)
FTSE 100 Index	JPMS	3	GBP	(218,376)	GBP	6,825.00	5/17/2019	(1,270)
FTSE 100 Index	JPMS	6	GBP	(436,751)	GBP	6,925.00	4/18/2019	(1,133)
FTSE 100 Index	JPMS	3	GBP	(218,376)	GBP	6,925.00	5/17/2019	(1,758)
Nikkei 225 Index	JPMS	1	JPY	(21,205,810)	JPY	19,375.00	5/10/2019	(632)
Nikkei 225 Index	JPMS	1	JPY	(21,205,810)	JPY	19,750.00	5/10/2019	(947)
Nikkei 225 Index	JPMS	4	JPY	(84,823,240)	JPY	20,000.00	5/10/2019	(4,692)
Nikkei 225 Index	JPMS	1	JPY	(21,205,810)	JPY	20,125.00	5/10/2019	(1,353)
Nikkei 225 Index	JPMS	5	JPY	(106,029,050)	JPY	20,250.00	4/12/2019	(2,301)
Nikkei 225 Index	JPMS	4	JPY	(84,823,240)	JPY	20,250.00	5/10/2019	(6,136)
Nikkei 225 Index	JPMS	3	JPY	(63,617,430)	JPY	20,500.00	4/12/2019	(2,084)
Nikkei 225 Index	JPMS	4	JPY	(84,823,240)	JPY	20,625.00	5/10/2019	(8,842)
Nikkei 225 Index	JPMS	3	JPY	(63,617,430)	JPY	20,750.00	4/12/2019	(3,248)
Nikkei 225 Index	JPMS	3	JPY	(63,617,430)	JPY	21,000.00	4/12/2019	(5,008)
Nikkei 225 Index	JPMS	3	JPY	(63,617,430)	JPY	21,000.00	5/10/2019	(9,745)
Russell 2000 Index	JPMS	1	USD	(153,974)	USD	1,400.00	5/17/2019	(679)
Russell 2000 Index	JPMS	2	USD	(307,948)	USD	1,420.00	5/17/2019	(1,734)
Russell 2000 Index	JPMS	1	USD	(153,974)	USD	1,430.00	5/17/2019	(1,006)
Russell 2000 Index	JPMS	3	USD	(461,922)	USD	1,445.00	4/18/2019	(1,020)
Russell 2000 Index	JPMS	1	USD	(153,974)	USD	1,450.00	4/18/2019	(372)
Russell 2000 Index	JPMS	2	USD	(307,948)	USD	1,450.00	5/17/2019	(2,420)
Russell 2000 Index	JPMS	1	USD	(153,974)	USD	1,455.00	4/18/2019	(368)
Russell 2000 Index	JPMS	1	USD	(153,974)	USD	1,460.00	4/18/2019	(459)
Russell 2000 Index	JPMS	2	USD	(307,948)	USD	1,460.00	5/17/2019	(2,766)
Russell 2000 Index	JPMS	1	USD	(153,974)	USD	1,470.00	4/18/2019	(586)
Russell 2000 Index	JPMS	2	USD	(307,948)	USD	1,470.00	5/17/2019	(3,254)
Russell 2000 Index	JPMS	1	USD	(153,974)	USD	1,485.00	4/18/2019	(702)
Russell 2000 Index	JPMS	1	USD	(153,974)	USD	1,490.00	5/17/2019	(2,075)
Russell 2000 Index	JPMS	1	USD	(153,974)	USD	1,495.00	4/18/2019	(931)
Russell 2000 Index	JPMS	1	USD	(153,974)	USD	1,500.00	5/17/2019	(2,226)
Russell 2000 Index	JPMS	1	USD	(153,974)	USD	1,505.00	4/18/2019	(1,180)
Russell 2000 Index	JPMS	1	USD	(153,974)	USD	1,510.00	4/18/2019	(1,228)
S&P 500 Index	JPMS	6	USD	(1,700,640)	USD	2,595.00	5/17/2019	(5,490)
S&P 500 Index	JPMS	6	USD	(1,700,640)	USD	2,600.00	5/17/2019	(5,064)
S&P 500 Index	JPMS	3	USD	(850,320)	USD	2,630.00	5/17/2019	(3,135)
S&P 500 Index	JPMS	6	USD	(1,700,640)	USD	2,635.00	5/17/2019	(6,690)
S&P 500 Index	JPMS	6	USD	(1,700,640)	USD	2,640.00	5/17/2019	(6,840)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS		NOTIONAL AMOUNT		EXERCISE PRICE	EXPIRATION DATE	VALUE
S&P 500 Index	JPMS	3	USD	(850,320)	USD	2,665.00	5/17/2019	$(4,260)
S&P 500 Index	JPMS	2	USD	(566,880)	USD	2,670.00	5/17/2019	(2,780)
S&P 500 Index	JPMS	5	USD	(1,417,200)	USD	2,675.00	5/17/2019	(7,325)
S&P 500 Index	JPMS	3	USD	(850,320)	USD	2,680.00	4/18/2019	(1,170)
S&P 500 Index	JPMS	16	USD	(4,535,040)	USD	2,685.00	5/17/2019	(26,320)
S&P 500 Index	JPMS	7	USD	(1,984,080)	USD	2,690.00	4/18/2019	(2,884)
S&P 500 Index	JPMS	11	USD	(3,117,840)	USD	2,695.00	4/18/2019	(4,818)
S&P 500 Index	JPMS	1	USD	(283,440)	USD	2,700.00	4/18/2019	(472)
S&P 500 Index	JPMS	3	USD	(850,320)	USD	2,705.00	4/18/2019	(1,500)
S&P 500 Index	JPMS	3	USD	(850,320)	USD	2,705.00	5/17/2019	(5,730)
S&P 500 Index	JPMS	2	USD	(566,880)	USD	2,710.00	5/17/2019	(3,820)
S&P 500 Index	JPMS	2	USD	(566,880)	USD	2,720.00	4/18/2019	(1,320)
S&P 500 Index	JPMS	14	USD	(3,968,160)	USD	2,720.00	5/17/2019	(30,814)
S&P 500 Index	JPMS	1	USD	(283,440)	USD	2,725.00	4/18/2019	(650)
S&P 500 Index	JPMS	13	USD	(3,684,720)	USD	2,730.00	4/18/2019	(9,035)
S&P 500 Index	JPMS	3	USD	(850,320)	USD	2,735.00	4/18/2019	(2,370)
S&P 500 Index	JPMS	1	USD	(283,440)	USD	2,750.00	4/18/2019	(926)
S&P 500 Index	JPMS	10	USD	(2,834,400)	USD	2,750.00	5/17/2019	(25,850)
S&P 500 Index	JPMS	6	USD	(1,700,640)	USD	2,755.00	4/18/2019	(5,748)
S&P 500 Index	JPMS	3	USD	(850,320)	USD	2,760.00	4/18/2019	(3,150)
S&P 500 Index	JPMS	1	USD	(283,440)	USD	2,765.00	4/18/2019	(1,120)
S&P 500 Index	JPMS	4	USD	(1,133,760)	USD	2,780.00	4/18/2019	(5,300)
S&P 500 Index	JPMS	4	USD	(1,133,760)	USD	2,785.00	5/17/2019	(13,920)
U.S. Treasury 10 Year Note	JPMS	44	USD	(4,400,000)	USD	123.00	5/24/2019	(11,687)
U.S. Treasury 10 Year Note	JPMS	40	USD	(4,000,000)	USD	123.50	4/26/2019	(8,750)
U.S. Treasury 10 Year Note	JPMS	41	USD	(4,100,000)	USD	123.50	5/24/2019	(17,297)
U.S. Treasury 10 Year Note	JPMS	60	USD	(6,000,000)	USD	124.00	4/26/2019	(25,313)
U.S. Treasury 10 Year Note	JPMS	20	USD	(2,000,000)	USD	124.00	5/24/2019	(12,500)

								(434,424)

Total Written Option Contracts (Premium Style) (Premiums Received ($1,161,765))								$(920,778)

Written Call Option Contracts (Futures Style) as of March 31, 2019:

Exchange Traded

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT		EXERCISE PRICE		EXPIRATION DATE	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Euro-Bund April Futures	JPMS	12	EUR	(1,200,000)	EUR	164.00	4/26/2019	$(20,251)
Euro-Bund April Futures	JPMS	22	EUR	(2,200,000)	EUR	164.50	4/26/2019	(32,616)
Euro-Bund April Futures	JPMS	17	EUR	(1,700,000)	EUR	165.00	4/26/2019	(20,611)
Euro-Bund April Futures	JPMS	14	EUR	(1,400,000)	EUR	165.50	4/26/2019	(12,944)
Euro-Bund May Futures	JPMS	6	EUR	(600,000)	EUR	166.50	5/24/2019	200
Euro-Bund May Futures	JPMS	12	EUR	(1,200,000)	EUR	167.00	5/24/2019	268
Euro-Bund May Futures	JPMS	11	EUR	(1,100,000)	EUR	167.50	5/24/2019	367

								$(85,587)

Written Put Option Contracts (Futures Style) as of March 31, 2019: Exchange Traded

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT		EXERCISE PRICE		EXPIRATION DATE	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Euro-Bund April Futures	JPMS	16	EUR	(1,600,000)	EUR	163.50	4/26/2019	$13,791
Euro-Bund April Futures	JPMS	13	EUR	(1,300,000)	EUR	164.00	4/26/2019	13,650
Euro-Bund May Futures	JPMS	11	EUR	(1,100,000)	EUR	165.00	5/24/2019	612
Euro-Bund May Futures	JPMS	11	EUR	(1,100,000)	EUR	165.50	5/24/2019	(348)
Euro-Bund May Futures	JPMS	6	EUR	(600,000)	EUR	166.50	5/24/2019	67

								27,772

Total Written Option Contracts (Futures Style)								$(57,815)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

Total return swap contracts outstanding as of March 31, 2019:

Over the Counter

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
BIST 30 Index April Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	04/30/2019	TRY	(1,773,555)	$29,762
BIST 30 Index April Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MSCS	04/30/2019	TRY	(1,218,565)	4,537
Coffee ‘C’ May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	04/12/2019	USD	(1,878,187)	155,156
Coffee ‘C’ May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	04/12/2019	USD	(1,382,063)	140,276
Coffee ‘C’ May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	04/12/2019	USD	(885,938)	44,057
Coffee ‘C’ May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	04/12/2019	USD	(496,125)	19,320
Coffee ‘C’ May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	04/12/2019	USD	(531,563)	25,680
Corn May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	04/26/2019	USD	(16,202,925)	683,230
Corn May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	04/26/2019	USD	(2,941,125)	223,999
Corn May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	04/26/2019	USD	(3,119,375)	231,942
Corn May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	04/26/2019	USD	(6,523,950)	265,913

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Corn May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	04/26/2019	USD	(1,657,725)	$102,078
DTOP Index June Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	JPMC	06/20/2019	ZAR	(14,332,560)	3,866
Hang Seng Index April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	04/29/2019	HKD	5,815,400	12,726
HSCEI April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/29/2019	HKD	20,473,200	15,620
HSCEI April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	JPMC	04/29/2019	HKD	36,396,800	50,029
HSCEI April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	04/29/2019	HKD	172,884,800	211,042
HSCEI April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MSCS	04/29/2019	HKD	29,572,400	44,036
Lean Hogs April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/12/2019	USD	61,900	11,620
Lean Hogs April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	04/12/2019	USD	30,950	5,810
Live Cattle April Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	04/05/2019	USD	(100,560)	528
Live Cattle April Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	04/05/2019	USD	(100,560)	772
Live Cattle April Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	04/05/2019	USD	(301,680)	1,961

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Live Cattle April Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	04/05/2019	USD	(150,840)	$1,164
Live Cattle April Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	04/05/2019	USD	(5,229,120)	108,397
Live Cattle June Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	06/07/2019	USD	95,200	336
Live Cattle June Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	06/07/2019	USD	142,800	536
MSCI Emerging Markets Korea Net Total Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the LIBOR plus or minus a specified spread (0.10%)	Monthly	JPMC	06/19/2019	USD	(5,204,208)	102,161
MSCI Emerging Markets Thailand Net Total Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the LIBOR plus or minus a specified spread (0.20%)	Monthly	JPMC	06/19/2019	USD	(1,556,247)	1,174
MSCI Emerging Markets Thailand Net Total Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the LIBOR plus or minus a specified spread (0.20%)	Monthly	JPMC	06/19/2019	USD	(220,907)	52
MSCI Poland Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the WIBOR plus or minus a specified spread (0.15%)	Monthly	CITI	06/19/2019	PLN	(53,369)	55
Soybean May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	05/14/2019	USD	(1,724,287)	27,279
Soybean May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	05/14/2019	USD	(4,553,888)	153,120
Soybean May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	05/14/2019	USD	(4,819,163)	136,447
Soybean Meal May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	04/26/2019	USD	(2,237,450)	33,872

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Soybean Meal May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	04/26/2019	USD	(551,700)	$8,294
Soybean Meal May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	04/26/2019	USD	(91,950)	2,120
Soybean Meal May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	04/26/2019	USD	(8,919,150)	65,389
Soybean Oil May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	04/26/2019	USD	(306,288)	13,248
Soybean Oil May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	04/26/2019	USD	(1,803,696)	124,663
Wheat May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	04/26/2019	USD	(755,287)	7,052
Wheat May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	04/26/2019	USD	(595,075)	6,985
Wheat May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	04/26/2019	USD	(2,403,188)	4,954
Wheat May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	04/26/2019	USD	(205,988)	4,876
WIG20 Index June Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MSCS	06/21/2019	PLN	(92,800)	47

								3,086,181

Canada 10 Year Bond June Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	BANA	06/19/2019	CAD	139,040	(860)
Canada 10 Year Bond June Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	BANA	06/19/2019	CAD	(19,187,520)	(291,947)
Cotton No. 2 May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	04/12/2019	USD	(776,100)	(52,870)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Cotton No. 2 May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	04/12/2019	USD	(504,465)	$(33,710)
Cotton No. 2 May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	04/12/2019	USD	(310,440)	(18,868)
Cotton No. 2 May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	04/12/2019	USD	(388,050)	(23,241)
iBovespa Index April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MSCS	04/17/2019	BRL	70,650,020	(50,823)
Lean Hogs April Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	04/12/2019	USD	(30,950)	(8,038)
Lean Hogs April Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	04/12/2019	USD	(61,900)	(16,228)
Lean Hogs June Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	06/14/2019	USD	(70,840)	(6,968)
Lean Hogs June Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	06/14/2019	USD	(35,420)	(3,464)
Live Cattle April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	04/05/2019	USD	150,840	(2,044)
Live Cattle April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	04/05/2019	USD	5,229,120	(138,886)
Live Cattle April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/05/2019	USD	201,120	(3,060)
Live Cattle April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	04/05/2019	USD	301,680	(4,578)
Live Cattle June Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	06/07/2019	USD	6,045,200	(48,178)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Live Cattle June Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	06/07/2019	USD	714,000	$(10,308)
MSCI Emerging Markets Thailand Net Total Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the LIBOR plus or minus a specified spread (0.20%)	Monthly	JPMC	06/19/2019	USD	(129,361)	(403)
MSCI Emerging Markets Thailand Net Total Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the LIBOR plus or minus a specified spread (0.20%)	Monthly	JPMC	06/19/2019	USD	(115,724)	(243)
MSCI Emerging Markets Thailand Net Total Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the LIBOR plus or minus a specified spread (0.20%)	Monthly	JPMC	06/19/2019	USD	(99,164)	(214)
MSCI Israel Daily Net Total Return Index	Decreases in total return of reference entity and pays the LIBOR plus or minus a specified spread (0.30%)	Increases in total return of reference entity	Monthly	JPMC	06/21/2019	USD	888,889	(5,676)
MSCI Mexico Net Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the TIIE plus or minus a specified spread (-0.45%)	Monthly	CITI	06/19/2019	MXN	(8,876,324)	(11,162)
MSCI Singapore Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the SOR plus or minus a specified spread (-0.20%)	Monthly	CITI	06/19/2019	SGD	(656,903)	(729)
MSCI Singapore Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the SOR plus or minus a specified spread (-0.20%)	Monthly	CITI	06/19/2019	SGD	(175,686)	(101)
MSCI Singapore Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the SOR plus or minus a specified spread (-0.20%)	Monthly	CITI	06/19/2019	SGD	(426,129)	(3,725)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
MSCI Singapore Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the SOR plus or minus a specified spread (-0.20%)	Monthly	CITI	06/19/2019	SGD	(298,644)	$(5,805)
MSCI Singapore Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the SOR plus or minus a specified spread (-0.20%)	Monthly	CITI	06/19/2019	SGD	(637,220)	(6,935)
MSCI Singapore Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the SOR plus or minus a specified spread (-0.20%)	Monthly	CITI	06/19/2019	SGD	(644,942)	(5,393)
MSCI Singapore Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the SOR plus or minus a specified spread (-0.20%)	Monthly	CITI	06/19/2019	SGD	(332,581)	(1,545)
MSCI South Africa Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the JIBAR plus or minus a specified spread (-0.50%)	Monthly	CITI	06/19/2019	ZAR	(2,404,040)	(2,279)
MSCI South Africa Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the JIBAR plus or minus a specified spread (-0.50%)	Monthly	CITI	06/19/2019	ZAR	(13,690,711)	(11,151)
MSCI South Africa Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the JIBAR plus or minus a specified spread (0.50%)	Monthly	CITI	06/19/2019	ZAR	(77,930,810)	(40,487)
MSCI South Africa Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the JIBAR plus or minus a specified spread (-0.50%)	Monthly	CITI	06/19/2019	ZAR	(5,116,805)	(3,937)
Soybean May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	04/26/2019	USD	486,338	(12,062)
Soybean May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	04/26/2019	USD	663,188	(13,210)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Soybean Meal May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	04/26/2019	USD	245,200	$(4,276)
Soybean Meal May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/26/2019	USD	490,400	(15,200)
Soybean Meal May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	04/26/2019	USD	91,950	(2,700)
Soybean Oil May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	04/26/2019	USD	442,416	(37,855)
Swiss Market Index June Futures	Increases in total return of reference entity	Decreases in total return of reference entity	Monthly	MSCS	06/21/2019	CHF	(15,438,000)	(126,606)
TAIEX Index April Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MSCS	04/17/2019	TWD	(23,315,600)	(8,771)
TAIEX Index April Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	04/17/2019	TWD	(290,385,200)	(123,215)
Tel Aviv Index April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	04/24/2019	ILS	3,971,110	(17,443)
Wheat May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	04/26/2019	USD	(1,579,238)	(567)
WIG20 Index June Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	06/21/2019	PLN	(139,200)	(12)

								(1,175,773)

								$1,910,408

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

Futures contracts outstanding as of March 31, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
Amsterdam Exchange Index	211	4/2019	EUR	$25,938,301	$651,723
Brent Crude Oil	415	4/2019	USD	28,045,700	173,056
CAC 40 10 Euro Index	439	4/2019	EUR	26,311,510	319,370
Hang Seng Index	62	4/2019	HKD	11,482,710	163,115
HSCEI	144	4/2019	HKD	10,432,270	67,902
IBEX 35 Index	174	4/2019	EUR	17,934,332	119,809
LME Aluminum Base Metal	1	4/2019	USD	47,570	(58)
LME Aluminum Base Metal	1	4/2019	USD	47,581	378
LME Aluminum Base Metal	1	4/2019	USD	47,591	257
LME Aluminum Base Metal	1	4/2019	USD	47,516	1,038
LME Aluminum Base Metal	1	4/2019	USD	47,356	711
LME Aluminum Base Metal	2	4/2019	USD	95,034	1,628
LME Aluminum Base Metal	2	4/2019	USD	95,013	2,632
LME Aluminum Base Metal	2	4/2019	USD	94,835	1,401
LME Aluminum Base Metal	2	4/2019	USD	95,268	883
LME Aluminum Base Metal	3	4/2019	USD	142,344	2,873
LME Aluminum Base Metal	5	4/2019	USD	237,164	4,604
LME Copper Base Metal	1	4/2019	USD	162,275	12,778
LME Copper Base Metal	1	4/2019	USD	162,148	13,945
LME Copper Base Metal	1	4/2019	USD	162,288	13,835
LME Copper Base Metal	2	4/2019	USD	324,275	27,632
LME Copper Base Metal	3	4/2019	USD	486,488	40,266
LME Copper Base Metal	3	4/2019	USD	486,884	37,004
LME Copper Base Metal	8	4/2019	USD	1,298,472	108,799
LME Copper Base Metal	9	4/2019	USD	1,459,913	117,543
LME Copper Base Metal	13	4/2019	USD	2,109,923	179,711
LME Copper Base Metal	25	4/2019	USD	4,058,438	345,239
LME Copper Base Metal	27	4/2019	USD	4,379,400	206,383
LME Copper Base Metal	33	4/2019	USD	5,352,740	509,698
LME Nickel Base Metal	1	4/2019	USD	77,524	7,234
LME Nickel Base Metal	1	4/2019	USD	77,397	11,316
LME Nickel Base Metal	1	4/2019	USD	77,598	6,275
LME Nickel Base Metal	1	4/2019	USD	77,564	7,530
LME Nickel Base Metal	2	4/2019	USD	154,887	19,278
LME Nickel Base Metal	2	4/2019	USD	155,210	6,430
LME Zinc Base Metal	1	4/2019	USD	74,369	12,166
LME Zinc Base Metal	1	4/2019	USD	74,440	12,112
LME Zinc Base Metal	1	4/2019	USD	74,191	8,588
LME Zinc Base Metal	1	4/2019	USD	74,164	7,899
LME Zinc Base Metal	2	4/2019	USD	148,222	14,071
LME Zinc Base Metal	2	4/2019	USD	148,169	13,218
LME Zinc Base Metal	2	4/2019	USD	149,775	28,519
LME Zinc Base Metal	3	4/2019	USD	224,475	38,404
LME Zinc Base Metal	4	4/2019	USD	299,175	48,663
LME Zinc Base Metal	5	4/2019	USD	373,615	65,682
NY Harbor ULSD	11	4/2019	USD	910,787	(7,497)
OMXS30 Index	718	4/2019	SEK	11,941,182	74,305
SGX FTSE China A50 Index	139	4/2019	USD	1,824,375	82,969
WTI Crude Oil	347	4/2019	USD	20,868,580	832,172
LME Aluminum Base Metal	1	5/2019	USD	47,511	1,071

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts (continued)
LME Aluminum Base Metal	1	5/2019	USD	$47,664	$36
LME Aluminum Base Metal	1	5/2019	USD	47,719	360
LME Aluminum Base Metal	1	5/2019	USD	47,676	711
LME Aluminum Base Metal	1	5/2019	USD	47,598	(358)
LME Aluminum Base Metal	2	5/2019	USD	95,272	(591)
LME Aluminum Base Metal	2	5/2019	USD	95,043	2,349
LME Aluminum Base Metal	2	5/2019	USD	95,063	2,582
LME Aluminum Base Metal	2	5/2019	USD	95,139	1,258
LME Aluminum Base Metal	2	5/2019	USD	95,063	1,682
LME Aluminum Base Metal	3	5/2019	USD	142,679	3,245
LME Copper Base Metal	1	5/2019	USD	162,063	(422)
LME Copper Base Metal	1	5/2019	USD	162,300	8,427
LME Copper Base Metal	1	5/2019	USD	162,163	7,823
LME Copper Base Metal	1	5/2019	USD	162,150	(521)
LME Copper Base Metal	1	5/2019	USD	162,038	721
LME Copper Base Metal	1	5/2019	USD	162,220	8,759
LME Copper Base Metal	2	5/2019	USD	324,575	18,638
LME Copper Base Metal	2	5/2019	USD	324,518	18,623
LME Copper Base Metal	4	5/2019	USD	648,140	10,367
LME Copper Base Metal	6	5/2019	USD	973,950	38,330
LME Copper Base Metal	7	5/2019	USD	1,135,575	58,127
LME Copper Base Metal	10	5/2019	USD	1,621,125	(3,669)
LME Copper Base Metal	42	5/2019	USD	6,818,175	283,900
LME Nickel Base Metal	1	5/2019	USD	77,718	3,083
LME Nickel Base Metal	1	5/2019	USD	77,612	2,283
LME Nickel Base Metal	1	5/2019	USD	77,741	604
LME Nickel Base Metal	1	5/2019	USD	77,747	(521)
LME Nickel Base Metal	1	5/2019	USD	77,735	811
LME Nickel Base Metal	1	5/2019	USD	77,706	4,452
LME Nickel Base Metal	1	5/2019	USD	77,758	(387)
LME Nickel Base Metal	1	5/2019	USD	77,672	2,557
LME Nickel Base Metal	1	5/2019	USD	77,659	1,093
LME Nickel Base Metal	1	5/2019	USD	77,799	(1,719)
LME Nickel Base Metal	2	5/2019	USD	155,250	1,651
LME Nickel Base Metal	3	5/2019	USD	233,345	(891)
LME Nickel Base Metal	5	5/2019	USD	388,260	(1,477)
LME Zinc Base Metal	1	5/2019	USD	74,058	5,605
LME Zinc Base Metal	1	5/2019	USD	74,008	4,365
LME Zinc Base Metal	1	5/2019	USD	73,914	7,747
LME Zinc Base Metal	1	5/2019	USD	73,891	8,163
LME Zinc Base Metal	2	5/2019	USD	147,922	13,320
LME Zinc Base Metal	4	5/2019	USD	295,938	23,190
Low Sulphur Gasoil	92	5/2019	USD	5,586,700	(4,998)
3 Month Euro Euribor	16	6/2019	EUR	4,500,685	253
3 Month Sterling	226	6/2019	GBP	36,485,140	32,869
ASX 90 Day Bank Accepted Bill	167	6/2019	AUD	118,100,764	81,476
Australia 10 Year Bond	805	6/2019	AUD	79,197,564	1,262,852
Australia 3 Year Bond	739	6/2019	AUD	59,631,075	291,234
Canada 10 Year Bond	43	6/2019	CAD	4,473,918	(34,768)
DJIA CBOT E-Mini Index	27	6/2019	USD	3,500,955	44,387
EURO STOXX 50 Index	2,164	6/2019	EUR	79,426,719	915,428

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts (continued)
Euro-Bobl	371	6/2019	EUR	$55,408,773	$464,253
Euro-BTP	95	6/2019	EUR	13,797,132	99,083
Euro-Bund	1,218	6/2019	EUR	227,268,925	4,240,317
Euro-Buxl	10	6/2019	EUR	2,149,946	108,314
Euro-OAT	89	6/2019	EUR	16,240,281	465,775
Euro-Schatz	436	6/2019	EUR	54,765,068	84,592
FTSE 100 Index	632	6/2019	GBP	59,361,345	1,107,376
FTSE/MIB Index	132	6/2019	EUR	15,355,703	176,052
Japan 10 Year Bond	236	6/2019	JPY	326,392,492	810,426
Live Cattle	32	6/2019	USD	1,523,200	(10,119)
LME Aluminum Base Metal	1	6/2019	USD	47,702	549
LME Aluminum Base Metal	1	6/2019	USD	47,769	991
LME Aluminum Base Metal	3	6/2019	USD	143,384	186
LME Aluminum Base Metal	3	6/2019	USD	143,400	640
LME Aluminum Base Metal	3	6/2019	USD	143,288	1,056
LME Aluminum Base Metal	3	6/2019	USD	143,164	2,830
LME Aluminum Base Metal	4	6/2019	USD	190,923	4,136
LME Aluminum Base Metal	4	6/2019	USD	191,136	2,332
LME Aluminum Base Metal	4	6/2019	USD	191,200	(96)
LME Aluminum Base Metal	4	6/2019	USD	191,075	(3,497)
LME Aluminum Base Metal	4	6/2019	USD	191,157	2,925
LME Aluminum Base Metal	6	6/2019	USD	286,694	1,254
LME Aluminum Base Metal	38	6/2019	USD	1,815,450	2,525
LME Copper Base Metal	1	6/2019	USD	162,063	685
LME Copper Base Metal	1	6/2019	USD	162,163	323
LME Copper Base Metal	1	6/2019	USD	162,213	421
LME Copper Base Metal	1	6/2019	USD	162,038	(244)
LME Copper Base Metal	1	6/2019	USD	162,158	1,893
LME Copper Base Metal	1	6/2019	USD	162,067	3,864
LME Copper Base Metal	1	6/2019	USD	162,069	3,978
LME Copper Base Metal	12	6/2019	USD	1,946,037	18,873
LME Copper Base Metal	23	6/2019	USD	3,730,790	43,674
LME Copper Base Metal	57	6/2019	USD	9,243,263	76,947
LME Nickel Base Metal	1	6/2019	USD	77,904	(309)
LME Nickel Base Metal	1	6/2019	USD	77,901	498
LME Nickel Base Metal	1	6/2019	USD	77,834	(4,120)
LME Nickel Base Metal	1	6/2019	USD	77,840	(2,132)
LME Nickel Base Metal	1	6/2019	USD	77,823	(1,843)
LME Nickel Base Metal	1	6/2019	USD	77,902	577
LME Nickel Base Metal	21	6/2019	USD	1,636,110	(5,128)
LME Zinc Base Metal	1	6/2019	USD	73,185	2,872
LME Zinc Base Metal	1	6/2019	USD	73,384	3,850
LME Zinc Base Metal	1	6/2019	USD	73,413	2,756
LME Zinc Base Metal	1	6/2019	USD	73,075	439
LME Zinc Base Metal	1	6/2019	USD	73,294	1,988
LME Zinc Base Metal	5	6/2019	USD	366,844	12,267
MSCI EAFE E-Mini Index	2	6/2019	USD	186,640	(232)
MSCI Emerging Markets E-Mini Index	23	6/2019	USD	1,216,010	(5,350)
NASDAQ 100 E-Mini Index	46	6/2019	USD	6,808,460	239,858
Palladium	12	6/2019	USD	1,610,160	(111,517)
Russell 2000 E-Mini Index	324	6/2019	USD	25,009,560	(58,325)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts (continued)
S&P Midcap 400 E-Mini Index	1	6/2019	USD	$190,100	$1,129
S&P/TSX 60 Index	421	6/2019	CAD	60,304,426	235,907
SPI 200 Index	86	6/2019	AUD	9,420,695	24,894
U.S. Treasury 5 Year Note	289	6/2019	USD	33,474,328	241,866
U.S. Treasury Long Bond	93	6/2019	USD	13,918,031	358,399
U.S. Treasury Ultra Bond	46	6/2019	USD	7,728,000	232,150
Platinum	3	7/2019	USD	128,115	(1,295)
3 Month Sterling	939	9/2019	GBP	151,606,199	230,252
ASX 90 Day Bank Accepted Bill	591	9/2019	AUD	418,062,351	328,701
3 Month Euroswiss	6	12/2019	CHF	1,517,550	641
3 Month Sterling	978	12/2019	GBP	157,887,020	300,059
ASX 90 Day Bank Accepted Bill	613	12/2019	AUD	433,699,313	412,511
3 Month Euro Euribor	3	3/2020	EUR	843,794	486
3 Month Euroswiss	10	3/2020	CHF	2,528,998	1,349
3 Month Sterling	770	3/2020	GBP	124,326,580	191,455
ASX 90 Day Bank Accepted Bill	463	3/2020	AUD	327,614,115	214,654
3 Month Euro Euribor	114	6/2020	EUR	32,057,792	38,531
3 Month Eurodollar	327	6/2020	USD	79,931,062	203,536
3 Month Sterling	80	6/2020	GBP	12,914,443	21,068
3 Month Euro Euribor	113	9/2020	EUR	31,767,076	45,104
3 Month Eurodollar	392	9/2020	USD	95,883,199	285,771
3 Month Sterling	72	9/2020	GBP	11,618,309	17,823
3 Month Euro Euribor	97	12/2020	EUR	27,259,562	48,826
3 Month Eurodollar	408	12/2020	USD	99,812,099	329,934
3 Month Sterling	68	12/2020	GBP	10,968,973	16,307
3 Month Euro Euribor	53	3/2021	EUR	14,888,455	17,873
3 Month Eurodollar	413	3/2021	USD	101,061,099	311,096
3 Month Sterling	55	3/2021	GBP	8,869,725	18,760

					19,453,849

Short Contracts
FTSE Bursa Malaysia KLCI Index	(116)	4/2019	MYR	(2,338,469)	(1,846)
FTSE/JSE Top 40 Index	(248)	4/2019	ZAR	(8,728,534)	(21,752)
LME Aluminum Base Metal	(1)	4/2019	USD	(47,570)	47
LME Aluminum Base Metal	(1)	4/2019	USD	(47,591)	(284)
LME Aluminum Base Metal	(1)	4/2019	USD	(47,581)	(436)
LME Aluminum Base Metal	(1)	4/2019	USD	(47,516)	(1,001)
LME Aluminum Base Metal	(1)	4/2019	USD	(47,356)	(684)
LME Aluminum Base Metal	(2)	4/2019	USD	(95,034)	(1,811)
LME Aluminum Base Metal	(2)	4/2019	USD	(94,835)	(1,228)
LME Aluminum Base Metal	(2)	4/2019	USD	(95,268)	(1,069)
LME Aluminum Base Metal	(2)	4/2019	USD	(95,013)	(3,061)
LME Aluminum Base Metal	(3)	4/2019	USD	(142,344)	(3,295)
LME Aluminum Base Metal	(5)	4/2019	USD	(237,164)	(2,554)
LME Copper Base Metal	(1)	4/2019	USD	(162,148)	(12,716)
LME Copper Base Metal	(1)	4/2019	USD	(162,288)	(14,174)
LME Copper Base Metal	(1)	4/2019	USD	(162,275)	(13,218)
LME Copper Base Metal	(2)	4/2019	USD	(324,275)	(28,041)
LME Copper Base Metal	(3)	4/2019	USD	(486,884)	(39,052)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts (continued)
LME Copper Base Metal	(3)	4/2019	USD	$(486,488)	$(40,012)
LME Copper Base Metal	(8)	4/2019	USD	(1,298,472)	(102,946)
LME Copper Base Metal	(9)	4/2019	USD	(1,459,913)	(118,603)
LME Copper Base Metal	(13)	4/2019	USD	(2,109,923)	(173,849)
LME Copper Base Metal	(25)	4/2019	USD	(4,058,438)	(351,539)
LME Copper Base Metal	(27)	4/2019	USD	(4,379,400)	(208,982)
LME Copper Base Metal	(33)	4/2019	USD	(5,352,740)	(515,352)
LME Nickel Base Metal	(1)	4/2019	USD	(77,564)	(7,871)
LME Nickel Base Metal	(1)	4/2019	USD	(77,397)	(11,050)
LME Nickel Base Metal	(1)	4/2019	USD	(77,524)	(7,387)
LME Nickel Base Metal	(1)	4/2019	USD	(77,598)	(6,159)
LME Nickel Base Metal	(2)	4/2019	USD	(154,887)	(19,830)
LME Nickel Base Metal	(2)	4/2019	USD	(155,210)	(6,949)
LME Zinc Base Metal	(1)	4/2019	USD	(74,191)	(8,594)
LME Zinc Base Metal	(1)	4/2019	USD	(74,369)	(11,815)
LME Zinc Base Metal	(1)	4/2019	USD	(74,440)	(12,161)
LME Zinc Base Metal	(1)	4/2019	USD	(74,164)	(8,016)
LME Zinc Base Metal	(2)	4/2019	USD	(148,222)	(13,590)
LME Zinc Base Metal	(2)	4/2019	USD	(149,775)	(28,086)
LME Zinc Base Metal	(2)	4/2019	USD	(148,169)	(13,350)
LME Zinc Base Metal	(3)	4/2019	USD	(224,475)	(38,864)
LME Zinc Base Metal	(4)	4/2019	USD	(299,175)	(50,371)
LME Zinc Base Metal	(5)	4/2019	USD	(373,615)	(67,274)
MSCI Singapore Index	(335)	4/2019	SGD	(8,891,312)	(52,552)
MSCI Taiwan Index	(124)	4/2019	USD	(4,844,680)	(51,340)
Natural Gas	(55)	4/2019	USD	(1,464,100)	33,767
Sugar No. 11	(379)	4/2019	USD	(5,318,734)	(26,199)
Cocoa	(21)	5/2019	GBP	(472,633)	(17,827)
Cocoa	(62)	5/2019	USD	(1,413,600)	(52,126)
Coffee ‘C’	(28)	5/2019	USD	(992,250)	77,425
Copper	(2)	5/2019	USD	(146,800)	(260)
Corn	(265)	5/2019	USD	(4,723,625)	265,614
Cotton No. 2	(22)	5/2019	USD	(853,710)	(41,714)
KC HRW Wheat	(137)	5/2019	USD	(2,945,500)	322,727
LME Aluminum Base Metal	(1)	5/2019	USD	(47,664)	64
LME Aluminum Base Metal	(1)	5/2019	USD	(47,676)	(533)
LME Aluminum Base Metal	(1)	5/2019	USD	(47,598)	399
LME Aluminum Base Metal	(1)	5/2019	USD	(47,511)	(909)
LME Aluminum Base Metal	(1)	5/2019	USD	(47,719)	(302)
LME Aluminum Base Metal	(2)	5/2019	USD	(95,063)	(1,863)
LME Aluminum Base Metal	(2)	5/2019	USD	(95,063)	(2,363)
LME Aluminum Base Metal	(2)	5/2019	USD	(95,043)	(2,252)
LME Aluminum Base Metal	(2)	5/2019	USD	(95,272)	423
LME Aluminum Base Metal	(2)	5/2019	USD	(95,139)	(969)
LME Aluminum Base Metal	(3)	5/2019	USD	(142,679)	(3,032)
LME Copper Base Metal	(1)	5/2019	USD	(162,220)	(9,379)
LME Copper Base Metal	(1)	5/2019	USD	(162,038)	(465)
LME Copper Base Metal	(1)	5/2019	USD	(162,063)	910
LME Copper Base Metal	(1)	5/2019	USD	(162,163)	(6,815)
LME Copper Base Metal	(1)	5/2019	USD	(162,150)	385
LME Copper Base Metal	(1)	5/2019	USD	(162,300)	(8,472)
LME Copper Base Metal	(2)	5/2019	USD	(324,518)	(19,086)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts (continued)
LME Copper Base Metal	(2)	5/2019	USD	$(324,575)	$(18,656)
LME Copper Base Metal	(4)	5/2019	USD	(648,140)	(10,677)
LME Copper Base Metal	(6)	5/2019	USD	(973,950)	(38,885)
LME Copper Base Metal	(7)	5/2019	USD	(1,135,575)	(54,157)
LME Copper Base Metal	(10)	5/2019	USD	(1,621,125)	2,308
LME Copper Base Metal	(42)	5/2019	USD	(6,818,175)	(294,666)
LME Nickel Base Metal	(1)	5/2019	USD	(77,612)	(2,524)
LME Nickel Base Metal	(1)	5/2019	USD	(77,799)	1,578
LME Nickel Base Metal	(1)	5/2019	USD	(77,706)	(4,644)
LME Nickel Base Metal	(1)	5/2019	USD	(77,659)	(730)
LME Nickel Base Metal	(1)	5/2019	USD	(77,718)	(3,470)
LME Nickel Base Metal	(1)	5/2019	USD	(77,672)	(2,099)
LME Nickel Base Metal	(1)	5/2019	USD	(77,747)	700
LME Nickel Base Metal	(1)	5/2019	USD	(77,758)	1,109
LME Nickel Base Metal	(1)	5/2019	USD	(77,741)	(884)
LME Nickel Base Metal	(1)	5/2019	USD	(77,735)	(908)
LME Nickel Base Metal	(2)	5/2019	USD	(155,250)	(3,078)
LME Nickel Base Metal	(3)	5/2019	USD	(233,345)	676
LME Nickel Base Metal	(5)	5/2019	USD	(388,260)	2,436
LME Zinc Base Metal	(1)	5/2019	USD	(73,891)	(8,142)
LME Zinc Base Metal	(1)	5/2019	USD	(73,914)	(7,604)
LME Zinc Base Metal	(1)	5/2019	USD	(74,058)	(6,039)
LME Zinc Base Metal	(1)	5/2019	USD	(74,008)	(4,598)
LME Zinc Base Metal	(2)	5/2019	USD	(147,922)	(12,678)
LME Zinc Base Metal	(4)	5/2019	USD	(295,938)	(22,687)
Silver	(58)	5/2019	USD	(4,381,900)	117,044
Soybean	(85)	5/2019	USD	(3,758,063)	129,510
Soybean Meal	(24)	5/2019	USD	(735,600)	11,983
Soybean Oil	(59)	5/2019	USD	(1,003,944)	45,469
Wheat	(146)	5/2019	USD	(3,341,575)	275,512
100 oz Gold	(312)	6/2019	USD	(40,513,199)	476,514
3 Month Canadian Bankers Acceptance	(82)	6/2019	CAD	(15,028,884)	(7,717)
3 Month Eurodollar	(87)	6/2019	USD	(21,196,462)	(14,665)
DAX Index	(241)	6/2019	EUR	(77,956,421)	20,907
Euro-Bund	(32)	6/2019	EUR	(5,970,941)	(95,350)
KOSPI 200 Index	(105)	6/2019	KRW	(6,410,448)	12,087
Lean Hogs	(29)	6/2019	USD	(1,027,180)	(94,177)
LME Aluminum Base Metal	(1)	6/2019	USD	(47,769)	(1,323)
LME Aluminum Base Metal	(1)	6/2019	USD	(47,702)	(593)
LME Aluminum Base Metal	(3)	6/2019	USD	(143,384)	(781)
LME Aluminum Base Metal	(3)	6/2019	USD	(143,164)	(3,097)
LME Aluminum Base Metal	(3)	6/2019	USD	(143,400)	(1,809)
LME Aluminum Base Metal	(3)	6/2019	USD	(143,288)	(496)
LME Aluminum Base Metal	(4)	6/2019	USD	(191,075)	3,388
LME Aluminum Base Metal	(4)	6/2019	USD	(191,200)	(812)
LME Aluminum Base Metal	(4)	6/2019	USD	(191,136)	(2,148)
LME Aluminum Base Metal	(4)	6/2019	USD	(190,923)	(4,366)
LME Aluminum Base Metal	(4)	6/2019	USD	(191,157)	(3,059)
LME Aluminum Base Metal	(6)	6/2019	USD	(286,694)	(586)
LME Aluminum Base Metal	(81)	6/2019	USD	(3,869,775)	(43,026)
LME Copper Base Metal	(1)	6/2019	USD	(162,038)	1,160

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts (continued)
LME Copper Base Metal	(1)	6/2019	USD	$(162,069)	$(4,104)
LME Copper Base Metal	(1)	6/2019	USD	(162,067)	(3,759)
LME Copper Base Metal	(1)	6/2019	USD	(162,163)	(465)
LME Copper Base Metal	(1)	6/2019	USD	(162,063)	(214)
LME Copper Base Metal	(1)	6/2019	USD	(162,213)	(540)
LME Copper Base Metal	(1)	6/2019	USD	(162,158)	(2,474)
LME Copper Base Metal	(12)	6/2019	USD	(1,946,037)	(18,783)
LME Copper Base Metal	(23)	6/2019	USD	(3,730,790)	(44,783)
LME Copper Base Metal	(46)	6/2019	USD	(7,459,475)	(64,575)
LME Nickel Base Metal	(1)	6/2019	USD	(77,901)	(604)
LME Nickel Base Metal	(1)	6/2019	USD	(77,840)	2,797
LME Nickel Base Metal	(1)	6/2019	USD	(77,823)	1,713
LME Nickel Base Metal	(1)	6/2019	USD	(77,904)	573
LME Nickel Base Metal	(1)	6/2019	USD	(77,902)	269
LME Nickel Base Metal	(1)	6/2019	USD	(77,834)	3,973
LME Nickel Base Metal	(3)	6/2019	USD	(233,730)	(837)
LME Zinc Base Metal	(1)	6/2019	USD	(73,384)	(3,636)
LME Zinc Base Metal	(1)	6/2019	USD	(73,413)	(2,316)
LME Zinc Base Metal	(1)	6/2019	USD	(73,294)	(2,171)
LME Zinc Base Metal	(1)	6/2019	USD	(73,075)	(903)
LME Zinc Base Metal	(1)	6/2019	USD	(73,185)	(3,137)
LME Zinc Base Metal	(7)	6/2019	USD	(513,581)	(41,343)
Long Gilt	(1,041)	6/2019	GBP	(175,406,365)	(2,941,413)
MEX BOLSA Index	(65)	6/2019	MXN	(1,457,843)	(46,923)
Nikkei 225 Index	(12)	6/2019	JPY	(2,296,490)	(18,557)
S&P 500 E-Mini Index	(1,095)	6/2019	USD	(155,369,549)	(2,233,413)
SET50 Index	(1,072)	6/2019	THB	(7,319,394)	(27,938)
TOPIX Index	(137)	6/2019	JPY	(19,679,147)	(449,667)
U.S. Treasury 10 Year Note	(1,750)	6/2019	USD	(217,382,812)	(1,949,335)
U.S. Treasury 2 Year Note	(61)	6/2019	USD	(12,998,719)	(22,260)
Cocoa	(7)	7/2019	GBP	(153,715)	(1,243)
Cocoa	(16)	7/2019	USD	(363,200)	(828)
3 Month Canadian Bankers Acceptance	(366)	9/2019	CAD	(67,124,648)	(100,597)
3 Month Euro Euribor	(27)	9/2019	EUR	(7,595,285)	(1,384)
3 Month Eurodollar	(84)	9/2019	USD	(20,483,399)	1,261
3 Month Euroswiss	(2)	9/2019	CHF	(505,850)	(103)
3 Month Canadian Bankers Acceptance	(357)	12/2019	CAD	(65,487,399)	(132,320)
3 Month Euro Euribor	(13)	12/2019	EUR	(3,656,989)	(903)
3 Month Eurodollar	(142)	12/2019	USD	(34,637,349)	(1,599)
3 Month Canadian Bankers Acceptance	(306)	3/2020	CAD	(56,166,404)	(124,355)
3 Month Eurodollar	(94)	3/2020	USD	(22,955,974)	5,915

					(9,465,300)

					$9,988,549

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

Forward foreign currency contracts outstanding as of March 31, 2019:

Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
AUD	36,271,034	USD	25,763,683	CITI	6/19/2019	$28,321
AUD	36,271,034	USD	25,763,715	JPMC	6/19/2019	28,289
BRL	42,500	USD	10,772	CITI**	6/19/2019	20
BRL	42,500	USD	10,772	JPMC**	6/19/2019	20
CAD	46,857,530	USD	34,995,585	CITI	6/19/2019	137,430
CAD	46,857,533	USD	34,995,631	JPMC	6/19/2019	137,387
CHF	13,168,343	USD	13,274,903	CITI	6/19/2019	49,063
CHF	13,127,219	USD	13,233,193	JPMC	6/19/2019	49,160
CLP	10,232,000	USD	14,930	CITI**	6/19/2019	106
CLP	10,232,000	USD	14,930	JPMC**	6/19/2019	106
GBP	1,565,678	USD	2,038,283	CITI	6/19/2019	8,992
GBP	1,565,678	USD	2,038,285	JPMC	6/19/2019	8,990
INR	1,108,080,500	USD	15,410,636	CITI**	6/19/2019	385,738
INR	1,108,080,500	USD	15,410,655	JPMC**	6/19/2019	385,718
JPY	1,235,322,460	USD	11,165,816	CITI	6/19/2019	49,332
JPY	1,235,322,459	USD	11,165,830	JPMC	6/19/2019	49,318
MXN	343,548,290	USD	17,382,028	CITI	6/19/2019	94,503
MXN	343,548,292	USD	17,382,050	JPMC	6/19/2019	94,481
NOK	25,320,296	USD	2,926,160	CITI	6/19/2019	18,503
NOK	24,803,702	USD	2,865,298	JPMC	6/19/2019	19,288
NZD	25,466,421	USD	17,282,096	CITI	6/19/2019	86,971
NZD	25,466,423	USD	17,282,119	JPMC	6/19/2019	86,949
SEK	19,300,000	USD	2,076,894	CITI	6/19/2019	11,350
SEK	19,300,000	USD	2,076,896	JPMC	6/19/2019	11,347
SGD	1,284,000	USD	947,615	CITI	6/19/2019	1,223
SGD	1,284,000	USD	947,616	JPMC	6/19/2019	1,222
THB	1,862,500	USD	58,608	CITI	6/19/2019	201
THB	1,862,500	USD	58,608	JPMC	6/19/2019	201
TWD	13,964,500	USD	453,516	CITI**	6/19/2019	370
TWD	13,964,500	USD	453,517	JPMC**	6/19/2019	370
USD	27,259,906	AUD	38,040,793	CITI	6/19/2019	209,442
USD	27,259,870	AUD	38,040,791	JPMC	6/19/2019	209,407
USD	56,701,181	BRL	215,249,493	CITI**	6/19/2019	2,042,765
USD	56,701,113	BRL	215,249,507	JPMC**	6/19/2019	2,042,694
USD	5,746,814	CAD	7,595,909	CITI	6/19/2019	51,524
USD	5,746,640	CAD	7,595,901	JPMC	6/19/2019	51,355
USD	14,472,453	CHF	14,280,812	CITI	6/19/2019	22,873
USD	14,472,436	CHF	14,280,813	JPMC	6/19/2019	22,854
USD	3,526,846	CLP	2,334,270,500	CITI**	6/19/2019	96,748
USD	3,526,842	CLP	2,334,270,500	JPMC**	6/19/2019	96,743
USD	12,167,120	CNY	81,478,660	CITI**	6/19/2019	50,325
USD	12,167,105	CNY	81,478,660	JPMC**	6/19/2019	50,309
USD	207,987	COP	658,268,000	CITI**	6/19/2019	2,372
USD	207,987	COP	658,268,000	JPMC**	6/19/2019	2,372
USD	108,888	CZK	2,500,000	CITI	6/19/2019	6
USD	108,888	CZK	2,500,000	JPMC	6/19/2019	6
USD	197,552,923	EUR	172,799,995	CITI	6/19/2019	2,413,866
USD	196,051,360	EUR	171,475,488	JPMC	6/19/2019	2,408,038
USD	13,207,842	GBP	9,989,640	CITI	6/19/2019	145,430
USD	13,207,835	GBP	9,989,647	JPMC	6/19/2019	145,413
USD	1,849,772	HKD	14,476,000	CITI	6/19/2019	1,290

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
USD	1,795,437	HKD	14,050,500	JPMC	6/19/2019	$1,287
USD	12,220,471	HUF	3,389,486,000	CITI	6/19/2019	314,736
USD	12,220,456	HUF	3,389,486,000	JPMC	6/19/2019	314,720
USD	1,177,221	IDR	16,857,341,500	CITI**	6/19/2019	8,351
USD	1,177,234	IDR	16,857,341,500	JPMC**	6/19/2019	8,363
USD	30,087,572	ILS	107,998,000	CITI	6/19/2019	194,383
USD	30,087,535	ILS	107,998,001	JPMC	6/19/2019	194,346
USD	18,155	INR	1,270,000	CITI**	6/19/2019	50
USD	18,155	INR	1,270,000	JPMC**	6/19/2019	50
USD	43,847,993	JPY	4,812,336,500	CITI	6/19/2019	158,132
USD	43,847,625	JPY	4,812,336,500	JPMC	6/19/2019	157,763
USD	54,232,224	KRW	60,883,612,672	CITI**	6/19/2019	598,328
USD	54,232,157	KRW	60,883,612,681	JPMC**	6/19/2019	598,260
USD	7,964,920	MXN	154,427,500	CITI	6/19/2019	109,090
USD	7,964,910	MXN	154,427,500	JPMC	6/19/2019	109,082
USD	24,286,757	NOK	207,649,311	CITI	6/19/2019	137,845
USD	24,286,727	NOK	207,649,310	JPMC	6/19/2019	137,814
USD	2,413,422	NZD	3,504,000	CITI	6/19/2019	23,560
USD	2,413,419	NZD	3,504,000	JPMC	6/19/2019	23,558
USD	16,462	PHP	867,000	CITI**	6/19/2019	123
USD	16,462	PHP	867,000	JPMC**	6/19/2019	123
USD	5,674,232	PLN	21,599,000	CITI	6/19/2019	34,580
USD	5,674,225	PLN	21,599,000	JPMC	6/19/2019	34,573
USD	35,185,965	SEK	323,130,000	CITI	6/19/2019	223,582
USD	35,185,921	SEK	323,130,000	JPMC	6/19/2019	223,539
USD	1,261,644	SGD	1,703,000	CITI	6/19/2019	3,177
USD	1,261,643	SGD	1,703,000	JPMC	6/19/2019	3,175
USD	35,292	THB	1,107,500	CITI	6/19/2019	322
USD	35,292	THB	1,107,500	JPMC	6/19/2019	322
USD	12,932,874	TWD	396,767,746	CITI**	6/19/2019	36,771
USD	12,932,865	TWD	396,767,715	JPMC**	6/19/2019	36,763
USD	20,201,956	ZAR	289,192,000	CITI	6/19/2019	348,639
USD	20,201,966	ZAR	289,192,000	JPMC	6/19/2019	348,648
ZAR	32,604,000	USD	2,237,677	CITI	6/19/2019	620
ZAR	32,604,000	USD	2,237,680	JPMC	6/19/2019	618

Total unrealized appreciation						16,196,094

AUD	67,285,968	USD	48,158,662	CITI	6/19/2019	(312,218)
AUD	67,285,964	USD	48,158,719	JPMC	6/19/2019	(312,278)
BRL	7,254,000	USD	1,907,715	CITI**	6/19/2019	(65,704)
BRL	7,254,000	USD	1,907,718	JPMC**	6/19/2019	(65,706)
CAD	88,508,966	USD	67,141,158	CITI	6/19/2019	(778,569)
CAD	88,508,971	USD	67,141,246	JPMC	6/19/2019	(778,654)
CHF	9,888,649	USD	10,024,852	CITI	6/19/2019	(19,342)
CHF	9,929,789	USD	10,066,490	JPMC	6/19/2019	(19,351)
CLP	297,970,530	USD	455,508	CITI**	6/19/2019	(17,655)
CLP	297,970,550	USD	455,509	JPMC**	6/19/2019	(17,656)
CNY	7,362,500	USD	1,097,095	CITI**	6/19/2019	(2,208)
CNY	7,362,500	USD	1,097,096	JPMC**	6/19/2019	(2,209)
COP	602,230,286	USD	193,466	CITI**	6/19/2019	(5,355)
COP	602,230,290	USD	193,466	JPMC**	6/19/2019	(5,355)
CZK	156,500,000	USD	6,944,525	CITI	6/19/2019	(128,504)
CZK	156,500,000	USD	6,944,534	JPMC	6/19/2019	(128,513)
EUR	35,660,000	USD	40,753,254	CITI	6/19/2019	(483,237)
EUR	35,660,000	USD	40,753,305	JPMC	6/19/2019	(483,288)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
GBP	28,921,322	USD	38,292,668	CITI	6/19/2019	$(475,264)
GBP	28,900,328	USD	38,264,844	JPMC	6/19/2019	(474,893)
HKD	146,265,000	USD	18,697,318	CITI	6/19/2019	(20,317)
HKD	146,265,000	USD	18,697,342	JPMC	6/19/2019	(20,340)
HUF	1,814,673,006	USD	6,575,879	CITI	6/19/2019	(201,751)
HUF	1,814,673,010	USD	6,575,887	JPMC	6/19/2019	(201,760)
IDR	83,518,547,217	USD	5,849,552	CITI**	6/19/2019	(58,460)
IDR	83,518,547,215	USD	5,849,560	JPMC**	6/19/2019	(58,467)
ILS	59,530,000	USD	16,582,587	CITI	6/19/2019	(105,045)
ILS	59,530,000	USD	16,582,607	JPMC	6/19/2019	(105,066)
INR	41,711,500	USD	600,728	CITI**	6/19/2019	(6,105)
INR	41,711,500	USD	600,697	JPMC**	6/19/2019	(6,073)
JPY	3,344,767,378	USD	30,497,996	CITI	6/19/2019	(131,787)
JPY	3,344,767,377	USD	30,498,034	JPMC	6/19/2019	(131,825)
KRW	4,560,362,500	USD	4,065,801	CITI**	6/19/2019	(48,464)
KRW	4,560,362,500	USD	4,065,806	JPMC**	6/19/2019	(48,469)
MXN	1,201,141,211	USD	61,488,426	CITI	6/19/2019	(385,572)
MXN	1,201,141,215	USD	61,488,503	JPMC	6/19/2019	(385,649)
NOK	245,295,697	USD	28,824,317	CITI	6/19/2019	(297,257)
NOK	245,812,305	USD	28,885,163	JPMC	6/19/2019	(298,024)
NZD	87,516,573	USD	60,046,800	CITI	6/19/2019	(357,179)
NZD	87,516,581	USD	60,046,880	JPMC	6/19/2019	(357,254)
PHP	147,559,000	USD	2,816,523	CITI**	6/19/2019	(35,641)
PHP	147,559,000	USD	2,816,527	JPMC**	6/19/2019	(35,644)
PLN	69,116,996	USD	18,232,869	CITI	6/19/2019	(185,932)
PLN	69,117,004	USD	18,232,894	JPMC	6/19/2019	(185,955)
SEK	85,112,500	USD	9,289,033	CITI	6/19/2019	(79,935)
SEK	85,112,500	USD	9,289,044	JPMC	6/19/2019	(79,946)
SGD	39,619,500	USD	29,391,931	CITI	6/19/2019	(114,287)
SGD	39,619,500	USD	29,391,968	JPMC	6/19/2019	(114,324)
THB	33,082,000	USD	1,056,090	CITI	6/19/2019	(11,505)
THB	33,082,000	USD	1,056,091	JPMC	6/19/2019	(11,506)
TWD	81,438,500	USD	2,655,639	CITI**	6/19/2019	(8,651)
TWD	81,438,500	USD	2,655,642	JPMC**	6/19/2019	(8,655)
USD	12,591,063	AUD	17,742,209	CITI	6/19/2019	(25,262)
USD	12,591,046	AUD	17,742,207	JPMC	6/19/2019	(25,277)
USD	7,483	BRL	29,500	CITI**	6/19/2019	(8)
USD	7,483	BRL	29,500	JPMC**	6/19/2019	(8)
USD	9,688,731	CAD	12,967,598	CITI	6/19/2019	(34,163)
USD	9,673,694	CAD	12,947,592	JPMC	6/19/2019	(34,199)
USD	97,945,237	CHF	97,273,684	CITI	6/19/2019	(478,012)
USD	97,945,122	CHF	97,273,691	JPMC	6/19/2019	(478,133)
USD	5,260,475	CNY	35,521,415	CITI**	6/19/2019	(21,960)
USD	5,260,468	CNY	35,521,415	JPMC**	6/19/2019	(21,966)
USD	416,366	GBP	320,358	CITI	6/19/2019	(2,533)
USD	416,367	GBP	320,359	JPMC	6/19/2019	(2,533)
USD	181,514	HKD	1,421,500	CITI	6/19/2019	(1)
USD	235,847	HKD	1,847,000	JPMC	6/19/2019	(1)
USD	1,085,198	IDR	15,690,965,000	CITI**	6/19/2019	(2,799)
USD	1,085,196	IDR	15,690,965,000	JPMC**	6/19/2019	(2,800)
USD	2,576,455	INR	186,049,000	CITI**	6/19/2019	(75,788)
USD	2,576,451	INR	186,049,000	JPMC**	6/19/2019	(75,792)
USD	50,150,097	JPY	5,547,927,000	CITI	6/19/2019	(217,984)
USD	50,150,035	JPY	5,547,927,000	JPMC	6/19/2019	(218,045)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
USD	1,828,315	MXN	36,098,000	CITI	6/19/2019	$(8,014)
USD	1,828,313	MXN	36,098,000	JPMC	6/19/2019	(8,018)
USD	13,916,607	NOK	120,603,190	CITI	6/19/2019	(109,136)
USD	13,916,590	NOK	120,603,190	JPMC	6/19/2019	(109,153)
USD	7,082,894	NZD	10,418,500	CITI	6/19/2019	(22,917)
USD	7,082,885	NZD	10,418,500	JPMC	6/19/2019	(22,927)
USD	913,811	PHP	48,643,500	CITI**	6/19/2019	(2,920)
USD	913,729	PHP	48,643,500	JPMC**	6/19/2019	(3,003)
USD	148,286	PLN	568,500	CITI	6/19/2019	(153)
USD	148,286	PLN	568,500	JPMC	6/19/2019	(153)
USD	47,478,900	SEK	440,265,500	CITI	6/19/2019	(157,440)
USD	47,478,841	SEK	440,265,498	JPMC	6/19/2019	(157,500)
USD	152,882	SGD	207,000	CITI	6/19/2019	(85)
USD	152,881	SGD	207,000	JPMC	6/19/2019	(85)
USD	6,891	THB	219,500	CITI	6/19/2019	(40)
USD	6,891	THB	219,500	JPMC	6/19/2019	(40)
USD	3,317,727	TWD	102,199,271	CITI**	6/19/2019	(4,046)
USD	3,317,724	TWD	102,199,268	JPMC**	6/19/2019	(4,049)
USD	3,612,682	ZAR	52,893,000	CITI	6/19/2019	(18,477)
USD	3,612,677	ZAR	52,893,000	JPMC	6/19/2019	(18,481)
ZAR	116,064,002	USD	8,156,406	CITI	6/19/2019	(188,497)
ZAR	116,064,001	USD	8,156,417	JPMC	6/19/2019	(188,508)

Total unrealized depreciation						(11,413,710)

Net unrealized appreciation						$4,782,384

**	Non-deliverable forward.

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

CNY - Chinese Renminbi

COP - Colombian Peso

CZK - Czech Republic Koruna

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR -  Indonesian Rupiah

ILS -  Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

NZD - New Zealand Dollar

PHP - Philippine Peso

PLN - Poland Zloty

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

TRY - Turkish Lira

TWD - New Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

Total Return Basket Swaps Outstanding at March 31, 2019

Over the Counter

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
BANA	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR plus or minus a specified spread (-0.35% to 1.25%), which is denominated in GBP based on the local currencies of the positions within the swap.	24-25 months maturity ranging from 09/25/2020 - 02/25/2021	$2,027,814	$2,068	$32,079	$34,147

BANA	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR plus or minus a specified spread (1.25%), which is denominated in USD based on the local currencies of the positions within the swap.	24 months maturity 09/25/2020	$499,787	$(11,053)	$(516,704)	$(527,757)

BANA	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR plus or minus a specified spread (-1.25%), which is denominated in USD based on the local currencies of the positions within the swap.	65 months maturity 07/11/2024	$626,074	$93,551	$(516,873)	$(423,322)

DTBK	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the JIBAR plus or minus a specified spread (-0.08%), which is denominated in ZAR based on the local currencies of the positions within the swap.	61 months maturity 01/22/2024	$56,397	$5,816	$180	$5,996

JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Canadian Dollar Offered Rate (“CDOR”) plus or minus a specified spread (0.30%), which is denominated in CAD based on the local currencies of the positions within the swap.	23 months maturity 01/14/2021	$251,288	$(7)	$(248)	$(255)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR plus or minus a specified spread (0.35%), which is denominated in JPY based on the local currencies of the positions within the swap.	22 months maturity 01/14/2021	$17,405	$(747)	$312	$(435)

JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the NIBOR plus or minus a specified spread (-0.70% to 0.70%), which is denominated in NOK based on the local currencies of the positions within the swap.	22-36 months maturity 01/14/2021	$10,955,414	$(539,457)	$(59,039)	$(598,496)

MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Federal Funds Effective Rate plus or minus a specified spread (-0.25% to 0.33%), which is denominated in USD based on the local currencies of the positions within the swap.	12-24 months maturity ranging from 02/20/2020 - 07/21/2020	$1,193,177	$17,760	$(232)	$17,528

BANA	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the EURIBOR plus or minus a specified spread (-0.35% to 0.40%), which is denominated in EUR based on the local currencies of the positions within the swap.	24-25 months maturity ranging from 09/25/2020 - 04/26/2021	$53,777,258	$1,438,379	$(453,996)	$984,383

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	PRINCIPAL	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Convertible Bond

Germany
Bayer Capital Corp. BV, 5.63%, 11/22/2019	34,000,000	$28,754,048	$1,383,174	140.5%

	SHARES

Short Positions

Common Stock

Germany
Bayer AG (Registered)	(388,608)	(25,023,210)	55,205	5.6

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
DTBK	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the BBR plus or minus a specified spread (-0.03% to 0.03%), which is denominated in AUD based on the local currencies of the positions within the swap.	61 months maturity 05/23/2022	$24,203,030	$(246,261)	$(628)	$(246,889)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Australia
Healthscope Ltd.	8,113,924	$14,009,151	$(109,882)	44.5%
MYOB Group Ltd.	1,913,456	4,530,006	(22,335)	9.0

New Zealand
Trade Me Group Ltd.	736,628	3,201,735	46,550	(18.9)

Short Positions

Common Stock

Australia
Amcor Ltd.	(225,030)	(2,462,138)	(160,594)	65.0

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
DTBK	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the EUR/USD 1 Week Forward Swap Rate plus or minus a specified spread (-0.65% to 0.04%), which is denominated in EUR based on the local currencies of the positions within the swap.	61-85 months maturity ranging from 12/19/2019 - 01/10/2024	$77,186,253	$828,312	$(191,340)	$636,972

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

France
Aeroports de Paris	3,208	$620,678	$(61,633)	(9.7)%
Air France-KLM	216,163	2,431,120	(102,042)	(16.0)
Alstom SA	15,540	673,844	15,493	2.4
Amundi SA	7,360	463,508	39,343	6.2
Atos SE	17,462	1,685,750	(238,902)	(37.5)
BNP Paribas SA	15,785	751,180	(13,694)	(2.1)
Casino Guichard Perrachon SA	4,801	208,146	(10,946)	(1.7)
Cie Generale des Etablissements Michelin SCA	1,704	201,318	25,966	4.1
CNP Assurances	65,995	1,453,078	131,213	20.6
Credit Agricole SA	27,412	330,971	17,646	2.8
Dassault Systemes SE	1,762	262,624	42,617	6.7
Electricite de France SA	139,055	1,903,576	(234,575)	(36.8)
Engie SA	120,252	1,793,300	(3,952)	(0.6)
Eutelsat Communications SA	76,224	1,334,833	(186,103)	(29.2)
Faurecia SA	38,560	1,623,196	(906,318)	(142.3)
Ipsen SA	6,490	889,981	(81,301)	(12.8)
Kering SA	550	315,481	26,118	4.1
Orange SA	36,976	602,822	7,813	1.2
Peugeot SA	471,173	11,497,394	1,072,603	168.4
Renault SA	22,013	1,455,450	(339,437)	(53.3)
Sanofi	1,703	150,586	(646)	(0.1)
Societe Generale SA	23,131	668,335	(90,895)	(14.3)
Teleperformance	12,042	2,164,752	610,384	95.8
Thales SA	7,374	883,480	143,192	22.5
TOTAL SA	12,798	712,200	18,863	3.0
Ubisoft Entertainment SA	4,191	373,723	(48,151)	(7.6)

Luxembourg
SES SA	151,084	2,350,783	(580,621)	(91.2)

Short Positions

Common Stock

France
Altran Technologies SA	(245,777)	(2,699,335)	(528,270)	(82.9)
Bollore SA	(343,288)	(1,552,303)	(313,869)	(49.3)
Bureau Veritas SA	(20,584)	(482,917)	(56,735)	(8.9)
Carrefour SA	(47,023)	(878,727)	(41,471)	(6.5)
Cie de Saint-Gobain	(7,506)	(272,160)	7,783	1.2
Cie Plastic Omnium SA	(18,531)	(493,684)	6,786	1.1
Edenred	(60,375)	(2,749,510)	(1,337,330)	(210.0)
Elior Group SA	(56,004)	(749,902)	59,088	9.3
Getlink SE	(170,993)	(2,592,981)	(783,549)	(123.0)
Iliad SA	(64,213)	(6,452,128)	4,711,445	739.7
Imerys SA	(3,147)	(156,988)	14,982	2.4
Ingenico Group SA	(45,920)	(3,280,148)	147,917	23.2
JCDecaux SA	(63,835)	(1,942,758)	132,802	20.8
LVMH Moet Hennessy Louis Vuitton SE	(691)	(254,519)	(7,639)	(1.2)
Remy Cointreau SA	(43,486)	(5,800,374)	(1,993,036)	(312.9)
Sartorius Stedim Biotech	(1,857)	(235,299)	(40,671)	(6.4)
SEB SA	(1,478)	(248,840)	(47,090)	(7.4)
Societe BIC SA	(4,791)	(427,108)	(481)	(0.1)
Sopra Steria Group	(1,198)	(139,178)	(22,698)	(3.6)
SPIE SA	(25,850)	(457,329)	(33,449)	(5.3)
Valeo SA	(198,083)	(5,750,889)	1,727,435	271.2
Worldline SA	(5,183)	(307,133)	(8,688)	(1.4)

Luxembourg
Eurofins Scientific SE	(2,167)	(897,705)	25,386	4.0

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
DTBK	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the GBP/USD 1 Week Forward FX Swap Rate plus or minus a specified spread (-0.15% to 0.03%), which is denominated in GBP based on the local currencies of the positions within the swap.	85 months maturity 12/19/2019	$185,990,403	$(607,795)	$975,878	$368,083

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Australia
BHP Group plc	248,630	$5,998,689	$764,835	207.8%
Rio Tinto plc	84,945	4,937,266	811,370	220.4

Netherlands
Royal Dutch Shell plc	99,176	3,116,698	(56,228)	(15.3)

Russia
Evraz plc	609,272	4,929,340	1,375,601	373.7

South Africa
Anglo American plc	211,775	5,664,215	906,583	246.3
Investec plc	531,940	3,065,341	(596,130)	(162.0)

Switzerland
IWG plc	617,672	2,006,909	101,008	27.4

United Kingdom
BAE Systems plc	215,701	1,355,846	(324,585)	(88.2)
Bellway plc	60,184	2,387,640	(11,532)	(3.1)
BP plc	655,188	4,757,633	251,350	68.3
BT Group plc	828,211	2,406,218	(129,420)	(35.2)
Close Brothers Group plc	151,054	2,864,080	77,338	21.0
Direct Line Insurance Group plc	365,466	1,681,225	67,491	18.3
Dixons Carphone plc	1,313,268	2,512,035	(1,071,223)	(291.0)
Drax Group plc	657,713	3,243,057	3,742	1.0
Inchcape plc	441,890	3,287,988	(645,680)	(175.4)
Intermediate Capital Group plc	241,832	3,359,096	1,241,787	337.4
Man Group plc	1,431,473	2,535,769	(880,561)	(239.2)
Moneysupermarket.com Group plc	444,137	2,153,283	444,645	120.8
National Grid plc	187,046	2,076,272	64,848	17.6
Persimmon plc	66,222	1,873,130	(289,510)	(78.7)
Royal Mail plc	644,835	2,003,694	(1,336,242)	(363.0)
Smith & Nephew plc	269,171	5,345,482	710,303	193.0
Spectris plc	44,579	1,458,807	110,559	30.0
Tate & Lyle plc	248,653	2,351,849	119,814	32.6
Taylor Wimpey plc	829,530	1,897,301	44,374	12.1

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Short Positions

Common Stock

South Africa
Old Mutual Ltd.	(1,070,942)	$(1,575,431)	$439,445	119.4%

United Arab Emirates
NMC Health plc	(74,496)	(2,220,483)	668,547	181.6

United Kingdom
Admiral Group plc	(99,998)	(2,828,549)	(43,278)	(11.8)
Aggreko plc	(325,069)	(3,336,345)	578,249	157.1
ASOS plc	(33,657)	(1,405,488)	693,797	188.5
Auto Trader Group plc	(316,804)	(2,154,708)	(722,382)	(196.3)
Babcock International Group plc	(435,501)	(2,802,050)	1,030,373	279.9
British American Tobacco plc	(50,865)	(2,121,978)	(414,162)	(112.5)
Capita plc	(1,298,720)	(2,100,116)	6,245	1.7
Greene King plc	(340,898)	(2,955,306)	(609,323)	(165.5)
Hargreaves Lansdown plc	(315,040)	(7,653,517)	(2,401,405)	(652.4)
John Wood Group plc	(1,035,053)	(6,841,737)	1,834,136	498.3
Jupiter Fund Management plc	(331,489)	(1,562,515)	71,141	19.3
Just Eat plc	(296,518)	(2,901,548)	(148,395)	(40.3)
Kingfisher plc	(627,571)	(1,924,582)	361,479	98.2
Legal & General Group plc	(494,003)	(1,772,792)	(165,860)	(45.1)
Merlin Entertainments plc	(766,602)	(3,431,678)	110,019	29.9
Micro Focus International plc	(391,720)	(10,184,493)	(3,564,393)	(968.4)
Pearson plc	(166,941)	(1,821,278)	(212,724)	(57.8)
Rightmove plc	(301,706)	(2,006,133)	(301,849)	(82.0)
Rotork plc	(412,284)	(1,520,227)	(193,605)	(52.6)
Schroders plc	(39,691)	(1,397,627)	130,461	35.4
Spirax-Sarco Engineering plc	(17,128)	(1,605,207)	(431,898)	(117.3)
Weir Group plc (The)	(85,674)	(1,741,325)	356,420	96.8

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
DTBK	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the OBFR plus or minus a specified spread (-0.03% to 0.03%), which is denominated in USD based on the local currencies of the positions within the swap.	61 months maturity 08/02/2023	$51,002,091	$(247,440)	$(8,815)	$(256,255)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Convertible Preferred Stock

China
Mandatory Exchangeable Trust, 5.75%, 6/1/2019	125,000	$25,426,250	$(917,500)	358.0%

Short Positions

Common Stock

China
Alibaba Group Holding Ltd., ADR	(140,180)	(25,575,841)	670,060	(261.5)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the HIBOR or HONIX plus or minus a specified spread (-0.83% to 0.04%), which is denominated in HKD based on the local currencies of the positions within the swap.	60-61 months maturity ranging from 04/13/2023 - 03/21/2024	$160,447,368	$(8,020,544)	$(268,648)	$(8,289,192)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

China
ANTA Sports Products Ltd.	225,000	$1,533,823	$418,983	(5.1)%
BAIC Motor Corp. Ltd.	2,734,500	1,789,958	(168,454)	2.0
Beijing Capital International Airport Co. Ltd.	3,418,000	3,246,443	(861,235)	10.4
China Longyuan Power Group Corp. Ltd.	2,869,000	1,998,952	(168,561)	2.0
China Medical System Holdings Ltd.	2,018,000	1,961,943	(839,995)	10.1
China Mobile Ltd.	482,500	4,923,590	64,700	(0.8)
China Petroleum & Chemical Corp.	3,186,000	2,528,619	(171,397)	2.1
China Resources Cement Holdings Ltd.	1,594,000	1,651,544	(76,243)	0.9
China Resources Gas Group Ltd.	378,000	1,784,522	301,224	(3.6)
China Resources Power Holdings Co. Ltd.	1,552,000	2,334,199	(449,400)	5.4
CNOOC Ltd.	1,393,000	2,594,714	206,396	(2.5)
CSPC Pharmaceutical Group Ltd.	1,352,000	2,518,968	(402,689)	4.9
ENN Energy Holdings Ltd.	316,600	3,064,327	303,130	(3.7)
Far East Horizon Ltd.	2,011,000	2,135,265	(4,727)	0.1
Guangdong Investment Ltd.	1,074,000	2,073,702	258,728	(3.1)
Haitian International Holdings Ltd.	667,000	1,518,913	(362,574)	4.4
Kingsoft Corp. Ltd.	544,000	1,387,020	546,086	(6.6)
People’s Insurance Co. Group of China Ltd. (The)	3,620,000	1,552,354	(90,694)	1.1
PetroChina Co. Ltd.	2,832,000	1,853,865	(38,420)	0.5
PICC Property & Casualty Co. Ltd.	3,334,999	3,796,584	923,316	(11.1)
Shandong Weigao Group Medical Polymer Co. Ltd.	2,212,000	2,115,254	325,808	(3.9)
Sinopec Engineering Group Co. Ltd.	2,214,000	2,165,154	(79,197)	1.0
Sinopec Shanghai Petrochemical Co. Ltd.	5,881,000	2,804,014	(863,765)	10.4
Tingyi Cayman Islands Holding Corp.	1,020,000	1,683,709	(74,274)	0.9
Uni-President China Holdings Ltd.	2,204,000	2,162,932	(216,053)	2.6

Hong Kong
Sun Art Retail Group Ltd.	1,703,000	1,661,405	(383,050)	4.6

Short Positions

Common Stock

China
BBMG Corp.	(6,404,000)	(2,354,647)	(214,257)	2.6
Beijing Enterprises Water Group Ltd.	(6,912,000)	(4,275,884)	(540,231)	6.5
Brilliance China Automotive Holdings Ltd.	(2,010,000)	(1,996,586)	1,059,304	(12.8)
BYD Co. Ltd.	(485,000)	(2,932,426)	(90,351)	1.1

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE

China (continued)
CGN Power Co. Ltd.	(8,688,000)	$(2,424,997)	$(127,333)	1.5%
China Galaxy Securities Co. Ltd.	(2,487,500)	(1,639,541)	(226,256)	2.7
China International Capital Corp. Ltd.	(686,400)	(1,593,401)	(395,570)	4.8
China Mengniu Dairy Co. Ltd.	(377,000)	(1,403,124)	(275,852)	3.3
China Merchants Bank Co. Ltd.	(288,000)	(1,403,060)	(325,454)	3.9
China Pacific Insurance Group Co. Ltd.	(988,000)	(3,882,081)	223,818	(2.7)
China Resources Beer Holdings Co. Ltd.	(338,000)	(1,425,630)	(246,652)	3.0
China State Construction International Holdings Ltd.	(1,806,000)	(1,694,784)	390,735	(4.7)
China Tower Corp. Ltd.	(6,402,000)	(1,487,055)	(11,320)	0.1
Dali Foods Group Co. Ltd.	(1,954,500)	(1,459,724)	(87,282)	1.1
Great Wall Motor Co. Ltd.	(2,239,500)	(1,684,988)	(332,410)	4.0
Guangzhou Automobile Group Co. Ltd.	(1,212,000)	(1,434,421)	(261,060)	3.1
Huatai Securities Co. Ltd.	(1,179,600)	(2,363,959)	(198,615)	2.4
Ping An Insurance Group Co. of China Ltd.	(385,000)	(4,334,414)	(678,832)	8.2
Semiconductor Manufacturing International Corp.	(2,826,000)	(2,863,964)	(291,795)	3.5
Shanghai Fosun Pharmaceutical Group Co. Ltd.	(563,000)	(2,037,759)	352,862	(4.3)
Sunny Optical Technology Group Co. Ltd.	(281,100)	(3,369,936)	(855,822)	10.3
Wuxi Biologics Cayman, Inc.	(152,500)	(1,485,564)	(221,478)	2.7
Xinyi Solar Holdings Ltd.	(5,312,000)	(2,559,131)	(477,037)	5.8

Hong Kong
China Gas Holdings Ltd.	(1,306,600)	(4,603,046)	(365,502)	4.4

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the TIIE plus or minus a specified spread (-0.05% to 0.05%), which is denominated in MXN based on the local currencies of the positions within the swap.	61 months maturity ranging from 04/12/2023 - 11/13/2023	$14,155,204	$(32,068)	$(91,347)	$(123,415)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Mexico
Alfa SAB de CV	1,132,500	$1,203,667	$(138,072)	111.9%
Arca Continental SAB de CV	376,100	2,095,166	(227,008)	183.9
Gruma SAB de CV	173,680	1,773,464	(250,697)	203.1
Grupo Mexico SAB de CV	380,400	1,045,744	(58,523)	47.4
Promotora y Operadora de Infraestructura SAB de CV	10,226	101,579	1,182	(1.0)
Wal-Mart de Mexico SAB de CV	1,455,400	3,893,014	75,699	(61.3)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE

Short Positions

Common Stock

Mexico
Alsea SAB de CV	(322,800)	$(676,358)	$239,311	(193.9)%
El Puerto de Liverpool SAB de CV	(143,040)	(907,161)	101,718	(82.4)
Grupo Financiero Inbursa SAB de CV	(425,291)	(589,177)	78,319	(63.5)
Infraestructura Energetica Nova SAB de CV	(324,900)	(1,305,777)	155,919	(126.3)
Kimberly-Clark de Mexico SAB de CV	(332,400)	(564,097)	(9,916)	8.0

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the WIBOR plus or minus a specified spread (-0.10% to 0.07%), which is denominated in PLN based on the local currencies of the positions within the swap.	61 months maturity ranging from 04/13/2023 - 03/21/2024	$15,032,212	$(449,509)	$(33,699)	$(483,208)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Poland
Grupa Lotos SA	22,304	$484,555	$(47,702)	9.9%
Jastrzebska Spolka Weglowa SA	52,645	837,092	(308,898)	63.9
KGHM Polska Miedz SA	33,331	929,184	15,897	(3.3)
LPP SA	69	149,606	(10,287)	2.1
PGE Polska Grupa Energetyczna SA	723,197	1,873,602	(32,053)	6.6
Polski Koncern Naftowy ORLEN SA	23,965	610,013	23,799	(4.9)
Polskie Gornictwo Naftowe i Gazownictwo SA	1,525,804	2,488,303	75,535	(15.6)
Powszechny Zaklad Ubezpieczen SA	3,170	33,462	(3,147)	0.7

Short Positions

Common Stock

Poland
Bank Polska Kasa Opieki SA	(12,245)	(351,179)	42,796	(8.9)
CCC SA	(62,568)	(3,510,095)	16,794	(3.5)
CD Projekt SA	(8,351)	(435,732)	(96,061)	19.9
Dino Polska SA	(34,891)	(1,098,443)	(308,875)	63.9
Orange Polska SA	(1,170,339)	(1,564,336)	223,735	(46.3)
Santander Bank Polska SA	(6,712)	(666,610)	(41,042)	8.5

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR and Federal Funds Floating Rate plus or minus a specified spread (-1.25% to 0.08%), which is denominated in USD based on the local currencies of the positions within the swap.	44-61 months maturity ranging from 11/22/2021 - 03/25/2024	$867,828,539	$(20,338,018)	$1,179,712	$(19,158,306)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

South Korea
Samsung Electronics Co. Ltd.	118,997	$4,693,590	$226,477	(1.2)%

United States
Archer-Daniels-Midland Co.	222,075	9,578,095	(148,349)	0.8
Ashland Global Holdings, Inc.	88,609	6,923,021	79,940	(0.4)
Biogen, Inc.	20,036	4,736,110	(1,384,878)	7.2
Cabot Corp.	108,937	4,535,047	(1,999,971)	10.4
CF Industries Holdings, Inc.	116,953	4,781,039	(338,840)	1.8
ConocoPhillips	136,508	9,110,544	(1,014,508)	5.3
Gilead Sciences, Inc.	137,512	8,939,655	(471,790)	2.5
Hartford Financial Services Group, Inc. (The)	131,565	6,541,412	(133,767)	0.7
HollyFrontier Corp.	125,307	6,173,876	(1,698,727)	8.9
Incyte Corp.	71,642	6,161,928	880,912	(4.6)
IQVIA Holdings, Inc.	31,223	4,491,429	265,527	(1.4)
Lamb Weston Holdings, Inc.	69,253	5,189,820	427,209	(2.2)
LyondellBasell Industries NV	77,941	6,553,279	(1,388,818)	7.2
Marathon Oil Corp.	284,377	4,751,940	(797,248)	4.2
Marathon Petroleum Corp.	104,502	6,254,445	(630,774)	3.3
Mondelez International, Inc.	151,194	7,547,604	921,615	(4.8)
Mylan NV	229,391	6,500,941	(500,195)	2.6
Patterson-UTI Energy, Inc.	347,956	4,878,343	(1,367,068)	7.1
Post Holdings, Inc.	41,505	4,540,647	476,263	(2.5)
PRA Health Sciences, Inc.	40,592	4,476,892	216,786	(1.1)
Reinsurance Group of America, Inc.	36,509	5,183,548	(255,559)	1.3
Tyson Foods, Inc.	111,450	7,737,974	592,827	(3.1)
Valero Energy Corp.	73,336	6,221,093	(1,325,450)	6.9
WR Grace & Co.	99,794	7,787,924	533,039	(2.8)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Short Positions

Common Stock

South Korea
LG Chem Ltd.	(14,186)	$(4,582,206)	$(216,115)	1.1%

United States
Albemarle Corp.	(83,591)	(6,852,790)	874,673	(4.6)
Arch Capital Group Ltd.	(167,849)	(5,424,880)	(961,641)	5.0
Brown-Forman Corp.	(106,014)	(5,595,419)	247,365	(1.3)
Campbell Soup Co.	(233,837)	(8,916,205)	423,350	(2.2)
Chemours Co. (The)	(185,480)	(6,892,437)	(723,267)	3.8
Compass Minerals International, Inc.	(99,409)	(5,404,867)	1,047,138	(5.5)
Conagra Brands, Inc.	(427,622)	(11,862,234)	(2,426,878)	12.7
General Mills, Inc.	(88,642)	(4,587,224)	(835,001)	4.4
Graphic Packaging Holding Co.	(645,101)	(8,147,626)	(604,825)	3.2
Hormel Foods Corp.	(183,074)	(8,194,392)	(1,449,046)	7.6
International Flavors & Fragrances, Inc.	(62,057)	(7,992,321)	35,905	(0.2)
Kraft Heinz Co. (The)	(249,191)	(8,136,086)	2,711,509	(14.2)
Ligand Pharmaceuticals, Inc.	(45,258)	(5,689,383)	(435,267)	2.3
McCormick & Co., Inc. (Non-Voting)	(41,916)	(6,313,807)	(1,402,799)	7.3
PerkinElmer, Inc.	(62,842)	(6,055,455)	(1,148,087)	6.0
Primerica, Inc.	(39,111)	(4,777,409)	(930,842)	4.9
Principal Financial Group, Inc.	(123,001)	(6,173,420)	55,277	(0.3)
Sanderson Farms, Inc.	(44,267)	(5,836,161)	(1,196,486)	6.2
Seattle Genetics, Inc.	(113,489)	(8,311,934)	(1,341,630)	7.0
Sprouts Farmers Market, Inc.	(304,424)	(6,557,293)	397,451	(2.1)
Syneos Health, Inc.	(128,939)	(6,673,883)	(1,055,963)	5.5
Valvoline, Inc.	(335,573)	(6,228,235)	672,442	(3.5)
Williams Cos., Inc. (The)	(375,362)	(10,780,397)	(118,253)	0.6
WR Berkley Corp.	(78,069)	(6,614,006)	(648,187)	3.4

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Rand Overnight Deposit Rate plus or minus a specified spread (-0.30% to 0.06%), which is denominated in ZAR based on the local currencies of the positions within the swap.	53-61 months maturity ranging from 04/14/2023 - 03/25/2024	$15,757,941	$142,170	$(199,293)	$(57,123)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

South Africa
Anglo American Platinum Ltd.	13,918	$710,548	$249,863	(437.4)%
Aspen Pharmacare Holdings Ltd.	93,448	603,614	(366,009)	640.7
Exxaro Resources Ltd.	12,690	144,321	(5,735)	10.0
Imperial Logistics Ltd.	3,180	13,237	(2,421)	4.2
Investec Ltd.	3,513	20,569	(1,651)	2.9
MMI Holdings Ltd.	68,948	79,496	(9,454)	16.6
Motus Holdings Ltd.	6,583	37,422	(9,467)	16.6
Mr Price Group Ltd.	47,267	620,862	(45,591)	79.8
Netcare Ltd.	481,868	783,788	(58,398)	102.2
Pick n Pay Stores Ltd.	150,489	694,279	(61,923)	108.4
Tiger Brands Ltd.	48,342	889,694	28,294	(49.5)
Truworths International Ltd.	100,018	483,725	(92,083)	161.2

United Kingdom
Mondi Ltd.	88,039	1,952,978	(22,177)	38.8

Short Positions

Common Stock

South Africa
Bidvest Group Ltd. (The)	(71,676)	(965,417)	28,991	(50.8)
Clicks Group Ltd.	(27,950)	(356,892)	17,367	(30.4)
Coronation Fund Managers Ltd.	(17,701)	(56,458)	959	(1.7)
Discovery Ltd.	(177,896)	(1,691,657)	446,917	(782.4)
MTN Group Ltd.	(418,371)	(2,575,229)	49,104	(86.0)
Old Mutual Ltd.	(35,562)	(53,962)	364	(0.6)
Pioneer Foods Group Ltd.	(49,499)	(274,610)	127,745	(223.6)
PSG Group Ltd.	(72,449)	(1,313,593)	(237,576)	415.9
Sanlam Ltd.	(80,525)	(413,286)	(3,759)	6.6
Standard Bank Group Ltd.	(15,534)	(200,373)	4,250	(7.4)
Vodacom Group Ltd.	(106,445)	(821,931)	104,560	(183.0)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR and Federal Funds Floating Rate plus or minus a specified spread (-0.03% to 0.03%), which is denominated in USD based on the local currencies of the positions within the swap.	60-61 months maturity ranging from 04/12/2023 - 02/09/2024	$91,116,878	$536,003	$583,295	$1,119,298

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

United States
L3 Technologies, Inc.	105,425	$21,756,557	$2,270,808	202.9%
Navigators Group, Inc. (The)	28,995	2,025,881	7,838	0.7
Rent-A-Center, Inc.	82,918	1,730,499	506,462	45.2
SunTrust Banks, Inc.	365,707	21,668,140	(2,150,833)	(192.2)

Short Positions

Common Stock

United States
BB&T Corp.	(473,671)	(22,039,912)	1,985,364	177.4
Fifth Third Bancorp	(290)	(7,314)	1,939	0.2
Harris Corp.	(137,052)	(21,888,575)	(2,085,575)	(186.3)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the EURIBOR plus or minus a specified spread (0.00% to 0.35%), which is denominated in EUR based on the local currencies of the positions within the swap.	23-37 months maturity 01/14/2021	$18,198,289	$468,843	$492,294	$961,137

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Germany
Scout24 AG	28,793	$1,492,101	$(1,318)	(0.1)%

Netherlands
Gemalto NV	292,140	16,706,188	470,161	48.9

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR plus or minus a specified spread (0.25%), which is denominated in GBP based on the local currencies of the positions within the swap.	22-28 months maturity 01/14/2021	$39,406,571	$539,033	$(16,436)	$522,597

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

United Kingdom
BTG plc	1,024,282	$11,133,458	$97,410	18.6%
Dairy Crest Group plc	380,130	3,078,779	(37,403)	(7.2)
Inmarsat plc	320,631	2,320,041	19,102	3.7
Jardine Lloyd Thompson Group plc	724,976	18,070,671	308,263	59.0
RPC Group plc	466,623	4,803,622	151,661	29.0

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR and Federal Funds Floating Rate plus or minus a specified spread (-1.00% to 0.30%), which is denominated in USD based on the local currencies of the positions within the swap.	22-56 months maturity ranging from 01/14/2021 - 07/03/2023	$393,043,545	$2,464,814	$2,699,808	$5,164,622

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Canada
Goldcorp, Inc.	1,843,885	$21,094,044	$1,071,730	20.8%

Netherlands
NXP Semiconductors NV	12,800	1,131,392	(183,544)	(3.6)

United Kingdom
Belmond Ltd.	466,287	11,624,535	73,180	1.4

United States
ARRIS International plc	773,712	24,457,036	703,107	13.6
Avista Corp.	260,259	10,571,721	(2,874,432)	(55.7)
Bemis Co., Inc.	35,700	1,980,636	189,047	3.7
Blue Hills Bancorp, Inc.	66,536	1,590,210	(10,582)	(0.2)
Celgene Corp.	121,756	11,486,461	1,206,206	23.4
Connecticut Water Service, Inc.	39,965	2,743,597	31,926	0.6
Ellie Mae, Inc.	62,043	6,123,024	(19,491)	(0.4)
Fidelity Southern Corp.	22,032	603,456	(37,169)	(0.7)
Finisar Corp.	441,053	10,219,198	397,465	7.7
First Data Corp.	503,937	13,238,425	1,329,963	25.8
Genworth Financial, Inc.	1,230,743	4,713,746	(991,381)	(19.2)
InfraREIT, Inc.	186,930	3,919,922	(20,077)	(0.4)
Integrated Device Technology, Inc.	422,961	20,720,859	872,645	16.9
Luxoft Holding, Inc.	153,505	9,012,279	192,864	3.7
Mellanox Technologies Ltd.	97,000	11,480,920	10,259	0.2
Multi-Color Corp.	9,800	488,922	3,301	0.1
Pacific Biosciences of California, Inc.	745,263	5,388,251	(262,539)	(5.1)
Quantenna Communications, Inc.	35,000	851,550	12,073	0.2
Red Hat, Inc.	90,266	16,491,598	927,261	18.0
Rowan Cos. plc	105,420	1,137,482	(910,711)	(17.6)
Spark Therapeutics, Inc.	95,487	10,874,060	39,364	0.8
Sprint Corp.	2,352,543	13,291,868	448,738	8.7
Stewart Information Services Corp.	38,698	1,652,018	(28,321)	(0.5)
TCF Financial Corp.	172,679	3,572,729	(253,482)	(4.9)
Tier REIT, Inc.	19,615	562,166	26,124	0.5
Travelport Worldwide Ltd.	260,425	4,096,485	45,435	0.9
Tribune Media Co.	437,158	20,170,470	1,454,466	28.2
Ultimate Software Group, Inc. (The)	4,400	1,452,572	(11,356)	(0.2)
USG Corp.	447,951	19,396,278	138,983	2.7
Versum Materials, Inc.	204,756	10,301,274	1,464,268	28.4
WABCO Holdings, Inc.	68,397	9,016,777	10,403	0.2
WellCare Health Plans, Inc.	19,000	5,125,250	295,181	5.7
Worldpay, Inc.	111,984	12,710,184	602,214	11.7

Short Positions

Common Stock

United States
Ameris Bancorp	(17,644)	(606,071)	37,888	0.7
Bristol-Myers Squibb Co.	(121,756)	(5,808,979)	139,486	2.7
Centene Corp.	(64,220)	(3,410,082)	(147,857)	(2.9)
Chemical Financial Corp.	(87,736)	(3,611,214)	243,313	4.7
Cousins Properties, Inc.	(58,324)	(563,410)	(21,482)	(0.4)
Ensco plc	(289,905)	(1,139,327)	1,165,830	22.6
Entegris, Inc.	(144,701)	(5,164,379)	(32,752)	(0.6)
Fidelity National Financial, Inc.	(22,167)	(810,204)	45,783	0.9
Fidelity National Information Services, Inc.	(104,000)	(11,762,400)	(551,587)	(10.7)
Fiserv, Inc.	(152,693)	(13,479,738)	(1,276,828)	(24.7)
II-VI, Inc.	(74,014)	(2,756,281)	(133,885)	(2.6)
Independent Bank Corp./MA	(15,359)	(1,244,233)	16,836	0.3
Newmont Mining Corp.	(605,792)	(21,669,180)	(758,631)	(14.7)
T-Mobile US, Inc.	(241,278)	(16,672,310)	(2,251,415)	(43.6)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR plus or minus a specified spread (-4.00% to 0.70%), which is denominated in CHF based on the local currencies of the positions within the swap.	22-36 months maturity 01/14/2021	$30,530,575	$193,292	$104,542	$297,834

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Switzerland
Aryzta AG	296,402	$406,362	$14,761	5.0%
Baloise Holding AG (Registered)	5,208	860,755	98,976	33.2
Barry Callebaut AG (Registered)	268	484,419	8,094	2.7
DKSH Holding AG	2,110	121,694	(19,991)	(6.7)
Flughafen Zurich AG (Registered)	11,449	2,089,444	(481,747)	(161.8)
GAM Holding AG	87,255	272,544	(143,717)	(48.3)
Georg Fischer AG (Registered)	542	494,147	(202,856)	(68.1)
Helvetia Holding AG (Registered)	3,906	2,385,921	252,301	84.7
Novartis AG (Registered)	10,354	995,222	53,533	18.0
Partners Group Holding AG	473	344,090	21,699	7.3
Roche Holding AG	17,064	4,702,068	657,584	220.8
Sonova Holding AG (Registered)	2,790	552,894	98,421	33.0
Sunrise Communications Group AG	25,842	1,903,223	(395,621)	(132.8)
Swiss Life Holding AG (Registered)	1,050	462,630	40,478	13.6
Temenos AG (Registered)	10,490	1,547,646	301,081	101.1
Zurich Insurance Group AG	1,779	588,914	42,022	14.1

Short Positions

Common Stock

Austria
ams AG	(24,112)	(651,809)	655,912	220.2

Switzerland
Adecco Group AG (Registered)	(14,172)	(756,850)	(31,697)	(10.6)
Bucher Industries AG (Registered)	(425)	(142,254)	(13,140)	(4.4)
Chocoladefabriken Lindt & Spruengli AG	(132)	(897,520)	(161,356)	(54.2)
Cie Financiere Richemont SA (Registered)	(18,959)	(1,383,122)	(133,492)	(44.8)
dormakaba Holding AG	(156)	(111,781)	(3,731)	(1.3)
Idorsia Ltd.	(9,433)	(166,281)	(4,172)	(1.4)
Julius Baer Group Ltd.	(5,025)	(203,272)	27,342	9.2
Kuehne + Nagel International AG (Registered)	(1,883)	(258,359)	4,404	1.5
Lonza Group AG (Registered)	(1,538)	(477,483)	(51,625)	(17.3)
Straumann Holding AG (Registered)	(4,237)	(3,463,748)	(434,670)	(145.9)
Swatch Group AG (The)	(1,355)	(388,074)	29,278	9.8
Vifor Pharma AG	(25,257)	(3,418,049)	(34,779)	(11.7)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the CIBOR plus or minus a specified spread (-0.70% to 0.70%), which is denominated in DKK based on the local currencies of the positions within the swap.	22-36 months maturity 01/14/2021	$21,789,464	$231,788	$295,792	$527,580

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Denmark
Carlsberg A/S	3,838	$479,935	$73,679	14.0%
Danske Bank A/S	46,417	815,903	(544,075)	(103.1)
Dfds A/S	27,731	1,148,058	(329,171)	(62.4)
GN Store Nord A/S	74,716	3,469,996	1,192,798	226.1
H Lundbeck A/S	98,460	4,269,724	(468,000)	(88.7)
Jyske Bank A/S (Registered)	12,734	492,406	(143,651)	(27.2)
Novo Nordisk A/S	5,898	308,261	39,341	7.5
Orsted A/S	14,927	1,132,217	238,310	45.2
Rockwool International A/S	566	132,734	(80,615)	(15.3)

Short Positions

Common Stock

Denmark
AP Moller - Maersk A/S	(2,935)	(3,721,135)	485,229	92.0
Chr Hansen Holding A/S	(9,861)	(1,000,931)	(209,941)	(39.8)
Demant A/S	(70,026)	(2,072,537)	95,654	18.1
Genmab A/S	(3,105)	(538,772)	(59,520)	(11.3)
Novozymes A/S	(21,107)	(970,728)	(7,822)	(1.5)
Pandora A/S	(10,441)	(489,230)	126,362	24.0
Tryg A/S	(10,815)	(296,893)	(67,188)	(12.7)
Vestas Wind Systems A/S	(5,339)	(450,004)	(109,602)	(20.8)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the EURIBOR plus or minus a specified spread (-29.00% to 0.70%), which is denominated in EUR based on the local currencies of the positions within the swap.	22-36 months maturity 01/14/2021	$187,729,410	$(2,292,202)	$(753,453)	$(3,045,655)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Finland
Kesko OYJ	58,789	$3,579,055	$472,101	(15.5)%
Neste OYJ	22,011	2,346,388	575,815	(18.9)

Germany
Aurubis AG	30,051	1,612,013	(807,974)	26.5
Covestro AG	25,810	1,423,970	(840,707)	27.6
Deutsche Lufthansa AG (Registered)	230,480	5,066,187	(1,645,383)	54.0
Rheinmetall AG	32,136	3,354,830	(484,204)	15.9
Salzgitter AG	59,674	1,728,319	(1,396,735)	45.9
Software AG	73,657	2,493,195	(986,951)	32.4
Talanx AG	40,636	1,568,331	(28,863)	0.9
Volkswagen AG (Preference)	15,218	2,399,193	(124,134)	4.1

Italy
A2A SpA	2,374,394	4,338,252	560,680	(18.4)
Autogrill SpA	141,149	1,359,087	(339,204)	11.1
Enel SpA	413,547	2,649,930	202,650	(6.7)
Eni SpA	109,220	1,929,757	98,576	(3.2)
FinecoBank Banca Fineco SpA	291,656	3,842,659	734,009	(24.1)
Mediobanca Banca di Credito Finanziario SpA	130,574	1,359,547	84,584	(2.8)
Poste Italiane SpA	556,024	5,416,255	1,427,497	(46.9)
Telecom Italia SpA	2,641,398	1,645,184	15,758	(0.5)
Unipol Gruppo SpA	740,023	3,691,492	289,609	(9.5)

Netherlands
ASR Nederland NV	105,562	4,398,384	385,951	(12.7)
Koninklijke Ahold Delhaize NV	67,993	1,810,230	334,131	(11.0)
NN Group NV	97,998	4,077,349	88,906	(2.9)
Signify NV	50,495	1,351,918	(440,185)	14.5

Spain
Bankinter SA	249,149	1,898,947	(573,414)	18.8
Repsol SA	243,131	4,159,553	322,069	(10.6)

United Kingdom
Fiat Chrysler Automobiles NV	566,236	8,457,126	(1,797,436)	59.0

Short Positions

Common Stock

Finland
Outokumpu OYJ	(374,773)	(1,364,223)	565,636	(18.6)

Germany
1&1 Drillisch AG	(67,319)	(2,399,027)	749,741	(24.6)
Continental AG	(11,542)	(1,741,213)	73,913	(2.4)
Daimler AG (Registered)	(39,368)	(2,310,243)	(11,279)	0.4
Deutsche Bank AG (Registered)	(224,213)	(1,827,788)	560,434	(18.4)
FUCHS PETROLUB SE (Preference)	(40,950)	(1,690,406)	352,779	(11.6)
GEA Group AG	(128,662)	(3,372,078)	2,018,011	(66.3)
Henkel AG & Co. KGaA (Preference)	(12,362)	(1,263,080)	140,108	(4.6)
OSRAM Licht AG	(40,580)	(1,397,948)	288,039	(9.5)
Sartorius AG (Preference)	(11,066)	(1,901,775)	(309,620)	10.2
Symrise AG	(17,976)	(1,620,500)	(313,627)	10.3
United Internet AG (Registered)	(46,994)	(1,718,382)	333,749	(11.0)
Zalando SE	(75,473)	(2,948,671)	(508,247)	16.7

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Italy
Banca Generali SpA	(87,140)	$(2,169,233)	$325,904	(10.7)%
Ferrari NV	(48,967)	(6,578,628)	(799,923)	26.3
Leonardo SpA	(109,593)	(1,276,405)	(136,222)	4.5
Unione di Banche Italiane SpA	(534,748)	(1,417,067)	597,892	(19.6)

Luxembourg
Tenaris SA	(364,905)	(5,140,431)	166,657	(5.5)

Netherlands
ALTICE EUROPE NV	(518,141)	(1,361,457)	(255,065)	8.4
Koninklijke Vopak NV	(89,116)	(4,268,399)	(929,378)	30.5
SBM Offshore NV	(148,678)	(2,832,207)	(605,762)	19.9

Spain
Bankia SA	(833,239)	(2,160,438)	1,408,673	(46.3)
Cellnex Telecom SA	(289,466)	(8,498,097)	(2,049,451)	67.3

Switzerland
STMicroelectronics NV	(97,111)	(1,440,510)	(47,238)	1.6

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR plus or minus a specified spread (-13.50% to 0.70%), which is denominated in JPY based on the local currencies of the positions within the swap.	22-36 months maturity 01/14/2021	$493,006,439	$2,735,117	$695,578	$3,430,695

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Japan
Aisin Seiki Co. Ltd.	112,500	$4,027,393	$(1,473,468)	(42.9)%
Alfresa Holdings Corp.	164,300	4,682,019	1,210,814	35.3
Hankyu Hanshin Holdings, Inc.	99,600	3,738,749	224,333	6.5
Haseko Corp.	268,800	3,387,902	(247,276)	(7.2)
Hikari Tsushin, Inc.	28,500	5,409,505	1,451,910	42.3
Hitachi High-Technologies Corp.	69,700	2,863,929	(137,092)	(4.0)
Hitachi Ltd.	266,900	8,671,749	6,209,898	181.0
Japan Airlines Co. Ltd.	146,100	5,148,499	(222,110)	(6.5)
Kajima Corp.	273,200	4,041,374	1,527,711	44.5
Kamigumi Co. Ltd.	168,000	3,896,481	370,797	10.8
Lion Corp.	191,400	4,033,597	453,954	13.2
Marubeni Corp.	651,200	4,515,033	(150,462)	(4.4)
Medipal Holdings Corp.	127,800	3,040,852	651,351	19.0

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE

Japan (continued)
Nippon Express Co. Ltd.	63,900	$3,562,818	$(415,592)	(12.1)%
Obayashi Corp.	429,125	4,325,016	(135,909)	(4.0)
Resona Holdings, Inc.	1,222,900	5,297,697	(1,326,808)	(38.7)
Shimadzu Corp.	210,200	6,101,018	999,760	29.1
Sojitz Corp.	1,728,400	6,107,057	(39,401)	(1.1)
Sony Corp.	114,400	4,830,107	(1,304,053)	(38.0)
Stanley Electric Co. Ltd.	119,100	3,209,461	(1,072,721)	(31.3)
Sumitomo Dainippon Pharma Co. Ltd.	193,300	4,797,529	151,013	4.4
Taiheiyo Cement Corp.	86,200	2,878,988	(120,162)	(3.5)
Taisei Corp.	144,000	6,699,280	104,812	3.1
Tokyo Electric Power Co. Holdings, Inc.	621,100	3,929,146	513,068	15.0
Toyota Boshoku Corp.	201,300	3,051,705	(903,565)	(26.3)

Short Positions

Common Stock

Japan
AEON Financial Service Co. Ltd.	(166,200)	(3,389,331)	193,844	5.7
Asahi Intecc Co. Ltd.	(65,083)	(3,065,064)	(282,000)	(8.2)
Asics Corp.	(273,500)	(3,680,353)	561,172	16.4
Calbee, Inc.	(200,800)	(5,423,224)	1,059,728	30.9
Casio Computer Co. Ltd.	(394,900)	(5,167,679)	125,548	3.7
Chugoku Electric Power Co., Inc. (The)	(296,500)	(3,701,091)	(515,638)	(15.0)
Daifuku Co. Ltd.	(55,100)	(2,882,241)	(223,051)	(6.5)
DeNA Co. Ltd.	(283,319)	(4,270,800)	473,828	13.8
Fast Retailing Co. Ltd.	(8,100)	(3,814,785)	28,720	0.8
Kakaku.com, Inc.	(207,100)	(3,989,817)	(614,101)	(17.9)
Kansai Paint Co. Ltd.	(381,000)	(7,282,797)	1,070,451	31.2
Kikkoman Corp.	(75,800)	(3,727,173)	(823,981)	(24.0)
M3, Inc.	(322,514)	(5,427,807)	(2,924,045)	(85.2)
Marui Group Co. Ltd.	(200,900)	(4,062,029)	(659,664)	(19.2)
Murata Manufacturing Co. Ltd.	(103,200)	(5,164,643)	(295,077)	(8.6)
NGK Spark Plug Co. Ltd.	(234,700)	(4,371,399)	1,011,884	29.5
Nippon Paint Holdings Co. Ltd.	(216,600)	(8,550,083)	(1,710,652)	(49.9)
Ricoh Co. Ltd.	(508,400)	(5,324,104)	(350,602)	(10.2)
Sawai Pharmaceutical Co. Ltd.	(78,600)	(4,558,846)	(1,043,953)	(30.4)
Seven Bank Ltd.	(1,079,500)	(3,191,225)	360,007	10.5
Shimano, Inc.	(39,800)	(6,480,115)	(1,036,920)	(30.2)
Sumitomo Metal Mining Co. Ltd.	(98,900)	(2,930,587)	1,334,686	38.9
Suruga Bank Ltd.	(728,100)	(3,377,708)	734,393	21.4
Yaskawa Electric Corp.	(197,500)	(6,235,777)	(21,044)	(0.6)
ZOZO, Inc.	(257,500)	(4,868,262)	1,849,805	53.9

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the STIBOR plus or minus a specified spread (-4.40% to 0.70%), which is denominated in SEK based on the local currencies of the positions within the swap.	22-36 months maturity 01/14/2021	$18,330,915	$(1,000,403)	$(110,314)	$(1,110,717)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Malta
Kindred Group plc	197,139	$1,977,629	$(682,033)	61.4%

Sweden
Boliden AB	36,701	1,045,943	(42,096)	3.8
Electrolux AB	19,745	508,453	13,347	(1.2)
Elekta AB	48,846	608,424	22,417	(2.0)
Fingerprint Cards AB	50,601	72,191	(10,698)	1.0
SSAB AB	98,875	356,141	(112,605)	10.1
Svenska Cellulosa AB SCA	49,681	431,371	(76,096)	6.9
Swedish Match AB	36,636	1,869,273	280,655	(25.3)
Swedish Orphan Biovitrum AB	64,061	1,503,544	(50,174)	4.5
Tele2 AB	39,905	532,463	99,487	(9.0)
Telefonaktiebolaget LM Ericsson	131,463	1,211,023	27,448	(2.5)
Telia Co. AB	36,131	162,866	5,839	(0.5)

Short Positions

Common Stock

Colombia
Millicom International Cellular SA	(22,995)	(1,396,523)	(25,083)	2.3

Sweden
Epiroc AB	(28,917)	(292,052)	(23,595)	2.1
Essity AB	(7,241)	(208,963)	(25,208)	2.3
Getinge AB	(62,167)	(724,962)	(120,983)	10.9
Hennes & Mauritz AB	(189,454)	(3,160,713)	(386,590)	34.8
Hexpol AB	(37,382)	(315,340)	(23,755)	2.1
Husqvarna AB	(60,352)	(493,585)	(34,448)	3.1
Modern Times Group MTG AB	(1,394)	(17,871)	32,856	(3.0)
Nordic Entertainment Group AB	(1,394)	(32,686)	(32,860)	3.0
Saab AB	(3,784)	(121,383)	26,691	(2.4)
Svenska Handelsbanken AB	(121,947)	(1,287,516)	137,081	(12.3)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR and Federal Funds Floating Rate plus or minus a specified spread (-9.50% to 1.40%), which is denominated in USD based on the local currencies of the positions within the swap.	22-36 months maturity 01/14/2021	$1,754,950,518	$(10,492,682)	$(7,108,394)	$(17,601,076)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

United States
Armstrong World Industries, Inc.	101,017	$8,022,770	$1,841,514	(10.5)%
Boeing Co. (The)	17,713	6,756,092	294,954	(1.7)
CDW Corp.	82,124	7,914,290	1,206,852	(6.9)
Centene Corp.	132,371	7,028,900	(985,749)	5.6
ConocoPhillips	175,080	11,684,839	154,431	(0.9)
Curtiss-Wright Corp.	75,861	8,598,086	(816,408)	4.6
Deckers Outdoor Corp.	54,507	8,011,984	2,878,046	(16.4)
Dover Corp.	81,929	7,684,940	936,229	(5.3)
Exelon Corp.	477,276	23,925,846	5,193,552	(29.5)
KB Home	293,220	7,087,127	(892,925)	5.1
Keysight Technologies, Inc.	102,713	8,956,574	2,062,732	(11.7)
Lear Corp.	56,610	7,682,543	(1,684,514)	9.6
Lululemon Athletica, Inc.	43,485	7,125,887	605,884	(3.4)
McKesson Corp.	56,968	6,668,674	(754,378)	4.3
Micron Technology, Inc.	172,932	7,147,280	1,352,844	(7.7)
MKS Instruments, Inc.	73,260	6,816,843	(287,643)	1.6
NorthWestern Corp.	127,411	8,971,009	2,434,192	(13.8)
Oshkosh Corp.	89,877	6,752,459	(389,130)	2.2
Popular, Inc.	258,716	13,486,865	2,524,685	(14.3)
Public Service Enterprise Group, Inc.	130,932	7,778,670	816,441	(4.6)
Spirit AeroSystems Holdings, Inc.	127,648	11,683,621	1,699	(0.0)
Zebra Technologies Corp.	50,176	10,513,377	2,786,394	(15.8)

Short Positions

Common Stock

United States
2U, Inc.	(98,959)	(7,011,245)	(965,848)	5.5
BWX Technologies, Inc.	(175,552)	(8,703,868)	(845,586)	4.8
Cognex Corp.	(226,364)	(11,512,873)	(552,258)	3.1
Copart, Inc.	(172,640)	(10,460,258)	(2,088,799)	11.9
Dominion Energy, Inc.	(86,903)	(6,661,984)	(271,302)	1.5
Fastenal Co.	(128,539)	(8,266,343)	(1,192,773)	6.8
First Republic Bank	(72,319)	(7,265,167)	(383,855)	2.2
Fortive Corp.	(89,310)	(7,492,216)	(383,088)	2.2
Hanesbrands, Inc.	(452,268)	(8,086,552)	(223,040)	1.3
Healthcare Services Group, Inc.	(228,922)	(7,552,137)	1,529,483	(8.7)
HealthEquity, Inc.	(117,671)	(8,705,301)	(142,920)	0.8
HEICO Corp.	(100,530)	(9,537,281)	(5,404,416)	30.7
Henry Schein, Inc.	(110,312)	(6,630,854)	1,292,422	(7.3)
Insulet Corp.	(137,743)	(13,097,982)	(1,545,126)	8.8
IPG Photonics Corp.	(48,047)	(7,292,574)	(419,081)	2.4
Liberty Broadband Corp.	(103,292)	(9,476,008)	(1,377,262)	7.8
MarketAxess Holdings, Inc.	(58,742)	(14,455,231)	(2,581,015)	14.7
Meredith Corp.	(134,754)	(7,446,506)	(236,413)	1.3
Microchip Technology, Inc.	(110,427)	(9,161,024)	(613,472)	3.5
Middleby Corp. (The)	(119,483)	(15,536,374)	(1,894,392)	10.8
NVIDIA Corp.	(41,111)	(7,381,891)	(1,218,575)	6.9
PPL Corp.	(549,491)	(17,440,844)	(2,455,917)	14.0
Sempra Energy	(93,917)	(11,820,394)	(955,391)	5.4
Square, Inc.	(99,710)	(7,470,273)	(287,997)	1.6
TransDigm Group, Inc.	(27,261)	(12,376,221)	(4,175,411)	23.7
Universal Display Corp.	(44,906)	(6,863,882)	(1,666,399)	9.5
ViaSat, Inc.	(88,072)	(6,825,580)	(919,091)	5.2
Wabtec Corp.	(106,277)	(7,834,740)	(85,290)	0.5

See notes to Consolidated Schedule of Investments.

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

INVESTMENTS	SHARES	VALUE ($)
SHORT-TERM INVESTMENTS - 90.4%

INVESTMENT COMPANIES - 45.1%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund, 2.26% (1)(a)(b)	3,099,406	$3,099,406
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 2.37% (1)(a)(b)	21,362,857	21,362,857
Limited Purpose Cash Investment Fund, 2.43% (1)(a)	85,383,416	85,374,878
UBS Select Treasury Preferred Fund, Class I, 2.35% (1)(a)	3,064,467	3,064,467

TOTAL INVESTMENT COMPANIES (Cost $112,888,074)		112,901,608

	PRINCIPAL AMOUNT ($)
U.S. TREASURY OBLIGATIONS - 45.3%
U.S. Treasury Bills 2.36%, 4/4/2019 (c)	$3,201,000	3,200,370
2.41%, 4/11/2019 (c)	3,455,000	3,452,721
2.46%, 4/25/2019 (c)	9,062,000	9,047,871
2.46%, 5/2/2019 (c)	9,609,000	9,589,566
2.50%, 5/16/2019 (c)	19,778,000	19,719,589
2.49%, 5/23/2019 (c)	1,006,000	1,002,592
2.51%, 5/30/2019 (c)	9,101,000	9,065,911
2.53%, 6/6/2019 (c)	2,159,000	2,149,659
2.51%, 6/13/2019 (c)	7,413,000	7,377,468
2.50%, 7/11/2019 (c)	2,462,000	2,445,637
2.49%, 7/18/2019 (c)	6,658,000	6,610,836
2.48%, 7/25/2019 (b)(c)	2,030,000	2,014,670
2.48%, 8/1/2019 (c)	1,013,000	1,004,867
2.47%, 8/8/2019 (c)	27,121,000	26,890,675
2.48%, 8/15/2019 (b)(c)	605,000	599,555
2.49%, 8/22/2019 (c)	3,306,000	3,274,795
2.49%, 8/29/2019 (c)	6,189,000	6,128,206

TOTAL U.S. TREASURY OBLIGATIONS (Cost $113,552,986)		113,574,988

TOTAL SHORT-TERM INVESTMENTS (Cost $226,441,060)		226,476,596

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 90.4% (Cost $226,441,060)		226,476,596

OTHER ASSETS IN EXCESS OF LIABILITIES - 9.6% (d)		24,140,423

NET ASSETS - 100.0%		$250,617,019

(a)	Represents 7-day effective yield as of March 31, 2019.
(b)	All or a portion of the security pledged as collateral for swap contracts.
(c)	The rate shown was the effective yield at the date of purchase.
(d)	Includes appreciation/(depreciation) on futures contracts and swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

Total return swap contracts outstanding as of March 31, 2019:

Over the Counter

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Cocoa July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	06/07/2019	USD	68,100	$2,026
Cocoa July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	06/07/2019	USD	204,300	6,127
Cocoa July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	06/07/2019	USD	227,000	6,501
Coffee ‘C’ May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	04/12/2019	USD	(2,232,562)	71,820
Coffee ‘C’ May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	04/12/2019	USD	(106,313)	7,341
Coffee ‘C’ May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	04/12/2019	USD	(956,813)	26,740
Coffee ‘C’ July Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	06/13/2019	USD	(181,969)	6,478
Coffee ‘C’ July Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	06/13/2019	USD	(145,575)	5,138
Corn May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	04/26/2019	USD	(1,925,100)	77,841
Corn May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	04/26/2019	USD	(6,096,150)	444,677
Corn May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	04/26/2019	USD	(6,399,175)	529,048
Corn May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	04/26/2019	USD	(17,825)	1,088

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Corn July Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	07/12/2019	USD	(11,738,313)	$378,615
Cotton No. 2 May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	04/12/2019	USD	4,346,160	197,140
Cotton No. 2 May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/12/2019	USD	194,025	8,805
Cotton No. 2 July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	07/09/2019	USD	4,111,275	160,566
Cotton No. 2 July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	07/09/2019	USD	195,775	7,640
Lean Hogs April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/12/2019	USD	1,268,950	169,138
Lean Hogs April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	04/12/2019	USD	959,450	125,369
Lean Hogs April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	04/12/2019	USD	649,950	85,304
Lean Hogs June Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	06/14/2019	USD	1,452,220	207,172
Lean Hogs June Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	06/14/2019	USD	1,098,020	155,860
Lean Hogs June Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	06/14/2019	USD	743,820	106,074
Live Cattle April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/05/2019	USD	452,520	1,660
Live Cattle April Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	04/05/2019	USD	(452,520)	11,924
Live Cattle April Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	04/05/2019	USD	(2,614,560)	70,201
Live Cattle April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	04/05/2019	USD	2,614,560	7,930
Live Cattle April Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	04/05/2019	USD	(9,201,240)	249,173

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Soybean May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	05/14/2019	USD	(13,263,750)	$177,987
Soybean May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	05/14/2019	USD	(2,077,988)	32,858
Soybean May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	05/14/2019	USD	(2,254,838)	31,302
Soybean May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	05/14/2019	USD	(30,683,475)	463,479
Soybean July Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	07/12/2019	USD	(673,313)	11,663
Soybean Meal May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	04/26/2019	USD	2,390,700	3,120
Soybean Meal May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	04/26/2019	USD	(2,390,700)	118,303
Soybean Meal May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	04/26/2019	USD	(5,057,250)	82,824
Soybean Meal July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	07/12/2019	USD	341,000	349
Soybean Meal July Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	07/12/2019	USD	(5,859,000)	3,885
Soybean Oil May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	04/26/2019	USD	(459,432)	16,084
Soybean Oil May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	04/26/2019	USD	(170,160)	680
Soybean Oil May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	04/26/2019	USD	(2,297,160)	—

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Wheat May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	04/26/2019	USD	(778,175)	$111,733
Wheat May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	04/26/2019	USD	(9,132,113)	1,293,778
Wheat May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	04/26/2019	USD	984,163	36,171
Wheat May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	04/26/2019	USD	(984,163)	143,070
Wheat May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	04/26/2019	USD	(3,295,800)	476,473
Wheat July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	07/12/2019	USD	1,042,875	30,888

								6,162,043

Cocoa May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	04/05/2019	USD	(68,400)	(2,940)
Cocoa May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	04/05/2019	USD	(205,200)	(8,820)
Cocoa May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/05/2019	USD	205,200	(13,013)
Cocoa May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	04/05/2019	USD	(228,000)	(9,628)
Cocoa May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	04/05/2019	USD	68,400	(4,360)
Cocoa May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	04/05/2019	USD	228,000	(13,740)
Coffee ‘C’ May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	04/12/2019	USD	956,813	(129,147)
Coffee ‘C’ May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	04/12/2019	USD	2,232,563	(306,025)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Coffee ‘C’ May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	04/12/2019	USD	106,313	$(15,243)
Coffee ‘C’ July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	06/13/2019	USD	2,074,444	(62,632)
Coffee ‘C’ July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	06/13/2019	USD	982,631	(29,166)
Corn May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/26/2019	USD	6,096,150	(530,289)
Corn May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	04/26/2019	USD	6,399,175	(563,691)
Corn May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	04/26/2019	USD	1,925,100	(41,945)
Corn May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	04/26/2019	USD	17,825	(1,476)
Cotton No. 2 May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	04/12/2019	USD	(194,025)	(8,840)
Cotton No. 2 May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	04/12/2019	USD	(4,346,160)	(197,461)
Lean Hogs April Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	04/12/2019	USD	(1,268,950)	(335,102)
Lean Hogs April Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	04/12/2019	USD	(959,450)	(253,555)
Lean Hogs April Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	04/12/2019	USD	(649,950)	(172,186)
Live Cattle April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	04/05/2019	USD	9,201,240	(23,429)
Live Cattle June Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	06/07/2019	USD	428,400	(3,564)
Live Cattle June Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	06/07/2019	USD	9,710,400	(86,442)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Live Cattle June Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	06/07/2019	USD	2,475,200	$(20,925)
Soybean May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	04/26/2019	USD	13,263,750	(656,154)
Soybean May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	04/26/2019	USD	30,683,475	(1,477,624)
Soybean May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	04/26/2019	USD	2,254,838	(107,326)
Soybean May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/26/2019	USD	2,077,988	(98,131)
Soybean July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	07/12/2019	USD	13,286,700	(185,642)
Soybean July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	07/12/2019	USD	2,064,825	(32,353)
Soybean July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	07/12/2019	USD	30,613,275	(458,392)
Soybean July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	07/12/2019	USD	2,289,263	(33,383)
Soybean Meal May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	04/26/2019	USD	5,057,250	(2,884)
Soybean Meal July Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	07/12/2019	USD	(2,418,000)	(2,270)
Soybean Oil May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	04/26/2019	USD	986,928	(80,150)
Soybean Oil May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	04/26/2019	USD	867,816	(66,633)
Soybean Oil May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	04/26/2019	USD	11,502,816	(894,233)
Soybean Oil July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	06/21/2019	USD	120,498	(743)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Soybean Oil July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	06/21/2019	USD	172,140	$(800)
Soybean Oil July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	06/21/2019	USD	2,323,890	(996)
Wheat May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	04/26/2019	USD	3,295,800	(99,385)
Wheat May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/26/2019	USD	9,132,113	(1,451,363)
Wheat May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	04/26/2019	USD	778,175	(98,624)
Wheat July Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	07/12/2019	USD	(996,525)	(31,784)
Wheat July Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	07/12/2019	USD	(1,205,100)	(37,865)

								(8,650,354)

								$(2,488,311)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

Futures contracts outstanding as of March 31, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
LME Aluminum Base Metal	15	4/2019	USD	$712,594	$22,795
LME Aluminum Base Metal	20	4/2019	USD	947,115	14,223
LME Aluminum Base Metal	32	4/2019	USD	1,524,624	(155)
LME Aluminum Base Metal	125	4/2019	USD	5,947,594	52,208
LME Copper Base Metal	1	4/2019	USD	162,213	13,035
LME Copper Base Metal	3	4/2019	USD	486,905	41,021
LME Copper Base Metal	8	4/2019	USD	1,297,634	124,775
LME Copper Base Metal	9	4/2019	USD	1,459,238	123,498
LME Copper Base Metal	14	4/2019	USD	2,270,800	134,009
LME Lead Base Metal	1	4/2019	USD	50,200	1,035
LME Lead Base Metal	6	4/2019	USD	300,745	5,335
LME Lead Base Metal	19	4/2019	USD	954,455	(15,103)
LME Lead Base Metal	43	4/2019	USD	2,161,341	(89,138)
LME Nickel Base Metal	7	4/2019	USD	541,782	79,215
LME Nickel Base Metal	7	4/2019	USD	542,619	60,228
LME Nickel Base Metal	9	4/2019	USD	698,443	29,194
LME Nickel Base Metal	15	4/2019	USD	1,163,464	115,730
LME Zinc Base Metal	3	4/2019	USD	224,662	42,241
LME Zinc Base Metal	10	4/2019	USD	743,687	122,033
LME Zinc Base Metal	14	4/2019	USD	1,038,671	122,154
LME Zinc Base Metal	23	4/2019	USD	1,703,944	140,204
Brent Crude Oil	361	5/2019	USD	24,262,810	390,270
LME Aluminum Base Metal	7	5/2019	USD	333,184	(2,495)
LME Aluminum Base Metal	9	5/2019	USD	428,038	9,511
LME Aluminum Base Metal	15	5/2019	USD	713,539	9,432
LME Aluminum Base Metal	27	5/2019	USD	1,284,626	(10,098)
LME Aluminum Base Metal	48	5/2019	USD	2,290,500	(5,370)
LME Copper Base Metal	3	5/2019	USD	486,105	7,775
LME Copper Base Metal	11	5/2019	USD	1,783,238	(4,818)
LME Copper Base Metal	12	5/2019	USD	1,944,450	8,969
LME Copper Base Metal	13	5/2019	USD	2,110,388	77,312
LME Lead Base Metal	2	5/2019	USD	100,603	(3,583)
LME Lead Base Metal	4	5/2019	USD	201,169	(6,237)
LME Lead Base Metal	5	5/2019	USD	251,491	(10,082)
LME Lead Base Metal	7	5/2019	USD	352,100	(3,084)
LME Lead Base Metal	16	5/2019	USD	805,132	(59,523)
LME Lead Base Metal	23	5/2019	USD	1,156,612	(20,656)
LME Lead Base Metal	26	5/2019	USD	1,308,645	(12,882)
LME Nickel Base Metal	1	5/2019	USD	77,758	(361)
LME Nickel Base Metal	2	5/2019	USD	155,564	(1,722)
LME Nickel Base Metal	3	5/2019	USD	233,205	2,428
LME Nickel Base Metal	6	5/2019	USD	465,912	(1,018)
LME Nickel Base Metal	6	5/2019	USD	466,481	(3,078)
LME Nickel Base Metal	9	5/2019	USD	699,294	28,263
LME Zinc Base Metal	2	5/2019	USD	147,735	17,130
LME Zinc Base Metal	4	5/2019	USD	294,807	26,014
LME Zinc Base Metal	6	5/2019	USD	441,699	27,388
LME Zinc Base Metal	8	5/2019	USD	589,340	48,103
LME Zinc Base Metal	22	5/2019	USD	1,627,659	131,508
LME Zinc Base Metal	42	5/2019	USD	3,094,760	283,823
Natural Gas	191	5/2019	USD	5,181,830	(313,697)
RBOB Gasoline	5	5/2019	USD	392,280	9,807
Silver	479	5/2019	USD	36,188,450	(1,961,618)
Soybean Oil	45	5/2019	USD	765,720	(30,826)
WTI Crude Oil	703	5/2019	USD	42,376,840	1,981,497
100 oz Gold	644	6/2019	USD	83,623,400	194,583

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts (continued)
Lean Hogs	136	6/2019	USD	$4,817,120	$680,852
Live Cattle	179	6/2019	USD	8,520,400	(105,340)
LME Aluminum Base Metal	5	6/2019	USD	239,000	1,067
LME Aluminum Base Metal	40	6/2019	USD	1,910,750	39,632
LME Aluminum Base Metal	46	6/2019	USD	2,197,075	(9,104)
LME Aluminum Base Metal	50	6/2019	USD	2,386,537	57,640
LME Aluminum Base Metal	344	6/2019	USD	16,434,600	(73,271)
LME Copper Base Metal	6	6/2019	USD	973,200	5,409
LME Copper Base Metal	15	6/2019	USD	2,432,546	22,130
LME Copper Base Metal	19	6/2019	USD	3,081,767	33,161
LME Copper Base Metal	19	6/2019	USD	3,081,957	41,440
LME Copper Base Metal	51	6/2019	USD	8,265,188	142,012
LME Copper Base Metal	344	6/2019	USD	55,783,900	3,678,450
LME Lead Base Metal	5	6/2019	USD	251,935	(12,892)
LME Lead Base Metal	15	6/2019	USD	756,019	(40,338)
LME Lead Base Metal	26	6/2019	USD	1,309,568	(59,770)
LME Lead Base Metal	186	6/2019	USD	9,379,050	(206,281)
LME Nickel Base Metal	2	6/2019	USD	155,808	172
LME Nickel Base Metal	2	6/2019	USD	155,808	150
LME Nickel Base Metal	3	6/2019	USD	233,590	(2,489)
LME Nickel Base Metal	7	6/2019	USD	544,880	(19,662)
LME Nickel Base Metal	8	6/2019	USD	623,184	(11,962)
LME Nickel Base Metal	293	6/2019	USD	22,827,630	2,436,040
LME Zinc Base Metal	6	6/2019	USD	440,745	27,027
LME Zinc Base Metal	7	6/2019	USD	511,525	7,698
LME Zinc Base Metal	9	6/2019	USD	660,717	24,590
LME Zinc Base Metal	9	6/2019	USD	659,315	14,759
LME Zinc Base Metal	31	6/2019	USD	2,278,097	135,360
LME Zinc Base Metal	161	6/2019	USD	11,812,369	792,938
Low Sulphur Gasoil	166	6/2019	USD	10,117,700	15,152
Sugar No. 11	1,084	6/2019	USD	15,358,112	219,666
Cocoa	229	7/2019	USD	5,198,300	116,280
Coffee ‘C’	195	7/2019	USD	7,096,781	(204,875)
Corn	868	7/2019	USD	15,895,250	(372,940)
Silver	120	7/2019	USD	9,122,400	(82)
Soybean	100	7/2019	USD	4,488,750	(57,205)
Soybean Meal	416	7/2019	USD	12,896,000	56,394
Soybean Oil	12	7/2019	USD	206,568	(1,989)
Wheat	308	7/2019	USD	7,137,900	226,778

					9,537,799

Short Contracts
LME Aluminum Base Metal	(15)	4/2019	USD	(712,594)	(20,763)
LME Aluminum Base Metal	(20)	4/2019	USD	(947,115)	(13,674)
LME Aluminum Base Metal	(32)	4/2019	USD	(1,524,624)	(3,918)
LME Aluminum Base Metal	(125)	4/2019	USD	(5,947,594)	(18,275)
LME Copper Base Metal	(1)	4/2019	USD	(162,213)	(13,178)
LME Copper Base Metal	(3)	4/2019	USD	(486,905)	(41,659)
LME Copper Base Metal	(8)	4/2019	USD	(1,297,634)	(124,648)
LME Copper Base Metal	(9)	4/2019	USD	(1,459,238)	(126,134)
LME Copper Base Metal	(14)	4/2019	USD	(2,270,800)	(130,233)
LME Lead Base Metal	(1)	4/2019	USD	(50,200)	(1,178)
LME Lead Base Metal	(6)	4/2019	USD	(300,745)	(3,388)
LME Lead Base Metal	(19)	4/2019	USD	(954,455)	9,976
LME Lead Base Metal	(43)	4/2019	USD	(2,161,341)	86,057
LME Nickel Base Metal	(7)	4/2019	USD	(542,619)	(57,251)
LME Nickel Base Metal	(7)	4/2019	USD	(541,782)	(77,454)
LME Nickel Base Metal	(9)	4/2019	USD	(698,443)	(30,952)
LME Nickel Base Metal	(15)	4/2019	USD	(1,163,464)	(112,758)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts (continued)
LME Zinc Base Metal	(3)	4/2019	USD	$(224,663)	$(41,634)
LME Zinc Base Metal	(10)	4/2019	USD	(743,688)	(117,442)
LME Zinc Base Metal	(14)	4/2019	USD	(1,038,671)	(120,412)
LME Zinc Base Metal	(23)	4/2019	USD	(1,703,944)	(140,661)
LME Aluminum Base Metal	(7)	5/2019	USD	(333,184)	2,795
LME Aluminum Base Metal	(9)	5/2019	USD	(428,038)	(9,083)
LME Aluminum Base Metal	(15)	5/2019	USD	(713,539)	(7,160)
LME Aluminum Base Metal	(27)	5/2019	USD	(1,284,626)	8,594
LME Aluminum Base Metal	(48)	5/2019	USD	(2,290,500)	22,208
LME Copper Base Metal	(3)	5/2019	USD	(486,105)	(7,989)
LME Copper Base Metal	(11)	5/2019	USD	(1,783,237)	2,305
LME Copper Base Metal	(12)	5/2019	USD	(1,944,450)	(6,785)
LME Copper Base Metal	(13)	5/2019	USD	(2,110,387)	(74,301)
LME Lead Base Metal	(2)	5/2019	USD	(100,603)	3,766
LME Lead Base Metal	(4)	5/2019	USD	(201,169)	6,619
LME Lead Base Metal	(5)	5/2019	USD	(251,491)	9,419
LME Lead Base Metal	(7)	5/2019	USD	(352,100)	3,392
LME Lead Base Metal	(16)	5/2019	USD	(805,132)	57,829
LME Lead Base Metal	(23)	5/2019	USD	(1,156,612)	13,445
LME Lead Base Metal	(26)	5/2019	USD	(1,308,645)	7,916
LME Nickel Base Metal	(1)	5/2019	USD	(77,758)	1,109
LME Nickel Base Metal	(2)	5/2019	USD	(155,564)	1,685
LME Nickel Base Metal	(3)	5/2019	USD	(233,205)	(2,994)
LME Nickel Base Metal	(6)	5/2019	USD	(466,481)	4,201
LME Nickel Base Metal	(6)	5/2019	USD	(465,912)	84
LME Nickel Base Metal	(9)	5/2019	USD	(699,294)	(33,770)
LME Zinc Base Metal	(2)	5/2019	USD	(147,735)	(16,840)
LME Zinc Base Metal	(4)	5/2019	USD	(294,807)	(26,869)
LME Zinc Base Metal	(6)	5/2019	USD	(441,699)	(29,592)
LME Zinc Base Metal	(8)	5/2019	USD	(589,340)	(52,464)
LME Zinc Base Metal	(22)	5/2019	USD	(1,627,659)	(130,486)
LME Zinc Base Metal	(42)	5/2019	USD	(3,094,760)	(281,933)
NY Harbor ULSD	(27)	5/2019	USD	(2,239,423)	22,695
LME Aluminum Base Metal	(5)	6/2019	USD	(239,000)	(2,265)
LME Aluminum Base Metal	(40)	6/2019	USD	(1,910,750)	(53,024)
LME Aluminum Base Metal	(46)	6/2019	USD	(2,197,075)	17,229
LME Aluminum Base Metal	(50)	6/2019	USD	(2,386,537)	(58,146)
LME Aluminum Base Metal	(319)	6/2019	USD	(15,240,225)	(310,214)
LME Copper Base Metal	(6)	6/2019	USD	(973,200)	(6,168)
LME Copper Base Metal	(15)	6/2019	USD	(2,432,546)	(22,713)
LME Copper Base Metal	(19)	6/2019	USD	(3,081,957)	(43,963)
LME Copper Base Metal	(19)	6/2019	USD	(3,081,767)	(38,610)
LME Copper Base Metal	(51)	6/2019	USD	(8,265,187)	(155,816)
LME Copper Base Metal	(97)	6/2019	USD	(15,729,763)	(481,856)
LME Lead Base Metal	(5)	6/2019	USD	(251,935)	9,513
LME Lead Base Metal	(15)	6/2019	USD	(756,019)	37,187
LME Lead Base Metal	(26)	6/2019	USD	(1,309,568)	65,105
LME Lead Base Metal	(87)	6/2019	USD	(4,386,975)	82,741
LME Nickel Base Metal	(2)	6/2019	USD	(155,808)	(354)
LME Nickel Base Metal	(2)	6/2019	USD	(155,808)	(294)
LME Nickel Base Metal	(3)	6/2019	USD	(233,590)	1,781
LME Nickel Base Metal	(7)	6/2019	USD	(544,880)	14,329
LME Nickel Base Metal	(8)	6/2019	USD	(623,184)	15,816
LME Nickel Base Metal	(46)	6/2019	USD	(3,583,860)	(182,590)
LME Zinc Base Metal	(6)	6/2019	USD	(440,745)	(28,913)
LME Zinc Base Metal	(7)	6/2019	USD	(511,525)	(5,971)
LME Zinc Base Metal	(9)	6/2019	USD	(659,315)	(10,892)
LME Zinc Base Metal	(9)	6/2019	USD	(660,717)	(20,844)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts (continued)
LME Zinc Base Metal	(31)	6/2019	USD	$(2,278,097)	$(120,976)
LME Zinc Base Metal	(57)	6/2019	USD	(4,182,019)	(439,352)
Cotton No. 2	(8)	7/2019	USD	(313,240)	(4,659)

					(3,355,702)

					$6,182,097

USD - United States Dollar

See notes to Consolidated Schedule of Investments.

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR RISK PARITY II HV FUND

INVESTMENTS		PRINCIPAL AMOUNT ($)	VALUE ($)
FOREIGN GOVERNMENT SECURITIES - 23.5%
Deutsche Bundesrepublik Inflation Linked Bond
0.10%, 4/15/2023 (a)(b)	EUR	1,061,770	$1,272,368
0.10%, 4/15/2026 (a)(b)	EUR	1,033,410	1,284,907
France Government Bond OAT
0.25%, 7/25/2024 (a)(b)	EUR	427,085	522,847
0.10%, 3/1/2025	EUR	411,208	492,955
1.85%, 7/25/2027 (a)(b)	EUR	219,238	309,011
0.10%, 3/1/2028 (a)(b)	EUR	205,262	248,862
0.70%, 7/25/2030 (a)(b)	EUR	205,647	270,806
United Kingdom Index Linked Treasury Gilt
0.13%, 3/22/2024	GBP	980,616	1,452,819
0.13%, 3/22/2026	GBP	767,129	1,188,619

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $7,037,854)			7,043,194

U.S. TREASURY OBLIGATIONS - 35.8%
U.S. Treasury Inflation Linked Notes
0.13%, 4/15/2022 (c)		3,150,000	3,226,596
0.63%, 4/15/2023 (c)		2,461,500	2,511,660
0.38%, 7/15/2025		820,000	869,583
0.63%, 1/15/2026		1,500,000	1,606,772
0.13%, 7/15/2026		1,660,000	1,704,828
0.38%, 7/15/2027		780,000	796,468

TOTAL U.S. TREASURY OBLIGATIONS (Cost $10,621,690)			10,715,907

		SHARES
SHORT-TERM INVESTMENTS - 56.5%

INVESTMENT COMPANIES - 40.5%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund, 2.26% (1)(d)(e)		320,508	320,508
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 2.37% (1)(d)(e)		4,349,373	4,349,373
Limited Purpose Cash Investment Fund, 2.43% (1)(d)		7,422,069	7,421,326
UBS Select Treasury Preferred Fund, Class I, 2.35% (1)(d)		50,447	50,447

TOTAL INVESTMENT COMPANIES (Cost $12,140,755)			12,141,654

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. TREASURY OBLIGATIONS - 16.0%
U.S. Treasury Bills
2.50%, 5/16/2019 (f)	$1,773,000	$1,767,764
2.42%, 6/27/2019 (f)	302,000	300,287
2.44%, 7/5/2019 (f)	302,000	300,113
2.45%, 7/11/2019 (f)	300,000	298,006
2.46%, 7/18/2019 (f)	300,000	297,875
2.47%, 7/25/2019 (f)	302,000	299,719
2.48%, 8/1/2019 (f)	302,000	299,575
2.46%, 8/8/2019 (f)	307,000	304,393
2.46%, 8/15/2019 (f)	307,000	304,237
2.47%, 8/22/2019 (f)	307,000	304,102
2.49%, 8/29/2019 (f)	307,000	303,984

TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,779,146)		$4,780,055

TOTAL SHORT-TERM INVESTMENTS (Cost $16,919,901)		$16,921,709

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 115.8% (Cost $34,579,445)		34,680,810

LIABILITIES IN EXCESS OF OTHER ASSETS - (15.8)% (g)		(4,743,218)

NET ASSETS - 100.0%		$29,937,592

(a)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At March 31, 2019, the value of these securities amounted to $3,908,801 or 13.06% of net assets.

(b)	Inflation protected security.
(c)	On 3/31/2019, securities valued at $5,738,256 were pledged as collateral for reverse repurchase agreements outstanding.
(d)	Represents 7-day effective yield as of March 31, 2019.
(e)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(f)	The rate shown was the effective yield at the date of purchase.
(g)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures contracts and swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security.

The following abbreviations are used in portfolio descriptions:

EUR - Euro

GBP - British Pound

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR RISK PARITY II HV FUND

Reverse repurchase agreements at March 31, 2019:

Over the Counter

COUNTERPARTY	TRADE DATE	RATE	DUE DATE	CURRENCY	PRINCIPAL AMOUNT AND VALUE OF REVERSE REPURCHASE AGREEMENT
CITI	3/11/2019	2.67%	4/11/2019	USD	$2,177,272
CITI	3/13/2019	2.67%	4/11/2019	USD	101,397
CITI	3/14/2019	2.67%	4/11/2019	USD	101,435
CITI	3/14/2019	2.67%	4/11/2019	USD	811,484
MPFS	3/11/2019	2.65%	4/11/2019	USD	1,223,648
MPFS	3/11/2019	2.65%	4/11/2019	USD	2,373,308
MPFS	3/28/2019	2.90%	4/11/2019	USD	101,125

					$6,889,669

The weighted average daily balance of the reverse repurchase agreements during the period ended March 31, 2019 was $7,323,660 at a net weighted average interest rate of 2.573%

Total return swap contracts outstanding as of March 31, 2019:

Over the Counter

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Hang Seng Index April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	04/29/2019	HKD	1,453,850	$3,133
HSCEI April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/29/2019	HKD	1,706,100	1,296
HSCEI April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	04/29/2019	HKD	7,961,800	9,758
Swiss Market Index June Futures	Decreases in total return of reference entity	Increases in total return of reference entity	Monthly	MLIN	06/21/2019	CHF	837,000	14,911
TAIEX Index April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	04/17/2019	TWD	10,598,000	4,563

								33,661

iBovespa Index April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	04/17/2019	BRL	1,432,095	(2,783)
KOSPI 200 Index June Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	06/13/2019	KRW	485,100,000	(211)

								(2,994)

								$30,667

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR RISK PARITY II HV FUND

Futures contracts outstanding as of March 31, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
Amsterdam Exchange Index	1	4/2019	EUR	$122,930	$3,152
CAC 40 10 Euro Index	12	4/2019	EUR	719,221	11,566
FTSE/JSE Top 40 Index	2	4/2019	ZAR	70,391	(51)
Hang Seng Index	1	4/2019	HKD	185,205	2,241
HSCEI	5	4/2019	HKD	362,232	2,288
LME Copper Base Metal	1	4/2019	USD	162,295	12,994
MSCI Taiwan Index	6	4/2019	USD	234,420	2,460
Brent Crude Oil	21	5/2019	USD	1,411,410	20,999
LME Aluminum Base Metal	1	5/2019	USD	47,560	1,057
LME Aluminum Base Metal	1	5/2019	USD	47,719	(202)
LME Copper Base Metal	1	5/2019	USD	162,062	(410)
LME Zinc Base Metal	1	5/2019	USD	73,702	6,504
Natural Gas	7	5/2019	USD	189,910	(11,157)
NY Harbor ULSD	4	5/2019	USD	331,766	(1,869)
RBOB Gasoline	3	5/2019	USD	235,368	3,720
Silver	8	5/2019	USD	604,400	(31,962)
Soybean Oil	14	5/2019	USD	238,224	(18,046)
WTI Crude Oil	38	5/2019	USD	2,290,640	98,377
100 oz Gold	14	6/2019	USD	1,817,900	(1,647)
Australia 10 Year Bond	15	6/2019	AUD	1,475,731	27,347
Canada 10 Year Bond	16	6/2019	CAD	1,664,714	34,015
DAX Index	1	6/2019	EUR	323,471	(245)
EURO STOXX 50 Index	41	6/2019	EUR	1,504,850	25,925
Euro-Bund	92	6/2019	EUR	17,166,454	325,672
FTSE 100 Index	16	6/2019	GBP	1,502,819	32,503
FTSE/MIB Index	2	6/2019	EUR	232,662	3,209
Japan 10 Year Bond Mini	68	6/2019	JPY	9,404,529	40,640
KOSPI 200 Index	2	6/2019	KRW	122,104	(32)
Lean Hogs	7	6/2019	USD	247,940	35,365
Live Cattle	7	6/2019	USD	333,200	(2,305)
LME Aluminum Base Metal	4	6/2019	USD	191,100	(182)
LME Copper Base Metal	6	6/2019	USD	972,975	64,014
LME Lead Base Metal	2	6/2019	USD	100,850	1,960
LME Nickel Base Metal	1	6/2019	USD	77,898	(1,495)
LME Nickel Base Metal	4	6/2019	USD	311,640	27,062
LME Zinc Base Metal	1	6/2019	USD	73,257	1,640
LME Zinc Base Metal	3	6/2019	USD	220,106	19,710
Low Sulphur Gasoil	8	6/2019	USD	487,600	(233)
Russell 2000 E-Mini Index	11	6/2019	USD	849,090	1,467
S&P 500 E-Mini Index	64	6/2019	USD	9,080,960	227,120
S&P Midcap 400 E-Mini Index	5	6/2019	USD	950,500	8,657
S&P/TSX 60 Index	4	6/2019	CAD	572,964	1,684
SPI 200 Index	6	6/2019	AUD	657,258	(95)
Sugar No. 11	22	6/2019	USD	311,696	3,846
TOPIX Index	9	6/2019	JPY	1,292,791	(6,325)
U.S. Treasury 10 Year Note	224	6/2019	USD	27,825,000	393,762
Cocoa	6	7/2019	USD	136,200	2,703
Coffee ‘C’	5	7/2019	USD	181,969	(5,208)
Corn	9	7/2019	USD	164,812	(3,485)
Cotton No. 2	3	7/2019	USD	117,465	3,484
KC HRW Wheat	1	7/2019	USD	21,887	(715)
Silver	2	7/2019	USD	152,040	(1)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR RISK PARITY II HV FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts (continued)
Soybean	23	7/2019	USD	$ 1,032,413	$ (15,638)
Soybean Meal	6	7/2019	USD	186,000	500
Soybean Oil	4	7/2019	USD	68,856	(663)
Wheat	12	7/2019	USD	278,100	8,151
Feeder Cattle	1	8/2019	USD	$78,125	$2,379

					1,356,207

Short Contracts
LME Copper Base Metal	(1)	4/2019	USD	(162,295)	(12,210)
LME Aluminum Base Metal	(1)	5/2019	USD	(47,560)	(1,009)
LME Aluminum Base Metal	(1)	5/2019	USD	(47,719)	603
LME Copper Base Metal	(1)	5/2019	USD	(162,062)	1,184
LME Zinc Base Metal	(1)	5/2019	USD	(73,702)	(6,717)
LME Aluminum Base Metal	(1)	6/2019	USD	(47,775)	(1,103)
LME Nickel Base Metal	(1)	6/2019	USD	(77,898)	1,977
LME Zinc Base Metal	(1)	6/2019	USD	(73,257)	(1,210)

					(18,485)

					$1,337,722

Forward foreign currency contracts outstanding as of March 31, 2019:

Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
GBP	93,173	USD	121,036	CITI	6/19/2019	$797
GBP	93,172	USD	121,035	JPMC	6/19/2019	797
USD	5,253,162	EUR	4,595,478	CITI	6/19/2019	63,595
USD	5,253,175	EUR	4,595,495	JPMC	6/19/2019	63,588
USD	2,700,506	GBP	2,045,300	CITI	6/19/2019	26,080
USD	2,700,496	GBP	2,045,295	JPMC	6/19/2019	26,077
USD	36,300	HKD	284,000	CITI	6/19/2019	36
USD	36,300	HKD	284,000	JPMC	6/19/2019	35

Total unrealized appreciation						181,005

BRL	5,000	USD	1,318	CITI**	6/19/2019	(48)
BRL	5,000	USD	1,318	JPMC**	6/19/2019	(48)
EUR	2,640,537	USD	3,019,112	CITI	6/19/2019	(37,215)
EUR	2,640,536	USD	3,019,115	JPMC	6/19/2019	(37,218)
GBP	1,116,871	USD	1,475,493	CITI	6/19/2019	(15,077)
GBP	1,116,859	USD	1,475,479	JPMC	6/19/2019	(15,079)
HKD	320,000	USD	40,874	CITI	6/19/2019	(12)
HKD	320,000	USD	40,874	JPMC	6/19/2019	(12)
USD	214,676	GBP	165,175	CITI	6/19/2019	(1,306)
USD	214,676	GBP	165,175	JPMC	6/19/2019	(1,306)

Total unrealized depreciation						(107,321)

Net unrealized appreciation						$73,684

**	Non-deliverable forward.

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

KRW - Korean Won

TWD - New Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

See notes to Consolidated Schedule of Investments.

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR RISK PARITY II MV FUND

INVESTMENTS		PRINCIPAL AMOUNT ($)	VALUE ($)
FOREIGN GOVERNMENT SECURITIES - 18.3%
Deutsche Bundesrepublik Inflation Linked Bond
0.10%, 4/15/2023 (a)(b)	EUR	2,972,956	$3,562,631
0.10%, 4/15/2026 (a)(b)	EUR	2,790,207	3,469,248
France Government Bond OAT
0.25%, 7/25/2024 (a)(b)	EUR	1,052,087	1,287,990
0.10%, 3/1/2025	EUR	1,028,020	1,232,386
1.85%, 7/25/2027 (a)(b)	EUR	767,333	1,081,540
0.10%, 3/1/2028 (a)(b)	EUR	615,786	746,585
0.70%, 7/25/2030 (a)(b)	EUR	514,145	677,050
United Kingdom Index Linked Treasury Gilt
0.13%, 3/22/2024	GBP	2,685,020	3,977,956
0.13%, 3/22/2026	GBP	1,862,979	2,886,572

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $19,052,203)			18,921,958

U.S. TREASURY OBLIGATIONS - 25.1%
U.S. Treasury Inflation Linked Notes
0.13%, 4/15/2022 (c)		7,750,000	7,938,452
0.63%, 4/15/2023 (c)		5,878,600	5,998,392
0.38%, 7/15/2025 (c)		1,910,000	2,025,492
0.63%, 1/15/2026		3,620,000	3,877,677
0.13%, 7/15/2026		3,950,000	4,056,669
0.38%, 7/15/2027 (c)		2,050,000	2,093,281

TOTAL U.S. TREASURY OBLIGATIONS (Cost $25,844,918)			25,989,963

		SHARES

SHORT-TERM INVESTMENTS - 52.5%

INVESTMENT COMPANIES - 40.6%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund, 2.26% (1)(d)(e)		821,218	821,218
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 2.37% (1)(d)(e)		10,883,803	10,883,803
Limited Purpose Cash Investment Fund, 2.43% (1)(d)		29,459,632	29,456,686
UBS Select Treasury Preferred Fund, Class I, 2.35% (1)(d)		890,491	890,491

TOTAL INVESTMENT COMPANIES (Cost $42,050,745)			42,052,198

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. TREASURY OBLIGATIONS - 11.9%
U.S. Treasury Bills
2.36%, 4/4/2019 (f)	$1,352,000	$1,351,734
2.43%, 6/20/2019 (f)	1,011,000	1,005,689
2.43%, 6/27/2019 (f)	1,011,000	1,005,264
2.45%, 7/11/2019 (f)	1,581,000	1,570,492
2.46%, 7/18/2019 (f)	2,570,000	2,551,795
2.48%, 7/25/2019 (f)(g)	3,342,000	3,316,762
2.48%, 8/1/2019 (f)	1,509,000	1,496,886

TOTAL U.S. TREASURY OBLIGATIONS (Cost $12,296,273)		12,298,622

TOTAL SHORT-TERM INVESTMENTS (Cost $54,347,018)		$54,350,820

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 95.9% (Cost $99,244,139)		99,262,741

OTHER ASSETS IN EXCESS OF LIABILITIES - 4.1% (h)		4,233,481

NET ASSETS - 100.0%		$103,496,222

(a)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At March 31, 2019, the value of these securities amounted to $10,825,044 or 10.46% of net assets.

(b)	Inflation protected security.
(c)	All or a portion of the security pledged as collateral for futures contracts.
(d)	Represents 7-day effective yield as of March 31, 2019.
(e)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(f)	The rate shown was the effective yield at the date of purchase.
(g)	All or a portion of the security pledged as collateral for swap contracts.
(h)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures contracts and swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security.

The following abbreviations are used in portfolio descriptions:

EUR - Euro

GBP - British Pound

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR RISK PARITY II MV FUND

Total return swap contracts outstanding as of March 31, 2019:

Over the Counter

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Cocoa July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	06/07/2019	USD	22,700	$643
Coffee ‘C’ May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	04/12/2019	USD	(141,750)	4,050
Coffee ‘C’ May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	04/12/2019	USD	(35,438)	828
Coffee ‘C’ May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	04/12/2019	USD	(35,438)	899
Corn May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	04/26/2019	USD	(374,325)	19,515
Corn May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	04/26/2019	USD	(213,900)	8,496
Corn May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	04/26/2019	USD	(142,600)	5,558
Corn July Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	07/12/2019	USD	(128,188)	4,922
Corn July Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	07/12/2019	USD	(73,250)	4,175
Cotton No. 2 May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	04/12/2019	USD	116,415	4,891
Cotton No. 2 May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/12/2019	USD	77,610	3,330
Cotton No. 2 July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	07/09/2019	USD	117,465	2,853
Cotton No. 2 July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	07/09/2019	USD	78,310	1,855
Hang Seng Index April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/29/2019	HKD	1,453,850	3,243

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR RISK PARITY II MV FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Hang Seng Index April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	04/29/2019	HKD	4,361,550	$8,376
HSCEI April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/29/2019	HKD	9,099,200	7,063
HSCEI April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	04/29/2019	HKD	9,099,200	10,865
KC HRW Wheat May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	04/26/2019	USD	(21,500)	50
Lean Hogs April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/12/2019	USD	30,950	4,342
Lean Hogs April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	04/12/2019	USD	61,900	8,101
Lean Hogs April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	04/12/2019	USD	185,700	24,681
Lean Hogs June Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	06/14/2019	USD	35,420	4,900
Lean Hogs June Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	06/14/2019	USD	70,840	10,090
Lean Hogs June Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	06/14/2019	USD	212,520	30,106
Live Cattle April Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	04/05/2019	USD	(603,360)	15,749
Live Cattle April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	04/05/2019	USD	603,360	2,745
Live Cattle April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	04/05/2019	USD	100,560	919
Live Cattle April Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	04/05/2019	USD	(100,560)	1,094

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR RISK PARITY II MV FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Soybean May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	05/14/2019	USD	(176,850)	$2,442
Soybean May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	05/14/2019	USD	(221,063)	3,725
Soybean May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	05/14/2019	USD	(353,700)	4,939
Soybean May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	05/14/2019	USD	(265,275)	3,886
Soybean Meal July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	07/12/2019	USD	62,000	58
Soybean Oil May Futures	Increases) in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	04/26/2019	USD	(68,064)	—
Sugar No. 11 July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	06/17/2019	USD	14,168	319
Sugar No. 11 July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	06/17/2019	USD	28,336	673
Swiss Market Index June Futures	Decreases in total return of reference entity	Increases in total return of reference entity	Monthly	MLIN	06/21/2019	CHF	1,674,000	29,721
TAIEX Index April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/17/2019	TWD	14,837,200	3,855
TAIEX Index April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	04/17/2019	TWD	4,239,200	1,659
Wheat July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	07/12/2019	USD	92,700	2,336

								247,952

Canada 10 Year Bond June Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	BANA	06/19/2019	CAD	834,240	(2,618)
Cocoa May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	04/05/2019	USD	(22,800)	(943)
Cocoa May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	04/05/2019	USD	22,800	(1,417)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR RISK PARITY II MV FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Coffee ‘C’ May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	04/12/2019	USD	35,438	$(4,320)
Coffee ‘C’ May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	04/12/2019	USD	141,750	(17,770)
Coffee ‘C’ May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	04/12/2019	USD	35,437	(4,232)
Coffee ‘C’ July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	06/13/2019	USD	36,394	(924)
Coffee ‘C’ July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	06/13/2019	USD	36,394	(985)
Coffee ‘C’ July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	06/13/2019	USD	145,575	(4,444)
Corn May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	04/26/2019	USD	142,600	(12,519)
Corn May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/26/2019	USD	213,900	(18,565)
Corn May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	04/26/2019	USD	374,325	(32,848)
Corn July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	07/12/2019	USD	128,188	(3,039)
Corn July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	07/12/2019	USD	201,437	(4,569)
Corn July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	07/12/2019	USD	109,875	(2,774)
Cotton No. 2 May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	04/12/2019	USD	(77,610)	(2,325)
Cotton No. 2 May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	04/12/2019	USD	(116,415)	(3,515)
iBovespa Index April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	04/17/2019	BRL	3,341,555	(1,461)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR RISK PARITY II MV FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
KC HRW Wheat May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	04/26/2019	USD	21,500	$(4,429)
KC HRW Wheat July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	06/21/2019	USD	21,888	(136)
KOSPI 200 Index June Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	06/13/2019	KRW	1,386,000,000	(3,252)
Lean Hogs April Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	04/12/2019	USD	(30,950)	(7,790)
Lean Hogs April Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	04/12/2019	USD	(185,700)	(48,628)
Lean Hogs April Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	04/12/2019	USD	(61,900)	(16,464)
Live Cattle June Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	06/07/2019	USD	47,600	(288)
Live Cattle June Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	06/07/2019	USD	571,200	(4,589)
Soybean May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	04/26/2019	USD	176,850	(7,075)
Soybean May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	04/26/2019	USD	265,275	(12,317)
Soybean May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	04/26/2019	USD	353,700	(15,897)
Soybean May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/26/2019	USD	221,063	(9,640)
Soybean July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	07/12/2019	USD	179,550	(2,617)
Soybean July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	07/12/2019	USD	269,325	(4,111)
Soybean July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	07/12/2019	USD	269,325	(4,799)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR RISK PARITY II MV FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Soybean July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	07/12/2019	USD	359,100	$(5,251)
Soybean Meal May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	04/26/2019	USD	(61,300)	(80)
Soybean Meal May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	04/26/2019	USD	61,300	(2,180)
Soybean Meal May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	04/26/2019	USD	(183,900)	(120)
Soybean Meal May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/26/2019	USD	183,900	(8,619)
Soybean Meal July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	07/12/2019	USD	186,000	(337)
Soybean Oil May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	04/26/2019	USD	357,336	(28,005)
Soybean Oil July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	06/21/2019	USD	68,856	(29)
Sugar No. 11 May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	04/15/2019	USD	14,034	(414)
Sugar No. 11 May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	04/15/2019	USD	28,067	(737)
Sugar No. 11 April Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	04/30/2019	USD	(28,067)	(909)
Sugar No. 11 April Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	04/30/2019	USD	(14,034)	(437)
Wheat May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	04/26/2019	USD	(91,550)	(2,794)
Wheat May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	04/26/2019	USD	91,550	(11,467)

								(322,679)

								$(74,727)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR RISK PARITY II MV FUND

Futures contracts outstanding as of March 31, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
Amsterdam Exchange Index	1	4/2019	EUR	$122,930	$3,152
CAC 40 10 Euro Index	21	4/2019	EUR	1,258,637	22,386
FTSE/JSE Top 40 Index	5	4/2019	ZAR	175,979	2,356
Hang Seng Index	1	4/2019	HKD	185,205	2,241
HSCEI	14	4/2019	HKD	1,014,248	5,746
LME Aluminum Base Metal	1	4/2019	USD	47,645	(154)
LME Aluminum Base Metal	1	4/2019	USD	47,340	2,075
MSCI Taiwan Index	24	4/2019	USD	937,680	9,231
Brent Crude Oil	46	5/2019	USD	3,091,660	37,889
LME Aluminum Base Metal	1	5/2019	USD	47,719	(202)
LME Aluminum Base Metal	1	5/2019	USD	47,560	1,057
LME Copper Base Metal	1	5/2019	USD	162,038	747
LME Zinc Base Metal	1	5/2019	USD	73,702	6,504
Natural Gas	18	5/2019	USD	488,340	(25,557)
NY Harbor ULSD	9	5/2019	USD	746,474	(7,248)
RBOB Gasoline	7	5/2019	USD	549,192	7,788
Silver	21	5/2019	USD	1,586,550	(61,480)
Soybean Oil	12	5/2019	USD	204,192	(7,242)
WTI Crude Oil	89	5/2019	USD	5,364,920	156,725
100 oz Gold	35	6/2019	USD	4,544,750	(25,343)
Australia 10 Year Bond	35	6/2019	AUD	3,443,372	46,636
Canada 10 Year Bond	33	6/2019	CAD	3,433,472	55,270
DAX Index	2	6/2019	EUR	646,941	(490)
EURO STOXX 50 Index	99	6/2019	EUR	3,633,662	59,550
Euro-Bund	230	6/2019	EUR	42,916,135	590,568
FTSE 100 Index	39	6/2019	GBP	3,663,121	71,203
FTSE/MIB Index	5	6/2019	EUR	581,655	13,384
Japan 10 Year Bond Mini	123	6/2019	JPY	17,011,134	67,948
KOSPI 200 Index	4	6/2019	KRW	244,208	(1,267)
Lean Hogs	7	6/2019	USD	247,940	(3,093)
Live Cattle	10	6/2019	USD	476,000	(5,332)
LME Aluminum Base Metal	3	6/2019	USD	143,368	2,180
LME Aluminum Base Metal	8	6/2019	USD	382,200	3,234
LME Copper Base Metal	1	6/2019	USD	162,038	(244)
LME Copper Base Metal	4	6/2019	USD	648,267	14,616
LME Copper Base Metal	13	6/2019	USD	2,108,113	107,226
LME Lead Base Metal	1	6/2019	USD	50,425	343
LME Lead Base Metal	4	6/2019	USD	201,700	3,685
LME Nickel Base Metal	1	6/2019	USD	77,898	(1,495)
LME Nickel Base Metal	2	6/2019	USD	155,805	(216)
LME Nickel Base Metal	10	6/2019	USD	779,100	66,910
LME Zinc Base Metal	1	6/2019	USD	73,413	2,732
LME Zinc Base Metal	2	6/2019	USD	146,296	3,385
LME Zinc Base Metal	7	6/2019	USD	513,581	48,125
Low Sulphur Gasoil	20	6/2019	USD	1,219,000	(2,446)
Russell 2000 E-Mini Index	26	6/2019	USD	2,006,940	9,783
S&P 500 E-Mini Index	152	6/2019	USD	21,567,280	402,164
S&P Midcap 400 E-Mini Index	11	6/2019	USD	2,091,100	23,669
S&P/TSX 60 Index	9	6/2019	CAD	1,289,168	1,661
SPI 200 Index	9	6/2019	AUD	985,887	531
Sugar No. 11	50	6/2019	USD	708,400	4,481
TOPIX Index	24	6/2019	JPY	3,447,442	(7,821)
U.S. Treasury 10 Year Note	507	6/2019	USD	62,978,906	649,469
Cocoa	11	7/2019	USD	249,700	5,334
Coffee ‘C’	5	7/2019	USD	181,969	(2,287)
Corn	11	7/2019	USD	201,437	(9,324)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR RISK PARITY II MV FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts (continued)
Cotton No. 2	2	7/2019	USD	$78,310	$(209)
KC HRW Wheat	3	7/2019	USD	65,662	(1,032)
Silver	5	7/2019	USD	380,100	(3)
Soybean	30	7/2019	USD	1,346,625	(25,667)
Soybean Meal	6	7/2019	USD	186,000	(2,442)
Soybean Oil	3	7/2019	USD	51,642	(497)
Wheat	20	7/2019	USD	463,500	4,520
Feeder Cattle	2	8/2019	USD	156,250	4,276

					2,329,689

Short Contracts
LME Aluminum Base Metal	(1)	4/2019	USD	(47,340)	(2,360)
LME Aluminum Base Metal	(1)	4/2019	USD	(47,644)	3
LME Aluminum Base Metal	(1)	5/2019	USD	(47,719)	603
LME Aluminum Base Metal	(1)	5/2019	USD	(47,560)	(1,009)
LME Copper Base Metal	(1)	5/2019	USD	(162,037)	(566)
LME Zinc Base Metal	(1)	5/2019	USD	(73,702)	(6,717)
LME Aluminum Base Metal	(1)	6/2019	USD	(47,775)	(1,103)
LME Aluminum Base Metal	(3)	6/2019	USD	(143,368)	(2,294)
LME Copper Base Metal	(1)	6/2019	USD	(162,037)	1,159
LME Copper Base Metal	(4)	6/2019	USD	(648,267)	(15,504)
LME Lead Base Metal	(1)	6/2019	USD	(50,425)	(153)
LME Nickel Base Metal	(1)	6/2019	USD	(77,898)	1,977
LME Nickel Base Metal	(2)	6/2019	USD	(155,805)	(1,130)
LME Zinc Base Metal	(1)	6/2019	USD	(73,413)	(2,316)
LME Zinc Base Metal	(2)	6/2019	USD	(146,296)	(4,002)

					(33,412)

					$2,296,277

Forward foreign currency contracts outstanding as of March 31, 2019:

Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
GBP	39,130	USD	50,832	CITI	6/19/2019	$335
GBP	39,128	USD	50,829	JPMC	6/19/2019	335
USD	6,588	BRL	25,000	CITI**	6/19/2019	240
USD	6,588	BRL	25,000	JPMC**	6/19/2019	240
USD	7,635,658	EUR	6,693,086	CITI	6/19/2019	77,310
USD	7,635,626	EUR	6,693,067	JPMC	6/19/2019	77,300
USD	3,905,089	GBP	2,952,883	CITI	6/19/2019	43,911
USD	3,905,085	GBP	2,952,884	JPMC	6/19/2019	43,906
USD	60,199	HKD	471,000	CITI	6/19/2019	56
USD	60,199	HKD	471,000	JPMC	6/19/2019	56

Total unrealized appreciation						243,689

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR RISK PARITY II MV FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
EUR	1,327,874	USD	1,518,252	CITI	6/19/2019	$(18,714)
EUR	1,327,880	USD	1,518,261	JPMC	6/19/2019	(18,717)
GBP	469,045	USD	619,653	CITI	6/19/2019	(6,332)
GBP	469,029	USD	619,633	JPMC	6/19/2019	(6,333)
HKD	550,000	USD	70,252	CITI	6/19/2019	(20)
HKD	550,000	USD	70,252	JPMC	6/19/2019	(21)
USD	198,393	GBP	152,646	CITI	6/19/2019	(1,207)
USD	198,392	GBP	152,646	JPMC	6/19/2019	(1,207)

Total unrealized depreciation						(52,551)

Net unrealized appreciation						$191,138

**	Non-deliverable forward.

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

KRW - Korean Won

TWD - New Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

See notes to Consolidated Schedule of Investments.

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

INVESTMENTS	SHARES	VALUE ($)
LONG POSITIONS - 125.4%

COMMON STOCKS - 50.5%
Brazil - 0.0% (a)
Yamana Gold, Inc.	203,311	$529,444

Canada - 3.0%
Air Canada *(b)	958,286	23,097,535
ARC Resources Ltd.	179,517	1,225,124
Canadian Imperial Bank of Commerce (b)	111,770	8,832,201
Canadian Natural Resources Ltd.	166,118	4,560,833
Canadian Tire Corp. Ltd., Class A	34,440	3,710,866
CGI, Inc. *(b)	121,636	8,362,105
CI Financial Corp.	43,544	594,337
Fairfax Financial Holdings Ltd.	845	391,406
Hydro One Ltd. (c)	33,706	523,618
Intact Financial Corp.	40,295	3,409,704
Kinross Gold Corp. *	1,107,789	3,813,245
Linamar Corp.	44,038	1,579,153
Magna International, Inc.	77,845	3,790,455
Methanex Corp.	34,066	1,934,830
National Bank of Canada	73,927	3,336,355
Peyto Exploration & Development Corp.	265,166	1,386,995
Quebecor, Inc., Class B	31,720	777,601
Rogers Communications, Inc., Class B	20,381	1,096,107
Seven Generations Energy Ltd., Class A *	341,131	2,463,362
Teck Resources Ltd., Class B	36,710	849,383
Thomson Reuters Corp.	7,317	432,937
Toronto-Dominion Bank (The) (b)	210,791	11,439,042
Tourmaline Oil Corp.	332,276	5,132,021
West Fraser Timber Co. Ltd.	110,913	5,394,803

		98,134,018

China - 0.1%
Yangzijiang Shipbuilding Holdings Ltd. (2)	4,107,100	4,560,768

Italy - 4.5%
A2A SpA (2)	5,602,025	10,235,452
Assicurazioni Generali SpA (2)(b)	1,215,773	22,541,079
Autogrill SpA (2)	45,972	442,652
BPER Banca (2)	575,830	2,356,372
Enel SpA (2)(b)	5,908,690	37,861,754
Eni SpA (2)(b)	1,838,966	32,491,827
Hera SpA (2)	1,160,444	4,199,617
Italgas SpA (2)	281,201	1,737,564
Poste Italiane SpA (2)(c)	2,228,999	21,712,781
Terna Rete Elettrica Nazionale SpA (2)(b)	1,315,750	8,350,825
UnipolSai Assicurazioni SpA (2)	2,222,471	6,001,820

		147,931,743

Singapore - 0.2%
ComfortDelGro Corp. Ltd. (2)	822,900	1,564,041
Venture Corp. Ltd. (2)	276,400	3,672,315

		5,236,356

INVESTMENTS	SHARES	VALUE ($)
Spain - 1.4%
Repsol SA (2)(b)	2,590,613	$44,320,927

Switzerland - 0.1%
Temenos AG (Registered) (2)	16,337	2,410,285

United Kingdom - 0.9%
Fiat Chrysler Automobiles NV (2)	1,935,892	28,913,886

United States - 40.3%
Aaron’s, Inc.	14,516	763,542
Abbott Laboratories	48,508	3,877,730
ABIOMED, Inc. *	8,156	2,329,272
Adobe, Inc. *(b)	64,918	17,299,998
Air Lease Corp.	73,424	2,522,114
Akamai Technologies, Inc. *(b)	238,243	17,084,406
Alphabet, Inc., Class A *(b)	7,637	8,987,909
Amazon.com, Inc. *	2,469	4,396,672
Amdocs Ltd. (b)	147,837	7,999,460
American Eagle Outfitters, Inc. (b)	618,606	13,714,495
ANSYS, Inc. *	17,532	3,203,272
Anthem, Inc. (b)	110,011	31,570,956
AutoNation, Inc. *	16,533	590,559
Bausch Health Cos., Inc. *	75,438	1,861,182
Baxter International, Inc. (b)	154,190	12,537,189
Bed Bath & Beyond, Inc.	385,439	6,548,609
Best Buy Co., Inc.	77,460	5,504,308
Big Lots, Inc.	11,992	455,936
Boeing Co. (The) (b)	34,098	13,005,659
Booking Holdings, Inc. *(b)	14,203	24,782,957
Booz Allen Hamilton Holding Corp.	42,121	2,448,915
Broadridge Financial Solutions, Inc.	11,722	1,215,454
BRP, Inc.	161,947	4,493,579
CACI International, Inc., Class A *	2,902	528,222
Cadence Design Systems, Inc. *(b)	260,384	16,536,988
Cardinal Health, Inc.	26,062	1,254,885
CDK Global, Inc.	91,145	5,361,149
Centene Corp. *(b)	185,380	9,843,678
Cerner Corp. *	95,232	5,448,223
Chesapeake Energy Corp. *	2,995,512	9,286,087
Cigna Corp. (b)	55,683	8,954,940
Cirrus Logic, Inc. *(b)	413,280	17,386,690
Citrix Systems, Inc.	29,228	2,912,862
CNX Resources Corp. *	478,111	5,149,255
Cognizant Technology Solutions Corp., Class A	10,930	791,879
ConocoPhillips (b)	139,904	9,337,193
Cooper Cos., Inc. (The)	23,953	7,094,160
Curtiss-Wright Corp.	37,604	4,262,037
Danaher Corp. (b)	152,025	20,070,341
DexCom, Inc. *	13,563	1,615,353
Dick’s Sporting Goods, Inc.	179,073	6,591,677
Dillard’s, Inc., Class A (b)	128,492	9,253,994
DXC Technology Co. (b)	176,633	11,359,268
Eaton Corp. plc (b)	254,905	20,535,147
eBay, Inc.	16,831	625,103

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

INVESTMENTS	SHARES	VALUE ($)
United States - 40.3% (continued)
Edwards Lifesciences Corp. *	40,324	$7,715,191
Electronic Arts, Inc. *	57,619	5,855,819
EMCOR Group, Inc.	12,938	945,509
Encompass Health Corp.	16,487	962,841
Facebook, Inc., Class A *(b)	163,037	27,176,638
Fair Isaac Corp. *(b)	36,860	10,012,282
Foot Locker, Inc. (b)	274,247	16,619,368
Fortinet, Inc. *	83,517	7,012,922
Gap, Inc. (The)	163,984	4,293,101
GATX Corp.	36,254	2,768,718
Genpact Ltd.	11,114	390,991
Globus Medical, Inc., Class A *(b)	236,610	11,690,900
GrafTech International Ltd.	85,434	1,092,701
GrubHub, Inc. *	27,513	1,911,328
Haemonetics Corp. *	8,352	730,633
Harris Corp.	3,711	592,684
HCA Healthcare, Inc. (b)	210,547	27,451,118
Helmerich & Payne, Inc.	74,903	4,161,611
Henry Schein, Inc. *	8,263	496,689
HollyFrontier Corp. (b)	636,321	31,351,535
Humana, Inc. (b)	50,318	13,384,588
Huntington Ingalls Industries, Inc. (b)	164,705	34,126,875
IAC/InterActiveCorp *(b)	56,984	11,972,908
ICU Medical, Inc. *	22,393	5,359,317
Inogen, Inc. *	10,420	993,755
Intel Corp. (b)	160,555	8,621,804
International Business Machines Corp. (b)	138,955	19,606,551
Intuitive Surgical, Inc. *	6,091	3,475,403
ITT, Inc.	57,979	3,362,782
j2 Global, Inc. (b)	133,695	11,577,987
Jacobs Engineering Group, Inc.	11,447	860,700
Kohl’s Corp. (b)	473,748	32,579,649
Laboratory Corp. of America Holdings *(b)	170,090	26,020,368
Lam Research Corp. (b)	84,970	15,210,480
LogMeIn, Inc.	45,062	3,609,466
Macy’s, Inc. (b)	1,159,950	27,873,599
Manhattan Associates, Inc. *(b)	146,820	8,091,250
Marathon Petroleum Corp. (b)	228,609	13,682,249
Masimo Corp. *	5,935	820,692
Match Group, Inc. (b)	166,104	9,403,147
McDermott International, Inc. *(b)	1,236,024	9,196,019
McKesson Corp.	72,114	8,441,665
MEDNAX, Inc. *	33,064	898,349
Medtronic plc	101,372	9,232,962
Micron Technology, Inc. *(b)	1,325,372	54,777,624
Microsoft Corp. (b)	123,699	14,589,060
MKS Instruments, Inc.	54,332	5,055,593
Molina Healthcare, Inc. *(b)	99,776	14,164,201
Murphy USA, Inc. *(b)	116,591	9,982,521
Northrop Grumman Corp. (b)	37,851	10,204,630
Okta, Inc. *	20,252	1,675,448
ON Semiconductor Corp. *	242,385	4,985,859
Oracle Corp. (b)	416,050	22,346,046
Oshkosh Corp.	45,191	3,395,200
Parker-Hannifin Corp.	2,476	424,931
Patterson Cos., Inc.	36,435	796,105
Patterson-UTI Energy, Inc.	387,322	5,430,254
Paycom Software, Inc. *	4,234	800,776

INVESTMENTS	SHARES	VALUE ($)
United States - 40.3% (continued)
PBF Energy, Inc., Class A (b)	906,054	$28,214,522
Penske Automotive Group, Inc.	52,918	2,362,789
Phillips 66	52,013	4,950,077
Qorvo, Inc. *	6,030	432,532
Quanta Services, Inc.	149,904	5,657,377
Quest Diagnostics, Inc.	8,463	760,993
Qurate Retail, Inc. *(b)	880,827	14,075,615
Raytheon Co. (b)	165,441	30,123,497
ResMed, Inc.	6,161	640,559
RPC, Inc.	446,712	5,096,984
Sally Beauty Holdings, Inc. *	239,070	4,401,279
Science Applications International Corp.	12,940	995,733
Skyworks Solutions, Inc. (b)	135,140	11,146,347
SM Energy Co.	169,623	2,966,706
Snap-on, Inc. (b)	61,692	9,656,032
Southwestern Energy Co. *	3,426,181	16,068,789
Spirit AeroSystems Holdings, Inc., Class A (b)	349,501	31,989,826
Symantec Corp. (b)	460,213	10,580,297
SYNNEX Corp.	8,062	769,034
Synopsys, Inc. *	39,096	4,501,904
Target Corp.	5,023	403,146
Teledyne Technologies, Inc. *	12,930	3,064,539
Textron, Inc. (b)	334,872	16,964,616
TJX Cos., Inc. (The)	25,352	1,348,980
TripAdvisor, Inc. *(b)	254,039	13,070,307
Twilio, Inc., Class A *(b)	75,601	9,766,137
Twitter, Inc. *	128,368	4,220,740
UnitedHealth Group, Inc.	3,963	979,891
Universal Health Services, Inc., Class B	50,962	6,817,187
Urban Outfitters, Inc. *	277,798	8,233,933
Valero Energy Corp. (b)	302,846	25,690,426
Varian Medical Systems, Inc. *	26,732	3,788,459
Veeva Systems, Inc., Class A *(b)	182,690	23,176,053
VeriSign, Inc. *(b)	70,027	12,714,102
VMware, Inc., Class A (b)	119,726	21,611,740
Wayfair, Inc., Class A *	18,239	2,707,580
Whiting Petroleum Corp. *	57,304	1,497,927
Williams-Sonoma, Inc. (b)	226,711	12,757,028
Woodward, Inc. (b)	83,934	7,964,497

		1,313,824,876

TOTAL COMMON STOCKS (Cost $1,613,377,053)		1,645,862,303

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

INVESTMENTS	SHARES	VALUE ($)
SHORT-TERM INVESTMENTS - 74.9%

INVESTMENT COMPANIES - 53.3%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund, 2.26% (d)(e)	125,756,358	$125,756,358
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 2.37% (d)(e)	811,280,532	811,280,532
Limited Purpose Cash Investment Fund, 2.43% (d)(f)	775,150,497	775,072,981
UBS Select Treasury Preferred Fund, Class I, 2.35% (d)	25,965,904	25,965,904

TOTAL INVESTMENT COMPANIES (Cost $1,737,945,850)		1,738,075,775

	PRINCIPAL AMOUNT ($)

U.S. TREASURY OBLIGATIONS - 21.6%
U.S. Treasury Bills 2.36%, 4/4/2019 (2)(g)	7,888,000	7,886,448
2.41%, 4/11/2019 (2)(g)(h)	27,803,000	27,784,663
2.44%, 4/18/2019 (2)(g)(h)	60,981,000	60,912,896
2.46%, 4/25/2019 (2)(g)	2,356,000	2,352,327
2.41%, 5/2/2019 (2)(g)(i)	186,000,000	185,623,810
2.50%, 5/16/2019 (2)(g)(i)	54,106,000	53,946,207
2.49%, 5/23/2019 (2)(g)	5,107,000	5,089,701
2.51%, 5/30/2019 (2)(g)	5,124,000	5,104,244
2.49%, 7/18/2019 (2)(g)(i)	25,887,000	25,703,623
2.48%, 7/25/2019 (2)(g)(i)	38,314,000	38,024,665
2.48%, 8/1/2019 (2)(g)(i)	69,613,000	69,054,127
2.48%, 8/15/2019 (2)(g)(i)	57,367,000	56,850,665
2.49%, 8/22/2019 (2)(g)(j)	103,913,000	102,932,167
2.49%, 8/29/2019 (2)(g)(i)	52,157,000	51,644,666
2.49%, 9/12/2019 (2)(g)	2,194,000	2,170,337
2.48%, 9/19/2019 (2)(g)	1,382,000	1,366,442
2.44%, 9/26/2019 (2)(g)(j)	8,380,000	8,281,800

TOTAL U.S. TREASURY OBLIGATIONS (Cost $704,602,927)		704,728,788

TOTAL SHORT-TERM INVESTMENTS (Cost $2,442,548,777)		2,442,804,563

TOTAL LONG POSITIONS (Cost $4,055,925,830)		4,088,666,866

	SHARES

SHORT POSITIONS - (33.1)%

COMMON STOCKS - (33.1)%
Argentina - 0.0% (a)
MercadoLibre, Inc. *	(2,311)	(1,173,364)

Canada - (2.6)%
Agnico Eagle Mines Ltd.	(28,281)	(1,229,563)
AltaGas Ltd.	(813,409)	(10,706,674)
Barrick Gold Corp.	(169,117)	(2,318,422)

INVESTMENTS	SHARES	VALUE ($)
Canada - (2.6)% (continued)
BlackBerry Ltd. *	(293,991)	$(2,963,340)
Bombardier, Inc., Class B *	(2,042,308)	(3,927,662)
Cameco Corp.	(413,376)	(4,871,981)
Cenovus Energy, Inc.	(504,139)	(4,376,108)
Dollarama, Inc.	(137,251)	(3,661,465)
Element Fleet Management Corp.	(713,964)	(4,514,533)
Enbridge, Inc.	(247,979)	(8,981,317)
Finning International, Inc.	(22,917)	(407,459)
Keyera Corp.	(57,569)	(1,357,428)
Pembina Pipeline Corp.	(94,584)	(3,474,485)
Shopify, Inc., Class A *	(56,860)	(11,737,495)
SNC-Lavalin Group, Inc.	(37,365)	(948,140)
Stars Group, Inc. (The) *	(66,085)	(1,155,196)
TransCanada Corp.	(191,970)	(8,622,022)
Wheaton Precious Metals Corp.	(375,730)	(8,943,743)

		(84,197,033)

Ghana - (0.3)%
Kosmos Energy Ltd.	(1,831,291)	(11,408,943)

Italy - (1.9)%
Atlantia SpA (2)	(131,104)	(3,400,039)
Banca Generali SpA (2)	(15,475)	(385,229)
Brembo SpA (2)	(255,845)	(2,903,772)
Buzzi Unicem SpA (2)	(323,764)	(6,633,226)
Ferrari NV (2)	(223,037)	(29,964,617)
FinecoBank Banca Fineco SpA (2)	(108,791)	(1,433,356)
Leonardo SpA (2)	(873,009)	(10,167,736)
Prysmian SpA (2)	(410,647)	(7,782,803)
Recordati SpA (2)	(14,110)	(549,806)

		(63,220,584)

Luxembourg - (0.1)%
Tenaris SA (2)	(340,408)	(4,795,341)

Netherlands - (0.1)%
Koninklijke Vopak NV (2)	(69,720)	(3,339,386)

Portugal - 0.0% (a)
Banco Espirito Santo SA (Registered) (3)*(k)	(216,618)	(2)

Singapore - (0.1)%
CapitaLand Ltd. (2)	(797,800)	(2,152,585)
City Developments Ltd. (2)	(109,500)	(732,823)

		(2,885,408)

Switzerland - (0.4)%
STMicroelectronics NV (2)	(779,937)	(11,569,304)

United Kingdom - (0.3)%
CNH Industrial NV (2)	(904,910)	(9,219,837)

United States - (26.8)%
2U, Inc. *	(46,778)	(3,314,221)
3M Co.	(5,067)	(1,052,821)
Acadia Healthcare Co., Inc. *	(212,102)	(6,216,710)
Advanced Micro Devices, Inc. *	(386,230)	(9,856,590)
Allegion plc	(6,149)	(557,776)
Allscripts Healthcare Solutions, Inc. *	(360,978)	(3,443,730)
Anadarko Petroleum Corp.	(216,048)	(9,825,863)
Antero Resources Corp. *	(43,747)	(386,286)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

INVESTMENTS	SHARES	VALUE ($)
United States - (26.8)% (continued)
Apache Corp.	(397,509)	$(13,777,662)
Arconic, Inc.	(193,002)	(3,688,268)
Atlassian Corp. plc, Class A *	(30,357)	(3,411,823)
Avanos Medical, Inc. *	(22,010)	(939,387)
Baker Hughes a GE Co.	(677,834)	(18,789,558)
Brookdale Senior Living, Inc. *	(181,729)	(1,195,777)
BWX Technologies, Inc.	(98,624)	(4,889,778)
Cabot Oil & Gas Corp.	(636,068)	(16,601,375)
CarMax, Inc. *	(197,008)	(13,751,158)
Cheniere Energy, Inc. *	(597,877)	(40,870,873)
Colfax Corp. *	(13,101)	(388,838)
CommVault Systems, Inc. *	(70,250)	(4,547,985)
Concho Resources, Inc.	(63,092)	(7,000,688)
Conduent, Inc. *	(235,754)	(3,260,478)
Core Laboratories NV	(22,984)	(1,584,287)
Cree, Inc. *	(478,127)	(27,358,427)
Cypress Semiconductor Corp.	(363,745)	(5,427,075)
DENTSPLY SIRONA, Inc.	(157,198)	(7,795,449)
Devon Energy Corp.	(506,399)	(15,981,952)
Diamond Offshore Drilling, Inc. *	(146,226)	(1,533,911)
Dollar Tree, Inc. *	(214,295)	(22,509,547)
Donaldson Co., Inc.	(76,606)	(3,834,896)
Dril-Quip, Inc. *	(88,820)	(4,072,397)
Ensco plc, Class A	(1,703,835)	(6,696,072)
EQT Corp.	(778,079)	(16,137,358)
Equitrans Midstream Corp.	(239,506)	(5,216,441)
Extraction Oil & Gas, Inc. *	(260,649)	(1,102,545)
Fastenal Co.	(236,509)	(15,209,894)
FireEye, Inc. *	(882,807)	(14,822,330)
Five Below, Inc. *	(16,603)	(2,062,923)
Floor & Decor Holdings, Inc., Class A *	(284,009)	(11,706,851)
Flowserve Corp.	(228,861)	(10,330,786)
Gartner, Inc. *	(109,128)	(16,552,535)
General Electric Co.	(2,311,019)	(23,087,080)
Genuine Parts Co.	(21,840)	(2,446,735)
Global Payments, Inc.	(20,701)	(2,826,101)
Granite Construction, Inc.	(49,103)	(2,118,794)
Guidewire Software, Inc. *	(136,743)	(13,285,950)
HD Supply Holdings, Inc. *	(9,158)	(396,999)
HealthEquity, Inc. *	(75,888)	(5,614,194)
Hess Corp.	(456,356)	(27,486,322)
Insulet Corp. *	(112,867)	(10,732,523)
Kennametal, Inc.	(21,385)	(785,899)
L Brands, Inc.	(294,296)	(8,116,684)
Lennox International, Inc.	(23,041)	(6,092,040)
LKQ Corp. *	(538,267)	(15,276,017)
Marvell Technology Group Ltd.	(497,242)	(9,890,143)
Masco Corp.	(11,637)	(457,450)
Matador Resources Co. *	(31,959)	(617,767)
Maxim Integrated Products, Inc.	(42,262)	(2,247,071)
Medidata Solutions, Inc. *	(56,213)	(4,117,040)
Microchip Technology, Inc.	(26,969)	(2,237,348)
Middleby Corp. (The) *	(66,612)	(8,661,558)
Monolithic Power Systems, Inc.	(51,101)	(6,923,674)
MSC Industrial Direct Co., Inc., Class A	(5,905)	(488,403)
Nabors Industries Ltd.	(1,256,745)	(4,323,203)
National Oilwell Varco, Inc.	(256,353)	(6,829,244)
Noble Energy, Inc.	(472,937)	(11,695,732)

INVESTMENTS	SHARES	VALUE ($)
United States - (26.8)% (continued)
NOW, Inc. *	(453,190)	$(6,326,532)
NVIDIA Corp.	(95,829)	(17,207,055)
Occidental Petroleum Corp.	(106,629)	(7,058,840)
Oceaneering International, Inc. *	(132,615)	(2,091,339)
Ollie’s Bargain Outlet Holdings, Inc. *	(23,861)	(2,036,059)
ONEOK, Inc.	(457,018)	(31,918,137)
Pool Corp.	(28,920)	(4,770,932)
Premier, Inc., Class A *	(384,541)	(13,262,819)
Proofpoint, Inc. *	(17,986)	(2,184,040)
QUALCOMM, Inc.	(487,978)	(27,829,385)
Range Resources Corp.	(154,303)	(1,734,366)
RingCentral, Inc., Class A *	(22,473)	(2,422,589)
Rockwell Automation, Inc.	(16,121)	(2,828,591)
Schlumberger Ltd.	(561,103)	(24,447,258)
Signet Jewelers Ltd.	(59,473)	(1,615,287)
Silicon Laboratories, Inc. *	(6,712)	(542,732)
Superior Energy Services, Inc. *	(82,178)	(383,771)
Switch, Inc., Class A	(138,037)	(1,423,161)
Targa Resources Corp.	(731,907)	(30,410,736)
Tenet Healthcare Corp. *	(447,512)	(12,906,246)
Teradata Corp. *	(37,086)	(1,618,804)
Tiffany & Co.	(4,245)	(448,060)
Transocean Ltd. *	(1,657,497)	(14,436,799)
United Rentals, Inc. *	(13,865)	(1,584,076)
Univar, Inc. *	(615,617)	(13,642,073)
Universal Display Corp.	(191,833)	(29,321,674)
Visa, Inc., Class A	(2,881)	(449,983)
WABCO Holdings, Inc. *	(31,197)	(4,112,701)
Wabtec Corp.	(11,166)	(823,158)
Watsco, Inc.	(24,399)	(3,494,181)
Weatherford International plc *	(6,658,449)	(4,647,597)
Welbilt, Inc. *	(730,973)	(11,973,338)
Williams Cos., Inc. (The)	(832,463)	(23,908,337)
World Fuel Services Corp.	(114,871)	(3,318,623)
WPX Energy, Inc. *	(1,439,047)	(18,865,906)
Zillow Group, Inc., Class C *	(333,054)	(11,570,296)

		(872,072,773)

Zambia - (0.5)%
First Quantum Minerals Ltd.	(1,300,909)	(14,748,211)

TOTAL COMMON STOCKS (Proceeds $(1,092,200,644))		(1,078,630,186)

TOTAL SHORT POSITIONS (Proceeds $(1,092,200,644))		(1,078,630,186)

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 92.3% (Cost $2,963,725,186)		3,010,036,680

OTHER ASSETS IN EXCESS OF LIABILITIES - 7.7% (l)		249,822,085

NET ASSETS - 100.0%		$3,259,858,765

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$70,990,880	2.2%
Consumer Discretionary	132,109,692	4.1
Energy	(161,317,534)	(5.0)
Financials	74,281,977	2.3
Health Care	208,482,146	6.4
Industrials	70,495,749	2.2
Information Technology	144,223,920	4.4
Materials	(21,351,460)	(0.7)
Real Estate	(2,885,408)	(0.1)
Utilities	52,202,155	1.6
Short-Term Investments	2,442,804,563	74.9

Total Investments In Securities At Value	3,010,036,680	92.3

Other Assets in Excess of Liabilities (l)	249,822,085	7.7

Net Assets	$3,259,858,765	100.0%

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $1,186,567,347.
(c)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2019 amounted to $22,236,399, which represents approximately 0.68% of net assets of the fund.

(d)	Represents 7-day effective yield as of March 31, 2019.
(e)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(f)	For the period ended March 31, 2019, transactions in and earnings from issuers considered to be an affiliated person were as follows:

AFFILIATE	SHARES HELD AT 12/31/18	SHARES PURCHASED	SHARES SOLD	SHARES HELD AT 03/31/19	VALUE AT 03/31/19	DIVIDEND INCOME	NET REALIZED GAIN (LOSS)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Other Controlled Affiliates:

SHORT-TERM INVESTMENTS - 23.8%

INVESTMENT COMPANIES - 23.8%
Limited Purpose Cash Investment Fund, 2.43% (a) (Cost $774,943,055)	766,394,439	584,823,634	-576,067,576	775,150,497	$775,072,981	$5,397,277	$(426)	$(77,808)

(a)	Represents 7-day effective yield as of March 31, 2019.

(g)	The rate shown was the effective yield at the date of purchase.
(h)	All or a portion of the security pledged as collateral for futures contracts.
(i)	All or a portion of the security pledged as collateral for swap and futures contracts.
(j)	All or a portion of the security pledged as collateral for swap contracts.
(k)

Security fair valued as of March 31, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at March 31, 2019 amounted to $(2), which represents approximately (0.00)% of net assets of the fund.

(l)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All	securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2)	Level 2 security.
(3)	Level 3 security.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

Total return swap contracts outstanding as of March 31, 2019:

Over the Counter

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Corn May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	04/26/2019	USD	(37,592,925)	$2,069,118
Corn May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	04/26/2019	USD	(14,420,425)	1,136,645
Corn May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	04/26/2019	USD	(18,306,275)	1,422,142
Corn May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	04/26/2019	USD	(22,637,750)	1,144,676
DTOP Index June Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	06/20/2019	ZAR	(21,716,000)	4,861
KOSPI 200 Index June Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	06/13/2019	KRW	111,780,900,000	29,678
MSCI China Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the HIBOR plus or minus a specified spread (0.05%)	Monthly	GSIN	06/19/2019	HKD	(145,000,568)	128,484
MSCI Spain Net Return Index	Decreases in total return of reference entity and pays the EURIBOR plus or minus a specified spread (0.30%)	Increases in total return of reference entity	Monthly	CITI	06/21/2019	EUR	31,528,105	135,532
MSCI Switzerland Net Return Index	Decreases in total return of reference entity and pays the LIBOR plus or minus a specified spread (0.30%)	Increases in total return of reference entity	Monthly	CITI	06/21/2019	CHF	10,425,051	179,507
MSCI Switzerland Net Return Index	Decreases in total return of reference entity and pays the LIBOR plus or minus a specified spread (0.30%)	Increases in total return of reference entity	Monthly	CITI	06/21/2019	CHF	44,671,971	703,585
MSCI United Kingdom Net Returm Index	Decreases in total return of reference entity and pays the LIBOR plus or minus a specified spread (0.35%)	Increases in total return of reference entity	Monthly	CITI	06/21/2019	GBP	80,495	1,660

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Soybean May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	05/14/2019	USD	(25,024,275)	$1,225,501
Swiss Market Index June Futures	Decreases in total return of reference entity	Increases in total return of reference entity	Monthly	MLIN	06/21/2019	CHF	252,216,000	4,426,505
WIG20 Index June Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	06/21/2019	PLN	15,590,400	22,371

								12,630,265

BIST 30 Index April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/30/2019	TRY	108,765,975	(2,135,292)
HSCEI April Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	04/29/2019	HKD	(93,835,500)	(123,689)
iBovespa Index April Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	04/17/2019	BRL	(10,024,665)	(58,754)
MSCI Brazil Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the Brazilian Interbank Certificate of Deposit (“CDI”) plus or minus a specified spread (-0.75%)	Monthly	CITI	06/19/2019	BRL	(6,046,723)	(40,977)
MSCI Israel Daily Net Total Return Index	Decreases in total return of reference entity and pays the LIBOR plus or minus a specified spread (0.30%)	Increases in total return of reference entity	Monthly	JPMC	06/21/2019	USD	2,133,055	(13,621)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
MSCI Mexico Net Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the TIIE plus or minus a specified spread (-0.45%)	Monthly	CITI	06/19/2019	MXN	(22,190,367)	$(27,905)
MSCI Mexico Net Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the TIIE plus or minus a specified spread (-0.45%)	Monthly	CITI	06/19/2019	MXN	(7,221,840)	(10,610)
MSCI South Africa Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the JIBAR plus or minus a specified spread (-0.50%)	Monthly	CITI	06/19/2019	ZAR	(385,754,113)	(200,408)
Soybean May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	04/26/2019	USD	35,148,938	(1,717,475)
TAIEX Index April Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	04/17/2019	TWD	(1,089,474,400)	(462,158)
Tel Aviv Index April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	04/24/2019	ILS	60,788,530	(267,020)

								(5,057,909)

								$7,572,356

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

Futures contracts outstanding as of March 31, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
Amsterdam Exchange Index	1,083	4/2019	EUR	$133,133,556	$3,413,867
Brent Crude Oil	2,150	4/2019	USD	145,297,000	1,063,854
Hang Seng Index	660	4/2019	HKD	122,235,301	1,757,667
IBEX 35 Index	1,616	4/2019	EUR	166,562,535	1,102,915
LME Copper Base Metal	1	4/2019	USD	162,309	12,981
LME Copper Base Metal	1	4/2019	USD	162,302	13,924
LME Copper Base Metal	1	4/2019	USD	162,295	12,438
LME Copper Base Metal	2	4/2019	USD	324,575	27,670
LME Copper Base Metal	3	4/2019	USD	486,569	32,682
LME Copper Base Metal	8	4/2019	USD	1,297,100	111,968
LME Copper Base Metal	14	4/2019	USD	2,270,975	184,452
LME Copper Base Metal	31	4/2019	USD	5,027,813	347,175
LME Copper Base Metal	52	4/2019	USD	8,432,450	693,371
LME Copper Base Metal	72	4/2019	USD	11,678,706	1,122,978
Natural Gas	771	4/2019	USD	20,524,020	(1,263,314)
WTI Crude Oil	1,552	4/2019	USD	93,337,280	5,300,907
LME Copper Base Metal	6	5/2019	USD	973,350	49,808
LME Copper Base Metal	69	5/2019	USD	11,201,288	397,340
LME Copper Base Metal	82	5/2019	USD	13,310,650	523,866
LME Copper Base Metal	95	5/2019	USD	15,393,325	246,220
LME Copper Base Metal	119	5/2019	USD	19,291,388	(51,284)
Silver	2,651	5/2019	USD	200,283,050	(11,491,769)
3 Month Canadian Bankers Acceptance	860	6/2019	CAD	157,620,010	293,580
3 Month Euro Euribor	1,408	6/2019	EUR	396,060,306	74,790
ASX 90 Day Bank Accepted Bill	2,513	6/2019	AUD	1,777,168,998	1,181,323
Australia 10 Year Bond	7,985	6/2019	AUD	785,580,808	14,368,819
Australia 3 Year Bond	9,659	6/2019	AUD	779,399,943	4,041,695
Canada 10 Year Bond	2,218	6/2019	CAD	230,770,921	3,893,880
EURO STOXX 50 Index	7,781	6/2019	EUR	285,591,175	2,854,275
Euro-Bobl	1,637	6/2019	EUR	244,485,612	2,009,523
Euro-Bund	14,084	6/2019	EUR	2,627,960,219	51,400,415
FTSE 100 Index	3,825	6/2019	GBP	359,267,632	7,268,780
Japan 10 Year Bond	1,099	6/2019	JPY	1,519,937,923	5,559,084
KOSPI 200 Index	897	6/2019	KRW	54,763,545	108,134
LME Copper Base Metal	74	6/2019	USD	12,003,411	161,398
LME Copper Base Metal	110	6/2019	USD	17,838,673	162,288
LME Copper Base Metal	398	6/2019	USD	64,540,675	548,392
S&P/TSX 60 Index	477	6/2019	CAD	68,325,918	264,748
SPI 200 Index	4,261	6/2019	AUD	466,762,550	(95,893)
U.S. Treasury 2 Year Note	11,779	6/2019	USD	2,510,031,281	9,283,994
U.S. Treasury 5 Year Note	1,311	6/2019	USD	151,850,672	1,403,305
3 Month Canadian Bankers Acceptance	3,825	9/2019	CAD	701,507,605	1,107,319
3 Month Euro Euribor	6,420	9/2019	EUR	1,805,989,997	815,166
ASX 90 Day Bank Accepted Bill	4,919	9/2019	AUD	3,479,608,643	2,703,935
3 Month Canadian Bankers Acceptance	3,947	12/2019	CAD	724,030,166	1,281,791
3 Month Euro Euribor	6,164	12/2019	EUR	1,733,975,442	1,501,261
ASX 90 Day Bank Accepted Bill	4,780	12/2019	AUD	3,381,864,143	2,904,661
3 Month Canadian Bankers Acceptance	3,087	3/2020	CAD	566,619,907	856,871
3 Month Euro Euribor	4,756	3/2020	EUR	1,337,695,329	1,038,533
ASX 90 Day Bank Accepted Bill	3,995	3/2020	AUD	2,826,821,582	1,736,323

					122,338,106

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts
CAC 40 10 Euro Index	(368)	4/2019	EUR	$(22,056,117)	$(339,218)
FTSE Bursa Malaysia KLCI Index	(50)	4/2019	MYR	(1,007,961)	(975)
FTSE/JSE Top 40 Index	(985)	4/2019	ZAR	(34,667,767)	(116,533)
LME Copper Base Metal	(1)	4/2019	USD	(162,295)	(12,827)
LME Copper Base Metal	(1)	4/2019	USD	(162,302)	(13,886)
LME Copper Base Metal	(1)	4/2019	USD	(162,309)	(13,528)
LME Copper Base Metal	(2)	4/2019	USD	(324,575)	(28,302)
LME Copper Base Metal	(3)	4/2019	USD	(486,569)	(34,644)
LME Copper Base Metal	(8)	4/2019	USD	(1,297,100)	(109,024)
LME Copper Base Metal	(14)	4/2019	USD	(2,270,975)	(185,366)
LME Copper Base Metal	(31)	4/2019	USD	(5,027,813)	(346,904)
LME Copper Base Metal	(52)	4/2019	USD	(8,432,450)	(677,453)
LME Copper Base Metal	(72)	4/2019	USD	(11,678,706)	(1,121,828)
MSCI Singapore Index	(91)	4/2019	SGD	(2,415,252)	(12,674)
MSCI Taiwan Index	(932)	4/2019	USD	(36,413,240)	(385,875)
OMXS30 Index	(4,037)	4/2019	SEK	(67,140,043)	(500,139)
Copper	(1,504)	5/2019	USD	(110,393,600)	(1,370,643)
Corn	(2,505)	5/2019	USD	(44,651,625)	3,518,402
LME Copper Base Metal	(6)	5/2019	USD	(973,350)	(46,517)
LME Copper Base Metal	(69)	5/2019	USD	(11,201,288)	(401,654)
LME Copper Base Metal	(82)	5/2019	USD	(13,310,650)	(533,384)
LME Copper Base Metal	(95)	5/2019	USD	(15,393,325)	(253,005)
LME Copper Base Metal	(119)	5/2019	USD	(19,291,388)	21,161
100 oz Gold	(2,482)	6/2019	USD	(322,287,700)	3,931,176
3 Month Eurodollar	(1,119)	6/2019	USD	(272,630,363)	(646,721)
3 Month Sterling	(927)	6/2019	GBP	(149,653,649)	(126,330)
DAX Index	(873)	6/2019	EUR	(282,389,861)	243,237
Euro-Buxl	(839)	6/2019	EUR	(180,380,472)	(8,631,516)
Euro-Schatz	(32,339)	6/2019	EUR	(4,062,035,651)	(6,668,117)
FTSE/MIB Index	(832)	6/2019	EUR	(96,787,461)	(3,252,487)
LME Copper Base Metal	(74)	6/2019	USD	(12,003,411)	(170,204)
LME Copper Base Metal	(110)	6/2019	USD	(17,838,673)	(166,241)
LME Copper Base Metal	(1,357)	6/2019	USD	(220,054,513)	(1,789,936)
Long Gilt	(8,159)	6/2019	GBP	(1,374,774,776)	(22,746,927)
MEX BOLSA Index	(188)	6/2019	MXN	(4,216,531)	(124,617)
S&P 500 E-Mini Index	(5,644)	6/2019	USD	(800,827,160)	(19,477,159)
SET50 Index	(747)	6/2019	THB	(5,100,361)	(19,577)
TOPIX Index	(919)	6/2019	JPY	(132,008,301)	(197,468)
U.S. Treasury 10 Year Note	(17,562)	6/2019	USD	(2,181,529,687)	(30,393,941)
U.S. Treasury Long Bond	(1,856)	6/2019	USD	(277,762,000)	(7,272,688)
3 Month Eurodollar	(6,106)	9/2019	USD	(1,488,948,099)	(3,576,965)
3 Month Sterling	(5,548)	9/2019	GBP	(895,752,075)	(1,066,905)
3 Month Eurodollar	(5,834)	12/2019	USD	(1,423,058,449)	(3,056,469)
3 Month Sterling	(5,632)	12/2019	GBP	(909,222,598)	(1,497,079)
3 Month Eurodollar	(4,471)	3/2020	USD	(1,091,874,087)	(2,199,106)
3 Month Sterling	(4,232)	3/2020	GBP	(683,311,808)	(1,222,242)

					(113,093,098)

					$9,245,008

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

Forward foreign currency contracts outstanding as of March 31, 2019:

Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
AUD	35,249,767	USD	25,041,118	CITI	6/19/2019	$24,673
AUD	35,249,765	USD	25,041,148	JPMC	6/19/2019	24,641
CAD	130,959,305	USD	97,823,944	CITI	6/19/2019	367,220
CAD	130,959,304	USD	97,824,065	JPMC	6/19/2019	367,098
CHF	11,234,000	USD	11,290,066	CITI	6/19/2019	76,696
CHF	11,234,000	USD	11,290,080	JPMC	6/19/2019	76,681
CNY	43,113,800	USD	6,365,282	CITI**	6/19/2019	46,226
CNY	43,113,800	USD	6,365,290	JPMC**	6/19/2019	46,218
GBP	10,505,312	USD	13,646,846	CITI	6/19/2019	89,858
GBP	10,505,312	USD	13,646,863	JPMC	6/19/2019	89,841
HKD	55,678,000	USD	7,109,617	CITI	6/19/2019	69
INR	2,695,124,347	USD	37,460,920	CITI**	6/19/2019	959,744
INR	2,695,124,343	USD	37,460,966	JPMC**	6/19/2019	959,699
JPY	18,396,303	USD	166,222	CITI	6/19/2019	793
JPY	18,396,302	USD	166,222	JPMC	6/19/2019	793
MXN	705,396,015	USD	35,682,194	CITI	6/19/2019	201,772
MXN	705,396,016	USD	35,682,238	JPMC	6/19/2019	201,727
NOK	801,361	USD	92,499	CITI	6/19/2019	696
NOK	776,029	USD	89,514	JPMC	6/19/2019	735
NZD	55,382,809	USD	37,584,152	CITI	6/19/2019	189,025
NZD	55,382,812	USD	37,584,201	JPMC	6/19/2019	188,977
SEK	168,832,385	USD	18,088,026	CITI	6/19/2019	179,490
SEK	168,832,389	USD	18,088,212	JPMC	6/19/2019	179,306
USD	12,002,235	AUD	16,742,500	CITI	6/19/2019	96,794
USD	12,002,220	AUD	16,742,500	JPMC	6/19/2019	96,779
USD	61,687,534	BRL	235,327,516	CITI**	6/19/2019	1,930,696
USD	61,687,457	BRL	235,327,518	JPMC**	6/19/2019	1,930,619
USD	973,714	CAD	1,280,500	CITI	6/19/2019	13,616
USD	973,713	CAD	1,280,500	JPMC	6/19/2019	13,615
USD	54,890,635	CHF	54,163,012	CITI	6/19/2019	87,533
USD	54,890,572	CHF	54,163,017	JPMC	6/19/2019	87,465
USD	18,798,332	CNY	126,323,500	CITI**	6/19/2019	12,604
USD	18,802,115	CNY	126,323,500	JPMC**	6/19/2019	16,387
USD	826,867	DKK	5,386,211	CITI	6/19/2019	11,741
USD	826,866	DKK	5,386,212	JPMC	6/19/2019	11,740
USD	282,481,355	EUR	247,054,684	CITI	6/19/2019	3,488,187
USD	282,481,006	EUR	247,054,688	JPMC	6/19/2019	3,487,834
USD	1,212	GBP	918	CITI	6/19/2019	12
USD	1,226	GBP	928	JPMC	6/19/2019	13
USD	37,533,294	HKD	293,554,500	CITI	6/19/2019	48,469
USD	37,533,247	HKD	293,554,500	JPMC	6/19/2019	48,422
USD	56,833,229	ILS	204,000,047	CITI	6/19/2019	367,258
USD	56,833,157	ILS	204,000,044	JPMC	6/19/2019	367,187
USD	12,883,343	JPY	1,413,915,020	CITI	6/19/2019	46,803
USD	12,883,327	JPY	1,413,915,024	JPMC	6/19/2019	46,787
USD	119,349,162	KRW	133,797,054,480	CITI**	6/19/2019	1,483,992
USD	119,349,013	KRW	133,797,054,480	JPMC**	6/19/2019	1,483,842
USD	14,241,807	MXN	275,358,500	CITI	6/19/2019	234,137
USD	14,241,790	MXN	275,358,500	JPMC	6/19/2019	234,119
USD	93,849,623	NOK	802,299,030	CITI	6/19/2019	544,963
USD	93,849,505	NOK	802,299,028	JPMC	6/19/2019	544,844
USD	54,360,138	SEK	499,125,560	CITI	6/19/2019	355,191
USD	54,360,071	SEK	499,125,566	JPMC	6/19/2019	355,123
USD	2,352,573	SGD	3,172,000	CITI	6/19/2019	8,559
USD	2,352,582	SGD	3,172,000	JPMC	6/19/2019	8,567
USD	22,773,470	TWD	698,707,460	CITI**	6/19/2019	63,450
USD	22,773,442	TWD	698,707,476	JPMC**	6/19/2019	63,421
USD	20,477,490	ZAR	292,118,000	CITI	6/19/2019	423,298
USD	20,477,677	ZAR	292,118,000	JPMC	6/19/2019	423,485
ZAR	107,500,000	USD	7,350,468	CITI	6/19/2019	29,514
ZAR	107,500,000	USD	7,350,478	JPMC	6/19/2019	29,504

Total unrealized appreciation						22,768,548

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
AUD	70,924,228	USD	50,793,331	CITI	6/19/2019	$(359,754)
AUD	70,924,229	USD	50,793,395	JPMC	6/19/2019	(359,817)
BRL	7,322,798	USD	1,930,206	CITI**	6/19/2019	(70,724)
BRL	7,322,806	USD	1,930,210	JPMC**	6/19/2019	(70,726)
CAD	346,883,871	USD	263,110,550	CITI	6/19/2019	(3,022,642)
CAD	346,883,870	USD	263,110,879	JPMC	6/19/2019	(3,022,973)
CHF	10,396,000	USD	10,550,948	CITI	6/19/2019	(32,090)
CHF	10,396,000	USD	10,550,961	JPMC	6/19/2019	(32,103)
CNY	183,082,200	USD	27,337,746	CITI**	6/19/2019	(111,360)
CNY	183,082,200	USD	27,337,780	JPMC**	6/19/2019	(111,395)
EUR	1,513,500	USD	1,717,692	CITI	6/19/2019	(8,532)
EUR	1,513,500	USD	1,717,695	JPMC	6/19/2019	(8,535)
GBP	126,487,314	USD	167,108,821	CITI	6/19/2019	(1,714,521)
GBP	126,487,311	USD	167,109,026	JPMC	6/19/2019	(1,714,729)
HKD	119,833,000	USD	15,307,287	CITI	6/19/2019	(5,464)
HKD	175,511,000	USD	22,417,176	JPMC	6/19/2019	(5,667)
HUF	1,380,500,000	USD	4,990,391	CITI	6/19/2019	(141,317)
HUF	1,380,500,000	USD	4,990,397	JPMC	6/19/2019	(141,324)
ILS	54,148,000	USD	15,054,757	CITI	6/19/2019	(66,921)
ILS	54,148,000	USD	15,054,775	JPMC	6/19/2019	(66,940)
INR	160,000,000	USD	2,293,858	CITI**	6/19/2019	(12,959)
INR	160,000,000	USD	2,293,861	JPMC**	6/19/2019	(12,961)
JPY	55,188,903	USD	503,219	CITI	6/19/2019	(2,174)
JPY	55,188,906	USD	503,220	JPMC	6/19/2019	(2,175)
MXN	2,290,171,157	USD	117,180,236	CITI	6/19/2019	(677,701)
MXN	2,290,171,153	USD	117,180,382	JPMC	6/19/2019	(677,849)
NOK	1,501,401	USD	175,673	CITI	6/19/2019	(1,066)
NOK	1,526,726	USD	178,655	JPMC	6/19/2019	(1,102)
NZD	184,369,616	USD	126,491,879	CITI	6/19/2019	(744,809)
NZD	184,369,620	USD	126,492,040	JPMC	6/19/2019	(744,965)
PLN	86,500,000	USD	22,780,434	CITI	6/19/2019	(194,672)
PLN	86,500,000	USD	22,780,462	JPMC	6/19/2019	(194,699)
SEK	11,764,885	USD	1,279,954	CITI	6/19/2019	(7,004)
SEK	11,764,888	USD	1,280,050	JPMC	6/19/2019	(7,099)
SGD	17,427,749	USD	12,928,965	CITI	6/19/2019	(50,371)
SGD	17,427,752	USD	12,928,983	JPMC	6/19/2019	(50,388)
USD	6,778,188	CAD	9,074,500	CITI	6/19/2019	(25,725)
USD	6,778,179	CAD	9,074,500	JPMC	6/19/2019	(25,734)
USD	390,183,497	CHF	387,543,084	CITI	6/19/2019	(1,939,509)
USD	390,183,034	CHF	387,543,109	JPMC	6/19/2019	(1,939,997)
USD	100	GBP	77	CITI	6/19/2019	(1)
USD	100	GBP	77	JPMC	6/19/2019	(1)
USD	7,598	HKD	59,500	CITI	6/19/2019	—
USD	7,598	HKD	59,500	JPMC	6/19/2019	—
USD	63,375,014	JPY	7,010,139,506	CITI	6/19/2019	(268,087)
USD	63,374,934	JPY	7,010,139,508	JPMC	6/19/2019	(268,167)
USD	761,573	MXN	15,000,000	CITI	6/19/2019	(1,487)
USD	761,572	MXN	15,000,000	JPMC	6/19/2019	(1,488)
USD	42,601,738	NOK	368,940,430	CITI	6/19/2019	(304,786)
USD	42,601,685	NOK	368,940,427	JPMC	6/19/2019	(304,838)
USD	25,057,509	NZD	36,850,500	CITI	6/19/2019	(75,930)
USD	25,057,478	NZD	36,850,500	JPMC	6/19/2019	(75,961)
USD	80,734,939	SEK	748,688,341	CITI	6/19/2019	(272,483)
USD	80,734,839	SEK	748,688,348	JPMC	6/19/2019	(272,583)
USD	583,782	SGD	791,500	CITI	6/19/2019	(1,113)
USD	583,782	SGD	791,500	JPMC	6/19/2019	(1,113)
USD	6,360,140	TWD	195,924,373	CITI**	6/19/2019	(7,971)
USD	6,360,132	TWD	195,924,375	JPMC**	6/19/2019	(7,978)
USD	232,816	ZAR	3,408,000	CITI	6/19/2019	(1,147)
USD	232,816	ZAR	3,408,000	JPMC	6/19/2019	(1,147)
ZAR	11,500,000	USD	789,515	CITI	6/19/2019	(28)
ZAR	11,500,000	USD	789,516	JPMC	6/19/2019	(29)

Total unrealized depreciation						(20,246,831)

Net unrealized appreciation						$2,521,717

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CNY - Chinese Renminbi

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

NZD - New Zealand Dollar

PLN - Poland Zloty

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

TRY - Turkish Lira

TWD - New Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

Total Return Basket Swaps Outstanding at March 31, 2019

Over the Counter

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the BBR or AOISR plus or minus a specified spread (-0.08% to 0.04%), which is denominated in AUD based on the local currencies of the positions within the swap.	1-61 months maturity ranging from 04/10/2019 - 03/12/2024	$85,880,001	$6,497,509	$180,004	$6,677,513

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Australia
AGL Energy Ltd.	443,153	$6,854,261	$520,586	7.8%
BlueScope Steel Ltd.	637,715	6,329,641	781,409	11.7
Flight Centre Travel Group Ltd.	15,656	467,697	(289,837)	(4.3)
Fortescue Metals Group Ltd.	176,982	895,732	75,078	1.1
Harvey Norman Holdings Ltd.	747,019	2,133,087	260,348	3.9
Newcrest Mining Ltd.	429,629	7,780,595	1,584,289	23.7
Santos Ltd.	177,392	858,891	14,209	0.2
South32 Ltd.	1,210,982	3,216,115	(23,407)	(0.4)
Telstra Corp. Ltd.	1,399,011	3,298,956	412,034	6.2
Wesfarmers Ltd.	25,078	617,544	(4,601)	(0.1)
Woodside Petroleum Ltd.	419,213	10,291,696	1,358,062	20.3

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Short Positions

Common Stock

Australia
AMP Ltd.	(5,034,072)	$(7,518,254)	$3,581,100	53.6%
APA Group	(426,404)	(3,026,877)	(503,753)	(7.5)
Challenger Ltd.	(710,082)	(4,185,020)	734,327	11.0
Domino’s Pizza Enterprises Ltd.	(28,364)	(874,627)	(60,261)	(0.9)
Lendlease Group	(74,922)	(659,254)	(37,683)	(0.6)
Medibank Pvt Ltd.	(1,156,622)	(2,270,298)	(148,490)	(2.2)
Origin Energy Ltd.	(645,472)	(3,304,174)	(112,447)	(1.7)
QBE Insurance Group Ltd.	(913,530)	(7,992,404)	(1,370,873)	(20.5)
SEEK Ltd.	(294,182)	(3,669,962)	31,433	0.5
Treasury Wine Estates Ltd.	(81,338)	(863,420)	14,646	0.2

Ireland
James Hardie Industries plc	(679,848)	(8,771,496)	(318,660)	(4.8)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the HIBOR or HONIX plus or minus a specified spread (-0.18% to 0.04%), which is denominated in HKD based on the local currencies of the positions within the swap.	61 months maturity ranging from 04/19/2023 - 03/26/2024	$102,693,780	$(2,626,681)	$240,620	$(2,386,061)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Hong Kong
CK Hutchison Holdings Ltd.	797,000	$8,380,740	$(805,174)	33.7%
CLP Holdings Ltd.	1,322,500	15,339,144	1,375,969	(57.7)
Henderson Land Development Co. Ltd.	753,800	4,797,449	537,756	(22.5)
HKT Trust & HKT Ltd.	918,000	1,476,123	279,045	(11.7)
Hong Kong & China Gas Co. Ltd.	2,236,000	5,362,473	848,920	(35.6)
Li & Fung Ltd.	10,936,000	1,970,079	(2,400,115)	100.6
Lifestyle International Holdings Ltd.	715,500	1,241,033	(158,599)	6.6
Melco International Development Ltd.	1,075,000	2,521,933	(1,064,338)	44.6
New World Development Co. Ltd.	572,000	949,356	47,568	(2.0)
Sun Hung Kai Properties Ltd.	125,000	2,148,840	265,674	(11.1)
Swire Properties Ltd.	118,400	509,580	25,803	(1.1)
WH Group Ltd.	1,040,000	1,112,412	113,932	(4.8)
Yue Yuen Industrial Holdings Ltd.	1,563,500	5,382,751	761,022	(31.9)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Short Positions

Common Stock

China
Minth Group Ltd.	(1,896,000)	$(5,978,372)	$1,598,280	(67.0)%

Hong Kong
AIA Group Ltd.	(2,823,400)	(28,233,352)	(3,676,478)	154.1
ASM Pacific Technology Ltd.	(526,400)	(5,881,968)	230,992	(9.7)
Hang Lung Properties Ltd.	(162,000)	(395,675)	(3,663)	0.2
HK Electric Investments & HK Electric Investments Ltd.	(417,000)	(426,132)	(9,151)	0.4
Power Assets Holdings Ltd.	(391,500)	(2,716,204)	(19,480)	0.8
Techtronic Industries Co. Ltd.	(557,500)	(3,754,568)	(654,471)	27.4
Wharf Holdings Ltd. (The)	(129,000)	(389,976)	(10,300)	0.4
Wharf Real Estate Investment Co. Ltd.	(52,000)	(387,541)	(41,987)	1.8

Macau
MGM China Holdings Ltd.	(434,400)	(910,957)	(156,234)	6.5

United States
Samsonite International SA	(755,400)	(2,427,122)	288,348	(12.1)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Tokyo Overnight Average Rate (“TONAR”) or LIBOR plus or minus a specified spread (-0.80% to 0.03%), which is denominated in JPY based on the local currencies of the positions within the swap.	60-61 months maturity ranging from 04/20/2023 - 03/27/2024	$1,097,461,305	$10,042,456	$3,915,687	$13,958,143

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Japan
Central Japan Railway Co.	50,000	$11,622,328	$2,350,531	16.8%
Haseko Corp.	832,600	10,493,926	(1,601,536)	(11.5)
Idemitsu Kosan Co. Ltd.	395,500	13,228,732	(400,540)	(2.9)
Inpex Corp.	1,645,500	15,653,511	(5,108,992)	(36.6)
ITOCHU Corp.	1,589,600	28,809,560	(1,221,545)	(8.8)
Japan Airlines Co. Ltd.	220,100	7,756,226	(668,312)	(4.8)
JFE Holdings, Inc.	478,200	8,139,355	(1,655,500)	(11.9)
JXTG Holdings, Inc.	7,004,500	31,975,130	(11,488,237)	(82.3)
Kajima Corp.	568,900	8,415,585	(1,677,201)	(12.0)
KDDI Corp.	547,400	11,789,517	(1,750,059)	(12.5)
Marubeni Corp.	4,086,100	28,330,583	(994,352)	(7.1)
Mazda Motor Corp.	945,900	10,605,348	(1,772,748)	(12.7)
Mitsubishi Corp.	1,088,400	30,302,393	1,319,854	9.5
Mitsui & Co. Ltd.	1,204,500	18,742,550	(1,533,462)	(11.0)
Nippon Telegraph & Telephone Corp.	626,000	26,687,064	(873,585)	(6.3)
Nissan Motor Co. Ltd.	1,302,400	10,695,502	(2,489,217)	(17.8)
Obayashi Corp.	1,034,600	10,427,408	(307,373)	(2.2)
Resona Holdings, Inc.	2,384,500	10,329,838	(1,615,478)	(11.6)
Showa Denko KK	289,900	10,247,378	46,820	0.3
Sojitz Corp.	5,693,400	20,116,825	1,377,009	9.9
Sumitomo Corp.	882,100	12,229,692	(2,353,407)	(16.9)
Taisei Corp.	209,100	9,727,913	(397,681)	(2.8)
Tokyo Electric Power Co. Holdings, Inc.	8,126,100	51,406,589	11,780,158	84.4
Tokyo Gas Co. Ltd.	323,300	8,751,643	512,515	3.7

Short Positions

Common Stock

Japan
Aeon Co. Ltd.	(713,400)	(14,942,404)	(1,775,531)	(12.7)
CyberAgent, Inc.	(316,200)	(12,939,043)	1,952,511	14.0
Daifuku Co. Ltd.	(327,700)	(17,141,746)	(182,112)	(1.3)
Daikin Industries Ltd.	(134,500)	(15,809,764)	(382,742)	(2.7)
FamilyMart UNY Holdings Co. Ltd.	(471,600)	(12,021,498)	1,619,987	11.6
Fast Retailing Co. Ltd.	(35,500)	(16,719,118)	(1,735,832)	(12.4)
Isetan Mitsukoshi Holdings Ltd.	(971,900)	(9,832,450)	345,434	2.5
Kansai Paint Co. Ltd.	(441,400)	(8,437,340)	1,079,392	7.7
Keyence Corp.	(19,900)	(12,441,381)	(1,023,310)	(7.3)
Kikkoman Corp.	(281,500)	(13,841,679)	(2,694,242)	(19.3)
M3, Inc.	(809,400)	(13,621,941)	1,321,379	9.5
Marui Group Co. Ltd.	(537,400)	(10,865,775)	(32,236)	(0.2)
MonotaRO Co. Ltd.	(515,300)	(11,519,413)	41,550	0.3
Nidec Corp.	(302,100)	(38,467,878)	6,433,560	46.1
Nintendo Co. Ltd.	(85,500)	(24,512,081)	5,435,433	38.9
Nippon Paint Holdings Co. Ltd.	(379,600)	(14,984,355)	(695,488)	(5.0)
PeptiDream, Inc.	(188,900)	(9,303,353)	(1,248,022)	(8.9)
Persol Holdings Co. Ltd.	(551,200)	(8,950,608)	1,925,795	13.8
Pigeon Corp.	(266,200)	(10,921,858)	1,173,012	8.4
Shimano, Inc.	(64,300)	(10,469,130)	(2,080,277)	(14.9)
Sony Financial Holdings, Inc.	(461,700)	(8,713,146)	(617,795)	(4.4)
TOTO Ltd.	(344,200)	(14,635,381)	(244,643)	(1.8)
Yakult Honsha Co. Ltd.	(110,000)	(7,712,501)	(44,042)	(0.3)
Yamato Holdings Co. Ltd.	(414,100)	(10,713,110)	51,902	0.4
Yaskawa Electric Corp.	(1,050,600)	(33,171,178)	11,074,336	79.3
ZOZO, Inc.	(463,800)	(8,768,544)	934,201	6.7

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR and Federal Funds Floating Rate plus or minus a specified spread (-0.07% to 0.03%), which is denominated in USD based on the local currencies of the positions within the swap.	60-61 months maturity ranging from 04/19/2023 - 03/26/2024	$3,053,983,050	$46,531,456	$(6,028,469)	$40,502,987

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

United States
AbbVie, Inc.	234,802	$18,922,693	$(3,527,981)	(8.7)%
AES Corp.	975,022	17,628,398	2,449,812	6.0
Aflac, Inc.	576,015	28,800,750	2,695,295	6.7
Alexion Pharmaceuticals, Inc.	135,418	18,305,805	2,863,657	7.1
Amgen, Inc.	211,579	40,195,778	(2,069,247)	(5.1)
Arrow Electronics, Inc.	321,478	24,773,095	19,268	0.0
Assured Guaranty Ltd.	490,632	21,798,780	3,643,319	9.0
Biogen, Inc.	158,365	37,434,319	(10,578,994)	(26.1)
Charles River Laboratories International, Inc.	293,200	42,587,300	9,115,225	22.5
Cisco Systems, Inc.	390,478	21,081,907	2,676,576	6.6
Consolidated Edison, Inc.	546,107	46,315,335	4,143,059	10.2
Everest Re Group Ltd.	92,691	20,017,548	(2,916,986)	(7.2)
Exelixis, Inc.	1,131,259	26,923,964	3,123,567	7.7
Exelon Corp.	991,610	49,709,409	10,635,052	26.3
Gilead Sciences, Inc.	447,932	29,120,059	(4,701,813)	(11.6)
IQVIA Holdings, Inc.	340,678	49,006,530	12,630,154	31.2
Merck & Co., Inc.	256,043	21,295,096	2,791,271	6.9
Pfizer, Inc.	570,284	24,219,961	(807,303)	(2.0)
PulteGroup, Inc.	816,723	22,835,575	(685,803)	(1.7)
Regeneron Pharmaceuticals, Inc.	63,738	26,172,098	2,548,645	6.3
Reinsurance Group of America, Inc.	126,356	17,940,025	(1,401,288)	(3.5)
Robert Half International, Inc.	277,532	18,083,985	849,482	2.1
Tech Data Corp.	256,517	26,269,906	5,109,475	12.6
Tyson Foods, Inc.	254,968	17,702,428	(515,035)	(1.3)
United Therapeutics Corp.	233,982	27,462,467	597,910	1.5
Verizon Communications, Inc.	646,926	38,252,734	2,383,700	5.9
Viacom, Inc.	1,272,762	35,726,429	(2,649,571)	(6.5)
Vistra Energy Corp.	1,277,859	33,262,670	4,158,917	10.3

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Short Positions

Common Stock

United States
Agios Pharmaceuticals, Inc.	(270,071)	$(18,213,588)	$4,381,666	10.8%
Alnylam Pharmaceuticals, Inc.	(230,757)	(21,564,242)	(517,347)	(1.3)
American International Group, Inc.	(705,568)	(30,381,758)	6,556,013	16.2
Aptiv plc	(248,429)	(19,747,621)	1,343,417	3.3
Axalta Coating Systems Ltd.	(854,441)	(21,540,458)	6,186,153	15.3
Charter Communications, Inc.	(66,079)	(22,923,466)	(2,805,958)	(6.9)
Conagra Brands, Inc.	(843,652)	(23,402,906)	(4,822,929)	(11.9)
Crown Holdings, Inc.	(570,431)	(31,128,420)	(5,693,986)	(14.1)
FirstEnergy Corp.	(1,054,975)	(43,897,510)	(6,897,227)	(17.0)
Freeport-McMoRan, Inc.	(2,438,679)	(31,434,572)	(2,454,811)	(6.1)
Kraft Heinz Co. (The)	(851,051)	(27,786,815)	13,490,161	33.3
Liberty Broadband Corp.	(195,510)	(17,936,087)	(2,271,669)	(5.6)
Martin Marietta Materials, Inc.	(241,424)	(48,569,680)	(2,120,841)	(5.2)
Mattel, Inc.	(2,229,430)	(28,982,590)	3,094,573	7.6
Newell Brands, Inc.	(2,117,993)	(32,490,013)	5,635,077	13.9
Pure Storage, Inc.	(950,945)	(20,721,092)	(2,663,456)	(6.6)
Royal Gold, Inc.	(233,999)	(21,277,529)	(1,506,013)	(3.7)
Sealed Air Corp.	(1,185,445)	(54,601,597)	(2,130,092)	(5.3)
Tesla, Inc.	(282,558)	(79,076,682)	(2,255,970)	(5.6)
United Parcel Service, Inc.	(164,615)	(18,394,080)	(1,606,253)	(4.0)
Vulcan Materials Co.	(417,684)	(49,453,786)	(648,548)	(1.6)
Zayo Group Holdings, Inc.	(1,149,215)	(32,660,690)	7,769,723	19.2

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR plus or minus a specified spread (-3.05% to 0.30%), which is denominated in GBP based on the local currencies of the positions within the swap.	22-39 months maturity 01/14/2021	$233,745,438	$(173,903)	$(31,878)	$(205,781)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Russia
Evraz plc	660,876	$5,346,844	$1,034,129	(502.5)%

South Africa
Anglo American plc	118,326	3,164,792	175,674	(85.4)
Investec plc	362,638	2,089,726	(364,749)	177.3

United Kingdom
Barratt Developments plc	1,380,225	10,781,381	(212,878)	103.4
Bellway plc	257,994	10,235,227	(1,596,816)	776.0
Berkeley Group Holdings plc	290,688	13,974,801	1,181	(0.6)
Britvic plc	85,626	1,062,675	197,927	(96.2)
BT Group plc	3,154,144	9,163,799	(1,172,488)	569.8
Centrica plc	3,332,545	4,964,151	(897,704)	436.2
Close Brothers Group plc	176,525	3,347,026	249,580	(121.3)
Drax Group plc	558,617	2,754,433	(4,616)	2.2
Greene King plc	654,491	5,673,895	1,162,774	(565.1)
Hays plc	826,467	1,617,099	(373,860)	181.7
Howden Joinery Group plc	444,175	2,810,012	144,270	(70.1)
Indivior plc	637,899	798,543	(2,376,705)	1155.0
National Grid plc	1,569,159	17,418,183	854,093	(415.0)
Pennon Group plc	156,219	1,513,566	(11,270)	5.5
Persimmon plc	312,665	8,843,920	(2,419,745)	1175.9
Royal Mail plc	1,794,058	5,574,670	(3,569,527)	1734.6
Taylor Wimpey plc	3,173,716	7,258,923	(906,215)	440.4
United Utilities Group plc	498,933	5,299,002	105,511	(51.3)
William Hill plc	1,136,701	2,378,482	(2,053,780)	998.0

Short Positions

Common Stock

South Africa
Old Mutual Ltd.	(5,086,289)	(7,482,289)	2,915,155	(1416.6)

United Arab Emirates
NMC Health plc	(155,644)	(4,639,240)	1,026,681	(498.9)

United Kingdom
Ashtead Group plc	(97,346)	(2,353,304)	(60,006)	29.2
B&M European Value Retail SA	(444,257)	(2,164,089)	41,297	(20.1)
Barclays plc	(406,276)	(818,350)	66,646	(32.4)
British American Tobacco plc	(182,788)	(7,625,519)	3,644,439	(1771.0)
Capita plc	(4,390,429)	(7,099,613)	148,763	(72.3)
Cobham plc	(1,807,465)	(2,599,648)	497,067	(241.6)
ConvaTec Group plc	(1,090,472)	(2,012,107)	646,621	(314.2)
CYBG plc	(340,085)	(879,767)	(10,624)	5.2
Halma plc	(54,877)	(1,196,426)	(226,134)	109.9
Hargreaves Lansdown plc	(122,635)	(2,979,270)	(92,827)	45.1
Hiscox Ltd.	(73,879)	(1,501,436)	(18,889)	9.2
HSBC Holdings plc	(102,291)	(831,202)	66,352	(32.2)
IMI plc	(233,026)	(2,910,164)	774,848	(376.5)
Just Eat plc	(235,261)	(2,302,124)	267,863	(130.2)
Melrose Industries plc	(6,635,316)	(15,848,740)	(329,100)	159.9
Ocado Group plc	(110,702)	(1,976,524)	(602,260)	292.7
Prudential plc	(482,100)	(9,663,926)	1,615,973	(785.3)
Rentokil Initial plc	(431,463)	(1,987,442)	(130,052)	63.2
RSA Insurance Group plc	(431,796)	(2,857,462)	397,106	(193.0)
Spirax-Sarco Engineering plc	(10,474)	(981,605)	(131,548)	63.9

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
United Kingdom (continued)
St James’s Place plc	(176,742)	$(2,368,549)	$(80,952)	39.3%
Standard Chartered plc	(992,729)	(7,652,298)	1,688,595	(820.6)
Standard Life Aberdeen plc	(666,588)	(2,291,083)	420,605	(204.4)
Tesco plc	(660,956)	(2,000,382)	(233,207)	113.3
Weir Group plc (The)	(43,418)	(882,472)	185,915	(90.3)

United States
Ferguson plc	(12,476)	(794,610)	55,201	(26.8)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the SARON plus or minus a specified spread (-2.75% to 0.35%), which is denominated in CHF based on the local currencies of the positions within the swap.	7-15 months maturity 05/16/2019	$94,203,281	$18,803,518	$3,366,056	$22,169,574

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Switzerland
Helvetia Holding AG (Registered)	4,441	$2,712,718	$258,242	1.2%
Roche Holding AG	74,898	20,638,509	2,899,649	13.1
Sonova Holding AG (Registered)	8,204	1,625,785	377,315	1.7
Swiss Life Holding AG (Registered)	61,209	26,968,696	5,401,467	24.4
Zurich Insurance Group AG	28,366	9,390,187	816,786	3.7

Short Positions

Common Stock

Austria
ams AG	(179,569)	(4,854,212)	2,182,585	9.8

Switzerland
Credit Suisse Group AG (Registered)	(1,002,754)	(11,688,523)	5,564,691	25.1
dormakaba Holding AG	(720)	(515,913)	2,708	0.0
Idorsia Ltd.	(237,194)	(4,181,163)	858,545	3.9
LafargeHolcim Ltd. (Registered)	(60,850)	(3,008,587)	(245,360)	(1.1)
OC Oerlikon Corp. AG (Registered)	(364,948)	(4,674,367)	757,096	3.4
Vifor Pharma AG	(29,148)	(3,944,621)	(70,206)	(0.3)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the CIBOR plus or minus a specified spread (-0.35% to 0.35%), which is denominated in DKK based on the local currencies of the positions within the swap.	12-24 months maturity 02/18/2020	$74,520,676	$62,866	$431,146	$494,012

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Denmark
Carlsberg A/S	10,118	$1,265,238	$178,725	36.2%
Coloplast A/S	20,085	2,204,743	316,558	64.1
Demant A/S	73,148	2,164,938	(215,525)	(43.6)
GN Store Nord A/S	79,105	3,673,832	971,587	196.7
H Lundbeck A/S	131,304	5,694,007	(218,999)	(44.3)
Jyske Bank A/S (Registered)	20,709	800,787	(143,963)	(29.1)
Novo Nordisk A/S	111,035	5,803,285	568,198	115.0
Orsted A/S	77,525	5,880,294	1,237,818	250.6
Pandora A/S	96,146	4,505,079	(1,085,713)	(219.8)
Rockwool International A/S	19,137	4,487,872	(1,789,130)	(362.2)
Vestas Wind Systems A/S	11,985	1,010,170	23,508	4.8

Short Positions

Common Stock

Denmark
AP Moller - Maersk A/S	(15,412)	(19,540,077)	920,928	186.4
FLSmidth & Co. A/S	(37,413)	(1,617,825)	543,573	110.0
Genmab A/S	(91,475)	(15,872,529)	(1,244,699)	(252.0)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the EONIA plus or minus a specified spread (-2.25% to 0.35%), which is denominated in EUR based on the local currencies of the positions within the swap.	8-24 months maturity 11/12/2019	$805,030,642	$2,585,081	$(2,631,197)	$(46,116)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Belgium
Ageas	226,347	$10,918,203	$(10,997)	23.8%
KBC Group NV	127,674	8,925,799	(1,081,471)	2345.1

Finland
Neste OYJ	259,254	27,636,658	11,060,906	(23985.0)

France
AXA SA	578,398	14,547,226	857,368	(1859.2)
CNP Assurances	230,516	5,075,502	(61,950)	134.3
Electricite de France SA	700,756	9,592,909	(946,701)	2052.9
Engie SA	1,897,539	28,297,711	(1,726,086)	3742.9
Peugeot SA	864,590	21,097,414	1,510,692	(3275.9)
Renault SA	212,497	14,049,818	(7,017,688)	15217.5
Societe Generale SA	261,421	7,553,364	(2,193,010)	4755.4
TOTAL SA	671,898	37,390,667	1,114,880	(2417.6)

Germany
Allianz SE (Registered)	123,678	27,561,347	1,426,607	(3093.5)
Aurubis AG	98,572	5,287,657	(2,979,776)	6461.5
Bayerische Motoren Werke AG	107,650	8,312,091	(1,891,674)	4102.0
Covestro AG	83,119	4,585,778	(3,001,911)	6509.5
Deutsche Lufthansa AG (Registered)	1,083,886	23,824,926	(9,532,014)	20669.6
E.ON SE	1,910,273	21,257,970	1,241,616	(2692.4)
Hannover Rueck SE	95,009	13,651,918	1,974,864	(4282.4)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	43,826	10,386,516	1,080,797	(2343.6)
Volkswagen AG (Preference)	135,443	21,353,258	(4,040,892)	8762.5

Netherlands
Aegon NV	2,483,015	11,927,067	(3,683,824)	7988.2
ASR Nederland NV	227,353	9,472,970	808,551	(1753.3)
Koninklijke Ahold Delhaize NV	1,189,286	31,663,270	4,186,030	(9077.2)
NN Group NV	484,316	20,150,670	434,081	(941.3)

Spain
Banco Bilbao Vizcaya Argentaria SA	761,150	4,349,086	71,281	(154.6)
Endesa SA	708,736	18,087,243	4,326,952	(9382.8)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Short Positions

Common Stock

Belgium
Anheuser-Busch InBev SA/NV	(72,794)	$(6,110,631)	$788,772	(1710.4)%
Galapagos NV	(129,996)	(15,285,782)	(2,258,991)	4898.5
Telenet Group Holding NV	(131,116)	(6,305,355)	1,377,532	(2987.1)

France
Accor SA	(226,897)	(9,191,426)	1,452,465	(3149.6)
Airbus SE	(275,452)	(36,507,375)	(9,607,394)	20833.1
Edenred	(400,645)	(18,245,589)	(7,079,655)	15351.8
Iliad SA	(118,820)	(11,939,043)	9,650,087	(20925.7)
Ingenico Group SA	(148,701)	(10,621,980)	1,804,503	(3913.0)
Remy Cointreau SA	(54,684)	(7,294,018)	(541,254)	1173.7
Valeo SA	(359,687)	(10,442,692)	1,672,536	(3626.8)
Vivendi SA	(330,119)	(9,566,872)	(1,684,506)	3652.8

Germany
Continental AG	(45,269)	(6,829,231)	625,770	(1356.9)
Delivery Hero SE	(123,759)	(4,472,705)	165,492	(358.9)
Deutsche Bank AG (Registered)	(3,963,263)	(32,308,580)	25,104,165	(54437.0)
Infineon Technologies AG	(351,414)	(6,976,418)	68,207	(147.9)
OSRAM Licht AG	(376,884)	(12,983,351)	2,682,513	(5816.9)
Telefonica Deutschland Holding AG	(1,597,074)	(5,021,845)	2,103,779	(4561.9)
Zalando SE	(109,199)	(4,266,319)	(828,161)	1795.8

Netherlands
ASML Holding NV	(60,517)	(11,374,153)	(1,163,454)	2522.9
Koninklijke KPN NV	(4,270,620)	(13,556,531)	(2,011,204)	4361.2
OCI NV	(173,907)	(4,790,769)	(1,198,004)	2597.8

Spain
Cellnex Telecom SA	(490,692)	(14,405,658)	(3,459,365)	7501.4
Ferrovial SA	(216,580)	(5,075,217)	(822,048)	1782.6
Industria de Diseno Textil SA	(1,317,257)	(38,729,239)	(539,150)	1169.1

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the NIBOR plus or minus a specified spread (-0.35% to 0.35%), which is denominated in NOK based on the local currencies of the positions within the swap.	24 months maturity 02/18/2020	$41,588,909	$1,458,379	$(325,371)	$1,133,008

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Norway
DNB ASA	220,722	$4,065,655	$(57,907)	(5.1)%
Equinor ASA	361,872	7,932,262	(1,068,254)	(94.3)
Gjensidige Forsikring ASA	32,663	564,595	2,955	0.3
Mowi ASA	843,142	18,836,599	4,885,546	431.2
Norsk Hydro ASA	127,927	520,254	(70,821)	(6.3)
Salmar ASA	52,364	2,515,160	421,592	37.2

Short Positions

Common Stock

Norway
Schibsted ASA	(182,015)	(7,154,384)	(2,654,732)	(234.3)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the STIBOR plus or minus a specified spread (-0.50% to 0.35%), which is denominated in SEK based on the local currencies of the positions within the swap.	11-24 months maturity 02/18/2020	$59,283,818	$(9,515,187)	$(1,234,038)	$(10,749,225)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Malta
Kindred Group plc	85,788	$860,595	$(229,377)	2.1%
Sweden
Axfood AB	68,419	1,273,596	(29,514)	0.3
Boliden AB	510,713	14,554,831	(1,200,583)	11.2
Elekta AB	35,115	437,391	(41,628)	0.4

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Sweden (continued)
Modern Times Group MTG AB	15,519	$198,952	$(29,235)	0.3%
Nordic Entertainment Group AB	15,519	363,884	46,255	(0.4)
Securitas AB	178,153	2,881,832	264,399	(2.5)
SSAB AB	747,345	2,691,887	(1,118,984)	10.4
Swedbank AB	106,115	1,499,714	(749,852)	7.0
Swedish Orphan Biovitrum AB	310,033	7,276,632	(56,617)	0.5
Volvo AB	97,174	1,507,765	(98,852)	0.9

Short Positions

Common Stock

Colombia
Millicom International Cellular SA	(61,722)	(3,748,476)	(57,112)	0.5

Sweden
Assa Abloy AB	(49,478)	(1,067,851)	(193,583)	1.8
Svenska Cellulosa AB SCA	(769,277)	(6,679,493)	(399,027)	3.7
Telefonaktiebolaget LM Ericsson	(1,545,928)	(14,240,919)	(5,621,477)	52.3

See notes to Consolidated Schedule of Investments.

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

INVESTMENTS	SHARES	VALUE ($)
LONG POSITIONS - 110.6%

COMMON STOCKS - 20.2%
Belgium - 0.3%
Ageas (a)	11,019	$531,519
bpost SA	5,549	59,868
Colruyt SA (a)	1,450	107,143
KBC Group NV	288	20,134
Proximus SADP	2,324	67,165
UCB SA (a)	3,801	326,515

		1,112,344

Brazil - 0.0% (b)
Yamana Gold, Inc. (1)(a)	23,132	60,238

Canada - 2.0%
Air Canada (1)*(a)	49,565	1,194,665
ARC Resources Ltd. (1)(a)	24,474	167,024
Atco Ltd., Class I (1)	1,141	38,422
Canadian Imperial Bank of Commerce (1)(a)	10,039	793,294
Canadian Natural Resources Ltd. (1)	965	26,494
Canadian Tire Corp. Ltd., Class A (1)(a)	2,025	218,191
CGI, Inc. (1)*(a)	10,026	689,257
CI Financial Corp. (1)	3,140	42,858
Empire Co. Ltd., Class A (1)(a)	3,867	83,715
Gildan Activewear, Inc. (1)	917	32,972
Hydro One Ltd. (1)(a)(c)	5,212	80,968
Intact Financial Corp. (1)	322	27,247
Kinross Gold Corp. (1)*(a)	35,298	121,503
Linamar Corp. (1)(a)	2,134	76,523
Magna International, Inc. (1)(a)	7,216	351,364
Methanex Corp. (1)(a)	5,391	306,190
National Bank of Canada (1)(a)	6,021	271,730
Northland Power, Inc. (1)	1,447	25,554
Peyto Exploration & Development Corp. (1)	38,243	200,036
Quebecor, Inc., Class B (1)(a)	5,086	124,681
Seven Generations Energy Ltd., Class A (1)*(a)	41,281	298,097
Teck Resources Ltd., Class B (1)(a)	5,563	128,715
Thomson Reuters Corp. (1)	376	22,247
Toronto-Dominion Bank (The) (1)(a)	11,137	604,374
Tourmaline Oil Corp. (1)(a)	30,947	477,978
West Fraser Timber Co. Ltd. (1)(a)	8,984	436,981

		6,841,080

China - 0.2%
Yangzijiang Shipbuilding Holdings Ltd.	488,400	542,348

Denmark - 0.6%
Demant A/S *(a)	5,595	165,593
GN Store Nord A/S (a)	4,581	212,753
H Lundbeck A/S (a)	5,918	256,634
Novo Nordisk A/S, Class B (a)	3,874	202,476
Orsted A/S (a)(c)	1,424	108,011
Pandora A/S (a)	12,062	565,185
Rockwool International A/S, Class B	1,885	442,057
Vestas Wind Systems A/S (a)	2,464	207,681

		2,160,390

INVESTMENTS	SHARES	VALUE ($)
Finland - 0.4%
Kesko OYJ, Class B (a)	3,386	$206,139
Neste OYJ (a)	7,221	769,763
Nokia OYJ (a)	12,458	70,969
Sampo OYJ, Class A (a)	4,197	190,220
UPM-Kymmene OYJ (a)	2,764	80,728

		1,317,819

Germany - 0.5%
Aurubis AG (a)	3,533	189,519
Deutsche Lufthansa AG (Registered) (a)	63,684	1,399,840

		1,589,359

Italy - 2.1%
A2A SpA	365,259	667,364
Assicurazioni Generali SpA (a)	71,807	1,331,340
Autogrill SpA	2,070	19,931
BPER Banca	14,508	59,369
Enel SpA (a)	303,732	1,946,256
Eni SpA (a)	49,455	873,797
Hera SpA	47,535	172,028
Italgas SpA	18,738	115,784
Poste Italiane SpA (c)	113,147	1,102,170
Terna Rete Elettrica Nazionale SpA (a)	11,224	71,237
Unipol Gruppo SpA	22,484	112,158
UnipolSai Assicurazioni SpA (a)	162,289	438,264

		6,909,698

Japan - 9.0%
AGC, Inc. (a)	16,700	586,595
Alfresa Holdings Corp. (a)	17,000	484,445
Aozora Bank Ltd. (a)	4,300	106,261
Astellas Pharma, Inc. (a)	8,900	133,729
Bandai Namco Holdings, Inc. (a)	10,200	478,900
Central Japan Railway Co. (a)	2,200	511,382
Chubu Electric Power Co., Inc. (a)	24,000	375,195
Citizen Watch Co. Ltd. (a)	13,100	73,202
Daicel Corp.	4,200	45,742
Dai-ichi Life Holdings, Inc. (a)	11,700	162,880
DeNA Co. Ltd.	1,300	19,596
Electric Power Development Co. Ltd. (a)	14,000	341,395
Fujitsu Ltd. (a)	4,500	325,438
GungHo Online Entertainment, Inc. (a)	31,300	114,255
Hakuhodo DY Holdings, Inc.	2,300	37,035
Haseko Corp. (a)	31,900	402,061
Hitachi High-Technologies Corp. (a)	1,000	41,089
Hitachi Ltd. (a)	17,400	565,337
Idemitsu Kosan Co. Ltd. (a)	14,500	484,998
Inpex Corp. (a)	67,200	639,268
ITOCHU Corp. (a)	75,500	1,368,345
Japan Airlines Co. Ltd. (a)	7,500	264,297
Japan Post Holdings Co. Ltd. (a)	45,000	526,674
JFE Holdings, Inc. (a)	10,900	185,527
JTEKT Corp. (a)	7,500	92,611
JXTG Holdings, Inc. (a)	270,200	1,233,447
Kajima Corp. (a)	16,800	248,518
Kaken Pharmaceutical Co. Ltd.	700	31,884
Kamigumi Co. Ltd. (a)	12,400	287,597
KDDI Corp. (a)	40,000	861,492
Kobe Steel Ltd. (a)	26,900	202,379
Konica Minolta, Inc. (a)	9,500	93,671

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

INVESTMENTS	SHARES	VALUE ($)
Japan - 9.0% (continued)
Kyushu Railway Co. (a)	12,400	$407,897
Mabuchi Motor Co. Ltd.	600	20,926
Marubeni Corp. (a)	142,200	985,930
Mazda Motor Corp. (a)	52,500	588,625
Medipal Holdings Corp. (a)	26,600	632,916
Mitsubishi Chemical Holdings Corp. (a)	20,000	141,252
Mitsubishi Corp. (a)	45,600	1,269,560
Mitsubishi Gas Chemical Co., Inc. (a)	5,200	74,483
Mitsubishi UFJ Lease & Finance Co. Ltd.	3,900	19,908
Mitsui & Co. Ltd. (a)	61,700	960,079
Mitsui Chemicals, Inc. (a)	4,000	96,881
Mixi, Inc.	13,400	310,051
Mizuho Financial Group, Inc. (a)	233,400	361,180
Nexon Co. Ltd. (a)	9,900	155,691
NH Foods Ltd.	700	25,222
NHK Spring Co. Ltd. (a)	28,100	252,871
Nippon Express Co. Ltd.	1,200	66,907
Nippon Shokubai Co. Ltd. (a)	1,300	85,038
Nippon Telegraph & Telephone Corp. (a)	51,900	2,212,555
Nissan Motor Co. Ltd. (a)	14,500	119,076
Obayashi Corp. (a)	36,400	366,864
Osaka Gas Co. Ltd. (a)	16,200	320,292
Resona Holdings, Inc. (a)	193,200	836,957
Shimamura Co. Ltd. (a)	1,100	93,227
Shinsei Bank Ltd.	3,400	48,381
Showa Denko KK (a)	11,500	406,502
Sojitz Corp. (a)	453,800	1,603,439
Sumitomo Corp. (a)	34,300	475,545
Sumitomo Heavy Industries Ltd. (a)	7,200	233,998
Sumitomo Mitsui Financial Group, Inc. (a)	5,000	175,094
Sumitomo Mitsui Trust Holdings, Inc.	900	32,345
Suzuken Co. Ltd. (a)	8,370	485,500
Taiheiyo Cement Corp. (a)	5,500	183,694
Taisei Corp. (a)	4,500	209,353
Teijin Ltd. (a)	10,900	180,243
Toho Gas Co. Ltd. (a)	4,200	188,884
Tokyo Broadcasting System Holdings, Inc. (a)	4,800	87,976
Tokyo Electric Power Co. Holdings, Inc. *(a)	406,000	2,568,401
Tokyo Gas Co. Ltd. (a)	21,300	576,585
Tosoh Corp. (a)	15,600	243,410
Toyo Seikan Group Holdings Ltd. (a)	13,700	281,035
Yamaguchi Financial Group, Inc. (a)	22,900	194,164

		29,904,182

Luxembourg - 0.1%
ArcelorMittal (a)	19,255	390,767

Malta - 0.0% (b)
Kindred Group plc, SDR	10,091	101,229

Netherlands - 1.3%
Aegon NV (a)	129,116	620,204
ASR Nederland NV (a)	9,459	394,122
Koninklijke Ahold Delhaize NV (a)	84,440	2,248,111
NN Group NV (a)	24,314	1,011,619
Signify NV (c)	2,638	70,628

		4,344,684

INVESTMENTS	SHARES	VALUE ($)
Norway - 0.5%
Equinor ASA (a)	35,051	$768,321
Leroy Seafood Group ASA (a)	27,578	200,356
Mowi ASA (a)	26,586	593,957
Salmar ASA (a)	4,202	201,831

		1,764,465

Singapore - 0.2%
ComfortDelGro Corp. Ltd.	219,800	417,762
Venture Corp. Ltd.	20,700	275,025

		692,787

Spain - 0.8%
Acciona SA	210	23,402
Banco Bilbao Vizcaya Argentaria SA	5,538	31,643
Cia de Distribucion Integral Logista Holdings SA	2,678	63,102
Distribuidora Internacional de Alimentacion SA	297,297	217,218
Ebro Foods SA	2,720	58,149
Endesa SA (a)	38,348	978,657
Mapfre SA (a)	104,509	288,071
Naturgy Energy Group SA (a)	9,121	255,292
Repsol SA (a)	43,590	745,750

		2,661,284

Sweden - 0.5%
Axfood AB	5,920	110,199
Boliden AB	10,113	288,211
Securitas AB, Class B	8,638	139,730
SSAB AB, Class A	76,944	277,147
Swedish Orphan Biovitrum AB*	28,249	663,018
Telefonaktiebolaget LM Ericsson, Class B	8,821	81,258
Telia Co. AB	4,200	18,932
Volvo AB, Class B	2,940	45,617

		1,624,112

Switzerland - 1.1%
Helvetia Holding AG (Registered)	447	273,043
Novartis AG (Registered) (a)	4,183	402,068
Roche Holding AG (a)	4,474	1,232,833
Swiss Life Holding AG (Registered) *(a)	2,888	1,272,454
Zurich Insurance Group AG (a)	1,810	599,176

		3,779,574

United Kingdom - 0.5%
Fiat Chrysler Automobiles NV	105,425	1,574,595

United States - 0.1%
Bausch Health Cos., Inc. (1)*	3,200	78,949
BRP, Inc. (1)(a)	11,451	317,734

		396,683

TOTAL COMMON STOCKS (Cost $61,715,954)		67,767,638

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

INVESTMENTS	SHARES	VALUE ($)
SHORT-TERM INVESTMENTS - 90.4%

INVESTMENT COMPANIES - 61.7%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund, 2.26% (1)(d)(e)	5,095,056	$5,095,056
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 2.37% (1)(d)(e)	47,340,575	47,340,575
Limited Purpose Cash Investment Fund, 2.43% (1)(d)(f)	149,796,738	149,781,759
UBS Select Treasury Preferred Fund, Class I, 2.35% (1)(d)	4,373,758	4,373,758

TOTAL INVESTMENT COMPANIES (Cost $206,582,534)		206,591,148

	PRINCIPAL AMOUNT ($)
U.S. TREASURY OBLIGATIONS - 28.7%
U.S. Treasury Bills 2.36%, 4/4/2019 (g)	3,419,000	3,418,327
2.48%, 5/9/2019 (g)	2,486,000	2,479,794
2.50%, 5/16/2019 (g)	17,955,000	17,901,973
2.49%, 5/23/2019 (g)	2,991,000	2,980,869
2.53%, 6/6/2019 (g)(h)	4,639,000	4,618,929
2.51%, 6/13/2019 (g) (h)	29,008,000	28,868,959
2.52%, 6/20/2019 (g)(h)	3,068,000	3,051,883
2.51%, 6/27/2019 (g)(h)	1,404,000	1,396,034
2.49%, 7/18/2019 (g)	1,372,000	1,362,281
2.48%, 7/25/2019 (g)	1,630,000	1,617,691
2.48%, 8/15/2019 (g)(h)	4,997,000	4,952,024
2.47%, 8/29/2019 (g)	10,148,000	10,048,317
2.49%, 9/5/2019 (g)(h)	13,626,000	13,485,610

TOTAL U.S. TREASURY OBLIGATIONS (Cost $96,158,991)		96,182,691

TOTAL SHORT-TERM INVESTMENTS (Cost $302,741,525)		302,773,839

TOTAL LONG POSITIONS (Cost $364,457,479)		370,541,477

	SHARES

SHORT POSITIONS - (15.9)%

COMMON STOCKS - (15.9)%
Austria - (0.1)%
ams AG *	(6,532)	(176,577)

Belgium - (0.4)%
Galapagos NV *	(6,588)	(774,660)
Telenet Group Holding NV	(9,207)	(442,764)

		(1,217,424)

Canada - (1.8)%
Agnico Eagle Mines Ltd. (1)	(1,094)	(47,563)
AltaGas Ltd. (1)	(66,653)	(877,334)
Barrick Gold Corp. (1)	(8,953)	(122,737)
BlackBerry Ltd. (1)*	(37,596)	(378,956)
Bombardier, Inc., Class B (1)*	(173,187)	(333,064)
Cameco Corp. (1)	(22,821)	(268,965)
CCL Industries, Inc., Class B (1)	(2,557)	(103,516)
Cenovus Energy, Inc. (1)	(70,878)	(615,247)
Dollarama, Inc. (1)	(20,647)	(550,803)

INVESTMENTS	SHARES	VALUE ($)
Canada - (1.8)% (continued)
Element Fleet Management Corp. (1)	(38,119)	$(241,034)
Finning International, Inc. (1)	(1,178)	(20,945)
Keyera Corp. (1)	(2,178)	(51,355)
Onex Corp. (1)	(1,133)	(63,910)
Pembina Pipeline Corp. (1)	(11,393)	(418,515)
PrairieSky Royalty Ltd. (1)	(14,404)	(194,015)
Restaurant Brands International, Inc. (1)	(554)	(36,042)
Shopify, Inc., Class A (1)*	(2,090)	(431,434)
SNC-Lavalin Group, Inc. (1)	(1,921)	(48,746)
Stars Group, Inc. (The) (1)*	(11,981)	(209,433)
TransCanada Corp. (1)	(12,706)	(570,669)
Wheaton Precious Metals Corp. (1)	(23,780)	(566,051)

		(6,150,334)

Chile - 0.0% (b)
Lundin Mining Corp. (1)	(6,006)	(27,865)

Colombia - 0.0% (b)
Millicom International Cellular SA, SDR	(1,696)	(103,001)

Denmark - (0.6)%
AP Moller - Maersk A/S, Class B	(961)	(1,218,403)
FLSmidth & Co. A/S	(3,749)	(162,115)
Genmab A/S *	(4,353)	(755,322)

		(2,135,840)

Finland - 0.0% (b)
Huhtamaki OYJ	(1,012)	(37,710)

Germany - (0.3)%
OSRAM Licht AG	(27,631)	(951,866)

Italy - (1.2)%
Atlantia SpA	(26,808)	(695,236)
Banca Generali SpA	(5,959)	(148,341)
Brembo SpA	(21,102)	(239,502)
Buzzi Unicem SpA	(13,811)	(282,958)
Davide Campari-Milano SpA	(17,303)	(169,996)
Ferrari NV	(11,848)	(1,591,757)
FinecoBank Banca Fineco SpA	(14,864)	(195,838)
Moncler SpA	(580)	(23,409)
Pirelli & C SpA *(c)	(5,561)	(35,855)
Prysmian SpA	(40,073)	(759,485)
Recordati SpA	(638)	(24,860)

		(4,167,237)

Japan - (8.9)%
Acom Co. Ltd.	(71,800)	(256,708)
Aeon Co. Ltd.	(28,500)	(596,942)
AEON Financial Service Co. Ltd.	(9,900)	(201,892)
Asahi Intecc Co. Ltd.	(3,400)	(160,122)
Asics Corp.	(31,800)	(427,917)
Bank of Kyoto Ltd. (The)	(6,400)	(267,971)
Benesse Holdings, Inc.	(3,300)	(85,877)
Calbee, Inc.	(7,700)	(207,962)
Casio Computer Co. Ltd.	(3,700)	(48,418)
Chugoku Electric Power Co., Inc. (The)	(14,700)	(183,494)
Coca-Cola Bottlers Japan Holdings, Inc.	(2,700)	(68,679)
Cosmos Pharmaceutical Corp.	(3,300)	(571,387)
Credit Saison Co. Ltd.	(1,900)	(25,139)
CyberAgent, Inc.	(21,900)	(896,158)
Daifuku Co. Ltd.	(20,500)	(1,072,339)
Daikin Industries Ltd.	(5,200)	(611,233)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

INVESTMENTS	SHARES	VALUE ($)
Japan - (8.9)% (continued)
Disco Corp.	(2,600)	$(372,350)
FamilyMart UNY Holdings Co. Ltd.	(28,400)	(723,941)
FANUC Corp.	(500)	(85,507)
Fast Retailing Co. Ltd.	(1,200)	(565,153)
Hachijuni Bank Ltd. (The)	(5,600)	(23,246)
Hikari Tsushin, Inc.	(1,200)	(227,769)
Hirose Electric Co. Ltd.	(1,100)	(115,828)
Hisamitsu Pharmaceutical Co., Inc.	(800)	(36,902)
Hokuriku Electric Power Co.	(22,900)	(179,811)
Isetan Mitsukoshi Holdings Ltd.	(38,500)	(389,494)
Iyo Bank Ltd. (The)	(16,100)	(85,229)
Izumi Co. Ltd.	(1,300)	(60,670)
J Front Retailing Co. Ltd.	(13,600)	(162,053)
Japan Airport Terminal Co. Ltd.	(8,400)	(355,908)
JGC Corp.	(35,400)	(472,009)
Kakaku.com, Inc.	(12,900)	(248,521)
Kansai Paint Co. Ltd.	(34,800)	(665,200)
Keikyu Corp.	(26,799)	(455,313)
Keio Corp.	(1,200)	(77,624)
Keisei Electric Railway Co. Ltd.	(700)	(25,457)
Keyence Corp.	(300)	(187,559)
Kikkoman Corp.	(13,200)	(649,059)
Kintetsu Group Holdings Co. Ltd.	(900)	(41,981)
Kobayashi Pharmaceutical Co. Ltd.	(500)	(42,304)
Koito Manufacturing Co. Ltd.	(5,300)	(301,321)
Lawson, Inc.	(1,300)	(72,118)
LIXIL Group Corp.	(58,500)	(781,885)
M3, Inc.	(28,700)	(483,012)
Makita Corp.	(2,300)	(80,385)
Marui Group Co. Ltd.	(34,300)	(693,517)
MISUMI Group, Inc.	(29,500)	(736,532)
Mitsubishi Logistics Corp.	(4,400)	(123,044)
Mitsui OSK Lines Ltd.	(27,300)	(589,029)
MonotaRO Co. Ltd.	(24,100)	(538,750)
Nabtesco Corp.	(13,500)	(395,603)
Nankai Electric Railway Co. Ltd.	(2,000)	(55,251)
Nidec Corp.	(14,100)	(1,795,421)
Nifco, Inc.	(6,100)	(155,736)
Nintendo Co. Ltd.	(3,600)	(1,032,088)
Nippon Paint Holdings Co. Ltd.	(15,200)	(600,006)
Nippon Shinyaku Co. Ltd.	(7,300)	(533,006)
Nippon Yusen KK	(8,100)	(118,950)
Nissin Foods Holdings Co. Ltd.	(800)	(55,045)
Odakyu Electric Railway Co. Ltd.	(11,900)	(288,772)
Pan Pacific International Holdings Corp.	(3,700)	(245,141)
Park24 Co. Ltd.	(1,200)	(26,088)
PeptiDream, Inc. *	(11,700)	(576,227)
Persol Holdings Co. Ltd.	(44,600)	(724,233)
Pigeon Corp.	(11,300)	(463,625)
Rakuten, Inc.	(45,500)	(431,788)
Renesas Electronics Corp. *	(62,000)	(288,123)
Ryohin Keikaku Co. Ltd.	(500)	(126,917)
Sega Sammy Holdings, Inc.	(5,500)	(64,987)
Seibu Holdings, Inc.	(1,600)	(28,034)
Seven Bank Ltd.	(9,600)	(28,380)
Sharp Corp. *	(4,800)	(53,033)
Shikoku Electric Power Co., Inc.	(9,000)	(109,783)
Shimadzu Corp.	(5,100)	(148,027)
Shimano, Inc.	(900)	(146,535)
Sony Financial Holdings, Inc.	(11,400)	(215,139)

INVESTMENTS	SHARES	VALUE ($)
Japan - (8.9)% (continued)
Sosei Group Corp. *	(1,500)	$(20,477)
Square Enix Holdings Co. Ltd.	(1,000)	(35,147)
Sundrug Co. Ltd.	(700)	(19,319)
Takeda Pharmaceutical Co. Ltd.	(900)	(36,857)
Tobu Railway Co. Ltd.	(3,800)	(109,826)
TOTO Ltd.	(29,400)	(1,250,087)
Tsuruha Holdings, Inc.	(5,500)	(447,942)
Welcia Holdings Co. Ltd.	(5,700)	(193,653)
Yakult Honsha Co. Ltd.	(7,200)	(504,818)
Yamato Holdings Co. Ltd.	(10,100)	(261,295)
Yaskawa Electric Corp.	(39,100)	(1,234,525)
ZOZO, Inc.	(20,000)	(378,117)

		(29,528,720)

Netherlands - (0.5)%
Aalberts Industries NV	(2,226)	(77,057)
ALTICE EUROPE NV *	(39,778)	(104,520)
ASML Holding NV	(3,414)	(641,660)
Koninklijke KPN NV	(197,923)	(628,281)
Koninklijke Vopak NV	(1,244)	(59,584)
OCI NV *	(5,211)	(143,552)
SBM Offshore NV	(8,576)	(163,367)

		(1,818,021)

Norway - (0.1)%
Schibsted ASA, Class A	(8,322)	(327,109)

Singapore - (0.1)%
CapitaLand Ltd.	(50,700)	(136,796)
City Developments Ltd.	(11,000)	(73,617)
Jardine Cycle & Carriage Ltd.	(800)	(19,216)

		(229,629)

Spain - (0.8)%
Bankia SA	(10,657)	(27,632)
Cellnex Telecom SA (c)	(24,339)	(714,541)
Ferrovial SA	(30,767)	(720,977)
Grifols SA	(4,106)	(115,132)
Industria de Diseno Textil SA	(39,406)	(1,158,592)

		(2,736,874)

Sweden - (0.3)%
Assa Abloy AB, Class B	(10,123)	(218,478)
Husqvarna AB, Class B	(7,505)	(61,379)
Svenska Cellulosa AB SCA, Class B	(94,970)	(824,607)

		(1,104,464)

Switzerland - (0.5)%
Credit Suisse Group AG (Registered) *	(25,820)	(300,969)
EMS-Chemie Holding AG (Registered)	(36)	(19,542)
Idorsia Ltd. *	(13,273)	(233,971)
LafargeHolcim Ltd. (Registered) *	(12,477)	(616,897)
OC Oerlikon Corp. AG (Registered)	(19,429)	(248,853)
STMicroelectronics NV	(14,995)	(222,430)

		(1,642,662)

United Kingdom - (0.1)%
CNH Industrial NV	(31,845)	(324,458)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

INVESTMENTS	SHARES	VALUE ($)
Zambia - (0.2)%
First Quantum Minerals Ltd. (1)	(52,708)	$(597,543)

TOTAL COMMON STOCKS (Proceeds $(56,469,466))		(53,277,334)

TOTAL SHORT POSITIONS (Proceeds $(56,469,466))		(53,277,334)

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 94.7% (Cost $307,988,013)		317,264,143
OTHER ASSETS IN EXCESS OF LIABILITIES - 5.3% (i)		17,867,963

NET ASSETS - 100.0%		$335,132,106

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$(522,700)	(0.1)%
Consumer Discretionary	(3,297,949)	(1.0)
Consumer Staples	(734,750)	(0.2)
Energy	4,343,258	1.3
Financials	10,397,426	3.1
Health Care	1,558,766	0.5
Industrials	(2,314,853)	(0.7)
Information Technology	(1,982,222)	(0.6)
Materials	(249,562)	(0.1)
Real Estate	(210,413)	(0.1)
Utilities	7,503,303	2.2
Short-Term Investments	302,773,839	90.4

Total Investments In Securities At Value	317,264,143	94.7
Other Assets in Excess of Liabilities (i)	17,867,963	5.3

Net Assets	$335,132,106	100.0%

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $58,282,177.
(b)	Represents less than 0.05% of net assets.
(c)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2019 amounted to $611,381, which represents approximately 0.18% of net assets of the fund.

(d)	Represents 7-day effective yield as of March 31, 2019.
(e)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(f)	For the period ended March 31, 2019, transactions in and earnings from issuers considered to be an affiliated person were as follows:

AFFILIATE	SHARES HELD AT 12/31/18	SHARES PURCHASED	SHARES SOLD	SHARES HELD AT 03/31/19	VALUE AT 03/31/19	DIVIDEND INCOME	NET REALIZED GAIN (LOSS)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Other Affiliates:

SHORT-TERM INVESTMENTS - 44.7%

INVESTMENT COMPANIES - 44.7%
Limited Purpose Cash Investment Fund, 2.43% (a) (Cost $149,773,145)	213,737,105	69,171,725	-133,112,092	149,796,738	$149,781,759	$974,436	$197	$(21,374)

(a)	Represents 7-day effective yield as of March 31, 2019.

(g)	The rate shown was the effective yield at the date of purchase.
(h)	All or a portion of the security pledged as collateral for swap contracts.
(i)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security.

Abbreviations

OYJ - Public Traded Company

SDR - Swedish Depositary Receipt

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

Total return swap contracts outstanding as of March 31, 2019:

Over the Counter

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Corn May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	04/26/2019	USD	(1,657,725)	$58,842
Corn May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	04/26/2019	USD	(695,175)	54,795
Corn May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	04/26/2019	USD	(2,424,200)	173,213
DTOP Index June Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	06/20/2019	ZAR	(1,411,540)	91
MSCI China Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the HIBOR plus or minus a specified spread (-0.10%)	Monthly	MSCS	06/19/2019	HKD	(8,560,691)	7,492
MSCI Spain Net Return Index	Decreases in total return of reference entity and pays the EURIBOR plus or minus a specified spread (0.30%)	Increases in total return of reference entity	Monthly	CITI	06/21/2019	EUR	561,079	2,412
MSCI Switzerland Net Return Index	Decreases in total return of reference entity and pays the LIBOR plus or minus a specified spread (0.30%)	Increases in total return of reference entity	Monthly	CITI	06/21/2019	CHF	524,535	8,262
Soybean May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	05/14/2019	USD	(1,370,588)	67,129

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Swiss Market Index June Futures	Decreases in total return of reference entity	Increases in total return of reference entity	Monthly	MSCS	06/21/2019	CHF	16,554,000	$278,198
WIG20 Index June Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	06/21/2019	PLN	742,400	1,065

								651,499

BIST 30 Index April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/30/2019	TRY	5,646,420	(110,853)
HSCEI April Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	04/29/2019	HKD	(6,255,700)	(7,777)
iBovespa Index April Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MSCS	04/17/2019	BRL	(477,365)	(2,806)
KOSPI 200 Index June Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MSCS	06/13/2019	KRW	6,306,300,000	(1,360)
MSCI Brazil Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the CDI plus or minus a specified spread (-0.75%)	Monthly	CITI	06/19/2019	BRL	(494,968)	(3,354)
MSCI Emerging Markets Thailand Net Total Return Index	Decreases in total return of reference entity and pays the LIBOR plus or minus a specified spread (0.30%)	Increases in total return of reference entity	Monthly	JPMC	06/24/2019	USD	151,896	(123)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
MSCI Poland Net Return Index	Decreases in total return of reference entity and pays the WIBOR plus or minus a specified spread (0.75%)	Increases in total return of reference entity	Monthly	CITI	06/24/2019	PLN	32,717	$(37)
MSCI South Africa Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the JIBAR plus or minus a specified spread (-0.50%)	Monthly	CITI	06/19/2019	ZAR	(19,955,241)	(10,367)
Soybean May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	04/26/2019	USD	1,812,713	(88,673)
TAIEX Index April Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	04/17/2019	TWD	(50,870,400)	(21,573)
Tel Aviv Index April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	04/24/2019	ILS	4,276,580	(18,785)

								(265,708)

								$385,791

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

Futures contracts outstanding as of March 31, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
Amsterdam Exchange Index	32	4/2019	EUR	$3,933,771	$100,871
Brent Crude Oil	107	4/2019	USD	7,231,060	53,155
Hang Seng Index	34	4/2019	HKD	6,296,970	90,592
IBEX 35 Index	153	4/2019	EUR	15,769,844	108,449
LME Copper Base Metal	5	4/2019	USD	810,813	66,670
LME Copper Base Metal	9	4/2019	USD	1,459,838	140,372
LME Copper Base Metal	12	4/2019	USD	1,946,550	158,102
LME Copper Base Metal	14	4/2019	USD	2,272,326	190,399
Natural Gas	39	4/2019	USD	1,038,180	(63,918)
WTI Crude Oil	86	4/2019	USD	5,172,040	293,462
LME Copper Base Metal	2	5/2019	USD	324,450	16,603
LME Copper Base Metal	4	5/2019	USD	648,140	10,367
LME Copper Base Metal	4	5/2019	USD	649,350	23,034
LME Copper Base Metal	5	5/2019	USD	811,625	31,943
LME Copper Base Metal	5	5/2019	USD	810,563	(2,190)
LME Copper Base Metal	6	5/2019	USD	972,195	19,320
Silver	147	5/2019	USD	11,105,850	(637,952)
Soybean	4	5/2019	USD	176,850	(944)
3 Month Canadian Bankers Acceptance	45	6/2019	CAD	8,247,559	13,113
3 Month Euro Euribor	67	6/2019	EUR	18,846,620	2,641
ASX 90 Day Bank Accepted Bill	91	6/2019	AUD	64,354,309	40,811
Australia 10 Year Bond	444	6/2019	AUD	43,681,638	798,084
Australia 3 Year Bond	536	6/2019	AUD	43,250,685	224,488
Canada 10 Year Bond	103	6/2019	CAD	10,716,594	149,149
EURO STOXX 50 Index	408	6/2019	EUR	14,975,093	161,722
Euro-Bobl	64	6/2019	EUR	9,558,387	78,053
Euro-Bund	707	6/2019	EUR	131,920,468	2,631,814
FTSE 100 Index	208	6/2019	GBP	19,536,645	400,073
Japan 10 Year Bond	71	6/2019	JPY	98,194,352	358,982
KOSPI 200 Index	44	6/2019	KRW	2,686,283	4,908
LME Copper Base Metal	4	6/2019	USD	648,833	8,724
LME Copper Base Metal	6	6/2019	USD	973,019	8,852
LME Copper Base Metal	25	6/2019	USD	4,054,063	49,341
S&P/TSX 60 Index	22	6/2019	CAD	3,151,300	12,132
SPI 200 Index	234	6/2019	AUD	25,633,053	(36,662)
U.S. Treasury 2 Year Note	555	6/2019	USD	118,267,031	440,173
U.S. Treasury 5 Year Note	27	6/2019	USD	3,127,359	29,291
3 Month Canadian Bankers Acceptance	199	9/2019	CAD	36,496,735	54,301
3 Month Euro Euribor	318	9/2019	EUR	89,455,579	47,619
ASX 90 Day Bank Accepted Bill	376	9/2019	AUD	265,975,370	227,039
3 Month Canadian Bankers Acceptance	205	12/2019	CAD	37,604,810	62,844
3 Month Euro Euribor	315	12/2019	EUR	88,611,659	75,191
ASX 90 Day Bank Accepted Bill	249	12/2019	AUD	176,168,236	135,075
3 Month Canadian Bankers Acceptance	161	3/2020	CAD	29,551,605	42,615
3 Month Euro Euribor	243	3/2020	EUR	68,347,343	53,317
ASX 90 Day Bank Accepted Bill	235	3/2020	AUD	166,283,623	123,545

					6,795,570

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts
CAC 40 10 Euro Index	(41)	4/2019	EUR	$(2,457,339)	$(37,793)
FTSE Bursa Malaysia KLCI Index	(2)	4/2019	MYR	(40,318)	(51)
FTSE/JSE Top 40 Index	(51)	4/2019	ZAR	(1,794,981)	(5,716)
LME Copper Base Metal	(5)	4/2019	USD	(810,813)	(65,140)
LME Copper Base Metal	(9)	4/2019	USD	(1,459,838)	(140,467)
LME Copper Base Metal	(12)	4/2019	USD	(1,946,550)	(158,885)
LME Copper Base Metal	(14)	4/2019	USD	(2,272,326)	(180,155)
MSCI Singapore Index	(11)	4/2019	SGD	(291,954)	(907)
MSCI Taiwan Index	(56)	4/2019	USD	(2,187,920)	(23,186)
OMXS30 Index	(303)	4/2019	SEK	(5,039,245)	(40,284)
Copper	(75)	5/2019	USD	(5,505,000)	(62,739)
Corn	(130)	5/2019	USD	(2,317,250)	182,105
LME Copper Base Metal	(2)	5/2019	USD	(324,450)	(15,443)
LME Copper Base Metal	(4)	5/2019	USD	(649,350)	(23,362)
LME Copper Base Metal	(4)	5/2019	USD	(648,140)	(10,677)
LME Copper Base Metal	(5)	5/2019	USD	(810,563)	948
LME Copper Base Metal	(5)	5/2019	USD	(811,625)	(32,539)
LME Copper Base Metal	(6)	5/2019	USD	(972,195)	(21,963)
100 oz Gold	(132)	6/2019	USD	(17,140,200)	209,559
3 Month Eurodollar	(70)	6/2019	USD	(17,054,625)	(41,750)
3 Month Sterling	(62)	6/2019	GBP	(10,009,198)	(12,454)
DAX Index	(45)	6/2019	EUR	(14,556,178)	11,831
Euro-Buxl	(47)	6/2019	EUR	(10,104,746)	(484,213)
Euro-Schatz	(1,598)	6/2019	EUR	(200,721,511)	(329,059)
FTSE/MIB Index	(67)	6/2019	EUR	(7,794,183)	(261,919)
LME Copper Base Metal	(4)	6/2019	USD	(648,833)	(9,420)
LME Copper Base Metal	(6)	6/2019	USD	(973,019)	(9,085)
LME Copper Base Metal	(77)	6/2019	USD	(12,486,513)	(98,550)
Long Gilt	(435)	6/2019	GBP	(73,296,608)	(1,210,119)
MEX BOLSA Index	(13)	6/2019	MXN	(291,569)	(9,385)
S&P 500 E-Mini Index	(288)	6/2019	USD	(40,864,320)	(991,609)
TOPIX Index	(50)	6/2019	JPY	(7,182,171)	12,646
U.S. Treasury 10 Year Note	(851)	6/2019	USD	(105,710,155)	(1,532,112)
U.S. Treasury Long Bond	(98)	6/2019	USD	(14,666,313)	(385,555)
3 Month Eurodollar	(313)	9/2019	USD	(76,325,049)	(166,999)
3 Month Sterling	(302)	9/2019	GBP	(48,759,396)	(57,930)
3 Month Eurodollar	(299)	12/2019	USD	(72,933,575)	(158,880)
3 Month Sterling	(288)	12/2019	GBP	(46,494,337)	(79,825)
3 Month Eurodollar	(229)	3/2020	USD	(55,924,663)	(118,442)
3 Month Sterling	(212)	3/2020	GBP	(34,230,176)	(59,021)

					(6,418,545)

					$377,025

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

Forward foreign currency contracts outstanding as of March 31, 2019:

Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
AUD	2,073,838	USD	1,473,236	CITI	6/19/2019	$1,451
AUD	2,073,838	USD	1,473,238	JPMC	6/19/2019	1,450
CAD	7,972,903	USD	5,954,992	CITI	6/19/2019	22,962
CAD	7,972,909	USD	5,955,004	JPMC	6/19/2019	22,954
CHF	1,687,500	USD	1,704,038	CITI	6/19/2019	3,404
CHF	1,687,500	USD	1,704,041	JPMC	6/19/2019	3,403
CNY	2,399,631	USD	354,279	CITI**	6/19/2019	2,573
CNY	2,399,632	USD	354,280	JPMC**	6/19/2019	2,572
GBP	621,236	USD	807,012	CITI	6/19/2019	5,314
GBP	621,236	USD	807,013	JPMC	6/19/2019	5,313
INR	149,150,000	USD	2,071,790	CITI**	6/19/2019	54,435
INR	149,150,000	USD	2,071,792	JPMC**	6/19/2019	54,434
JPY	12,970,000	USD	117,192	CITI	6/19/2019	559
JPY	12,970,000	USD	117,192	JPMC	6/19/2019	559
MXN	37,797,957	USD	1,912,351	CITI	6/19/2019	10,457
MXN	37,797,953	USD	1,912,353	JPMC	6/19/2019	10,454
NZD	3,093,436	USD	2,099,283	CITI	6/19/2019	10,558
NZD	3,093,437	USD	2,099,286	JPMC	6/19/2019	10,556
SEK	17,335,000	USD	1,856,652	CITI	6/19/2019	18,981
SEK	17,335,000	USD	1,856,654	JPMC	6/19/2019	18,977
USD	917,314	AUD	1,280,000	CITI	6/19/2019	7,117
USD	917,313	AUD	1,280,000	JPMC	6/19/2019	7,116
USD	3,224,564	BRL	12,305,000	CITI**	6/19/2019	99,949
USD	3,224,560	BRL	12,305,000	JPMC**	6/19/2019	99,945
USD	134,214	CAD	176,500	CITI	6/19/2019	1,876
USD	134,213	CAD	176,500	JPMC	6/19/2019	1,877
USD	3,118,924	CHF	3,077,563	CITI	6/19/2019	4,991
USD	3,118,921	CHF	3,077,563	JPMC	6/19/2019	4,987
USD	917,729	CNY	6,167,500	CITI**	6/19/2019	552
USD	917,728	CNY	6,167,500	JPMC**	6/19/2019	551
USD	163,910	DKK	1,070,500	CITI	6/19/2019	1,905
USD	163,910	DKK	1,070,500	JPMC	6/19/2019	1,905
USD	18,350,785	EUR	16,049,986	CITI	6/19/2019	225,905
USD	18,350,794	EUR	16,050,014	JPMC	6/19/2019	225,882
USD	573,403	GBP	433,000	CITI	6/19/2019	7,214
USD	573,402	GBP	433,000	JPMC	6/19/2019	7,213
USD	1,964,115	HKD	15,361,670	CITI	6/19/2019	2,539
USD	1,939,532	HKD	15,169,171	JPMC	6/19/2019	2,537
USD	3,397,462	ILS	12,195,000	CITI	6/19/2019	21,961
USD	3,397,458	ILS	12,195,000	JPMC	6/19/2019	21,956
USD	1,977,140	JPY	217,023,125	CITI	6/19/2019	6,847
USD	1,977,138	JPY	217,023,125	JPMC	6/19/2019	6,846
USD	6,482,948	KRW	7,267,760,000	CITI**	6/19/2019	80,596
USD	6,482,940	KRW	7,267,760,000	JPMC**	6/19/2019	80,588
USD	1,055,046	MXN	20,500,000	CITI	6/19/2019	12,197
USD	1,055,044	MXN	20,500,000	JPMC	6/19/2019	12,196
USD	6,570,162	NOK	56,166,807	CITI	6/19/2019	38,152
USD	6,570,153	NOK	56,166,798	JPMC	6/19/2019	38,144
USD	3,136,806	SEK	28,801,600	CITI	6/19/2019	20,499
USD	3,136,802	SEK	28,801,600	JPMC	6/19/2019	20,495
USD	374,566	SGD	505,000	CITI	6/19/2019	1,386

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
USD	374,569	SGD	505,000	JPMC	6/19/2019	$1,389
USD	78,063	THB	2,438,500	CITI	6/19/2019	1,065
USD	78,062	THB	2,438,500	JPMC	6/19/2019	1,065
USD	1,272,784	TWD	39,050,000	CITI**	6/19/2019	3,546
USD	1,272,783	TWD	39,050,000	JPMC**	6/19/2019	3,545
USD	1,102,711	ZAR	15,740,000	CITI	6/19/2019	22,145
USD	1,102,721	ZAR	15,740,000	JPMC	6/19/2019	22,156
ZAR	6,100,000	USD	417,188	CITI	6/19/2019	1,584
ZAR	6,100,000	USD	417,188	JPMC	6/19/2019	1,582

Total unrealized appreciation						1,385,367

AUD	4,172,663	USD	2,988,308	CITI	6/19/2019	(21,166)
AUD	4,172,661	USD	2,988,311	JPMC	6/19/2019	(21,170)
BRL	305,000	USD	80,395	CITI**	6/19/2019	(2,946)
BRL	305,000	USD	80,395	JPMC**	6/19/2019	(2,946)
CAD	17,319,586	USD	13,134,853	CITI	6/19/2019	(148,906)
CAD	17,319,602	USD	13,134,882	JPMC	6/19/2019	(148,927)
CHF	322,500	USD	327,404	CITI	6/19/2019	(1,093)
CHF	322,500	USD	327,404	JPMC	6/19/2019	(1,093)
CNY	9,915,525	USD	1,480,514	CITI**	6/19/2019	(5,963)
CNY	9,915,528	USD	1,480,516	JPMC**	6/19/2019	(5,964)
DKK	3,000	USD	457	CITI	6/19/2019	(3)
DKK	3,000	USD	457	JPMC	6/19/2019	(3)
EUR	915,000	USD	1,046,495	CITI	6/19/2019	(13,208)
EUR	915,000	USD	1,046,497	JPMC	6/19/2019	(13,208)
GBP	7,446,764	USD	9,837,884	CITI	6/19/2019	(100,525)
GBP	7,446,764	USD	9,837,896	JPMC	6/19/2019	(100,539)
HKD	7,236,000	USD	924,105	CITI	6/19/2019	(120)
HKD	7,236,000	USD	924,106	JPMC	6/19/2019	(120)
HUF	95,000,000	USD	343,417	CITI	6/19/2019	(9,725)
HUF	95,000,000	USD	343,417	JPMC	6/19/2019	(9,725)
ILS	4,350,000	USD	1,211,198	CITI	6/19/2019	(7,145)
ILS	4,350,000	USD	1,211,200	JPMC	6/19/2019	(7,146)
JPY	159,746,000	USD	1,456,498	CITI	6/19/2019	(6,210)
JPY	159,746,000	USD	1,456,499	JPMC	6/19/2019	(6,210)
MXN	122,507,047	USD	6,268,760	CITI	6/19/2019	(36,745)
MXN	122,507,043	USD	6,268,767	JPMC	6/19/2019	(36,753)
NOK	1,149,000	USD	134,115	CITI	6/19/2019	(491)
NOK	1,149,000	USD	134,116	JPMC	6/19/2019	(491)
NZD	10,298,065	USD	7,065,273	CITI	6/19/2019	(41,600)
NZD	10,298,062	USD	7,065,279	JPMC	6/19/2019	(41,610)
PLN	4,200,000	USD	1,106,079	CITI	6/19/2019	(9,431)
PLN	4,200,000	USD	1,106,081	JPMC	6/19/2019	(9,431)
SEK	603,000	USD	65,351	CITI	6/19/2019	(107)
SEK	603,000	USD	65,351	JPMC	6/19/2019	(107)
SGD	2,064,500	USD	1,531,572	CITI	6/19/2019	(5,967)
SGD	2,064,500	USD	1,531,574	JPMC	6/19/2019	(5,969)
USD	12,635	BRL	50,000	CITI**	6/19/2019	(62)
USD	12,635	BRL	50,000	JPMC**	6/19/2019	(62)
USD	500,851	CAD	670,500	CITI	6/19/2019	(1,878)
USD	500,851	CAD	670,500	JPMC	6/19/2019	(1,880)
USD	21,763,051	CHF	21,615,441	CITI	6/19/2019	(107,838)
USD	21,763,016	CHF	21,615,433	JPMC	6/19/2019	(107,865)
USD	24,581	HKD	192,500	JPMC	6/19/2019	–
USD	3,573,740	JPY	395,223,875	CITI	6/19/2019	(14,387)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
USD	3,573,735	JPY	395,223,875	JPMC	6/19/2019	$(14,393)
USD	76,157	MXN	1,500,000	CITI	6/19/2019	(149)
USD	76,157	MXN	1,500,000	JPMC	6/19/2019	(149)
USD	2,979,566	NOK	25,803,700	CITI	6/19/2019	(21,316)
USD	2,979,562	NOK	25,803,695	JPMC	6/19/2019	(21,320)
USD	1,557,148	NZD	2,290,000	CITI	6/19/2019	(4,718)
USD	1,557,146	NZD	2,290,000	JPMC	6/19/2019	(4,720)
USD	4,676,760	SEK	43,369,400	CITI	6/19/2019	(15,772)
USD	4,676,754	SEK	43,369,400	JPMC	6/19/2019	(15,778)
USD	53,842	SGD	73,000	CITI	6/19/2019	(103)
USD	53,842	SGD	73,000	JPMC	6/19/2019	(103)
USD	355,461	TWD	10,950,000	CITI**	6/19/2019	(445)
USD	355,461	TWD	10,950,000	JPMC**	6/19/2019	(446)
USD	15,200	ZAR	222,500	CITI	6/19/2019	(76)
USD	15,200	ZAR	222,500	JPMC	6/19/2019	(76)
ZAR	550,000	USD	37,759	CITI	6/19/2019	(1)
ZAR	550,000	USD	37,759	JPMC	6/19/2019	(1)

Total unrealized depreciation						(1,156,301)

Net unrealized appreciation						$229,066

**	Non-deliverable forward.

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CNY - Chinese Renminbi

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

NZD - New Zealand Dollar

PLN - Poland Zloty

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

TRY - Turkish Lira

TWD - New Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

Total Return Basket Swaps Outstanding at March 31, 2019

Over the Counter

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Federal Funds Effective Rate plus or minus a specified spread 0.33%, which is denominated in USD based on the local currencies of the positions within the swap.	12 months maturity 03/31/2020	$598,213	$26,534	$—	$26,534

GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the BBR or AOISR plus or minus a specified spread (-0.08% to 0.04%), which is denominated in AUD based on the local currencies of the positions within the swap.	1-61 months maturity ranging from 04/04/2019 - 03/12/2024	$7,618,460	$514,981	$10,102	$525,083

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Australia
AGL Energy Ltd.	72,464	$1,120,803	$98,110	18.7%
BlueScope Steel Ltd.	70,034	695,123	92,884	17.7
CIMIC Group Ltd.	880	30,227	4,010	0.8
Crown Resorts Ltd.	5,107	41,766	(9,567)	(1.8)
Flight Centre Travel Group Ltd.	2,192	65,482	(18,068)	(3.4)
Fortescue Metals Group Ltd.	4,487	22,709	1,903	0.4
Harvey Norman Holdings Ltd.	106,702	304,684	42,570	8.1
Iluka Resources Ltd.	9,725	62,287	8,734	1.7
Newcrest Mining Ltd.	5,958	107,900	20,339	3.9
Santos Ltd.	38,894	188,316	28,576	5.4
South32 Ltd.	139,592	370,727	13,762	2.6
Telstra Corp. Ltd.	324,142	764,347	84,944	16.2
Wesfarmers Ltd.	1,840	45,310	(956)	(0.2)

Short Positions

Common Stock

Australia
AMP Ltd.	(361,250)	(539,517)	236,946	45.1
APA Group	(3,462)	(24,575)	(3,492)	(0.7)
Challenger Ltd.	(73,464)	(432,976)	87,115	16.6
Domino’s Pizza Enterprises Ltd.	(1,832)	(56,491)	7,614	1.5
Lendlease Group	(9,564)	(84,156)	(4,810)	(0.9)
Medibank Pvt Ltd.	(100,401)	(197,074)	(15,289)	(2.9)
Origin Energy Ltd.	(71,571)	(366,372)	(20,382)	(3.9)
QBE Insurance Group Ltd.	(56,590)	(495,102)	(79,626)	(15.2)
SEEK Ltd.	(32,642)	(407,214)	23,233	4.4
Treasury Wine Estates Ltd.	(24,763)	(262,864)	(5,164)	(1.0)

Ireland
James Hardie Industries plc	(72,270)	(932,438)	(78,405)	(14.9)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the EURIBOR or EONIA plus or minus a specified spread (-0.14% to 0.03%), which is denominated in EUR based on the local currencies of the positions within the swap.	1-61 months maturity ranging from 04/05/2019 - 03/12/2024	$25,235,950	$263,512	$(73,473)	$190,039

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

France
Air France-KLM	8,369	$94,124	$(6,366)	(3.3)%
AXA SA	73,297	1,843,485	141,902	74.7
Casino Guichard Perrachon SA	1,519	65,856	1,187	0.6
CNP Assurances	13,461	296,384	(9,945)	(5.2)
Electricite de France SA	74,451	1,019,187	(155,562)	(81.9)
Engie SA	44,537	664,174	(38,332)	(20.2)
Eutelsat Communications SA	10,704	187,448	(33,659)	(17.7)
Peugeot SA	69,464	1,695,036	186,642	98.2
Renault SA	8,944	591,357	(276,805)	(145.7)
Sanofi	749	66,230	885	0.5
Suez	16,840	223,133	1,675	0.9
TOTAL SA	9,489	528,056	8,668	4.6

Germany
Allianz SE (Registered)	4,740	1,056,298	41,211	21.7
Covestro AG	3,618	199,610	(98,775)	(52.0)
E.ON SE	162,118	1,804,087	160,376	84.4
Hannover Rueck SE	4,640	666,725	64,818	34.1
METRO AG	5,286	87,793	7,752	4.1
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,800	426,590	41,392	21.8
Salzgitter AG	8,973	259,882	(74,296)	(39.1)
Schaeffler AG (Preference)	9,629	78,420	(1,939)	(1.0)
Software AG	1,526	51,653	(22,121)	(11.6)
Talanx AG	3,999	154,340	(1,899)	(1.0)
Volkswagen AG (Preference)	6,850	1,079,936	(81,437)	(42.9)

Luxembourg
SES SA	8,636	134,371	(44,081)	(23.2)

United Kingdom
Dialog Semiconductor plc	21,654	660,390	88,087	46.4

Short Positions

Common Stock

France
Accor SA	(9,123)	(369,566)	71,699	37.7
Airbus SE	(6,412)	(849,822)	(149,120)	(78.5)
Altran Technologies SA	(22,779)	(250,179)	(48,205)	(25.4)
Bollore SA	(62,553)	(282,856)	(4,040)	(2.1)
Cie Plastic Omnium SA	(3,927)	(104,619)	(10,244)	(5.4)
Edenred	(19,584)	(891,866)	(272,738)	(143.5)
Getlink SE	(5,462)	(82,827)	(9,667)	(5.1)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
France (continued)
Iliad SA	(7,698)	$(773,496)	$374,407	197.0%
Imerys SA	(1,624)	(81,013)	2,420	1.3
Ingenico Group SA	(8,941)	(638,672)	12,472	6.6
JCDecaux SA	(5,341)	(162,548)	8,271	4.4
Orpea	(2,143)	(257,315)	(35,394)	(18.6)
Remy Cointreau SA	(4,520)	(602,900)	(74,927)	(39.4)
SEB SA	(1,474)	(248,167)	(41,581)	(21.9)
SPIE SA	(3,339)	(59,072)	(14,425)	(7.6)
Valeo SA	(19,701)	(571,974)	3,085	1.6

Germany
CECONOMY AG	(55,606)	(296,142)	(13,785)	(7.3)
Delivery Hero SE	(12,096)	(437,155)	10,178	5.4
Deutsche Bank AG (Registered)	(224,104)	(1,826,899)	608,263	320.1
Fielmann AG	(1,863)	(128,618)	(11,773)	(6.2)
GEA Group AG	(12,658)	(331,751)	60,576	31.9
Telefonica Deutschland Holding AG	(80,419)	(252,870)	84,572	44.5
thyssenkrupp AG	(5,267)	(72,452)	6,999	3.7
United Internet AG (Registered)	(13,876)	(507,390)	68,004	35.8
Zalando SE	(24,143)	(943,248)	(216,290)	(113.8)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR or SONIA plus or minus a specified spread (-0.07% to 0.03%), which is denominated in GBP based on the local currencies of the positions within the swap.	61 months maturity ranging from 04/13/2023 - 02/26/2024	$14,740,414	$143,198	$(23,857)	$119,341

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Russia
Evraz plc	67,852	$548,959	$115,730	97.0%
South Africa
Investec plc	13,452	77,518	(4,197)	(3.5)

United Kingdom
Aggreko plc	27,532	282,575	10,087	8.5
Babcock International Group plc	14,367	92,438	(9,100)	(7.6)
Barratt Developments plc	61,352	479,240	98,461	82.5
Bellway plc	11,738	465,674	23,660	19.8
Berkeley Group Holdings plc	8,531	410,127	20,429	17.1
Britvic plc	5,387	66,856	14,375	12.0
BT Group plc	155,286	451,156	(69,474)	(58.2)
Centrica plc	441,784	658,080	(129,417)	(108.4)
Close Brothers Group plc	3,919	74,307	576	0.5
Dixons Carphone plc	98,554	188,515	(7,642)	(6.4)
Drax Group plc	70,167	345,980	(4,822)	(4.0)
Greene King plc	29,365	254,570	70,429	59.0
Howden Joinery Group plc	41,286	261,190	10,457	8.8
Intermediate Capital Group plc	6,830	94,870	4,828	4.0
Marks & Spencer Group plc	31,640	114,830	(3,635)	(3.0)
Moneysupermarket.com Group plc	45,887	222,471	51,237	42.9
National Grid plc	101,321	1,124,697	60,680	50.8
Pennon Group plc	22,256	215,633	4,535	3.8
Persimmon plc	3,461	97,896	11,633	9.7
Royal Mail plc	142,955	444,204	(302,969)	(253.9)
RPC Group plc	11,338	116,718	11,492	9.6
Taylor Wimpey plc	65,741	150,363	35,343	29.6
United Utilities Group plc	38,982	414,015	17,423	14.6
WH Smith plc	5,571	154,121	10,512	8.8

Short Positions

Common Stock

Chile
Antofagasta plc	(10,562)	(132,888)	(14,680)	(12.3)

South Africa
Old Mutual Ltd.	(230,558)	(339,167)	117,529	98.5

United Arab Emirates
NMC Health plc	(22,549)	(672,112)	222,564	186.5

United Kingdom
Ashtead Group plc	(3,651)	(88,262)	(6,735)	(5.6)
Aviva plc	(33,438)	(179,811)	(18,627)	(15.6)
British American Tobacco plc	(2,277)	(94,992)	(16,832)	(14.1)
Capita plc	(249,682)	(403,752)	28,701	24.0
CYBG plc	(40,428)	(104,583)	2,583	2.2
Halma plc	(3,127)	(68,175)	(11,849)	(9.9)
Hargreaves Lansdown plc	(15,112)	(367,128)	5,102	4.3
Hiscox Ltd.	(11,330)	(230,258)	7,828	6.6
IMI plc	(9,620)	(120,140)	5,236	4.4
Informa plc	(22,180)	(215,080)	(26,091)	(21.9)
Melrose Industries plc	(652,316)	(1,558,085)	27,222	22.8
Ocado Group plc	(12,234)	(218,431)	(78,798)	(66.0)
Prudential plc	(8,744)	(175,278)	(3,454)	(2.9)
Quilter plc	(36,937)	(70,604)	(13,727)	(11.5)
Rentokil Initial plc	(107,128)	(493,462)	(32,272)	(27.0)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
United Kingdom (continued)
RSA Insurance Group plc	(51,519)	$(340,933)	$27,050	22.7%
Serco Group plc	(39,856)	(66,496)	(18,932)	(15.9)
Spirax-Sarco Engineering plc	(794)	(74,412)	(10,019)	(8.4)
St James’s Place plc	(15,833)	(212,181)	409	0.3
Standard Chartered plc	(11,052)	(85,193)	5,656	4.7
Standard Life Aberdeen plc	(45,942)	(157,904)	5,411	4.5

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the HIBOR or HONIX plus or minus a specified spread (-0.04% to 0.04%), which is denominated in HKD based on the local currencies of the positions within the swap.	61 months maturity ranging from 04/13/2023 - 03/12/2024	$6,745,713	$50,041	$17,554	$67,595

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Hong Kong
CK Hutchison Holdings Ltd.	29,500	$310,203	$(25,611)	(37.9)%
CLP Holdings Ltd.	56,500	655,321	44,952	66.5
Henderson Land Development Co. Ltd.	73,900	470,326	70,240	103.9
Hong Kong & China Gas Co. Ltd.	65,300	156,605	24,037	35.6
Kerry Properties Ltd.	29,000	129,654	23,545	34.8
Li & Fung Ltd.	224,000	40,353	(22,202)	(32.8)
Lifestyle International Holdings Ltd.	70,500	122,282	(13,806)	(20.4)
Melco International Development Ltd.	28,000	65,688	(12,298)	(18.2)
New World Development Co. Ltd.	105,000	174,270	29,777	44.1
Sino Land Co. Ltd.	74,000	143,284	12,953	19.2
Sun Hung Kai Properties Ltd.	10,000	171,907	27,015	40.0
Swire Properties Ltd.	97,600	420,059	60,969	90.2
WH Group Ltd.	27,000	28,880	4,372	6.5
Yue Yuen Industrial Holdings Ltd.	75,500	259,928	42,723	63.2

Macau
SJM Holdings Ltd.	187,000	213,771	37,247	55.1

Short Positions

Common Stock

China
Minth Group Ltd.	(86,000)	(271,171)	49,406	73.1

Hong Kong
AIA Group Ltd.	(172,800)	(1,727,960)	(273,096)	(404.0)
ASM Pacific Technology Ltd.	(31,100)	(347,510)	(6,864)	(10.2)
Hang Lung Properties Ltd.	(20,000)	(48,849)	(452)	(0.7)
HK Electric Investments & HK Electric Investments Ltd.	(75,000)	(76,642)	645	1.0
Power Assets Holdings Ltd.	(47,500)	(329,552)	(4,917)	(7.3)
Techtronic Industries Co. Ltd.	(35,500)	(239,080)	(36,146)	(53.5)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE

Hong Kong (continued)
Wharf Holdings Ltd. (The)	(15,000)	$(45,346)	$(3,740)	(5.5)%
Wharf Real Estate Investment Co. Ltd.	(3,000)	(22,358)	(1,678)	(2.5)

United States
Samsonite International SA	(85,500)	(274,714)	22,970	34.0

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR and Federal Funds Floating Rate plus or minus a specified spread (-0.09% to 0.03%), which is denominated in USD based on the local currencies of the positions within the swap.	50-61 months maturity ranging from 04/12/2023 - 03/26/2024	$256,499,972	$(2,141,781)	$(991,929)	$(3,133,710)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

United States
AES Corp.	79,761	$1,442,079	$242,335	(7.7)%
Amgen, Inc.	8,613	1,636,298	(64,670)	2.1
Assured Guaranty Ltd.	27,058	1,202,187	190,536	(6.1)
Athene Holding Ltd.	35,654	1,454,683	(157,532)	5.0
Biogen, Inc.	7,326	1,731,720	(477,190)	15.2
Charles River Laboratories International, Inc.	14,929	2,168,437	470,672	(15.0)
Cisco Systems, Inc.	27,429	1,480,892	211,271	(6.7)
Consolidated Edison, Inc.	19,434	1,648,198	138,894	(4.4)
Exelixis, Inc.	65,526	1,559,519	194,066	(6.2)
Exelon Corp.	26,297	1,318,269	168,927	(5.4)
Facebook, Inc.	7,820	1,303,516	166,847	(5.3)
HCA Healthcare, Inc.	9,709	1,265,859	(44,879)	1.4
HollyFrontier Corp.	31,095	1,532,051	(268,176)	8.6
Huntington Ingalls Industries, Inc.	7,450	1,543,640	(335,337)	10.7
IQVIA Holdings, Inc.	15,714	2,260,459	519,001	(16.6)
Kohl’s Corp.	23,038	1,584,323	(76,604)	2.4
Laboratory Corp. of America Holdings	8,471	1,295,894	37,906	(1.2)
Macy’s, Inc.	56,882	1,366,874	(605,208)	19.3
Micron Technology, Inc.	60,490	2,500,052	357,783	(11.4)
PBF Energy, Inc.	44,804	1,395,197	(258,045)	8.2
PulteGroup, Inc.	47,347	1,323,822	73,070	(2.3)
Regeneron Pharmaceuticals, Inc.	3,282	1,347,655	54,567	(1.7)
Robert Half International, Inc.	28,056	1,828,129	(10,400)	0.3
Spirit AeroSystems Holdings, Inc.	12,669	1,159,594	95,637	(3.1)
Tech Data Corp.	14,404	1,475,114	339,399	(10.8)
United Therapeutics Corp.	14,067	1,651,044	67,331	(2.1)
Veeva Systems, Inc.	11,114	1,409,922	180,171	(5.7)
Verizon Communications, Inc.	26,910	1,591,188	50,916	(1.6)
Viacom, Inc.	70,039	1,965,995	(65,425)	2.1

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Short Positions

Common Stock

Panama
Copa Holdings SA	(14,764)	$(1,190,126)	$49,180	(1.6)%

United States
American International Group, Inc.	(28,374)	(1,221,784)	7,915	(0.3)
Cheniere Energy, Inc.	(26,636)	(1,820,837)	(169,790)	5.4
Conagra Brands, Inc.	(45,805)	(1,270,631)	(280,093)	8.9
Crown Holdings, Inc.	(33,918)	(1,850,905)	(407,771)	13.0
First Data Corp.	(46,289)	(1,216,012)	(493,441)	15.7
Floor & Decor Holdings, Inc.	(32,740)	(1,349,543)	(355,304)	11.3
Freeport-McMoRan, Inc.	(124,542)	(1,605,346)	(169,508)	5.4
Hess Corp.	(19,953)	(1,201,769)	(253,813)	8.1
Martin Marietta Materials, Inc.	(9,386)	(1,888,275)	(105,039)	3.4
Newell Brands, Inc.	(115,588)	(1,773,120)	420,198	(13.4)
News Corp.	(93,598)	(1,164,359)	22,162	(0.7)
ONEOK, Inc.	(17,647)	(1,232,466)	(182,372)	5.8
Pure Storage, Inc.	(76,898)	(1,675,607)	(262,434)	8.4
QUALCOMM, Inc.	(23,439)	(1,336,726)	(42,365)	1.4
Sealed Air Corp.	(62,171)	(2,863,596)	(485,497)	15.5
Targa Resources Corp.	(33,838)	(1,405,969)	48,699	(1.6)
Tesla, Inc.	(14,529)	(4,066,086)	219,261	(7.0)
Universal Display Corp.	(9,247)	(1,413,404)	(508,421)	16.2
Vulcan Materials Co.	(13,536)	(1,602,662)	(107,571)	3.4
Zayo Group Holdings, Inc.	(61,945)	(1,760,477)	334,679	(10.7)

See notes to Consolidated Schedule of Investments.

Schedule of Investments	March 31, 2019 (Unaudited)

AQR VOLATILITY RISK PREMIUM FUND

INVESTMENTS	SHARES	VALUE ($)
COMMON STOCKS - 46.9%
Australia - 1.3%
BHP Group Ltd. (2)	446	$12,191
BHP Group plc (2)	1,438	34,695
BlueScope Steel Ltd. (2)	424	4,208
CIMIC Group Ltd. (2)	527	18,102
Dexus, REIT (2)	458	4,145
Goodman Group, REIT (2)	1,206	11,437
Origin Energy Ltd. (2)	515	2,636
Rio Tinto plc (2)	697	40,512
Santos Ltd. (2)	1,949	9,437
Scentre Group, REIT (2)	1,888	5,511
Wesfarmers Ltd. (2)	91	2,241
Woodside Petroleum Ltd. (2)	432	10,606

		155,721

Belgium - 0.2%
UCB SA (2)	216	18,555

Canada - 1.1%
Alimentation Couche-Tard, Inc., Class B	362	21,324
Canadian National Railway Co.	140	12,533
CGI, Inc.*	285	19,593
Constellation Software, Inc.	27	22,880
Empire Co. Ltd., Class A	243	5,261
Magna International, Inc.	445	21,668
Open Text Corp.	307	11,787
RioCan REIT	122	2,417
Teck Resources Ltd., Class B	316	7,312
Toronto-Dominion Bank (The)	30	1,628
West Fraser Timber Co. Ltd.	76	3,697

		130,100

China - 0.2%
Yangzijiang Shipbuilding Holdings Ltd. (2)	16,500	18,323

Denmark - 0.7%
H Lundbeck A/S (2)	363	15,742
Novo Nordisk A/S, Class B (2)	814	42,544
Pandora A/S (2)	618	28,957

		87,243

Finland - 0.6%
Neste OYJ (2)	611	65,133
Nokia OYJ (2)	557	3,173

		68,306

France - 1.7%
Atos SE (2)	20	1,931
AXA SA (2)	1,469	36,947
BNP Paribas SA (2)	156	7,424
CNP Assurances (2)	469	10,326
Electricite de France SA (2)	3,151	43,135
Hermes International (2)	21	13,866
Kering SA (2)	51	29,254
Klepierre SA, REIT (2)	79	2,764
Peugeot SA (2)	292	7,125
TOTAL SA (2)	612	34,057
Unibail-Rodamco-Westfield, REIT (2)	110	18,039

		204,868

INVESTMENTS	SHARES	VALUE ($)
Germany - 1.2%
Allianz SE (Registered) (2)	264	$58,832
E.ON SE (2)	3,762	41,864
SAP SE (2)	349	40,346
Volkswagen AG (Preference) (2)	18	2,838

		143,880

Hong Kong - 0.4%
CK Asset Holdings Ltd. (2)	500	4,453
Kerry Properties Ltd. (2)	1,500	6,706
Link REIT (2)	500	5,854
Sun Hung Kai Properties Ltd. (2)	500	8,595
Swire Properties Ltd. (2)	4,800	20,659
WH Group Ltd. (2)(a)	2,000	2,139
Wharf Holdings Ltd. (The) (2)	1,000	3,023

		51,429

Italy - 0.8%
Enel SpA (2)	5,175	33,160
Eni SpA (2)	2,492	44,030
Moncler SpA (2)	339	13,682

		90,872

Japan - 3.3%
Astellas Pharma, Inc. (2)	2,100	31,553
Bandai Namco Holdings, Inc. (2)	100	4,695
Dai-ichi Life Holdings, Inc. (2)	600	8,353
Fuji Electric Co. Ltd. (2)	100	2,847
Hitachi Ltd. (2)	700	22,743
ITOCHU Corp. (2)	500	9,062
Japan Airlines Co. Ltd. (2)	700	24,668
Japan Post Holdings Co. Ltd. (2)	1,800	21,067
Japan Retail Fund Investment Corp., REIT (2)	1	2,010
JFE Holdings, Inc. (2)	400	6,808
JTEKT Corp. (2)	100	1,235
Kamigumi Co. Ltd. (2)	200	4,639
Marubeni Corp. (2)	2,300	15,947
Mitsubishi Corp. (2)	800	22,273
Mitsubishi UFJ Financial Group, Inc. (2)	300	1,484
Mitsui & Co. Ltd. (2)	1,400	21,785
Nikon Corp. (2)	200	2,828
Nippon Telegraph & Telephone Corp. (2)	400	17,052
Resona Holdings, Inc. (2)	1,200	5,198
Shinsei Bank Ltd. (2)	300	4,269
Shionogi & Co. Ltd. (2)	200	12,416
SoftBank Group Corp. (2)	100	9,748
Sony Corp. (2)	200	8,444
Sumitomo Corp. (2)	1,200	16,637
Sumitomo Dainippon Pharma Co. Ltd. (2)	100	2,482
Sumitomo Heavy Industries Ltd. (2)	300	9,750
Sumitomo Mitsui Financial Group, Inc. (2)	600	21,011
Sumitomo Mitsui Trust Holdings, Inc. (2)	200	7,188
Taiheiyo Cement Corp. (2)	200	6,680
Takeda Pharmaceutical Co. Ltd. (2)	104	4,259
THK Co. Ltd. (2)	300	7,451
Tokio Marine Holdings, Inc. (2)	400	19,379
Tokyo Electric Power Co. Holdings, Inc. (2)*	3,000	18,978
Tosoh Corp. (2)	200	3,121
Toyo Seikan Group Holdings Ltd. (2)	100	2,051
Toyota Tsusho Corp. (2)	300	9,802

		389,913

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

AQR VOLATILITY RISK PREMIUM FUND

INVESTMENTS	SHARES	VALUE ($)
Luxembourg - 0.2%
SES SA, FDR (2)	1,147	$17,847

Netherlands - 1.4%
ING Groep NV (2)	533	6,459
Koninklijke Ahold Delhaize NV (2)	3,090	82,267
NN Group NV (2)	576	23,965
Royal Dutch Shell plc, Class A (2)	1,047	32,903
Royal Dutch Shell plc, Class B (2)	505	15,961
Wolters Kluwer NV (2)	64	4,360

		165,915

Singapore - 0.1%
ComfortDelGro Corp. Ltd. (2)	9,200	17,486

South Africa - 0.2%
Anglo American plc (2)	761	20,354

Spain - 0.4%
Banco Bilbao Vizcaya Argentaria SA (2)	5,982	34,180
Endesa SA (2)	333	8,498
Iberdrola SA (2)	264	2,318

		44,996

Sweden - 0.6%
Swedish Match AB (2)	467	23,828
Telefonaktiebolaget LM Ericsson, Class B (2)	4,834	44,530

		68,358

Switzerland - 1.9%
Adecco Group AG (Registered) (2)	482	25,741
Novartis AG (Registered) (2)	110	10,573
Roche Holding AG (2)	335	92,310
Sonova Holding AG (Registered) (2)	127	25,168
Swiss Life Holding AG (Registered) (2)*	60	26,436
Zurich Insurance Group AG (2)	131	43,366

		223,594

United Kingdom - 1.7%
Aviva plc (2)	2,262	12,164
Barclays plc (2)	10,770	21,694
BP plc (2)	8,979	65,200
Burberry Group plc (2)	721	18,376
Centrica plc (2)	8,680	12,930
Fiat Chrysler Automobiles NV (2)	660	9,858
GlaxoSmithKline plc (2)	662	13,754
International Consolidated Airlines Group SA (2)	4,298	28,632
RELX plc (2)	269	5,756
Royal Bank of Scotland Group plc (2)	1,497	4,820
Unilever plc (2)	171	9,843

		203,027

United States - 28.9%
AbbVie, Inc.	142	11,444
ABIOMED, Inc. *	25	7,140
Adobe, Inc. *	272	72,485
AES Corp.	2,413	43,627
Aflac, Inc.	61	3,050
Alexion Pharmaceuticals, Inc. *	149	20,142
Alkermes plc *	191	6,970
Allstate Corp. (The)	404	38,049
Alphabet, Inc., Class A *	39	45,899
Alphabet, Inc., Class C *	42	49,279
Altria Group, Inc.	364	20,905

INVESTMENTS	SHARES	VALUE ($)
United States - 28.9% (continued)
Amazon.com, Inc. *	59	$105,064
American Tower Corp., REIT	43	8,474
Annaly Capital Management, Inc., REIT	1,264	12,627
Anthem, Inc.	180	51,656
Apple, Inc.	439	83,388
Applied Materials, Inc.	423	16,776
AT&T, Inc.	88	2,760
Autodesk, Inc. *	79	12,310
AutoZone, Inc. *	15	15,362
AvalonBay Communities, Inc., REIT	11	2,208
Bausch Health Cos., Inc. *	292	7,204
Berkshire Hathaway, Inc., Class B *	174	34,955
Best Buy Co., Inc.	418	29,703
Biogen, Inc. *	179	42,312
Boeing Co. (The)	155	59,120
Boston Scientific Corp. *	112	4,299
Bristol-Myers Squibb Co.	1,282	61,164
Cardinal Health, Inc.	342	16,467
Caterpillar, Inc.	93	12,601
CDW Corp.	156	15,034
Celgene Corp. *	100	9,434
Centene Corp. *	580	30,798
Chevron Corp.	126	15,521
Chipotle Mexican Grill, Inc. *	37	26,281
Cigna Corp.	9	1,447
Cisco Systems, Inc.	814	43,948
Citigroup, Inc.	192	11,946
Cognizant Technology Solutions Corp., Class A	421	30,501
Comcast Corp., Class A	1,251	50,015
CommScope Holding Co., Inc. *	560	12,169
ConocoPhillips	476	31,768
Crown Castle International Corp., REIT	37	4,736
CSX Corp.	25	1,871
Cummins, Inc.	40	6,315
CVS Health Corp.	269	14,507
Darden Restaurants, Inc.	199	24,173
Dell Technologies, Inc., Class C *	125	7,336
Delta Air Lines, Inc.	197	10,175
Discover Financial Services	57	4,056
DXC Technology Co.	290	18,650
Eaton Corp. plc	52	4,189
Edwards Lifesciences Corp. *	34	6,505
Electronic Arts, Inc. *	184	18,700
Eli Lilly & Co.	315	40,874
Exelon Corp.	1,226	61,459
Exxon Mobil Corp.	91	7,353
Facebook, Inc., Class A *	547	91,179
First Data Corp., Class A *	74	1,944
Fortinet, Inc. *	156	13,099
Fox Corp., Class A *	48	1,762
Gilead Sciences, Inc.	257	16,708
H&R Block, Inc.	372	8,906
HCA Healthcare, Inc.	321	41,852
Home Depot, Inc. (The)	274	52,578
HP, Inc.	1,106	21,490
Humana, Inc.	121	32,186
IAC/InterActiveCorp*	74	15,548
Intel Corp.	1,259	67,608
International Business Machines Corp.	253	35,698
Intuit, Inc.	207	54,112

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

AQR VOLATILITY RISK PREMIUM FUND

INVESTMENTS	SHARES	VALUE ($)
United States - 28.9% (continued)
Johnson & Johnson	384	$53,679
JPMorgan Chase & Co.	41	4,150
Keysight Technologies, Inc. *	20	1,744
Kroger Co. (The)	222	5,461
Laboratory Corp. of America Holdings *	48	7,343
Las Vegas Sands Corp.	312	19,020
Lincoln National Corp.	54	3,170
Lowe’s Cos., Inc.	512	56,049
Lululemon Athletica, Inc. *	73	11,963
LyondellBasell Industries NV, Class A	131	11,014
ManpowerGroup, Inc.	499	41,262
Mastercard, Inc., Class A	226	53,212
McKesson Corp.	312	36,523
Medtronic plc	183	16,668
Merck & Co., Inc.	799	66,453
MetLife, Inc.	363	15,453
Micron Technology, Inc. *	1,003	41,454
Microsoft Corp.	1,738	204,981
Mylan NV *	186	5,271
NetApp, Inc.	58	4,022
NIKE, Inc., Class B	770	64,842
Oracle Corp.	397	21,323
O’Reilly Automotive, Inc. *	24	9,319
PepsiCo, Inc.	105	12,868
Pfizer, Inc.	2,298	97,596
Philip Morris International, Inc.	349	30,848
Phillips 66	59	5,615
PNC Financial Services Group, Inc. (The)	127	15,578
Procter & Gamble Co. (The)	327	34,024
Progressive Corp. (The)	146	10,525
Prologis, Inc., REIT	140	10,073
Public Service Enterprise Group, Inc.	267	15,862
Public Storage, REIT	22	4,791
PVH Corp.	18	2,195
Ralph Lauren Corp.	81	10,504
Robert Half International, Inc.	328	21,372
Ross Stores, Inc.	20	1,862
S&P Global, Inc.	34	7,159
Seagate Technology plc	179	8,572
Simon Property Group, Inc., REIT	80	14,577
Skyworks Solutions, Inc.	155	12,784
Southwest Airlines Co.	1,344	69,767
Spirit AeroSystems Holdings, Inc., Class A	17	1,556
Starbucks Corp.	123	9,144
Steel Dynamics, Inc.	533	18,799
Symantec Corp.	1,072	24,645
Synchrony Financial	1,277	40,736
Texas Instruments, Inc.	241	25,563
TJX Cos., Inc. (The)	388	20,645
Tractor Supply Co.	26	2,542
Tyson Foods, Inc., Class A	392	27,217
Ulta Beauty, Inc. *	6	2,092
United Continental Holdings, Inc. *	324	25,849
United Technologies Corp.	14	1,804
United Therapeutics Corp. *	254	29,812
UnitedHealth Group, Inc.	22	5,440
Valero Energy Corp.	83	7,041
Verizon Communications, Inc.	378	22,351
Walmart, Inc.	502	48,960
Walt Disney Co. (The)	48	5,329

INVESTMENTS	SHARES	VALUE ($)
United States - 28.9% (continued)
Waste Management, Inc.	68	$7,066
Wells Fargo & Co.	794	38,366
Welltower, Inc., REIT	23	1,785
Xerox Corp.	400	12,792
Xilinx, Inc.	99	12,552

		3,394,905

TOTAL COMMON STOCKS (Cost $5,195,876)		5,515,692

SHORT-TERM INVESTMENTS - 44.2%

INVESTMENT COMPANIES - 44.2%
Limited Purpose Cash Investment Fund, 2.43% (b)
(Cost $5,204,517)	5,205,037	5,204,517

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 91.1%
(Cost $10,400,393)		10,720,209

OTHER ASSETS IN EXCESS OF LIABILITIES - 8.9% (c)		1,051,132

NET ASSETS - 100.0%		$11,771,341

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$347,469	3.0%
Consumer Discretionary	636,074	5.4
Consumer Staples	324,945	2.8
Energy	347,261	2.9
Financials	616,010	5.2
Health Care	1,011,251	8.6
Industrials	539,975	4.6
Information Technology	1,097,177	9.3
Materials	171,441	1.5
Real Estate	142,256	1.2
Utilities	281,833	2.4
Short-Term Investments	5,204,517	44.2

Total Investments In Securities At Value	10,720,209	91.1
Other Assets in Excess of Liabilities (c)	1,051,132	8.9

Net Assets	$11,771,341	100.0%

*	Non-income producing security.
(a)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2019 amounted to $2,139, which represents approximately 0.02% of net assets of the fund.

(b)	Represents 7-day effective yield as of March 31, 2019.
(c)	Includes appreciation/(depreciation) on futures and written option contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

AQR VOLATILITY RISK PREMIUM FUND

Abbreviations

FDR - Fiduciary Depositary Receipt

OYJ - Public Traded Company

Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT - Real Estate Investment Trust

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

AQR VOLATILITY RISK PREMIUM FUND

Written Call Option Contracts (Premium Style) as of March 31, 2019:

Exchange Traded

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE
EURO STOXX 50 Index	JPMS	2	EUR (67,034)	EUR 3,175.00	4/18/2019	$(3,971)
FTSE 100 Index	JPMS	1	GBP (72,792)	GBP 7,200.00	4/18/2019	(1,667)
S&P 500 Index	JPMS	1	USD (283,440)	USD 2,715.00	4/18/2019	(12,446)
S&P 500 Index	JPMS	1	USD (283,440)	USD 2,735.00	4/18/2019	(10,410)
S&P 500 Index	JPMS	1	USD (283,440)	USD 2,760.00	5/17/2019	(10,395)
S&P 500 Index	JPMS	1	USD (283,440)	USD 2,815.00	4/18/2019	(4,353)
S&P 500 Index	JPMS	1	USD (283,440)	USD 2,820.00	5/17/2019	(5,930)
U.S. Treasury 10 Year Note	JPMS	8	USD (800,000)	USD 122.50	4/26/2019	(14,126)
U.S. Treasury 10 Year Note	JPMS	7	USD (700,000)	USD 123.00	4/26/2019	(9,297)
U.S. Treasury 10 Year Note	JPMS	3	USD (300,000)	USD 123.00	5/24/2019	(4,453)
U.S. Treasury 10 Year Note	JPMS	1	USD (100,000)	USD 123.50	4/26/2019	(937)
U.S. Treasury 10 Year Note	JPMS	6	USD (600,000)	USD 123.50	5/24/2019	(6,844)
U.S. Treasury 10 Year Note	JPMS	6	USD (600,000)	USD 124.00	5/24/2019	(5,063)

						$(89,892)

Written Put Option Contracts (Premium Style) as of March 31, 2019:
Exchange Traded

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE
EURO STOXX 50 Index	JPMS	1	EUR (33,517)	EUR 3,075.00	5/17/2019	$(174)
EURO STOXX 50 Index	JPMS	3	EUR (100,551)	EUR 3,100.00	5/17/2019	(609)
EURO STOXX 50 Index	JPMS	3	EUR (100,551)	EUR 3,125.00	5/17/2019	(713)
EURO STOXX 50 Index	JPMS	3	EUR (100,551)	EUR 3,150.00	4/18/2019	(215)
EURO STOXX 50 Index	JPMS	2	EUR (67,034)	EUR 3,150.00	5/17/2019	(559)
EURO STOXX 50 Index	JPMS	2	EUR (67,034)	EUR 3,175.00	4/18/2019	(179)
EURO STOXX 50 Index	JPMS	2	EUR (67,034)	EUR 3,175.00	5/17/2019	(655)
EURO STOXX 50 Index	JPMS	1	EUR (33,517)	EUR 3,200.00	4/18/2019	(113)
EURO STOXX 50 Index	JPMS	1	EUR (33,517)	EUR 3,225.00	4/18/2019	(145)
EURO STOXX 50 Index	JPMS	3	EUR (100,551)	EUR 3,225.00	5/17/2019	(1,356)
EURO STOXX 50 Index	JPMS	2	EUR (67,034)	EUR 3,250.00	4/18/2019	(368)
EURO STOXX 50 Index	JPMS	1	EUR (33,517)	EUR 3,250.00	5/17/2019	(532)
EURO STOXX 50 Index	JPMS	2	EUR (67,034)	EUR 3,275.00	4/18/2019	(471)
EURO STOXX 50 Index	JPMS	1	EUR (33,517)	EUR 3,300.00	4/18/2019	(303)
FTSE 100 Index	JPMS	1	GBP (72,792)	GBP 6,950.00	4/18/2019	(215)
FTSE 100 Index	JPMS	2	GBP (145,584)	GBP 6,975.00	4/18/2019	(482)
FTSE 100 Index	JPMS	2	GBP (145,584)	GBP 7,075.00	4/18/2019	(794)
Nikkei 225 Index	JPMS	2	JPY (42,411,620)	JPY 20,250.00	4/12/2019	(920)
Nikkei 225 Index	JPMS	1	JPY (21,205,810)	JPY 20,375.00	4/12/2019	(559)
Nikkei 225 Index	JPMS	1	JPY (21,205,810)	JPY 20,750.00	4/12/2019	(1,083)
Russell 2000 Index	JPMS	1	USD (153,974)	USD 1,440.00	4/18/2019	(297)
Russell 2000 Index	JPMS	1	USD (153,974)	USD 1,485.00	4/18/2019	(702)
S&P 500 Index	JPMS	1	USD (283,440)	USD 2,595.00	5/17/2019	(915)
S&P 500 Index	JPMS	1	USD (283,440)	USD 2,655.00	5/17/2019	(1,435)
S&P 500 Index	JPMS	2	USD (566,880)	USD 2,685.00	5/17/2019	(3,290)
S&P 500 Index	JPMS	2	USD (566,880)	USD 2,690.00	4/18/2019	(824)
S&P 500 Index	JPMS	1	USD (283,440)	USD 2,690.00	5/17/2019	(1,654)
S&P 500 Index	JPMS	1	USD (283,440)	USD 2,695.00	4/18/2019	(438)
S&P 500 Index	JPMS	1	USD (283,440)	USD 2,720.00	5/17/2019	(2,201)
S&P 500 Index	JPMS	1	USD (283,440)	USD 2,730.00	4/18/2019	(695)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

AQR VOLATILITY RISK PREMIUM FUND

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE
S&P 500 Index	JPMS	1	USD (283,440)	USD 2,750.00	4/18/2019	$ (926)
S&P 500 Index	JPMS	1	USD (283,440)	USD 2,750.00	5/17/2019	(2,585)
S&P 500 Index	JPMS	1	USD (283,440)	USD 2,770.00	5/17/2019	(3,014)
S&P 500 Index	JPMS	1	USD (283,440)	USD 2,785.00	5/17/2019	(3,480)
U.S. Treasury 10 Year Note	JPMS	6	USD (600,000)	USD 122.00	5/24/2019	(656)
U.S. Treasury 10 Year Note	JPMS	5	USD (500,000)	USD 122.50	4/26/2019	(234)
U.S. Treasury 10 Year Note	JPMS	5	USD (500,000)	USD 122.50	5/24/2019	(859)
U.S. Treasury 10 Year Note	JPMS	2	USD (200,000)	USD 123.00	5/24/2019	(531)
U.S. Treasury 10 Year Note	JPMS	2	USD (200,000)	USD 123.50	4/26/2019	(438)

						$(35,619)

Total Written Option Contracts (Premium Style) (Premiums Received ($124,713))						$(125,511)

Written Call Option Contracts (Futures Style) as of March 31, 2019:

Exchange Traded

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Euro-Bund April Futures	JPMS	2	EUR (200,000)	EUR 164.00	4/26/2019	$(3,443)
Euro-Bund April Futures	JPMS	1	EUR (100,000)	EUR 164.50	4/26/2019	(1,451)
Euro-Bund May Futures	JPMS	1	EUR (100,000)	EUR 165.50	5/24/2019	(451)
Euro-Bund May Futures	JPMS	2	EUR (200,000)	EUR 166.00	5/24/2019	(766)
Euro-Bund May Futures	JPMS	4	EUR (400,000)	EUR 167.00	5/24/2019	(1,082)

						$(7,193)

Written Put Option Contracts (Futures Style) as of March 31, 2019:
Exchange Traded

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Euro-Bund April Futures	JPMS	4	EUR (400,000)	EUR 163.50	4/26/2019	$2,543
Euro-Bund April Futures	JPMS	2	EUR (200,000)	EUR 164.00	4/26/2019	2,063
Euro-Bund April Futures	JPMS	2	EUR (200,000)	EUR 164.50	4/26/2019	337
Euro-Bund April Futures	JPMS	1	EUR (100,000)	EUR 165.00	4/26/2019	236
Euro-Bund May Futures	JPMS	2	EUR (200,000)	EUR 163.00	5/24/2019	816
Euro-Bund May Futures	JPMS	1	EUR (100,000)	EUR 163.50	5/24/2019	510
Euro-Bund May Futures	JPMS	4	EUR (400,000)	EUR 164.50	5/24/2019	855
Euro-Bund May Futures	JPMS	4	EUR (400,000)	EUR 165.00	5/24/2019	1,035
Euro-Bund May Futures	JPMS	2	EUR (200,000)	EUR 165.50	5/24/2019	607

						$9,002

Total Written Option Contracts (Futures Style)						$1,809

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

AQR VOLATILITY RISK PREMIUM FUND

Futures contracts outstanding as of March 31, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
MSCI EAFE E-Mini Index	2	6/2019	USD	$186,640	$4,036
U.S. Treasury 10 Year Note	19	6/2019	USD	2,360,156	8,060

					12,096

Short Contracts
EURO STOXX 50 Index	(6)	6/2019	EUR	(220,222)	99
Euro-Bund	(1)	6/2019	EUR	(186,592)	(2,077)
FTSE 100 Index	(1)	6/2019	GBP	(93,926)	(869)
Nikkei 225 Index	(1)	6/2019	JPY	(191,374)	(1,114)

					(3,961)

					$8,135

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

USD - United States Dollar

The following abbreviations are used for counterparty descriptions:

BANA - Bank of America, NA

BARC - Barclays Capital, Inc.

CITG - Citigroup Global Markets, Inc.

CITI - Citibank NA

CRSU - Credit Suisse Securities (USA) LLC

DTBK - Deutsche Bank AG

GSCO - Goldman Sachs & Co.

GSIN - Goldman Sachs International

JPMC - J.P. Morgan Chase Bank, NA

JPMS - J.P. Morgan Securities LLC

JPPC - J.P. Morgan Securities plc

MACQ - Macquarie Bank Ltd.

MLIN - Merrill Lynch International

MPFS - Merrill Lynch, Pierce, Fenner & Smith, Inc.

MSCL - Morgan Stanley & Co. LLC

MSCS - Morgan Stanley Capital Services LLC

MSIP - Morgan Stanley & Co. International plc

SOCG - Societe Generale

The following reference rates, and their values as of period-end, are used for security descriptions:

Australian Bank-Bill Reference Rate (“BBR”): 1.80%

Australian Overnight Indexed Swap Rate (“AOISR”):1.77%

Bank of Japan Estimate Unsecured Overnight Call Rate: -0.06%

Brazilian Interbank Certificate of Deposit (“CDI”): 6.40%

CAD/USD Overnight Forward FX Swap Rate: 1.98%

Canadian Dollar Offered Rate (“CDOR”): 1.98%

Canadian Overnight Repurchase Rate: 1.75%

CHF London Interbank Offered Rate (“LIBOR”): -0.79%

Copenhagen Interbank Offered Rate: -0.41%

EUR/USD 1 Week Forward Swap Rate: -0.38%

Euro Interbank Offered Rate (“EURIBOR”): -0.37%

Euro Overnight Index Average (“EONIA”): -0.36%

Federal Funds Floating Rate: 2.43%

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2019 (Unaudited)

AQR VOLATILITY RISK PREMIUM FUND

GBP London Interbank Offered Rate (“LIBOR”): 0.73%

GBP/USD 1 Week Forward FX Swap Rate: 4.60%

HKD/USD 1 Month Forward FX Swap Rate: 1.66%

Hong Kong Interbank Offered Rate (“HIBOR”): 1.66%

Hong Kong Overnight Index Average (“HONIA”): 2.67%

Johannesburg Interbank Offered Rate: 6.98%

JPY London Interbank Offered Rate (“LIBOR”): -0.10%

JPY/USD 1 Week Forward Swap Rate: -0.09%

London Interbank Offered Rate (“LIBOR”): 2.49%

Mexico Equilibrium Interbank Interest Rate: 8.52%

Norway Interbank Offered Rate: 1.25%

Overnight Bank Funding Rate: 2.41%

Rand Overnight Deposit Rate: 6.60%

Reserve Bank of Australia Cash Rate: 1.50%

Swiss Average Rate Overnight (“SARON”): -0.74%

Singapore Interbank Offered Rate (“SIBOR”): 1.83%

Singapore Swap Offered Rate (“SOR”): 1.84%

Sterling Overnight Index Average (“SONIA”): 0.70%

Stockholm Interbank Offered Rate (“STIBOR”): -0.10%

Tokyo Overnight Average Rate: -0.23%

Tomorrow/Next Overnight Indexed Swaps: -0.53%

Warsaw Interbank Offered Rate: 1.54%

See notes to Schedule of Investments.

Notes to Schedule of Investments	March 31, 2019 (Unaudited)

The Consolidated Schedules of Investments of the AQR Global Macro Fund, AQR Managed Futures Strategy Fund, AQR Managed Futures Strategy HV Fund, AQR Multi-Asset Fund (formerly known as AQR Risk Parity Fund), AQR Multi-Strategy Alternative Fund, AQR Risk-Balanced Commodities Strategy Fund, AQR Risk Parity II HV Fund, AQR Risk Parity II MV Fund, AQR Style Premia Alternative Fund and AQR Style Premia Alternative LV Fund (“Consolidated Funds”) include the accounts of AQR Global Macro Offshore Fund Ltd., AQR Managed Futures Strategy Offshore Fund Ltd., AQR Managed Futures Strategy HV Offshore Fund Ltd., AQR Multi-Strategy Alternative Offshore Fund Ltd., AQR Multi-Asset Offshore Fund Ltd. (formerly known as AQR Risk Parity Offshore Fund Ltd.), AQR Risk-Balanced Commodities Strategy Offshore Fund Ltd., AQR Risk Parity II HV Offshore Fund Ltd., AQR Risk Parity II MV Offshore Fund Ltd., AQR Style Premia Alternative Offshore Fund Ltd. and AQR Style Premia Alternative LV Offshore Fund Ltd., respectively, which are wholly-owned and controlled subsidiaries (the “Subsidiaries”). Subsequent references to the Funds collectively refer to the Consolidated Funds and their Subsidiaries.

Fair Value Hierarchy: Various inputs are utilized in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels as follows:

Level 1 — Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 — Other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, credit risks and default rates) or other market corroborated inputs.

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used. The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include illiquid securities. When observable prices are not available for these securities, the Funds may use one or more valuation approaches (e.g., the market approach, the income approach, or the cost approach), including proprietary models for which sufficient and reliable data is available. Discounts may also be applied due to the nature or durations of any restrictions on the disposition of the investment or adjusted as appropriate for credit, market and/or other risk factors.

Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Adviser in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the fair value of the investment.

Notes to Schedule of Investments	March 31, 2019 (Unaudited)

Transfers to Level 3 or from Level 3 are generally due to a decline or an increase in market activity (e.g., frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

There were no other Level 3 securities held at period end, except those securities classified as Level 3 in the Schedules of Investments that are considered quantitatively insignificant in the aggregate for AQR Diversified Arbitrage Fund and AQR Style Premia Alternative Fund.

The following tables include a rollforward of the balances of investments classified within Level 3 of the fair value hierarchy for the period for each Fund that held Level 3 securities that were considered quantitatively significant:

AQR ALTERNATIVE RISK PREMIA FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks †	$248,684,580	$135,437,273	$—		$384,121,853
Short-Term Investments	202,632,381	89,506,646	—		292,139,027
Written Options (Future Style)*	41,932	—	—		41,932
Futures Contracts*	10,307,477	—	—		10,307,477
Forward Foreign Currency Exchange Contracts*	—	2,236,848	—		2,236,848
Total Return Swaps Contracts*	—	440,948	—		440,948

Total Assets	$461,666,370	$227,621,715	$—		$689,288,085

LIABILITIES
Common Stocks (Sold Short) †	$(215,677,412)	$(111,175,067)	$—		$(326,852,479)
Written Options (Premium Style)*	(1,393,717)	—	—		(1,393,717)
Written Options (Future Style)*	(158,694)	—	—		(158,694)
Futures Contracts*	(6,143,838)	—	—		(6,143,838)
Forward Foreign Currency Exchange Contracts*	—	(2,927,337)	—		(2,927,337)
Total Return Swaps Contracts*	—	(421)	—		(421)

Total Liabilities	$(223,373,661)	$(114,102,825)	$—		$(337,476,486)
AQR DIVERSIFIED ARBITRAGE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks	$136,722,161	$31,675,561	$1,878,734		$170,276,456
Convertible Preferred Stocks	—	15,420,013	—		15,420,013
Corporate Bonds	—	25,424,351	1,475,869		26,900,220
Convertible Bonds	—	147,910,298	2,055,520		149,965,818
Closed End Funds	18,074,929	—	—		18,074,929
Exchange-Traded Funds	3,410	—	—		3,410
Loan Participations	—	2,855,984	—		2,855,984
Purchased Options	9,775	—	—		9,775
Preferred Stocks	2,573,324	—	773,930		3,347,254
Rights	2,281,089	—	264,229		2,545,318
Securities in Litigation	—	—	437,891		437,891
Warrants	9,363,422	2,048,670	492,844		11,904,936
Short-Term Investments	113,349,089	44,112,767	—		157,461,856
Forward Foreign Currency Exchange Contracts*	—	73,288	—		73,288
Credit Default Swap Contracts*	—	—	—		—
Total Return Basket Swaps Contracts*	—	2,203,575	—		2,203,575

Total Assets	$282,377,199	$271,724,507	$7,379,017		$561,480,723

LIABILITIES
Common Stocks (Sold Short)	$(142,183,099)	$(411,038)	$—	(a)	$(142,594,137)
Convertible Bonds (Sold Short)	—	(6,331,653)	—		(6,331,653)
U.S. Treasury Obligations (Sold Short)	—	(1,812,680)	—		(1,812,680)
Futures Contracts*	(1,344,813)	—	—		(1,344,813)
Forward Foreign Currency Exchange Contracts*	—	(11,268)	—		(11,268)
Credit Default Swap Contracts*	—	(1,169,872)	—		(1,169,872)
Total Return Basket Swaps Contracts*	—	(3,803,188)	—		(3,803,188)

Total Liabilities	$(143,527,912)	$(13,539,699)	$—	(a)	$(157,067,611)

Notes to Schedule of Investments	March 31, 2019 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks †	$50,525,809	$328,899,552	$—	$379,425,361
Short-Term Investments	466,680,428	445,936,602	—	912,617,030
Forward Foreign Currency Exchange Contracts*	—	1,287,363	—	1,287,363
Total Return Basket Swaps Contracts*	—	211,838	—	211,838

Total Assets	$517,206,237	$776,335,355	$—	$1,293,541,592

LIABILITIES
Common Stocks (Sold Short) †	$(50,523,575)	$(218,882,158)	$—	$(269,405,733)
Forward Foreign Currency Exchange Contracts*	—	(102,968)	—	(102,968)
Total Return Basket Swaps Contracts*	—	(35,140,253)	—	(35,140,253)

Total Liabilities	$(50,523,575)	$(254,125,379)	$—	$(304,648,954)
AQR GLOBAL MACRO FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Short-Term Investments	$9,532,576	$17,404,450	$—	$26,937,026
Futures Contracts*	742,862	—	—	742,862
Forward Foreign Currency Exchange Contracts*	—	493,506	—	493,506
Interest Rate Swap Contracts*	—	1,523,311	—	1,523,311
Total Return Swaps Contracts*	—	173,865	—	173,865

Total Assets	$10,275,438	$19,595,132	$—	$29,870,570

LIABILITIES
Futures Contracts*	$(577,100)	$—	$—	$(577,100)
Forward Foreign Currency Exchange Contracts*	—	(409,376)	—	(409,376)
Interest Rate Swap Contracts*	—	(1,147,087)	—	(1,147,087)
Total Return Swaps Contracts*	—	(88,589)	—	(88,589)

Total Liabilities	$(577,100)	$(1,645,052)	$—	$(2,222,152)
AQR LONG-SHORT EQUITY FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks †	$994,424,120	$171,933,556	$—	$1,166,357,676
Short-Term Investments	564,061,892	887,244,882	—	1,451,306,774
Futures Contracts*	16,837,128	—	—	16,837,128
Forward Foreign Currency Exchange Contracts*	—	1,127,820	—	1,127,820
Total Return Basket Swaps Contracts*	—	20,800,961	—	20,800,961
Total Return Swaps Contracts*	—	1,054,063	—	1,054,063

Total Assets	$1,575,323,140	$1,082,161,282	$—	$2,657,484,422

LIABILITIES
Common Stocks (Sold Short) †	$(668,087,580)	$(103,258,668)	$—	$(771,346,248)
Futures Contracts*	(112,391)	—	—	(112,391)
Forward Foreign Currency Exchange Contracts*	—	(3,076,708)	—	(3,076,708)
Total Return Basket Swaps Contracts*	—	(78,576,408)	—	(78,576,408)
Total Return Swaps Contracts*	—	(453,995)	—	(453,995)

Total Liabilities	$(668,199,971)	$(185,365,779)	$—	$(853,565,750)
AQR MANAGED FUTURES STRATEGY FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Short-Term Investments	$1,051,435,556	$5,003,179,948	$—	$6,054,615,504
Futures Contracts*	197,372,379	—	—	197,372,379
Forward Foreign Currency Exchange Contracts*	—	101,577,282	—	101,577,282
Total Return Swaps Contracts*	—	33,238,877	—	33,238,877

Total Assets	$1,248,807,935	$5,137,996,107	$—	$6,386,804,042

Notes to Schedule of Investments	March 31, 2019 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
LIABILITIES
Futures Contracts*	$(24,020,929)	$—	$—	$(24,020,929)
Forward Foreign Currency Exchange Contracts*	—	(87,036,870)	—	(87,036,870)
Total Return Swaps Contracts*	—	(9,214,640)	—	(9,214,640)

Total Liabilities	$(24,020,929)	$(96,251,510)	$—	$(120,272,439)
AQR MANAGED FUTURES STRATEGY HV FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Short-Term Investments	$82,352,003	$284,091,455	$—	$366,443,458
Futures Contracts*	18,723,681	—	—	18,723,681
Forward Foreign Currency Exchange Contracts*	—	9,680,724	—	9,680,724
Total Return Swaps Contracts*	—	3,087,128	—	3,087,128

Total Assets	$101,075,684	$296,859,307	$—	$397,934,991

LIABILITIES
Futures Contracts*	$(2,393,586)	$—	$—	$(2,393,586)
Forward Foreign Currency Exchange Contracts*	—	(8,225,605)	—	(8,225,605)
Total Return Swaps Contracts*	—	(793,421)	—	(793,421)

Total Liabilities	$(2,393,586)	$(9,019,026)	$—	$(11,412,612)
AQR MULTI-ASSET FUND (FORMERLY KNOWN AS AQR RISK PARITY FUND)	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks †	$88,672,637	$42,316,033	$—	$130,988,670
Foreign Government Securities	—	33,274,989	—	33,274,989
U.S. Treasury Obligations	—	42,450,300	—	42,450,300
Short-Term Investments	68,357,130	59,716,119	—	128,073,249
Futures Contracts*	6,500,115	—	—	6,500,115
Forward Foreign Currency Exchange Contracts*	—	2,256,006	—	2,256,006
Total Return Swaps Contracts*	—	653,449	—	653,449

Total Assets	$163,529,882	$180,666,896	$—	$344,196,778

LIABILITIES
Common Stocks (Sold Short) †	$(23,279,700)	$(7,083,445)	$—	$(30,363,145)
Reverse Repurchase Agreements	—	(79,762,382)	—	(79,762,382)
Futures Contracts*	(1,106,656)	—	—	(1,106,656)
Forward Foreign Currency Exchange Contracts*	—	(2,201,602)	—	(2,201,602)
Total Return Swaps Contracts*	—	(945,569)	—	(945,569)

Total Liabilities	$(24,386,356)	$(89,992,998)	$—	$(114,379,354)
AQR MULTI-STRATEGY ALTERNATIVE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks †	$9,796,541	$3,414,465	$450,536	$13,661,542
Convertible Preferred Stocks †	—	156,718,786	—	156,718,786
Corporate Bonds †	—	—	244,876	244,876
Convertible Bonds †	—	364,761,197	187,457	364,948,654
Short-Term Investments	1,001,253,574	61,293,413	—	1,062,546,987
Written Options (Future Style)*	28,955	—	—	28,955
Futures Contracts*	21,536,576	—	—	21,536,576
Forward Foreign Currency Exchange Contracts*	—	16,196,094	—	16,196,094
Credit Default Swap Contracts*	—	425,575	—	425,575
Total Return Basket Swaps Contracts*	—	14,070,872	—	14,070,872
Total Return Swaps Contracts*	—	3,086,181	—	3,086,181

Total Assets	$1,032,615,646	$619,966,583	$882,869	$1,653,465,098

Notes to Schedule of Investments	March 31, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
LIABILITIES
Common Stocks (Sold Short) †	$(369,189,361)	$—	$—	$(369,189,361)
Convertible Bonds (Sold Short) †	—	(19,667,810)	—	(19,667,810)
Written Options (Premium Style)*	(920,778)	—	—	(920,778)
Written Options (Future Style)*	(86,770)	—	—	(86,770)
Futures Contracts*	(11,548,027)	—	—	(11,548,027)
Forward Foreign Currency Exchange Contracts*	—	(11,413,710)	—	(11,413,710)
Credit Default Swap Contracts*	—	(6,292,348)	—	(6,292,348)
Total Return Basket Swaps Contracts*	—	(51,922,101)	—	(51,922,101)
Total Return Swaps Contracts*	—	(1,175,773)	—	(1,175,773)

Total Liabilities	$(381,744,936)	$(90,471,742)	$—	$(472,216,678)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Short-Term Investments	$112,901,608	$113,574,988	$—	$226,476,596
Futures Contracts*	13,779,339	—	—	13,779,339
Total Return Swaps Contracts*	—	6,162,043	—	6,162,043

Total Assets	$126,680,947	$119,737,031	$—	$246,417,978

LIABILITIES
Futures Contracts*	$(7,597,242)	$—	$—	$(7,597,242)
Total Return Swaps Contracts*	—	(8,650,354)	—	(8,650,354)

Total Liabilities	$(7,597,242)	$(8,650,354)	$—	$(16,247,596)
AQR RISK PARITY II HV FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Foreign Government Securities	$—	$7,043,194	$—	$7,043,194
U.S. Treasury Obligations	—	10,715,907	—	10,715,907
Short-Term Investments	12,141,654	4,780,055	—	16,921,709
Futures Contracts*	1,461,937	—	—	1,461,937
Forward Foreign Currency Exchange Contracts*	—	181,005	—	181,005
Total Return Swaps Contracts*	—	33,661	—	33,661

Total Assets	$13,603,591	$22,753,822	$—	$36,357,413

LIABILITIES
Reverse Repurchase Agreements	$—	$(6,889,669)	$—	$(6,889,669)
Futures Contracts*	(124,215)	—	—	(124,215)
Forward Foreign Currency Exchange Contracts*	—	(107,321)	—	(107,321)
Total Return Swaps Contracts*	—	(2,994)	—	(2,994)

Total Liabilities	$(124,215)	$(6,999,984)	$—	$(7,124,199)
AQR RISK PARITY II MV FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Foreign Government Securities	$—	$18,921,958	$—	$18,921,958
U.S. Treasury Obligations	—	25,989,963	—	25,989,963
Short-Term Investments	42,052,198	12,298,622	—	54,350,820
Futures Contracts*	2,524,522	—	—	2,524,522
Forward Foreign Currency Exchange Contracts*	—	243,689	—	243,689
Total Return Swaps Contracts*	—	247,952	—	247,952

Total Assets	$44,576,720	$57,702,184	$—	$102,278,904

LIABILITIES
Futures Contracts*	$(228,245)	$—	$—	$(228,245)
Forward Foreign Currency Exchange Contracts*	—	(52,551)	—	(52,551)
Total Return Swaps Contracts*	—	(322,679)	—	(322,679)

Total Liabilities	$(228,245)	$(375,230)	$—	$(603,475)

Notes to Schedule of Investments	March 31, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks †	$1,412,488,338	$233,373,965	$—	$1,645,862,303
Short-Term Investments	1,738,075,775	704,728,788	—	2,442,804,563
Futures Contracts*	142,954,342	—	—	142,954,342
Forward Foreign Currency Exchange Contracts*	—	22,768,548	—	22,768,548
Total Return Basket Swaps Contracts*	—	84,935,237	—	84,935,237
Total Return Swaps Contracts*	—	12,630,265	—	12,630,265

Total Assets	$3,293,518,455	$1,058,436,803	$—	$4,351,955,258

LIABILITIES
Common Stocks (Sold Short) †	$(983,600,324)	$(95,029,860)	$(2)	$(1,078,630,186)
Futures Contracts*	(133,709,334)	—	—	(133,709,334)
Forward Foreign Currency Exchange Contracts*	—	(20,246,831)	—	(20,246,831)
Total Return Basket Swaps Contracts*	—	(13,387,183)	—	(13,387,183)
Total Return Swaps Contracts*	—	(5,057,909)	—	(5,057,909)

Total Liabilities	$(1,117,309,658)	$(133,721,783)	$(2)	$(1,251,031,443)
AQR STYLE PREMIA ALTERNATIVE LV FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks †	$7,298,001	$60,469,637	$—	$67,767,638
Short-Term Investments	206,591,148	96,182,691	—	302,773,839
Futures Contracts*	7,954,325	—	—	7,954,325
Forward Foreign Currency Exchange Contracts*	—	1,385,367	—	1,385,367
Total Return Basket Swaps Contracts*	—	928,592	—	928,592
Total Return Swaps Contracts*	—	651,499	—	651,499

Total Assets	$221,843,474	$159,617,786	$—	$381,461,260

LIABILITIES
Common Stocks (Sold Short) †	$(6,775,742)	$(46,501,592)	$—	$(53,277,334)
Futures Contracts*	(7,577,300)	—	—	(7,577,300)
Forward Foreign Currency Exchange Contracts*	—	(1,156,301)	—	(1,156,301)
Total Return Basket Swaps Contracts*	—	(3,133,710)	—	(3,133,710)
Total Return Swaps Contracts*	—	(265,708)	—	(265,708)

Total Liabilities	$(14,353,042)	$(51,057,311)	$—	$(65,410,353)
AQR VOLATILITY RISK PREMIUM FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks †	$3,525,005	$1,990,687	$—	$5,515,692
Short-Term Investments	5,204,517	—	—	5,204,517
Written Options (Future Style)*	9,002	—	—	9,002
Futures Contracts*	12,195	—	—	12,195

Total Assets	$8,750,719	$1,990,687	$—	$10,741,406

LIABILITIES
Written Options (Premium Style)*	$(125,511)	$—	$—	$(125,511)
Written Options (Future Style)*	(7,193)	—	—	(7,193)
Futures Contracts*	(4,060)	—	—	(4,060)

Total Liabilities	$(136,764)	$—	$—	$(136,764)

*

Derivative instruments, including futures, total return swap, total return basket swap and forward foreign currency exchange contracts, are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Schedule of Investments. Credit default swaps, interest rate swaps, purchased options and written options are reported at market value.

†	Please refer to the Schedule of Investments to view securities segregated by country.
(a)	Security has zero value.

Notes to Schedule of Investments	March 31, 2019 (Unaudited)

The following tables represent each Fund’s valuation inputs as presented on the Schedule of Investments.

AQR DIVERSIFIED ARBITRAGE FUND	COMMON STOCKS	LOAN PARTICIPATIONS/ CORPORATE BONDS	CONVERTIBLE BONDS	PREFERRED STOCKS	RIGHTS	WARRANTS	SECURITIES IN LITIGATION	SHORT COMMON STOCKS
Balance as of December 31, 2018	$1,793,755	$1,295,689	$98,239	$737,083	$168,578	$930,053	$434,209	$—	(a)
Accrued discounts/(premiums)	—	—	14,614	—	—	—	—	—
Realized gain/(loss)	—	28,015	—	—	—	—	—	—
Change in unrealized appreciation/(depreciation)	84,979	160,015	174,071	36,847	(17,124)	113,331	3,682	—
Purchases[1]	—	15,916	824,846	—	—	—	—	—
Sales[2]	—	(28,015)	—	—	—	—	—	—
Transfers in to Level 3	—	111,100	943,750	—	112,775	188,563	—	—
Transfers out of Level 3	—	(106,851)	—	—	—	(739,103)	—	—
Balance as of March 31, 2019	$1,878,734	$1,475,869	$2,055,520	$773,930	$264,229	$492,844	$437,891	$—	(a)
Change in Unrealized appreciation/(depreciation) for securities still held at March 31, 2019	$84,979	$186,720	$188,899	$36,847	$(17,124)	$113,331	$3,682	$—

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, pay downs and securities tendered in a corporate action.
(a)	Security has zero value.

AQR MULTI-STRATEGY ALTERNATIVE FUND	COMMON STOCKS	CORPORATE BONDS	CONVERTIBLE BONDS
Balance as of December 31, 2018	$428,775	$242,059	$185,300
Accrued discounts/(premiums)	—	—	—
Realized gain/(loss)	—	—	—
Change in unrealized appreciation/(depreciation)	21,761	2,817	2,157
Purchases[1]	—	—	—
Sales[2]	—	—	—
Transfers in to Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of March 31, 2019	$450,536	$244,876	$187,457
Change in Unrealized appreciation/(depreciation) for securities still held at March 31, 2019	$21,761	$2,817	$2,157

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, pay downs and securities tendered in a corporate action.

Notes to Schedule of Investments	March 31, 2019 (Unaudited)

The fair values of Level 3 investments are based on significant unobservable inputs that reflect the Adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

The following table summarizes the quantitative inputs and assumptions used in the valuation of investments classified within Level 3 of the fair value hierarchy for the period ended March 31, 2019 for the AQR Diversified Arbitrage Fund and AQR Multi-Strategy Alternative Fund:

Quantitative Information about Level 3 Fair Value Measurements*

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENT TYPE	TOTAL FAIR VALUE	VALUATION METHODOLOGY	UNOBSERVABLE INPUT(S)	INPUT VALUE/ RANGE	WEIGHTED AVERAGE***

Common Stock	$1,478,688	Enterprise Value Waterfall Analysis	Discount for Lack of Marketability**	20.48%—31.20%	21.94%
			EBITDA Multiple	6.3x	N/A
	$400,046	Probability Weighted Expected Return	Discount for Lack of Marketability**	4.23%—30.00%	15.16%
			Discount Rate	8.00%	N/A
			Equity Cost of Capital	47.50%	N/A
			Legal Fees (% of potential proceeds)	9.15%	N/A
			Scenario Probability	5.00%—90.00%	33.33%
			Term	0.30 to 3 years	2.25
Convertible Bonds	$12,947	Liquidation Analysis	Discount Rate	10.50%	N/A
Corporate Bonds	$849,442	Liquidation Analysis	Term	2.76 years	N/A
			Discount for Lack of Marketability**	9.50%	N/A
			Discount Rate	10.5%—17.20%	15.82%
			Term	1.76 to 2.76 years	1.97
Preferred Stock	$773,930	Enterprise Value Waterfall Analysis	Equity Cost of Capital	14.78%	N/A
			Term	10 years	N/A
Rights	$196,569	Probability Weighted Expected Return	Discount for Lack of Marketability**	14.85—29.00%	21.76%
			Equity Cost of Capital	20.5%	N/A
			Scenario Probability	10.00%—70.00%	43.57%
			Weighted Average Cost of Capital	29.00%	N/A
Securities In Litigation	$437,377	Liquidation Analysis	Discount for Lack of Marketability**	30.00%	N/A
			Discount Rate	6.00%	N/A
			Future Fundings as % of Expected Proceeds	48.54%	N/A
			Recovery Probability	50.00%	N/A
			Term	4 years	N/A

Notes to Schedule of Investments	March 31, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

INVESTMENT TYPE	TOTAL FAIR VALUE	VALUATION METHODOLOGY	UNOBSERVABLE INPUT(S)	INPUT VALUE/ RANGE	WEIGHTED AVERAGE***

Common Stock	$450,536	Probability Weighted Expected Return	Discount for Lack of Marketability**	4.23%	N/A
			Discount Rate	8.00%	N/A
			Term	0.30 years	N/A
Convertible Bonds	$187,457	Liquidation Analysis	Discount Rate	10.50%	N/A
			Term	2.76 years	N/A
Corporate Bonds	$244,876	Liquidation Analysis	Discount Rate	10.50%	N/A
			Term	2.76 years	N/A

*

The table above does not include Level 3 securities that are valued by pricing vendors or brokers. At March 31, 2019, the value of these securities for the AQR Diversified Arbitrage Fund was $3,230,018. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of pricing vendor and/or broker due diligence, unchanged price review and consideration of macro or security specific events.

**	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
***	The weighted averages disclosed in the table above were weighted by relative fair value.

For more information on the Funds’ policy regarding the valuation of investments and other significant accounting policies, please refer to the notes to the financial statements as disclosed in the most recent semi-annual and annual report.